UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

On behalf of the following series:

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles Ultra Short Duration Fund

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

(Exact name of registrant as specified in charter)

383 Madison Avenue

New York, NY 10179

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2022

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For additional information about the risks of investing in the Funds’ see section 5 starting on page 290.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2022 (Unaudited)

Dear Shareholder,

We hope this letter finds you well.

The six months covered by this report were the most tumultuous we have seen in a while. Geopolitical turmoil and global supply chain issues took center stage, as the Federal Reserve engineered three successive rate hikes in an effort to rein in inflation.

The Six Circles Funds were designed in part to help our discretionary portfolios navigate through all types of markets. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during the review period, and how they performed against this volatile market backdrop.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2022	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2022 (Unaudited)

We believe that we are moving into the later part of the economic cycle.

This year, so far, has proven to be challenging in the markets globally. The MSCI USA Index is down 21.11% through June 2022. Developed Non-U.S. and Emerging Markets Equities also had negative returns in the first half of the year, with the MSCI World ex-USA Index down 18.76%, MSCI Emerging Markets Index down 17.63% and the MSCI World Index down 20.51% during the period.

Global Bond and cash markets outperformed equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bills Index returned 0.16% and the Bloomberg Barclays Global Aggregate Hedged Index had a negative return of 9.06%.

The Fed raised the target federal funds rate to 1.75% in June to bring down inflation to more sustainable levels. Market expectation is currently pricing in a Fed funds rate of 3.5% by year end. The Committee seeks to achieve maximum employment and return inflation to its 2 percent objective.

2	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(1.11)%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.16%

Net Assets as of 06/30/2022 (In Thousands)	$600,092
Duration	0.59 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to Goldman

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2022 through June 30, 2022 (the “reporting period”), the Fund posted a negative return on an absolute basis, and underperformed relative to the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 79% of the Fund’s exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors detracted from the Fund’s performance on an absolute basis as well as relative to the Index.

The Fund’s exposure to Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 6% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, the sector detracted from the Fund’s performance on an absolute basis but contributed to performance relative to the Index.

On an allocation level, both Fund’s allocations to Global Markets and Core Ultra Short strategies detracted from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

JUNE 30, 2022	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 96% of the Fund invested in instruments with maturities of three years and under as of June 30, 2022.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2022, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality, within the context of the broader portfolios.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2022, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Ultra Short Duration Fund	(1.11)%	(1.30)%	1.16%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.23% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.18% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(0.84)%
iMoneyNet Tax-Free National Institutional Money Market Index	0.12%

Net Assets as of 06/30/2022 (In Thousands)	$614,458
Duration	0.50 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax (1). The Fund also may invest in taxable instruments. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	Insight North America LLC (“Insight”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to Goldman

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2022 through June 30, 2022 (the “reporting period”), the Fund posted a negative return on an absolute basis and underperformed relative to the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Municipal Bonds and Investment Grade Credit were the largest sector exposures in the Fund on a look-through basis and comprised approximately 69% and 11% of the Fund, respectively, at the end of the reporting period. Both exposures detracted from the Fund’s performance on an absolute basis.

On allocation level, both of the Fund’s allocations to Global Markets and Core Municipal Ultra Short strategies detracted from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Municipal Ultra Short (Insight)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.
1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were

JUNE 30, 2022	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

invested into the more liquid segments of the fixed income market, with approximately 98% of the Fund invested in instruments with maturities of three years and under as of June 30, 2022.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Municipal Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2022, invests in a diversified fixed income portfolio on the shorter end of the U.S. municipal fixed income market, balancing income against credit quality, within the context of the broader portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2022, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Tax Aware Ultra Short Duration Fund	(0.84)%	(0.90)%	0.88%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.15% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Funds derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.15% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Although the performance of the iMoneyNet Tax-Free National Institutional Money Market Index reflects returns of constituent mutual funds net of expenses, the index itself is unmanaged and no expenses are deducted at the index level. The performance of the Index has also been adjusted to reflect reinvestment of all dividends and capital gain distributions of the mutual funds included in the Index, if applicable.

The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(20.12)%
MSCI USA Index	(21.11)%

Net Assets as of 06/30/2022 (In Thousands)	$15,082,429

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2022 through June 30, 2022 (the “reporting period”), the Fund posted a negative return on an absolute basis, but outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Health Care, Industrials and Communications Services sectors comprised approximately 52% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Health care contributed to the fund’s performance on an absolute basis while Industrials and Communication Services detracted. Relative to the Index Health Care and Industrials contributed while Communication Services detracted.

Consumer Staples, Energy and Information Technology sectors comprised approximately 27% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. Energy contributed to the Fund’s performance on an absolute basis while Consumer Staples and Information Technology detracted. Relative to the Index, Information Technology contributed to the Fund’s return while positioning in Energy and Consumer Staples detracted.

On an allocation level, the Fund’s allocation to U.S. Pharmaceuticals was the largest contributor on an absolute basis, whereas U.S. Interactive Media & Services was the largest detractor to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to fourteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
U.S. Software	15%
U.S. Pharmaceuticals	12
U.S. Interactive Media & Services	12
U.S. Financials	11
U.S. Managed Health Care	9
US Internet Retail	9
U.S. Air, Freight & Logistics	6
U.S. Industrials	6
USA	6
U.S. Data Processing	5
U.S. Life Sciences, Tools & Services	3
U.S. Beverages	2
U.S. Biotechnology	2
U.S. Semiconductors & Semiconductor Equipment	2

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

JUNE 30, 2022	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

Allocation to Broad USA comprised approximately 6% of the Fund as of June 30, 2022. Within the context of the broader Portfolios, the Adviser believes that an allocation to Broad USA provides the ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocation to U.S. Software and U.S. Internet Retail provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. These exposures collectively comprised approximately 24% of the Fund as of June 30, 2022.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 12% of the Fund as of June 30, 2022. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

Allocation to U.S. Financials comprised approximately 11% of the Fund as of June 30, 2022. The Adviser believes in capital adequacy and dividend sustainability in the sector and has conviction in the position given compelling valuations and more realistic market expectations about potential credit costs and buybacks.

Allocation to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 12% and 2% of the Fund respectively, as of June 30, 2022. The Adviser believes that Pharmaceutical companies have strong fundamentals with attractive valuations in the current market. Biotechnology sector focuses on the companies primarily engaged in the research, development, manufacturing and /or marketing of products based on genetic analysis and genetic engineering.

Allocation to U.S. Managed Health Care comprised approximately 9% of the Fund as of June 30, 2022. The Adviser believes that the allocation focuses on the intersection of health care and innovation. U.S. Managed Health Care provides exposure to the four paradigm shifts within Health care identified by our CIO team, including big data, advanced diagnostics, targeted therapies, and enhanced aging.

Allocation to U.S. Industrials was approximately 6% of the Fund as of June 30, 2022. The Adviser believes that the Industrials are cyclical companies that would continue to benefit from economic recovery and growth.

The Adviser believes that companies under U.S. Air, Freight & Logistics sector would continue to benefit from economic recovery and improve free cash flow generation after having underperformed. This allocation comprised approximately 6% of the Fund as of June 30, 2022.

Allocation to U.S. Beverages was approximately 2% of the Fund’s exposure as of June 30, 2022 and reflects the Adviser’s belief that this industry is relatively defensive vs. the market, and the major players of this sector are going through structural changes and thus are set to improve free cash flow conversion.

The Adviser believes that valuations for U.S. Semiconductors & Semiconductor Equipment industries are now more reasonable and provide an attractive entry point. This allocation comprised approximately 2% of the Fund as of June 30, 2022.

Allocation to Life Sciences Tools & Services was approximately 3% of the Fund as of June 30, 2022. The Adviser believes that the sector is comprised of high quality and large cap companies with double digit earnings growth.

Allocation to Data Processing was approximately 5% of the Fund as of June 30, 2022. The Adviser believes that the companies within the sector’s core business have been accelerating, as well as businesses have expanded into new payment flows.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles U.S. Unconstrained Equity Fund	(20.12)%	(12.50)%	10.93%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2022)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.26% and 0.05% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

8	SIX CIRCLES TRUST	JUNE 30, 2022

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the secu rities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 626 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2022	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(19.37)%
MSCI World ex-USA Index	(18.76)%

Net Assets as of 06/30/2022 (In Thousands)	$11,663,862

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2022 through June 30, 2022 (the “reporting period”), the Fund posted a negative return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Health Care, Consumer Discretionary and Information Technology sectors comprised approximately 48% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. All three-sector detracted on an absolute basis, while relative to the Index, Health Care contributed and Consumer Discretionary and Information Technology detracted.

Industrials, Financials and Materials sectors comprised approximately 29% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All three sectors detracted from the Fund’s performance on an absolute basis, as well as relative to index.

On an allocation level, there was no allocation that was a contributor to the Fund’s performance on an absolute basis, and the allocation to Europe ex-UK was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to thirteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe ex-UK	39%
Europe Pharmaceuticals	14
Broad UK	8
Europe Financials	8
Europe Autos	5
Europe Semiconductor & Semiconductor Equipment	5
Europe Food Products	5
Europe Industrials	4
Europe Integrated Oil & Gas	3
Europe Textile Luxury Goods	3
Japan Consumer Electronics	3
Korea Technology, Hardware, Storage & Peripherals	2
Europe ex-UK Utilities	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

Allocation to Europe ex-UK comprised approximately 39% of the Fund as of June 30, 2022. Within the context of the broader Portfolios, the Adviser believes that this is a defensive position and the exposure to renewable energy helps diversify against European Energy positions and provides a growth dynamic to the sector, while trading at reasonable valuations.

10	SIX CIRCLES TRUST	JUNE 30, 2022

Allocation to Europe Financials was approximately 8% of the Fund as of June 30, 2022. The Adviser has conviction in this sector due to improved capital levels. Financials can directly benefit from higher inflation and rates through higher lending costs and better net interest margin.

Allocation to Europe Pharmaceuticals comprised approximately 14% of the Fund as of June 30, 2022 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations, within the context of the broader Portfolios.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 1% of the Fund as of June 30, 2022.

Allocation to Broad UK comprised approximately 8% of the Fund as of June 30, 2022. Within the context of the broader Portfolios, the Adviser believes that the allocation adds to a more cyclical European market that has clarity as COVID-19 subsides.

The Adviser believes that allocation to Europe Automobiles is expected to perform well as the economy recovers. The focus on electric vehicles is likely to be a tailwind. This allocation comprised approximately 5% of the Fund as of June 30, 2022.

Allocation to European Food Products was approximately 5% of the fund as of June 30, 2022 and serves as a defensive position, allowing the Adviser access to a concentrated index of high-quality European companies.

Allocation to Europe Industrials was approximately 4% of the Fund as of June 30, 2022. The Adviser believes that the Industrials sector is built on cyclical exposures that would benefit from economic recovery and growth.

The Adviser believes that the allocation to Japan Consumer Electronics provides exposure to high quality Japanese Equity exposure with evolving business models. The allocation was approximately 3% of the Fund as of June 30, 2022.

The Adviser believes that the allocation to Korea Technology Hardware, Storage and Peripherals provides exposure to a strong player within the global technology supply chain. The allocation was approximately 2% of the Fund as of June 30, 2022.

Allocation to Textile Luxury Goods was approximately 3% of the Fund as of June 30, 2022. The Adviser believes that the sector provides cyclical exposures in Europe that would benefit from economic recovery and growth.

Allocation to Europe Integrated Oil & Gas was approximately 3% of the Fund as of June 30, 2022. The Adviser believes that the sector provides exposure to a cyclical industry that will take advantage of the early cycle environment.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles International Unconstrained Equity Fund	(19.37)%	(16.72)%	(0.88)%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.10% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

JUNE 30, 2022	SIX CIRCLES TRUST	11

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 887 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,380 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

12	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(7.38)%
Bloomberg Barclays Global-Aggregate Index - Hedged USD	(9.06)%

Net Assets as of 06/30/2022 (In Thousands)	$7,210,111
Duration	6.31 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Global Bond Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in a global portfolio of investment grade fixed income securities with varying maturities across government, corporate, and securitized fixed income sectors. The Fund will also allocate across a number of different countries around the world.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently engages to the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, Inc. (“PGIM”)

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2022 through June 30, 2022, (the “reporting period”) the Fund posted a negative return on an absolute basis, but outperformed relative to the Bloomberg Barclays Global- Aggregate Index – Hedged USD (the “Hedged Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Government Bonds was the largest sector exposure in the Fund on a look-through basis and comprised approximately 49% of the Fund at the end of the reporting period, with the Fund being underweight this sector relative to the Index. Government Bonds detracted from the Fund’s performance on an absolute basis during the reporting period, but contributed relative to the index.

Emerging Market Debt comprised approximately 7% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to Extended Credit detracted from the Fund’s performance on an absolute basis, but contributed relative to the index.

On the allocation level, the Fund’s allocation to China Treasury & Policy Bank was the largest contributor to the Fund’s return on an absolute basis during the reporting period, while Global Credit was the largest detractor.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to eleven strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Asia Pacific Government ex China (BlackRock)	29%
China Treasury & Policy Bank (BlackRock)	12
Global Credit (PGIM)	10
Global Securitized (PIMCO)	10
Pan-European Government (BlackRock)	9
U.S. Securitized (BlackRock)	8
Pan-European Credit (BlackRock)	8
U.S. Government (BlackRock)	7
Global Government (PGIM)	5
Pan European Securitized (BlackRock)	1
U.S. Credit (BlackRock)	1

*

The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value

JUNE 30, 2022	SIX CIRCLES TRUST	13

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

Allocations to Asia Pacific Government ex-China and Pan-European Government comprised approximately 38% of the Fund as of June 30, 2022 and provide what the Adviser believes is a low tracking error, tactical way to allocate to government bonds within these regions.

Allocation to Global Credit and Pan European Credit comprised approximately 18% of the Fund as of June 30, 2022 and provides what the Adviser believes to be a full tracking error, flexible access point to a broad range of global corporate bonds across different regions, sectors, and credit qualities.

Allocation to Global Securitized and Pan European Securitized comprised approximately 11% of the Fund as of June 30, 2022 and provides what the Adviser believes to be full tracking error, flexible access to a broad range of securitized debt across different regions, sectors, and credit qualities.

The Adviser believes that the allocation to Global Government provides full tracking error access to a broad range of government bonds across different regions. The allocation was approximately 5% of the Fund as of June 30, 2022.

Allocations to U.S. Credit, U.S. Government and U.S. Securitized comprised approximately 16% of the Fund as of June 30, 2022. These allocations provide what the Adviser believes is a low tracking error, tactical way to allocate within these sectors.

Allocations to China Treasury & Policy Bank comprised approximately 12% of the Fund as of June 30, 2022. This exposure allows the portfolio to tactically allocate to Chinese government bonds.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Global Bond Fund	(7.38)%	(7.30)%	(2.69)%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	1.95% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Funds derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.11% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund and the Bloomberg Barclays Global-Aggregate Index - Hedged USD from May 19, 2020 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays Global-Aggregate Index - Hedged USD does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

14	SIX CIRCLES TRUST	JUNE 30, 2022

The Bloomberg Barclays Global Aggregate Index - Hedged USD provides a broad-based measure of the global investment grade fixed income markets. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2022	SIX CIRCLES TRUST	15

Six Circles Tax Aware Bond Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(7.79)%
Bloomberg Barclays 1-15 Year Municipal Bond Index	(6.80)%

Net Assets as of 06/30/2022 (In Thousands)	$5,083,686
Duration	5.41 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Bond Fund (the “Fund”) seeks to provide after-tax total return. The Fund invests at least 50% in municipal securities across varying maturity ranges, the income from which is exempt from federal income tax(a). The Fund also may invest in taxable instruments.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently engages the following Sub-Advisers:

•	Allspring Global Investments, LLC (“Allspring”)
•	BlackRock Investment Management, LLC (“BlackRock”)(b)
•	Capital International Inc. (“Capital Group”)
•	Nuveen Asset Management, LLC (“Nuveen”)

(b)	During the reporting period, the Adviser did not allocate Fund assets to this Sub-Adviser.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2022 through June 30, 2022, (the “reporting period”), the Fund posted a negative return on an absolute basis, and underperformed relative to the Bloomberg Barclays 1-15 Year Municipal Bond Index (the “Index”). Refer-

ences to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Municipal Bonds were the largest sector exposure in the Fund on a look-through basis and comprised approximately 93% of the Fund at the end of the reporting period. This sector detracted from the Fund’s performance on an absolute basis as well as relative to benchmark during the reporting period.

High Yield Municipal Bonds were approximately 1% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to High Yield Municipal Bonds detracted from the Fund’s performance on an absolute basis, while contributing relative to the index.

On the allocation level, the full tracking error Municipal allocations managed by Nuveen was the largest detractor on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to five strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Municipals (Allspring)	38%
Municipals (Nuveen)	38
Short Duration Municipal (Capital Group)	11
Intermediate Duration Municipal (Capital Group)	7
Long Duration Municipal (Capital Group)	6

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	SIX CIRCLES TRUST	JUNE 30, 2022

***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.
(a)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

Allocations to Short Duration Municipal, Intermediate Duration Municipal and Long Duration Municipal comprised approximately 11%, 7% and 6% of the Fund, respectively, as of June 30, 2022. These allocations provide what the Adviser believes to be low tracking error, flexible access points to municipal debt within short and intermediate maturity ranges.

The Adviser believes that the allocations to Municipal strategies sub-advised by Nuveen and Allspring provide full tracking error, flexible access to a broad range of municipals across different sectors and credit qualities. Each of these allocations were approximately 38% of the Fund as of June 30, 2022.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Tax Aware Bond Fund	(7.79)%	(7.56)%	(1.01)%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2022)

1)	Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global
Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.13% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund and the Bloomberg Barclays 1-15 Year Municipal Bond Index from May 19, 2020 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-15 Year Municipal Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2022	SIX CIRCLES TRUST	17

Six Circles Credit Opportunities Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(13.00)%
Bloomberg Barclays U.S. Intermediate Corporate Bond Index	(8.97)%

Net Assets as of 06/30/2022 (In Thousands)	$3,257,227
Duration	3.52 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Credit Opportunities Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in global fixed income opportunities, including below investment-grade debt, as well as other tactical credit opportunities.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	BlueBay Asset Management LLP (“BlueBay”)(a)
•	Federated Investment Management Company (“Federated”)(b)
•	Lord Abbett & Co, LLC (“Lord Abbett”)
•	Muzinich & Co., Inc. (“Muzinich”)(a)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, INC. (“PGIM”)

(a)	During the reporting period, the Fund has not allocated assets to these Sub-Advisers
(b)	During the reporting period, the he Adviser has reduced the portion of the Fund allocated to Federated to zero

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2022 through June 30, 2022, (the “reporting period”) the Fund posted a negative return on an absolute basis, and underperformed relative to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, High Yield was the largest sector exposure in the Fund on a look-through basis and comprised approximately 65% of the Fund at the end of the reporting period. During the reporting period, this sector detracted from the Fund’s performance on an absolute basis and relative to the Index.

Investment Grade Corporate Bonds was the largest sector underweight, with approximately 4% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, exposure to Investment Grade Corporate Bonds detracted from the Fund’s performance on an absolute basis but contributed relative to the index.

On an allocation level, High Yield allocations managed by BlackRock and PGIM were the largest detractors on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to four Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
High Yield (BlackRock)	34%
High Yield (PGIM)	34
Asia High Yield (PIMCO)	25
Short Duration (Lord Abbett)	7

*

The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value

18	SIX CIRCLES TRUST	JUNE 30, 2022

may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

Allocations to High Yield managed by BlackRock comprised approximately 34% of the Fund as of June 30, 2022. The Adviser believes that the allocation provides flexibility in the portfolio construction process for adjusting credit quality and sector allocations in response to market movements.

Allocations to High Yield managed by PGIM comprised approximately 34% of the Fund as of June 30, 2022. This allocation provides what the Adviser believes to be a broader market exposure without large sector or credit rating bets.

Allocations to Short Duration managed by Lord Abbett comprised approximately 7% of the Fund as of June 30, 2022. The adviser believes that this allocation provides a higher quality, shorter duration exposure and consists of investment grade and securitized bonds.

The allocation to Asia High Yield managed by PIMCO comprised approximately 25% of the Fund as of June 30, 2022 and provides what the Adviser believes to be a more focused exposure to Asian Corporates issuing USD denominated bonds.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (August 19, 2020)
Six Circles Credit Opportunities Fund	(13.00)%	(11.96)%	(3.44)%

*	Not Annualized

GROWTH OF $10,000 REPORT (08/19/2020 TO 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.15% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.81% and 0.25% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on August 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Credit Opportunities Fund and the Bloomberg Barclays U.S. Intermediate Corporate Bond Index from August 19, 2020 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays U.S. Intermediate Corporate Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays U.S. Intermediate Corporate Total Return Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2022	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 14.1%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,199
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 2.29%, 01/28/2031 (e) (aa)		1,247	1,223
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 2.33%, 01/28/2031 (e) (aa)		1,577	1,554
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 2.27%, 11/17/2027 (e) (aa)		226	224
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.97%, 04/22/2027 (e) (aa)		847	833
Autoflorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 0.19%, 12/24/2044 (aa)	EUR	777	810
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 0.24%, 12/24/2044 (aa)	EUR	161	167
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,071
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 2.13%, 04/20/2031 (e) (aa)		250	244
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 2.24%, 10/15/2036 (e) (aa)		1,000	969
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (ICE LIBOR USD 3 Month + 1.19%), 2.25%, 07/20/2034 (e) (aa)		1,000	969
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 2.16%, 01/20/2031 (e) (aa)		1,000	983
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/2035 (e)		142	141
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 2.96%, 06/15/2031 (e) (aa)		2,000	1,961
BMW Canada Auto Trust, (Canada), Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	1,000	776
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 2.64%, 12/15/2038 (e) (aa)		360	347

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.21%, 10/20/2029 (e) (aa)		491	487
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		1,060	1,029
Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.60%), 1.38%, 05/15/2025 (aa)		1,046	1,044
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		135	135
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 1.97%, 08/15/2032 (e) (aa)		515	513
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 2.24%, 10/17/2031 (e) (aa)		1,000	981
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 2.97%, 10/25/2037 (e) (aa)		185	184
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)		350	333
DLLST LLC, Series 2022-1A, Class A1, 1.56%, 05/22/2023 (e)		755	752
Dowson plc, (United Kingdom),
Series 2021-2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.68%), 1.62%, 10/20/2028 (aa)	GBP	474	575
Series 2021-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.20%), 2.14%, 10/20/2028 (aa)	GBP	200	240
Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.92%), 1.86%, 01/20/2029 (aa)	GBP	377	458
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.99%, 07/18/2030 (e) (aa)		1,500	1,475
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		12	12
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		891	809
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		284	283
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		794	733
Ford Auto Securitization Trust, (Canada),
Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	23	18
Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	1,300	981

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust, Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.60%), 1.38%, 10/15/2024 (aa)		714	713
Ford Credit Auto Owner Trust,
Series 2019-B, Class A4, 2.24%, 10/15/2024		320	319
Series 2022-B, Class A2A, 3.44%, 02/15/2025		2,633	2,633
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 1.92%, 09/15/2024 (aa)		2,480	2,481
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,351
FS Rialto Issuer LLC, Series 2022-FL4, Class A, (United States 30 Day Average SOFR + 1.90%), 2.69%, 01/19/2039 (e) (aa)		583	563
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 2.23%, 10/15/2030 (e) (aa)		1,650	1,622
GM Financial Automobile Leasing Trust, Series 2022-2, Class A2, 2.93%, 10/21/2024		2,170	2,157
GM Financial Consumer Automobile Receivables Trust,
Series 2019-3, Class A4, 2.21%, 11/18/2024		175	174
Series 2020-1, Class A3, 1.84%, 09/16/2024		405	404
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	570	440
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	98
Honda Auto Receivables Owner Trust, Series 2019-3, Class A4, 1.85%, 08/15/2025		245	244
Hyundai Auto Receivables Trust, Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.63%), 1.41%, 02/18/2025 (e) (aa)		3,760	3,760
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 2.18%, 10/19/2028 (e) (aa)		776	765
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 2.96%, 02/17/2039 (e) (aa)		1,310	1,266
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 2.14%, 10/15/2032 (e) (aa)		250	244
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,421

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 2.22%, 12/16/2058 (e) (aa)		275	274
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.52%, 06/27/2067 (e) (aa)		959	949
Series 2021-CA, Class AFL, (ICE LIBOR USD 1 Month + 0.74%), 2.34%, 04/20/2062 (e) (aa)		585	571
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 0.92%), 1.96%, 10/18/2030 (e) (aa)		1,900	1,866
Nissan Auto Lease Trust, Series 2022-A, Class A2A, 3.45%, 08/15/2024		3,880	3,878
OHA Credit Funding 6 Ltd., (Cayman Islands), Series 2020-6A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 2.20%, 07/20/2034 (e) (aa)		1,000	967
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 0.00%, 03/14/2029 (e) (aa)		835	831
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		300	296
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		566	563
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		519	513
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 2.34%, 04/30/2027 (e) (aa)		13	13
Palmer Square CLO Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (ICE LIBOR USD 3 Month + 1.00%), 2.04%, 10/17/2031 (e) (aa)		250	244
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 2.42%, 07/25/2035 (aa)		745	737
Pawneee Equipment Receivables Series LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		1,000	959
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 0.00%, 07/15/2026 (w) (aa) (bb)	GBP	723	880
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		734	660

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		574	537
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		274	257
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 2.87%, 07/25/2051 (e) (aa)		150	148
Red & Black Auto Germany, (Germany), Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 0.21%, 09/15/2030 (aa)	EUR	200	205
Red & Black Auto Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 0.15%, 12/28/2031 (aa)	EUR	1,371	1,432
Rockford Tower CLO Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 2.25%, 10/20/2030 (e) (aa)		250	245
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 2.13%, 01/15/2030 (e) (aa)		1,000	984
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/2026		1,500	1,490
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 1.35%, 11/14/2034 (aa)	EUR	358	372
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 1.78%, 10/25/2029 (e) (aa)		1,093	1,085
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 2.77%, 02/17/2032 (e) (aa)		717	715
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		507	492
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 2.22%, 09/15/2034 (e) (aa)		1,060	1,055
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		514	468
Series 2021-A, Class A2A1, (ICE LIBOR USD 1 Month + 0.73%), 2.05%, 01/15/2053 (e) (aa)		2,345	2,279
Series 2021-C, Class A1, (ICE LIBOR USD 1 Month + 0.40%), 1.72%, 01/15/2053 (e) (aa)		142	142
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 1.83%, 02/16/2055 (e) (aa)		1,125	1,119
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)		57	56

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class A, (ICE LIBOR USD 3 Month + 1.20%), 2.38%, 01/23/2032 (e) (aa)	700	684
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (ICE LIBOR USD 3 Month + 1.02%), 2.04%, 10/13/2032 (e) (aa)	265	259
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 2.31%, 11/20/2061 (e) (aa)	231	227
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,500	1,396
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 2.26%, 10/15/2029 (e) (aa)	2,065	2,046
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 1.88%, 07/22/2024 (aa)	283	283
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02%, 10/21/2024	3,014	3,001
Voya CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.19%, 10/15/2031 (e) (aa)	1,150	1,128
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 2.02%, 06/07/2030 (e) (aa)	270	266
Westlake Automobile Receivables Trust, Series 2021-3A, Class A3, 0.95%, 06/16/2025 (e)	1,460	1,415
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (ICE LIBOR USD 3 Month + 0.98%), 2.04%, 07/20/2030 (e) (aa)	250	246

Total Asset-Backed Securities (Cost $86,490)		84,401

Certificates of Deposit — 3.0%

Financial — 3.0%

Banks — 3.0%
Canadian Imperial Bank of Commerce, (Canada), 1.35%, 02/13/2023	3,000	2,965
Credit Suisse AG, (Switzerland), 0.50%, 10/28/2022	1,400	1,391
(SOFR Compounded Index + 0.43%), 1.94%, 10/28/2022 (aa)	4,500	4,502
Goldman Sachs Bank USA, (United States SOFR + 0.24%), 1.46%, 02/13/2023 (aa)	2,000	1,997
MUFG Bank Ltd., (Japan),
(United States SOFR + 0.30%), 1.81%, 03/10/2023 (aa)	3,000	2,995

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Certificates of Deposit — continued

Banks — continued
(United States SOFR + 0.30%), 1.81%, 03/13/2023 (aa)		3,000	2,995
Standard Chartered Bank, (United Kingdom), (United States SOFR + 0.42%), 1.93%, 07/28/2023 (aa)		1,300	1,297

Total Financial			18,142

Total Certificates of Deposit (Cost $18,200)			18,142

Collateralized Mortgage Obligations — 3.8%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 2.11%, 11/16/2066 (e) (aa)		71	71
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 1.95%, 05/16/2056 (aa)	GBP	746	908
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 1.53%, 08/20/2045 (aa)	GBP	522	631
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		338	318
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.32%, 10/28/2059 (aa)	EUR	862	892
Finsbury Square plc, (United Kingdom),
Series 2019-3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.01%), 1.77%, 12/16/2069 (aa)	GBP	115	139
Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 2.06%, 06/16/2070 (e) (aa)	GBP	281	342
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 1.60%, 05/25/2050 (aa)		1,737	1,751
Series 2022-8, Class D, 2.00%, 08/25/2038		1,644	1,567
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		677	665
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 1.45%, 12/20/2064 (aa)		1,264	1,252
Series 2017-121, Class PE, 3.00%, 07/20/2046		194	191
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 1.15%, 08/20/2065 (aa)		1,643	1,629
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 1.48%, 05/20/2044 (aa)		414	411

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 2.27%, 06/20/2071 (aa)		1,506	1,560
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 1.07%, 01/20/2052 (aa)		982	918
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 1.12%, 01/20/2072 (aa)		686	666
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		358	340
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,311	1,206
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.97%), 1.57%, 11/15/2049 (aa)	GBP	23	28
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		418	386
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		128	128
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		342	324
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		706	680
Resimac Bastille Trust Series, (Australia), Series 2021-2NCA, Class A1A, (ICE LIBOR USD 1 Month + 0.65%), 1.45%, 02/03/2053 (e) (aa)		404	401
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.86%, 11/17/2030 (e) (aa)	GBP	800	956
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 0.51%, 01/21/2070 (e) (aa)		700	695
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 0.79%, 01/21/2070 (aa)	GBP	550	659
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		257	250
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		152	148
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		353	336
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 1.36%, 07/20/2060 (e) (aa)	GBP	161	195
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 0.90%), 1.36%, 07/20/2045 (e) (aa)	GBP	674	820

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	23

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 2.62%, 05/25/2058 (e) (aa)		369	364
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 1.30%, 02/27/2033 (aa)	EUR	1,000	1,025

Total Collateralized Mortgage Obligations (Cost $23,910)			22,852

Commercial Mortgage-Backed Securities — 5.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 2.07%, 09/15/2034 (e) (aa)		500	490
AREIT Trust, Series 2019-CRE3, Class A, (CME Term SOFR 1 Month + 1.38%), 2.72%, 09/14/2036 (e) (aa)		106	105
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 2.60%, 11/17/2038 (e) (aa)		662	639
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 2.02%, 01/16/2037 (e) (aa)		1,000	960
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 2.33%, 06/15/2035 (e) (aa)		500	484
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.37%, 04/15/2036 (e) (aa)		400	392
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 2.57%, 09/15/2036 (e) (aa)		500	480
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 2.01%, 10/15/2038 (e) (aa)		723	689
Series 2022-LP2, Class A, (CME Term SOFR 1 Month + 1.01%), 2.35%, 02/15/2039 (e) (aa)		934	896
BX Trust, Series 2022-IND, Class A, (CME Term SOFR 1 Month + 1.49%), 2.82%, 04/15/2037 (e) (aa)		950	925
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (ICE LIBOR USD 1 Month + 1.07%), 2.39%, 12/15/2037 (e) (aa)		765	751
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 2.27%, 02/15/2039 (e) (aa)		530	505
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		919	908

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)	1,000	999
Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 2.50%, 10/15/2036 (e) (aa)	900	889
Cold Storage Trust, Series 2020-ICE5, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.22%, 11/15/2037 (e) (aa)	870	848
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,235	1,217
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.61%, 06/10/2046 (z)	418	416
Series 2013-CR11, Class A4, 4.26%, 08/10/2050	750	752
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	657	654
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,600	1,589
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	428	427
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	283	281
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, (ICE LIBOR USD 1 Month + 0.98%), 2.30%, 05/15/2036 (e) (aa)	590	580
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 2.48%, 11/15/2038 (e) (aa)	974	942
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (ICE LIBOR USD 1 Month + 0.80%), 1.99%, 05/15/2035 (e) (aa)	1,188	1,171
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 2.27%, 12/15/2036 (e) (aa)	690	663
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	716	714
Series 2013-GC16, Class A4, 4.27%, 11/10/2046	1,000	998
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, 4.13%, 07/05/2031 (e)	1,000	984
Life Mortgage Trust, Series 2021-BMR, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.02%, 03/15/2038 (e) (aa)	295	285
MF1X,
Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 2.35%, 12/15/2034 (e) (aa)	1,130	1,129
Series 2021-W10, Class B, (CME Term SOFR 1 Month + 1.37%), 2.65%, 12/15/2034 (e) (aa)	120	120

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.12%, 04/15/2038 (e) (aa)	1,135	1,106
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	60	60
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	256	255
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 2.32%, 05/15/2036 (e) (aa)	700	673
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 2.68%, 03/15/2039 (e) (aa)	1,100	1,080
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 3.10%, 03/15/2035 (e) (aa)	900	880
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.02%, 10/15/2038 (e) (aa)	900	855
TPGI Trust, Series 2021-DGWD, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.02%, 06/15/2026 (e) (aa)	1,360	1,299
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 2.57%, 07/15/2046 (e) (aa)	728	728
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	347	341
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	7	7
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	926	924
Series 2013-C11, Class A5, 3.07%, 03/15/2045	876	872
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	265	264
Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)	1,250	1,246

Total Commercial Mortgage-Backed Securities (Cost $35,677)		34,472

Corporate Bonds — 55.1%

Basic Materials — 1.0%

Chemicals — 1.0%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 1.11%), 2.52%, 11/15/2023 (aa)	1,500	1,507
4.21%, 11/15/2023	2,000	2,013

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
International Flavors & Fragrances, Inc., 0.70%, 09/15/2022 (e)		2,400	2,389

Total Basic Materials			5,909

Communications — 4.1%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		400	401

Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 2.94%, 02/01/2024 (aa)		4,000	4,031
Discovery Communications LLC, 2.95%, 03/20/2023		1,500	1,490

			5,521

Telecommunications — 3.1%
AT&T, Inc.,
(SOFR Compounded Index + 0.64%), 2.15%, 03/25/2024 (aa)		3,750	3,715
(ICE LIBOR USD 3 Month + 1.18%), 2.90%, 06/12/2024 (aa)		4,000	4,012
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 3.11%, 09/19/2023 (aa)	AUD	720	499
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)		1,300	1,282
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023		400	401
Verizon Communications, Inc.,
(SOFR Compounded Index + 0.50%), 2.01%, 03/22/2024 (aa)		5,000	4,939
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 2.24%, 02/17/2023 (aa)	AUD	2,400	1,659
(ICE LIBOR USD 3 Month + 1.10%), 2.51%, 05/15/2025 (aa)		200	199
Vodafone Group plc, (United Kingdom), Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 2.67%, 12/13/2022 (aa)	AUD	2,580	1,783

			18,489

Total Communications			24,411

Consumer Cyclical — 8.0%

Auto Manufacturers — 7.4%
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)		1,100	1,100
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 1.59%, 08/12/2024 (e) (aa)		2,130	2,101
(SOFR Compounded Index + 0.84%), 2.35%, 04/01/2025 (e) (aa)		1,100	1,090
Daimler Finance North America LLC,
1.75%, 03/10/2023 (e)		1,800	1,778
2.55%, 08/15/2022 (e)		3,250	3,251

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	25

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Auto Manufacturers — continued
General Motors Financial Co., Inc.,
1.05%, 03/08/2024	1,350	1,281
(United States SOFR + 0.76%), 2.18%, 03/08/2024 (aa)	1,000	971
3.25%, 01/05/2023	700	699
3.55%, 07/08/2022	4,750	4,750
3.70%, 05/09/2023	1,200	1,200
4.15%, 06/19/2023	500	500
Hyundai Capital America,
0.80%, 04/03/2023 (e)	2,790	2,723
1.00%, 09/17/2024 (e)	725	673
Reg. S, 4.13%, 06/08/2023	300	300
Nissan Motor Acceptance Co. LLC,
1.05%, 03/08/2024 (e)	1,170	1,098
(ICE LIBOR USD 3 Month + 0.65%), 1.67%, 07/13/2022 (e) (aa)	600	600
(ICE LIBOR USD 3 Month + 0.64%), 2.31%, 03/08/2024 (e) (aa)	3,375	3,292
(ICE LIBOR USD 3 Month + 0.69%), 2.92%, 09/28/2022 (e) (aa)	1,800	1,794
3.88%, 09/21/2023 (e)	1,000	994
Stellantis NV, (Netherlands), 5.25%, 04/15/2023	2,000	2,014
Toyota Motor Credit Corp., (SOFR Compounded Index + 0.65%), 2.16%, 12/29/2023 (aa)	2,100	2,100
Volkswagen Group of America Finance LLC, 0.75%, 11/23/2022 (e)	6,000	5,952
0.88%, 11/22/2023 (e)	1,800	1,725
2.70%, 09/26/2022 (e)	200	200
4.25%, 11/13/2023 (e)	2,090	2,091

		44,277

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024	500	499

Retail — 0.5%
7-Eleven, Inc.,
0.63%, 02/10/2023 (e)	1,700	1,667
0.80%, 02/10/2024 (e)	1,400	1,328

		2,995

Total Consumer Cyclical		47,771

Consumer Non-cyclical — 6.9%
Agriculture — 0.6%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.88%), 2.29%, 08/15/2022 (aa)	3,200	3,198
2.76%, 08/15/2022	271	270

		3,468

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)	400	372

Biotechnology — 0.4%
Gilead Sciences, Inc., 0.75%, 09/29/2023	2,625	2,541

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 3.79%, 12/16/2024 (aa)	AUD	700	494

Food — 1.0%
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 1.01%), 2.05%, 10/17/2023 (aa)		1,797	1,801
2.60%, 10/12/2022		915	915
6.41%, 10/15/2022		500	505
Kroger Co. (The), 2.80%, 08/01/2022		3,000	3,000

			6,221

Healthcare — Products — 0.6%
Stryker Corp., 0.60%, 12/01/2023		1,330	1,276
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023		1,100	1,067
(SOFR Compounded Index + 0.53%), 1.40%, 10/18/2024 (aa)		1,285	1,271

			3,614

Healthcare — Services — 0.9%
Elevance Health, Inc., 2.95%, 12/01/2022		1,906	1,905
HCA, Inc., 5.00%, 03/15/2024		800	805
Humana, Inc., 0.65%, 08/03/2023		3,040	2,942

			5,652

Pharmaceuticals — 3.2%
AbbVie, Inc., 2.90%, 11/06/2022		9,500	9,499
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 1.01%), 2.84%, 12/15/2023 (e) (aa)		2,700	2,685
3.88%, 12/15/2023 (e)		5,195	5,187
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023		796	788
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023		1,000	1,008

			19,167

Total Consumer Non-cyclical			41,529

Diversified — 0.3%
Holding Companies—Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		1,700	1,702

Energy — 1.3%
Oil & Gas — 0.7%
Phillips 66, 0.90%, 02/15/2024		1,800	1,715
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024		1,500	1,471
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026		1,000	965

			4,151

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pipelines — 0.6%
Enbridge, Inc., (Canada), 0.55%, 10/04/2023		220	212
(United States SOFR + 0.40%), 1.64%, 02/17/2023 (aa)		375	373
2.15%, 02/16/2024		720	699
4.00%, 10/01/2023		1,750	1,758
Kinder Morgan, Inc., 3.15%, 01/15/2023		569	568
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023		200	202

			3,812

Total Energy			7,963

Financial — 24.6%
Banks — 20.3%
ADCB Finance Cayman Ltd., (Cayman Islands), (BBSW ASX Australian 3 Month + 1.38%), 1.91%, 10/25/2022 (aa)	AUD	2,400	1,659
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,000	934
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023		800	772
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)		1,200	1,157
3.85%, 04/12/2023		3,400	3,393
Bank of America Corp.,
(United States SOFR + 0.67%), 1.84%, 02/04/2025 (aa)		1,490	1,436
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		9,366	9,337
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		1,100	1,097
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		1,000	997
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 2.79%, 05/16/2024 (aa)		4,400	4,398
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 3.51%, 06/15/2023 (aa)	AUD	1,000	694
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 3.49%, 12/16/2022 (aa)	AUD	500	347
BPCE SA, (France), 4.00%, 04/15/2024		700	699
Canadian Imperial Bank of Commerce, (Canada), 0.45%, 06/22/2023		2,200	2,132
Citigroup, Inc.,
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		6,480	6,353
(ICE LIBOR USD 3 Month + 0.95%), 2.13%, 07/24/2023 (aa)		700	698
(BBSW ASX Australian 3 Month + 1.72%), 2.25%, 10/27/2023 (aa)	AUD	1,000	696
(United States SOFR + 1.37%), 2.66%, 05/24/2025 (aa)		2,000	1,984

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)		295	295
Credit Suisse AG, (Switzerland), 0.52%, 08/09/2023		4,200	4,054
(BBSW ASX Australian 3 Month + 1.15%), 2.24%, 05/26/2023 (aa)	AUD	2,500	1,727
Credit Suisse Group AG, (Switzerland), 3.80%, 06/09/2023		1,000	992
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.80%, 09/15/2022		2,734	2,736
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 2.78%, 09/12/2023 (aa)		500	500
Reg. S, 5.38%, 01/12/2024		1,200	1,212
Deutsche Bank AG, (Germany), 3.95%, 02/27/2023		1,500	1,497
DNB Bank ASA, (Norway), (SOFR Compounded Index + 0.83%), 2.34%, 03/28/2025 (e) (aa)		1,295	1,286
Federation des Caisses Desjardins du Quebec, (Canada), (United States SOFR + 0.43%), 1.72%, 05/21/2024 (e) (aa)		1,900	1,866
Goldman Sachs Group, Inc. (The), 0.52%, 03/08/2023		4,000	3,922
1.22%, 12/06/2023		600	578
(United States SOFR + 0.50%), 1.94%, 09/10/2024 (aa)		2,500	2,437
(United States SOFR + 1.39%), 2.87%, 03/15/2024 (aa)		800	801
(ICE LIBOR USD 3 Month + 0.99%), 2.91%, 07/24/2023 (aa)		300	300
3.20%, 02/23/2023		1,516	1,517
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.98%, 10/02/2022 (e) (aa)		400	400
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.58%), 1.85%, 11/22/2024 (aa)		620	601
(ICE LIBOR USD 3 Month + 1.00%), 2.46%, 05/18/2024 (aa)		3,500	3,471
(ICE LIBOR USD 3 Month + 1.23%), 2.95%, 03/11/2025 (aa)		1,000	992
3.60%, 05/25/2023		1,500	1,504
KeyBank NA, (United States SOFR + 0.32%), 0.43%, 06/14/2024 (aa)		375	364
Lloyds Banking Group plc, (United Kingdom),
(BBSW ASX Australian 3 Month + 1.30%), 3.14%, 03/20/2023 (aa)	AUD	300	207
4.05%, 08/16/2023		1,400	1,404
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 2.07%, 07/26/2023 (aa)		2,300	2,300

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	27

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 2.15%, 05/25/2024 (aa)		5,000	4,944
3.55%, 03/05/2023		2,500	2,508
Morgan Stanley,
(United States SOFR + 0.46%), 0.53%, 01/25/2024 (aa)		7,200	7,060
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		2,500	2,494
3.75%, 02/25/2023		1,000	1,003
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.55%), 3.75%, 06/25/2024 (aa)		1,750	1,751
3.88%, 09/12/2023		4,400	4,388
NatWest Markets plc, (United Kingdom), (United States SOFR + 1.66%), 3.17%, 09/29/2022 (e) (aa)		2,100	2,103
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 2.54%, 08/30/2023 (e) (aa)		200	200
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 1.24%, 08/12/2024 (aa)	AUD	1,000	682
(BBSW ASX Australian 3 Month + 0.35%), 2.19%, 03/18/2024 (f) (aa)	AUD	1,000	686
Santander Holdings USA, Inc., 3.40%, 01/18/2023		400	399
Societe Generale SA, (France), 2.63%, 01/22/2025 (e)		800	761
3.88%, 03/28/2024 (e)		700	693
4.25%, 09/14/2023 (e)		300	301
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,571
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.61%, 10/16/2024 (aa)	AUD	2,300	1,589
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	186
UBS AG, (Switzerland),
(United States SOFR + 0.36%), 1.53%, 02/09/2024 (e) (aa)		1,000	994
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 1.58%, 07/30/2025 (aa)	AUD	2,100	1,442
(United States SOFR + 0.45%), 1.62%, 08/09/2024 (e) (aa)		1,615	1,604
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,500	3,499
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	2,930

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
2.51%, 10/27/2023 (f)	CAD	2,500	1,898
Woori Bank, (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.87%), 2.16%, 02/01/2023 (aa)		300	300

			121,732

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.13%, 07/03/2023		2,600	2,575
4.50%, 09/15/2023		1,100	1,095
Air Lease Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 2.18%, 12/15/2022 (aa)		2,800	2,797
2.63%, 07/01/2022		2,410	2,410
Aircastle Ltd., (Bermuda), 5.00%, 04/01/2023		500	499
American Express Co.,
(United States SOFR + 0.93%), 2.32%, 03/04/2025 (aa)		1,120	1,110
3.38%, 05/03/2024		970	963
3.40%, 02/22/2024		2,000	1,995
Aviation Capital Group LLC, 3.88%, 05/01/2023 (e)		2,500	2,479
Capital One Financial Corp., 2.60%, 05/11/2023		3,500	3,476
International Lease Finance Corp., 5.88%, 08/15/2022		300	301
Mitsubishi HC Capital, Inc., (Japan), 2.65%, 09/19/2022 (e)		800	799
3.96%, 09/19/2023 (e)		550	550
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,742
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	394
Park Aerospace Holdings Ltd., (Cayman Islands), 5.25%, 08/15/2022 (e)		1,300	1,300
Synchrony Financial, 4.38%, 03/19/2024		750	746

			25,231

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom), (ICE LIBOR USD 3 Month + 1.06%), 3.77%, 03/08/2024 (e) (aa)		1,000	997

Total Financial			147,960

Industrial — 3.1%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024		1,200	1,147
4.51%, 05/01/2023		1,000	1,002

			2,149

Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023		695	672

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Engineering & Construction — 0.1%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.90%, 03/22/2023	400	400

Machinery — Construction & Mining — 0.3%
Caterpillar Financial Services Corp., (United States SOFR + 0.45%), 1.67%, 11/13/2023 (aa)	835	833
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,200	1,163

		1,996

Machinery — Diversified — 0.3%
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,000	1,009
Rockwell Automation, Inc., 0.35%, 08/15/2023	480	465

		1,474

Miscellaneous Manufacturers — 0.5%
General Electric Co., 2.70%, 10/09/2022	1,185	1,185
Parker-Hannifin Corp., 3.65%, 06/15/2024	2,100	2,094

		3,279

Packaging & Containers — 0.3%
Berry Global, Inc., 0.95%, 02/15/2024	1,800	1,706

Transportation — 0.3%
Ryder System, Inc., 3.88%, 12/01/2023	2,000	2,001

Trucking & Leasing — 0.8%
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.70%, 03/14/2023 (e)	3,000	2,991
3.90%, 02/01/2024 (e)	2,000	1,992

		4,983

Total Industrial		18,660

Technology — 3.1%
Computers — 0.3%
International Business Machines Corp., 2.88%, 11/09/2022	304	304
Leidos, Inc., 2.95%, 05/15/2023	1,700	1,684

		1,988

Semiconductors — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.63%, 01/15/2024	2,000	2,000
SK Hynix, Inc., (South Korea), 1.00%, 01/19/2024 (e)	400	382

		2,382

Software — 2.4%
Fidelity National Information Services, Inc.,
0.38%, 03/01/2023	3,745	3,668
0.60%, 03/01/2024	1,115	1,056
Fiserv, Inc., 3.80%, 10/01/2023	3,415	3,418
Oracle Corp.,
2.40%, 09/15/2023	2,000	1,970
2.50%, 10/15/2022	1,180	1,177

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
VMware, Inc., 0.60%, 08/15/2023	3,100	2,998

		14,287

Total Technology		18,657

Utilities — 2.7%
Electric — 2.7%
Ausgrid Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.93%, 10/30/2024 (aa)	AUD 1,500	1,036
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 2.36%, 09/15/2023 (aa)	1,800	1,792
Enel Finance International NV, (Netherlands), 2.65%, 09/10/2024 (e)	1,500	1,454
Israel Electric Corp. Ltd., (Israel),
6.88%, 06/21/2023 (e)	500	512
Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	304
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,740	1,688
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	3,965	3,897
(SOFR Compounded Index + 0.54%), 1.89%, 03/01/2023 (aa)	710	706
Pacific Gas and Electric Co.,
3.25%, 06/15/2023	100	98
3.40%, 08/15/2024	100	96
3.75%, 02/15/2024	100	98
3.85%, 11/15/2023	100	99
4.25%, 08/01/2023	800	796
Southern California Edison Co., 0.70%, 04/03/2023	2,200	2,150
Southern Co. (The), Series 2021, (United States SOFR + 0.37%), 1.55%, 05/10/2023 (aa)	1,300	1,290

Total Utilities		16,016

Total Corporate Bonds (Cost $337,861)		330,578

Foreign Government Securities — 0.7%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,100	2,793
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 2.04%, 10/30/2022 (aa)	400	401
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.92%, 07/16/2023 (aa)	800	803

Total Foreign Government Securities (Cost $4,305)		3,997

Municipal Bonds — 0.5% (t)
Alaska — 0.0% (g)
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.34%, 12/01/2022	235	233

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	29

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	569

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023	450	436

North Carolina — 0.1%
University of North Carolina at Charlotte (The), Rev., 0.41%, 04/01/2023	350	342

Pennsylvania — 0.2%
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,478

Total Municipal Bonds (Cost $3,180)		3,058

U.S. Government Agency Securities — 0.4%
FHLBs,
0.96%, 03/05/2026	2,100	1,936
1.11%, 07/27/2026	567	519

Total U.S. Government Agency Securities (Cost $2,667)		2,455

U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes,
0.75%, 12/31/2023	10,400	10,068
0.75%, 11/15/2024	1,000	949
1.00%, 12/15/2024	300	286

Total U.S. Treasury Obligations (Cost $11,688)		11,303

Short-Term Investments — 14.4%
Certificates of Deposit — 7.1%
Bank of Montreal, 1.17%, 02/09/2023 (n)	3,000	2,962
Bank of Nova Scotia (The), 0.20%, 09/21/2022 (n)	1,000	996
Barclays Bank plc, 1.67%, 03/03/2023 (n)	2,000	1,977
Canadian Imperial Bank of Commerce, 0.35%, 11/02/2022 (n)	3,000	2,979
Citibank NA, 0.98%, 02/02/2023 (n)	3,000	2,961
Credit Suisse AG,
0.39%, 11/01/2022 (n)	3,000	2,979
1.12%, 02/02/2023 (n)	3,000	2,962
3.17%, 06/09/2023 (n)	1,200	1,194
MUFG Bank Ltd., 0.31%, 10/25/2022 (n)	5,500	5,463
Natixis Bank SA,
0.30%, 10/20/2022 (n)	2,500	2,483
3.10%, 06/09/2023 (n)	3,000	2,984
Royal Bank of Canada, 0.38%, 11/10/2022 (n)	1,500	1,488
Svenska Handelsbanken, (Sweden), (United States SOFR + 0.25%), 0.31%, 02/24/2023 (n) (aa)	2,000	1,996
Toronto-Dominion Bank (The),
0.27%, 10/20/2022 (n)	2,000	1,987
0.34%, 10/28/2022 (n)	2,500	2,483
0.74%, 12/30/2022 (n)	2,000	1,977

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Certificates of Deposit — continued
1.17%, 02/10/2023 (n)		3,000	2,961

Total Certificates of Deposit			42,832

Commercial Papers — 0.8%
Macquarie Bank Ltd., (Australia), 1.39%, 02/06/2023 (e) (n)		3,000	2,940
Royal Bank of Canada, (Canada), 0.00%, 10/20/2022 (e) (n)		2,000	1,987

Total Commercial Papers			4,927

Foreign Government Securities — 3.0%
Bank of Israel Bill — Makam, (Israel),
Series 313, Reg. S, Zero Coupon, 03/02/2023	ILS	670	190
Series 1112, Reg. S, Zero Coupon, 11/02/2022	ILS	5,700	1,627
Japan Treasury Discount Bill, (Japan),
Series 1057, Zero Coupon, 08/10/2022	JPY	1,000,000	7,372
Series 1090, Zero Coupon, 09/26/2022	JPY	580,000	4,276
Quebec T-Bill, (Canada), Zero Coupon, 08/12/2022	CAD	5,500	4,263

Total Foreign Government Securities			17,728

Municipal Bonds — 0.1% (t)
City of Norwich, Taxable, GO, 1.35%, 08/01/2022		75	75
State of Connecticut, Taxable, Series A, GO, 4.25%, 06/15/2023		380	385

Total Municipal Bonds			460

Repurchase Agreement — 2.2%
Toronto Dominion Securities LLC, 1.48%, dated 06/30/2022 due 07/01/2022, repurchase price $13,101 collateralized by U.S. Treasury Security, 2.63%, due 02/15/2029, with a value of $13,524.		13,100	13,100

Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 0.25%, 07/01/2022	AUD	25	17
BNP Paribas SA, 0.52%, 07/01/2022	GBP	57	69
Citibank NA,
(0.78%), 07/01/2022	EUR	80	83
0.91%, 07/01/2022		693	693
Royal Bank of Canada,
0.51%, 07/04/2022	CAD	153	119
0.91%, 07/01/2022		1,365	1,365
Sumitomo Mitsui Banking Corp., (0.36%), 07/01/2022	JPY	128	1

Total Time Deposits			2,347

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bill,
Zero Coupon, 07/12/2022		2,300	2,299
Zero Coupon, 07/07/2022		1,000	1,000
Zero Coupon, 07/14/2022		300	300

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
U.S. Treasury Obligations — continued
Zero Coupon, 07/28/2022	1,500	1,499

Total U.S. Treasury Obligations		5,098

Total Short-Term Investments (Cost $87,424)		86,492

Total Investments — 99.6% (Cost — $611,402)*		597,750

Other Assets in Excess of Liabilities — 0.4%		2,342

NET ASSETS — 100.0%		$600,092

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3 Month Eurodollar	51	12/2022	USD	12,624	(344)
U.S. Treasury 2 Year Note	328	09/2022	USD	69,076	(191)

					(535)

Short Contracts
U.S. Treasury 2 Year Note	(28)	09/2022	USD	(5,898)	18
U.S. Treasury 5 Year Note	(376)	09/2022	USD	(42,305)	99
U.S. Treasury Ultra Bond	(15)	09/2022	USD	(2,357)	42
U.S. Ultra Treasury 10 Year Note	(60)	09/2022	USD	(7,684)	42

					201

Total unrealized appreciation (depreciation)					(334)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	31

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3,656	CAD	4,640	Bank of America, NA	07/05/2022	51
USD	627	CAD	805	Bank of America, NA	07/05/2022	1
USD	4,864	GBP	3,847	Bank of America, NA	07/05/2022	181
USD	7,834	JPY	1,000,000	BNP Paribas	08/10/2022	447
CAD	1,994	USD	1,541	UBS AG LONDON	08/12/2022	8
USD	13,926	AUD	19,763	Bank of America, NA	08/16/2022	280
USD	1,085	AUD	1,508	Bank of America, NA	08/16/2022	43
USD	634	AUD	895	Morgan Stanley & Co.	08/16/2022	16
USD	5,112	EUR	4,827	BNP Paribas	09/21/2022	25
EUR	83	USD	87	Citibank, NA	09/21/2022	1
USD	2,041	GBP	1,645	Citibank, NA	09/21/2022	35
USD	1,785	ILS	5,699	Barclays Bank plc	11/02/2022	139
USD	196	ILS	664	Bank of America, NA	03/02/2023	2

Total unrealized appreciation						1,229

GBP	354	USD	431	Bank of America, NA	07/05/2022	— (h)
GBP	186	USD	228	Barclays Bank plc	07/05/2022	(1)
USD	4,219	CAD	5,448	Morgan Stanley & Co.	08/02/2022	(13)
USD	4,018	GBP	3,307	Bank of America, NA	08/02/2022	(10)
USD	8,429	CAD	11,000	Citibank, NA	08/12/2022	(117)
CAD	3,490	USD	2,717	UBS AG LONDON	08/12/2022	(6)
USD	4,284	JPY	580,000	BNP Paribas	09/26/2022	(17)

Total unrealized depreciation						(164)

Net unrealized appreciation (depreciation)						1,065

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2022:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	5	5
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	10	10
United States SOFR	2.71 % annually	Pay	03/31/2024	USD	53,100	—	(254)	(254)

Total						—	(239)	(239)

(a)	Value of floating rate index as of June 30, 2022 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	1.79%
ICE LIBOR USD 3 Month	2.29%
United States SOFR	1.50%

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2022

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2022:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.80	USD	700	(15)	10	(5)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.88	USD	3,400	(83)	67	(16)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.95	USD	9,800	(242)	218	(24)

Total							(340)	295	(45)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2022.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2022.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(bb)	— Security has been valued using significant unobservable inputs.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ILS	— Israeli New Shekel
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 3.5%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,199
BMW Canada Auto Trust, (Canada), Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	1,100	853
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		135	136
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 2.97%, 10/25/2037 (e) (aa)		185	184
DLLST LLC, Series 2022-1A, Class A1, 1.56%, 05/22/2023 (e)		755	752
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		14	14
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		972	883
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		894	824
Ford Auto Securitization Trust, (Canada),
Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	23	18
Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	700	528
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 1.92%, 09/15/2024 (aa)		600	600
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,700	1,640
GM Financial Automobile Leasing Trust, Series 2022-2, Class A2, 2.93%, 10/21/2024		900	895
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	570	440
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	99
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		900	853
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.52%, 06/27/2067 (e) (aa)		1,087	1,076
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		350	346
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		642	638
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		584	577
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 2.42%, 07/25/2035 (aa)		966	957

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pawneee Equipment Receivables Series LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		1,100	1,055
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		826	742
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		574	537
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		274	257
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/2026		1,500	1,490
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 1.78%, 10/25/2029 (e) (aa)		1,214	1,205
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		539	523
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		587	535
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 2.31%, 11/20/2061 (e) (aa)		231	227
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,676

Total Asset-Backed Securities (Cost $22,493)			21,759

Collateralized Mortgage Obligations — 3.4%
Avon Finance NO 2 plc, (United Kingdom), Series 2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 1.69%, 09/20/2048 (aa)	GBP	149	181
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 2.11%, 11/16/2066 (e) (aa)		71	71
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Interest Rate Benchmark + 1.35%), 1.95%, 05/16/2056 (aa)	GBP	746	908
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 1.53%, 08/20/2045 (aa)	GBP	522	631
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		338	318
Finsbury Square plc, (United Kingdom),
Series 2019-3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.01%), 1.77%, 12/16/2069 (aa)	GBP	153	185
Series 2020-2A, Class A, (SONIA Interest Rate Benchmark + 1.30%), 2.06%, 06/16/2070 (e) (aa)	GBP	281	342

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 1.60%, 05/25/2050 (aa)		1,935	1,951
Series 2022-8, Class D, 2.00%, 08/25/2038		1,736	1,654
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		767	754
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 1.45%, 12/20/2064 (aa)		1,264	1,252
Series 2017-121, Class PE, 3.00%, 07/20/2046		230	227
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 1.15%, 08/20/2065 (aa)		1,643	1,629
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 1.48%, 05/20/2044 (aa)		486	483
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 2.27%, 06/20/2071 (aa)		1,600	1,657
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 1.07%, 01/20/2052 (aa)		982	918
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 1.12%, 01/20/2072 (aa)		784	761
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		287	272
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,398	1,287
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.97%), 1.57%, 11/15/2049 (aa)	GBP	29	35
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		488	450
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		128	127
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		306	290
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		750	723
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.86%, 11/17/2030 (e) (aa)	GBP	800	956
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 0.51%, 01/21/2070 (e) (aa)		700	695

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		308	300
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		397	378
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 1.36%, 07/20/2060 (e) (aa)	GBP	161	195
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 0.90%), 1.36%, 07/20/2045 (e) (aa)	GBP	674	820
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 2.62%, 05/25/2058 (e) (aa)		369	364

Total Collateralized Mortgage Obligations (Cost $21,717)			20,814

Commercial Mortgage-Backed Securities — 1.6%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 2.07%, 09/15/2034 (e) (aa)		500	490
AREIT Trust, Series 2019-CRE3, Class A, (CME Term SOFR 1 Month + 1.38%), 2.72%, 09/14/2036 (e) (aa)		106	105
AREIT Trust, (Cayman Islands),
Series 2020-CRE4, Class A, (United States 30 Day Average SOFR + 2.73%), 3.51%, 04/15/2037 (e) (aa)		82	82
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 2.60%, 11/17/2038 (e) (aa)		567	548
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 2.02%, 01/16/2037 (e) (aa)		900	864
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 2.33%, 06/15/2035 (e) (aa)		500	484
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.37%, 04/15/2036 (e) (aa)		400	392
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 2.57%, 09/15/2036 (e) (aa)		500	480
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		766	757
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 2.50%, 10/15/2036 (e) (aa)		900	889
LUXE Trust, Series 2021-MLBH, Class A, (ICE LIBOR USD 1 Month + 0.98%), 2.31%, 11/15/2038 (e) (aa)		800	769

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 2.35%, 12/15/2034 (e) (aa)		900	899
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046		256	255
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 2.32%, 05/15/2036 (e) (aa)		700	673
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 3.10%, 03/15/2035 (e) (aa)		900	880
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.02%, 10/15/2038 (e) (aa)		100	95
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 2.71%, 06/16/2036 (e) (aa)		367	358
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 03/15/2045		876	872

Total Commercial Mortgage-Backed Securities (Cost $10,180)			9,892

Corporate Bonds — 15.4%
Communications — 1.4%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		200	201

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 2.94%, 02/01/2024 (aa)		1,700	1,713
Discovery Communications LLC, 2.95%, 03/20/2023		1,500	1,490

			3,203

Telecommunications — 0.9%
AT&T, Inc., Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 3.11%, 09/19/2023 (aa)	AUD	800	555
SES SA, (Luxembourg), 3.60%, 04/04/2023 (e)		1,400	1,381
Verizon Communications, Inc.,
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 2.24%, 02/17/2023 (aa)	AUD	1,500	1,037
(ICE LIBOR USD 3 Month + 1.10%), 2.51%, 05/15/2025 (aa)		900	894
Vodafone Group plc, (United Kingdom), Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 2.67%, 12/13/2022 (aa)	AUD	2,600	1,797

			5,664

Total Communications			9,068

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Consumer Cyclical — 1.3%
Auto Manufacturers — 1.0%
General Motors Financial Co., Inc., 3.25%, 01/05/2023		900	898
3.70%, 05/09/2023		1,200	1,200
Hyundai Capital America,
0.80%, 04/03/2023 (e)		1,200	1,171
Reg. S, 1.25%, 09/18/2023		100	97
Reg. S, 4.13%, 06/08/2023		400	400
Nissan Motor Acceptance Co. LLC,
(ICE LIBOR USD 3 Month + 0.65%), 1.67%, 07/13/2022 (e) (aa)		700	700
(ICE LIBOR USD 3 Month + 0.69%), 2.92%, 09/28/2022 (e) (aa)		1,620	1,614

			6,080

Retail — 0.3%
7-Eleven, Inc., 0.63%, 02/10/2023 (e)		1,800	1,765
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 2.59%, 03/08/2024 (aa)	AUD	600	415

			2,180

Total Consumer Cyclical			8,260

Consumer Non-cyclical — 1.7%
Agriculture — 0.6%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 2.29%, 08/15/2022 (aa)		3,500	3,498

Beverages — 0.0% (g)
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	372

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 3.79%, 12/16/2024 (aa)	AUD	1,000	706

Food — 0.1%
General Mills, Inc., 6.41%, 10/15/2022		600	605

Healthcare — Products — 0.2%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023		1,300	1,260

Healthcare — Services — 0.1%
HCA, Inc., 5.00%, 03/15/2024		500	503

Pharmaceuticals — 0.6%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 2.84%, 12/15/2023 (e) (aa)		3,500	3,481

Total Consumer Non-cyclical			10,425

Diversified — 0.3%
Holding Companies — Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		1,825	1,827

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Energy — 0.5%
Oil & Gas — 0.4%
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024		1,600	1,569
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026		1,000	965

			2,534

Pipelines — 0.1%
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023		400	404

Total Energy			2,938

Financial — 7.5%
Banks — 6.0%
ADCB Finance Cayman Ltd., (Cayman Islands), (BBSW ASX Australian 3 Month + 1.38%), 1.91%, 10/25/2022 (aa)	AUD	2,500	1,728
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,100	1,028
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023		1,800	1,737
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 2.79%, 05/16/2024 (aa)		1,300	1,299
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 3.51%, 06/15/2023 (aa)	AUD	750	521
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 3.49%, 12/16/2022 (aa)	AUD	700	485
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 2.13%, 07/24/2023 (aa)		850	848
(BBSW ASX Australian 3 Month + 1.72%), 2.25%, 10/27/2023 (aa)	AUD	1,000	696
Credit Suisse AG, (Switzerland), (BBSW ASX Australian 3 Month + 1.15%), 2.24%, 05/26/2023 (aa)	AUD	2,500	1,727
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 2.78%, 09/12/2023 (aa)		600	600
Reg. S, 5.38%, 01/12/2024		1,100	1,111
Goldman Sachs Group, Inc. (The), 1.22%, 12/06/2023		1,100	1,061
Reg. S, (BBSW ASX Australian 3 Month + 1.55%), 2.25%, 05/02/2024 (aa)	AUD	500	347
(ICE LIBOR USD 3 Month + 0.99%), 2.91%, 07/24/2023 (aa)		300	300
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.98%, 10/02/2022 (e) (aa)		500	500
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 2.46%, 05/18/2024 (aa)		800	794
(ICE LIBOR USD 3 Month + 1.23%), 2.95%, 03/11/2025 (aa)		1,000	992

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Lloyds Banking Group plc, (United Kingdom),
(BBSW ASX Australian 3 Month + 1.30%), 3.14%, 03/20/2023 (aa)	AUD	300	207
4.05%, 08/16/2023		1,390	1,394
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 2.07%, 07/26/2023 (aa)		2,500	2,500
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 2.15%, 05/25/2024 (aa)		3,400	3,362
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.55%), 3.75%, 06/25/2024 (aa)		700	701
NatWest Markets plc, (United Kingdom), (United States SOFR + 1.66%), 3.17%, 09/29/2022 (e) (aa)		2,360	2,363
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 2.54%, 08/30/2023 (e) (aa)		200	200
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 1.24%, 08/12/2024 (aa)	AUD	1,000	682
(BBSW ASX Australian 3 Month + 0.35%), 2.18%, 03/18/2024 (f) (aa)	AUD	500	343
Santander Holdings USA, Inc., 3.40%, 01/18/2023		1,300	1,296
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	761
3.88%, 03/28/2024 (e)		500	495
4.25%, 09/14/2023 (e)		500	501
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,669
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.61%, 10/16/2024 (aa)	AUD	2,400	1,658
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		400	373
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 1.58%, 07/30/2025 (aa)	AUD	2,200	1,511
Wells Fargo & Co., (United States SOFR + 1.32%), 2.30%, 04/25/2026 (aa)		1,300	1,278

			37,068

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		1,100	1,095
Ally Financial, Inc., 3.05%, 06/05/2023		300	297
International Lease Finance Corp., 5.88%, 08/15/2022		300	301
Mitsubishi HC Capital, Inc., (Japan), 2.65%, 09/19/2022 (e)		1,700	1,698

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	37

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	2,300	2,109
ORIX Corp., (Japan),
2.90%, 07/18/2022	688	688
3.25%, 12/04/2024	400	394
Park Aerospace Holdings Ltd., (Cayman Islands), 5.25%, 08/15/2022 (e)	1,100	1,100

		7,682

Savings & Loans — 0.2%
Nationwide Building Society, (United Kingdom), (ICE LIBOR USD 3 Month + 1.06%), 3.77%, 03/08/2024 (e) (aa)	1,100	1,097

Total Financial		45,847

Industrial — 1.0%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024	1,000	956
4.51%, 05/01/2023	1,400	1,403

		2,359

Machinery — Construction & Mining — 0.2%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,000	969

Machinery — Diversified — 0.2%
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,400	1,412

Packaging & Containers — 0.2%
Berry Global, Inc., 0.95%, 02/15/2024	1,200	1,138

Total Industrial		5,878

Technology — 0.2%
Computers — 0.2%
Leidos, Inc., 2.95%, 05/15/2023	1,000	990

Semiconductors — 0.0% (g)
SK Hynix, Inc., (South Korea), 1.00%, 01/19/2024 (e)	300	287

Total Technology		1,277

Utilities — 1.5%
Electric — 1.5%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 1.77%, 11/01/2023 (aa)	1,300	1,291
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 2.36%, 09/15/2023 (aa)	800	796
Israel Electric Corp. Ltd., (Israel), 6.88%, 06/21/2023 (e)	500	512
Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	304
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,800	1,746
Pacific Gas and Electric Co., 1.70%, 11/15/2023	200	193

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Electric — continued
3.25%, 06/15/2023	200	197
3.75%, 02/15/2024	100	98
3.85%, 11/15/2023	400	395
4.25%, 08/01/2023	800	796
Southern California Edison Co., (SOFR Compounded Index + 0.64%), 2.15%, 04/03/2023 (aa)	1,700	1,697
Southern Co. (The), Series 2021, (United States SOFR + 0.37%), 1.55%, 05/10/2023 (aa)	1,400	1,389

Total Utilities		9,414

Total Corporate Bonds (Cost $97,635)		94,934

Foreign Government Securities — 0.7%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,063
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 2.04%, 10/30/2022 (aa)	500	501
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.92%, 07/16/2023 (aa)	500	502

Total Foreign Government Securities (Cost $4,404)		4,066

Municipal Bonds — 68.7% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	553

Alaska — 0.4%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.92%, 07/07/2022 (z)	2,400	2,400

Arizona — 2.0%
Arizona State University, Series A, Rev., VRDO, 0.90%, 07/07/2022 (z)	10,200	10,200
Maricopa County Unified School District, GO, 5.00%, 07/01/2022	1,310	1,310
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,000

		12,510

California — 5.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,430
California Public Finance Authority, Rev., VRDO, LOC: Barclays Bank plc, 0.52%, 07/01/2022 (z)	2,000	2,000
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	2,250	2,248

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water & Power, Power System Revenue, Subordinate, Series B8, Rev., VRDO, 0.70%, 07/07/2022 (z)	5,500	5,500
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2022	2,000	2,030
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.75%, 07/07/2022 (z)	15,850	15,850
State of California,
GO, 5.00%, 10/01/2022	1,000	1,009
GO, 5.00%, 11/01/2022	1,000	1,013
Series C3, GO, VRDO, LOC: U.S. Bank NA, 0.60%, 07/07/2022 (z)	1,445	1,445
West Valley-Mission Community College District, GO, 5.00%, 08/01/2024 (w)	3,000	3,184

		35,709

Colorado — 0.8%
Denver City & County School District No. 1, GO, 5.00%, 12/01/2022	3,000	3,044
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	1,877

		4,921

Connecticut — 3.6%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.90%, 07/07/2022 (z)	5,680	5,680
Series F3, Rev., VRDO, 0.88%, 07/07/2022 (z)	10,500	10,500
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer,
Rev., 4.00%, 07/01/2022	500	500
Rev., 4.00%, 07/01/2023	550	558
Connecticut State Health & Educational Facilities Authority, Yale University, Series V1, Rev., VRDO, 0.40%, 07/01/2022 (z)	2,000	2,000
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,201
State of Connecticut Special Tax Revenue, Series A, Rev., 4.00%, 05/01/2023	1,530	1,559

		21,998

District of Columbia — 1.3%
District of Columbia, Carnegie, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.89%, 07/07/2022 (z)	2,325	2,325
District of Columbia, Georgetown University, Series B2, Rev., VRDO, LOC: Bank of America NA, 0.91%, 07/07/2022 (z)	3,495	3,495
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.91%, 07/07/2022 (z)	1,915	1,915

		7,735

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — 8.4%
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 5.00%, 07/01/2022	1,100	1,100
Rev., AGM, 5.00%, 07/01/2023	1,000	1,033
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,215
County of Miami-Dade, Building Better Communities Project, Series A, GO, 5.00%, 07/01/2022	6,000	6,000
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.90%, 07/07/2022 (z)	3,340	3,340
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.91%, 07/07/2022 (z)	4,000	4,000
JEA Water & Sewer System Revenue, Subordinate, Series A1, Rev., VRDO, 0.65%, 07/01/2022 (z)	4,000	4,000
JEA Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2024	3,750	3,944
Series B1, Rev., VRDO, 0.92%, 07/07/2022 (z)	8,385	8,385
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.82%, 07/07/2022 (z)	1,900	1,900
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.91%, 07/07/2022 (z)	14,630	14,630
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,265

		51,812

Georgia — 0.3%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,040
City of Atlanta Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	645

		1,685

Idaho — 0.7%
Idaho Health Facilities Authority, St Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.65%, 07/01/2022 (z)	4,500	4,500

Illinois — 1.8%
County of Cook, Series A, GO, 5.00%, 11/15/2023	2,250	2,344
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 0.93%, 07/07/2022 (z)	1,770	1,770
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.65%, 07/01/2022 (z)	3,600	3,600

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	39

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Sales Tax Securitization Corp., Second Lien, Series A, Rev., 5.00%, 01/01/2024	2,700	2,823
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	508

		11,045

Indiana — 0.5%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.62%, 07/01/2022 (z)	1,605	1,605
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.65%, 07/01/2022 (z)	1,300	1,300

		2,905

Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,283

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2022	500	500
Series A, Rev., AGM, 5.00%, 07/01/2023	550	566

		1,066

Maryland — 1.4%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,007
Washington Suburban Sanitary Commission, Series A, Rev., VRDO, BAN, CNTY GTD, 0.88%, 07/07/2022 (z)	7,700	7,700

		8,707

Massachusetts — 3.5%
Commonwealth of Massachusetts, Series B, GO, 5.00%, 07/01/2023	4,650	4,802
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 0.89%, 07/07/2022 (z)	4,130	4,130
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,371
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 0.90%, 07/07/2022 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,000
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,721

		21,724

Michigan — 2.7%
University of Michigan, Series D1, Rev., VRDO, 0.60%, 07/01/2022 (z)	3,375	3,375

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	13,019

		16,394

Minnesota — 1.1%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 0.93%, 07/07/2022 (z)	3,000	3,000
Series B, Rev., VRDO, 0.93%, 07/07/2022 (z)	3,900	3,900

		6,900

Missouri — 1.4%
City of St Louis Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,105
Health & Educational Facilities Authority of the State of Missouri, Rev., 5.00%, 06/01/2024	2,380	2,505
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.62%, 07/01/2022 (z)	4,235	4,235

		8,845

New Hampshire — 2.3%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 0.90%, 07/07/2022 (z)	2,170	2,170
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 0.60%, 07/01/2022 (z)	8,700	8,700
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.60%, 07/01/2022 (z)	3,115	3,115

		13,985

New Jersey — 2.8%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	705
Jersey City Redevelopment Agency, Rev., 4.00%, 12/15/2024	5,350	5,592
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	7,288
New Jersey Health Care Facilities Financing Authority, Virtua Health, Series C, Rev., VRDO, LOC: JPMorgan Chase Bank NA, 0.35%, 07/01/2022 (z)	3,075	3,075
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	311

		16,971

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — 2.3%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	7,107
University of New Mexico (The), Rev., VRDO, 0.86%, 07/07/2022 (z)	7,045	7,045

		14,152

New York — 6.9%
City of New York,
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.61%, 07/01/2022 (z)	4,000	4,000
Series I4, GO, VRDO, LOC: TD Bank NA, 0.60%, 07/01/2022 (z)	2,000	2,000
City of New York, Fiscal 2018, Series B, GO, VRDO, 0.62%, 07/01/2022 (z)	3,700	3,700
City of New York, Fiscal 2017, Series A4, GO, VRDO, LOC: Citibank NA, 0.84%, 07/07/2022 (z)	1,090	1,090
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023	1,000	1,042
Series A4, Rev., VRDO, 0.60%, 07/01/2022 (z)	4,100	4,100
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,816
New York City Water & Sewer System, Second General Resolution,
Rev., VRDO, 0.60%, 07/01/2022 (z)	3,000	3,000
Series F2, Rev., VRDO, LOC: Citibank NA, 0.65%, 07/01/2022 (z)	1,300	1,300
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.62%, 07/01/2022 (z)	2,500	2,500
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,181
Series B, Rev., 4.00%, 10/01/2023	2,805	2,879
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,294
New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.00%, 07/01/2023	500	516
New York State Thruway Authority, Series O, Rev., 5.00%, 01/01/2023	8,905	9,054
New York State Urban Development Corp., Rev., 5.00%, 03/15/2024	1,630	1,714
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.64%, 07/01/2022 (z)	1,430	1,430

		42,616

North Carolina — 1.5%
City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.90%, 07/07/2022 (z)	6,120	6,120

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	3,000	3,123

		9,243

Ohio — 3.3%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 0.88%, 07/07/2022 (z)	2,400	2,400
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 0.65%, 07/01/2022 (z)	4,500	4,500
Ohio State University (The), Series B2, Rev., VRDO, 0.90%, 07/07/2022 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 0.85%, 07/07/2022 (z)	6,000	6,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	524

		20,149

Oklahoma — 0.4%
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,135

Oregon — 0.5%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,159
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, SCH BD GTY, 5.00%, 06/15/2024 (w)	2,000	2,113

		3,272

Pennsylvania — 0.9%
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	623
Pennsylvania Economic Development Financing Authority,
Series A, Rev., 4.00%, 10/15/2022	600	604
Series A, Rev., 4.00%, 10/15/2023	700	716
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,010
Ringgold Pennsylvania School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,331

		5,284

South Carolina — 0.4%
Piedmont Municipal Power Agency, Series E, Rev., 5.00%, 01/01/2023	2,250	2,285

Tennessee — 0.4%
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	1,750	1,750
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., VRDO, AGM, 0.65%, 07/01/2022 (z)	1,000	1,000

		2,750

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	41

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — 6.1%
Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,205	1,229
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 0.91%, 07/07/2022 (z)	9,000	9,000
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 0.91%, 07/07/2022 (aa)	5,000	5,000
City of Mesquite, GO, 3.00%, 02/15/2023	1,000	1,009
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,020
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,316
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,675
County of Williamson, GO, 4.00%, 02/15/2023	2,315	2,350
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,034
Fort Bend Independent School District, GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,004
Frisco Independent School District, GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,245
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,160	1,185
Harris County Toll Road Authority, First Lien,
Rev., 5.00%, 08/15/2022	2,100	2,109
Rev., 5.00%, 08/15/2023	1,600	1,659
Lower Colorado River Authority, LCRA Transmission Services Corp., Rev., 5.00%, 05/15/2023	1,200	1,232
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,284
Texas Water Development Board, Master Trust, Rev., 3.00%, 10/15/2022	2,000	2,010

		37,361

Utah — 0.4%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	525
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,663

		2,188

Virginia — 2.8%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 0.90%, 07/07/2022 (z)	7,100	7,100
Series B, Rev., VRDO, 0.85%, 07/07/2022 (z)	9,000	9,000
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024	1,285	1,347

		17,447

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Washington — 1.5%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.90%, 07/07/2022 (z)		8,270	8,270
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023		1,000	1,045

			9,315

Total Municipal Bonds (Cost $424,277)			421,845

U.S. Government Agency Securities — 0.5%
FHLBs, 0.96%, 03/05/2026		2,400	2,213
1.11%, 07/27/2026		600	550

Total U.S. Government Agency Securities (Cost $3,000)			2,763

U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes, 0.75%, 12/31/2023		10,600	10,262
1.00%, 12/15/2024		1,100	1,048

Total U.S. Treasury Obligations (Cost $11,685)			11,310

Short-Term Investments — 5.2%
Foreign Government Securities — 0.3%
Bank of Israel Bill — Makam, (Israel),
Series 313, Zero Coupon, 03/02/2023 Reg. S	ILS	330	94
Series 1112, Zero Coupon, 11/02/2022 Reg. S	ILS	6,100	1,741

Total Foreign Government Securities			1,835

Municipal Bonds — 1.3% (t)
City of Los Angeles, Rev., TRAN, 4.00%, 06/29/2023 (w)		5,000	5,096
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2023 (w)		3,000	3,068

Total Municipal Bonds			8,164

Repurchase Agreement — 2.1%
BNP Paribas SA, 1.48%, dated 06/30/2022 due 07/01/2022, repurchase price $13,201 collateralized by U.S. Treasury Security, 1.88%, due 02/15/2041, with a value of $13,569.		13,200	13,200

Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 0.25%, 07/01/2022	AUD	28	19
Barclays SA, 0.91%, 07/01/2022		572	572
BNP Paribas SA, 0.52%, 07/01/2022	GBP	10	12
Citibank NA,
(0.78%), 07/01/2022	EUR	2	2
0.91%, 07/01/2022		6,605	6,605
Royal Bank of Canada, 0.51%, 07/04/2022	CAD	126	98

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Time Deposits — continued
Sumitomo Mitsui Banking Corp., (0.36%), 07/01/2022	JPY	190	2

Total Time Deposits			7,310

U.S. Treasury Obligation — 0.3%
U.S. Treasury Bill, Zero Coupon, 07/14/2022		1,600	1,599

Total Short-Term Investments (Cost $32,245)			32,108

Total Investments — 100.8% (Cost — $627,636)*			619,491

Liabilities in Excess of Other Assets — (0.8)%			(5,033)

NET ASSETS — 100.0%			$614,458

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3 Month Eurodollar	61	12/2022	USD	15,099	(412)
U.S. Treasury 2 Year Note	351	09/2022	USD	73,919	(203)

					(615)

Short Contracts
U.S. Treasury 5 Year Note	(387)	09/2022	USD	(43,549)	108
U.S. Treasury Ultra Bond	(16)	09/2022	USD	(2,502)	33
U.S. Ultra Treasury 10 Year Note	(61)	09/2022	USD	(7,818)	48

					189

Total unrealized appreciation (depreciation)					(426)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	43

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	827	CAD	1,062	Bank of America, NA	07/05/2022	2
USD	1,137	CAD	1,435	Morgan Stanley & Co.	07/05/2022	22
USD	5,171	GBP	4,090	Bank of America, NA	07/05/2022	193
USD	14,118	AUD	20,036	Bank of America, NA	08/16/2022	284
USD	706	AUD	996	Morgan Stanley & Co.	08/16/2022	18
USD	1,910	ILS	6,099	Barclays Bank plc	11/02/2022	148
USD	96	ILS	327	Bank of America, NA	03/02/2023	1

Total unrealized appreciation						668

GBP	389	USD	474	Bank of America, NA	07/05/2022	— (h)
GBP	193	USD	236	Barclays Bank plc	07/05/2022	(2)
MXN	105	USD	5	Bank of America, NA	07/15/2022	— (h)
USD	1,935	CAD	2,498	Morgan Stanley & Co.	08/02/2022	(6)
USD	4,262	GBP	3,508	Bank of America, NA	08/02/2022	(10)

Total unrealized depreciation						(18)

Net unrealized appreciation (depreciation)						650

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2022:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	10,800	—	9	9
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	14,200	—	7	7
United States SOFR	2.71 % annually	Pay	03/31/2024	USD	54,800	—	(262)	(262)

Total						—	(246)	(246)

(a)	Value of floating rate index as of June 30, 2022 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	1.79%
ICE LIBOR USD 3 Month	2.29%
United States SOFR	1.50%

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2022:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.80	USD	900	(19)	13	(6)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.88	USD	3,900	(95)	77	(18)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.95	USD	9,300	(233)	209	(24)

Total							(347)	299	(48)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2022

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

ASX	— Australian Stock Exchange
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CNTY	— County
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2022.

TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2022.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ILS	— Israeli New Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.5%
Basic Materials — 0.1%
Chemicals — 0.1%
Air Products & Chemicals, Inc.	6	1,421
Albemarle Corp.	3	593
Celanese Corp., Class A	2	279
CF Industries Holdings, Inc.	5	437
Dow, Inc.	21	1,108
DuPont de Nemours, Inc.	16	891
Eastman Chemical Co.	3	309
Ecolab, Inc.	7	1,114
FMC Corp.	3	295
International Flavors & Fragrances, Inc.	6	740
Linde plc, (United Kingdom)	13	3,804
LyondellBasell Industries NV, Class A	7	656
Mosaic Co. (The)	9	433
PPG Industries, Inc.	7	748
RPM International, Inc.	2	191
Sherwin-Williams Co. (The)	6	1,331

		14,350

Forest Products & Paper — 0.0% (g)
International Paper Co.	13	538

Iron/Steel — 0.0% (g)
Cleveland-Cliffs, Inc. (a)	14	221
Nucor Corp.	8	802
Steel Dynamics, Inc.	6	383

		1,406

Mining — 0.0% (g)
Alcoa Corp.	5	206
Freeport-McMoRan, Inc.	38	1,110
Newmont Corp.	20	1,187

		2,503

Total Basic Materials		18,797

Communications — 22.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	8	216
Omnicom Group, Inc.	4	282
Trade Desk, Inc. (The), Class A (a)	339	14,185

		14,683

Internet — 21.7%
Airbnb, Inc., Class A (a)	8	702
Alphabet, Inc., Class A (a)	327	712,651
Alphabet, Inc., Class C (a)	309	675,638
Amazon.com, Inc. (a)	11,500	1,221,450
Booking Holdings, Inc. (a)	1	1,808
CDW Corp.	3	472
Chewy, Inc., Class A (a)	114	3,974
DoorDash, Inc., Class A (a)	237	15,237
eBay, Inc.	738	30,754
Etsy, Inc. (a)	159	11,667
Expedia Group, Inc. (a)	3	331
F5, Inc. (a)	2	304

SECURITY DESCRIPTION	SHARES		VALUE($)

Internet — continued
GoDaddy, Inc., Class A (a)	3		230
IAC/InterActiveCorp. (a)	87		6,620
Lyft, Inc., Class A (a)	111		1,480
Marqeta, Inc., Class A (a)	240		1,947
Match Group, Inc. (a)	308		21,470
MercadoLibre, Inc., (Argentina) (a)	57		36,243
Meta Platforms, Inc., Class A (a)	2,511		404,837
Netflix, Inc. (a)	12		2,036
NortonLifeLock, Inc.	439		9,637
Okta, Inc., Class A (a)	4		377
Palo Alto Networks, Inc. (a)	75		37,048
Pinterest, Inc., Class A (a)	620		11,267
Roku, Inc., Class A (a)	3		282
Snap, Inc., Class A (a)	1,187		15,591
Twitter, Inc. (a)	870		32,520
Uber Technologies, Inc. (a)	543		11,115
VeriSign, Inc. (a)	2		340
Wayfair, Inc., Class A (a)	95		4,118
Zendesk, Inc. (a)	94		6,999
Zillow Group, Inc., Class C (a)	5		172

			3,279,317

Media — 0.2%
Cable One, Inc.	—	(h)	88
Charter Communications, Inc., Class A (a)	3		1,453
Comcast Corp., Class A	120		4,718
DISH Network Corp., Class A (a)	8		148
FactSet Research Systems, Inc.	21		8,046
Fox Corp., Class A	6		190
Fox Corp., Class B	8		248
Liberty Broadband Corp., Class C (a)	3		343
Liberty Global plc, (United Kingdom), Class A (a)	2		42
Liberty Global plc, (United Kingdom), Class C (a)	14		307
Liberty Media Corp.-Liberty Formula One, Class C (a)	4		237
Liberty Media Corp.-Liberty SiriusXM, Class A	2		83
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	2		83
News Corp., Class A	13		196
Paramount Global, Class B	16		402
Sirius XM Holdings, Inc.	6		38
Walt Disney Co. (The) (a)	48		4,572
Warner Bros Discovery, Inc. (a)	62		828

			22,022

Telecommunications — 0.1%
Arista Networks, Inc. (a)	6		564
AT&T, Inc.	187		3,927
Cisco Systems, Inc.	110		4,708
Corning, Inc.	23		713
Juniper Networks, Inc.	8		234
Lumen Technologies, Inc.	21		230
Motorola Solutions, Inc.	4		861
T-Mobile US, Inc. (a)	16		2,178
Verizon Communications, Inc.	109		5,533

			18,948

Total Communications			3,334,970

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Consumer Cyclical — 0.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	60		1,733
Southwest Airlines Co. (a)	60		2,149

			3,882

Apparel — 0.0% (g)
NIKE, Inc., Class B	33		3,403
VF Corp.	9		403

			3,806

Auto Manufacturers — 0.3%
Cummins, Inc.	53		10,285
Ford Motor Co.	106		1,178
General Motors Co. (a)	40		1,277
Lucid Group, Inc. (a)	10		173
PACCAR, Inc.	128		10,518
Rivian Automotive, Inc., Class A (a)	4		97
Tesla, Inc. (a)	22		15,128

			38,656

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	7		648
BorgWarner, Inc.	5		160
Lear Corp.	2		205

			1,013

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	79		8,565
Fastenal Co.	209		10,448
LKQ Corp.	8		392
Pool Corp.	1		274
WW Grainger, Inc.	17		7,618

			27,297

Entertainment — 0.0% (g)
AMC Entertainment Holdings, Inc., Class A (a)	13		182
Caesars Entertainment, Inc. (a)	5		177
Live Nation Entertainment, Inc. (a)	4		321
Vail Resorts, Inc.	1		313

			993

Food Service — 0.0% (g)
Aramark	7		215

Home Builders — 0.0% (g)
DR Horton, Inc.	10		633
Lennar Corp., Class A	7		492
NVR, Inc. (a)	—	(h)	256
PulteGroup, Inc.	6		236

			1,617

Home Furnishings — 0.0% (g)
Whirlpool Corp.	2		304

Housewares — 0.0% (g)
Newell Brands, Inc.	9		172

SECURITY DESCRIPTION	SHARES		VALUE($)

Leisure Time — 0.0% (g)
Carnival Corp. (a)	29		250
Peloton Interactive, Inc., Class A (a)	8		73
Royal Caribbean Cruises Ltd. (a)	6		216

			539

Lodging — 0.0% (g)
Hilton Worldwide Holdings, Inc.	7		730
Las Vegas Sands Corp. (a)	10		346
Marriott International, Inc., Class A	8		1,029
MGM Resorts International	13		374
Wynn Resorts Ltd. (a)	3		186

			2,665

Retail — 0.3%
Advance Auto Parts, Inc.	2		305
AutoZone, Inc. (a)	—	(h)	1,049
Bath & Body Works, Inc.	7		193
Best Buy Co., Inc.	7		458
Burlington Stores, Inc. (a)	2		260
CarMax, Inc. (a)	5		423
Carvana Co., Class A (a)	3		64
Chipotle Mexican Grill, Inc., Class A (a)	1		1,039
Costco Wholesale Corp.	12		5,523
Darden Restaurants, Inc.	4		492
Dollar General Corp.	6		1,507
Dollar Tree, Inc. (a)	6		919
Domino’s Pizza, Inc.	1		277
Genuine Parts Co.	3		454
Home Depot, Inc. (The)	27		7,301
Lowe’s Cos., Inc.	17		2,941
Lululemon Athletica, Inc., (Canada) (a)	3		831
McDonald’s Corp.	19		4,632
O’Reilly Automotive, Inc. (a)	2		1,023
Ross Stores, Inc.	10		709
Starbucks Corp.	31		2,387
Target Corp.	13		1,777
TJX Cos., Inc. (The)	32		1,770
Tractor Supply Co.	3		567
Ulta Beauty, Inc. (a)	1		505
Walgreens Boots Alliance, Inc.	23		861
Walmart, Inc.	40		4,922
Yum! Brands, Inc.	7		773

			43,962

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	2		197

Total Consumer Cyclical			125,318

Consumer Non-cyclical — 30.6%
Agriculture — 0.1%
Altria Group, Inc.	45		1,879
Archer-Daniels-Midland Co.	15		1,126
Bunge Ltd.	4		365
Philip Morris International, Inc.	39		3,831

			7,201

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	47

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Beverages — 2.2%
Brown-Forman Corp., Class B	166	11,668
Coca-Cola Co. (The)	2,220	139,629
Constellation Brands, Inc., Class A	89	20,659
Keurig Dr Pepper, Inc.	418	14,795
Molson Coors Beverage Co., Class B	99	5,378
Monster Beverage Corp. (a)	215	19,890
PepsiCo., Inc.	746	124,338

		336,357

Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. (a)	54	7,840
Amgen, Inc.	249	60,521
Biogen, Inc. (a)	66	13,495
BioMarin Pharmaceutical, Inc. (a)	83	6,839
Bio-Rad Laboratories, Inc., Class A (a)	17	8,549
Corteva, Inc.	19	1,034
Gilead Sciences, Inc.	562	34,747
Horizon Therapeutics Plc (a)	96	7,634
Illumina, Inc. (a)	119	21,949
Incyte Corp. (a)	84	6,408
Moderna, Inc. (a)	153	21,887
Regeneron Pharmaceuticals, Inc. (a)	48	28,200
Royalty Pharma plc, Class A	9	385
Seagen, Inc. (a)	62	10,947
Vertex Pharmaceuticals, Inc. (a)	114	32,079

		262,514

Commercial Services — 2.3%
Affirm Holdings, Inc., Class A (a)	131	2,359
AMERCO	4	1,722
Automatic Data Processing, Inc.	290	60,811
Block, Inc., Class A (a)	358	22,011
Booz Allen Hamilton Holding Corp., Class A	48	4,360
Cass Information Systems, Inc.	9	311
Cintas Corp.	35	12,941
Clarivate plc, (United Kingdom) (a)	117	1,618
CoStar Group, Inc. (a)	144	8,700
Equifax, Inc.	44	8,076
Euronet Worldwide, Inc. (a)	34	3,414
EVERTEC, Inc., (Puerto Rico)	42	1,540
Evo Payments, Inc., Class A (a)	31	733
FleetCor Technologies, Inc. (a)	53	11,097
Gartner, Inc. (a)	2	422
Global Payments, Inc.	195	21,560
I3 Verticals, Inc., Class A (a)	14	362
MarketAxess Holdings, Inc.	20	5,160
MoneyGram International, Inc. (a)	51	509
Moody’s Corp.	80	21,758
Paya Holdings, Inc. (a)	65	430
Paymentus Holdings, Inc., Class A (a)	12	157
Payoneer Global, Inc. (a)	133	520
PayPal Holdings, Inc. (a)	764	53,370
Quanta Services, Inc.	52	6,577
Remitly Global, Inc. (a)	55	422

SECURITY DESCRIPTION	SHARES	VALUE($)

Commercial Services — continued
Repay Holdings Corp., Class A (a)	54	695
Robert Half International, Inc.	40	3,021
Rollins, Inc.	79	2,764
S&P Global, Inc.	167	56,349
Sabre Corp. (a)	204	1,187
Shift4 Payments, Inc., Class A (a)	32	1,074
TransUnion	71	5,688
United Rentals, Inc. (a)	27	6,461
Verisk Analytics, Inc., Class A	59	10,254
WEX, Inc. (a)	30	4,604

		343,037

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	19	1,551
Estee Lauder Cos., Inc. (The), Class A	6	1,617
Procter & Gamble Co. (The)	63	9,000

		12,168

Food — 0.1%
Campbell Soup Co.	5	227
Conagra Brands, Inc.	13	434
General Mills, Inc.	16	1,194
Hershey Co. (The)	3	724
Hormel Foods Corp.	7	332
J M Smucker Co. (The)	3	400
Kellogg Co.	6	395
Kraft Heinz Co. (The)	19	730
Kroger Co. (The)	18	830
McCormick & Co., Inc.	6	461
Mondelez International, Inc., Class A	38	2,381
Sysco Corp.	12	1,013
Tyson Foods, Inc., Class A	9	794

		9,915

Healthcare — Products — 2.5%
Abbott Laboratories	46	4,989
ABIOMED, Inc. (a)	1	245
Align Technology, Inc. (a)	2	500
Avantor, Inc. (a)	460	14,302
Baxter International, Inc.	12	760
Bio-Techne Corp.	30	10,267
Boston Scientific Corp. (a)	37	1,382
Cooper Cos., Inc. (The)	1	407
Danaher Corp.	515	130,530
DENTSPLY SIRONA, Inc.	7	260
Edwards Lifesciences Corp. (a)	16	1,484
Exact Sciences Corp. (a)	79	3,094
Henry Schein, Inc. (a)	4	279
Hologic, Inc. (a)	6	388
IDEXX Laboratories, Inc. (a)	2	704
Insulet Corp. (a)	2	327
Intuitive Surgical, Inc. (a)	10	1,922
Masimo Corp. (a)	1	193
Medtronic plc, (Ireland)	36	3,242

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Healthcare — Products — continued
Novocure Ltd., (Jersey) (a)	3	179
PerkinElmer, Inc.	95	13,558
ResMed, Inc.	4	762
STERIS plc	2	445
Stryker Corp.	8	1,677
Teleflex, Inc.	1	330
Thermo Fisher Scientific, Inc.	296	160,950
Waters Corp. (a)	46	15,090
West Pharmaceutical Services, Inc.	56	16,944
Zimmer Biomet Holdings, Inc.	6	656

		385,866

Healthcare — Services — 9.1%
Catalent, Inc. (a)	207	22,247
Centene Corp. (a)	1,053	89,108
Charles River Laboratories International, Inc. (a)	38	8,200
DaVita, Inc. (a)	1	70
Elevance Health, Inc.	434	209,428
HCA Healthcare, Inc.	6	962
Humana, Inc.	228	106,629
IQVIA Holdings, Inc. (a)	145	31,401
Laboratory Corp. of America Holdings	3	647
Molina Healthcare, Inc. (a)	105	29,466
Quest Diagnostics, Inc.	3	401
Teladoc Health, Inc. (a)	4	137
UnitedHealth Group, Inc.	1,690	867,874
Universal Health Services, Inc., Class B	2	233

		1,366,803

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	2	335
Church & Dwight Co., Inc.	6	519
Clorox Co. (The)	3	363
Kimberly-Clark Corp.	8	1,078

		2,295

Pharmaceuticals — 12.5%
AbbVie, Inc.	790	121,061
AmerisourceBergen Corp., Class A	4	497
Becton Dickinson and Co.	7	1,804
Bristol-Myers Squibb Co.	2,470	190,190
Cardinal Health, Inc.	6	294
Cigna Corp.	9	2,290
CVS Health Corp.	35	3,278
Dexcom, Inc. (a)	10	743
Elanco Animal Health, Inc. (a)	12	239
Eli Lilly & Co.	914	296,469
Jazz Pharmaceuticals plc, (Ireland) (a)	1	219
Johnson & Johnson	3,051	541,550
McKesson Corp.	4	1,193
Merck & Co., Inc.	2,932	267,272
Neurocrine Biosciences, Inc. (a)	42	4,136
Organon & Co.	290	9,796
Pfizer, Inc.	6,505	341,038

SECURITY DESCRIPTION	SHARES	VALUE($)

Pharmaceuticals — continued
Viatris, Inc.	1,405	14,715
Zoetis, Inc., Class A	545	93,762

		1,890,546

Total Consumer Non-cyclical		4,616,702

Energy — 0.3%
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	29	5,743
Plug Power, Inc. (a)	188	3,110
SolarEdge Technologies, Inc., (Israel) (a)	12	3,185

		12,038

Oil & Gas — 0.2%
APA Corp.	9	306
Chevron Corp.	51	7,352
ConocoPhillips	35	3,159
Coterra Energy, Inc.	19	491
Devon Energy Corp.	15	810
Diamondback Energy, Inc.	4	537
EOG Resources, Inc.	16	1,803
EQT Corp.	8	275
Exxon Mobil Corp.	110	9,451
Hess Corp.	7	749
Marathon Oil Corp.	18	405
Marathon Petroleum Corp.	16	1,306
Occidental Petroleum Corp.	24	1,404
Phillips 66	13	1,078
Pioneer Natural Resources Co.	6	1,331
Valero Energy Corp.	11	1,152

		31,609

Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	22	644
Halliburton Co.	23	707
Schlumberger NV	40	1,424

		2,775

Pipelines — 0.0% (g)
Cheniere Energy, Inc.	4	569
Kinder Morgan, Inc.	48	805
ONEOK, Inc.	10	561
Targa Resources Corp.	4	250
Williams Cos., Inc. (The)	29	904

		3,089

Total Energy		49,511

Financial — 13.4%
Banks — 3.9%
Bank of America Corp.	3,490	108,629
Bank of New York Mellon Corp. (The)	434	18,098
Citigroup, Inc.	993	45,659
Citizens Financial Group, Inc.	304	10,866
Fifth Third Bancorp	408	13,700
First Citizens BancShares, Inc., Class A	11	6,914

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	49

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First Republic Bank	106	15,315
Goldman Sachs Group, Inc. (The)	169	50,145
Huntington Bancshares, Inc.	915	11,010
KeyCorp.	603	10,387
M&T Bank Corp.	104	16,649
Morgan Stanley	666	50,652
Northern Trust Corp.	122	11,781
PNC Financial Services Group, Inc. (The)	216	34,044
Regions Financial Corp.	595	11,147
Signature Bank	29	5,272
State Street Corp.	219	13,526
SVB Financial Group (a)	35	13,722
Truist Financial Corp.	692	32,804
US Bancorp	726	33,416
Webster Financial Corp.	87	3,647
Wells Fargo & Co.	1,861	72,876

		590,259

Diversified Financial Services — 5.0%
Ally Financial, Inc.	241	8,085
American Express Co.	302	41,815
Ameriprise Financial, Inc.	64	15,202
Apollo Global Management, Inc.	209	10,114
BlackRock, Inc., Class A	67	40,659
Bread Financial Holdings, Inc.	33	1,222
Capital One Financial Corp.	222	23,136
Cboe Global Markets, Inc.	51	5,809
Charles Schwab Corp. (The)	677	42,795
CME Group, Inc., Class A	168	34,370
Coinbase Global, Inc., Class A (a)	70	3,271
Discover Financial Services	165	15,632
Flywire Corp. (a)	20	354
Franklin Resources, Inc.	266	6,189
Intercontinental Exchange, Inc.	263	24,726
International Money Express, Inc. (a)	22	447
Invesco Ltd.	341	5,500
LPL Financial Holdings, Inc.	37	6,836
Mastercard, Inc., Class A	601	189,677
Nasdaq, Inc.	55	8,409
Raymond James Financial, Inc.	90	8,062
SEI Investments Co.	53	2,885
Synchrony Financial	345	9,526
T Rowe Price Group, Inc.	134	15,170
Tradeweb Markets, Inc., Class A	56	3,820
Upstart Holdings, Inc. (a)	30	958
Visa, Inc., Class A	1,144	225,154
Western Union Co. (The)	270	4,449

		754,272

Insurance — 4.0%
Aflac, Inc.	345	19,116
Alleghany Corp. (a)	7	5,447
Allstate Corp. (The)	156	19,802
American Financial Group, Inc.	57	7,979

SECURITY DESCRIPTION	SHARES	VALUE($)

Insurance — continued
American International Group, Inc.	441	22,569
Aon plc, Class A	100	26,867
Arch Capital Group Ltd., (Bermuda) (a)	218	9,929
Arthur J Gallagher & Co.	97	15,816
Assurant, Inc.	42	7,336
Berkshire Hathaway, Inc., Class B (a)	614	167,729
Brown & Brown, Inc.	111	6,457
Chubb Ltd., (Switzerland)	216	42,393
Cincinnati Financial Corp.	71	8,478
Equitable Holdings, Inc.	263	6,863
Erie Indemnity Co., Class A	11	2,190
Everest Re Group Ltd., (Bermuda)	30	8,415
Fidelity National Financial, Inc.	208	7,692
Globe Life, Inc.	78	7,585
Hartford Financial Services Group, Inc. (The)	202	13,224
Lincoln National Corp.	137	6,423
Loews Corp.	148	8,789
Markel Corp. (a)	7	8,609
Marsh & McLennan Cos., Inc.	234	36,395
MetLife, Inc.	381	23,912
Principal Financial Group, Inc.	167	11,151
Progressive Corp. (The)	301	35,017
Prudential Financial, Inc.	209	20,024
Travelers Cos., Inc. (The)	133	22,433
Willis Towers Watson plc, (United Kingdom)	72	14,149
WR Berkley Corp.	98	6,691

		599,480

Private Equity — 0.3%
Blackstone, Inc.	327	29,787
Carlyle Group, Inc. (The)	91	2,867
KKR & Co., Inc.	259	11,996

		44,650

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	11	795

REITS — 0.2%
Alexandria Real Estate Equities, Inc.	4	586
American Homes 4 Rent, Class A	6	200
American Tower Corp.	12	2,973
Annaly Capital Management, Inc.	1,061	6,268
AvalonBay Communities, Inc.	4	866
Boston Properties, Inc.	4	315
Camden Property Trust	2	253
Crown Castle International Corp.	11	1,827
Digital Realty Trust, Inc.	8	1,015
Duke Realty Corp.	10	530
Equinix, Inc.	2	1,627
Equity LifeStyle Properties, Inc.	3	242
Equity Residential	11	777
Essex Property Trust, Inc.	2	424
Extra Space Storage, Inc.	3	496
Healthpeak Properties, Inc.	15	380
Host Hotels & Resorts, Inc.	20	317

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
REITS — continued
Invitation Homes, Inc.	16	559
Iron Mountain, Inc.	6	273
Kimco Realty Corp.	15	294
Medical Properties Trust, Inc.	10	154
Mid-America Apartment Communities, Inc.	3	473
Prologis, Inc.	20	2,300
Public Storage	4	1,184
Realty Income Corp.	15	991
Regency Centers Corp.	4	228
SBA Communications Corp., Class A	3	825
Simon Property Group, Inc.	9	826
Sun Communities, Inc.	3	500
UDR, Inc.	6	295
Ventas, Inc.	11	577
VICI Properties, Inc.	28	828
Vornado Realty Trust	5	145
Welltower, Inc.	12	996
Weyerhaeuser Co.	22	724
WP Carey, Inc.	4	325

		31,593

Total Financial		2,021,049

Industrial — 12.4%
Aerospace/Defense — 1.3%
Boeing Co. (The) (a)	205	28,008
General Dynamics Corp.	87	19,296
HEICO Corp.	16	2,045
HEICO Corp., Class A	27	2,881
Howmet Aerospace, Inc.	138	4,327
L3Harris Technologies, Inc.	71	17,162
Lockheed Martin Corp.	90	38,796
Northrop Grumman Corp.	55	26,143
Raytheon Technologies Corp.	551	52,969
Teledyne Technologies, Inc. (a)	1	387
TransDigm Group, Inc. (a)	19	10,366

		202,380

Building Materials — 0.3%
Carrier Global Corp.	315	11,220
Fortune Brands Home & Security, Inc.	50	2,979
Johnson Controls International plc	261	12,473
Lennox International, Inc.	12	2,467
Martin Marietta Materials, Inc.	2	534
Masco Corp.	87	4,387
Mohawk Industries, Inc. (a)	2	257
Owens Corning	36	2,689
Vulcan Materials Co.	4	530

		37,536

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	86	9,450
Emerson Electric Co.	220	17,467
Generac Holdings, Inc. (a)	24	4,963

		31,880

SECURITY DESCRIPTION	SHARES	VALUE($)

Electronics — 0.7%
Agilent Technologies, Inc.	228	27,033
Allegion plc, (Ireland)	31	3,078
Amphenol Corp., Class A	14	925
Arrow Electronics, Inc. (a)	3	351
Fortive Corp.	126	6,841
Garmin Ltd., (Switzerland)	4	396
Honeywell International, Inc.	253	43,978
Keysight Technologies, Inc. (a)	5	691
Mettler-Toledo International, Inc. (a)	17	19,824
Sensata Technologies Holding plc	57	2,365
TE Connectivity Ltd.	9	1,066
Trimble, Inc. (a)	7	416

		106,964

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	47	5,981

Environmental Control — 0.3%
Pentair plc, (United Kingdom)	60	2,751
Republic Services, Inc., Class A	82	10,674
Waste Connections, Inc.	95	11,768
Waste Management, Inc.	152	23,323

		48,516

Hand/Machine Tools — 0.1%
Snap-on, Inc.	19	3,762
Stanley Black & Decker, Inc.	61	6,413

		10,175

Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	197	35,258

Machinery — Diversified — 0.6%
Cognex Corp.	5	192
Deere & Co.	107	32,097
Dover Corp.	52	6,333
IDEX Corp.	28	5,061
Ingersoll Rand, Inc.	148	6,218
Nordson Corp.	19	3,831
Otis Worldwide Corp.	155	10,972
Rockwell Automation, Inc.	43	8,551
Westinghouse Air Brake Technologies Corp.	64	5,281
Xylem, Inc.	66	5,185

		83,721

Miscellaneous Manufacturers — 0.8%
3M Co.	212	27,371
AO Smith Corp.	47	2,545
Eaton Corp. plc	148	18,590
General Electric Co.	407	25,899
Illinois Tool Works, Inc.	115	20,903
Parker-Hannifin Corp.	47	11,630
Textron, Inc.	81	4,954
Trane Technologies plc, (Ireland)	87	11,255

		123,147

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	51

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	32	403
Ball Corp.	9	633
Crown Holdings, Inc.	2	224
Packaging Corp. of America	2	284
Sealed Air Corp.	2	142
Westrock Co.	10	394

		2,080

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	15	3,164

Transportation — 7.8%
CH Robinson Worldwide, Inc.	624	63,219
CSX Corp.	807	23,464
Expeditors International of Washington, Inc.	822	80,103
FedEx Corp.	1,174	266,131
JB Hunt Transport Services, Inc.	31	4,870
Knight-Swift Transportation Holdings, Inc., Class A	58	2,694
Norfolk Southern Corp.	89	20,127
Old Dominion Freight Line, Inc.	36	9,103
Union Pacific Corp.	234	49,988
United Parcel Service, Inc., Class B	3,599	656,896

		1,176,595

Total Industrial		1,867,397

Technology — 19.6%
Computers — 1.0%
Accenture plc, (Ireland), Class A	17	4,624
Apple, Inc.	418	57,191
Cantaloupe, Inc. (a)	35	196
Cognizant Technology Solutions Corp., Class A	15	988
Conduent, Inc. (a)	124	536
Crowdstrike Holdings, Inc., Class A (a)	151	25,446
Dell Technologies, Inc., Class C	9	427
EPAM Systems, Inc. (a)	1	436
ExlService Holdings, Inc. (a)	22	3,245
Fortinet, Inc. (a)	521	29,465
Hewlett Packard Enterprise Co.	43	575
HP, Inc.	27	875
International Business Machines Corp.	23	3,306
Leidos Holdings, Inc.	49	4,939
Maximus, Inc.	40	2,524
NetApp, Inc.	5	308
Seagate Technology Holdings plc	4	303
TaskUS, Inc., Class A (a)	15	261
TTEC Holdings, Inc.	13	898
Western Digital Corp. (a)	9	390
Zscaler, Inc. (a)	65	9,707

		146,640

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	1	439

SECURITY DESCRIPTION	SHARES	VALUE($)

Semiconductors — 2.5%
Advanced Micro Devices, Inc. (a)	361	27,622
Analog Devices, Inc.	116	16,916
Applied Materials, Inc.	196	17,819
Broadcom, Inc.	90	43,958
Entegris, Inc.	29	2,717
Intel Corp.	905	33,860
KLA Corp.	33	10,565
Lam Research Corp.	31	13,163
Marvell Technology, Inc.	186	8,109
Microchip Technology, Inc.	122	7,063
Micron Technology, Inc.	250	13,799
Monolithic Power Systems, Inc.	10	3,674
NVIDIA Corp.	553	83,846
NXP Semiconductors NV, (Netherlands)	58	8,522
ON Semiconductor Corp. (a)	95	4,787
Qorvo, Inc. (a)	25	2,350
QUALCOMM, Inc.	249	31,870
Skyworks Solutions, Inc.	37	3,415
Teradyne, Inc.	36	3,189
Texas Instruments, Inc.	204	31,318

		368,562

Software — 16.1%
Activision Blizzard, Inc.	20	1,574
Adobe, Inc. (a)	361	132,040
Akamai Technologies, Inc. (a)	4	395
ANSYS, Inc. (a)	66	15,910
AppLovin Corp., Class A (a)	88	3,017
Autodesk, Inc. (a)	167	28,733
Avalara, Inc. (a)	65	4,622
AvidXchange Holdings, Inc. (a)	33	200
Bentley Systems, Inc., Class B	144	4,790
Bill.com Holdings, Inc. (a)	71	7,785
Black Knight, Inc. (a)	120	7,842
Broadridge Financial Solutions, Inc.	80	11,356
Cadence Design Systems, Inc. (a)	210	31,554
Ceridian HCM Holding, Inc. (a)	107	5,031
Citrix Systems, Inc.	95	9,256
Cloudflare, Inc., Class A (a)	7	294
Concentrix Corp.	29	3,961
Coupa Software, Inc. (a)	57	3,258
CSG Systems International, Inc.	22	1,286
Datadog, Inc., Class A (a)	171	16,303
DocuSign, Inc., Class A (a)	153	8,751
Dropbox, Inc., Class A (a)	220	4,618
Dynatrace, Inc. (a)	152	6,014
Electronic Arts, Inc.	7	870
Fair Isaac Corp. (a)	20	7,991
Fidelity National Information Services, Inc.	421	38,630
Fiserv, Inc. (a)	428	38,048
Guidewire Software, Inc. (a)	59	4,196
HubSpot, Inc. (a)	35	10,508
Intuit, Inc.	205	79,115
Jack Henry & Associates, Inc.	50	8,966

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Microsoft Corp.	5,438	1,396,589
MongoDB, Inc., Class A (a)	2	392
MSCI, Inc., Class A	38	15,590
Oracle Corp.	1,224	85,495
Palantir Technologies, Inc., Class A (a)	1,274	11,552
Paychex, Inc.	223	25,387
Paycom Software, Inc. (a)	39	10,949
PTC, Inc. (a)	83	8,875
RingCentral, Inc., Class A (a)	62	3,263
ROBLOX Corp., Class A (a)	7	234
Roper Technologies, Inc.	81	31,870
Salesforce, Inc. (a)	753	124,326
ServiceNow, Inc. (a)	153	72,770
Snowflake, Inc., Class A (a)	6	822
Splunk, Inc. (a)	121	10,704
SS&C Technologies Holdings, Inc.	159	9,225
Synopsys, Inc. (a)	117	35,558
Take-Two Interactive Software, Inc. (a)	4	485
Twilio, Inc., Class A (a)	5	451
Tyler Technologies, Inc. (a)	32	10,510
Unity Software, Inc. (a)	142	5,236
Veeva Systems, Inc., Class A (a)	4	753
Verra Mobility Corp., Class A (a)	93	1,464
VMware, Inc., Class A	159	18,154
Workday, Inc., Class A (a)	150	20,909
Zoom Video Communications, Inc., Class A (a)	166	17,895
ZoomInfo Technologies, Inc., Class A (a)	282	9,374

		2,425,746

Total Technology		2,941,387

Utilities — 0.2%
Electric — 0.2%
AES Corp. (The)	14	304
Alliant Energy Corp.	5	306
Ameren Corp.	6	514
American Electric Power Co., Inc.	14	1,336
CenterPoint Energy, Inc.	16	485
CMS Energy Corp.	6	412
Consolidated Edison, Inc.	9	823
Constellation Energy Corp.	11	610
Dominion Energy, Inc.	23	1,813
DTE Energy Co.	4	551
Duke Energy Corp.	21	2,287
Edison International	9	576
Entergy Corp.	5	572
Evergy, Inc.	5	316
Eversource Energy	9	734
Exelon Corp.	28	1,272
FirstEnergy Corp.	12	455
NextEra Energy, Inc.	52	4,019
NRG Energy, Inc.	7	267
PG&E Corp. (a)	42	414
PPL Corp.	18	488

SECURITY DESCRIPTION	SHARES		VALUE($)

Electric — continued
Public Service Enterprise Group, Inc.	12		733
Sempra Energy	8		1,261
Southern Co. (The)	28		1,969
Vistra Corp.	10		228
WEC Energy Group, Inc.	8		780
Xcel Energy, Inc.	15		1,054

			24,579

Gas — 0.0% (g)
Atmos Energy Corp.	3		313
NiSource, Inc.	8		222
UGI Corp.	8		298

			833

Water — 0.0% (g)
American Water Works Co., Inc.	5		751
Essential Utilities, Inc.	4		206

			957

Total Utilities			26,369

Total Common Stocks (Cost $13,998,461)			15,001,500

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Barclays SA, 0.91%, 07/01/2022	21,793		21,793
Citibank NA, 0.91%, 07/01/2022	44,934		44,934
Royal Bank of Canada, 0.91%, 07/01/2022	—	(h)	—	(h)
Sumitomo Mitsui Banking Corp., 0.91%, 07/01/2022	15,331		15,331
Sumitomo Mitsui Trust Bank Ltd., 0.91%, 07/01/2022	—	(h)	—	(h)

Total Short-Term Investments (Cost $82,058)			82,058

Total Investments — 100.0% (Cost — $14,080,519) *			15,083,558

Liabilities in Excess of Other Assets — 0.0% (g)			(1,129)

NET ASSETS — 100.0%			$15,082,429

Percentages indicated are based on net assets

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	53

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
E-mini Russell 2000 Index	4	09/2022	USD	365	(24)
Micro E-mini NASDAQ 100 Index	237	09/2022	USD	5,706	(241)
NASDAQ 100 E-mini Index	168	09/2022	USD	40,482	(1,743)
S&P 500 E-mini Index	288	09/2022	USD	56,011	(1,442)
S&P MidCap 400 E-mini Index	19	09/2022	USD	4,611	(301)

Total unrealized appreciation (depreciation)					(3,751)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	21.7%

Software	16.1%

Pharmaceuticals	12.5%

Healthcare — Services	9.1%

Transportation	7.8%

Diversified Financial Services	5.0%

Insurance	4.0%

Banks	3.9%

Healthcare — Products	2.5%

Semiconductors	2.5%

Commercial Services	2.3%

Beverages	2.2%

Biotechnology	1.7%

Aerospace/Defense	1.3%

Others (Each less than 1.0%)	6.9%

Short-Term Investments	0.5%

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 97.0%
Austria — 0.3%
Erste Group Bank AG	464	11,797
OMV AG	205	9,645
Verbund AG	77	7,548
voestalpine AG	76	1,617

		30,607

Belgium — 1.0%
Ageas SA	221	9,761
Anheuser-Busch InBev SA	594	31,984
D’ieteren Group	17	2,505
Elia Group SA	38	5,412
Groupe Bruxelles Lambert SA	141	11,786
KBC Group NV	339	19,090
Proximus SADP	115	1,693
Sofina SA	21	4,259
Solvay SA	51	4,131
UCB SA	266	22,575
Umicore SA	142	4,976
Warehouses De Pauw CVA	111	3,497

		121,669

Chile — 0.0% (g)
Antofagasta plc	161	2,269

Denmark — 4.9%
AP Moller — Maersk A/S, Class A	3	6,559
AP Moller — Maersk A/S, Class B	6	13,689
Carlsberg A/S, Class B	69	8,796
Chr Hansen Holding A/S	73	5,320
Coloplast A/S, Class B	82	9,335
Danske Bank A/S	930	13,239
Demant A/S (a)	67	2,534
DSV A/S	196	27,520
Genmab A/S (a)	45	14,467
GN Store Nord A/S	89	3,125
Novo Nordisk A/S, Class B	3,552	393,941
Novozymes A/S, Class B	140	8,416
Orsted A/S (e)	213	22,447
Pandora A/S	153	9,700
ROCKWOOL A/S, Class B	9	1,992
Tryg A/S	502	11,301
Vestas Wind Systems A/S	1,039	22,087

		574,468

Finland — 1.4%
Elisa OYJ	103	5,796
Fortum OYJ	501	7,576
Kesko OYJ, Class B	186	4,399
Kone OYJ, Class B	348	16,618
Neste OYJ	289	12,870
Nokia OYJ	3,723	17,255
Nordea Bank Abp	4,528	40,002
Orion OYJ, Class B	225	10,084
Sampo OYJ, Class A	682	29,813
Stora Enso OYJ, Class R	374	5,921

SECURITY DESCRIPTION	SHARES	VALUE($)

Finland — continued
UPM-Kymmene OYJ	360	11,030
Wartsila OYJ Abp	480	3,763

		165,127

France — 15.6%
Accor SA (a)	115	3,144
Aeroports de Paris (a)	30	3,765
Air Liquide SA	359	48,326
Airbus SE	604	59,123
Alstom SA	323	7,370
Amundi SA (e)	83	4,593
Arkema SA	40	3,577
AXA SA	2,626	59,976
BioMerieux	28	2,758
BNP Paribas SA	1,510	72,213
Bollore SE	584	2,721
Bouygues SA	237	7,309
Bureau Veritas SA	305	7,858
Capgemini SE	113	19,456
Carrefour SA	423	7,507
Cie de Saint-Gobain	507	21,915
Cie Generale des Etablissements Michelin SCA	462	12,628
Covivio	34	1,872
Credit Agricole SA	1,681	15,499
Danone SA	1,322	74,058
Dassault Aviation SA	26	4,020
Dassault Systemes SE	458	16,978
Edenred	171	8,080
Eiffage SA	86	7,778
Electricite de France SA	637	5,231
Engie SA	2,064	23,896
EssilorLuxottica SA	460	69,727
Eurazeo SE	62	3,827
Gecina SA	34	3,153
Getlink SE	450	7,983
Hermes International	51	57,051
Ipsen SA	79	7,469
Kering SA	119	61,868
Klepierre SA (a)	147	2,840
La Francaise des Jeux SAEM (e)	75	2,621
Legrand SA	275	20,425
L’Oreal SA	164	57,030
LVMH Moet Hennessy Louis Vuitton SE	443	271,594
Orange SA	1,364	16,069
Pernod Ricard SA	143	26,375
Publicis Groupe SA (a)	155	7,598
Remy Cointreau SA	16	2,807
Renault SA (a)	737	18,599
Safran SA	349	34,780
Sanofi	2,400	242,044
Sartorius Stedim Biotech	19	5,884
Schneider Electric SE	555	66,174
SEB SA	17	1,652
Societe Generale SA	1,084	23,967

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	55

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
France — continued
Sodexo SA	59	4,200
Teleperformance	60	18,624
Thales SA	111	13,613
TotalEnergies SE	3,452	181,701
Ubisoft Entertainment SA (a)	64	2,801
Unibail—Rodamco-Westfield (a)	81	4,103
Valeo	138	2,692
Veolia Environnement SA (a)	759	18,602
Vinci SA	546	49,041
Vivendi SE	492	5,026
Wendel SE	36	3,023
Worldline SA (a) (e)	160	5,985

		1,822,599

Germany — 11.5%
adidas AG	277	49,222
Allianz SE (Registered)	557	106,706
BASF SE	631	27,602
Bayer AG (Registered)	2,073	123,805
Bayerische Motoren Werke AG	1,291	100,064
Bechtle AG	55	2,243
Beiersdorf AG	71	7,305
Brenntag SE	160	10,458
Carl Zeiss Meditec AG	27	3,303
Commerzbank AG (a)	1,433	10,169
Continental AG	76	5,326
Covestro AG (e)	132	4,600
Daimler Truck Holding AG (a)	469	12,354
Delivery Hero SE (a) (e)	110	4,154
Deutsche Bank AG (Registered)	2,820	24,785
Deutsche Boerse AG	258	43,295
Deutsche Lufthansa AG (Registered) (a)	608	3,583
Deutsche Post AG (Registered)	1,019	38,479
Deutsche Telekom AG (Registered)	2,224	44,238
E.ON SE	2,543	21,424
Evonik Industries AG	155	3,316
Fresenius Medical Care AG & Co. KGaA	143	7,144
Fresenius SE & Co. KGaA	291	8,862
GEA Group AG	155	5,380
Hannover Rueck SE	82	11,926
HeidelbergCement AG	99	4,782
HelloFresh SE (a)	112	3,657
Henkel AG & Co. KGaA	56	3,412
Infineon Technologies AG	3,506	85,293
KION Group AG	73	3,061
Knorr-Bremse AG	75	4,289
LEG Immobilien SE	50	4,180
Mercedes-Benz Group AG	3,087	179,289
Merck KGaA	273	46,230
MTU Aero Engines AG	55	10,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	190	45,029
Nemetschek SE	39	2,343
Puma SE	169	11,213

SECURITY DESCRIPTION	SHARES	VALUE($)

Germany — continued
Rational AG	5	3,019
Rheinmetall AG	45	10,290
RWE AG	727	26,883
SAP SE	717	65,341
Scout24 SE (e)	55	2,828
Siemens AG (Registered)	785	80,729
Siemens Energy AG	443	6,534
Siemens Healthineers AG (e)	194	9,882
Symrise AG, Class A	91	9,905
Telefonica Deutschland Holding AG	780	2,251
Uniper SE	104	1,555
United Internet AG (Registered)	67	1,918
Volkswagen AG	112	20,465
Vonovia SE	476	14,713
Zalando SE (a) (e)	149	3,932

		1,342,803

Ireland — 0.9%
AerCap Holdings NV (a)	136	5,563
CRH plc	519	17,919
DCC plc	73	4,546
Experian plc	687	20,166
Flutter Entertainment plc (a)	115	11,640
Kerry Group plc, Class A	321	30,742
Kingspan Group plc	157	9,444
Smurfit Kappa Group plc	167	5,636

		105,656

Italy — 3.3%
Amplifon SpA	84	2,587
Assicurazioni Generali SpA	1,498	23,922
Atlantia SpA	510	11,972
Davide Campari-Milano NV	359	3,782
DiaSorin SpA	17	2,251
Enel SpA	9,219	50,558
Eni SpA	3,537	41,953
Ferrari NV	485	89,169
FinecoBank Banca Fineco SpA	819	9,826
Infrastrutture Wireless Italiane SpA (e)	250	2,543
Intesa Sanpaolo SpA	22,371	41,867
Mediobanca Banca di Credito Finanziario SpA	828	7,185
Moncler SpA	324	13,944
Nexi SpA (a) (e)	369	3,067
Poste Italiane SpA (e)	702	6,568
Prysmian SpA	256	7,043
Recordati Industria Chimica e Farmaceutica SpA	221	9,633
Snam SpA	2,383	12,500
Telecom Italia SpA (a)	6,748	1,769
Terna — Rete Elettrica Nazionale	1,646	12,944
UniCredit SpA	2,870	27,431

		382,514

Japan — 2.5%
Casio Computer Co. Ltd.	442	4,104
Nikon Corp.	689	7,946
Panasonic Holdings Corp.	5,028	40,597

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sharp Corp.	557	4,311
Sony Group Corp.	2,871	234,158
Tamron Co. Ltd.	37	684

		291,800

Jordan — 0.1%
Hikma Pharmaceuticals plc	320	6,309

Luxembourg — 0.2%
ArcelorMittal SA	414	9,287
Aroundtown SA	684	2,186
Eurofins Scientific SE	92	7,251
Tenaris SA	325	4,180

		22,904

Netherlands — 8.4%
ABN AMRO Bank NV, CVA, GDR (e)	576	6,468
Adyen NV (a) (e)	15	21,354
Aegon NV	2,427	10,453
Akzo Nobel NV	124	8,137
Argenx SE (a)	33	12,268
ASM International NV	126	31,292
ASML Holding NV	1,092	516,114
Euronext NV (e)	115	9,398
EXOR NV	146	9,141
Heineken Holding NV	73	5,292
Heineken NV	179	16,296
IMCD NV	58	7,978
ING Groep NV	5,318	52,389
JDE Peet’s NV	203	5,789
Just Eat Takeaway.com NV (a) (e)	121	1,901
Koninklijke Ahold Delhaize NV	716	18,631
Koninklijke DSM NV	119	17,114
Koninklijke KPN NV	2,371	8,435
Koninklijke Philips NV	613	13,148
NN Group NV	394	17,850
OCI NV	71	2,335
Prosus NV (a)	564	36,505
QIAGEN NV (a)	159	7,497
Randstad NV	124	5,977
Stellantis NV	8,446	104,853
Universal Music Group NV	493	9,884
Wolters Kluwer NV	269	26,099

		982,598

Norway — 1.3%
Adevinta ASA, Class B (a)	200	1,474
Aker BP ASA	217	7,499
DNB Bank ASA	1,263	22,856
Equinor ASA	1,363	47,507
Gjensidige Forsikring ASA	269	5,483
Kongsberg Gruppen ASA	92	3,303
Mowi ASA	836	19,121
Norsk Hydro ASA	911	5,147
Orkla ASA	1,542	12,353

SECURITY DESCRIPTION	SHARES	VALUE($)

Norway — continued
Salmar ASA	122	8,616
Telenor ASA	490	6,549
Yara International ASA	114	4,788

		144,696

Portugal — 0.2%
EDP — Energias de Portugal SA	3,124	14,558
Galp Energia SGPS SA	733	8,582
Jeronimo Martins SGPS SA	194	4,206

		27,346

South Korea — 2.0%
Samsung Electronics Co. Ltd.	4,535	200,042
Samsung Electronics Co. Ltd. (Registered), GDR	33	35,194

		235,236

Spain — 3.2%
Acciona SA	30	5,595
ACS Actividades de Construccion y Servicios SA	236	5,749
Aena SME SA (a) (e)	78	10,005
Amadeus IT Group SA (a)	309	17,295
Banco Bilbao Vizcaya Argentaria SA	9,085	41,271
Banco Santander SA	23,632	66,864
CaixaBank SA	6,054	21,202
Cellnex Telecom SA (e)	378	14,727
EDP Renovaveis SA	324	7,660
Enagas SA	100	2,205
Endesa SA	408	7,725
Ferrovial SA	518	13,175
Grifols SA (a)	216	4,091
Iberdrola SA	6,614	68,860
Industria de Diseno Textil SA	756	17,170
Naturgy Energy Group SA	177	5,102
Red Electrica Corp. SA	275	5,197
Repsol SA	2,066	30,462
Siemens Gamesa Renewable Energy SA (a)	248	4,667
Telefonica SA	3,680	18,789

		367,811

Sweden — 3.7%
Alfa Laval AB	302	7,316
Assa Abloy AB, Class B	1,026	21,898
Atlas Copco AB, Class A	2,813	26,326
Atlas Copco AB, Class B	1,529	12,814
Boliden AB	186	5,962
Electrolux AB, Class B	158	2,129
Embracer Group AB, Class B (a)	429	3,298
Epiroc AB, Class A	692	10,728
Epiroc AB, Class B	371	5,034
EQT AB	400	8,217
Essity AB, Class B	418	10,927
Evolution AB (e)	125	11,391
Fastighets AB Balder, Class B (a)	353	1,692
Getinge AB, Class B	157	3,642
H & M Hennes & Mauritz AB, Class B	499	5,986

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	57

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Sweden — continued
Hexagon AB, Class B	1,325		13,847
Holmen AB, Class B	69		2,799
Husqvarna AB, Class B	429		3,163
Industrivarden AB, Class A	158		3,567
Industrivarden AB, Class C	226		5,045
Indutrade AB	289		5,295
Investment AB Latour, Class B	149		2,957
Investor AB, Class A	608		10,956
Investor AB, Class B	2,563		42,273
Kinnevik AB, Class B (a)	329		5,323
L E Lundbergforetagen AB, Class B	106		4,327
Lifco AB, Class B	234		3,779
Nibe Industrier AB, Class B	1,544		11,638
Sagax AB, Class B	127		2,360
Sandvik AB	1,092		17,804
Securitas AB, Class B	325		2,806
Sinch AB (a) (e)	380		1,241
Skandinaviska Enskilda Banken AB, Class A	2,205		21,721
Skanska AB, Class B	348		5,358
SKF AB, Class B	393		5,835
Svenska Cellulosa AB SCA, Class B	413		6,211
Svenska Handelsbanken AB, Class A	1,984		17,032
Swedbank AB, Class A	1,230		15,603
Swedish Match AB	1,083		11,047
Swedish Orphan Biovitrum AB (a)	115		2,500
Tele2 AB, Class B	384		4,378
Telefonaktiebolaget LM Ericsson, Class B	1,986		14,833
Telia Co. AB	1,889		7,252
Volvo AB, Class A	135		2,189
Volvo AB, Class B	1,630		25,369
Volvo Car AB, Class B (a)	2,289		15,211

			431,079

Switzerland — 20.7%
ABB Ltd. (Registered)	1,689		45,285
Adecco Group AG (Registered)	165		5,630
Alcon, Inc.	341		23,897
Bachem Holding AG (Registered), Class B	21		1,440
Baloise Holding AG (Registered)	63		10,242
Barry Callebaut AG (Registered)	7		16,318
Chocoladefabriken Lindt & Spruengli AG	2		22,665
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	21,915
Cie Financiere Richemont SA (Registered), Class A	834		89,715
Clariant AG (Registered) (a)	158		3,019
Coca-Cola HBC AG (a)	82		1,823
Credit Suisse Group AG (Registered)	3,574		20,402
EMS-Chemie Holding AG (Registered)	5		3,564
Geberit AG (Registered)	38		18,045
Givaudan SA (Registered)	6		22,237
Glencore plc	3,993		21,625
Holcim AG (a)	382		16,365
Julius Baer Group Ltd.	297		13,759

SECURITY DESCRIPTION	SHARES	VALUE($)

Switzerland — continued
Kuehne + Nagel International AG (Registered)	56	13,206
Logitech International SA (Registered)	118	6,137
Lonza Group AG (Registered)	51	27,300
Nestle SA (Registered)	5,694	665,490
Novartis AG (Registered)	4,627	392,279
Partners Group Holding AG	31	27,779
Roche Holding AG	1,539	517,114
Schindler Holding AG	48	8,851
Schindler Holding AG (Registered)	18	3,316
SGS SA (Registered)	7	15,462
Sika AG (Registered)	100	23,086
Sonova Holding AG (Registered)	37	11,719
STMicroelectronics NV	1,842	58,242
Straumann Holding AG (Registered)	77	9,305
Swatch Group AG (The)	49	11,688
Swatch Group AG (The) (Registered)	67	2,982
Swiss Life Holding AG (Registered)	43	20,955
Swiss Prime Site AG (Registered)	55	4,842
Swiss Re AG	409	31,775
Swisscom AG (Registered)	18	9,994
Temenos AG (Registered)	43	3,722
UBS Group AG (Registered)	4,775	77,193
VAT Group AG (e)	28	6,596
Vifor Pharma AG	96	16,597
Zurich Insurance Group AG	204	89,161

		2,412,737

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 15.8%
3i Group plc	1,048	14,205
abrdn plc	2,202	4,297
Admiral Group plc	195	5,326
Anglo American plc	513	18,347
Ashtead Group plc	331	13,938
Associated British Foods plc	623	12,025
AstraZeneca plc	2,833	373,775
Auto Trader Group plc (e)	380	2,573
AVEVA Group plc	49	1,344
Aviva plc	3,063	15,001
BAE Systems plc	2,345	23,736
Barclays plc	18,069	33,789
Barratt Developments plc	409	2,290
Berkeley Group Holdings plc (a)	45	2,050
BP plc	21,621	101,523
British American Tobacco plc	879	37,677
British Land Co. plc (The)	354	1,934
BT Group plc	2,811	6,389
Bunzl plc	250	8,315
Burberry Group plc	527	10,568
CNH Industrial NV	1,040	12,027
Coca-Cola Europacific Partners plc	144	7,444
Compass Group plc	720	14,790
Croda International plc	56	4,422
Diageo plc	935	40,378

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Entain plc (a)	236	3,591
Ferguson plc	163	18,245
GSK plc	9,296	200,343
Halma plc	153	3,746
Hargreaves Lansdown plc	385	3,719
HSBC Holdings plc	21,850	142,738
Imperial Brands plc	365	8,164
Informa plc (a)	604	3,905
InterContinental Hotels Group plc	74	3,955
Intertek Group plc	120	6,173
J Sainsbury plc	704	1,751
JD Sports Fashion plc (a)	1,048	1,476
Johnson Matthey plc	78	1,837
Kingfisher plc	836	2,499
Land Securities Group plc	282	2,289
Legal & General Group plc	6,442	18,832
Lloyds Banking Group plc	76,594	39,408
London Stock Exchange Group plc	355	33,128
M&G plc	2,796	6,629
Melrose Industries plc	3,267	5,993
Mondi plc	196	3,480
National Grid plc	1,472	18,912
NatWest Group plc	6,056	16,120
Next plc	54	3,824
Ocado Group plc (a)	233	2,218
Pearson plc	274	2,507
Persimmon plc	129	2,939
Phoenix Group Holdings plc	804	5,789
Prudential plc	2,963	36,859
Reckitt Benckiser Group plc	289	21,707
RELX plc	1,440	39,103
Rentokil Initial plc	1,381	8,006
Rio Tinto plc	454	27,117
Rolls-Royce Holdings plc (a)	6,234	6,344
Sage Group plc (The)	413	3,200
Schroders plc	135	4,407
Segro plc	485	5,796
Severn Trent plc	101	3,355
Shell plc (a)	8,448	220,010
Smith & Nephew plc	355	4,966
Smiths Group plc	290	4,964
Spirax-Sarco Engineering plc	55	6,609
SSE plc	430	8,494
St James’s Place plc	583	7,851
Standard Chartered plc	2,813	21,237
Taylor Wimpey plc	1,464	2,086
Tesco plc	3,084	9,612
Unilever plc	1,034	47,128
United Utilities Group plc	275	3,421
Vodafone Group plc	10,877	16,912
Whitbread plc	81	2,453
WPP plc	467	4,721

		1,848,731

Total Common Stocks (Cost $12,457,362)		11,318,959

SECURITY DESCRIPTION	SHARES			VALUE($)
Preferred Stocks — 1.7%
Germany — 1.4%
Bayerische Motoren Werke AG		205		14,648
Henkel AG & Co. KGaA		135		8,358
Porsche Automobil Holding SE		589		39,193
Sartorius AG		17		5,843
Volkswagen AG		717		96,598

				164,640

South Korea — 0.3%
Samsung Electronics Co. Ltd.		783		31,492

Total Preferred Stocks (Cost $258,641)				196,132

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.6%
Time Deposits — 0.6%
Barclays SA, 0.91%, 07/01/2022		542		542
BNP Paribas SA,
(1.20%), 07/01/2022	CHF	6,797		7,120
0.52%, 07/01/2022	GBP	12,325		15,003
Brown Brothers Harriman,
(1.20%), 07/01/2022	CHF	—	(h)	—	(h)
(0.78%), 07/01/2022	EUR	—	(h)	—	(h)
(0.73%), 07/01/2022	DKK	3,726		525
0.01%, 07/01/2022	SEK	—	(h)	—	(h)
0.07%, 07/01/2022	NOK	12,422		1,261
0.37%, 07/04/2022	HKD	—	(h)	—	(h)
0.51%, 07/04/2022	CAD	—	(h)	—	(h)
0.52%, 07/01/2022	GBP	—	(h)	—	(h)
0.91%, 07/01/2022		—	(h)	—	(h)
3.60%, 07/01/2022	ZAR	—	(h)	—	(h)
Citibank NA,
(0.78%), 07/01/2022	EUR	23,000		24,103
0.91%, 07/01/2022		17,708		17,708
Royal Bank of Canada, 0.91%, 07/01/2022		1,521		1,521
Skandinaviska Enskilda Banken AB, 0.01%, 07/01/2022	SEK	13,450		1,315
Sumitomo Mitsui Banking Corp.,
(0.36%), 07/01/2022	JPY	385,676		2,843
0.91%, 07/01/2022		372		372

Total Short-Term Investments (Cost $72,313)				72,313

Total Investments — 99.3% (Cost — $12,788,316)*				11,587,404

Other Assets in Excess of Liabilities — 0.7%				76,458

NET ASSETS — 100.0%				$11,663,862

Percentages indicated are based on net assets

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	59

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts
Amsterdam Index	19	07/2022	EUR	2,650	(26)
Euro STOXX 50 Index	1,271	09/2022	EUR	46,498	(666)
FTSE 100 Index	253	09/2022	GBP	21,981	(50)
MSCI Emerging Markets Index	65	09/2022	USD	3,253	5
TOPIX Index	22	09/2022	JPY	3,068	(36)

Total unrealized appreciation (depreciation)					(773)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

Summary of Investments by Industry, June 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	20.4%

Semiconductors	8.3%

Food	8.1%

Banks	8.0%

Auto Manufacturers	6.2%

Oil & Gas	5.8%

Insurance	4.9%

Apparel	4.0%

Electric	2.7%

Home Furnishings	2.5%

Chemicals	1.7%

Commercial Services	1.7%

Telecommunications	1.6%

Healthcare — Products	1.6%

Aerospace/Defense	1.4%

Retail	1.4%

Beverages	1.3%

Electrical Components & Equipment	1.2%

Diversified Financial Services	1.1%

Building Materials	1.1%

Engineering & Construction	1.1%

Cosmetics/Personal Care	1.1%

Miscellaneous Manufacturers	1.0%

Others (Each less than 1.0%)	11.2%

Short-Term Investments	0.6%

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — 107.0%
Asset-Backed Securities — 1.0%
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00%, 04/15/2025		615	615
Anchorage Capital CLO 11 Ltd., (Cayman Islands), Series 2019-11A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 2.28%, 07/22/2032 (e) (aa)		1,900	1,844
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 2.09%, 01/15/2032 (e) (aa)		3,300	3,209
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 2.19%, 01/16/2030 (e) (aa)		5,189	5,123
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 2.12%, 07/15/2032 (e) (aa)		4,300	4,209
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/2024		500	500
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 2.06%, 04/20/2031 (e) (aa)		1,900	1,860
Carmax Auto Owner Trust, Series 2020-1, Class A3, 1.89%, 12/16/2024		176	175
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 2.13%, 10/24/2030 (e) (aa)		3,200	3,141
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.03%), 2.09%, 04/20/2030 (e) (aa)		5,900	5,800
Dryden 36 Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 2.06%, 04/15/2029 (e) (aa)		6,030	5,934
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 0.66%, 04/15/2033 (e) (aa)	EUR	7,600	7,726
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	819
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025		500	486
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		89	88
Madison Park Funding XXVI Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 2.44%, 07/29/2030 (e) (aa)		2,360	2,329

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (ICE LIBOR USD 3 Month + 0.88%), 2.29%, 11/15/2028 (e) (aa)	7,493	7,396
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 2.19%, 04/15/2029 (e) (aa)	283	279
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 2.08%, 10/15/2030 (e) (aa)	1,800	1,769
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 2.13%, 10/16/2029 (e) (aa)	1,747	1,721
Series 2017-2A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 2.08%, 01/16/2031 (e) (aa)	2,900	2,838
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024	77	77
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.63%, 11/20/2030 (e) (aa)	5,000	4,931
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 2.31%, 01/15/2031 (e) (aa)	1,200	1,171
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 2.11%, 10/20/2028 (e) (aa)	73	71
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 2.10%, 07/15/2031 (e) (aa)	700	686
Venture XXI CLO Ltd., (Cayman Islands), Series 2015-21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.92%, 07/15/2027 (e) (aa)	355	354
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 3.05%, 06/20/2029 (e) (aa)	2,829	2,781
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.99%, 04/17/2030 (e) (aa)	5,200	5,122
Wellfleet CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (ICE LIBOR USD 3 Month + 0.89%), 1.95%, 07/20/2029 (e) (aa)	1,334	1,317

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	61

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	101	100

Total Asset-Backed Securities (Cost $77,105)		74,471

Collateralized Mortgage Obligations — 2.0%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	6,243	5,346
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 1.78%, 05/25/2051 (e) (aa)	458	426
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 4.68%, 01/15/2038 (aa)	1,415	171
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 3.68%, 06/15/2040 (aa)	2,716	204
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 4.93%, 03/15/2042 (aa)	1,156	151
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 5.33%, 12/15/2041 (aa)	645	86
Series 4134, Class PI, IO, 3.00%, 11/15/2042	509	63
Series 4165, Class TI, IO, 3.00%, 12/15/2042	576	43
Series 4479, Class AI, IO, 3.50%, 09/15/2025	5,998	243
Series 4598, Class IK, IO, 3.50%, 03/15/2046	676	126
Series 4710, Class EI, IO, 3.50%, 11/15/2031	4,129	360
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 4.88%, 09/15/2048 (aa)	4,748	718
Series 4888, Class IB, IO, 4.00%, 03/15/2047	415	62
Series 4990, Class MI, IO, 4.00%, 07/25/2050	4,768	1,081
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 4.48%, 08/25/2050 (aa)	6,865	1,357
Series 5016, Class PI, IO, 3.00%, 09/25/2050	12,803	2,034
Series 5024, Class BI, IO, 2.00%, 10/25/2050	19,558	2,346
Series 5034, Class YI, IO, 4.00%, 11/25/2050	3,195	604
Series 5045, Class DI, IO, 2.50%, 11/25/2050	3,100	426

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,836	257
Series 5056, Class PI, IO, 2.50%, 12/25/2050	9,458	1,236
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,942	555
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,735	585
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,531	198
Series 5069, Class LI, IO, 2.50%, 02/25/2051	15,687	2,359
Series 5071, Class IN, IO, 4.00%, 08/25/2050	6,037	1,377
Series 5087, Class IL, IO, 3.00%, 03/25/2051	2,197	362
Series 5124, Class LI, IO, 4.50%, 07/25/2051	14,066	3,106
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	4,570	1,036
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 6.28%, 05/25/2037 (aa)	453	80
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	350	296
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	168	50
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.44% - ICE LIBOR USD 1 Month), 4.82%, 04/25/2037 (aa)	1,986	263
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	633	35
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	1,991	60
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 4.48%, 12/25/2042 (aa)	1,108	150
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	267
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 5.35%, 06/25/2044 (aa)	68	62
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 3.23%, 11/25/2042 (aa)	516	385
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 4.38%, 09/25/2046 (aa)	1,802	262
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 4.58%, 09/25/2048 (aa)	3,730	594
Series 2019-48, Class IB, IO, 0.66%, 06/25/2039 (z)	25,005	590

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 4.38%, 11/25/2049 (aa)	6,927	1,203
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	710	110
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	13,965	2,415
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	12,428	2,343
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	9,458	1,441
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	11,184	1,180
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,576	520
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	10,632	1,500
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	12,297	1,941
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	1,052	170
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 0.49%, 03/25/2061 (aa)	12,195	12,156
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 1.30%, 12/20/2064 (aa)	84	83
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 1.46%, 12/20/2065 (aa)	7,530	7,469
Series 2017-H03, Class HA, 3.00%, 01/20/2067	5,183	5,108
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 1.45%, 01/20/2069 (aa)	4,744	4,654
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 1.60%, 10/20/2069 (aa)	2,709	2,680
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	12,382	1,905
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	15,449	28
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	20,991	85
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 2.05%, 08/20/2070 (aa)	7,422	7,545
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 1.85%, 07/20/2070 (aa)	3,338	3,344

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 2.05%, 04/20/2070 (aa)	5,913	5,964
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 2.05%, 09/20/2070 (aa)	2,005	2,035
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	12,897	1,590
Series 2021-83, Class PU, 1.50%, 05/20/2051	59	59
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	12,985	1,461
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	11,510	1,220
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	11,920	1,230
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 2.27%, 09/20/2071 (aa)	7,933	8,217
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 2.27%, 09/20/2071 (aa)	9,798	10,164
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,912	1,637
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	914	783
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	2,300	2,243
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	4,934	4,739
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 1.43%, 09/25/2051 (e) (aa)	1,991	1,851
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 1.83%, 10/25/2051 (e) (aa)	461	430
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 1.48%, 07/25/2051 (e) (aa)	9,206	8,592
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	4,375	3,746

Total Collateralized Mortgage Obligations (Cost $156,186)		143,853

Commercial Mortgage-Backed Securities — 0.7%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	421	418
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	712

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	499
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,244
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	923
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	477
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	558
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	180
BCP Trust, Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.12%, 06/15/2038 (e) (aa)	2,800	2,689
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	307
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	435
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	634
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 2.57%, 09/15/2036 (e) (aa)	4,600	4,413
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (ICE LIBOR USD 1 Month + 0.73%), 2.05%, 10/15/2036 (e) (aa)	3,000	2,852
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	1,000	982
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,059
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	246
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	492
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	492
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	224
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	345	341
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	301	297
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 2.67%, 10/15/2037 (e) (aa)	2,100	2,041

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC Multifamily Structured Pass Through Certificates,
Series K027, Class A2, 2.64%, 01/25/2023	802	801
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	997
Series K049, Class A2, 3.01%, 07/25/2025	250	247
Series K057, Class A2, 2.57%, 07/25/2026	850	824
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	998
Series K071, Class A2, 3.29%, 11/25/2027	500	495
Series K073, Class A2, 3.35%, 01/25/2028	1,000	993
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	503
Series K094, Class A2, 2.90%, 06/25/2029	112	108
Series K103, Class A2, 2.65%, 11/25/2029	500	472
Series K108, Class A2, 1.52%, 03/25/2030	304	264
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,274
Series K118, Class A2, 1.49%, 09/25/2030	500	427
Series K725, Class A2, 3.00%, 01/25/2024	225	224
Series K726, Class A2, 2.91%, 04/25/2024	762	756
Series K729, Class A2, 3.14%, 10/25/2024	200	199
Series K737, Class A2, 2.53%, 10/25/2026	650	627
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	654	644
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	486
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	969
Series 2017-M12, Class A2, 3.17%, 06/25/2027 (z)	111	109
Series 2017-M13, Class A2, 3.02%, 09/25/2027 (z)	585	578
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)	910	902
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	865
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	231

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
LUXE Trust,
Series 2021-MLBH, Class A, (ICE LIBOR USD 1 Month + 0.98%), 2.31%, 11/15/2038 (e) (aa)		600	576
Series 2021-TRIP, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.37%, 10/15/2038 (e) (aa)		2,900	2,792
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		500	483
Series 2016-C31, Class A5, 3.10%, 11/15/2049		500	474
Series 2016-C32, Class A4, 3.72%, 12/15/2049		1,000	978
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		687	684
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,376
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4, 3.53%, 05/10/2063		19	19
Series 2012-C4, Class A5, 2.85%, 12/10/2045		296	295
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047		420	411
Series 2015-C27, Class A5, 3.45%, 02/15/2048		918	900
Series 2015-LC20, Class A5, 3.18%, 04/15/2050		500	484
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	963
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	532
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	996
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, 03/15/2048		279	278

Total Commercial Mortgage-Backed Securities (Cost $54,595)			49,749

Corporate Bonds —18.8%
Basic Materials — 0.6%
Chemicals — 0.3%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	400	353
Reg. S, 0.75%, 06/13/2024	EUR	600	616
Air Products and Chemicals, Inc.,
1.00%, 02/12/2025	EUR	1,550	1,571
2.80%, 05/15/2050		15	11

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	1,000	896
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	802
Reg. S, 2.00%, 09/17/2030	EUR	1,000	941
Celanese US Holdings LLC,
0.63%, 09/10/2028	EUR	1,500	1,213
3.50%, 05/08/2024		50	50
CF Industries, Inc.,
4.50%, 12/01/2026 (e)		1,800	1,795
4.95%, 06/01/2043		100	91
5.38%, 03/15/2044		30	28
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,792
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	120
5.25%, 11/15/2041		600	590
Eastman Chemical Co., 1.50%, 05/26/2023	EUR	900	939
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,015
EI du Pont de Nemours and Co., 2.30%, 07/15/2030		46	40
FMC Corp., 3.20%, 10/01/2026		10	10
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	96
Huntsman International LLC, 4.50%, 05/01/2029		2	2
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	400	330
Reg. S, 1.88%, 05/22/2024	EUR	425	450
Linde plc, (Ireland), Reg. S, 1.00%, 09/30/2051	EUR	1,300	736
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	494
LYB International Finance III LLC,
3.38%, 10/01/2040		290	224
4.20%, 10/15/2049		1,000	818
Mosaic Co. (The), 4.25%, 11/15/2023		30	30
PPG Industries, Inc.,
1.20%, 03/15/2026		35	31
1.88%, 06/01/2025	EUR	1,500	1,540
2.75%, 06/01/2029	EUR	3,200	3,208
Sherwin-Williams Co. (The), 3.45%, 08/01/2025		65	64
Westlake Corp.,
1.63%, 07/17/2029	EUR	500	441
3.13%, 08/15/2051		185	130
3.38%, 08/15/2061		320	217
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	856

			23,540

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg),
6.75%, 03/01/2041		20	20
7.00%, 10/15/2039		20	20
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		70	63
2.15%, 08/15/2030		235	191
Steel Dynamics, Inc., 3.25%, 01/15/2031		3,000	2,620

			2,914

Mining — 0.3%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 03/11/2026	EUR	500	493
Reg. S, 3.38%, 03/11/2029	GBP	1,500	1,664
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	980
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	698	727
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	141	138
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	775	707
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,394
4.63%, 08/01/2030		40	37
5.40%, 11/14/2034		192	188
Glencore Capital Finance DAC, (Ireland),
Reg. S, 1.13%, 03/10/2028	EUR	2,000	1,722
Reg. S, 1.25%, 03/01/2033	EUR	2,225	1,590
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,449
Newmont Corp., 4.88%, 03/15/2042		30	29
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	900	896
Reg. S, 2.00%, 04/11/2029	EUR	1,000	925
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		170	125
Southern Copper Corp.,
3.88%, 04/23/2025		35	35
5.88%, 04/23/2045		29	30
6.75%, 04/16/2040		10	11
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	1,027
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,176

			17,343

Total Basic Materials			43,797

Communications — 1.1%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		44	33
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	1,500	1,480
Reg. S, 1.25%, 06/13/2028	EUR	1,900	1,763

			3,276

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — 0.1%
Alphabet, Inc.,
1.90%, 08/15/2040		700	504
2.25%, 08/15/2060		65	43
Amazon.com, Inc.,
2.10%, 05/12/2031		30	26
2.88%, 05/12/2041		20	16
3.10%, 05/12/2051		100	79
3.25%, 05/12/2061		25	19
3.88%, 08/22/2037		20	19
4.25%, 08/22/2057		30	29
Booking Holdings, Inc.,
3.60%, 06/01/2026		50	49
4.63%, 04/13/2030		55	55
Expedia Group, Inc.,
3.25%, 02/15/2030		2,140	1,788
3.80%, 02/15/2028		700	639
4.63%, 08/01/2027		705	678
5.00%, 02/15/2026		20	20
VeriSign, Inc.,
2.70%, 06/15/2031		80	64
4.75%, 07/15/2027		77	75
5.25%, 04/01/2025		132	133

			4,236

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		3,140	2,138
3.95%, 06/30/2062		30	20
4.50%, 02/01/2024		105	106
4.80%, 03/01/2050		109	87
4.91%, 07/23/2025		1,545	1,547
6.38%, 10/23/2035		40	40
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,689
1.88%, 02/20/2036	GBP	1,075	1,021
1.95%, 01/15/2031		2,875	2,398
2.35%, 01/15/2027		57	53
2.65%, 08/15/2062		75	48
3.15%, 02/15/2028		98	93
3.20%, 07/15/2036		25	21
3.30%, 02/01/2027		1,940	1,885
3.97%, 11/01/2047		170	148
4.25%, 10/15/2030		120	119
4.60%, 10/15/2038		120	117
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,022
Discovery Communications LLC, 5.20%, 09/20/2047		1,100	949
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		1,035	969
3.45%, 03/01/2032		280	246
Paramount Global, 4.85%, 07/01/2042		2,080	1,735

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Media — continued
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	475	548
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	3,400	2,938
Thomson Reuters Corp., (Canada), 4.30%, 11/23/2023		120	122
Time Warner Cable LLC,
4.50%, 09/15/2042		100	79
5.50%, 09/01/2041		800	701
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	600	557
Walt Disney Co. (The),
1.75%, 08/30/2024		45	43
1.75%, 01/13/2026		45	42
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,300	1,180
Reg. S, 0.75%, 07/03/2030	EUR	775	680
Reg. S, 1.50%, 03/22/2027	EUR	2,275	2,286

			28,627

Telecommunications — 0.6%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	700	699
5.00%, 10/27/2026	GBP	100	129
6.13%, 03/30/2040		200	222
Series B, Reg. S, (EUR Swap Rate 5 Year + 4.55%), 6.38%, 09/06/2073 (aa)	EUR	1,500	1,592
AT&T, Inc.,
1.65%, 02/01/2028		180	156
1.70%, 03/25/2026		330	302
1.80%, 09/05/2026	EUR	1,150	1,173
1.80%, 09/14/2039	EUR	500	384
2.05%, 05/19/2032	EUR	100	94
2.45%, 03/15/2035	EUR	425	386
3.50%, 06/01/2041		2,140	1,719
3.55%, 09/15/2055		85	64
3.65%, 06/01/2051		1,800	1,417
3.80%, 02/15/2027		40	39
3.80%, 12/01/2057		82	64
3.85%, 06/01/2060		20	16
4.25%, 06/01/2043	GBP	200	224
4.30%, 12/15/2042		100	88
4.50%, 03/09/2048		15	13
4.75%, 05/15/2046		70	65
4.85%, 03/01/2039		170	163
Reg. S, 5.50%, 03/15/2027	GBP	450	589
7.00%, 04/30/2040	GBP	400	609
Bell Telephone Co. of Canada or Bell Canada (The), (Canada),
3.65%, 08/15/2052		35	28
Series US-3, 0.75%, 03/17/2024		45	43

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,336
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	103
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	300	246
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	1,000	897
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 1.50%, 01/31/2024	EUR	450	459
Juniper Networks, Inc., 2.00%, 12/10/2030		160	126
Level 3 Financing, Inc., 3.40%, 03/01/2027 (e)		1,780	1,533
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	37
2.75%, 05/24/2031		410	332
4.60%, 05/23/2029		40	38
5.50%, 09/01/2044		40	38
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,894
Reg. S, 0.50%, 09/04/2032	EUR	2,000	1,636
Reg. S, 2.38%, 05/18/2032	EUR	700	694
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,268
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	98
Proximus SADP, (Belgium), Reg. S, 2.38%, 04/04/2024	EUR	100	106
Rogers Communications, Inc., (Canada),
3.20%, 03/15/2027 (e)		57	54
3.80%, 03/15/2032 (e)		68	62
4.50%, 03/15/2042 (e)		51	46
4.55%, 03/15/2052 (e)		32	28
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	1,500	1,534
SingTel Group Treasury Pte Ltd., (Singapore), Reg. S, (SGD Swap Rate 10 Year + 1.90%), 3.30%, 07/14/2031 (x) (aa)	SGD	250	170
Sprint Corp., 7.63%, 02/15/2025		2,800	2,920
Tele2 AB, (Sweden), Reg. S, 2.13%, 05/15/2028	EUR	1,800	1,814
Telefonaktiebolaget LM Ericsson, (Sweden),
Reg. S, 1.00%, 05/26/2029	EUR	1,415	1,113
Reg. S, 1.88%, 03/01/2024	EUR	1,000	1,026
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	700	645
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	657
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	1,800	1,638

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — continued
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	9
3.00%, 02/15/2041		50	37
3.50%, 04/15/2025		2,525	2,472
3.88%, 04/15/2030		3,420	3,201
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	762
0.88%, 04/08/2027	EUR	475	458
1.50%, 09/19/2039	EUR	700	534
1.68%, 10/30/2030		78	63
1.88%, 11/03/2038	GBP	200	172
2.10%, 03/22/2028		50	45
2.36%, 03/15/2032		54	45
2.50%, 04/08/2031	GBP	1,000	1,076
2.55%, 03/21/2031		650	557
2.65%, 11/20/2040		1,070	791
2.88%, 11/20/2050		20	14
3.00%, 11/20/2060		60	41
3.25%, 02/17/2026	EUR	200	217
3.70%, 03/22/2061		350	277
4.07%, 06/18/2024	GBP	100	124
4.13%, 08/15/2046		80	71
4.27%, 01/15/2036		25	24
4.40%, 11/01/2034		20	19
4.86%, 08/21/2046		125	124
Vodafone Group plc, (United Kingdom),
4.25%, 09/17/2050		25	21
4.88%, 06/19/2049		25	23
5.25%, 05/30/2048		25	24

			44,027

Total Communications			80,166

Consumer Cyclical — 1.1%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	1,200	1,010
Southwest Airlines Co.,
5.13%, 06/15/2027		1,150	1,164
5.25%, 05/04/2025		1,600	1,631
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	469
4.63%, 04/15/2029 (e)		360	303

			4,577

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	425	476
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	746
Reg. S, 0.75%, 04/07/2025	EUR	300	305
NIKE, Inc., 3.38%, 03/27/2050		50	43
Tapestry, Inc., 4.13%, 07/15/2027		2,020	1,945

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Apparel — continued
VF Corp., 2.40%, 04/23/2025		25	24

			3,539

Auto Manufacturers — 0.6%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	5,190
1.50%, 10/19/2027	GBP	2,300	2,524
BMW US Capital LLC, 3.90%, 04/09/2025 (e)		1,100	1,097
Cummins, Inc., 2.60%, 09/01/2050		60	41
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	300	298
Ford Motor Co., 3.25%, 02/12/2032		700	519
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	441
4.95%, 05/28/2027		3,065	2,821
General Motors Co.,
5.20%, 04/01/2045		425	358
6.25%, 10/02/2043		295	282
6.60%, 04/01/2036		520	528
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	775	779
1.70%, 08/18/2023		70	68
Reg. S, 2.25%, 09/06/2024	GBP	700	817
Reg. S, 2.35%, 09/03/2025	GBP	1,225	1,400
2.35%, 02/26/2027		110	97
2.70%, 08/20/2027		1,450	1,278
2.70%, 06/10/2031		585	462
2.75%, 06/20/2025		180	169
2.90%, 02/26/2025		45	43
5.00%, 04/09/2027		1,120	1,102
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	449
Mercedes-Benz Group AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	13
Reg. S, 2.13%, 07/03/2037	EUR	775	667
Mercedes-Benz International Finance BV, (Netherlands),
Reg. S, 0.63%, 02/27/2023	EUR	425	445
Reg. S, 1.63%, 08/22/2023	EUR	20	21
Reg. S, 2.63%, 04/07/2025	EUR	1,760	1,865
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,472
Nissan Motor Co. Ltd., (Japan),
Reg. S, 3.20%, 09/17/2028	EUR	1,000	931
3.52%, 09/17/2025 (e)		3,000	2,841
PACCAR Financial Europe BV, (Netherlands), Reg. S, 0.00%, 03/03/2023	EUR	500	521
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	365
Toyota Motor Credit Corp.,
0.80%, 01/09/2026		200	181
3.95%, 06/30/2025		175	175

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Auto Manufacturers — continued
Volkswagen Bank GmbH, (Germany),
Reg. S, 0.75%, 06/15/2023	EUR	300	312
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,539
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.38%, 10/16/2023	EUR	900	937
Reg. S, 2.25%, 10/16/2026	EUR	10	10
Reg. S, 2.50%, 04/06/2023	EUR	915	967
Reg. S, 3.00%, 04/06/2025	EUR	20	21
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,493
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,077
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027 (e)		1,540	1,512
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	402
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	948
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	1,736
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	207

			41,421

Auto Parts & Equipment — 0.1%
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	427
Autoliv, Inc., Reg. S, 0.75%, 06/26/2023	EUR	700	722
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	189
Magna International, Inc., (Canada),
1.90%, 11/24/2023	EUR	1,125	1,177
2.45%, 06/15/2030		1,000	854
4.15%, 10/01/2025		2,000	2,010

			5,379

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	550	553
IMCD NV, (Netherlands), Reg. S, 2.13%, 03/31/2027	EUR	1,100	1,035

			1,588

Entertainment — 0.0% (g)
Magallanes, Inc.,
4.28%, 03/15/2032 (e)		745	668
5.05%, 03/15/2042 (e)		705	602
5.14%, 03/15/2052 (e)		925	782
5.39%, 03/15/2062 (e)		205	172
Universal Music Group NV, (Netherlands), Reg. S, 3.00%, 06/30/2027	EUR	1,050	1,101

			3,325

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172		154
NVR, Inc., 3.00%, 05/15/2030		339		293

				447

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	225		209
1.25%, 11/02/2026	EUR	200		195

				404

Housewares — 0.1%
Newell Brands, Inc.,
4.45%, 04/01/2026		650		618
4.88%, 06/01/2025		2,710		2,669

				3,287

Lodging — 0.0% (g)
Choice Hotels International, Inc.,
3.70%, 12/01/2029		85		76
3.70%, 01/15/2031		190		169
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 3.38%, 10/08/2028	GBP	450		499
Reg. S, 3.75%, 08/14/2025	GBP	100		120
Marriott International, Inc., Series HH, 2.85%, 04/15/2031		550		457
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,500		1,630

				2,951

Retail — 0.2%
AutoNation, Inc., 4.75%, 06/01/2030		1,300		1,226
AutoZone, Inc., 1.65%, 01/15/2031		2,595		2,040
Costco Wholesale Corp., 1.60%, 04/20/2030		40		34
Dollar General Corp., 4.15%, 11/01/2025		10		10
Genuine Parts Co., 1.88%, 11/01/2030		270		214
Home Depot, Inc. (The),
2.50%, 04/15/2027		100		95
3.50%, 09/15/2056		75		61
4.20%, 04/01/2043		800		751
5.88%, 12/16/2036		90		104
Lowe’s Cos., Inc., 3.35%, 04/01/2027		40		39
McDonald’s Corp.,
Reg. S, 2.38%, 11/27/2024		EUR	800	840
3.38%, 05/26/2025		50		49
6.30%, 03/01/2038		50		57
Next Group plc, (United Kingdom),
Reg. S, 3.00%, 08/26/2025	GBP	225		265
Reg. S, 3.63%, 05/18/2028	GBP	1,075		1,193
Reg. S, 4.38%, 10/02/2026	GBP	300		364

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Retail — continued
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,698
2.65%, 09/22/2051		20	15
Reg. S, 5.25%, 09/28/2035	GBP	550	776

			10,831

Total Consumer Cyclical			77,749

Consumer Non-cyclical — 2.8%
Agriculture — 0.5%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	1,800	1,696
3.40%, 02/04/2041		75	50
3.70%, 02/04/2051		150	96
3.88%, 09/16/2046		40	27
4.00%, 02/04/2061		10	7
5.38%, 01/31/2044		65	55
5.95%, 02/14/2049		10	9
6.20%, 02/14/2059		58	53
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	103
2.26%, 03/25/2028		100	84
2.73%, 03/25/2031		60	48
2.79%, 09/06/2024		85	82
3.22%, 08/15/2024		100	97
3.56%, 08/15/2027		2,450	2,245
3.73%, 09/25/2040		45	32
3.98%, 09/25/2050		45	31
4.54%, 08/15/2047		50	37
4.74%, 03/16/2032		180	160
4.76%, 09/06/2049		85	65
5.65%, 03/16/2052		60	52
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 01/16/2030	EUR	4,300	3,764
Reg. S, 2.38%, 01/19/2023	EUR	3,800	4,018
3.95%, 06/15/2025 (e)		70	69
Reg. S, 6.00%, 11/24/2034	GBP	600	696
Reg. S, 7.25%, 03/12/2024	GBP	235	300
Bunge Finance Europe BV, (Netherlands), 1.85%, 06/16/2023	EUR	300	313
Bunge Ltd. Finance Corp.,
1.63%, 08/17/2025		70	64
2.75%, 05/14/2031		235	194
3.75%, 09/25/2027		30	29
Cargill, Inc.,
2.13%, 04/23/2030 (e)		1,500	1,296
4.00%, 06/22/2032 (e)		750	736
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 2.13%, 02/12/2027	EUR	1,500	1,436
Reg. S, 3.38%, 02/26/2026	EUR	2,661	2,746

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	1,000	886
Reg. S, 1.13%, 09/28/2025	EUR	1,100	1,098
Reg. S, 2.75%, 09/28/2033	GBP	975	1,015
Philip Morris International, Inc.,
0.63%, 11/08/2024	EUR	1,400	1,400
0.88%, 05/01/2026		100	89
1.50%, 05/01/2025		34	32
1.75%, 11/01/2030		70	54
2.88%, 03/03/2026	EUR	2,200	2,250
2.88%, 05/14/2029	EUR	1,250	1,188
4.25%, 11/10/2044		265	216
4.88%, 11/15/2043		105	94
6.38%, 05/16/2038		175	184
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	1,025	1,013
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	937
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,730

			32,876

Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 02/01/2026		50	49
4.70%, 02/01/2036		1,700	1,634
4.90%, 02/01/2046		1,600	1,513
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	460	428
Reg. S, 3.70%, 04/02/2040	EUR	350	350
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/2049		50	51
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	1,000	870
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	3,500	3,089
0.13%, 03/15/2029	EUR	1,700	1,497
1.00%, 03/09/2041	EUR	400	280
1.45%, 06/01/2027		65	59
2.50%, 06/01/2040		90	71
2.75%, 06/01/2060		35	25
3.00%, 03/05/2051		245	199
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 2.38%, 05/07/2025	EUR	2,000	2,089
Coca-Cola Femsa SAB de CV, (Mexico),
1.85%, 09/01/2032		150	116
2.75%, 01/22/2030		450	403
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	1,000	879
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	41
3.50%, 05/09/2027		50	48

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Beverages — continued
3.70%, 12/06/2026		25	24
3.75%, 05/01/2050		10	8
Diageo Capital BV, (Netherlands), Reg. S, 0.13%, 09/28/2028	EUR	4,000	3,586
Diageo Capital plc, (United Kingdom), 3.88%, 04/29/2043		10	9
Diageo Finance plc, (United Kingdom),
Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,023
Reg. S, 2.50%, 03/27/2032	EUR	600	605
Reg. S, 2.75%, 06/08/2038	GBP	625	651
Diageo Investment Corp., 4.25%, 05/11/2042		20	19
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	30	37
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,372
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052		75	67
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,200	969
0.75%, 10/14/2033	EUR	2,950	2,426
3.45%, 10/06/2046		15	13
Pernod Ricard SA, (France),
Reg. S, 0.13%, 10/04/2029	EUR	2,000	1,711
Reg. S, 1.13%, 04/07/2025	EUR	1,600	1,637

			27,848

Biotechnology — 0.0% (g)
Amgen, Inc.,
1.90%, 02/21/2025		100	95
3.63%, 05/22/2024		60	60
4.40%, 02/22/2062		50	44
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		300	241
2.80%, 09/15/2050		55	38

			478

Commercial Services — 0.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	400	460
ALD SA, (France),
Reg. S, 1.25%, 10/11/2022	EUR	2,500	2,627
Reg. S, 1.25%, 03/02/2026	EUR	3,000	2,892
Amadeus IT Group SA, (Spain), Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,075
American University (The), Series 2019, 3.67%, 04/01/2049		30	26
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		1,590	1,302
1.70%, 05/15/2028		90	81
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	2,000	1,960
Block Financial LLC, 2.50%, 07/15/2028		39	34

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
California Institute of Technology, 4.70%, 11/01/2111		25	24
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	548
Reg. S, 0.89%, 12/10/2025		200	181
Reg. S, 1.87%, 09/26/2024	AUD	1,000	652
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	99
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	30
Duke University, Series 2020, 2.68%, 10/01/2044		20	16
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	735
Equifax, Inc.,
2.35%, 09/15/2031		850	682
2.60%, 12/15/2025		110	104
3.10%, 05/15/2030		1,800	1,585
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,155
3.85%, 11/15/2024 (e)		160	158
4.50%, 02/15/2045 (e)		400	347
7.00%, 10/15/2037 (e)		800	941
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	1,025	936
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	300	336
Reg. S, 1.38%, 06/25/2026	EUR	1,125	1,130
Reg. S, 3.25%, 04/07/2032	GBP	225	260
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	29
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	260
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,598
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	441
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	558
4.68%, 07/01/2114		500	505
Series F, 2.99%, 07/01/2050		20	16
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,131
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	7
PayPal Holdings, Inc., 2.65%, 10/01/2026		65	62
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	7
Quanta Services, Inc.,
0.95%, 10/01/2024		80	74
2.90%, 10/01/2030		116	96
3.05%, 10/01/2041		175	122

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
RELX Capital, Inc., 4.75%, 05/20/2032		610	623
RELX Finance BV, (Netherlands),
Reg. S, 0.00%, 03/18/2024	EUR	100	101
Reg. S, 0.88%, 03/10/2032	EUR	2,000	1,678
Rentokil Initial Finance BV, (Netherlands), Reg. S, 3.88%, 06/27/2027	EUR	925	986
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	4
S&P Global, Inc.,
1.25%, 08/15/2030		2,100	1,661
2.30%, 08/15/2060		331	204
2.45%, 03/01/2027 (e)		35	33
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 03/29/2028	EUR	1,000	972
Reg. S, 3.00%, 04/08/2030	EUR	100	102
Trustees of Princeton University (The),
4.20%, 03/01/2052		1,295	1,332
Series 2020, 2.52%, 07/01/2050		20	15
United Rentals North America, Inc., 3.88%, 11/15/2027		84	77
University of Southern California,
2.81%, 10/01/2050		20	15
Series 21A, 2.95%, 10/01/2051		10	8
Verisk Analytics, Inc., 5.50%, 06/15/2045		43	43
Washington University (The),
4.35%, 04/15/2122		255	221
Series 2022, 3.52%, 04/15/2054		900	796
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	500	340
Reg. S, 2.52%, 02/07/2118	GBP	200	171
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,483

			39,147

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	54
3.13%, 12/01/2049		20	16
GSK Consumer Healthcare Capital NL BV, (Netherlands), Reg. S, 2.13%, 03/29/2034	EUR	900	823
GSK Consumer Healthcare Capital UK plc, (United Kingdom), Reg. S, 2.88%, 10/29/2028	GBP	425	497
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,485
0.63%, 10/30/2024	EUR	1,450	1,486
1.20%, 10/30/2028	EUR	505	495
1.20%, 10/29/2030		30	24
1.88%, 10/30/2038	EUR	1,125	986
3.60%, 03/25/2050		80	74
4.88%, 05/11/2027	EUR	425	498

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Cosmetics/Personal Care — continued
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.50%, 08/12/2023	EUR	1,400	1,454
Reg. S, 0.75%, 02/28/2026	EUR	1,275	1,270
Reg. S, 1.13%, 02/12/2027	EUR	425	422

			10,584

Food — 0.2%
Campbell Soup Co., 3.95%, 03/15/2025		110	110
Flowers Foods, Inc., 2.40%, 03/15/2031		205	170
General Mills, Inc.,
3.00%, 02/01/2051		30	22
3.65%, 02/15/2024		60	60
Hershey Co. (The),
0.90%, 06/01/2025		55	51
2.65%, 06/01/2050		10	7
Hormel Foods Corp., 1.70%, 06/03/2028		81	72
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.00%, 05/15/2032 (e)		575	441
6.50%, 04/15/2029 (e)		478	481
Kerry Group Financial Services Unlimited Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	1,400	1,465
Kraft Heinz Foods Co.,
3.88%, 05/15/2027		380	368
4.38%, 06/01/2046		20	17
4.88%, 10/01/2049		20	18
5.00%, 06/04/2042		30	27
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	878
McCormick & Co., Inc.,
0.90%, 02/15/2026		100	89
3.15%, 08/15/2024		150	147
4.20%, 08/15/2047		5	4
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	86
Mondelez International, Inc.,
1.50%, 02/04/2031		1,000	786
1.88%, 10/15/2032		300	233
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,449
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,121
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,428
Reg. S, 1.38%, 10/24/2023	EUR	100	104
Reg. S, 1.88%, 11/02/2028	GBP	700	723
Reg. S, 2.75%, 04/27/2030	GBP	425	451
Tyson Foods, Inc.,
4.00%, 03/01/2026		20	20
5.10%, 09/28/2048		15	15

			10,847

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare — Products — 0.3%
Abbott Ireland Financing DAC, (Ireland),
Reg. S, 0.10%, 11/19/2024	EUR	700	705
Reg. S, 0.38%, 11/19/2027	EUR	1,950	1,832
Abbott Laboratories, 4.90%, 11/30/2046		135	142
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	1,500	1,497
American Medical Systems Europe BV, (Netherlands),
0.75%, 03/08/2025	EUR	700	703
1.88%, 03/08/2034	EUR	2,800	2,439
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	425	418
1.34%, 08/13/2041	EUR	2,000	1,318
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	739
3.45%, 03/01/2024		44	44
Danaher Corp.,
2.50%, 03/30/2030	EUR	100	101
2.80%, 12/10/2051		70	51
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,642
1.35%, 09/18/2039	EUR	700	509
3.40%, 11/15/2049		30	25
Edwards Lifesciences Corp., 4.30%, 06/15/2028		265	259
Medtronic Global Holdings SCA, (Luxembourg),
0.00%, 03/15/2023	EUR	325	339
0.38%, 03/07/2023	EUR	100	105
0.38%, 10/15/2028	EUR	500	454
1.38%, 10/15/2040	EUR	825	608
1.63%, 10/15/2050	EUR	900	614
1.75%, 07/02/2049	EUR	900	640
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,000	1,026
PerkinElmer, Inc., 1.90%, 09/15/2028		135	113
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,093
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	76
1.88%, 10/01/2049	EUR	900	644
Werfenlife SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	600	568

			20,704

Healthcare — Services — 0.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	29
Aetna, Inc., 2.80%, 06/15/2023		30	30
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	540
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	36

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Ascension Health, 3.95%, 11/15/2046		70	65
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	5
City of Hope, Series 2013, 5.62%, 11/15/2043		35	38
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	978
CommonSpirit Health, 3.91%, 10/01/2050		18	15
Elevance Health, Inc.,
3.35%, 12/01/2024		100	99
4.10%, 03/01/2028		2,900	2,874
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024	EUR	396	411
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	1,024
Series 2020, 2.88%, 09/01/2050		35	25
HCA, Inc.,
3.13%, 03/15/2027 (e)		2,560	2,329
5.00%, 03/15/2024		1,383	1,391
5.13%, 06/15/2039		700	617
5.50%, 06/15/2047		44	40
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,190
Humana, Inc.,
2.90%, 12/15/2022		50	50
3.70%, 03/23/2029		80	76
3.85%, 10/01/2024		50	50
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,200	1,126
Laboratory Corp. of America Holdings,
1.55%, 06/01/2026		200	180
4.70%, 02/01/2045		20	18
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	1,000	994
Mayo Clinic,
3.77%, 11/15/2043		30	27
Series 2013, 4.00%, 11/15/2047		25	23
Series 2021, 3.20%, 11/15/2061		440	336
Memorial Health Services, 3.45%, 11/01/2049		10	8
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	47
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,064
MidMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,204
MultiCare Health System, 2.80%, 08/15/2050		1,000	733
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	788
4.02%, 08/01/2045		20	18
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare — Services — continued
OhioHealth Corp.,
2.30%, 11/15/2031		830	720
2.83%, 11/15/2041		370	289
Series 2020, 3.04%, 11/15/2050		535	417
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	645
Series 2020, 3.22%, 11/15/2050		849	642
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052		3	2
Series 2032, 2.04%, 01/01/2032		470	388
Series 2042, 2.72%, 01/01/2042		453	341
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		15	10
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	1,791
Texas Health Resources, 2.33%, 11/15/2050		750	495
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	174
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/2052		5	5
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	138
3.13%, 05/15/2060		160	118
3.70%, 05/15/2027		75	75
3.70%, 08/15/2049		1,100	944
3.75%, 07/15/2025		20	20
3.88%, 08/15/2059		50	43
4.25%, 03/15/2043		120	113

			25,871

Household Products/Wares — 0.0% (g)
Avery Dennison Corp., 1.25%, 03/03/2025	EUR	1,226	1,233
Clorox Co. (The), 1.80%, 05/15/2030		10	8
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	34
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	1,675	1,755

			3,030

Pharmaceuticals — 0.4%
AbbVie, Inc.,
2.60%, 11/21/2024		490	475
3.20%, 11/21/2029		4,960	4,571
4.05%, 11/21/2039		50	45
4.25%, 11/21/2049		1,100	980
4.40%, 11/06/2042		25	23
4.50%, 05/14/2035		25	24
4.70%, 05/14/2045		25	24
AmerisourceBergen Corp.,
3.25%, 03/01/2025		40	39
3.45%, 12/15/2027		5	5
4.30%, 12/15/2047		25	23

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Astrazeneca Finance LLC, 1.75%, 05/28/2028		80	71
Bayer AG, (Germany),
Reg. S, 0.38%, 01/12/2029	EUR	1,000	858
Reg. S, 0.63%, 07/12/2031	EUR	2,000	1,594
Reg. S, 1.38%, 07/06/2032	EUR	800	658
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	300	284
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		75	56
2.55%, 11/13/2050		140	100
3.40%, 07/26/2029		1,033	999
3.90%, 03/15/2062		10	8
4.55%, 02/20/2048		8	8
Cardinal Health, Inc., 3.08%, 06/15/2024		10	10
Cigna Corp.,
2.40%, 03/15/2030		75	65
3.40%, 03/01/2027		2,800	2,697
4.90%, 12/15/2048		800	772
CVS Health Corp.,
1.30%, 08/21/2027		40	35
2.63%, 08/15/2024		60	59
4.78%, 03/25/2038		50	47
5.05%, 03/25/2048		1,305	1,257
5.13%, 07/20/2045		35	34
Eli Lilly & Co.,
0.63%, 11/01/2031	EUR	2,500	2,172
1.38%, 09/14/2061	EUR	675	392
2.13%, 06/03/2030	EUR	500	505
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	904
Reg. S, 5.25%, 04/10/2042	GBP	50	72
Johnson & Johnson,
2.10%, 09/01/2040		10	8
2.45%, 09/01/2060		70	48
3.40%, 01/15/2038		50	45
3.55%, 03/01/2036		15	14
McKesson Corp.,
0.90%, 12/03/2025		70	63
3.13%, 02/17/2029	GBP	925	1,064
Merck & Co., Inc.,
1.88%, 10/15/2026	EUR	1,000	1,030
1.90%, 12/10/2028		122	108
2.35%, 06/24/2040		50	38
2.75%, 12/10/2051		20	15
3.70%, 02/10/2045		60	53
4.00%, 03/07/2049		40	37
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	600	618
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	800	727
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	400	356

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
Mylan, Inc., 5.20%, 04/15/2048		30	24
Novartis Capital Corp.,
2.75%, 08/14/2050		171	134
3.10%, 05/17/2027		37	36
Pfizer, Inc., 0.80%, 05/28/2025		70	65
Roche Finance Europe BV, (Netherlands),
Reg. S, 0.50%, 02/27/2023	EUR	200	210
Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,650
Sanofi, (France),
Reg. S, 2.50%, 11/14/2023	EUR	600	638
Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	400	352
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,024
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,085
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026		30	28
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,565
4.00%, 06/22/2050		50	33
Zoetis, Inc.,
3.90%, 08/20/2028		40	39
4.70%, 02/01/2043		65	62

			31,035

Total Consumer Non-cyclical			202,420

Energy — 1.0%
Energy — Alternate Sources — 0.0% (g)
ERG SpA, (Italy), Reg. S, 0.88%, 09/15/2031	EUR	700	567

Oil & Gas — 0.6%
Aker BP ASA, (Norway), 2.88%, 01/15/2026 (e)		1,400	1,325
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.53%, 09/26/2022	EUR	175	184
Reg. S, 1.64%, 06/26/2029	EUR	1,000	951
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,135
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	500	531
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
3.85%, 06/01/2027		41	39
4.95%, 06/01/2047		10	10
6.25%, 03/15/2038		122	130
6.50%, 02/15/2037		45	48
Cenovus Energy, Inc., (Canada), 4.40%, 04/15/2029		4,890	4,721
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	102
Chevron Corp.,
1.55%, 05/11/2025		75	71
2.24%, 05/11/2030		80	71

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Chevron USA, Inc., 1.02%, 08/12/2027 (jj)		3,100	2,708
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		60	66
ConocoPhillips,
4.88%, 10/01/2047		40	40
5.90%, 10/15/2032		223	245
5.90%, 05/15/2038		25	28
6.50%, 02/01/2039		75	88
ConocoPhillips Co.,
3.80%, 03/15/2052		40	34
4.03%, 03/15/2062 (e)		10	9
Continental Resources, Inc., 4.38%, 01/15/2028		30	28
Devon Energy Corp.,
5.00%, 06/15/2045		195	182
5.25%, 09/15/2024		8	8
5.60%, 07/15/2041		245	244
5.88%, 06/15/2028		1,750	1,787
Diamondback Energy, Inc., 3.13%, 03/24/2031		2,400	2,095
Eni SpA, (Italy),
Reg. S, 1.00%, 10/11/2034	EUR	1,000	788
Reg. S, 1.25%, 05/18/2026	EUR	1,400	1,401
Reg. S, 1.50%, 01/17/2027	EUR	1,400	1,399
EQT Corp.,
3.13%, 05/15/2026 (e)		80	75
3.90%, 10/01/2027		90	84
6.63%, 02/01/2025		30	31
7.50%, 02/01/2030		170	181
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	425	390
1.75%, 01/22/2026		200	186
2.38%, 05/22/2030		60	53
3.25%, 11/18/2049		30	24
3.63%, 04/06/2040		1,800	1,586
3.70%, 04/06/2050		15	13
Reg. S, 6.88%, 03/11/2031	GBP	50	75
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	2,031
0.84%, 06/26/2032	EUR	550	459
1.41%, 06/26/2039	EUR	700	515
3.45%, 04/15/2051		155	128
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	602
Hess Corp.,
3.50%, 07/15/2024		10	10
5.80%, 04/01/2047		16	16
Lundin Energy Finance BV, (Netherlands),
2.00%, 07/15/2026 (e)		1,360	1,216
3.10%, 07/15/2031 (e)		1,585	1,315
Marathon Oil Corp.,
6.60%, 10/01/2037		50	53
6.80%, 03/15/2032		25	27

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
Marathon Petroleum Corp., 5.00%, 09/15/2054		25	23
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	2,700	2,312
Ovintiv Exploration, Inc., 5.38%, 01/01/2026		30	30
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 0.43%), 1.84%, 02/15/2024 (aa)		525	525
1.95%, 12/20/2022		400	398
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	860
Polski Koncern Naftowy ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	700	569
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	2,000	2,032
3.00%, 11/26/2051		60	45
6.38%, 12/15/2038		15	17
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,000	768
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	663
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	1,922
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	500	417
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	1,350	974
Valero Energy Corp., 4.00%, 06/01/2052		40	32
Var Energi ASA, (Norway), 5.00%, 05/18/2027 (e)		1,600	1,593

			42,728

Oil & Gas Services — 0.0% (g)
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047		110	93
Schlumberger Finance BV, (Netherlands), Reg. S, 0.25%, 10/15/2027	EUR	500	466
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	28

			587

Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		548	502
5.88%, 03/31/2025		240	246
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,210
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025		20	20

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Enbridge, Inc., (Canada),
2.50%, 08/01/2033		50	41
2.90%, 07/15/2022		20	20
3.40%, 08/01/2051		20	15
4.00%, 10/01/2023		100	100
Energy Transfer LP,
2.90%, 05/15/2025		80	76
4.05%, 03/15/2025		125	123
4.20%, 04/15/2027		5,800	5,577
5.30%, 04/15/2047		35	30
5.35%, 05/15/2045		10	9
5.40%, 10/01/2047		52	46
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,317
Enterprise Products Operating LLC,
3.30%, 02/15/2053		55	40
3.75%, 02/15/2025		50	49
3.90%, 02/15/2024		50	50
4.20%, 01/31/2050		40	34
5.10%, 02/15/2045		1,700	1,607
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	475
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	218
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,209
4.70%, 11/01/2042		850	717
Kinder Morgan, Inc.,
1.75%, 11/15/2026		90	80
3.60%, 02/15/2051		35	26
Magellan Midstream Partners LP,
3.95%, 03/01/2050		940	746
5.00%, 03/01/2026		10	10
MPLX LP,
2.65%, 08/15/2030		1,775	1,485
4.50%, 04/15/2038		75	66
4.70%, 04/15/2048		1,293	1,094
4.88%, 06/01/2025		2,370	2,384
4.90%, 04/15/2058		40	33
4.95%, 03/14/2052		885	774
5.20%, 03/01/2047		10	9
5.50%, 02/15/2049		120	112
ONEOK Partners LP,
4.90%, 03/15/2025		80	81
6.13%, 02/01/2041		24	23
ONEOK, Inc.,
2.20%, 09/15/2025		1,000	932
2.75%, 09/01/2024		110	106
3.40%, 09/01/2029		60	53
4.45%, 09/01/2049		2,422	1,941
5.20%, 07/15/2048		35	31
5.85%, 01/15/2026		70	73
6.35%, 01/15/2031		70	73
7.15%, 01/15/2051		20	21

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — continued
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	57
5.15%, 06/01/2042		1,600	1,358
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026		70	73
Targa Resources Corp.,
4.20%, 02/01/2033		25	23
4.95%, 04/15/2052		50	43
5.20%, 07/01/2027 (w)		965	970
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032		200	171
4.88%, 02/01/2031		323	295
5.00%, 01/15/2028		99	94
TransCanada PipeLines Ltd., (Canada), 6.20%, 10/15/2037		60	65
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	72
4.00%, 03/15/2028		20	20
7.85%, 02/01/2026		70	77
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	400	271
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,717
3.50%, 10/15/2051		130	97
4.50%, 11/15/2023		80	80
5.10%, 09/15/2045		69	65
5.80%, 11/15/2043		15	15

			31,447

Total Energy			75,329

Financial — 7.0%
Banks — 4.6%
Abanca Corp. Bancaria SA, (Spain), Reg. S, 0.75%, 05/28/2029	EUR	100	95
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	71
Reg. S, 0.60%, 01/15/2027	EUR	1,600	1,503
Reg. S, 0.88%, 01/14/2026	EUR	100	102
Reg. S, 1.25%, 01/10/2033	EUR	100	94
Reg. S, 1.38%, 01/12/2037	EUR	100	90
Reg. S, 1.45%, 04/12/2038	EUR	100	90
Reg. S, 1.50%, 09/30/2030	EUR	200	200
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	99
Aktia Bank OYJ, (Finland), Reg. S, 0.38%, 05/30/2023	EUR	100	104
AMCO—Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	147
Reg. S, 1.38%, 01/27/2025	EUR	100	102
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	104

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	87
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	96
Reg. S, 0.38%, 07/14/2025	EUR	2,050	1,939
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	90
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	500	430
Reg. S, 0.63%, 10/18/2024	EUR	100	103
Australia & New Zealand Banking Group Ltd., (Australia), Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	1,525	1,381
Banca Carige SpA, (Italy), Reg. S, 0.63%, 10/28/2028	EUR	100	95
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,466
Reg. S, 2.00%, 01/29/2024	EUR	100	106
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	107
Banco Bilbao Vizcaya Argentaria SA, (Spain),
0.88%, 09/18/2023		200	193
Reg. S, 0.88%, 11/22/2026	EUR	100	101
Reg. S, (ICE LIBOR EUR 3 Month + 0.82%), 0.88%, 01/14/2029 (aa)	EUR	1,800	1,592
Banco BPM SpA, (Italy), Reg. S, 1.00%, 01/23/2025	EUR	100	103
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	1,900	1,868
Reg. S, 1.00%, 04/26/2027	EUR	100	100
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	1,000	958
Reg. S, (EUR Swap Rate 1 Year + 2.20%), 2.63%, 03/24/2026 (aa)	EUR	1,500	1,491
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	103
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	167
Reg. S, 0.20%, 02/11/2028	EUR	1,000	888
Reg. S, 1.00%, 04/07/2025	EUR	200	206
Reg. S, 1.13%, 10/25/2028	EUR	100	99
Reg. S, 1.38%, 01/05/2026	EUR	100	99
Reg. S, 1.63%, 10/22/2030	EUR	1,000	823
(CMT Index 1 Year + 0.90%), 1.72%, 09/14/2027 (aa)		200	174
Reg. S, 1.75%, 02/17/2027	GBP	500	539
1.85%, 03/25/2026		200	180
3.49%, 05/28/2030		2,000	1,773
3.50%, 03/24/2025		200	196
3.80%, 02/23/2028		200	187
3.89%, 05/24/2024		3,800	3,783

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,000	990
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		240	229
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		177	164
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,300	1,098
(United States SOFR + 0.65%), 1.53%, 12/06/2025 (aa)		25	23
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,307
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		2,900	2,487
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	810
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		3,300	2,800
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,155
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,388
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,810
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	249
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	47
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	326
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	25
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	25
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		180	179
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	120
4.00%, 01/22/2025		4,200	4,185
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		100	88
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/2051 (aa)		135	117
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		115	104
4.88%, 04/01/2044		50	48
5.00%, 01/21/2044		20	19
Reg. S, 7.00%, 07/31/2028	GBP	350	496
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	843

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		40	32
Series RR, (CMT Index 5 Year + 2.76%), 4.38%, 01/27/2027 (x) (aa)		1,650	1,369
Bank of Ireland Group plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 1.88%, 06/05/2026 (aa)	EUR	1,500	1,495
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	91
Reg. S, 0.10%, 10/20/2023	EUR	100	103
Reg. S, 1.00%, 04/05/2026	EUR	100	102
1.85%, 05/01/2025		120	114
Bank of New Zealand, (New Zealand),
Reg. S, 0.01%, 06/15/2028	EUR	100	92
Reg. S, 2.55%, 06/29/2027	EUR	100	107
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	96
Reg. S, 0.01%, 12/15/2027	EUR	100	94
Reg. S, 0.25%, 09/28/2022	EUR	100	105
Reg. S, 0.38%, 10/23/2023	EUR	100	104
Reg. S, 0.38%, 03/26/2030	EUR	100	91
0.70%, 04/15/2024		140	133
1.05%, 03/02/2026		170	152
Bankinter SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	600	511
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.50%, 11/16/2022	EUR	1,200	1,259
Reg. S, 0.75%, 06/15/2023	EUR	100	104
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,158
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	113
Barclays plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	4,800	4,395
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		200	190
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	1,700	1,760
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.68%), 2.89%, 01/31/2027 (aa)		EUR 1,650	1,681
Reg. S, 3.25%, 02/12/2027	GBP	600	685
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	425	486
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	94
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	100
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.01%, 01/21/2028	EUR	100	94

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 0.10%, 05/12/2031	EUR	100	87
Reg. S, 1.13%, 07/31/2028	EUR	100	99
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 11/02/2029	EUR	100	91
Reg. S, 0.25%, 01/14/2025	EUR	100	102
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	87
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	90
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	50	49
Reg. S, 0.01%, 07/07/2028	EUR	100	93
Reg. S, 1.75%, 05/10/2032	EUR	100	100
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	102
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	1,100	985
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	800	716
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		1,200	1,061
Reg. S, 1.38%, 05/28/2029	EUR	100	90
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,103
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		1,100	942
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	1,700	1,619
(United States SOFR + 1.39%), 2.87%, 04/19/2032 (e) (aa)		1,665	1,386
(United States SOFR + 1.51%), 3.05%, 01/13/2031 (e) (aa)		1,800	1,557
Reg. S, 3.38%, 01/23/2026	GBP	600	708
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	1,450	1,466
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	600	581
Reg. S, 0.25%, 01/14/2031	EUR	1,000	808
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,199
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,235
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	1,026
4.63%, 07/11/2024 (e)		1,200	1,192
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 0.00%, 01/17/2024	EUR	200	207
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal), Reg. S, 0.13%, 11/14/2024	EUR	100	101
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	1,100	993

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.00%, 09/25/2025	EUR	300	307
Reg. S, 1.25%, 01/11/2027	EUR	200	203
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	100	91
Reg. S, 0.04%, 07/09/2027	EUR	100	95
Reg. S, 0.10%, 10/24/2023	CHF	50	52
0.45%, 06/22/2023		110	107
3.10%, 04/02/2024		25	25
3.30%, 04/07/2025		140	137
Cie de Financement Foncier SA, (France),
Reg. S, 0.01%, 07/15/2026	EUR	200	196
Reg. S, 0.23%, 09/14/2026	EUR	100	98
Reg. S, 0.25%, 04/11/2023	EUR	100	104
Reg. S, 0.50%, 09/04/2024	EUR	100	103
Reg. S, 0.50%, 03/16/2028	EUR	100	96
Reg. S, 0.60%, 10/25/2041	EUR	100	75
Reg. S, 0.75%, 05/29/2026	EUR	100	101
Reg. S, 3.88%, 04/25/2055	EUR	45	62
Citigroup, Inc.,
(United States SOFR + 0.69%), 0.78%, 10/30/2024 (aa)		262	250
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		440	413
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	115
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,250	2,877
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,400	3,412
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	84
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	378
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	875
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,034
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		100	73
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	149
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	64
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)		250	236
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		35	35
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	54
4.40%, 06/10/2025		3,500	3,498
4.65%, 07/30/2045		10	9
4.65%, 07/23/2048		25	23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 2.09%), 4.91%, 05/24/2033 (aa)		1,790	1,767
6.00%, 10/31/2033		50	52
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	100	107
Reg. S, 4.63%, 06/08/2026	GBP	100	131
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	89
Reg. S, 0.25%, 01/12/2032	EUR	100	87
Reg. S, 0.50%, 06/09/2026	EUR	100	100
Reg. S, 2.00%, 11/27/2023	EUR	100	106
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	97
Reg. S, 0.88%, 02/19/2029	EUR	100	97
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,425	1,435
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	89
Reg. S, 0.01%, 11/27/2040	EUR	100	66
Reg. S, 0.63%, 04/26/2026	EUR	100	101
Reg. S, 0.75%, 03/02/2032	EUR	100	91
Reg. S, 0.88%, 02/08/2028	EUR	100	99
Reg. S, 1.25%, 03/23/2026	EUR	775	787
Reg. S, 1.38%, 02/03/2027	EUR	25	25
Reg. S, 2.38%, 05/22/2023	EUR	30	32
4.38%, 08/04/2025		250	248
Reg. S, 5.25%, 05/23/2041	GBP	50	71
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	79
Reg. S, 0.25%, 09/30/2024	EUR	100	102
Reg. S, 0.25%, 01/17/2028	EUR	100	94
Reg. S, 0.38%, 01/20/2032	EUR	100	85
Credit Agricole SA, (France),
Reg. S, 0.38%, 04/20/2028	EUR	1,000	878
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	2,981
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 1.63%, 06/05/2030 (aa)	EU	R 2,100	2,052
Reg. S, 1.75%, 03/05/2029	EUR	100	93
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	300	312
Reg. S, 2.38%, 05/20/2024	EUR	100	106
Credit Suisse AG, (Switzerland),
Reg. S, 0.25%, 09/01/2028	EUR	2,500	2,096
3.70%, 02/21/2025		250	245
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,394
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	1,150	1,012
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	603

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	22
Credito Emiliano SpA, (Italy), Reg. S, 0.01%, 07/07/2028	EUR	100	92
Danske Bank A/S, (Denmark),
Reg. S, 0.25%, 11/28/2022	EUR	425	445
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	424
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		850	839
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	2,000	2,196
Danske Hypotek AB, (Sweden), Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	183
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	97
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	100
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	92
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	68
Reg. S, 0.25%, 03/08/2024	EUR	100	103
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	400	395
Reg. S, 1.13%, 08/30/2023	EUR	775	808
Reg. S, 1.13%, 03/17/2025	EUR	400	400
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	1,500	1,417
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,622
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		150	130
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		275	238
3.70%, 05/30/2024		100	98
3.95%, 02/27/2023		2,700	2,695
Deutsche Kreditbank AG, (Germany),
Reg. S, 0.01%, 11/07/2029	EUR	50	45
Reg. S, 1.63%, 05/05/2032	EUR	100	100
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	99
Reg. S, 1.00%, 04/13/2026	EUR	100	102
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	307
Reg. S, 0.01%, 01/22/2027	EUR	200	194
Reg. S, 0.63%, 01/17/2026	EUR	600	607
Reg. S, 1.25%, 11/26/2024	EUR	700	731
Reg. S, 2.13%, 02/12/2025	GBP	400	480
Discover Bank, 3.45%, 07/27/2026		1,200	1,135
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 01/21/2031	EUR	100	87
Reg. S, 0.25%, 01/23/2023	EUR	200	209

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 11/20/2024	EUR	100	102
Reg. S, 1.88%, 11/21/2022	EUR	100	106
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	94
Reg. S, 0.01%, 10/27/2028	EUR	25	23
Reg. S, 0.01%, 11/15/2030	EUR	100	88
Reg. S, 0.63%, 10/27/2023	EUR	200	208
Reg. S, 0.88%, 04/17/2034	EUR	100	88
Series 1248, Reg. S, 1.63%, 05/30/2031	EUR	100	100
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	102
Equitable Bank, (Canada), Reg. S, 0.01%, 09/16/2024	EUR	100	101
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	102
Reg. S, 0.50%, 01/12/2037	EUR	100	78
Reg. S, 0.75%, 02/05/2025	EUR	100	103
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	100	86
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	98
Fifth Third Bancorp, (United States SOFR + 0.69%), 1.71%, 11/01/2027 (aa)		80	71
First Republic Bank, (United States SOFR + 0.62%), 1.91%, 02/12/2024 (aa)		250	247
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		28	25
Reg. S, 0.88%, 05/09/2029	EUR	2,000	1,743
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		135	120
Reg. S, 1.38%, 05/15/2024	EUR	1,650	1,717
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,163
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		120	116
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,815	1,616
(United States SOFR + 1.25%), 2.38%, 07/21/2032 (aa)		695	564
2.60%, 02/07/2030		3,395	2,903
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		4,115	3,426
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		700	578
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		315	231
Reg. S, 3.13%, 07/25/2029	GBP	800	900
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,431
3.50%, 04/01/2025		47	46
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		60	53

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
5.15%, 05/22/2045		21	20
6.25%, 02/01/2041		50	56
6.75%, 10/01/2037		50	56
6.88%, 01/18/2038	GBP	425	582
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	846
HSBC Bank Canada, (Canada), Reg. S, 1.50%, 09/15/2027	EUR	100	102
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	175	224
HSBC Holdings plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.03%), 0.77%, 11/13/2031 (aa)	EUR	1,000	811
(United States SOFR + 0.58%), 1.16%, 11/22/2024 (aa)		200	191
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	176
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	918
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	874
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	191
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,133
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	245
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 3.02%, 06/15/2027 (aa)	EUR	2,175	2,250
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	199
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	828
(United States SOFR + 2.53%), 4.76%, 03/29/2033 (aa)		200	185
Reg. S, 7.00%, 04/07/2038	GBP	300	385
Iccrea Banca SpA, (Italy), Reg. S, 0.01%, 09/23/2028	EUR	100	92
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	86
Reg. S, 0.75%, 02/18/2029	EUR	100	97
Reg. S, 1.88%, 05/22/2023	EUR	100	106
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	89
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,481
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)	EUR	1,500	1,299
Reg. S, 1.13%, 02/14/2025	EUR	1,200	1,214
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	900	916

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,131
Reg. S, 2.00%, 09/20/2028	EUR	300	287
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	300	290
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	315
(United States SOFR + 1.83%), 4.02%, 03/28/2028 (aa)		1,560	1,488
4.10%, 10/02/2023		200	201
(United States SOFR + 2.07%), 4.25%, 03/28/2033 (aa)		885	828
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	186
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	99
Reg. S, 0.63%, 03/23/2023	EUR	100	105
Reg. S, 1.50%, 04/10/2024	EUR	1,600	1,660
Reg. S, 2.13%, 05/26/2025	EUR	2,275	2,323
Reg. S, 3.38%, 01/24/2025	EUR	100	110
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,810
Investitionsbank Berlin, (Germany), Series 208, 0.05%, 03/02/2035	EUR	100	79
Jyske Bank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 0.50%), 0.05%, 09/02/2026 (aa)	EUR	1,750	1,675
KBC Bank NV, (Belgium), Reg. S, 0.38%, 09/01/2022	EUR	100	105
Kookmin Bank, (South Korea),
Reg. S, 0.05%, 07/15/2025	EUR	100	100
Reg. S, 2.38%, 01/27/2026	EUR	100	106
Kreditanstalt fuer Wiederaufbau, (Germany),
0.00%, 09/15/2023	EUR	380	395
Reg. S, 0.00%, 02/18/2025	EUR	120	122
Reg. S, 0.00%, 06/15/2026	EUR	500	496
Reg. S, 0.00%, 03/31/2027	EUR	500	488
Reg. S, 0.00%, 04/30/2027	EUR	2,230	2,172
Reg. S, 0.00%, 09/15/2028	EUR	585	554
Reg. S, 0.00%, 06/15/2029	EUR	254	235
Reg. S, 0.00%, 09/17/2030	EUR	1,108	995
Reg. S, 0.00%, 01/10/2031	EUR	670	597
Reg. S, 0.01%, 05/05/2027	EUR	520	506
0.05%, 02/28/2024	EUR	500	517
Reg. S, 0.05%, 09/29/2034	EUR	280	226
0.25%, 09/15/2025	EUR	1,100	1,118
0.38%, 07/18/2025		200	184
Reg. S, 0.38%, 04/23/2030	EUR	360	336
Reg. S, 0.38%, 05/20/2036	EUR	548	443
Reg. S, 0.50%, 09/28/2026	EUR	520	525
0.50%, 09/15/2027	EUR	500	495
Reg. S, 0.88%, 07/04/2039	EUR	40	33
Reg. S, 1.00%, 12/15/2022	GBP	1,650	2,002
Reg. S, 1.13%, 06/15/2037	EUR	340	301

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.38%, 12/15/2025	GBP	225	264
Reg. S, 1.38%, 07/31/2035	EUR	202	190
2.00%, 05/02/2025		195	189
2.13%, 08/15/2023	EUR	1,100	1,173
2.38%, 12/29/2022		275	275
4.70%, 06/02/2037	CAD	100	82
Reg. S, 4.88%, 03/15/2037	GBP	425	640
6.00%, 12/07/2028	GBP	2,500	3,691
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	103
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	192
Reg. S, 0.75%, 06/23/2031	EUR	100	80
Reg. S, 1.38%, 04/24/2029	EUR	200	183
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 2.75%, 11/19/2027 (aa)	EUR	2,000	2,102
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.38%, 02/18/2027	EUR	200	185
Reg. S, 0.88%, 09/15/2025	EUR	100	102
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	95
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	86
Reg. S, 0.50%, 01/19/2037	EUR	100	79
Reg. S, 0.63%, 01/12/2027	EUR	200	200
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany), Reg. S, 0.38%, 02/25/2027	EUR	400	395
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	526
Reg. S, 0.00%, 11/27/2029	EUR	770	704
Reg. S, 0.05%, 12/18/2029	EUR	180	164
Reg. S, 0.10%, 03/08/2027	EUR	200	196
Reg. S, 0.25%, 08/29/2025	EUR	300	304
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,112
Reg. S, 0.63%, 02/20/2030	EUR	140	133
Reg. S, 0.63%, 10/31/2036	EUR	75	62
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	90
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	98
Reg. S, 0.25%, 03/25/2024	EUR	100	103
Reg. S, 6.00%, 02/08/2029	GBP	100	144
Reg. S, 6.50%, 09/17/2040	GBP	300	471
Reg. S, 7.63%, 04/22/2025	GBP	600	785
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 0.55%), 0.70%, 05/11/2024 (aa)		200	194
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,000	1,044
3.90%, 03/12/2024		2,500	2,485

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	388
Reg. S, 1.13%, 07/15/2025	EUR	975	962
Reg. S, 2.38%, 06/30/2027	EUR	100	105
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	103
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.55%), 0.95%, 07/19/2025 (aa)		400	374
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,768
Reg. S, (ICE LIBOR EUR 3 Month + 0.94%), 2.26%, 06/14/2025 (aa)	EUR	1,175	1,226
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		200	180
(CMT Index 1 Year + 0.97%), 2.49%, 10/13/2032 (aa)		220	182
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	2,806
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		200	194
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	5,625	5,236
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,729
(United States SOFR + 0.62%), 0.73%, 04/05/2024 (aa)		100	97
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		225	198
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		1,235	1,098
1.88%, 04/27/2027	EUR	1,300	1,279
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	1,073
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	1,700	1,746
2.63%, 03/09/2027	GBP	725	835
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		3,900	3,386
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	31
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	2,200	2,183
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		185	183
4.10%, 05/22/2023		2,700	2,711
4.30%, 01/27/2045		170	152
4.38%, 01/22/2047		23	21
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	9
4.88%, 11/01/2022		90	91

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
5.00%, 11/24/2025		140	142
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		40	43
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	33
Reg. S, 0.13%, 02/01/2029	EUR	50	46
Reg. S, 1.00%, 04/18/2039	EUR	50	42
Reg. S, 1.50%, 06/25/2024	EUR	100	105
Reg. S, 2.50%, 07/04/2028	EUR	100	108
National Australia Bank Ltd., (Australia),
Reg. S, 0.75%, 01/30/2026	EUR	100	101
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	725	759
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	103
Nationale-Nederlanden Bank NV (/The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	88
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	200	171
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	746
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,206
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	104
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	625
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	1,965
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		1,670	1,621
NatWest Markets plc, (United Kingdom), Reg. S, 2.00%, 08/27/2025	EUR	1,000	1,021
NIBC Bank NV, (Netherlands),
Reg. S, 0.13%, 04/21/2031	EUR	100	87
Reg. S, 0.63%, 06/01/2026	EUR	100	100
NORD/LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	95
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	98
Reg. S, 0.13%, 11/23/2023	EUR	100	103
Reg. S, 0.25%, 10/28/2026	EUR	20	20
Reg. S, 0.50%, 06/29/2026	EUR	50	50
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	425	443
3.75%, 08/30/2023 (e)		1,900	1,903
Nordea Hypotek AB, (Sweden),
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	164
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	2,500	236

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	2,200		202
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,200		105
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100		97
Reg. S, 1.00%, 03/30/2029	EUR	100		98
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138		120
Reg. S, 0.10%, 07/09/2035	EUR	100		78
Reg. S, 0.25%, 03/10/2025	EUR	120		122
Reg. S, 0.50%, 05/26/2025	EUR	320		326
Reg. S, 0.75%, 06/30/2028	EUR	260		256
1.20%, 03/28/2039	EUR	100		87
1.25%, 05/13/2049	EUR	87		73
Nykredit Realkredit A/S, (Denmark),
Reg. S, 1.00%, 10/01/2050	DKK	—	(h)	—	(h)
Series 01E, Reg. S, 1.00%, 10/01/2053	DKK	—	(h)	—	(h)
Series 01eE, Reg. S, 1.50%, 10/01/2053	DKK	22,922		2,644
Series 01E, Reg. S, 2.00%, 10/01/2053	DKK	—	(h)	—	(h)
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	700		98
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	800		108
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,000		133
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200		26
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	300		42
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000		141
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150		146
Reg. S, 0.25%, 09/26/2024	EUR	300		307
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100		103
Reg. S, 0.63%, 02/15/2029	EUR	100		96
Reg. S, 1.00%, 11/28/2024	EUR	150		156
Reg. S, 1.00%, 10/05/2027	EUR	100		100
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	800		743
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	300		309
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	75		47
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	150		151
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	100		99
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200		194
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	150		101
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	200		187
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100		88
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	150		109
Series 701, Reg. S, 0.13%, 06/20/2031	CHF	50		46
Series 703, Reg. S, 0.38%, 01/24/2042	CHF	50		39
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 472, Reg. S, 0.00%, 07/25/2023	CHF	150		156
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900		893
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	400		399
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50		48
Series 526, Reg. S, 0.00%, 07/19/2030	CHF	75		69

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	47
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	255	205
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	50	42
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	200	179
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100	94
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	100	100
Raiffeisenlandesbank Oberoesterreich AG, (Austria),
Reg. S, 0.88%, 07/12/2028	EUR	100	98
Reg. S, 1.25%, 04/26/2027	EUR	100	102
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	230
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	92
Reg. S, 0.13%, 04/26/2027	EUR	100	96
Reg. S, 0.25%, 01/29/2024	EUR	100	103
Reg. S, 0.25%, 05/02/2024	EUR	700	711
Reg. S, 0.63%, 09/10/2025	EUR	100	102
1.15%, 06/10/2025		100	93
3.63%, 05/04/2027		90	87
Santander Consumer Bank A/S, (Norway),
Reg. S, 0.13%, 02/25/2025	EUR	2,700	2,657
Reg. S, 0.75%, 03/01/2023	EUR	2,000	2,093
Santander Holdings USA, Inc., 3.45%, 06/02/2025		100	96
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	1,050	899
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	187
Santander UK plc, (United Kingdom),
Reg. S, 1.25%, 09/18/2024	EUR	100	104
Reg. S, 5.75%, 03/02/2026	GBP	100	135
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	775	784
Reg. S, 0.25%, 05/19/2023	EUR	325	338
Reg. S, 0.75%, 06/28/2027	EUR	100	99
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	436
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	192
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	50
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	187
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	174
Societe Generale SA, (France),
Reg. S, 0.25%, 07/08/2027	EUR	1,500	1,377
Reg. S, 0.75%, 01/25/2027	EUR	3,700	3,425
Reg. S, 1.13%, 01/23/2025	EUR	100	101
Reg. S, 1.25%, 12/07/2027	GBP	500	513
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,658

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
2.63%, 01/22/2025 (e)		750	713
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,320
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	95
Reg. S, 0.38%, 06/26/2024	EUR	100	103
Reg. S, 1.00%, 01/30/2029	EUR	100	98
Reg. S, 1.75%, 05/11/2032	EUR	100	99
Sparebank 1 Oestlandet, (Norway), Reg. S, 0.25%, 09/30/2024	EUR	600	603
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	718
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	86
Reg. S, 0.75%, 10/17/2025	EUR	100	102
Stadshypotek AB, (Sweden),
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	193
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	190
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	184
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	177
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	177
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	181
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,058
(CMT Index 1 Year + 1.18%), 2.61%, 01/12/2028 (e) (aa)		2,600	2,325
State Street Corp., (United States SOFR + 1.61%), 4.42%, 05/13/2033 (aa)		275	272
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.55%, 11/06/2023	EUR	100	104
Sumitomo Mitsui Financial Group, Inc., (Japan),
1.90%, 09/17/2028		200	170
2.70%, 07/16/2024		3,700	3,601
SVB Financial Group,
1.80%, 02/02/2031		523	404
2.10%, 05/15/2028		120	103
Svenska Handelsbanken AB, (Sweden), Reg. S, 0.50%, 02/18/2030	EUR	975	822
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	89
Reg. S, 0.63%, 10/30/2025	EUR	100	102
Series 144, Reg. S, 1.00%, 06/21/2023	SEK	2,000	194
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	182
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	2,000	188
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	169
Swedbank AB, (Sweden),
Reg. S, 0.75%, 05/05/2025	EUR	700	704
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)	EUR	1,900	1,953

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Tesco Personal Finance Group plc, (United Kingdom), Reg. S, 3.50%, 07/25/2025	GBP	100	118
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	103
Reg. S, 0.38%, 04/27/2023	EUR	100	104
Reg. S, 0.86%, 03/24/2027	EUR	100	100
1.25%, 09/10/2026		20	18
Reg. S, 1.95%, 04/08/2030	EUR	1,800	1,709
2.35%, 03/08/2024		180	176
Truist Financial Corp.,
1.20%, 08/05/2025		160	147
3.88%, 03/19/2029		1,400	1,332
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,060
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	205
Reg. S, 1.75%, 11/16/2022	EUR	1,450	1,527
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		2,000	1,632
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 2.75%, 06/15/2027 (aa)	EUR	2,000	2,054
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	46
Reg. S, 0.01%, 03/10/2031	EUR	125	109
Reg. S, 0.25%, 01/15/2032	EUR	50	43
Reg. S, 0.85%, 05/22/2034	EUR	50	44
Reg. S, 0.88%, 01/11/2029	EUR	100	98
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	76
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	98
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	1,175	1,145
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,686
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	94
US Bancorp,
0.85%, 06/07/2024	EUR	700	712
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	1,765
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	46
Virgin Money UK plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.38%, 05/27/2024 (aa)	EUR	225	231
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	100	118
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	500	588

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	103
Wells Fargo & Co.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 1.74%, 05/04/2030 (aa)	EUR	1,200	1,117
Reg. S, 2.13%, 09/24/2031	GBP	500	504
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		92	88
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,975	1,542
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,507
3.75%, 01/24/2024		265	266
3.90%, 05/01/2045		20	17
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		265	260
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		745	694
4.75%, 12/07/2046		95	87
Reg. S, 4.88%, 11/29/2035	GBP	500	576
(United States SOFR + 4.50%), 5.01%, 04/04/2051 (aa)		70	69
5.61%, 01/15/2044		24	24
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	92
Reg. S, 0.38%, 04/02/2026	EUR	100	99
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	99
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	218

			333,618

Diversified Financial Services — 0.6%
Aareal Bank AG, (Germany),
Reg. S, 1.38%, 02/01/2029	EUR	100	100
Series 225, Reg. S, 0.13%, 02/01/2023	EUR	100	105
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	94
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	149
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	115
Air Lease Corp., 2.63%, 07/01/2022		95	95
Ally Financial, Inc.,
1.45%, 10/02/2023		40	39
3.05%, 06/05/2023		35	34
American Express Co.,
2.25%, 03/04/2025		125	120
3.38%, 05/03/2024		5,040	5,008
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	100	103
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	75

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	42	56
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	96
Reg. S, 0.50%, 04/18/2025	EUR	100	102
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	77
AyT Cedulas Cajas Global FTA, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	106
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	111
BPCE SFH SA, (France),
Reg. S, 0.01%, 10/16/2028	EUR	100	93
Reg. S, 0.01%, 05/27/2030	EUR	100	89
Reg. S, 0.01%, 01/29/2036	EUR	100	74
Reg. S, 0.13%, 12/03/2030	EUR	100	88
Reg. S, 0.63%, 09/22/2027	EUR	100	98
Reg. S, 0.75%, 09/02/2025	EUR	100	102
Reg. S, 1.13%, 04/12/2030	EUR	100	97
Reg. S, 1.75%, 05/27/2032	EUR	100	100
Reg. S, 2.38%, 11/29/2023	EUR	200	213
Brookfield Finance, Inc., (Canada),
3.50%, 03/30/2051		40	29
4.00%, 04/01/2024		40	40
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	90
Reg. S, 0.13%, 04/30/2027	EUR	100	96
Reg. S, 2.38%, 03/05/2024	CHF	50	54
3.90%, 10/20/2023	EUR	100	109
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,978
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	425	429
1.65%, 06/12/2029	EUR	578	509
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	111
Charles Schwab Corp. (The),
1.15%, 05/13/2026		105	95
1.65%, 03/11/2031		50	40
Clifford Capital Pte Ltd., (Singapore), Reg. S, 3.11%, 08/18/2032		200	179
CME Group, Inc., 2.65%, 03/15/2032		63	56
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	188
Reg. S, 0.01%, 11/03/2031	EUR	100	85
Reg. S, 0.13%, 12/16/2024	EUR	100	102
Reg. S, 0.38%, 09/30/2024	EUR	100	102
Reg. S, 0.50%, 02/19/2026	EUR	100	100
Reg. S, 0.88%, 08/11/2028	EUR	200	196
Reg. S, 0.88%, 05/06/2034	EUR	100	88

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100		100
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	100		93
Reg. S, 0.75%, 09/15/2027	EUR	100		99
Reg. S, 0.88%, 03/04/2032	EUR	100		92
Reg. S, 1.00%, 01/30/2029	EUR	100		98
Reg. S, 2.38%, 02/08/2028	EUR	100		107
Reg. S, 4.13%, 01/19/2024	EUR	100		109
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100		100
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300		42
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25		34
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100		99
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100		86
Intercontinental Exchange, Inc.,
3.65%, 05/23/2025		40		40
3.75%, 12/01/2025		25		25
4.00%, 09/15/2027		2,100		2,069
4.25%, 09/21/2048		21		19
5.20%, 06/15/2062		5		5
Jefferies Group LLC, 2.75%, 10/15/2032		1,420		1,081
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.63%, 10/15/2031		1,250		967
Jyske Realkredit A/S, (Denmark),
Series CCE, Reg. S, 0.01%, 10/01/2027	EUR	100		95
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100		14
Reg. S, 1.50%, 10/01/2053	DKK	1,188		138
Reg. S, 2.00%, 10/01/2053	DKK	—	(h)	—	(h)
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200		28
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400		55
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100		100
Reg. S, 1.00%, 10/04/2028	EUR	100		99
Reg. S, 2.38%, 01/15/2024	EUR	100		107
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100		102
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000		97
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600		57
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	500		46
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	400		37
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000		87
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	700		58
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	800		797

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Diversified Financial Services — continued
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,025		1,066
3.30%, 03/26/2027		80		79
3.85%, 03/26/2050		40		37
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	1,150		975
0.90%, 07/30/2033	EUR	500		383
1.75%, 03/28/2029	EUR	700		650
Navient Solutions LLC, Zero Coupon, 10/03/2022		1,711		1,682
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,955		1,792
2.61%, 07/14/2031		1,255		1,004
3.00%, 01/22/2032		1,320		1,075
5.10%, 07/03/2025 (w)		2,300		2,312
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	500		70
Reg. S, 1.00%, 04/01/2026 (e)	DKK	500		68
1.00%, 10/01/2026	DKK	500		67
Reg. S, 2.00%, 10/01/2053	DKK	—	(h)	—	(h)
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200		28
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500		66
Series CC2, 1.50%, 10/01/2053	DKK	594		68
Series CT2, Reg. S, 1.00%, 10/01/2022 (e)	DKK	400		56
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300		285
Series PP, 1.40%, 07/15/2028		775		692
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100		120
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	189		222
Reg. S, 2.00%, 01/23/2029	GBP	700		819
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700		97
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000		136
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	45		5
Series 23S, Reg. S, 1.50%, 10/01/2053	DKK	2,572		297
Series 28S, Reg. S, 2.00%, 10/01/2053	DKK	—	(h)	—	(h)
Societe Generale SFH SA, (France),
Reg. S, 0.01%, 10/29/2029	EUR	100		90
Reg. S, 0.50%, 06/02/2025	EUR	100		102
Reg. S, 0.50%, 01/28/2026	EUR	100		101
Reg. S, 1.38%, 05/05/2028	EUR	100		101
Reg. S, 1.75%, 05/05/2034	EUR	100		97

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Sparebanken Vest Boligkreditt A/S, (Norway), Reg. S, 0.38%, 01/20/2032	EUR	100	88
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	100
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	48
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,100	103
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	1,500	139
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	91
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	62
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	50	68
Visa, Inc.,
1.50%, 06/15/2026	EUR	4,800	4,919
2.00%, 06/15/2029	EUR	4,100	4,143
2.70%, 04/15/2040		130	105
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	311
Western Union Co. (The), 1.35%, 03/15/2026		1,900	1,698

			45,914

Insurance — 0.6%
Aflac, Inc., 4.75%, 01/15/2049		100	97
Alleghany Corp., 3.25%, 08/15/2051		15	11
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	2,452
Aon Corp., 2.80%, 05/15/2030		50	44
Aon Corp. / Aon Global Holdings PLC, 2.90%, 08/23/2051		20	14
Aon Global Ltd., (United Kingdom), 4.60%, 06/14/2044		10	9
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	107
Arthur J Gallagher & Co., 3.05%, 03/09/2052		70	49
Assicurazioni Generali SpA, (Italy),
Reg. S, 3.88%, 01/29/2029	EUR	500	484
Reg. S, 4.13%, 05/04/2026	EUR	100	105
Assurant, Inc., 2.65%, 01/15/2032		245	192
Athene Global Funding,
Reg. S, 1.24%, 04/08/2024	EUR	1,300	1,338
2.50%, 01/14/2025 (e)		20	19
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		25	19
Aviva plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	425	416
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	230	287

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	625	501
Reg. S, (SONIA Interest Rate Benchmark + 2.87%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	473
8.60%, 12/15/2030		210	246
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,051
2.38%, 06/19/2039	GBP	425	419
2.85%, 10/15/2050		15	11
3.85%, 03/15/2052		25	21
4.20%, 08/15/2048		25	23
Berkshire Hathaway, Inc., 0.00%, 03/12/2025	EUR	1,000	993
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,001
Brown & Brown, Inc.,
4.20%, 09/15/2024		10	10
4.95%, 03/17/2052		98	86
Chubb INA Holdings, Inc.,
1.55%, 03/15/2028	EUR	2,000	1,936
3.35%, 05/15/2024		95	95
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,016
Corebridge Financial, Inc.,
3.50%, 04/04/2025 (e)		100	97
4.35%, 04/05/2042 (e)		155	133
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	102
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		60	48
4.95%, 06/01/2029		90	86
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	569
Fairfax Financial Holdings Ltd., (Canada), 3.38%, 03/03/2031		2,000	1,733
First American Financial Corp., 2.40%, 08/15/2031		220	170
Jackson Financial, Inc., 4.00%, 11/23/2051 (e)		5	4
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	225	317
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	425	465
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	300	352
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,078
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	632
5.50%, 06/15/2052 (e)		495	472
Loews Corp., 3.20%, 05/15/2030		10	9

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	425	464
Markel Corp.,
3.45%, 05/07/2052		1,000	745
3.50%, 11/01/2027		5	5
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,150	2,988
2.90%, 12/15/2051		40	28
4.20%, 03/01/2048		190	169
4.75%, 03/15/2039		179	176
4.90%, 03/15/2049		105	104
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	1,125	1,150
Reg. S, 0.55%, 06/16/2027	EUR	775	731
Reg. S, 1.63%, 09/21/2029	GBP	1,125	1,198
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,000	896
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,363
Old Republic International Corp., 3.85%, 06/11/2051		10	8
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,306
Phoenix Group Holdings plc, (United Kingdom),
Reg. S, 5.63%, 04/28/2031	GBP	1,400	1,608
Reg. S, 6.63%, 12/18/2025	GBP	425	535
Principal Financial Group, Inc., 3.10%, 11/15/2026		1,400	1,331
Progressive Corp. (The),
3.70%, 03/15/2052		30	25
4.13%, 04/15/2047		50	46
Sampo OYJ, (Finland),
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	525	429
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	675	643
Stewart Information Services Corp., 3.60%, 11/15/2031		47	39
Unum Group,
4.00%, 06/15/2029		1,700	1,605
4.13%, 06/15/2051		900	668
W R Berkley Corp.,
3.55%, 03/30/2052		20	15
4.00%, 05/12/2050		700	588
Willis North America, Inc.,
2.95%, 09/15/2029		50	43
3.60%, 05/15/2024		100	98

			41,796

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		330	278
3.25%, 07/15/2025		90	83
3.88%, 01/15/2026		37	34
4.25%, 03/01/2025		90	86
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026		140	125
Barings BDC, Inc., 3.30%, 11/23/2026 (e)		35	30
Blackstone Private Credit Fund,
2.70%, 01/15/2025 (e)		120	110
3.25%, 03/15/2027 (e)		80	68
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		138	111
FS KKR Capital Corp.,
1.65%, 10/12/2024		120	107
2.63%, 01/15/2027		245	207
3.25%, 07/15/2027		80	68
3.40%, 01/15/2026		240	213
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026		10	9
Golub Capital BDC, Inc., 2.50%, 08/24/2026		100	84
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	303
Reg. S, 1.50%, 09/12/2030	EUR	700	661
Main Street Capital Corp., 3.00%, 07/14/2026		155	135
MDGH GMTN RSC Ltd., (United Arab Emirates), Reg. S, 1.00%, 03/10/2034	EUR	300	255
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027 (e)		130	118
Prospect Capital Corp.,
3.36%, 11/15/2026		75	64
3.44%, 10/15/2028		80	62
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,300	1,720

			4,931

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	466
Hercules Capital, Inc., 2.63%, 09/16/2026		120	104

			570

Real Estate — 0.4%
Annington Funding plc, (United Kingdom), Reg. S, 1.65%, 07/12/2024	EUR	2,000	2,041
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,240
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,107
Reg. S, 2.00%, 02/15/2024	EUR	500	509
Reg. S, 2.63%, 10/20/2028	GBP	575	594
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	68

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
CBRE Services, Inc.,
2.50%, 04/01/2031		475	388
4.88%, 03/01/2026		20	20
Citycon Treasury BV, (Netherlands), Reg. S, 2.50%, 10/01/2024	EUR	1,575	1,568
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	116
CTP NV, (Netherlands),
Reg. S, 0.63%, 11/27/2023	EUR	750	734
Reg. S, 0.63%, 09/27/2026	EUR	1,800	1,503
Reg. S, 1.25%, 06/21/2029	EUR	300	219
Fastighets AB Balder, (Sweden), Reg. S, 1.88%, 01/23/2026	EUR	1,000	835
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,093
HOWOGE Wohnungs-baugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	79
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	425	484
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,489
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,127
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	391
Reg. S, 2.63%, 02/28/2028	GBP	625	736
Reg. S, 2.75%, 07/20/2057	GBP	225	207
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	30	38
Notting Hill Genesis, (United Kingdom), Reg. S, 2.00%, 06/03/2036	GBP	300	287
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	495
4.13%, 02/01/2029 (e)		2,100	2,067
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	425	453
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.00%, 05/17/2029	EUR	1,300	1,000
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 1.00%, 08/12/2027	EUR	1,575	1,048
Reg. S, 1.75%, 01/14/2025	EUR	850	648
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	500	484
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	44	58
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	81	119
Tesco Property Finance 3 plc, (United Kingdom), Reg. S, 5.74%, 04/13/2040	GBP	47	60

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	35	47
VGP NV, (Belgium),
Reg. S, 1.63%, 01/17/2027	EUR	1,200	986
Reg. S, 2.25%, 01/17/2030	EUR	500	359
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	277
Reg. S, 0.88%, 07/03/2023	EUR	100	104
Reg. S, 1.00%, 01/28/2041	EUR	1,100	593
Reg. S, 1.63%, 04/07/2024	EUR	500	515
Vonovia SE, (Germany), Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,211

			29,397

REITS — 0.7%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	600	444
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	200	148
American Campus Communities Operating Partnership LP, 3.30%, 07/15/2026		20	20
American Homes 4 Rent LP, 3.38%, 07/15/2051		15	10
American Tower Corp.,
0.40%, 02/15/2027	EUR	700	632
0.88%, 05/21/2029	EUR	1,500	1,277
1.38%, 04/04/2025	EUR	1,050	1,059
2.70%, 04/15/2031		50	41
2.95%, 01/15/2051		100	68
3.65%, 03/15/2027		270	257
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,062
4.13%, 06/15/2026		2,300	2,249
4.13%, 05/15/2029		875	817
Camden Property Trust, 3.35%, 11/01/2049		10	8
Crown Castle International Corp.,
1.05%, 07/15/2026		40	35
1.35%, 07/15/2025		200	183
2.50%, 07/15/2031		30	25
2.90%, 04/01/2041		120	87
3.25%, 01/15/2051		305	220
5.20%, 02/15/2049		70	67
CubeSmart LP,
2.25%, 12/15/2028		65	56
2.50%, 02/15/2032		150	122
EPR Properties, 3.60%, 11/15/2031		55	44
Equinix, Inc.,
1.00%, 03/15/2033	EUR	1,000	771
2.63%, 11/18/2024		120	115
ERP Operating LP, 2.85%, 11/01/2026		50	47
Extra Space Storage LP, 2.35%, 03/15/2032		165	131

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	626
3.35%, 09/01/2024		20	19
5.30%, 01/15/2029		135	129
5.38%, 11/01/2023		30	30
5.38%, 04/15/2026		1,500	1,468
5.75%, 06/01/2028		60	58
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	400	458
Healthpeak Properties, Inc., 3.00%, 01/15/2030		1,400	1,239
Host Hotels & Resorts LP,
Series I, 3.50%, 09/15/2030		80	69
Series J, 2.90%, 12/15/2031		415	330
Invitation Homes Operating Partnership LP, 2.00%, 08/15/2031		50	39
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,639
Life Storage LP,
3.50%, 07/01/2026		255	244
3.88%, 12/15/2027		50	48
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026	EUR	1,650	1,421
National Health Investors, Inc., 3.00%, 02/01/2031		120	92
Office Properties Income Trust,
2.65%, 06/15/2026		15	13
3.45%, 10/15/2031		83	62
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027		16	15
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	3,725	3,344
Prologis LP,
2.13%, 10/15/2050		20	13
2.25%, 06/30/2029	GBP	1,600	1,752
3.25%, 10/01/2026		50	49
Public Storage,
0.88%, 02/15/2026		50	45
2.25%, 11/09/2031		130	108
2.30%, 05/01/2031		370	312
3.09%, 09/15/2027		110	104
3.39%, 05/01/2029		145	135
Rayonier LP, 2.75%, 05/17/2031		165	138
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	100
1.75%, 07/13/2033	GBP	1,100	1,030
2.85%, 12/15/2032		800	690
3.00%, 01/15/2027		2,000	1,896
3.10%, 12/15/2029		800	730
3.88%, 04/15/2025		100	99
Segro Capital Sarl, (Luxembourg), Reg. S, 1.88%, 03/23/2030	EUR	825	755
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025	EUR	425	422

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
Simon Property Group LP,
1.38%, 01/15/2027		70	61
2.25%, 01/15/2032		2,170	1,737
3.50%, 09/01/2025		80	78
Sun Communities Operating LP, 2.30%, 11/01/2028		160	137
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	800	600
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,278
VICI Properties LP,
4.95%, 02/15/2030		1,645	1,559
5.63%, 05/15/2052		95	86
Welltower, Inc.,
2.75%, 01/15/2031		50	42
3.10%, 01/15/2030		2,400	2,130
3.85%, 06/15/2032		75	69
4.50%, 01/15/2024		3,500	3,522
4.50%, 12/01/2034	GBP	300	353
4.80%, 11/20/2028	GBP	850	1,068
Weyerhaeuser Co.,
4.00%, 11/15/2029		35	33
4.00%, 04/15/2030		1,500	1,415
4.00%, 03/09/2052		75	63
WP Carey, Inc., 2.25%, 04/01/2033		1,000	770
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	1,378
1.35%, 04/15/2028	EUR	425	372
2.13%, 04/15/2027	EUR	600	569

			48,036

Savings & Loans — 0.0% (g)
Coventry Building Society, (United Kingdom), Reg. S, 0.01%, 07/07/2028	EUR	100	93
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	99
Reg. S, 5.63%, 01/28/2026	GBP	100	134
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 10/13/2027	EUR	100	94

			420

Total Financial			504,682

Government — 2.0%
Multi-National — 1.0%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	944
0.50%, 03/22/2027	EUR	1,000	992
0.88%, 05/24/2028	EUR	200	199
1.63%, 09/16/2022		65	65
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	1,850	1,676
0.35%, 07/16/2025	EUR	800	811
1.63%, 01/24/2023		280	278

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Multi-National — continued
1.63%, 03/15/2024		100	98
1.75%, 09/13/2022		270	270
2.63%, 01/30/2024		258	256
Asian Infrastructure Investment Bank (The), (Supranational), 0.50%, 10/30/2024		145	136
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	1,939
Reg. S, 0.38%, 10/27/2022	EUR	725	761
Reg. S, 0.38%, 03/27/2025	EUR	175	178
Reg. S, 0.63%, 01/30/2029	EUR	800	776
Reg. S, 0.75%, 06/09/2025	EUR	50	51
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,033
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	861
4.55%, 03/30/2027	CAD	300	241
5.50%, 06/07/2032	GBP	300	446
European Bank for Reconstruction & Development, (Supranational),
0.00%, 01/10/2024	EUR	2,000	2,061
0.25%, 07/10/2023		95	93
0.50%, 05/19/2025		135	125
6.45%, 12/13/2022	IDR	10,000,000	675
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	3,200	3,319
0.00%, 03/15/2024	EUR	300	309
0.00%, 03/25/2025	EUR	10,200	10,329
Reg. S, 0.00%, 03/13/2026	EUR	700	697
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,453
Zero Coupon, 05/28/2037 (e)	CAD	150	61
Reg. S, 0.01%, 11/15/2035	EUR	200	153
Reg. S, 0.05%, 05/24/2024	EUR	2,000	2,055
0.05%, 01/16/2030	EUR	1,500	1,369
Reg. S, 0.13%, 12/14/2026	GBP	975	1,071
Reg. S, 0.25%, 06/15/2040	EUR	2,050	1,469
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,023
0.63%, 07/25/2025		100	93
Reg. S, 0.88%, 12/15/2023	GBP	1,375	1,638
0.88%, 09/13/2047	EUR	100	76
Reg. S, 1.00%, 04/14/2032	EUR	1,675	1,585
Reg. S, 1.00%, 11/14/2042	EUR	2,475	2,011
Reg. S, 1.13%, 09/15/2036	EUR	2,050	1,814
Reg. S, 1.38%, 03/07/2025	GBP	100	118
1.50%, 10/16/2048	EUR	445	391
1.63%, 03/14/2025		200	193
Reg. S, 2.25%, 10/14/2022	EUR	4,100	4,326
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,221
2.50%, 03/15/2023		180	180

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
2.75%, 09/13/2030	EUR	130	144
Reg. S, 3.00%, 09/28/2022	EUR	4,600	4,858
3.13%, 12/14/2023		250	250
3.25%, 01/29/2024		315	316
Reg. S, 3.63%, 03/14/2042	EUR	25	31
Reg. S, 4.50%, 03/07/2044	GBP	1,100	1,668
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	674
Series 1981, 2.63%, 03/15/2035	EUR	40	43
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	555	912
FMS Wertmanagement, (Germany),
Reg. S, 0.38%, 04/29/2030	EUR	100	92
Reg. S, 1.13%, 03/20/2023	GBP	1,200	1,452
Inter-American Development Bank, (Supranational),
0.50%, 09/23/2024		100	95
1.25%, 12/15/2023	GBP	1,650	1,975
2.13%, 01/15/2025		290	283
2.50%, 01/18/2023		230	230
2.63%, 01/16/2024		230	229
3.00%, 02/21/2024		100	100
7.88%, 03/14/2023	IDR	10,000,000	682
International Development Association, (Supranational), Reg. S, 0.00%, 10/19/2026	EUR	1,000	974
International Finance Corp., (Supranational), 2.88%, 07/31/2023		80	80
North American Development Bank, (Supranational),
Reg. S, 0.20%, 11/28/2028	CHF	200	192
2.40%, 10/26/2022		303	302

			69,501

Municipal — 0.0% (g)
Transport for London, (United Kingdom), Reg. S, 4.00%, 09/12/2033	GBP	500	605

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	721
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	78

			799

Sovereign — 1.0%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	1,325	1,272
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,416
Reg. S, 0.05%, 01/18/2052	EUR	500	264

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Sovereign — continued
Reg. S, 0.13%, 10/17/2023	EUR	3,500	3,636
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,025
Reg. S, 0.50%, 01/20/2023	EUR	2,425	2,545
Reg. S, 0.50%, 07/11/2025	EUR	1,000	1,023
Reg. S, 0.63%, 10/16/2026	EUR	100	101
Reg. S, 0.70%, 01/20/2050	EUR	1,300	897
Reg. S, 0.88%, 04/10/2035	EUR	1,500	1,312
Reg. S, 1.20%, 02/17/2045	EUR	1,225	1,012
Reg. S, 1.45%, 09/05/2040	EUR	170	151
Reg. S, 1.75%, 07/17/2053	EUR	1,050	945
Reg. S, 2.25%, 09/05/2022	EUR	3,700	3,895
Reg. S, 2.75%, 12/03/2029	EUR	520	577
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 10/18/2022	EUR	2,000	2,097
Reg. S, 0.00%, 02/10/2023	EUR	100	105
Reg. S, 0.00%, 12/15/2026	EUR	500	490
Reg. S, 0.01%, 03/04/2030	EUR	1,000	906
Reg. S, 0.10%, 07/31/2023	EUR	2,000	2,083
Reg. S, 0.50%, 03/02/2026	EUR	2,900	2,940
Reg. S, 0.75%, 09/05/2028	EUR	1,450	1,430
Reg. S, 0.88%, 07/18/2042	EUR	20	16
Reg. S, 1.75%, 10/20/2045	EUR	550	513
Reg. S, 1.80%, 11/02/2046	EUR	920	863
Reg. S, 1.85%, 12/01/2055	EUR	80	74
Reg. S, 2.13%, 11/20/2023	EUR	700	746
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	3,350	3,315
Reg. S, 0.00%, 10/04/2028	EUR	1,800	1,695
Reg. S, 0.00%, 04/22/2031	EUR	3,000	2,639
Reg. S, 0.25%, 04/22/2036	EUR	1,500	1,189
Reg. S, 0.45%, 07/04/2041	EUR	500	365
Reg. S, 0.50%, 04/04/2025	EUR	1,875	1,929
Reg. S, 0.63%, 11/04/2023	EUR	925	968
Reg. S, 0.70%, 07/06/2051	EUR	1,000	679
Reg. S, 0.75%, 04/04/2031	EUR	2,025	1,910
Reg. S, 0.80%, 07/04/2025	EUR	2,000	2,070
Reg. S, 1.13%, 04/04/2036	EUR	665	599
Reg. S, 3.75%, 04/04/2042	EUR	15	19
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	2,698	2,710
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,500	5,218
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	350	272
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	3,975	2,749
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	5,000	3,915
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	732
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,022
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	410
Reg. S, 4.50%, 12/07/2038	GBP	110	160
5.10%, 03/07/2051	GBP	50	85

			69,984

Total Government			140,889

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial — 1.0%
Aerospace/Defense — 0.1%
Airbus SE, (Netherlands),
Reg. S, 2.00%, 04/07/2028	EUR	100	103
Reg. S, 2.38%, 06/09/2040	EUR	900	779
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,089
Boeing Co. (The),
4.88%, 05/01/2025		200	200
5.71%, 05/01/2040		2,300	2,154
5.81%, 05/01/2050		50	46
General Dynamics Corp.,
2.25%, 06/01/2031		100	87
3.75%, 05/15/2028		85	84
Lockheed Martin Corp.,
3.55%, 01/15/2026		120	120
4.09%, 09/15/2052		35	33
4.15%, 06/15/2053		100	94
4.30%, 06/15/2062		30	28
Raytheon Technologies Corp.,
2.82%, 09/01/2051		100	72
3.20%, 03/15/2024		30	30
3.95%, 08/16/2025		140	141
7.20%, 08/15/2027		20	22
Teledyne Technologies, Inc.,
1.60%, 04/01/2026		80	72
2.75%, 04/01/2031		540	455
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	600	571
Reg. S, 1.00%, 05/15/2028	EUR	1,700	1,607

			7,787

Building Materials — 0.1%
Aliaxis Finance SA, (Belgium), Reg. S, 0.88%, 11/08/2028	EUR	800	602
Buzzi Unicem SpA, (Italy), Reg. S, 2.13%, 04/28/2023	EUR	1,225	1,284
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	9
Eagle Materials, Inc., 2.50%, 07/01/2031		44	35
Lennox International, Inc., 1.35%, 08/01/2025		12	11
Martin Marietta Materials, Inc., 4.25%, 07/02/2024		4,540	4,565
Owens Corning, 3.95%, 08/15/2029		1,000	930
Vulcan Materials Co.,
3.50%, 06/01/2030		60	54
4.70%, 03/01/2048		440	405

			7,914

Electrical Components & Equipment — 0.0% (g)
Emerson Electric Co.,
2.00%, 12/21/2028		115	102
2.80%, 12/21/2051		40	29

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electrical Components & Equipment — continued
Schneider Electric SE, (France), Reg. S, 1.50%, 09/08/2023	EUR	1,000	1,051
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	566
Reg. S, 2.38%, 05/11/2027	EUR	175	174

			1,922

Electronics — 0.1%
Agilent Technologies, Inc.,
2.30%, 03/12/2031		85	69
2.75%, 09/15/2029		60	53
3.05%, 09/22/2026		100	96
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		85	83
Amphenol Corp., 2.80%, 02/15/2030		147	129
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	1,325	1,295
Arrow Electronics, Inc., 3.88%, 01/12/2028		50	48
Flex Ltd., (Singapore), 3.75%, 02/01/2026		25	24
Honeywell International, Inc., 2.50%, 11/01/2026		70	67
Jabil, Inc., 1.70%, 04/15/2026		150	134
Keysight Technologies, Inc.,
4.55%, 10/30/2024		200	203
4.60%, 04/06/2027		55	55
TD SYNNEX Corp., 1.75%, 08/09/2026 (e)		65	57
Trimble, Inc., 4.90%, 06/15/2028		69	67

			2,380

Engineering & Construction — 0.1%
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	280
Reg. S, 1.50%, 07/02/2032	EUR	100	87
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,542
Cellnex Finance Co. SA, (Spain), Reg. S, 2.00%, 02/15/2033	EUR	1,200	833
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	306
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	100	86
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	380
Reg. S, 6.45%, 12/10/2031	GBP	225	317
Reg. S, 6.75%, 12/03/2026	GBP	50	68
Reg. S, 7.13%, 02/14/2024	GBP	425	539
Royal Schiphol Group NV, (Netherlands), Reg. S, 0.38%, 09/08/2027	EUR	300	277
Technip Energies NV, (Netherlands), Reg. S, 1.13%, 05/28/2028		EUR 1,100	932
Vantage Towers AG, (Germany), Reg. S, 0.38%, 03/31/2027	EUR	600	542

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	575	539

			7,728

Environmental Control — 0.0% (g)
Republic Services, Inc.,
2.38%, 03/15/2033		300	246
2.50%, 08/15/2024		50	48
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	175
4.25%, 12/01/2028		30	30

			499

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		30	24

Machinery — Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
0.80%, 11/13/2025		150	136
3.40%, 05/13/2025		3,700	3,694
Metso Outotec OYJ, (Finland), Reg. S, 0.88%, 05/26/2028	EUR	500	452

			4,282

Machinery — Diversified — 0.1%
AGCO International Holdings BV, (Netherlands), Reg. S, 0.80%, 10/06/2028	EUR	1,400	1,169
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	425	416
CNH Industrial Capital LLC, 3.95%, 05/23/2025		1,065	1,055
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,015
Highland Holdings Sarl, (Luxembourg), 0.93%, 12/15/2031	EUR	1,050	874
IDEX Corp.,
2.63%, 06/15/2031		180	150
3.00%, 05/01/2030		332	290
John Deere Capital Corp.,
3.35%, 06/12/2024		60	60
3.40%, 06/06/2025		115	115
John Deere Cash Management SARL, (Luxembourg), Reg. S, 1.65%, 06/13/2039	EUR	425	355
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	19
3.36%, 02/15/2050		10	7
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	48
4.40%, 03/15/2024		1,800	1,804

			7,377

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.1%
Alstom SA, (France), Reg. S, 0.00%, 01/11/2029	EUR	200	167
Carlisle Cos., Inc., 2.20%, 03/01/2032		100	79
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	1,325	1,312
GE Capital International Funding Co. Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	188
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	950	1,278
General Electric Co.,
Reg. S, 5.25%, 12/07/2028	GBP	500	654
Reg. S, 5.38%, 12/18/2040	GBP	4	5
Illinois Tool Works, Inc., 1.25%, 05/22/2023	EUR	1,025	1,073
Parker-Hannifin Corp.,
1.13%, 03/01/2025	EUR	850	861
3.65%, 06/15/2024		50	50
4.00%, 06/14/2049		25	21
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,937
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	21
Textron, Inc., 2.45%, 03/15/2031		1,900	1,565
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		15	13

			9,224

Packaging & Containers — 0.1%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	1,974
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	2,157
Packaging Corp. of America, 3.05%, 10/01/2051		35	25
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,457
SIG Combibloc PurchaseCo. Sarl, (Luxembourg), Reg. S, 1.88%, 06/18/2023	EUR	2,000	2,066

			7,679

Transportation — 0.2%
AP Moller — Maersk A/S, (Denmark),
Reg. S, 1.75%, 03/16/2026	EUR	850	869
Reg. S, 4.00%, 04/04/2025	GBP	800	980
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	425	442
Burlington Northern Santa Fe LLC,
3.30%, 09/15/2051		20	16
4.15%, 04/01/2045		50	46

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
4.55%, 09/01/2044		170	164
4.95%, 09/15/2041		700	707
5.40%, 06/01/2041		70	74
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	156
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	121
Reg. S, 0.50%, 04/09/2027	EUR	140	137
Reg. S, 1.00%, 12/17/2027	EUR	300	297
Reg. S, 1.13%, 05/29/2051	EUR	112	72
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,894
Reg. S, 1.38%, 04/16/2040	EUR	50	39
Reg. S, 1.50%, 08/26/2024	CHF	500	531
Reg. S, 1.50%, 12/08/2032	EUR	200	183
Reg. S, 1.63%, 08/16/2033	EUR	189	176
1.99%, 07/08/2030	AUD	200	109
Reg. S, 3.50%, 09/27/2024	AUD	300	204
Reg. S, 3.75%, 10/29/2025	AUD	1,000	677
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,378
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	810	828
Kansas City Southern, 4.20%, 11/15/2069		10	8
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	173
Reg. S, 0.38%, 09/17/2027	EUR	100	94
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,274
Reg. S, 0.63%, 01/18/2036	EUR	600	422
Reg. S, 1.38%, 04/21/2032	EUR	1,000	925
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	264
Norfolk Southern Corp., 4.10%, 05/15/2121		15	11
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	346
3.00%, 10/24/2033	EUR	100	112
Reg. S, 3.38%, 05/18/2032	EUR	4	5
Reg. S, 3.88%, 06/30/2025	EUR	80	90
Union Pacific Corp.,
2.97%, 09/16/2062		25	17
3.60%, 09/15/2037		50	45
3.75%, 02/05/2070		5	4
3.80%, 04/06/2071		10	8
United Parcel Service, Inc.,
1.50%, 11/15/2032	EUR	1,125	1,014
5.30%, 04/01/2050		105	116

			15,028

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.40%, 07/01/2027 (e)		730	717

Total Industrial			72,561

Technology — 0.5%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		185	156
Apple, Inc.,
1.00%, 11/10/2022	EUR	700	735
1.20%, 02/08/2028		295	259
1.38%, 05/24/2029	EUR	100	99
1.40%, 08/05/2028		30	26
1.63%, 11/10/2026	EUR	1,125	1,158
2.38%, 02/08/2041		85	65
2.55%, 08/20/2060		15	10
2.65%, 05/11/2050		25	19
2.65%, 02/08/2051		30	22
2.80%, 02/08/2061		20	14
2.85%, 08/05/2061		40	29
3.05%, 07/31/2029	GBP	425	518
3.25%, 02/23/2026		50	50
3.35%, 02/09/2027		15	15
3.75%, 09/12/2047		1,000	909
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	99
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	53
2.30%, 09/14/2031		150	121
Dell International LLC / EMC Corp.,
3.38%, 12/15/2041 (e)		10	7
3.45%, 12/15/2051 (e)		10	7
5.45%, 06/15/2023		26	26
5.85%, 07/15/2025		10	11
6.02%, 06/15/2026		135	140
8.10%, 07/15/2036		24	28
Dell, Inc., 6.50%, 04/15/2038		5	5
Fortinet, Inc., 2.20%, 03/15/2031		605	491
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,375
HP, Inc.,
2.20%, 06/17/2025		90	85
2.65%, 06/17/2031		384	309
3.00%, 06/17/2027		100	93
4.00%, 04/15/2029		70	66
6.00%, 09/15/2041		77	78
International Business Machines Corp.,
3.43%, 02/09/2052		100	77
4.25%, 05/15/2049		100	89
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (e)		20	17

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Computers — continued
NetApp, Inc., 1.88%, 06/22/2025		1,725	1,611
Teledyne FLIR LLC, 2.50%, 08/01/2030		1,530	1,271
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	449
Reg. S, 1.88%, 07/02/2025	EUR	200	206
Western Digital Corp., 3.10%, 02/01/2032		125	96

			10,894

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	878
3.28%, 12/01/2028		42	36
4.13%, 05/01/2025		1,915	1,861

			2,775

Semiconductors — 0.2%
Analog Devices, Inc., 2.95%, 10/01/2051		50	38
Applied Materials, Inc., 3.30%, 04/01/2027		55	54
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	100	92
Reg. S, 1.63%, 05/28/2027	EUR	1,450	1,474
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027		90	87
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		1,090	834
3.15%, 11/15/2025		217	209
3.19%, 11/15/2036 (e)		3,015	2,301
3.42%, 04/15/2033 (e)		93	77
3.46%, 09/15/2026		130	125
3.47%, 04/15/2034 (e)		100	82
3.50%, 02/15/2041 (e)		25	19
3.75%, 02/15/2051 (e)		65	49
4.00%, 04/15/2029 (e)		135	125
4.11%, 09/15/2028		20	19
4.15%, 04/15/2032 (e)		60	54
Infineon Technologies AG, (Germany),
Reg. S, 0.75%, 06/24/2023	EUR	800	833
Reg. S, 1.13%, 06/24/2026	EUR	200	198
Microchip Technology, Inc., 4.25%, 09/01/2025		3,680	3,586
Micron Technology, Inc., 4.66%, 02/15/2030		52	50
NVIDIA Corp., 3.70%, 04/01/2060		10	8
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	884
4.40%, 06/01/2027		590	582
5.00%, 01/15/2033		1,450	1,420

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Semiconductors — continued
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		150	152
Qorvo, Inc., 1.75%, 12/15/2024 (e)		16	15
Skyworks Solutions, Inc., 1.80%, 06/01/2026		15	13
Texas Instruments, Inc.,
1.75%, 05/04/2030		90	77
2.70%, 09/15/2051		60	46
4.15%, 05/15/2048		17	17
Xilinx, Inc., 2.38%, 06/01/2030		95	84

			13,604

Software — 0.1%
Activision Blizzard, Inc., 2.50%, 09/15/2050		20	14
Adobe, Inc., 2.30%, 02/01/2030		88	78
Electronic Arts, Inc., 2.95%, 02/15/2051		45	33
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		180	132
3.36%, 05/21/2031	GBP	100	113
Fiserv, Inc., 3.50%, 07/01/2029		170	155
Intuit, Inc., 1.65%, 07/15/2030		283	233
Microsoft Corp.,
2.53%, 06/01/2050		1,160	854
2.68%, 06/01/2060		110	80
3.04%, 03/17/2062		30	23
Oracle Corp.,
1.65%, 03/25/2026		40	36
2.50%, 04/01/2025		350	333
3.65%, 03/25/2041		115	86
3.85%, 04/01/2060		60	41
3.95%, 03/25/2051		90	66
4.10%, 03/25/2061		90	65
Roper Technologies, Inc., 1.75%, 02/15/2031		2,000	1,563
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	51
ServiceNow, Inc., 1.40%, 09/01/2030		115	90
Take-Two Interactive Software, Inc., 3.30%, 03/28/2024		70	69
VMware, Inc., 4.50%, 05/15/2025		35	35
Workday, Inc., 3.50%, 04/01/2027		480	459

			4,609

Total Technology			31,882

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Utilities — 1.7%
Electric — 1.3%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	88
Reg. S, 1.00%, 11/02/2033	EUR	100	75
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	85
Reg. S, 2.63%, 07/15/2024	EUR	100	105
AEP Texas, Inc.,
3.45%, 05/15/2051		10	8
4.70%, 05/15/2032		885	883
5.25%, 05/15/2052		10	10
Series I, 2.10%, 07/01/2030		2,600	2,167
AES Corp. (The), 2.45%, 01/15/2031		25	20
Alabama Power Co., 3.00%, 03/15/2052		10	7
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	106
Ameren Corp.,
2.50%, 09/15/2024		30	29
3.50%, 01/15/2031		10	9
Ameren Illinois Co.,
1.55%, 11/15/2030		30	24
3.25%, 03/15/2050		1,200	943
American Electric Power Co., Inc.,
2.03%, 03/15/2024		90	87
2.30%, 03/01/2030		25	21
3.25%, 03/01/2050		20	15
Amprion GmbH, (Germany), Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,099
Appalachian Power Co.,
Series Y, 4.50%, 03/01/2049		20	18
Series Z, 3.70%, 05/01/2050		45	36
Arizona Public Service Co.,
2.60%, 08/15/2029		84	74
3.35%, 05/15/2050		10	7
4.25%, 03/01/2049		10	9
Atlantic City Electric Co., 4.00%, 10/15/2028		50	49
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		50	37
4.55%, 06/01/2052		365	356
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		10	7
4.25%, 10/15/2050		15	14
4.60%, 05/01/2053 (e)		25	24
5.15%, 11/15/2043		60	62
Black Hills Corp.,
3.05%, 10/15/2029		20	18
3.88%, 10/15/2049		10	8
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,325	1,244

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/2050		45	34
Series AF, 3.35%, 04/01/2051		10	8
Series AH, 3.60%, 03/01/2052		10	9
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	40
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	725	714
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	101
Reg. S, 2.13%, 07/29/2032	EUR	100	90
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	42
3.70%, 08/15/2028		10	10
4.00%, 03/01/2048		25	22
4.00%, 03/01/2049		10	9
4.35%, 11/15/2045		980	910
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	767
Consolidated Edison Co. of New York, Inc.,
3.60%, 06/15/2061		10	8
3.85%, 06/15/2046		10	8
Series 09-C, 5.50%, 12/01/2039		10	10
Series 20A, 3.35%, 04/01/2030		70	65
Series 20B, 3.95%, 04/01/2050		55	48
Series A, 4.13%, 05/15/2049		20	18
Series C, 3.00%, 12/01/2060		20	14
Series E, 4.65%, 12/01/2048		10	10
Constellation Energy Generation LLC, 5.60%, 06/15/2042		20	19
Consumers Energy Co.,
2.50%, 05/01/2060		10	6
3.10%, 08/15/2050		30	23
3.25%, 08/15/2046		1,100	890
3.75%, 02/15/2050		25	22
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,326
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	219
4.25%, 06/01/2028		20	20
Series A, 4.60%, 03/15/2049		10	9
Series C, 3.38%, 04/01/2030		20	18
DTE Electric Co.,
2.95%, 03/01/2050		25	19
3.70%, 03/15/2045		1,100	944
3.95%, 03/01/2049		10	9
Series B, 3.25%, 04/01/2051		20	16

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
DTE Energy Co.,
Series C, 3.40%, 06/15/2029		19	17
Series F, 1.05%, 06/01/2025		1,400	1,289
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	8
3.95%, 11/15/2028		40	40
5.30%, 02/15/2040		10	10
Duke Energy Corp.,
0.90%, 09/15/2025		40	36
2.45%, 06/01/2030		110	93
2.55%, 06/15/2031		10	8
2.65%, 09/01/2026		30	28
3.10%, 06/15/2028	EUR	2,150	2,227
3.50%, 06/15/2051		10	8
3.75%, 09/01/2046		10	8
3.85%, 06/15/2034	EUR	2,200	2,256
4.20%, 06/15/2049		20	17
Duke Energy Florida LLC,
3.00%, 12/15/2051		20	15
4.20%, 07/15/2048		10	9
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	14
Series YYY, 3.25%, 10/01/2049		40	31
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	25
3.65%, 02/01/2029		10	10
4.30%, 02/01/2049		80	73
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	350	493
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	101
EDP — Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	99
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	700	728
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	594
Reg. S, 1.00%, 11/29/2033	EUR	100	79
Reg. S, 1.88%, 10/13/2036	EUR	200	163
Reg. S, 2.00%, 12/09/2049	EUR	600	393
Reg. S, 5.13%, 09/22/2050	GBP	400	488
Reg. S, (ICE Swap Rate GBP SONIA + 3.32%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	298
5.88%, 07/18/2031	GBP	265	354
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	100	107
Reg. S, 6.13%, 06/02/2034	GBP	300	407

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	77
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	88
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	159
Reg. S, 0.50%, 03/01/2033	EUR	97	72
Reg. S, 0.63%, 04/17/2025	EUR	200	199
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	2,275	2,297
Reg. S, 0.88%, 09/28/2034	EUR	1,300	945
2.65%, 09/10/2024 (e)		3,500	3,392
3.50%, 04/06/2028 (e)		1,700	1,574
5.00%, 06/15/2032 (e)		1,240	1,200
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	29
Enexis Holding NV, (Netherlands),
Reg. S, 0.75%, 07/02/2031	EUR	134	117
Reg. S, 0.88%, 04/28/2026	EUR	100	101
Reg. S, 1.50%, 10/20/2023	EUR	100	105
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	1,776
Entergy Arkansas LLC, 4.20%, 04/01/2049		10	9
Entergy Corp.,
0.90%, 09/15/2025		30	27
3.75%, 06/15/2050		30	24
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,846
2.90%, 03/15/2051		30	22
3.12%, 09/01/2027		2,500	2,381
3.25%, 04/01/2028		10	9
4.20%, 09/01/2048		10	9
Entergy Texas, Inc., 4.00%, 03/30/2029		15	15
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	100
Reg. S, 1.88%, 06/14/2031	EUR	224	217
Reg. S, 2.13%, 06/08/2027	EUR	100	104
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	9
Series 2019, 4.13%, 04/01/2049		20	18
Series 2020, 2.25%, 06/01/2030		10	9
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,890

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Eversource Energy,
3.45%, 01/15/2050		30	23
4.20%, 06/27/2024		85	85
Series R, 1.65%, 08/15/2030		1,410	1,126
EWE AG, (Germany), Reg. S, 0.38%, 10/22/2032	EUR	90	68
Exelon Corp.,
4.05%, 04/15/2030		10	10
4.10%, 03/15/2052 (e)		20	17
4.45%, 04/15/2046		10	9
4.70%, 04/15/2050		10	9
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,084
Florida Power & Light Co.,
2.88%, 12/04/2051		35	26
3.15%, 10/01/2049		20	16
3.95%, 03/01/2048		500	461
4.13%, 06/01/2048		20	19
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	79
Reg. S, 2.88%, 10/09/2023	EUR	400	424
Fortum OYJ, (Finland), Reg. S, 2.13%, 02/27/2029	EUR	100	87
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,362
Series A, 3.25%, 03/15/2051		20	15
Series B, 3.70%, 01/30/2050		60	48
Hera SpA, (Italy), Reg. S, 0.25%, 12/03/2030	EUR	160	125
Iberdrola International BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 1.59%), 1.88%, 02/22/2023 (x) (aa)	EUR	1,200	1,231
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	1,624
Interstate Power and Light Co., 3.50%, 09/30/2049		10	8
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	461
Kentucky Utilities Co., 3.30%, 06/01/2050		25	20
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	11
3.10%, 05/01/2027		10	9
6.75%, 12/30/2031		10	12
Mississippi Power Co., Series B, 3.10%, 07/30/2051		40	28
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	188

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	363
National Grid plc, (United Kingdom),
Reg. S, 0.55%, 09/18/2029	EUR	1,575	1,341
Reg. S, 2.18%, 06/30/2026	EUR	2,025	2,070
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	39
3.45%, 06/15/2025		110	110
4.30%, 03/15/2049		20	19
Naturgy Finance BV, (Netherlands), Reg. S, 1.25%, 01/15/2026	EUR	1,000	993
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	87
Series EE, 3.13%, 08/01/2050		30	23
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,078
2.75%, 11/01/2029		35	31
Northern Powergrid Holdings Co., (United Kingdom), 7.25%, 12/15/2022	GBP	450	559
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	50	66
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,271
2.60%, 06/01/2051		35	25
3.20%, 04/01/2052		30	24
4.50%, 06/01/2052		10	10
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	1,940
2.45%, 12/02/2027 (e)		2,275	1,956
NSTAR Electric Co.,
3.10%, 06/01/2051		30	23
4.55%, 06/01/2052		470	460
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	19
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	11
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		920	833
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	39
3.70%, 05/15/2050		5	4
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	225	326
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	126
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		35	32
3.25%, 06/01/2031		20	16

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
3.50%, 08/01/2050		40	27
3.75%, 07/01/2028		10	9
3.95%, 12/01/2047		900	627
4.50%, 07/01/2040		100	78
4.55%, 07/01/2030		30	27
4.95%, 07/01/2050		30	24
PacifiCorp.,
2.90%, 06/15/2052		740	543
3.30%, 03/15/2051		1,400	1,102
4.15%, 02/15/2050		15	14
PECO Energy Co.,
2.80%, 06/15/2050		50	37
3.05%, 03/15/2051		435	335
4.60%, 05/15/2052		285	287
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	500	393
PPL Capital Funding, Inc., 4.13%, 04/15/2030		120	116
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	7
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	29
2.05%, 08/01/2050		10	6
2.45%, 01/15/2030		20	18
3.65%, 09/01/2028		120	117
3.85%, 05/01/2049		10	9
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,712
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	911
4.10%, 06/15/2030		10	9
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	8
3.25%, 09/15/2049		20	15
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	103
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.13%, 09/09/2049	EUR	100	59
Reg. S, 1.50%, 09/27/2030	EUR	200	189
Reg. S, 1.63%, 11/27/2025	EUR	300	308
Reg. S, 2.00%, 04/18/2036	EUR	100	89
RWE AG, (Germany), Reg. S, 2.75%, 05/24/2030	EUR	2,425	2,415
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	753
Series WWW, 2.95%, 08/15/2051		25	18
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,407

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Sempra Energy,
3.40%, 02/01/2028		10	10
4.00%, 02/01/2048		10	8
Southern California Edison Co.,
2.85%, 08/01/2029		10	9
3.45%, 02/01/2052		10	7
3.65%, 02/01/2050		80	62
4.00%, 04/01/2047		20	16
4.05%, 03/15/2042		900	745
6.05%, 03/15/2039		10	10
Series 20A, 2.95%, 02/01/2051		6	4
Series B, 3.65%, 03/01/2028		25	24
Series D, 3.40%, 06/01/2023		1,400	1,393
Series E, 3.70%, 08/01/2025		10	10
Series H, 3.65%, 06/01/2051		10	8
Southern Co. (The),
Series 21-A, 0.60%, 02/26/2024		60	57
Series A, 3.70%, 04/30/2030		75	70
Southwestern Electric Power Co.,
3.25%, 11/01/2051		25	19
Series N, 1.65%, 03/15/2026		50	45
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	833
Series 8, 3.15%, 05/01/2050		60	46
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	105
SSE plc, (United Kingdom),
Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,202
Reg. S, (EUR Swap Rate 5 Year + 2.70%), 4.00%, 01/21/2028 (x) (aa)	EUR	1,800	1,626
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	409
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	99
Reg. S, 2.38%, 06/03/2030	EUR	100	98
Tampa Electric Co., 4.30%, 06/15/2048		30	27
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	109
Reg. S, 1.00%, 06/13/2026	EUR	200	201
Reg. S, 1.13%, 06/09/2041	EUR	100	70
Reg. S, 1.75%, 06/04/2027	EUR	300	306
Reg. S, 2.00%, 06/05/2034	EUR	2,600	2,389
Reg. S, 2.75%, 05/17/2042	EUR	100	94
Terna — Rete Elettrica Nazionale, (Italy),
Reg. S, 0.13%, 07/25/2025	EUR	1,000	984
Reg. S, 0.38%, 09/25/2030	EUR	425	352
Reg. S, 0.75%, 07/24/2032	EUR	100	82
Reg. S, 1.38%, 07/26/2027	EUR	1,125	1,107

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	24
3.25%, 05/01/2051		10	7
4.00%, 06/15/2050		10	9
Union Electric Co.,
2.15%, 03/15/2032		50	42
2.63%, 03/15/2051		10	7
3.25%, 10/01/2049		40	31
Virginia Electric and Power Co.,
2.95%, 11/15/2051		25	18
3.30%, 12/01/2049		50	40
Series B, 3.80%, 09/15/2047		60	52
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,352
WEC Energy Group, Inc., 3.55%, 06/15/2025		47	46
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	27
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	9
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	46
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	15
3.30%, 09/01/2049		5	4
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	18
3.50%, 12/01/2049		20	16
4.60%, 06/01/2032		165	164

			95,517

Gas — 0.3%
APA Infrastructure Ltd., (Australia),
Reg. S, 0.75%, 03/15/2029	EUR	2,500	2,161
Reg. S, 1.25%, 03/15/2033	EUR	1,000	782
Reg. S, 2.00%, 07/15/2030	EUR	2,300	2,067
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,307
2.63%, 09/15/2029		15	13
2.85%, 02/15/2052		5	4
3.38%, 09/15/2049		210	169
4.15%, 01/15/2043		10	9
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032		30	30
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	922
Reg. S, 1.13%, 03/14/2024	EUR	850	882
National Fuel Gas Co.,
2.95%, 03/01/2031		135	110
5.50%, 01/15/2026		85	85
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,555

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Gas — continued
Nederlandse Gasunie NV, (Netherlands), Reg. S, 0.75%, 10/13/2036	EUR	100	75
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,697
3.49%, 05/15/2027		130	125
3.60%, 05/01/2030		25	23
4.38%, 05/15/2047		15	13
4.80%, 02/15/2044		10	9
5.00%, 06/15/2052		10	10
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,310
3.35%, 06/01/2050		15	11
5.05%, 05/15/2052		570	561
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,309
Snam SpA, (Italy),
Reg. S, 0.75%, 06/20/2029	EUR	1,375	1,196
Reg. S, 0.88%, 10/25/2026	EUR	850	823
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	18
Series XX, 2.55%, 02/01/2030		105	93
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	16
Series 20-A, 1.75%, 01/15/2031		3,700	2,933
Series 21A, 3.15%, 09/30/2051		15	11
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	425	508
6.38%, 05/15/2040	GBP	425	613
Southwest Gas Corp.,
4.05%, 03/15/2032		25	23
4.15%, 06/01/2049		10	8
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	425	353
Washington Gas Light Co., 3.65%, 09/15/2049		10	8

			22,842

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	40
American Water Capital Corp., 4.15%, 06/01/2049		60	54
Essential Utilities, Inc.,
2.70%, 04/15/2030		40	35
5.30%, 05/01/2052		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	425	484
Reg. S, 5.63%, 04/29/2033	GBP	225	314

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Water — continued
Suez SA, (France), Reg. S, 1.50%, 04/03/2029	EUR	1,200	1,156
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	268
Reg. S, 5.50%, 02/11/2041	GBP	550	745
6.75%, 11/16/2028	GBP	180	255
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	920
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	733
Reg. S, 5.38%, 03/10/2028	GBP	225	298
Reg. S, 5.75%, 10/14/2033	GBP	375	525

			5,837

Total Utilities			124,196

Total Corporate Bonds (Cost $1,633,865)			1,353,671

Foreign Government Securities — 50.6%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	200	179
Reg. S, 0.50%, 10/30/2034	EUR	100	83
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	184
Reg. S, 1.88%, 09/22/2022	EUR	600	631
Reg. S, 1.88%, 01/28/2025	EUR	100	106
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	500	506
Reg. S, 0.13%, 11/15/2023	EUR	500	519
Reg. S, 0.25%, 07/21/2026	EUR	500	497
Reg. S, 0.25%, 06/29/2029	EUR	400	375
Reg. S, 0.38%, 04/30/2024	EUR	400	414
Reg. S, 0.38%, 05/25/2036	EUR	100	79
Reg. S, 0.50%, 05/25/2030	EUR	200	187
Reg. S, 0.50%, 05/31/2035	EUR	500	413
Reg. S, 1.38%, 09/17/2024	EUR	500	526
Reg. S, 1.50%, 10/31/2034	EUR	200	190
Reg. S, 1.63%, 05/25/2032	EUR	200	199
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	479
Reg. S, 0.13%, 06/20/2026	EUR	400	395
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,006
Agricultural Development Bank of China, (China),
2.58%, 07/26/2023	CNY	10,000	1,502
Reg. S, 3.18%, 11/06/2022	CNH	2,000	299
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,442
Reg. S, 3.80%, 10/27/2030	CNH	9,350	1,442
Series 1605, 3.33%, 01/06/2026	CNY	37,000	5,630

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 1618, 3.58%, 04/22/2026	CNY	49,000	7,521
Series 1705, 3.85%, 01/06/2027	CNY	14,000	2,173
Series 1801, 4.98%, 01/12/2025	CNY	12,000	1,897
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,315
Series 1901, 3.75%, 01/25/2029	CNY	33,000	5,132
Series 1906, 3.74%, 07/12/2029	CNY	89,000	13,840
Series 1908, 3.63%, 07/19/2026	CNY	135,300	20,813
Series 1909, 3.24%, 08/14/2024	CNY	58,000	8,799
Series 2004, 2.96%, 04/17/2030	CNY	138,000	20,410
Series 2005, 2.25%, 04/22/2025	CNY	119,700	17,692
Series 2007, 3.06%, 08/05/2023	CNY	30,000	4,525
Series 2008, 3.45%, 09/23/2025	CNY	30,000	4,582
Series 2103, 3.35%, 03/24/2026	CNY	15,000	2,284
Series 2105, 3.52%, 05/24/2031	CNY	17,000	2,616
Series 2110, 3.30%, 11/05/2031	CNY	14,000	2,116
Series 2205, 3.06%, 06/06/2032	CNY	11,700	1,736
Andorra International Bond, (Andorra), Reg. S, 1.25%, 05/06/2031	EUR	500	448
Auckland Council, (New Zealand),
Reg. S, 1.00%, 01/19/2027	EUR	300	303
Reg. S, 1.50%, 11/28/2025	CHF	300	319
Australia Government Bond, (Australia),
Series 133, Reg. S, 5.50%, 04/21/2023	AUD	4,091	2,893
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	13,320	9,758
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	3,925	2,665
Series 140, Reg. S, 4.50%, 04/21/2033	AUD	12,351	9,137
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	5,000	3,570
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	533	365
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	2,854	1,764

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,949	1,247
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	6,550	4,375
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	1,540	996
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	3,116	1,848
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	418	276
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	27,955	18,284
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	6,115	3,906
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	4,788	2,813
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	6,613	3,820
Series 158, 1.25%, 05/21/2032	AUD	1,000	553
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	7,850	4,387
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	4,400	1,928
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	6,149	3,354
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	15,586	9,576
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	5,600	3,223
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	3,160	2,036
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	10,875	7,530
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	13,572	8,791
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	6,270	3,917
Australian Capital Territory, (Australia),
Reg. S, 1.25%, 05/22/2025	AUD	200	130
1.75%, 10/23/2031	AUD	970	542
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	463
Reg. S, 2.75%, 06/20/2033	EUR	130	143
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	163	143
Reg. S, 1.38%, 04/30/2029	EUR	30	30
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	147
Reg. S, 1.83%, 04/30/2025	EUR	270	285
4.30%, 09/15/2026	EUR	500	578

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	88
Reg. S, 0.85%, 04/30/2030	EUR	50	47
Reg. S, 1.75%, 03/16/2026	EUR	170	179
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	559
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	176
Reg. S, 0.10%, 01/15/2030	EUR	320	292
Reg. S, 0.13%, 04/11/2026	EUR	530	528
Reg. S, 0.13%, 07/09/2035	EUR	230	182
Reg. S, 0.20%, 11/09/2024	EUR	550	561
Reg. S, 0.25%, 11/22/2036	EUR	260	201
Reg. S, 0.81%, 06/28/2049	EUR	200	147
Reg. S, 0.88%, 10/17/2035	EUR	100	87
Reg. S, 1.13%, 09/04/2024	EUR	702	734
Reg. S, 1.25%, 03/30/2037	EUR	100	89
Reg. S, 1.50%, 07/15/2039	EUR	170	155
Bonos de la Tesoreria de la Republica en pesos, (Chile),
Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	298
Bpifrance SACA, (France),
Reg. S, 0.13%, 03/25/2025	EUR	400	406
Reg. S, 0.25%, 03/29/2030	EUR	200	184
Reg. S, 0.25%, 06/04/2031	EUR	200	179
Reg. S, 0.63%, 05/25/2026	EUR	500	507
Reg. S, 0.75%, 07/22/2022	GBP	200	243
Reg. S, 0.88%, 09/26/2028	EUR	200	198
Reg. S, 1.00%, 05/25/2027	EUR	500	509
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	200	127
Reg. S, 2.95%, 09/03/2024	EUR	400	429
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	400	409
Bundesobligation, (Germany),
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	1,368	1,427
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	2,838	2,946
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	3,006	3,097
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	2,540	2,604
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	4,670	4,759
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	2,416	2,447
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	500	503
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	1,533	1,530

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,900	1,916
Reg. S, 0.00%, 11/15/2027	EUR	1,281	1,268
Reg. S, 0.00%, 11/15/2028	EUR	735	717
Reg. S, 0.00%, 08/15/2029	EUR	2,902	2,799
Reg. S, 0.00%, 02/15/2030	EUR	1,783	1,706
Reg. S, 0.00%, 08/15/2030	EUR	1,120	1,063
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,493
Reg. S, 0.00%, 08/15/2031	EUR	2,260	2,103
Reg. S, 0.00%, 02/15/2032	EUR	4,609	4,244
Reg. S, 0.00%, 05/15/2035	EUR	2,559	2,200
Reg. S, 0.00%, 05/15/2036	EUR	2,488	2,100
Reg. S, 0.00%, 08/15/2050	EUR	2,741	1,836
Reg. S, 0.00%, 08/15/2052	EUR	2,355	1,520
Reg. S, 0.25%, 02/15/2027	EUR	1,800	1,824
Reg. S, 0.25%, 08/15/2028	EUR	2,892	2,875
Reg. S, 0.25%, 02/15/2029	EUR	210	208
Reg. S, 0.50%, 02/15/2025	EUR	3,239	3,372
Reg. S, 0.50%, 02/15/2026	EUR	1,967	2,033
Reg. S, 0.50%, 08/15/2027	EUR	2,160	2,202
Reg. S, 0.50%, 02/15/2028	EUR	230	233
Reg. S, 1.00%, 08/15/2024	EUR	1,729	1,823
Reg. S, 1.00%, 08/15/2025	EUR	2,701	2,843
Reg. S, 1.00%, 05/15/2038	EUR	430	412
Reg. S, 1.25%, 08/15/2048	EUR	1,888	1,826
Reg. S, 1.50%, 05/15/2024	EUR	1,937	2,064
Reg. S, 2.50%, 07/04/2044	EUR	1,651	2,016
Reg. S, 2.50%, 08/15/2046	EUR	3,466	4,289
Reg. S, 3.25%, 07/04/2042	EUR	948	1,271
Reg. S, 5.50%, 01/04/2031	EUR	700	983
Reg. S, 6.25%, 01/04/2030	EUR	775	1,106
Series 3, Reg. S, 4.75%, 07/04/2034	EUR	1,771	2,528
Series 5, Reg. S, 4.00%, 01/04/2037	EUR	973	1,338
Series 8, Reg. S, 4.75%, 07/04/2040	EUR	1,594	2,479
Series 97, Reg. S, 6.50%, 07/04/2027	EUR	1,410	1,869
Series 98, Reg. S, 4.75%, 07/04/2028	EUR	1,661	2,108
Series 98, Reg. S, 5.63%, 01/04/2028	EUR	780	1,016
Series 2007, Reg. S, 4.25%, 07/04/2039		EUR 1,174	1,710
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,140	1,083
Series G, Reg. S, 0.00%, 08/15/2031	EUR	720	671
Series G, Reg. S, 0.00%, 08/15/2050	EUR	382	257

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Bundesschatzanweisungen, (Germany),
Reg. S, 0.00%, 09/15/2023	EUR	2,272	2,369
Reg. S, 0.20%, 06/14/2024	EUR	930	966
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	190
Reg. S, 0.00%, 11/25/2030	EUR	300	266
Reg. S, 0.00%, 05/25/2031	EUR	100	88
Reg. S, 0.13%, 10/25/2023	EUR	1,800	1,872
Reg. S, 0.13%, 09/15/2031	EUR	300	263
Reg. S, 0.45%, 01/19/2032	EUR	400	360
Reg. S, 0.60%, 11/25/2029	EUR	100	95
Reg. S, 1.50%, 05/25/2032	EUR	400	395
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,574
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	200	201
Reg. S, 0.01%, 10/19/2035	EUR	100	75
Reg. S, 0.13%, 06/30/2031	EUR	100	87
Reg. S, 0.50%, 01/16/2025	EUR	100	102
Reg. S, 0.50%, 01/19/2026	EUR	100	101
Reg. S, 0.50%, 10/01/2046	EUR	100	67
Reg. S, 1.00%, 04/25/2028	EUR	100	99
Reg. S, 1.25%, 05/11/2032	EUR	100	95
Reg. S, 1.50%, 06/28/2038	EUR	100	90
Canada Housing Trust No. 1, (Canada), 0.95%, 06/15/2025 (e)	CAD	1,000	725
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	141
1.50%, 06/01/2031	CAD	600	404
2.00%, 09/01/2023	CAD	1,900	1,458
2.00%, 06/01/2032	CAD	600	418
2.00%, 12/01/2051	CAD	530	320
3.50%, 12/01/2045	CAD	2,090	1,700
4.00%, 06/01/2041	CAD	150	129
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	246
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	35
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	630
Reg. S, 1.00%, 09/21/2028	EUR	100	94
Reg. S, 2.00%, 04/20/2027	EUR	100	102
Reg. S, 2.13%, 09/27/2023	EUR	200	212
CDP Financial, Inc., (Canada),
5.60%, 11/25/2039 (e)		250	291
Reg. S, 5.60%, 11/25/2039		250	291
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	550	450
1.25%, 01/22/2051	EUR	200	115
1.30%, 07/26/2036	EUR	500	372
2.55%, 01/27/2032		200	170

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

China Development Bank, (China),
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,500
Reg. S, 4.20%, 01/19/2027	CNH	10,000	1,554
Reg. S, 4.30%, 08/02/2032	CNH	3,000	480
Reg. S, 4.35%, 08/06/2024	CNH	7,000	1,078
Reg. S, 4.35%, 09/19/2024	CNH	1,000	154
Reg. S, 4.50%, 11/13/2028	CNH	2,500	399
Series 1510, 4.21%, 04/13/2025	CNY	30,000	4,668
Series 1518, 3.74%, 09/10/2025	CNY	28,000	4,313
Series 1605, 3.80%, 01/25/2036	CNY	32,000	5,045
Series 1610, 3.18%, 04/05/2026	CNY	30,000	4,542
Series 1613, 3.05%, 08/25/2026	CNY	20,000	3,010
Series 1710, 4.04%, 04/10/2027	CNY	80,000	12,549
Series 1805, 4.88%, 02/09/2028	CNY	28,400	4,650
Series 1806, 4.73%, 04/02/2025	CNY	20,230	3,191
Series 1810, 4.04%, 07/06/2028	CNY	17,000	2,683
Series 1904, 3.68%, 02/26/2026	CNY	88,000	13,550
Series 1905, 3.48%, 01/08/2029	CNY	226,500	34,674
Series 1908, 3.42%, 07/02/2024	CNY	86,000	13,089
Series 1909, 3.50%, 08/13/2026	CNY	117,100	17,914
Series 1910, 3.65%, 05/21/2029	CNY	185,400	28,699
Series 1915, 3.45%, 09/20/2029	CNY	114,000	17,443
Series 2003, 3.23%, 01/10/2025	CNY	217,300	32,977
Series 2005, 3.07%, 03/10/2030	CNY	42,700	6,364
Series 2008, 2.89%, 06/22/2025	CNY	15,000	2,256
Series 2010, 3.09%, 06/18/2030	CNY	20,000	2,977
Series 2015, 3.70%, 10/20/2030	CNY	24,400	3,797
Series 2105, 3.66%, 03/01/2031	CNY	47,000	7,305
Series 2110, 3.41%, 06/07/2031	CNY	50,000	7,636
Series 2115, 3.12%, 09/13/2031	CNY	22,500	3,361

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
China Government Bond, (China),
1.99%, 04/09/2025	CNY	462,700	68,237
2.28%, 03/17/2024	CNY	52,000	7,771
2.36%, 07/02/2023	CNY	223,600	33,513
2.47%, 09/02/2024	CNY	20,000	2,997
2.68%, 05/21/2030	CNY	562,700	82,716
2.69%, 08/12/2026	CNY	52,500	7,866
2.85%, 06/04/2027	CNY	415,000	62,523
2.91%, 10/14/2028	CNY	71,000	10,653
3.02%, 05/27/2031	CNY	55,700	8,406
3.03%, 03/11/2026	CNY	112,000	16,992
Reg. S, 3.16%, 06/27/2023	CNH	500	75
Reg. S, 3.30%, 07/04/2023	CNH	2,000	301
Reg. S, 3.31%, 11/30/2025	CNH	2,000	305
Reg. S, 3.38%, 11/21/2024	CNH	3,000	456
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,671
3.39%, 03/16/2050	CNY	242,900	36,277
Reg. S, 3.60%, 06/27/2028	CNH	24,500	3,780
Reg. S, 3.60%, 05/21/2030	CNH	7,000	1,082
3.72%, 04/12/2051	CNY	35,000	5,572
3.73%, 05/25/2070	CNY	20,670	3,314
3.76%, 03/22/2071	CNY	83,230	13,446
3.81%, 09/14/2050	CNY	140,400	22,636
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,951
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,147
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,303
Reg. S, 4.00%, 11/30/2035	CNH	27,500	4,428
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,175
Reg. S, 4.15%, 12/12/2031	CNH	3,000	483
Reg. S, 4.29%, 05/22/2029	CNH	3,000	484
Reg. S, 4.40%, 12/12/2046	CNH	25,000	4,122
Series 1617, 2.74%, 08/04/2026	CNY	67,000	10,068
Series 1824, 4.08%, 10/22/2048	CNY	7,500	1,258
Series 1908, 4.00%, 06/24/2069	CNY	5,000	849
Series 1910, 3.86%, 07/22/2049	CNY	32,500	5,264
Series 1915, 3.13%, 11/21/2029	CNY	22,300	3,387
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	200	189
Reg. S, 0.50%, 11/12/2031	EUR	650	534
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	42
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	418
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	196
2.65%, 12/20/2027	CAD	565	411
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	134
3.50%, 06/02/2036	CAD	300	211

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Communaute Francaise de Belgique, (Belgium), Reg. S, 1.63%, 05/03/2032	EUR	200	197
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	632
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	1,450	1,412
Reg. S, 0.38%, 06/20/2024	EUR	300	308
Reg. S, 0.75%, 07/15/2049	EUR	300	208
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	500	452
Reg. S, 1.13%, 03/04/2033	EUR	500	410
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	352
Reg. S, 0.63%, 01/21/2030	EUR	235	201
Reg. S, 1.25%, 01/21/2040	EUR	720	516
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	212
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	92
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	6
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	16,760	609
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	646
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	243
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	469
Series 100, 0.25%, 02/10/2027	CZK	26,000	869
Series 103, 2.00%, 10/13/2033	CZK	2,260	72
Series 105, 2.75%, 07/23/2029	CZK	11,450	418
Series 121, 1.20%, 03/13/2031	CZK	27,250	849
Series 125, 1.50%, 04/24/2040	CZK	3,380	85
Series 130, 0.05%, 11/29/2029	CZK	4,980	145
Series 138, 1.75%, 06/23/2032	CZK	3,170	101
Series 142, 1.95%, 07/30/2037	CZK	3,710	108
Denmark Government Bond, (Denmark),
1.50%, 11/15/2023	DKK	3,720	531
1.75%, 11/15/2025	DKK	1,380	198
4.50%, 11/15/2039	DKK	6,730	1,295
7.00%, 11/10/2024	DKK	1,470	236
Series 10Y, 0.00%, 11/15/2031	DKK	6,147	737
Series 10Y, 0.50%, 11/15/2027	DKK	3,788	508

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 10YR, 0.50%, 11/15/2029	DKK	8,494	1,104
Series 30Y, 0.25%, 11/15/2052	DKK	3,801	324
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,018
Reg. S, 1.13%, 04/28/2023	GBP	600	724
4.75%, 11/26/2027	EUR	900	1,076
Series 86, 0.24%, 10/13/2027	JPY	100,000	739
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	172
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	600	700
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	31,000	4,788
Series 1603, 3.33%, 02/22/2026	CNY	10,100	1,536
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,512
Series 1703, 4.11%, 03/20/2027	CNY	22,000	3,461
Series 1905, 3.28%, 02/11/2024	CNY	102,000	15,443
Series 1910, 3.86%, 05/20/2029	CNY	106,500	16,679
Series 2005, 2.93%, 03/02/2025	CNY	82,600	12,437
Series 2007, 3.26%, 02/24/2027	CNY	52,400	7,953
Series 2010, 3.23%, 03/23/2030	CNY	67,500	10,152
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,561
Series 2105, 3.22%, 05/14/2026	CNY	20,500	3,107
Series 2113, 2.76%, 11/05/2024	CNY	20,000	3,001
Series 2210, 3.18%, 03/11/2032	CNY	27,900	4,181
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	745
Reg. S, 8.00%, 05/15/2024	IDR	400,000	28
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2023 (e)	EUR	754	786
Reg. S, 0.00%, 09/15/2030 (e)	EUR	460	418
Reg. S, 0.13%, 09/15/2031 (e)	EUR	385	346
Reg. S, 0.13%, 04/15/2036 (e)	EUR	280	225
Reg. S, 0.13%, 04/15/2052 (e)	EUR	340	199

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	285
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	837
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	281
Reg. S, 0.50%, 09/15/2029 (e)	EUR	290	281
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	309
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	448
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	400
Reg. S, 2.00%, 04/15/2024 (e)	EUR	447	480
Reg. S, 2.63%, 07/04/2042 (e)	EUR	275	305
Reg. S, 2.75%, 07/04/2028 (e)	EUR	440	496
Reg. S, 4.00%, 07/04/2025 (e)	EUR	270	309
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	357	318
Finnvera OYJ, (Finland), Reg. S, 0.38%, 04/09/2029	EUR	300	283
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	100
Reg. S, 0.85%, 12/17/2023	EUR	1,100	1,150
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	277
Reg. S, 0.01%, 06/30/2028	EUR	180	170
0.01%, 11/05/2035	EUR	70	54
Reg. S, 0.20%, 09/03/2049	EUR	70	42
Reg. S, 0.25%, 02/18/2041	EUR	94	67
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	277
Free State of Saxony, (Germany), Reg. S, 0.01%, 11/05/2029	EUR	197	180
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	2,745	2,550
Reg. S, 0.50%, 06/25/2044 (e)	EUR	1,112	790
Reg. S, 0.75%, 11/25/2028	EUR	2,215	2,211
Reg. S, 1.00%, 11/25/2025	EUR	1,560	1,627
Reg. S, 0.00%, 02/25/2024	EUR	2,793	2,899
Reg. S, 0.00%, 03/25/2024	EUR	2,700	2,799
Reg. S, 0.00%, 02/25/2025	EUR	2,460	2,508
Reg. S, 0.00%, 03/25/2025	EUR	3,340	3,403
Reg. S, 0.00%, 02/25/2026	EUR	844	847
Reg. S, 0.00%, 02/25/2027	EUR	1,805	1,779
Reg. S, 0.00%, 11/25/2030	EUR	2,647	2,393
Reg. S, 0.00%, 11/25/2031	EUR	2,844	2,504
Reg. S, 0.00%, 05/25/2032	EUR	2,350	2,036
Reg. S, 0.25%, 11/25/2026	EUR	3,576	3,580
Reg. S, 0.50%, 05/25/2025	EUR	4,303	4,437
Reg. S, 0.50%, 05/25/2026	EUR	1,209	1,232
Reg. S, 0.50%, 05/25/2029	EUR	2,497	2,436
Reg. S, 0.50%, 05/25/2040 (e)	EUR	4,569	3,498
Reg. S, 0.50%, 05/25/2072 (e)	EUR	783	359
Reg. S, 0.75%, 05/25/2028	EUR	3,803	3,824
Reg. S, 0.75%, 05/25/2052 (e)	EUR	3,627	2,420
Reg. S, 0.75%, 05/25/2053 (e)	EUR	933	608

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.00%, 05/25/2027	EUR	3,898	4,018
Reg. S, 1.25%, 05/25/2034	EUR	2,842	2,710
Reg. S, 1.25%, 05/25/2036 (e)	EUR	1,784	1,656
Reg. S, 1.25%, 05/25/2038	EUR	1,390	1,258
Reg. S, 1.50%, 05/25/2031	EUR	3,873	3,969
Reg. S, 1.50%, 05/25/2050 (e)	EUR	2,031	1,721
Reg. S, 1.75%, 11/25/2024	EUR	2,526	2,699
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,597	1,559
Reg. S, 1.75%, 05/25/2066 (e)	EUR	786	653
Reg. S, 2.00%, 05/25/2048 (e)	EUR	2,387	2,291
Reg. S, 2.25%, 05/25/2024	EUR	883	951
Reg. S, 2.50%, 05/25/2030	EUR	6,291	7,014
Reg. S, 2.75%, 10/25/2027	EUR	4,399	4,930
Reg. S, 3.25%, 05/25/2045	EUR	2,015	2,420
Reg. S, 3.50%, 04/25/2026	EUR	36	41
Reg. S, 4.00%, 10/25/2038	EUR	1,008	1,306
Reg. S, 4.00%, 04/25/2055 (e)	EUR	1,031	1,422
Reg. S, 4.00%, 04/25/2060	EUR	1,088	1,523
Reg. S, 4.25%, 10/25/2023	EUR	1,910	2,101
Reg. S, 4.50%, 04/25/2041	EUR	2,502	3,449
Reg. S, 4.75%, 04/25/2035	EUR	1,867	2,527
Reg. S, 5.50%, 04/25/2029	EUR	2,037	2,677
Reg. S, 5.75%, 10/25/2032	EUR	1,159	1,645
Reg. S, 6.00%, 10/25/2025	EUR	2,740	3,328
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	753
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	214
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	129
Gestion Securite de Stocks Securite SA, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	110
Hong Kong Government Bond Programme, (Hong Kong),
1.68%, 01/21/2026	HKD	11,350	1,398
1.89%, 03/02/2032	HKD	2,100	243
1.97%, 01/17/2029	HKD	1,300	158
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	741
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,484
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	169
1.87%, 07/21/2033	SGD	1,000	616
Reg. S, 1.97%, 01/25/2029	SGD	1,000	666
Reg. S, 2.25%, 11/21/2024	SGD	750	530
Reg. S, 2.32%, 01/24/2028	SGD	250	172
Reg. S, 2.60%, 10/30/2029	SGD	1,500	1,033
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	656

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 26/E, 1.50%, 04/22/2026	HUF	100,410	207
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	168
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	400
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	184
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	554
Series 33/A, 2.25%, 04/20/2033	HUF	57,020	90
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	151
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	38
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	500	378
Reg. S, 1.63%, 04/28/2032	EUR	500	400
Reg. S, 1.75%, 10/10/2027	EUR	425	402
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	284
SUB, 8.40%, 03/28/2025		600	674
SUB, 8.91%, 11/18/2024		800	898
Series HK, 9.38%, 04/15/2030		500	688
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	272
Reg. S, 1.00%, 05/25/2034	EUR	300	268
Reg. S, 1.28%, 02/14/2042	EUR	100	82
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,476
1.85%, 03/12/2031		234	190
Reg. S, 2.15%, 07/18/2024	EUR	550	571
Reg. S, 3.75%, 06/14/2028	EUR	500	513
Indonesia Treasury Bond, (Indonesia),
Series FR56, 8.38%, 09/15/2026	IDR	13,567,000	983
Series FR59, 7.00%, 05/15/2027	IDR	15,000,000	1,032
Series FR63, 5.63%, 05/15/2023	IDR	55,000,000	3,738
Series FR64, 6.13%, 05/15/2028	IDR	65,993,000	4,328
Series FR67, 8.75%, 02/15/2044	IDR	7,300,000	552
Series FR74, 7.50%, 08/15/2032	IDR	71,870,000	4,848

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series FR75, 7.50%, 05/15/2038	IDR	110,122,000	7,325
Series FR76, 7.38%, 05/15/2048	IDR	33,695,000	2,226
Series FR77, 8.13%, 05/15/2024	IDR	33,300,000	2,353
Series FR80, 7.50%, 06/15/2035	IDR	25,000,000	1,687
Series FR81, 6.50%, 06/15/2025	IDR	119,400,000	8,219
Series FR82, 7.00%, 09/15/2030	IDR	83,820,000	5,576
Series FR83, 7.50%, 04/15/2040	IDR	39,000,000	2,615
Series FR85, 7.75%, 04/15/2031	IDR	71,000,000	4,879
Series FR87, 6.50%, 02/15/2031	IDR	34,800,000	2,229
Series FR90, 5.13%, 04/15/2027	IDR	47,508,000	3,053
Series FR91, 6.38%, 04/15/2032	IDR	26,330,000	1,659
Series FR92, 7.13%, 06/15/2042	IDR	21,399,000	1,416
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	301
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	169
Instituto de Credito Oficial, (Spain), Reg. S, 0.25%, 04/30/2024	EUR	50	52
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	2,125	2,070
Zero Coupon, 10/31/2030		1,000	739
0.10%, 09/17/2035	EUR	775	605
Reg. S, 0.20%, 01/21/2061	EUR	500	245
0.25%, 09/23/2027	GBP	900	978
0.38%, 07/28/2025		50	46
0.50%, 07/24/2023	GBP	1,450	1,734
0.50%, 06/21/2035	EUR	50	42
0.65%, 02/10/2026		750	676
0.88%, 12/13/2024	GBP	50	59
1.63%, 01/15/2025		475	459
2.50%, 03/19/2024		465	461
3.00%, 09/27/2023		200	200
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	98

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Ireland Government Bond, (Ireland),
Reg. S, 0.20%, 10/18/2030	EUR	881	809
Reg. S, 0.40%, 05/15/2035	EUR	691	579
Reg. S, 0.00%, 10/18/2031	EUR	1,127	987
Reg. S, 0.20%, 05/15/2027	EUR	880	872
Reg. S, 0.35%, 10/18/2032	EUR	440	390
Reg. S, 0.55%, 04/22/2041	EUR	295	224
Reg. S, 0.90%, 05/15/2028	EUR	862	872
Reg. S, 1.10%, 05/15/2029	EUR	517	524
Reg. S, 1.30%, 05/15/2033	EUR	330	320
Reg. S, 1.35%, 03/18/2031	EUR	365	369
Reg. S, 1.50%, 05/15/2050	EUR	523	436
Reg. S, 1.70%, 05/15/2037	EUR	290	283
Reg. S, 2.00%, 02/18/2045	EUR	455	442
Reg. S, 2.40%, 05/15/2030	EUR	590	652
Reg. S, 3.40%, 03/18/2024	EUR	490	537
5.40%, 03/13/2025	EUR	790	924
Israel Government AID Bond, (Israel),
5.50%, 09/18/2033		900	1,069
Series 2, Zero Coupon, 11/01/2024		24	22
Israel Government Bond — Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	113
Series 327, 2.00%, 03/31/2027	ILS	800	226
Series 330, 1.00%, 03/31/2030	ILS	1,200	306
Series 537, 1.50%, 05/31/2037	ILS	305	71
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	425	387
2.75%, 07/03/2030		200	186
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.85%, 01/15/2027	EUR	1,460	1,433
Reg. S, 0.85%, 01/15/2027 (e)	EUR	4,975	4,884
Reg. S, 0.95%, 06/01/2032	EUR	1,885	1,591
Reg. S, 1.75%, 07/01/2024	EUR	2,380	2,510
Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,484	1,187
Reg. S, 2.15%, 03/01/2072 (e)	EUR	317	221
Reg. S, 0.00%, 01/15/2024	EUR	1,045	1,075
Reg. S, 0.00%, 01/30/2024	EUR	1,430	1,470
Reg. S, 0.00%, 04/15/2024	EUR	1,278	1,308
Reg. S, 0.00%, 12/15/2024	EUR	1,000	1,005
Reg. S, 0.00%, 04/01/2026	EUR	2,810	2,714
Reg. S, 0.00%, 08/01/2026	EUR	1,267	1,213
Reg. S, 0.25%, 03/15/2028	EUR	500	458
Reg. S, 0.30%, 08/15/2023	EUR	1,640	1,709
Reg. S, 0.35%, 02/01/2025	EUR	380	385
Reg. S, 0.50%, 02/01/2026	EUR	750	743
Reg. S, 0.50%, 07/15/2028	EUR	1,694	1,561
Reg. S, 0.60%, 08/01/2031 (e)	EUR	1,934	1,615
Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,044
Reg. S, 0.90%, 04/01/2031	EUR	1,957	1,700
Reg. S, 0.95%, 09/15/2027	EUR	880	853

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,344
Reg. S, 0.95%, 12/01/2031 (e)	EUR	995	852
Reg. S, 0.95%, 03/01/2037 (e)	EUR	1,054	790
Reg. S, 1.10%, 04/01/2027	EUR	800	789
Reg. S, 1.25%, 12/01/2026	EUR	997	1,001
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,294
Reg. S, 1.45%, 11/15/2024	EUR	1,900	1,984
Reg. S, 1.45%, 05/15/2025	EUR	1,013	1,049
Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,079	888
Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,681
Reg. S, 1.50%, 04/30/2045 (e)	EUR	801	578
Reg. S, 1.65%, 12/01/2030 (e)	EUR	2,253	2,109
Reg. S, 1.65%, 03/01/2032 (e)	EUR	676	618
Reg. S, 1.70%, 09/01/2051 (e)	EUR	1,377	965
Reg. S, 1.85%, 05/15/2024	EUR	1,340	1,416
Reg. S, 1.85%, 07/01/2025 (e)	EUR	1,200	1,254
Reg. S, 2.00%, 12/01/2025	EUR	760	797
Reg. S, 2.00%, 02/01/2028	EUR	342	348
Reg. S, 2.05%, 08/01/2027	EUR	2,080	2,137
Reg. S, 2.10%, 07/15/2026	EUR	1,844	1,925
Reg. S, 2.15%, 09/01/2052 (e)	EUR	651	496
Reg. S, 2.20%, 06/01/2027	EUR	1,977	2,051
Reg. S, 2.25%, 09/01/2036 (e)	EUR	1,014	920
Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,611	1,548
Reg. S, 2.50%, 12/01/2024	EUR	994	1,062
Reg. S, 2.50%, 11/15/2025	EUR	1,185	1,263
Reg. S, 2.50%, 12/01/2032	EUR	600	581
Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,030	929
Reg. S, 2.80%, 12/01/2028	EUR	1,208	1,273
Reg. S, 2.80%, 03/01/2067 (e)	EUR	605	506
Reg. S, 2.95%, 09/01/2038 (e)	EUR	852	835
Reg. S, 3.00%, 08/01/2029	EUR	2,466	2,607
Reg. S, 3.10%, 03/01/2040 (e)	EUR	1,322	1,309
Reg. S, 3.25%, 03/01/2038 (e)	EUR	650	658
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	1,089
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	2,766
Reg. S, 3.45%, 03/01/2048 (e)	EUR	1,255	1,287
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,126	1,230
Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,351
Reg. S, 3.85%, 09/01/2049 (e)	EUR	930	1,013
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,459
Reg. S, 4.50%, 03/01/2024	EUR	59	65
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	3
Reg. S, 4.75%, 08/01/2023 (e)	EUR	1,000	1,092
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,270	1,483
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,105	2,598
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	1,013
Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,173
Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,341	1,674
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,203
Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,162
Reg. S, 5.75%, 02/01/2033	EUR	1,100	1,400
Reg. S, 6.00%, 05/01/2031	EUR	1,753	2,247
Reg. S, 6.50%, 11/01/2027	EUR	890	1,123

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 7.25%, 11/01/2026	EUR	2,200	2,791
Reg. S, 9.00%, 11/01/2023	EUR	1,440	1,667
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	2,143	2,287
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	862	720
Japan Bank for International Cooperation, (Japan), 2.38%, 07/21/2022		200	200
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	832
Series 75, 1.96%, 09/19/2031	JPY	100,000	841
Series 271, 0.02%, 03/31/2026	JPY	200,000	1,473
Series 347, 0.73%, 04/30/2048	JPY	200,000	1,330
Japan Finance Corp., (Japan),
Series 57, 0.00%, 10/17/2025	JPY	400,000	2,945
Series 62, 0.00%, 07/31/2024	JPY	1,870,000	13,784
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	500	482
Series 4, 0.31%, 07/28/2023	JPY	1,000,000	7,396
Series 39, 0.82%, 08/26/2022	JPY	10,000	74
Series 55, 0.78%, 12/28/2023	JPY	100,000	745
Series 69, 0.48%, 02/28/2025	JPY	100,000	745
Series 72, 0.51%, 05/23/2025	JPY	1,016,000	7,595
Series 2022, 2.32%, 06/18/2027	JPY	1,400,000	11,433
Japan Government Five Year Bond, (Japan),
Series 141, 0.10%, 09/20/2024	JPY	323,300	2,392
Series 142, 0.10%, 12/20/2024	JPY	798,450	5,908
Series 143, 0.10%, 03/20/2025	JPY	1,344,200	9,950
Series 144, 0.10%, 06/20/2025	JPY	5,075,850	37,571
Series 148, 0.01%, 06/20/2026	JPY	409,750	3,023
Series 150, 0.01%, 12/20/2026	JPY	1,874,550	13,819
Series 151, 0.01%, 03/20/2027	JPY	1,554,850	11,457

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	948
Series 3, 2.20%, 03/20/2050	JPY	2,126,550	19,530
Series 4, 2.20%, 03/20/2051	JPY	540,200	4,950
Series 5, 2.00%, 03/20/2052	JPY	362,900	3,204
Series 6, 1.90%, 03/20/2053	JPY	246,950	2,137
Series 7, 1.70%, 03/20/2054	JPY	511,700	4,239
Series 8, 1.40%, 03/20/2055	JPY	484,800	3,739
Series 9, 0.40%, 03/20/2056	JPY	595,900	3,381
Series 10, 0.90%, 03/20/2057	JPY	400,450	2,671
Series 11, 0.80%, 03/20/2058	JPY	973,000	6,265
Series 12, 0.50%, 03/20/2059	JPY	867,100	4,996
Series 13, 0.50%, 03/20/2060	JPY	785,500	4,504
Series 14, 0.70%, 03/20/2061	JPY	876,500	5,379
Series 15, 1.00%, 03/20/2062	JPY	200,000	1,343
Japan Government Ten Year Bond, (Japan),
Series 330, 0.80%, 09/20/2023	JPY	5,101,700	38,010
Series 333, 0.60%, 03/20/2024	JPY	374,600	2,793
Series 334, 0.60%, 06/20/2024	JPY	3,632,950	27,126
Series 336, 0.50%, 12/20/2024	JPY	523,900	3,915
Series 341, 0.30%, 12/20/2025	JPY	1,248,950	9,310
Series 342, 0.10%, 03/20/2026	JPY	288,000	2,132
Series 343, 0.10%, 06/20/2026	JPY	3,348,200	24,789
Series 344, 0.10%, 09/20/2026	JPY	2,222,800	16,457
Series 345, 0.10%, 12/20/2026	JPY	5,827,200	43,134
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	7,400
Series 347, 0.10%, 06/20/2027	JPY	4,476,850	33,108
Series 348, 0.10%, 09/20/2027	JPY	3,407,900	25,181
Series 349, 0.10%, 12/20/2027	JPY	2,115,800	15,615
Series 350, 0.10%, 03/20/2028	JPY	1,729,600	12,755
Series 351, 0.10%, 06/20/2028	JPY	1,529,200	11,263

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 352, 0.10%, 09/20/2028	JPY	1,452,200	10,688
Series 353, 0.10%, 12/20/2028	JPY	1,683,600	12,380
Series 354, 0.10%, 03/20/2029	JPY	1,582,450	11,628
Series 355, 0.10%, 06/20/2029	JPY	2,878,700	21,128
Series 356, 0.10%, 09/20/2029	JPY	2,192,650	16,066
Series 357, 0.10%, 12/20/2029	JPY	777,000	5,678
Series 358, 0.10%, 03/20/2030	JPY	1,466,550	10,704
Series 359, 0.10%, 06/20/2030	JPY	4,212,450	30,729
Series 360, 0.10%, 09/20/2030	JPY	910,250	6,635
Series 361, 0.10%, 12/20/2030	JPY	971,000	7,073
Series 363, 0.10%, 06/20/2031	JPY	1,765,250	12,827
Series 364, 0.10%, 09/20/2031	JPY	469,200	3,411
Series 365, 0.10%, 12/20/2031	JPY	2,411,600	17,541
Series 366, 0.20%, 03/20/2032	JPY	1,980,000	14,557
Japan Government Thirty Year Bond, (Japan),
Series 4, 2.90%, 11/20/2030	JPY	411,050	3,699
Series 5, 2.20%, 05/20/2031	JPY	143,400	1,237
Series 11, 1.70%, 06/20/2033	JPY	100,000	841
Series 12, 2.10%, 09/20/2033	JPY	152,100	1,329
Series 17, 2.40%, 12/20/2034	JPY	112,150	1,018
Series 18, 2.30%, 03/20/2035	JPY	973,400	8,767
Series 19, 2.30%, 06/20/2035	JPY	2,867,700	25,878
Series 20, 2.50%, 09/20/2035	JPY	156,800	1,446
Series 21, 2.30%, 12/20/2035	JPY	749,850	6,785
Series 22, 2.50%, 03/20/2036	JPY	132,250	1,225
Series 23, 2.50%, 06/20/2036	JPY	469,200	4,351
Series 24, 2.50%, 09/20/2036	JPY	675,100	6,276
Series 29, 2.40%, 09/20/2038	JPY	110,100	1,022

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 32, 2.30%, 03/20/2040	JPY	271,450	2,493
Series 33, 2.00%, 09/20/2040	JPY	3,135,250	27,639
Series 34, 2.20%, 03/20/2041	JPY	622,350	5,643
Series 35, 2.00%, 09/20/2041	JPY	844,000	7,450
Series 36, 2.00%, 03/20/2042	JPY	124,900	1,106
Series 37, 1.90%, 09/20/2042	JPY	1,512,850	13,177
Series 38, 1.80%, 03/20/2043	JPY	103,400	887
Series 39, 1.90%, 06/20/2043	JPY	1,781,450	15,514
Series 40, 1.80%, 09/20/2043	JPY	56,950	488
Series 41, 1.70%, 12/20/2043	JPY	385,100	3,244
Series 42, 1.70%, 03/20/2044	JPY	580,800	4,891
Series 43, 1.70%, 06/20/2044	JPY	200,000	1,683
Series 44, 1.70%, 09/20/2044	JPY	627,600	5,282
Series 45, 1.50%, 12/20/2044	JPY	449,400	3,645
Series 46, 1.50%, 03/20/2045	JPY	707,550	5,734
Series 47, 1.60%, 06/20/2045	JPY	627,000	5,174
Series 48, 1.40%, 09/20/2045	JPY	1,844,250	14,648
Series 49, 1.40%, 12/20/2045	JPY	438,550	3,479
Series 50, 0.80%, 03/20/2046	JPY	131,550	920
Series 51, 0.30%, 06/20/2046	JPY	327,200	2,026
Series 52, 0.50%, 09/20/2046	JPY	145,450	943
Series 53, 0.60%, 12/20/2046	JPY	119,050	788
Series 55, 0.80%, 06/20/2047	JPY	1,130,650	7,803
Series 56, 0.80%, 09/20/2047	JPY	1,852,750	12,756
Series 57, 0.80%, 12/20/2047	JPY	487,150	3,346
Series 58, 0.80%, 03/20/2048	JPY	805,200	5,515
Series 61, 0.70%, 12/20/2048	JPY	231,950	1,534

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 62, 0.50%, 03/20/2049	JPY	2,172,650	13,579
Series 63, 0.40%, 06/20/2049	JPY	209,600	1,270
Series 64, 0.40%, 09/20/2049	JPY	387,050	2,338
Series 65, 0.40%, 12/20/2049	JPY	517,250	3,129
Series 66, 0.40%, 03/20/2050	JPY	639,850	3,865
Series 67, 0.60%, 06/20/2050	JPY	571,100	3,618
Series 68, 0.60%, 09/20/2050	JPY	131,500	832
Series 69, 0.70%, 12/20/2050	JPY	658,150	4,273
Series 70, 0.70%, 03/20/2051	JPY	493,700	3,198
Series 71, 0.70%, 06/20/2051	JPY	769,500	4,978
Series 72, 0.70%, 09/20/2051	JPY	142,600	921
Series 73, 0.70%, 12/20/2051	JPY	856,700	5,534
Series 74, 1.00%, 03/20/2052	JPY	1,479,500	10,325
Japan Government Twenty Year Bond, (Japan),
Series 72, 2.10%, 09/20/2024	JPY	975,400	7,534
Series 75, 2.10%, 03/20/2025	JPY	37,000	289
Series 80, 2.10%, 06/20/2025	JPY	517,000	4,053
Series 82, 2.10%, 09/20/2025	JPY	1,151,150	9,066
Series 92, 2.10%, 12/20/2026	JPY	196,250	1,582
Series 94, 2.10%, 03/20/2027	JPY	47,500	384
Series 96, 2.10%, 06/20/2027	JPY	93,350	759
Series 99, 2.10%, 12/20/2027	JPY	771,550	6,313
Series 102, 2.40%, 06/20/2028	JPY	900,900	7,542
Series 105, 2.10%, 09/20/2028	JPY	263,700	2,181
Series 109, 1.90%, 03/20/2029	JPY	5,043,100	41,529
Series 113, 2.10%, 09/20/2029	JPY	440,750	3,694
Series 118, 2.00%, 06/20/2030	JPY	1,865,000	15,669

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 121, 1.90%, 09/20/2030	JPY	1,308,800	10,952
Series 122, 1.80%, 09/20/2030	JPY	965,200	8,019
Series 123, 2.10%, 12/20/2030	JPY	167,000	1,422
Series 124, 2.00%, 12/20/2030	JPY	253,200	2,141
Series 125, 2.20%, 03/20/2031	JPY	768,850	6,615
Series 126, 2.00%, 03/20/2031	JPY	845,200	7,166
Series 127, 1.90%, 03/20/2031	JPY	636,450	5,356
Series 128, 1.90%, 06/20/2031	JPY	797,950	6,736
Series 131, 1.70%, 09/20/2031	JPY	1,095,000	9,119
Series 133, 1.80%, 12/20/2031	JPY	818,050	6,886
Series 134, 1.80%, 03/20/2032	JPY	447,550	3,775
Series 137, 1.70%, 06/20/2032	JPY	595,450	4,987
Series 140, 1.70%, 09/20/2032	JPY	1,436,700	12,045
Series 145, 1.70%, 06/20/2033	JPY	2,452,150	20,619
Series 146, 1.70%, 09/20/2033	JPY	173,100	1,456
Series 147, 1.60%, 12/20/2033	JPY	105,350	879
Series 148, 1.50%, 03/20/2034	JPY	970,000	8,015
Series 149, 1.50%, 06/20/2034	JPY	4,019,950	33,239
Series 150, 1.40%, 09/20/2034	JPY	4,908,050	40,167
Series 151, 1.20%, 12/20/2034	JPY	585,550	4,691
Series 152, 1.20%, 03/20/2035	JPY	1,277,600	10,229
Series 153, 1.30%, 06/20/2035	JPY	800,000	6,477
Series 154, 1.20%, 09/20/2035	JPY	845,850	6,768
Series 155, 1.00%, 12/20/2035	JPY	963,350	7,522
Series 156, 0.40%, 03/20/2036	JPY	745,350	5,382
Series 157, 0.20%, 06/20/2036	JPY	1,132,250	7,925
Series 158, 0.50%, 09/20/2036	JPY	1,132,700	8,249

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 159, 0.60%, 12/20/2036	JPY	1,889,100	13,918
Series 161, 0.60%, 06/20/2037	JPY	2,665,100	19,546
Series 164, 0.50%, 03/20/2038	JPY	649,700	4,662
Series 165, 0.50%, 06/20/2038	JPY	397,450	2,842
Series 166, 0.70%, 09/20/2038	JPY	308,900	2,271
Series 167, 0.50%, 12/20/2038	JPY	1,258,550	8,948
Series 168, 0.40%, 03/20/2039	JPY	590,400	4,113
Series 172, 0.40%, 03/20/2040	JPY	145,000	997
Series 173, 0.40%, 06/20/2040	JPY	872,500	5,972
Series 174, 0.40%, 09/20/2040	JPY	2,414,850	16,476
Series 175, 0.50%, 12/20/2040	JPY	698,400	4,840
Series 176, 0.50%, 03/20/2041	JPY	753,650	5,202
Series 177, 0.40%, 06/20/2041	JPY	908,850	6,146
Series 178, 0.50%, 09/20/2041	JPY	1,024,900	7,045
Series 179, 0.50%, 12/20/2041	JPY	1,334,450	9,161
Series 180, 0.80%, 03/20/2042	JPY	1,225,000	8,884
Japan Government Two Year Bond, (Japan),
Series 415, 0.10%, 08/01/2022	JPY	959,300	7,072
Series 430, 0.01%, 11/01/2023	JPY	300,000	2,214
Series 432, 0.01%, 01/01/2024	JPY	4,069,750	30,033
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,565
Series 108, 1.43%, 06/18/2027	JPY	100,000	784
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,473
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	101,411	809
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	517

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	56
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	200	151
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	880	1,206
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	1,170	1,536
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	705	829
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	342	424
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	563	708
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	850	923
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,138	2,435
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	1,289	1,341
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	1,317	1,283
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	643	630
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,469
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,027	878
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	247	258
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	481	440
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,000	1,040
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	467	448
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	300	278
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,912	1,930
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	894	870
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	1,124	1,124
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	746	639
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	722	665
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	505	370
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,816	1,770

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	747	655
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	328	160
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,230	1,095
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	405	312
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	91
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,209
Kommunekredit, (Denmark),
Reg. S, 0.01%, 05/04/2034	EUR	500	398
Reg. S, 0.25%, 03/29/2023	EUR	175	183
Reg. S, 0.50%, 01/24/2025	EUR	700	717
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	282
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	464
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	260
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	360
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	460
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	184
6.00%, 01/22/2025	IDR	15,000,000	991
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		200	193
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.01%, 06/29/2026	EUR	100	97
Reg. S, 0.10%, 06/18/2024	EUR	100	102
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	306
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	306
Reg. S, 0.26%, 07/30/2027	CHF	300	291
Korea Treasury Bond, (South Korea),
Series 2306, 1.00%, 06/10/2023	KRW	27,596,600	20,887
Series 2312, 0.88%, 12/10/2023	KRW	4,806,750	3,577
Series 2409, 1.38%, 09/10/2024	KRW	18,317,140	13,467

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 2509, 1.13%, 09/10/2025	KRW	23,030,000	16,389
Series 2603, 5.75%, 03/10/2026	KRW	5,119,010	4,221
Series 2612, 1.50%, 12/10/2026	KRW	12,039,290	8,447
Series 2703, 2.38%, 03/10/2027	KRW	10,000,000	7,257
Series 2712, 2.38%, 12/10/2027	KRW	2,000,000	1,439
Series 2806, 2.63%, 06/10/2028	KRW	2,900,000	2,104
Series 2912, 1.38%, 12/10/2029	KRW	17,013,840	11,133
Series 3006, 1.38%, 06/10/2030	KRW	7,900,000	5,118
Series 3106, 2.00%, 06/10/2031	KRW	7,015,550	4,709
Series 3112, 2.38%, 12/10/2031	KRW	10,752,080	7,430
Series 3206, 3.38%, 06/10/2032	KRW	3,944,190	2,985
Series 3909, 1.13%, 09/10/2039	KRW	19,009,410	10,001
Series 4009, 1.50%, 09/10/2040	KRW	2,000,000	1,108
Series 4109, 1.88%, 09/10/2041	KRW	2,287,610	1,350
Series 4603, 2.00%, 03/10/2046	KRW	1,444,000	836
Series 4703, 2.13%, 03/10/2047	KRW	4,548,060	2,688
Series 4803, 2.63%, 03/10/2048	KRW	7,412,190	4,839
Series 4903, 2.00%, 03/10/2049	KRW	2,252,320	1,279
Series 5003, 1.50%, 03/10/2050	KRW	17,807,000	8,840
Series 5103, 1.88%, 03/10/2051	KRW	10,331,900	5,613
Series 6609, 1.50%, 09/10/2066	KRW	2,340,000	1,004
Series 7009, 1.63%, 09/10/2070	KRW	989,340	436
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	444
Reg. S, 0.05%, 09/06/2029	EUR	400	367
Reg. S, 0.13%, 03/07/2024	EUR	180	185
Reg. S, 1.25%, 02/23/2033	EUR	200	191
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	118	105
Reg. S, 0.63%, 01/27/2026	EUR	380	387
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	234

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	440
Reg. S, 0.10%, 01/18/2030	EUR	135	124
Reg. S, 0.13%, 11/24/2045	EUR	90	56
Reg. S, 0.63%, 01/26/2052	EUR	100	67
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	572
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	237
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	104
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	55
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	235
Reg. S, 0.13%, 01/13/2051	EUR	100	58
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	83
Reg. S, 1.13%, 05/30/2028	EUR	390	379
Reg. S, 1.38%, 05/16/2036	EUR	110	96
Reg. S, 1.88%, 02/19/2049	EUR	100	84
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	69
Reg. S, 0.50%, 07/28/2050	EUR	210	114
Reg. S, 0.75%, 05/06/2030	EUR	440	395
Reg. S, 2.13%, 06/01/2032	EUR	210	205
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	242
Reg. S, 0.00%, 11/13/2026	EUR	130	127
Reg. S, 0.00%, 04/28/2030	EUR	150	136
Malaysia Government Bond, (Malaysia),
Series 114, 4.18%, 07/15/2024	MYR	8,000	1,845
Series 118, 3.88%, 03/14/2025	MYR	2,000	458
Series 120, 4.07%, 06/15/2050	MYR	2,070	406
Series 122, 3.58%, 07/15/2032	MYR	13,150	2,822
Series 216, 4.74%, 03/15/2046	MYR	10,700	2,349
Series 217, 4.06%, 09/30/2024	MYR	12,000	2,758
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,461
Series 220, 2.63%, 04/15/2031	MYR	5,636	1,122
Series 307, 3.50%, 05/31/2027	MYR	2,000	443
Series 317, 4.76%, 04/07/2037	MYR	2,200	506
Series 318, 4.64%, 11/07/2033	MYR	10,000	2,276
Series 319, 3.48%, 06/14/2024	MYR	5,500	1,253
Series 418, 4.89%, 06/08/2038	MYR	11,600	2,656
Series 419, 3.83%, 07/05/2034	MYR	3,300	694
Series 518, 4.92%, 07/06/2048	MYR	1,800	403
Series 519, 3.76%, 05/22/2040	MYR	10,790	2,130
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	31,630	7,146
Series 217, 4.05%, 08/15/2024	MYR	3,090	711

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 218, 4.37%, 10/31/2028	MYR	7,600	1,736
Series 219, 4.47%, 09/15/2039	MYR	2,000	428
Series 222, 5.36%, 05/15/2052	MYR	1,780	423
Series 316, 4.07%, 09/30/2026	MYR	21,579	4,946
Series 0319, 3.73%, 03/31/2026	MYR	2,640	598
Series 417, 4.90%, 05/08/2047	MYR	521	116
Series 517, 4.76%, 08/04/2037	MYR	3,800	856
Series 519, 4.64%, 11/15/2049	MYR	2,995	640
Series 615, 4.79%, 10/31/2035	MYR	2,946	673
Series 617, 4.72%, 06/15/2033	MYR	3,000	691
Series 719, 3.15%, 05/15/2023	MYR	9,000	2,046
Metropolitano de Lisboa EPE, (Portugal), 7.30%, 12/23/2025	EUR	500	626
Mexican Bonos, (Mexico),
Series M, 7.75%, 05/29/2031	MXN	12,000	549
Series M 20, 7.50%, 06/03/2027	MXN	17,000	790
Series M 20, 8.50%, 05/31/2029	MXN	1,000	48
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	600	486
1.35%, 09/18/2027	EUR	1,575	1,452
1.63%, 04/08/2026	EUR	100	97
2.13%, 10/25/2051	EUR	600	344
3.00%, 03/06/2045	EUR	425	316
4.13%, 01/21/2026		280	280
4.60%, 02/10/2048		250	195
5.75%, 10/12/2110		50	41
6.75%, 02/06/2024	GBP	100	126
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	485
Reg. S, 1.00%, 01/23/2051	EUR	100	69
Reg. S, 1.38%, 11/21/2033	EUR	500	477
Reg. S, 1.50%, 07/12/2038	EUR	100	90
Reg. S, 1.50%, 04/11/2044	EUR	100	84
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	145
2.55%, 10/09/2029	CAD	300	213
2.80%, 12/03/2023	CAD	500	386
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 02/16/2037	EUR	200	148
Reg. S, 0.05%, 01/28/2030	EUR	374	340
0.13%, 09/25/2023	EUR	400	415
Reg. S, 0.25%, 06/07/2024	EUR	683	702
Reg. S, 0.38%, 09/28/2046	EUR	169	114
Reg. S, 0.75%, 10/04/2041	EUR	100	78
Reg. S, 1.00%, 03/01/2028	EUR	300	301
Reg. S, 1.25%, 05/27/2036	EUR	140	126
Reg. S, 1.50%, 06/15/2039	EUR	160	146
5.20%, 03/31/2025	CAD	1,000	814

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2024 (e)	EUR	446	464
0.00%, 01/15/2026	EUR	2,280	2,298
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	983
0.00%, 01/15/2029	EUR	890	848
Reg. S, 0.00%, 07/15/2030 (e)	EUR	764	708
Reg. S, 0.00%, 07/15/2031 (e)	EUR	1,167	1,059
Reg. S, 0.00%, 01/15/2038 (e)	EUR	642	497
Reg. S, 0.00%, 01/15/2052 (e)	EUR	814	490
Reg. S, 0.25%, 07/15/2025 (e)	EUR	354	363
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	770
Reg. S, 0.50%, 07/15/2032 (e)	EUR	440	409
Reg. S, 0.50%, 01/15/2040 (e)	EUR	540	443
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,503	1,537
Reg. S, 0.75%, 07/15/2028 (e)	EUR	390	394
Reg. S, 2.00%, 07/15/2024 (e)	EUR	1,274	1,369
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,458	2,763
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,388	1,699
Reg. S, 3.75%, 01/15/2042 (e)	EUR	1,261	1,701
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,291
Reg. S, 5.50%, 01/15/2028 (e)	EUR	666	854
New South Wales Treasury Corp., (Australia),
Reg. S, 1.00%, 02/08/2024	AUD	500	334
Reg. S, 1.25%, 03/20/2025	AUD	3,000	1,951
1.25%, 11/20/2030	AUD	1,800	990
Reg. S, 1.50%, 02/20/2032	AUD	1,000	540
Reg. S, 2.00%, 03/20/2031	AUD	1,900	1,103
Reg. S, 2.00%, 03/08/2033	AUD	3,500	1,933
2.25%, 05/07/2041	AUD	700	348
Reg. S, 2.50%, 11/22/2032	AUD	800	471
Reg. S, 3.00%, 03/20/2028	AUD	1,800	1,187
Reg. S, 3.00%, 02/20/2030	AUD	2,200	1,412
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	4,100	2,731
New Zealand Government Bond, (New Zealand),
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	1,700	1,039
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	472
Series 429, 3.00%, 04/20/2029	NZD	2,210	1,316
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	1,980	1,191
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	1,920	1,026
Series 524, 0.50%, 05/15/2024	NZD	5,500	3,252
Series 526, 0.50%, 05/15/2026	NZD	2,033	1,127
Series 528, 0.25%, 05/15/2028	NZD	6,400	3,269
Series 531, 1.50%, 05/15/2031	NZD	2,700	1,392
Series 532, 2.00%, 05/15/2032	NZD	1,090	577
Series 541, 1.75%, 05/15/2041	NZD	1,265	543
Series 551, 2.75%, 05/15/2051	NZD	633	302

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
New Zealand Local Government Funding Agency Bond, (New Zealand),
1.50%, 04/20/2029	NZD	2,500	1,297
Reg. S, 2.00%, 04/15/2037	NZD	1,570	684
3.50%, 04/14/2033	NZD	300	169
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	600	344
Reg. S, 2.75%, 04/21/2027	AUD	2,200	1,448
Norway Government Bond, (Norway),
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	618
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	189
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	2,520	243
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	295
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	3,320	319
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	283
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	2,794	243
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	1,987	186
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	5,080	454
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	253
Reg. S, 0.45%, 05/13/2025	EUR	2,700	2,736
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	808
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	1,800	1,828
Reg. S, 0.90%, 05/20/2041	EUR	1,050	799
Panama Government International Bond, (Panama), 4.50%, 04/16/2050		200	163
Peruvian Government International Bond, (Peru),
Reg. S, 1.95%, 11/17/2036	EUR	500	358
Reg. S, 2.75%, 01/30/2026	EUR	425	434
2.78%, 01/23/2031		110	94
3.23%, 07/28/2121		25	15
3.55%, 03/10/2051		50	37
Reg. S, 6.90%, 08/12/2037	PEN	1,000	236
Philippine Government International Bond, (Philippines),
1.65%, 06/10/2031		200	160
1.75%, 04/28/2041	EUR	500	352
9.50%, 02/02/2030		100	129

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	472	412
Reg. S, 0.48%, 10/18/2030 (e)	EUR	997	911
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,455	1,447
Reg. S, 0.90%, 10/12/2035 (e)	EUR	601	510
Reg. S, 1.00%, 04/12/2052 (e)	EUR	140	86
Reg. S, 1.15%, 04/11/2042 (e)	EUR	5	4
Reg. S, 1.65%, 07/16/2032 (e)	EUR	610	594
Reg. S, 1.95%, 06/15/2029 (e)	EUR	613	643
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,047	1,116
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,170	1,289
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	641
Reg. S, 3.88%, 02/15/2030 (e)	EUR	50	59
Reg. S, 4.10%, 04/15/2037 (e)	EUR	527	649
Reg. S, 4.10%, 02/15/2045 (e)	EUR	570	711
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	561
Reg. S, 5.65%, 02/15/2024 (e)	EUR	1,139	1,282
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	426	436
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	169
2.20%, 06/01/2026	CAD	600	444
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	243
7.25%, 09/01/2036		300	405
7.88%, 11/30/2023	CAD	620	509
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	363
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	136
Province of Ontario Canada, (Canada),
Reg. S, 0.25%, 12/15/2026	GBP	1,000	1,091
Reg. S, 0.50%, 12/15/2023	GBP	500	592
Reg. S, 0.63%, 04/17/2025	EUR	400	409
5.60%, 06/02/2035	CAD	300	265
Province of Quebec Canada, (Canada),
Reg. S, 0.88%, 05/04/2027	EUR	1,600	1,604
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,006
Reg. S, 2.38%, 01/22/2024	EUR	425	453
3.50%, 12/01/2045	CAD	200	139
Series PD, 7.50%, 09/15/2029		100	125
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	265
Queensland Treasury Corp., (Australia),
Reg. S, 1.50%, 03/02/2032 (e)	AUD	1,000	543
Reg. S, 1.50%, 08/20/2032 (e)	AUD	1,950	1,044
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,700	960
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,100	574
Reg. S, 2.25%, 04/16/2040 (e)	AUD	1,100	560
Reg. S, 2.25%, 11/20/2041 (e)	AUD	450	222
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,000	1,319

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,500	997
Series 23, Reg. S, 4.25%, 07/21/2023 (e)	AUD	3,500	2,452
Series 24, Reg. S, 5.75%, 07/22/2024	AUD	1,100	797
Series 25, Reg. S, 4.75%, 07/21/2025 (e)	AUD	2,000	1,428
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	679
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	1,800	1,184
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	3,100	2,071
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	179
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	310
Reg. S, 0.40%, 12/19/2036	EUR	817	782
Reg. S, 0.88%, 05/25/2027	EUR	100	100
Reg. S, 1.75%, 05/25/2031	EUR	500	508
Reg. S, 1.88%, 05/25/2032	EUR	100	101
Region of Ile de France, (France),
Reg. S, 0.50%, 06/14/2025	EUR	200	204
Reg. S, 3.63%, 03/27/2024	EUR	100	110
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	806
Reg. S, 0.25%, 05/03/2026	EUR	300	300
Reg. S, 0.38%, 10/22/2031	EUR	100	88
Reg. S, 0.50%, 06/22/2037	EUR	100	77
Reg. S, 1.05%, 06/22/2040	EUR	100	79
Reg. S, 1.38%, 04/06/2032	EUR	200	192
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	289
Reg. S, 0.00%, 02/20/2030 (e)	EUR	498	459
Reg. S, 0.00%, 02/20/2031 (e)	EUR	1,344	1,203
Reg. S, 0.00%, 10/20/2040 (e)	EUR	350	243
Reg. S, 0.25%, 10/20/2036 (e)	EUR	680	546
Reg. S, 0.50%, 04/20/2027 (e)	EUR	1,240	1,250
Reg. S, 0.50%, 02/20/2029 (e)	EUR	739	722
Reg. S, 0.70%, 04/20/2071 (e)	EUR	261	145
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,027
Reg. S, 0.75%, 02/20/2028 (e)	EUR	740	745
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,052	756
Reg. S, 0.85%, 06/30/2120 (e)	EUR	200	93
Reg. S, 0.90%, 02/20/2032 (e)	EUR	480	458
Reg. S, 1.20%, 10/20/2025 (e)	EUR	860	905
Reg. S, 1.50%, 02/20/2047 (e)	EUR	425	385
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	140
Reg. S, 1.75%, 10/20/2023 (e)	EUR	595	634
Reg. S, 1.85%, 05/23/2049 (e)	EUR	180	173
Reg. S, 2.10%, 09/20/2117 (e)	EUR	376	333
Reg. S, 2.40%, 05/23/2034 (e)	EUR	673	733

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 3.15%, 06/20/2044 (e)	EUR	468	570
Reg. S, 3.80%, 01/26/2062 (e)	EUR	210	299
Reg. S, 4.15%, 03/15/2037 (e)	EUR	705	925
Reg. S, 4.85%, 03/15/2026 (e)	EUR	911	1,084
Reg. S, 6.25%, 07/15/2027	EUR	133	173
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,569
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,782
2.88%, 10/17/2029		200	176
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,117
Reg. S, 5.13%, 07/31/2024	EUR	520	582
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,425
Republic of Poland Government Bond, (Poland),
Series 423, Zero Coupon, 04/25/2023	PLN	2,781	587
Series 424, 2.50%, 04/25/2024	PLN	1,639	335
Series 428, 2.75%, 04/25/2028	PLN	500	89
Series 429, 5.75%, 04/25/2029	PLN	530	112
Series 432, 1.75%, 04/25/2032	PLN	2,723	384
Series 447, 4.00%, 04/25/2047	PLN	373	49
Series 726, 2.50%, 07/25/2026	PLN	1,890	350
Series 727, 2.50%, 07/25/2027	PLN	7,710	1,377
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,182
Series 1026, 0.25%, 10/25/2026	PLN	2,890	483
Series 1029, 2.75%, 10/25/2029	PLN	3,773	644
Series 1030, 1.25%, 10/25/2030	PLN	1,213	176
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	439
Reg. S, 0.00%, 02/10/2025	EUR	60	59
Reg. S, 0.88%, 05/10/2027	EUR	1,000	963
Reg. S, 1.13%, 08/07/2026	EUR	925	916
Reg. S, 2.00%, 03/08/2049	EUR	53	43
Reg. S, 2.38%, 01/18/2036	EUR	500	448
Romania Government Bond, (Romania),
Series 3Y, 4.00%, 10/25/2023	RON	4,550	909
Series 5Y, 3.25%, 06/24/2026	RON	2,215	384
Series 5Y, 3.65%, 07/28/2025	RON	2,600	476
Series 5Y, 4.25%, 04/28/2036	RON	555	74
Series 7Y, 2.50%, 10/25/2027	RON	1,350	211
Series 10YR, 4.15%, 10/24/2030	RON	3,055	471
Romanian Government International Bond, (Romania),
Reg. S, 1.75%, 07/13/2030	EUR	500	373
Reg. S, 2.00%, 04/14/2033	EUR	800	542
Reg. S, 2.75%, 02/26/2026	EUR	15	15
Reg. S, 2.75%, 04/14/2041	EUR	400	244
Reg. S, 2.88%, 10/28/2024	EUR	775	811

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 3.38%, 02/08/2038	EUR	225	158
Reg. S, 3.38%, 01/28/2050	EUR	665	412
Reg. S, 3.62%, 05/26/2030	EUR	975	833
Russian Federal Bond — OFZ, (Russia),
Series 6221, 7.70%, 03/23/2033 (r) (bb)	RUB	1,000	1
Series 6228, 7.65%, 04/10/2030 (r) (bb)	RUB	67,000	104
Saitama Prefecture, (Japan), Series 7, 2.29%, 06/22/2029	JPY	500,000	4,198
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	100	94
Reg. S, 2.00%, 07/09/2039	EUR	600	480
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	206
Reg. S, 0.05%, 06/04/2029	EUR	300	278
Reg. S, 0.13%, 10/18/2024	EUR	500	511
Singapore Government Bond, (Singapore),
1.25%, 11/01/2026	SGD	5,000	3,374
1.63%, 07/01/2031	SGD	1,608	1,034
1.88%, 03/01/2050	SGD	2,293	1,287
2.00%, 02/01/2024	SGD	4,700	3,356
2.13%, 06/01/2026	SGD	3,044	2,137
2.25%, 08/01/2036	SGD	2,920	1,904
2.38%, 07/01/2039	SGD	1,140	741
2.63%, 05/01/2028	SGD	1,926	1,370
2.75%, 04/01/2042	SGD	783	532
2.75%, 03/01/2046	SGD	1,718	1,156
2.88%, 07/01/2029	SGD	800	575
2.88%, 09/01/2030	SGD	2,295	1,641
3.38%, 09/01/2033	SGD	1,650	1,227
3.50%, 03/01/2027	SGD	1,800	1,335
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	871
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	157
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	240	239
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	119	104
Series 238, Reg. S, 0.25%, 05/14/2025	EUR	400	406
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	660
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	157
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	285
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	130	82

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Slovenia Government Bond, (Slovenia),
Series RS66, Reg. S, 4.63%, 09/09/2024	EUR	319	364
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	566
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	110
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	178
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	135
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	112	100
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	532
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	179
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	48
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	197
Reg. S, 1.00%, 11/09/2031	EUR	300	285
Reg. S, 1.13%, 05/19/2027	EUR	400	409
Reg. S, 1.50%, 05/29/2037	EUR	300	275
Reg. S, 2.00%, 11/12/2026	CHF	300	325
Reg. S, 2.00%, 02/05/2048	EUR	100	88
4.70%, 06/01/2035	CAD	100	82
Reg. S, 5.00%, 10/10/2033	EUR	200	264
Reg. S, 5.00%, 03/11/2052	GBP	145	226
Reg. S, 5.25%, 12/07/2028	GBP	300	420
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.70%, 10/15/2060	EUR	300	158
Reg. S, 0.88%, 05/10/2046	EUR	100	71
Reg. S, 1.00%, 11/26/2051	EUR	200	134
Reg. S, 1.13%, 10/22/2028	EUR	700	704
Reg. S, 1.13%, 05/25/2034	EUR	300	273
Reg. S, 1.70%, 05/25/2050	EUR	300	252
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	283
Reg. S, 1.00%, 05/25/2040	EUR	100	78
Reg. S, 1.00%, 01/19/2061	EUR	100	54
Reg. S, 1.50%, 02/02/2029	EUR	100	102
Reg. S, 4.63%, 02/02/2024	EUR	300	333
Reg. S, 5.38%, 03/18/2027	GBP	400	542
South Australian Government Financing Authority, (Australia),
Reg. S, 2.00%, 05/23/2036	AUD	479	245
2.75%, 05/24/2030	AUD	2,500	1,565
Series 23, 4.25%, 11/20/2023	AUD	350	245
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	270
Series 26, Reg. S, 3.00%, 07/20/2026	AUD	1,600	1,073

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Spain Government Bond, (Spain),
Reg. S, 0.85%, 07/30/2037 (e)	EUR	1,923	1,528
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,458	2,391
Reg. S, 1.45%, 04/30/2029 (e)	EUR	3,920	3,966
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	3,786
Reg. S, 0.00%, 05/31/2024	EUR	509	523
0.00%, 01/31/2025	EUR	1,909	1,937
0.00%, 05/31/2025	EUR	1,920	1,932
0.00%, 01/31/2026	EUR	311	308
0.00%, 01/31/2027	EUR	620	601
Reg. S, 0.00%, 01/31/2028 (e)	EUR	618	585
Reg. S, 0.10%, 04/30/2031 (e)	EUR	1,740	1,506
0.35%, 07/30/2023	EUR	1,000	1,044
Reg. S, 0.50%, 04/30/2030 (e)	EUR	823	763
Reg. S, 0.50%, 10/31/2031 (e)	EUR	658	582
Reg. S, 0.60%, 10/31/2029 (e)	EUR	1,410	1,333
Reg. S, 0.70%, 04/30/2032 (e)	EUR	1,390	1,235
Reg. S, 0.80%, 07/30/2027 (e)	EUR	2,861	2,859
0.80%, 07/30/2029	EUR	890	857
Reg. S, 1.00%, 07/30/2042 (e)	EUR	393	294
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,930	1,242
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,031	1,611
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,031	1,067
Reg. S, 1.40%, 04/30/2028 (e)	EUR	666	680
Reg. S, 1.40%, 07/30/2028 (e)	EUR	871	887
Reg. S, 1.45%, 10/31/2027 (e)	EUR	1,840	1,894
Reg. S, 1.45%, 10/31/2071 (e)	EUR	499	291
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,376
Reg. S, 1.60%, 04/30/2025 (e)	EUR	1,005	1,061
Reg. S, 1.85%, 07/30/2035 (e)	EUR	2,233	2,128
Reg. S, 1.90%, 10/31/2052 (e)	EUR	342	270
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,578	2,741
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,382
Reg. S, 2.35%, 07/30/2033 (e)	EUR	1,491	1,537
Reg. S, 2.55%, 10/31/2032 (e)	EUR	480	503
Reg. S, 2.75%, 10/31/2024 (e)	EUR	1,693	1,842
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,523	1,574
Reg. S, 3.45%, 07/30/2066 (e)	EUR	970	1,055
Reg. S, 3.80%, 04/30/2024 (e)	EUR	1,457	1,603
Reg. S, 4.20%, 01/31/2037 (e)	EUR	923	1,141
Reg. S, 4.40%, 10/31/2023 (e)	EUR	1,070	1,173
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,326	1,528
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,064	1,418
Reg. S, 4.80%, 01/31/2024 (e)	EUR	818	909
Reg. S, 4.90%, 07/30/2040 (e)	EUR	999	1,356
Reg. S, 5.15%, 10/31/2028 (e)	EUR	2,146	2,676
Reg. S, 5.15%, 10/31/2044 (e)	EUR	971	1,389
5.75%, 07/30/2032	EUR	1,826	2,488
Reg. S, 5.90%, 07/30/2026 (e)	EUR	420	516
6.00%, 01/31/2029	EUR	1,430	1,876
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	1,223	1,261
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	1,014	1,002

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	159	100
Reg. S, 1.45%, 11/26/2038	EUR	180	164
State of Bremen, (Germany),
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	616
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	37
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	19
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	20
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	110	77
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	103
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	203	178
Reg. S, 0.88%, 12/10/2024	EUR	600	623
Reg. S, 1.38%, 06/10/2024	EUR	490	515
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	225
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 01/10/2031	EUR	479	425
Reg. S, 0.05%, 03/09/2035	EUR	277	218
Reg. S, 0.25%, 02/06/2024	EUR	325	336
Reg. S, 1.50%, 10/17/2029	EUR	200	205
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	317
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	134
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	150
Reg. S, 0.20%, 04/09/2030	EUR	294	270
Reg. S, 0.20%, 01/27/2051	EUR	80	47
Reg. S, 0.38%, 09/02/2050	EUR	373	234
Reg. S, 0.50%, 11/25/2039	EUR	110	84
Reg. S, 0.75%, 08/16/2041	EUR	360	281
Reg. S, 0.80%, 07/30/2049	EUR	100	72
Reg. S, 0.95%, 03/13/2028	EUR	144	145
Reg. S, 0.95%, 01/10/2121	EUR	195	88
Reg. S, 1.38%, 01/15/2120	EUR	164	95
Reg. S, 1.45%, 02/16/2043	EUR	100	88
Reg. S, 1.45%, 01/19/2122	EUR	150	90
Reg. S, 1.65%, 02/22/2038	EUR	110	104
Reg. S, 1.65%, 05/16/2047	EUR	230	209
Reg. S, 1.75%, 10/26/2057	EUR	172	153
Reg. S, 1.75%, 07/11/2068	EUR	104	88
Reg. S, 1.88%, 03/15/2024	EUR	630	669
Reg. S, 1.95%, 09/26/2078	EUR	154	135
Reg. S, 2.15%, 03/21/2119	EUR	226	193
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	654	502

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	102
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	374
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	364
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	218
Reg. S, 0.38%, 03/10/2051	EUR	200	125
Reg. S, 0.75%, 01/19/2026	EUR	725	741
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	47
State of Saxony-Anhalt, (Germany),
Reg. S, 0.50%, 03/24/2051	EUR	123	81
Reg. S, 1.88%, 04/10/2024	EUR	300	319
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	331	308
Reg. S, 0.50%, 03/22/2029	EUR	140	135
Reg. S, 0.63%, 08/31/2028	EUR	140	137
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 03/24/2031	EUR	103	91
Reg. S, 1.38%, 05/25/2029	EUR	380	388
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	239
Svensk Exportkredit AB, (Sweden), Zero Coupon, 05/11/2037		224	123
Sweden Government Bond, (Sweden),
Series 1053, 3.50%, 03/30/2039	SEK	3,010	366
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	3,590	369
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	4,040	394
Series 1058, Reg. S, 2.50%, 05/12/2025 (e)	SEK	5,100	507
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	450
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	6,075	560
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	4,450	405
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	640	47
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	38
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	7,465	635
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	731

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	240	239
Reg. S, 0.00%, 06/26/2034	CHF	679	626
Reg. S, 0.00%, 07/24/2039	CHF	629	532
Reg. S, 0.50%, 05/27/2030	CHF	330	337
Reg. S, 0.50%, 06/27/2032	CHF	260	259
Reg. S, 0.50%, 06/28/2045	CHF	110	98
Reg. S, 0.50%, 05/24/2055	CHF	32	26
Reg. S, 0.50%, 05/30/2058	CHF	160	129
Reg. S, 1.25%, 06/11/2024	CHF	410	439
Reg. S, 1.25%, 06/27/2037	CHF	300	316
Reg. S, 1.50%, 07/24/2025	CHF	190	207
Reg. S, 1.50%, 04/30/2042	CHF	140	152
Reg. S, 2.00%, 06/25/2064	CHF	111	142
Reg. S, 2.25%, 06/22/2031	CHF	52	60
Reg. S, 3.25%, 06/27/2027	CHF	510	605
Reg. S, 4.00%, 04/08/2028	CHF	273	340
Reg. S, 4.00%, 01/06/2049	CHF	180	302
Tasmanian Public Finance Corp., (Australia), Reg. S, 2.25%, 01/22/2032	AUD	650	378
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	108,000	3,021
1.60%, 12/17/2029	THB	54,000	1,408
1.88%, 06/17/2049	THB	107,164	1,929
2.00%, 12/17/2031	THB	151,412	3,994
2.00%, 06/17/2042	THB	19,000	403
2.13%, 12/17/2026	THB	157,364	4,395
2.40%, 12/17/2023	THB	220,000	6,314
2.88%, 12/17/2028	THB	124,165	3,549
2.88%, 06/17/2046	THB	15,000	353
3.30%, 06/17/2038	THB	232,300	6,290
3.40%, 06/17/2036	THB	25,000	695
3.60%, 06/17/2067	THB	53,000	1,197
3.65%, 06/20/2031	THB	110,000	3,303
4.00%, 06/17/2066	THB	25,620	636
Tokyo Metropolitan Government, (Japan),
Reg. S, 0.75%, 07/16/2025		1,000	920
Series 716, 0.77%, 12/20/2022	JPY	100,000	740
Series 726, 0.73%, 12/20/2023	JPY	1,800,000	13,407
Series 727, 0.72%, 12/20/2023	JPY	1,200,000	8,937
Series 747, 0.48%, 09/19/2025	JPY	200,000	1,494
Treasury Corp. of Victoria, (Australia),
0.50%, 11/20/2025	AUD	2,500	1,552
1.00%, 11/20/2023	AUD	3,650	2,449
1.25%, 11/19/2027	AUD	1,600	963

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.50%, 11/20/2030	AUD	2,230	1,250
Reg. S, 1.50%, 09/10/2031	AUD	2,400	1,311
Reg. S, 2.00%, 09/17/2035	AUD	1,100	569
2.25%, 09/15/2033	AUD	900	503
Reg. S, 2.25%, 11/20/2034	AUD	3,800	2,070
2.25%, 11/20/2041	AUD	878	431
Reg. S, 2.50%, 10/22/2029	AUD	2,000	1,244
Reg. S, 3.00%, 10/20/2028	AUD	1,200	783
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	191
U.S. Treasury Note, 2.63%, 04/15/2025		3,000	2,970
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	91
Reg. S, 0.00%, 11/19/2030	EUR	200	177
Reg. S, 0.10%, 11/25/2026	EUR	600	589
Reg. S, 0.25%, 11/25/2029	EUR	1,000	929
Reg. S, 0.25%, 07/16/2035	EUR	300	239
Reg. S, 0.50%, 03/20/2029	EUR	500	481
Reg. S, 0.63%, 03/03/2026	EUR	100	101
Reg. S, 0.88%, 10/25/2022	EUR	800	841
Reg. S, 1.25%, 10/21/2027	EUR	200	205
Reg. S, 1.25%, 05/25/2033	EUR	200	189
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2024	GBP	2,308	2,728
Reg. S, 0.13%, 01/30/2026	GBP	1,730	1,978
Reg. S, 0.13%, 01/31/2028	GBP	1,457	1,602
Reg. S, 0.25%, 01/31/2025	GBP	950	1,106
Reg. S, 0.25%, 07/31/2031	GBP	3,026	3,088
Reg. S, 0.38%, 10/22/2026	GBP	2,947	3,354
Reg. S, 0.38%, 10/22/2030	GBP	2,152	2,274
Reg. S, 0.50%, 01/31/2029	GBP	660	725
Reg. S, 0.50%, 10/22/2061	GBP	1,282	806
Reg. S, 0.63%, 06/07/2025	GBP	3,618	4,250
Reg. S, 0.63%, 07/31/2035	GBP	3,324	3,182
Reg. S, 0.63%, 10/22/2050	GBP	2,811	2,088
Reg. S, 0.88%, 10/22/2029	GBP	2,830	3,174
Reg. S, 0.88%, 07/31/2033	GBP	831	865
Reg. S, 0.88%, 01/31/2046	GBP	1,599	1,349
Reg. S, 1.00%, 04/22/2024	GBP	1,510	1,809
Reg. S, 1.00%, 01/31/2032	GBP	482	522
Reg. S, 1.13%, 01/31/2039	GBP	486	474
Reg. S, 1.13%, 10/22/2073	GBP	687	537
Reg. S, 1.25%, 07/22/2027	GBP	3,061	3,608
Reg. S, 1.25%, 10/22/2041	GBP	2,541	2,452
Reg. S, 1.25%, 07/31/2051	GBP	1,616	1,434
Reg. S, 1.50%, 07/22/2026	GBP	2,020	2,416
Reg. S, 1.50%, 07/22/2047	GBP	1,583	1,529
Reg. S, 1.50%, 07/31/2053	GBP	430	407
Reg. S, 1.63%, 10/22/2028	GBP	2,625	3,130
Reg. S, 1.63%, 10/22/2054	GBP	1,301	1,263
Reg. S, 1.63%, 10/22/2071	GBP	1,320	1,264
Reg. S, 1.75%, 09/07/2037	GBP	1,959	2,132

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 1.75%, 01/22/2049	GBP	1,550	1,577
Reg. S, 1.75%, 07/22/2057	GBP	1,744	1,751
Reg. S, 2.00%, 09/07/2025	GBP	2,463	3,005
Reg. S, 2.25%, 09/07/2023	GBP	3,820	4,663
Reg. S, 2.50%, 07/22/2065	GBP	1,192	1,483
Reg. S, 2.75%, 09/07/2024	GBP	2,780	3,440
Reg. S, 3.25%, 01/22/2044	GBP	2,600	3,470
Reg. S, 3.50%, 01/22/2045	GBP	3,037	4,219
Reg. S, 3.50%, 07/22/2068	GBP	1,179	1,864
Reg. S, 3.75%, 07/22/2052	GBP	1,257	1,903
Reg. S, 4.00%, 01/22/2060	GBP	1,508	2,516
Reg. S, 4.25%, 12/07/2027	GBP	1,620	2,196
Reg. S, 4.25%, 06/07/2032	GBP	2,130	3,049
Reg. S, 4.25%, 03/07/2036	GBP	1,449	2,105
Reg. S, 4.25%, 09/07/2039	GBP	894	1,330
Reg. S, 4.25%, 12/07/2040	GBP	2,095	3,149
Reg. S, 4.25%, 12/07/2046	GBP	3,998	6,262
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,387	2,216
Reg. S, 4.25%, 12/07/2055	GBP	1,379	2,322
Reg. S, 4.50%, 09/07/2034	GBP	1,799	2,661
Reg. S, 4.50%, 12/07/2042	GBP	1,407	2,212
Reg. S, 4.75%, 12/07/2030	GBP	2,676	3,921
Reg. S, 4.75%, 12/07/2038	GBP	1,679	2,633
Reg. S, 5.00%, 03/07/2025	GBP	1,348	1,770
Reg. S, 6.00%, 12/07/2028	GBP	912	1,378
United States International Development Finance Corp., 3.37%, 10/05/2034		90	88
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	49
5.10%, 06/18/2050		100	101
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	93
Reg. S, 1.75%, 05/25/2031	EUR	200	204
3.88%, 12/29/2025	EUR	500	566
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	692	392
Reg. S, 1.75%, 10/22/2031	AUD	800	451
Reg. S, 2.25%, 07/23/2041	AUD	590	296
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	2,800	1,904
Series 25, Reg. S, 5.00%, 07/23/2025	AUD	2,000	1,437
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	269
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,400	936

Total Foreign Government Securities (Cost $4,345,199)			3,650,975

Mortgage-Backed Securities — 19.0%
FHLMC Gold Pool,
3.00%, 10/01/2046		202	187
3.50%, 12/01/2044		421	404

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.50%, 06/01/2045	840	807
3.50%, 05/01/2046	163	156
3.50%, 10/01/2046	221	213
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029	6,804	6,793
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	20	19
3.00%, 12/01/2046	32	30
4.00%, 08/01/2040	303	307
4.00%, 10/01/2040	2,687	2,724
4.00%, 11/01/2040	637	646
4.00%, 11/01/2047	1,977	1,991
4.00%, 01/01/2048	42	42
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.58%, 01/01/2050 (aa)	68	69
FHLMC Pool,
3.50%, 02/01/2043	75	73
3.50%, 02/01/2044	95	93
6.00%, 08/01/2035	56	58
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	418	382
1.50%, 03/01/2036	633	577
1.50%, 02/01/2037	894	815
2.00%, 12/01/2035	832	779
2.00%, 02/01/2036	5,745	5,385
2.00%, 03/01/2036	473	443
2.00%, 05/01/2036	2,887	2,706
2.00%, 08/01/2036	1,379	1,292
2.00%, 10/01/2036	732	686
2.00%, 11/01/2036	4,084	3,825
2.00%, 12/01/2036	407	382
2.00%, 01/01/2037	4,906	4,596
2.00%, 04/01/2037	1,295	1,213
2.00%, 05/01/2037	1,118	1,047
2.00%, 06/01/2037	2,113	1,977
2.50%, 07/01/2032	2,731	2,682
2.50%, 10/01/2035	9,240	8,893
2.50%, 07/01/2036	1,489	1,425
2.50%, 04/01/2037	173	165
3.00%, 04/01/2028	53	53
3.00%, 10/01/2028	1,613	1,609
3.00%, 04/01/2029	63	62
3.00%, 05/01/2030	6	6
3.00%, 06/01/2030	765	763
3.00%, 11/01/2030	135	135
3.00%, 11/01/2031	50	50
3.00%, 11/01/2032	134	132
3.00%, 01/01/2033	64	63
3.50%, 11/01/2025	493	492
3.50%, 09/01/2033	363	363
3.50%, 02/01/2034	893	889
3.50%, 05/01/2035	695	702

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 12/01/2035	172	171
3.50%, 02/01/2036	276	275
4.00%, 07/01/2025	30	30
4.00%, 05/01/2026	21	21
4.00%, 07/01/2029	504	510
4.00%, 11/01/2033	583	590
4.00%, 01/01/2034	19	19
FHLMC Pool, Single Family, 20 years,
3.50%, 06/01/2039	309	303
3.50%, 07/01/2039	181	176
3.50%, 08/01/2039	682	667
3.50%, 09/01/2039	407	398
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	30	25
1.50%, 04/01/2051	54	45
1.50%, 05/01/2051	5,846	4,873
1.50%, 07/01/2051	982	818
2.00%, 09/01/2050	789	689
2.00%, 10/01/2050	4,067	3,554
2.00%, 02/01/2051	4,329	3,782
2.00%, 03/01/2051	3,170	2,770
2.00%, 05/01/2051	12,252	10,673
2.00%, 06/01/2051	1,456	1,272
2.00%, 07/01/2051	1,487	1,300
2.00%, 10/01/2051	1,911	1,671
2.00%, 11/01/2051	6,172	5,393
2.00%, 12/01/2051	4,794	4,183
2.00%, 02/01/2052	2,317	2,024
2.00%, 03/01/2052	861	752
2.50%, 11/01/2050	24,732	22,336
2.50%, 12/01/2050	856	774
2.50%, 04/01/2051	437	394
2.50%, 08/01/2051	15,737	14,324
2.50%, 11/01/2051	958	865
2.50%, 03/01/2052	2,605	2,354
2.50%, 04/01/2052	1,341	1,211
3.00%, 02/01/2049	2,467	2,347
3.00%, 11/01/2049	1,909	1,791
3.00%, 05/01/2050	4,037	3,809
3.00%, 07/01/2050	1,849	1,734
3.00%, 08/01/2050	4,428	4,165
3.00%, 06/01/2051	3,520	3,291
3.00%, 07/01/2051	6,208	5,876
3.00%, 11/01/2051	2,236	2,090
3.00%, 12/01/2051	5,112	4,777
3.00%, 02/01/2052	1,740	1,625
3.00%, 03/01/2052	3,302	3,089
3.00%, 04/01/2052	7,019	6,568
3.50%, 11/01/2047	374	366
3.50%, 02/01/2048	1,989	1,946
3.50%, 03/01/2048	336	329
3.50%, 05/01/2048	4,385	4,294
3.50%, 06/01/2048	5	5
3.50%, 01/01/2049	58	57

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.50%, 02/01/2049	614	602
3.50%, 09/01/2049	1,187	1,156
3.50%, 10/01/2049	2,312	2,249
3.50%, 04/01/2050	3,423	3,334
3.50%, 11/01/2051	518	500
3.50%, 01/01/2052	462	445
3.50%, 04/01/2052	991	957
4.00%, 10/01/2048	3,135	3,141
4.00%, 04/01/2049	2,676	2,681
4.00%, 09/01/2049	1,669	1,673
4.00%, 05/01/2050	1,167	1,167
4.00%, 08/01/2050	1,478	1,469
4.00%, 09/01/2050	10,820	10,789
4.50%, 12/01/2047	198	201
4.50%, 03/01/2048	217	219
4.50%, 04/01/2048	630	636
4.50%, 08/01/2048	25	26
4.50%, 09/01/2048	853	860
4.50%, 08/01/2049	1,573	1,609
4.50%, 10/01/2050	4,313	4,359
5.00%, 12/01/2049	464	486
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 07/01/2036 (w)	7,791	7,099
TBA, 2.00%, 06/01/2037 (w)	3,064	2,865
TBA, 2.50%, 07/01/2037 (w)	15,600	14,919
TBA, 3.00%, 07/01/2037 (w)	3,025	2,958
TBA, 3.50%, 07/01/2037 (w)	2,325	2,313
TBA, 4.00%, 07/01/2036 (w)	4,700	4,743
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 07/01/2052 (w)	8,275	6,886
TBA, 2.00%, 07/01/2052 (w)	4,748	4,129
TBA, 2.00%, 08/01/2052 (w)	2,000	1,737
TBA, 2.50%, 07/01/2052 (w)	46,024	41,468
TBA, 3.00%, 07/01/2052 (w)	62,352	58,142
TBA, 3.00%, 08/01/2052 (w)	47,300	44,051
TBA, 3.00%, 09/01/2052 (w)	5,000	4,650
TBA, 3.50%, 07/01/2052 (w)	33,774	32,530
TBA, 3.50%, 08/01/2052 (w)	90,435	86,991
TBA, 4.00%, 07/01/2052 (w)	38,600	38,108
TBA, 4.00%, 08/01/2052 (w)	53,500	52,721
TBA, 4.50%, 07/01/2052 (w)	5,350	5,377
TBA, 5.00%, 07/01/2052 (w)	2,775	2,835
TBA, 5.50%, 07/01/2052 (w)	200	208
FNMA Pool,
3.00%, 05/01/2045	362	336
3.00%, 03/01/2060	21,768	20,436
3.01%, 04/01/2032	4,189	3,976
3.44%, 01/01/2037	326	314
3.50%, 08/01/2032	80	78
3.50%, 12/01/2042	164	161
3.50%, 04/01/2043	248	244
3.50%, 11/01/2043	122	119

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 02/01/2045	291	285
3.50%, 02/01/2048	866	832
3.50%, 09/01/2048	90	86
3.50%, 07/01/2049	299	286
4.00%, 04/01/2041	138	138
4.00%, 08/01/2046	122	123
5.39%, 07/01/2024	594	601
FNMA Pool, 10 years,
2.00%, 11/01/2027	542	518
3.50%, 07/01/2024	160	160
3.50%, 09/01/2027	202	202
3.50%, 12/01/2028	84	83
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	997	943
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	600	547
1.50%, 11/01/2036	545	497
1.50%, 02/01/2037	1,472	1,343
1.50%, 03/01/2037	1,478	1,348
2.00%, 02/01/2028	18	17
2.00%, 09/01/2028	148	145
2.00%, 11/01/2028	146	143
2.00%, 07/01/2032	11	11
2.00%, 12/01/2035	940	880
2.00%, 02/01/2036	7,127	6,674
2.00%, 03/01/2036	543	508
2.00%, 08/01/2036	1,324	1,240
2.00%, 11/01/2036	2,639	2,472
2.00%, 12/01/2036	1,322	1,238
2.00%, 01/01/2037	649	608
2.00%, 05/01/2037	784	734
2.50%, 08/01/2035	276	265
2.50%, 03/01/2036	2,541	2,437
2.50%, 07/01/2036	1,026	983
2.50%, 03/01/2037	272	260
2.50%, 04/01/2037	467	448
2.50%, 05/01/2037	147	141
3.00%, 04/01/2027	717	715
3.00%, 11/01/2027	50	50
3.00%, 02/01/2028	322	322
3.00%, 10/01/2029	82	82
3.00%, 03/01/2030	54	54
3.00%, 05/01/2030	30	30
3.00%, 07/01/2030	27	27
3.00%, 09/01/2030	803	801
3.00%, 12/01/2030	39	39
3.00%, 04/01/2031	127	126
3.00%, 12/01/2031	279	279
3.00%, 07/01/2032	120	119
3.00%, 01/01/2033	83	82
3.00%, 07/01/2033	133	132
3.00%, 02/01/2034	1,619	1,607
3.00%, 12/01/2035	716	714
3.50%, 12/01/2025	271	270

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.50%, 01/01/2026	776	774
3.50%, 07/01/2031	87	87
3.50%, 07/01/2034	569	570
3.50%, 03/01/2035	1,786	1,788
3.50%, 04/01/2035	1,060	1,058
3.50%, 05/01/2035	106	107
3.50%, 06/01/2035	326	326
4.00%, 03/01/2025	114	115
4.00%, 06/01/2026	113	114
4.00%, 08/01/2026	69	69
4.00%, 08/01/2027	67	68
4.00%, 12/01/2028	24	24
4.00%, 04/01/2033	690	703
4.00%, 10/01/2033	103	106
4.00%, 11/01/2033	611	618
4.00%, 12/01/2033	24	24
4.00%, 03/01/2035	1,906	1,927
FNMA Pool, Single Family, 20 years,
3.50%, 03/01/2037	553	556
3.50%, 08/01/2038	123	120
3.50%, 04/01/2039	16	15
3.50%, 08/01/2039	195	190
4.50%, 06/01/2039	37	38
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,441	1,203
1.50%, 06/01/2051	2,195	1,831
1.50%, 07/01/2051	1,317	1,099
2.00%, 07/01/2050	1,563	1,366
2.00%, 09/01/2050	1,369	1,196
2.00%, 10/01/2050	1,032	904
2.00%, 12/01/2050	8,582	7,500
2.00%, 01/01/2051	4,468	3,905
2.00%, 02/01/2051	1,457	1,273
2.00%, 03/01/2051	2,223	1,943
2.00%, 04/01/2051	4,053	3,543
2.00%, 05/01/2051	959	839
2.00%, 06/01/2051	6,442	5,629
2.00%, 07/01/2051	3,327	2,908
2.00%, 10/01/2051	20,210	17,642
2.00%, 11/01/2051	2,448	2,144
2.00%, 02/01/2052	79,131	68,950
2.00%, 03/01/2052	18,700	16,339
2.00%, 12/01/2051 (hh)	17,107	14,925
2.50%, 08/01/2046	5,798	5,271
2.50%, 08/01/2050	19	18
2.50%, 10/01/2050	9,326	8,446
2.50%, 12/01/2050	13,750	12,416
2.50%, 02/01/2051	1,990	1,800
2.50%, 03/01/2051	5,742	5,202
2.50%, 04/01/2051	7,019	6,347
2.50%, 07/01/2051	1,897	1,714
2.50%, 08/01/2051	4,176	3,780
2.50%, 11/01/2051	5,693	5,140
2.50%, 12/01/2051	15,168	13,704

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

2.50%, 03/01/2052	12,333	11,136
2.50%, 04/01/2052	5,115	4,620
2.50%, 01/01/2052 (hh)	17,342	15,658
3.00%, 08/01/2046	1,314	1,245
3.00%, 04/01/2048	6,835	6,541
3.00%, 01/01/2050	3,535	3,333
3.00%, 03/01/2050	1,735	1,637
3.00%, 07/01/2050	12,307	11,540
3.00%, 08/01/2050	3,474	3,258
3.00%, 12/01/2050	4,441	4,182
3.00%, 01/01/2051	1,684	1,576
3.00%, 05/01/2051	11,911	11,136
3.00%, 06/01/2051	7,739	7,233
3.00%, 07/01/2051	1,697	1,586
3.00%, 08/01/2051	1,425	1,340
3.00%, 10/01/2051	3,561	3,328
3.00%, 11/01/2051	3,747	3,502
3.00%, 12/01/2051	2,838	2,653
3.00%, 02/01/2052	863	808
3.00%, 03/01/2052	3,240	3,026
3.00%, 04/01/2052	12,445	11,629
3.00%, 05/01/2052	1,482	1,386
3.50%, 12/01/2045	2,256	2,205
3.50%, 07/01/2046	4,455	4,363
3.50%, 07/01/2047	496	486
3.50%, 09/01/2047	71	70
3.50%, 10/01/2047	1,494	1,463
3.50%, 02/01/2048	2,399	2,349
3.50%, 03/01/2048	216	212
3.50%, 03/01/2049	385	376
3.50%, 06/01/2049	3,175	3,101
3.50%, 04/01/2050	193	188
3.50%, 05/01/2050	4,330	4,209
3.50%, 07/01/2050	11,966	11,620
3.50%, 01/01/2051	865	838
3.50%, 03/01/2052	15,591	15,239
3.50%, 04/01/2052	2,978	2,874
3.50%, 05/01/2052	19,329	18,683
4.00%, 04/01/2039	1,610	1,630
4.00%, 03/01/2042	652	662
4.00%, 04/01/2043	246	249
4.00%, 02/01/2045	272	276
4.00%, 09/01/2046	164	166
4.00%, 09/01/2047	46	46
4.00%, 10/01/2047	571	573
4.00%, 03/01/2048	87	88
4.00%, 04/01/2048	483	485
4.00%, 06/01/2048	33	33
4.00%, 08/01/2048	145	145
4.00%, 03/01/2049	1,363	1,365
4.00%, 06/01/2049	1,359	1,362
4.00%, 11/01/2049	245	245
4.00%, 05/01/2050	1,118	1,111
4.00%, 03/01/2051	2,920	2,915

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
4.50%, 05/01/2047	3	3
4.50%, 11/01/2047	681	694
4.50%, 01/01/2048	709	720
4.50%, 04/01/2048	36	36
4.50%, 08/01/2048	19	19
4.50%, 09/01/2048	498	505
4.50%, 02/01/2049	6,035	6,074
4.50%, 05/01/2049	539	544
4.50%, 08/01/2049	12	12
4.50%, 01/01/2050	498	513
4.50%, 04/01/2050	8,243	8,295
4.50%, 06/01/2052	1,417	1,426
5.00%, 09/01/2049	1,236	1,285
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	237	224
3.00%, 03/15/2050	18	17
GNMA II Pool,
2.50%, 12/20/2049	286	260
3.00%, 01/20/2047	127	119
3.00%, 08/20/2050	743	698
3.50%, 06/20/2048	57	56
3.50%, 07/20/2048	47	45
3.50%, 08/20/2049	110	106
3.50%, 11/20/2049	183	177
3.50%, 07/20/2050	216	209
4.00%, 11/20/2041	27	28
4.00%, 10/20/2050	345	340
4.50%, 08/20/2040	21	22
4.50%, 10/20/2040	47	49
GNMA II Pool, ARM,
(ICE LIBOR USD 1 Month + 2.21%), 2.65%, 02/20/2071 (aa)	3,956	4,081
(ICE LIBOR USD 1 Month + 2.21%), 2.65%, 10/20/2071 (aa)	13,070	13,468
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	3,686	3,456
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	337	288
2.00%, 07/20/2050	174	156
2.00%, 08/20/2050	5,559	4,980
2.00%, 11/20/2050	1,938	1,734
2.00%, 12/20/2050	3,211	2,870
2.00%, 02/20/2051	1,177	1,051
2.00%, 10/20/2051	9,092	8,106
2.00%, 12/20/2051	6,092	5,431
2.50%, 01/20/2051	355	327
2.50%, 02/20/2051	2,690	2,476
2.50%, 05/20/2051	7,307	6,728
2.50%, 07/20/2051	9,285	8,547
2.50%, 08/20/2051	1,746	1,604
2.50%, 11/20/2051	3,935	3,622
2.50%, 12/20/2051	4,294	3,951
3.00%, 03/20/2045	114	110
3.00%, 09/20/2046	2,473	2,374

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.00%, 10/20/2047	499	476
3.00%, 04/20/2049	37	36
3.00%, 07/20/2050	4,562	4,323
3.00%, 08/20/2050	7,221	6,845
3.00%, 10/20/2051	2,445	2,313
3.00%, 11/20/2051	4,073	3,852
3.00%, 12/20/2051	986	932
3.00%, 01/20/2052	9,229	8,723
3.00%, 02/20/2052	392	370
3.00%, 04/20/2052	3,821	3,610
3.50%, 09/20/2045	3,088	3,056
3.50%, 09/20/2047	4,017	3,976
3.50%, 08/20/2048	207	204
3.50%, 11/20/2048	246	242
3.50%, 12/20/2048	7	6
3.50%, 07/20/2049	1,171	1,147
3.50%, 09/20/2049	980	960
3.50%, 12/20/2049	492	480
3.50%, 01/20/2050	735	717
3.50%, 04/20/2050	146	143
3.50%, 01/20/2052	3,232	3,150
3.50%, 02/20/2052	2,268	2,210
4.00%, 07/20/2048	1,203	1,210
4.00%, 09/20/2048	2,024	2,034
4.00%, 11/20/2048	35	35
4.00%, 12/20/2048	1,021	1,019
4.00%, 05/20/2049	637	639
4.00%, 12/20/2050	2,964	2,968
4.50%, 03/20/2047	511	533
4.50%, 06/20/2047	934	979
4.50%, 07/20/2047	1,830	1,898
4.50%, 10/20/2047	364	379
4.50%, 11/20/2047	1,130	1,161
4.50%, 05/20/2048	8,942	9,268
4.50%, 09/20/2048	779	779
4.50%, 11/20/2048	857	887
4.50%, 01/20/2049	2,251	2,304
4.50%, 05/20/2049	289	287
4.50%, 10/20/2049	808	823
5.00%, 12/20/2048	244	254
5.00%, 06/20/2049	440	453
GNMA Pool, TBA, 4.50%, 08/01/2052	1,600	1,619
GNMA, Single Family, 30 years,
TBA, 2.00%, 07/01/2050 (w)	4,222	3,756
TBA, 2.50%, 07/21/2052 (w)	10,761	9,865
TBA, 3.00%, 07/01/2052 (w)	21,196	19,997
TBA, 3.50%, 07/01/2052 (w)	17,180	16,718
TBA, 4.00%, 07/01/2052 (w)	3,900	3,887
TBA, 4.00%, 08/01/2052 (w)	7,200	7,160
TBA, 4.50%, 07/01/2052 (w)	1,850	1,879
TBA, 5.00%, 07/01/2052 (w)	675	692

Total Mortgage-Backed Securities (Cost $1,444,634)		1,367,644

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	150	160

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	91
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037	5	5
Rev., 4.35%, 06/01/2041	5	5
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	12
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	56
Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	39
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	28
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series N, Rev., 3.26%, 05/15/2060	50	37
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	64
GO, 7.55%, 04/01/2039	50	68
GO, 7.60%, 11/01/2040	50	69
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	41
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	18
Series BJ, Rev., 3.07%, 05/15/2051	5	4

		537

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	898

Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	93

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — 0.0% (g)
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	34
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	100

		134

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,185

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	104
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	12

		116

Michigan — 0.0% (g)
University of Michigan, Taxable,
Series B, Rev., 2.56%, 04/01/2050	25	18
Series C, Rev., 3.60%, 04/01/2047	14	13

		31

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	29

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	29
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	40

		69

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	28
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	35
Port Authority of New York & New Jersey, Consolidated,
Series 174, Rev., 4.46%, 10/01/2062	50	48
Series 21, Rev., 3.29%, 08/01/2069	40	30

		141

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Municipal Bonds — continued
Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	8
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	57

		65

Pennsylvania — 0.0% (g)
City of Philadelphia Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	8

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	24
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	33
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048	15	11
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	415
Series C, Rev., 3.09%, 11/01/2040	100	83
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	15	20
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044	10	7
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046	10	11

		604

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	35

Total Municipal Bonds (Cost $5,145)		4,105

U.S. Government Agency Securities — 0.3%
Federal Farm Credit Banks Funding Corp., 5.48%, 06/27/2042	1,000	998
FHLBs,
0.50%, 04/14/2025	2,000	1,867
3.25%, 11/16/2028	650	654
5.50%, 07/15/2036	200	242
FHLMC,
Zero Coupon, 12/14/2029	1,320	1,034
0.13%, 07/25/2022	5	5
0.25%, 08/24/2023	2,650	2,571
0.38%, 07/21/2025	1,000	923
1.50%, 02/12/2025	107	103
6.25%, 07/15/2032	207	258
6.75%, 03/15/2031	400	503

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

FHLMC Coupon STRIPs, Zero Coupon, 03/15/2030		235	184
FHLMC STRIPs, Zero Coupon, 03/15/2031		700	521
FNMA,
0.25%, 05/22/2023		3,000	2,932
0.30%, 08/03/2023		100	97
0.35%, 08/18/2023		1,500	1,458
0.88%, 08/05/2030		1,310	1,085
5.38%, 12/07/2028	GBP	460	652
6.25%, 05/15/2029		1,000	1,187
FNMA Interest STRIP, Zero Coupon, 07/15/2030		177	137
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		166	137
Zero Coupon, 10/15/2028		400	324
Zero Coupon, 07/15/2029		115	91
Zero Coupon, 01/15/2030		950	737
Zero Coupon, 04/15/2030		995	761
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030		50	39
Tennessee Valley Authority,
4.63%, 06/07/2043	GBP	200	287
5.88%, 04/01/2036		400	487

Total U.S. Government Agency Securities (Cost $22,158)			20,274

U.S. Treasury Obligations — 7.9%
U.S. Treasury Bonds,
1.13%, 05/15/2040		6,482	4,539
1.13%, 08/15/2040		3,225	2,242
1.25%, 05/15/2050 (jj)		9,680	6,214
1.38%, 11/15/2040		770	558
1.38%, 08/15/2050		3,626	2,409
1.63%, 11/15/2050		2,600	1,845
1.75%, 08/15/2041		750	574
1.88%, 02/15/2041		1,200	946
1.88%, 02/15/2051		2,700	2,043
1.88%, 11/15/2051		2,730	2,066
2.00%, 11/15/2041		2,800	2,237
2.00%, 02/15/2050		4,169	3,259
2.00%, 08/15/2051		3,850	3,001
2.25%, 05/15/2041		3,100	2,601
2.25%, 08/15/2046		2,440	1,982
2.25%, 08/15/2049		3,300	2,730
2.25%, 02/15/2052		4,200	3,486
2.38%, 02/15/2042		2,650	2,260
2.38%, 11/15/2049		2,200	1,873
2.38%, 05/15/2051		4,750	4,043
2.50%, 02/15/2045		6,420	5,481
2.50%, 02/15/2046		1,000	854
2.50%, 05/15/2046		2,370	2,023
2.75%, 11/15/2042		2,000	1,801
2.75%, 08/15/2047		900	811
2.75%, 11/15/2047		900	812

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
2.88%, 05/15/2043	2,220	2,036
2.88%, 08/15/2045	1,185	1,084
2.88%, 11/15/2046	1,500	1,378
2.88%, 05/15/2049	3,000	2,819
2.88%, 05/15/2052	1,400	1,333
3.00%, 05/15/2042	1,000	942
3.00%, 11/15/2044	900	839
3.00%, 05/15/2045	1,730	1,615
3.00%, 11/15/2045	4,229	3,956
3.00%, 02/15/2047	338	318
3.00%, 05/15/2047	500	471
3.00%, 08/15/2048	2,020	1,923
3.00%, 02/15/2049	2,400	2,305
3.13%, 11/15/2041	1,200	1,158
3.13%, 02/15/2043	860	822
3.13%, 08/15/2044	350	334
3.38%, 11/15/2048	2,500	2,560
3.50%, 02/15/2039	500	525
3.63%, 08/15/2043	4,090	4,221
3.63%, 02/15/2044	3,000	3,096
3.75%, 11/15/2043	3,115	3,276
3.88%, 08/15/2040	900	975
4.25%, 11/15/2040	1,769	2,009
4.38%, 05/15/2041	410	472
4.50%, 02/15/2036	1,805	2,129
4.63%, 02/15/2040	1,000	1,195
4.75%, 02/15/2037	300	364
4.75%, 02/15/2041	800	968
5.00%, 05/15/2037	300	372
5.25%, 02/15/2029	365	413
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	45	45
U.S. Treasury Notes,
0.13%, 07/15/2023	6,000	5,829
0.13%, 08/15/2023	45	44
0.13%, 09/15/2023	10,000	9,670
0.13%, 10/15/2023	1,000	965
0.13%, 01/15/2024	100	96
0.25%, 03/15/2024	4,700	4,491
0.25%, 05/15/2024	2,000	1,902
0.25%, 06/15/2024	3,500	3,322
0.25%, 05/31/2025	10,000	9,238
0.25%, 06/30/2025	10,000	9,217
0.25%, 07/31/2025	19,920	18,310
0.25%, 09/30/2025	2,500	2,287
0.25%, 10/31/2025	600	547
0.38%, 04/15/2024	2,600	2,484
0.38%, 08/15/2024	2,000	1,894
0.38%, 04/30/2025	1,585	1,473
0.38%, 11/30/2025	3,500	3,200
0.38%, 12/31/2025	4,990	4,553
0.38%, 01/31/2026	600	546
0.38%, 07/31/2027	6,215	5,443
0.38%, 09/30/2027 (jj)	6,600	5,751

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

0.50%, 11/30/2023 (ii)	800	773
0.50%, 03/31/2025	500	467
0.50%, 04/30/2027	1,532	1,358
0.50%, 05/31/2027	4,500	3,981
0.50%, 06/30/2027	5,000	4,414
0.50%, 08/31/2027	2,400	2,110
0.50%, 10/31/2027	700	613
0.63%, 07/31/2026	2,350	2,134
0.63%, 03/31/2027	1,000	894
0.63%, 11/30/2027	2,200	1,935
0.63%, 12/31/2027	3,600	3,160
0.63%, 05/15/2030 (jj)	10,758	8,992
0.63%, 08/15/2030	4,555	3,785
0.75%, 12/31/2023	2,000	1,936
0.75%, 11/15/2024	2,000	1,898
0.75%, 03/31/2026	1,500	1,380
0.75%, 04/30/2026	2,500	2,295
0.75%, 05/31/2026	2,400	2,199
0.75%, 08/31/2026	2,000	1,823
0.75%, 01/31/2028	3,000	2,646
0.88%, 01/31/2024	5,000	4,842
0.88%, 06/30/2026	6,000	5,516
0.88%, 09/30/2026	2,300	2,104
0.88%, 11/15/2030	4,700	3,978
1.00%, 12/15/2024	2,000	1,906
1.00%, 07/31/2028	4,095	3,628
1.13%, 10/31/2026	630	582
1.13%, 02/28/2027	4,000	3,670
1.13%, 02/29/2028	2,300	2,072
1.13%, 08/31/2028	3,500	3,121
1.13%, 02/15/2031	5,000	4,307
1.25%, 07/31/2023	8,100	7,957
1.25%, 11/30/2026	2,000	1,854
1.25%, 12/31/2026	1,700	1,574
1.25%, 03/31/2028	2,500	2,262
1.25%, 04/30/2028	2,300	2,078
1.25%, 05/31/2028	4,550	4,106
1.25%, 06/30/2028	5,190	4,677
1.25%, 09/30/2028	1,800	1,615
1.25%, 08/15/2031	5,430	4,687
1.38%, 10/31/2028	2,300	2,077
1.38%, 12/31/2028	2,500	2,258
1.38%, 11/15/2031	5,200	4,523
1.50%, 02/29/2024	750	733
1.50%, 10/31/2024	500	484
1.50%, 08/15/2026	1,000	940
1.50%, 11/30/2028	2,500	2,274
1.50%, 02/15/2030	3,399	3,059
1.63%, 02/15/2026	5,500	5,234
1.63%, 05/15/2026	2,500	2,372
1.63%, 10/31/2026	1,400	1,320
1.63%, 08/15/2029	2,000	1,825
1.63%, 05/15/2031	5,570	4,990
1.75%, 01/31/2023	1,780	1,771
1.75%, 06/30/2024	3,800	3,712
1.75%, 03/15/2025	5,800	5,613

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
1.75%, 12/31/2026	840	795
1.75%, 01/31/2029	3,500	3,234
1.75%, 11/15/2029	2,000	1,839
1.88%, 02/28/2027	1,500	1,426
1.88%, 02/28/2029	2,140	1,993
1.88%, 02/15/2032	5,350	4,860
2.00%, 05/31/2024	4,000	3,931
2.00%, 08/15/2025	3,000	2,910
2.00%, 11/15/2026	7,535	7,214
2.13%, 02/29/2024	55	54
2.13%, 03/31/2024	12,000	11,832
2.13%, 07/31/2024	3,000	2,950
2.13%, 09/30/2024	8,400	8,251
2.13%, 05/15/2025	8,000	7,812
2.25%, 03/31/2024	4,000	3,953
2.25%, 11/15/2024	10,700	10,525
2.25%, 11/15/2025	2,575	2,511
2.25%, 03/31/2026	400	389
2.25%, 02/15/2027	7,000	6,759
2.25%, 08/15/2027	4,200	4,041
2.38%, 08/15/2024	3,800	3,753
2.38%, 05/15/2027	5,000	4,848
2.38%, 03/31/2029	4,370	4,191
2.38%, 05/15/2029	3,500	3,359
2.50%, 04/30/2024	1,500	1,488
2.50%, 05/31/2024	1,500	1,488
2.50%, 01/31/2025	4,000	3,951
2.50%, 03/31/2027	3,000	2,931
2.63%, 02/15/2029	2,100	2,049
2.75%, 07/31/2023	7,000	6,988
2.75%, 11/15/2023	4,300	4,289
2.75%, 02/15/2024	3,000	2,992
2.75%, 02/28/2025	10,500	10,434
2.75%, 04/30/2027	1,500	1,482
2.75%, 02/15/2028	4,660	4,586
2.75%, 05/31/2029	2,000	1,965
2.88%, 09/30/2023	3,000	2,999
2.88%, 10/31/2023	1,524	1,523
2.88%, 04/30/2025	7,900	7,874
2.88%, 06/15/2025	2,500	2,492
2.88%, 11/30/2025	1,300	1,294
2.88%, 05/15/2028	4,500	4,455
2.88%, 08/15/2028	1,800	1,781
2.88%, 04/30/2029	2,145	2,124
2.88%, 05/15/2032	4,415	4,378
3.00%, 09/30/2025	120	120
3.13%, 11/15/2028 (jj)	6,390	6,415
3.25%, 06/30/2027	500	506
3.25%, 06/30/2029	2,000	2,028
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024	800	758
Zero Coupon, 05/15/2026	5,000	4,457
Zero Coupon, 11/15/2026	5,000	4,386
Zero Coupon, 11/15/2028 (ee) (ff)	12,000	9,881
Zero Coupon, 11/15/2038	6,250	3,668
Zero Coupon, 11/15/2041	200	101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Zero Coupon, 08/15/2045		600	264

Total U.S. Treasury Obligations (Cost $645,127)			567,996

Short-Term Investments — 6.7%
Repurchase Agreement — 0.6%
HSBC Bank plc, 1.53%, dated 06/29/2022 due 07/06/2022, repurchase price $45,414 collateralized by U.S. Treasury Securities, 0.13% - 2.25%, due 08/31/2023 - 11/15/2024, with a value of $47,028.		45,400	45,400

Time Deposits — 5.7%
Australia & New Zealand Banking Group Ltd.,
0.25%, 07/01/2022	AUD	5,572	3,846
0.91%, 07/01/2022		39,390	39,390
BNP Paribas SA,
(1.20%), 07/01/2022	CHF	564	591
0.52%, 07/01/2022	GBP	4,852	5,907
Brown Brothers Harriman,
(0.73%), 07/01/2022	DKK	1,685	237
0.07%, 07/01/2022	NOK	4,005	407
0.25%, 07/01/2022	NZD	1,767	1,103
0.37%, 07/04/2022	HKD	2,041	260
0.65%, 07/01/2022	SGD	959	690
Citibank NA,
(0.78%), 07/01/2022	EUR	9,628	10,090
0.91%, 07/01/2022		1,857	1,857
Royal Bank of Canada,
0.51%, 07/04/2022	CAD	160	124
0.91%, 07/01/2022		1,165	1,165
Skandinaviska Enskilda Banken AB, 0.01%, 07/01/2022	SEK	1,681	164
Sumitomo Mitsui Banking Corp.,
(0.36%), 07/01/2022	JPY	1,298,018	9,567
0.91%, 07/01/2022		270,047	270,047
Sumitomo Mitsui Trust Bank Ltd., 0.91%, 07/01/2022		62,687	62,687

Total Time Deposits			408,132

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills,
Zero Coupon, 07/12/2022 (hh) (ii)		7,300	7,298
Zero Coupon, 07/19/2022 (hh) (ii)		16,600	16,591
Zero Coupon, 08/23/2022 (ee) (hh) (ii)		2,200	2,195
U.S. Cash Management Bill, Zero Coupon, 10/04/2022 (hh)		2,700	2,687

Total U.S. Treasury Obligations			28,771

Total Short-Term Investments (Cost $482,312)			482,303

Total Investments, Before Short Positions — 107.0% (Cost — $8,866,326)*			7,715,041

Liabilities in Excess of Other Assets — (7.0)%			(504,930)

NET ASSETS — 100.0%			$7,210,111

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short Positions — 1.4%
Mortgage-Backed Securities — 1.4%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035	172	172
3.50%, 02/01/2036	276	275
FNMA or FHLMC, Single Family, 15 years, TBA, 3.00%, 07/01/2037 (w)	6,500	6,356
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 07/01/2052 (w)	43,500	39,194
TBA, 3.50%, 07/01/2052 (w)	35,135	33,841
TBA, 4.50%, 07/01/2052 (w)	900	905
TBA, 4.50%, 08/01/2052 (w)	18,100	18,150
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035	326	326
3.50%, 04/01/2035	1,060	1,058

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050	2,964	2,968

Total Mortgage-Backed Securities (Cost $103,263)		103,245

Total Securities Sold Short — 1.4% (Proceeds $103,263)*		103,245

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian Government 10 Year Bond	39	09/2022	CAD	3,874	(118)
Euro BOBL	38	09/2022	EUR	4,999	(54)
Euro Bund	90	09/2022	EUR	14,161	(129)
Euro Buxl	27	09/2022	EUR	4,900	(272)
Euro Schatz	71	09/2022	EUR	8,146	(25)
Long Gilt	46	09/2022	GBP	6,619	(237)
Swiss Confederation Bond	19	09/2022	CHF	2,954	(1)
U.S. Treasury 2 Year Note	153	09/2022	USD	32,202	(69)
U.S. Treasury 5 Year Note	20	09/2022	USD	2,261	(17)
U.S. Treasury Long Bond	161	09/2022	USD	22,507	(188)
U.S. Treasury Ultra Bond	123	09/2022	USD	19,148	(163)
U.S. Ultra Treasury 10 Year Note	7	09/2022	USD	863	29

					(1,244)

Short Contracts
Euro BOBL	(26)	09/2022	EUR	(3,355)	(29)
Euro Bund	(22)	09/2022	EUR	(3,438)	8
Euro Buxl	(4)	09/2022	EUR	(717)	31
Long Gilt	(3)	09/2022	GBP	(429)	13
U.S. Treasury 10 Year Note	(285)	09/2022	USD	(33,972)	190
U.S. Treasury 2 Year Note	(3)	09/2022	USD	(631)	1
U.S. Treasury 5 Year Note	(60)	09/2022	USD	(6,767)	32
U.S. Treasury Long Bond	(23)	09/2022	USD	(3,217)	29
U.S. Ultra Treasury 10 Year Note	(134)	09/2022	USD	(17,175)	107

					382

Total unrealized appreciation (depreciation)					(862)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
DKK	10,315	USD	1,453	Bank of America, NA	07/01/2022	1
USD	1,617	DKK	10,800	Morgan Stanley & Co.	07/01/2022	96
USD	5,098	DKK	34,425	Morgan Stanley & Co.	07/01/2022	247
USD	5,919	DKK	39,866	Morgan Stanley & Co.	07/01/2022	302
AUD	45,160	USD	31,136	Bank of America, NA	07/05/2022	35
USD	32,887	AUD	45,805	Bank of America, NA	07/05/2022	1,270
USD	32,813	AUD	45,805	Bank of New York Mellon	07/05/2022	1,196
AUD	45,160	USD	31,156	Deutsche Bank AG	07/05/2022	16
USD	32,859	AUD	45,805	Deutsche Bank AG	07/05/2022	1,243
AUD	45,160	USD	31,169	Standard Chartered Bank	07/05/2022	2
USD	32,880	AUD	45,805	Toronto-Dominion Bank (The)	07/05/2022	1,263
USD	32,897	AUD	45,813	UBS AG LONDON	07/05/2022	1,275
EUR	125	CHF	125	Bank of America, NA	07/05/2022	—	(h)
USD	37	CHF	35	Goldman Sachs International	07/05/2022	—	(h)
CHF	20	USD	21	Morgan Stanley & Co.	07/05/2022	—	(h)
CHF	125	EUR	122	Morgan Stanley & Co.	07/05/2022	3
CHF	5,392	USD	5,638	UBS AG LONDON	07/05/2022	10
CHF	4,175	USD	4,366	UBS AG LONDON	07/05/2022	7
CNY	12,500	USD	1,862	Brown Brothers Harriman & Co.	07/05/2022	5
USD	14,260	CNY	95,000	Brown Brothers Harriman & Co.	07/05/2022	69
USD	868,541	CNY	5,788,400	Brown Brothers Harriman & Co.	07/05/2022	3,865
CNY	4,500	USD	672	Brown Brothers Harriman & Co.	07/05/2022	1
CNY	26,700	USD	3,983	Brown Brothers Harriman & Co.	07/05/2022	5
CNY	16,200	USD	2,409	Brown Brothers Harriman & Co.	07/05/2022	11
CNY	29,000	USD	4,322	Brown Brothers Harriman & Co.	07/05/2022	10
CNY	25,000	USD	3,732	Brown Brothers Harriman & Co.	07/05/2022	3
USD	4,698	DKK	32,512	Morgan Stanley & Co.	07/05/2022	118
USD	1,304	DKK	9,020	Morgan Stanley & Co.	07/05/2022	33
DKK	32,512	USD	4,559	UBS AG LONDON	07/05/2022	22
DKK	9,020	USD	1,265	UBS AG LONDON	07/05/2022	6
USD	172,850	EUR	161,120	Bank of America, NA	07/05/2022	4,004
USD	528	EUR	500	Bank of America, NA	07/05/2022	4
USD	334	EUR	317	Bank of America, NA	07/05/2022	2
USD	2,266	EUR	2,162	Bank of America, NA	07/05/2022	—	(h)
USD	494,141	EUR	460,609	Bank of America, NA	07/05/2022	11,446
USD	12,577	EUR	11,734	Bank of America, NA	07/05/2022	281
EUR	159,605	USD	165,973	Bank of America, NA	07/05/2022	1,285
USD	25,105	EUR	23,401	Bank of America, NA	07/05/2022	581
USD	12,635	EUR	12,000	Bank of New York Mellon	07/05/2022	60
USD	278	EUR	263	Barclays Bank plc	07/05/2022	2
USD	42,086	EUR	39,275	Citibank, NA	07/05/2022	928
USD	91,867	EUR	85,730	Citibank, NA	07/05/2022	2,026
USD	915	EUR	860	HSBC Bank plc	07/05/2022	13
USD	3,458	EUR	3,220	HSBC Bank plc	07/05/2022	84
EUR	79	SEK	850	Morgan Stanley & Co.	07/05/2022	—	(h)
USD	538	EUR	510	Morgan Stanley & Co.	07/05/2022	3
USD	42,015	EUR	39,275	Morgan Stanley & Co.	07/05/2022	857
USD	9,087	EUR	8,453	Morgan Stanley & Co.	07/05/2022	229
USD	91,712	EUR	85,730	Morgan Stanley & Co.	07/05/2022	1,871
EUR	159,605	USD	166,336	Morgan Stanley & Co.	07/05/2022	923
EUR	23,586	USD	24,604	UBS AG LONDON	07/05/2022	113
EUR	160,078	USD	166,721	UBS AG LONDON	07/05/2022	1,033
USD	2,779	EUR	2,600	UBS AG LONDON	07/05/2022	54
USD	173,025	EUR	161,120	UBS AG LONDON	07/05/2022	4,179

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	JUNE 30, 2022

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
EUR	466,069	USD	486,194	UBS AG LONDON	07/05/2022	2,223
USD	16,268	EUR	15,430	UBS AG LONDON	07/05/2022	98
USD	173,412	EUR	161,608	Westpac Banking Corp.	07/05/2022	4,055
USD	1,000	GBP	800	Bank of America, NA	07/05/2022	26
USD	40,181	GBP	31,885	Bank of America, NA	07/05/2022	1,368
GBP	31,225	USD	37,857	Bank of America, NA	07/05/2022	153
USD	27,690	GBP	22,149	Barclays Bank plc	07/05/2022	728
USD	22,948	GBP	18,356	Barclays Bank plc	07/05/2022	603
USD	1,231	GBP	976	Morgan Stanley & Co.	07/05/2022	43
USD	93,544	GBP	74,177	Morgan Stanley & Co.	07/05/2022	3,248
USD	62	GBP	50	Morgan Stanley & Co.	07/05/2022	1
GBP	31,225	USD	37,980	Morgan Stanley & Co.	07/05/2022	30
USD	40,213	GBP	31,885	UBS AG LONDON	07/05/2022	1,399
GBP	966	USD	1,172	UBS AG LONDON	07/05/2022	4
GBP	31,324	USD	38,039	UBS AG LONDON	07/05/2022	91
GBP	74,377	USD	90,257	UBS AG LONDON	07/05/2022	283
USD	4,209	GBP	3,410	UBS AG LONDON	07/05/2022	58
USD	40,302	GBP	31,974	Westpac Banking Corp.	07/05/2022	1,381
USD	126	GBP	100	Westpac Banking Corp.	07/05/2022	4
USD	1,952	HKD	15,302	Royal Bank of Canada	07/05/2022	2
HUF	871,346	USD	2,289	Morgan Stanley & Co.	07/05/2022	14
USD	2,049	HUF	757,446	UBS AG LONDON	07/05/2022	47
USD	280,168	JPY	35,976,965	Bank of America, NA	07/05/2022	15,007
JPY	35,906,260	USD	263,714	Bank of America, NA	07/05/2022	925
USD	279,811	JPY	35,976,965	Bank of New York Mellon	07/05/2022	14,650
USD	199	JPY	25,259	Barclays Bank plc	07/05/2022	13
USD	279,898	JPY	35,976,965	Deutsche Bank AG	07/05/2022	14,738
JPY	35,906,260	USD	263,900	Deutsche Bank AG	07/05/2022	739
JPY	35,906,260	USD	264,365	Morgan Stanley & Co.	07/05/2022	275
USD	72,745	JPY	9,243,295	Morgan Stanley & Co.	07/05/2022	4,619
USD	439	JPY	57,876	Morgan Stanley & Co.	07/05/2022	12
JPY	35,906,260	USD	264,260	Standard Chartered Bank	07/05/2022	380
USD	280,139	JPY	35,976,965	Toronto-Dominion Bank (The)	07/05/2022	14,978
USD	280,182	JPY	35,976,966	UBS AG LONDON	07/05/2022	15,022
JPY	35,906,256	USD	264,153	UBS AG LONDON	07/05/2022	487
USD	3,107	NOK	29,255	Bank of America, NA	07/05/2022	137
NOK	29,255	USD	2,950	UBS AG LONDON	07/05/2022	21
USD	18,779	NZD	28,920	UBS AG LONDON	07/05/2022	717
NZD	28,920	USD	17,950	UBS AG LONDON	07/05/2022	112
USD	5,204	PLN	22,328	Goldman Sachs International	07/05/2022	221
PLN	23,238	USD	5,176	Goldman Sachs International	07/05/2022	10
USD	207	PLN	910	UBS AG LONDON	07/05/2022	4
USD	2,230	RON	10,320	Goldman Sachs International	07/05/2022	43
RON	10,680	USD	2,253	Goldman Sachs International	07/05/2022	10
USD	77	RON	360	UBS AG LONDON	07/05/2022	—	(h)
SEK	51,795	USD	5,048	Bank of America, NA	07/05/2022	15
SEK	46,710	USD	4,553	Bank of America, NA	07/05/2022	13
USD	5,060	SEK	49,565	Morgan Stanley & Co.	07/05/2022	215
USD	25	SEK	255	Morgan Stanley & Co.	07/05/2022	—	(h)
USD	4,903	SEK	48,025	Morgan Stanley & Co.	07/05/2022	209
USD	6	SEK	60	Morgan Stanley & Co.	07/05/2022	—	(h)
USD	217	SEK	2,170	UBS AG LONDON	07/05/2022	5
SGD	34,512	USD	24,798	Goldman Sachs International	07/05/2022	44
USD	25,187	SGD	34,512	UBS AG LONDON	07/05/2022	346
CZK	98,189	USD	4,141	Morgan Stanley & Co.	07/07/2022	17

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	4,038	CZK	93,399	Morgan Stanley & Co.	07/07/2022	83
USD	9	CZK	220	Morgan Stanley & Co.	07/07/2022	—	(h)
USD	194	CZK	4,570	UBS AG LONDON	07/07/2022	1
USD	897	AUD	1,264	Bank of America, NA	07/19/2022	25
USD	7,768	AUD	10,426	Citibank, NA	07/19/2022	571
USD	87	CAD	111	Bank of America, NA	07/19/2022	1
USD	12,807	CAD	16,166	Barclays Bank plc	07/19/2022	248
CAD	384	USD	297	Goldman Sachs International	07/19/2022	1
USD	414	CAD	529	HSBC Bank plc	07/19/2022	2
USD	2,838	CHF	2,637	Barclays Bank plc	07/19/2022	74
CHF	161	USD	164	HSBC Bank plc	07/19/2022	4
USD	1,096	CZK	24,970	Barclays Bank plc	07/19/2022	41
USD	871	DKK	5,921	HSBC Bank plc	07/19/2022	36
USD	1,704	EUR	1,624	Bank of America, NA	07/19/2022	1
EUR	2,044	USD	2,139	Goldman Sachs International	07/19/2022	5
GBP	463	USD	562	Goldman Sachs International	07/19/2022	1
USD	837	GBP	668	HSBC Bank plc	07/19/2022	23
USD	565	HUF	199,425	Barclays Bank plc	07/19/2022	39
JPY	106,047	USD	781	Goldman Sachs International	07/19/2022	1
USD	416	NOK	3,663	Morgan Stanley & Co.	07/19/2022	44
USD	775	NZD	1,136	Morgan Stanley & Co.	07/19/2022	65
USD	952	PLN	4,120	HSBC Bank plc	07/19/2022	34
USD	572	RON	2,629	Morgan Stanley & Co.	07/19/2022	16
USD	1,224	SEK	11,538	Bank of America, NA	07/19/2022	95
USD	2,708	DKK	19,011	Bank of America, NA	08/01/2022	24
USD	1,653	DKK	11,585	Bank of America, NA	08/01/2022	17
USD	914	DKK	6,421	Morgan Stanley & Co.	08/01/2022	8
USD	31,234	AUD	45,160	Morgan Stanley & Co.	08/02/2022	56
USD	31,181	AUD	45,153	UBS AG LONDON	08/02/2022	8
CAD	2,161	USD	1,671	HSBC Bank plc	08/02/2022	7
USD	239	EUR	226	Bank of America, NA	08/02/2022	1
EUR	7,528	USD	7,902	Bank of America, NA	08/02/2022	2
USD	12,364	EUR	11,734	BNP Paribas	08/02/2022	44
USD	98,154	EUR	93,082	Citibank, NA	08/02/2022	424
USD	42,843	EUR	40,629	Citibank, NA	08/02/2022	185
EUR	5,680	USD	5,949	Goldman Sachs International	08/02/2022	15
EUR	10	USD	10	Morgan Stanley & Co.	08/02/2022	—	(h)
USD	98,638	EUR	93,082	Morgan Stanley & Co.	08/02/2022	908
EUR	670	USD	700	Morgan Stanley & Co.	08/02/2022	3
USD	43,054	EUR	40,629	Morgan Stanley & Co.	08/02/2022	396
EUR	16,300	USD	17,072	Morgan Stanley & Co.	08/02/2022	42
GBP	70	USD	85	Bank of America, NA	08/02/2022	—	(h)
USD	22,210	GBP	18,105	Bank of America, NA	08/02/2022	160
USD	27,171	GBP	22,149	Bank of America, NA	08/02/2022	196
GBP	740	USD	899	Goldman Sachs International	08/02/2022	2
GBP	1,354	USD	1,648	HSBC Bank plc	08/02/2022	—	(h)
GBP	2,600	USD	3,159	Morgan Stanley & Co.	08/02/2022	8
GBP	30	USD	36	Morgan Stanley & Co.	08/02/2022	—	(h)
USD	1,952	HKD	15,302	UBS AG LONDON	08/02/2022	—	(h)
USD	69,188	JPY	9,326,430	Barclays Bank plc	08/02/2022	331
SEK	370	USD	36	Citibank, NA	08/02/2022	—	(h)
SEK	880	USD	86	Morgan Stanley & Co.	08/02/2022	—	(h)
USD	923	CNH	6,177	Barclays Bank plc	08/23/2022	—	(h)
CNH	1,220	USD	182	Barclays Bank plc	08/23/2022	—	(h)
CNH	2,158	USD	322	Goldman Sachs International	08/23/2022	1

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	JUNE 30, 2022

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	383	CLP	319,372	Citibank, NA	09/21/2022	40
USD	57,223	IDR	833,740,572	Morgan Stanley & Co.	09/21/2022	1,342
USD	3,418	IDR	49,417,649	Morgan Stanley & Co.	09/21/2022	106
USD	439	ILS	1,454	Barclays Bank plc	09/21/2022	20
USD	439	ILS	1,454	Citibank, NA	09/21/2022	20
KRW	484,523	USD	374	Morgan Stanley & Co.	09/21/2022	—	(h)
USD	148,338	KRW	186,201,800	Morgan Stanley & Co.	09/21/2022	4,646
USD	1,449	MXN	29,171	Barclays Bank plc	09/21/2022	20
USD	41,460	MYR	182,487	Morgan Stanley & Co.	09/21/2022	37
USD	1,400	MYR	6,136	Morgan Stanley & Co.	09/21/2022	7
USD	317	PEN	1,205	Goldman Sachs International	09/21/2022	5
USD	1,059	SGD	1,454	Citibank, NA	09/21/2022	12
USD	746	THB	26,255	Goldman Sachs International	09/21/2022	1
USD	498	THB	17,300	Morgan Stanley & Co.	09/21/2022	7
USD	899	THB	30,756	Morgan Stanley & Co.	09/21/2022	25
USD	37,543	THB	1,293,933	Standard Chartered Bank	09/21/2022	806

Total unrealized appreciation						152,278

DKK	19,050	USD	2,708	Bank of America, NA	07/01/2022	(24)
DKK	11,609	USD	1,653	Bank of America, NA	07/01/2022	(17)
DKK	37,680	USD	5,542	Bank of America, NA	07/01/2022	(233)
DKK	6,434	USD	914	Morgan Stanley & Co.	07/01/2022	(8)
AUD	45,160	USD	31,228	Morgan Stanley & Co.	07/05/2022	(56)
AUD	3,240	USD	2,339	Standard Chartered Bank	07/05/2022	(103)
AUD	45,153	USD	31,175	UBS AG LONDON	07/05/2022	(8)
USD	1,671	CAD	2,161	HSBC Bank plc	07/05/2022	(7)
CAD	2,161	USD	1,686	Morgan Stanley & Co.	07/05/2022	(8)
CHF	60	USD	63	Goldman Sachs International	07/05/2022	(—)	(h)
USD	132	CHF	130	UBS AG LONDON	07/05/2022	(5)
USD	5,487	CHF	5,262	Westpac Banking Corp.	07/05/2022	(24)
USD	4,401	CHF	4,220	Westpac Banking Corp.	07/05/2022	(20)
CNY	9,600	USD	1,434	Brown Brothers Harriman & Co.	07/05/2022	(—)	(h)
CNY	7,600	USD	1,136	Brown Brothers Harriman & Co.	07/05/2022	(—)	(h)
EUR	5,000	USD	5,365	Bank of America, NA	07/05/2022	(126)
EUR	8,860	USD	9,507	Bank of America, NA	07/05/2022	(222)
SEK	850	EUR	81	Bank of America, NA	07/05/2022	(2)
EUR	652	USD	700	Bank of America, NA	07/05/2022	(16)
EUR	75	USD	80	Bank of America, NA	07/05/2022	(1)
EUR	240	USD	258	Bank of America, NA	07/05/2022	(6)
EUR	2,960	USD	3,140	Bank of America, NA	07/05/2022	(38)
EUR	11,734	USD	12,342	BNP Paribas	07/05/2022	(45)
EUR	40,629	USD	42,764	Citibank, NA	07/05/2022	(187)
EUR	93,082	USD	97,972	Citibank, NA	07/05/2022	(427)
EUR	513	USD	548	Goldman Sachs International	07/05/2022	(11)
EUR	1,647	USD	1,767	HSBC Bank plc	07/05/2022	(41)
USD	4,491	EUR	4,293	HSBC Bank plc	07/05/2022	(8)
EUR	93,082	USD	98,457	Morgan Stanley & Co.	07/05/2022	(912)
USD	700	EUR	671	Morgan Stanley & Co.	07/05/2022	(3)
EUR	4,200	USD	4,507	Morgan Stanley & Co.	07/05/2022	(106)
EUR	40,629	USD	42,975	Morgan Stanley & Co.	07/05/2022	(398)
USD	1,035	EUR	990	UBS AG LONDON	07/05/2022	(3)
EUR	930	USD	982	UBS AG LONDON	07/05/2022	(8)
EUR	5,570	USD	5,977	UBS AG LONDON	07/05/2022	(140)
EUR	3,110	USD	3,286	Westpac Banking Corp.	07/05/2022	(27)
GBP	22,149	USD	27,158	Bank of America, NA	07/05/2022	(196)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
GBP	2,050	USD	2,584	Bank of America, NA	07/05/2022	(89)
GBP	18,105	USD	22,199	Bank of America, NA	07/05/2022	(160)
GBP	251	USD	314	Goldman Sachs International	07/05/2022	(8)
GBP	1,490	USD	1,876	Morgan Stanley & Co.	07/05/2022	(63)
GBP	600	USD	756	Morgan Stanley & Co.	07/05/2022	(26)
GBP	10	USD	13	Morgan Stanley & Co.	07/05/2022	(—)	(h)
GBP	1,460	USD	1,840	UBS AG LONDON	07/05/2022	(63)
GBP	530	USD	652	UBS AG LONDON	07/05/2022	(7)
HKD	15,302	USD	1,950	UBS AG LONDON	07/05/2022	(—)	(h)
USD	301	HUF	113,900	UBS AG LONDON	07/05/2022	(—)	(h)
JPY	9,326,430	USD	69,077	Barclays Bank plc	07/05/2022	(339)
JPY	353,530	USD	2,734	Goldman Sachs International	07/05/2022	(128)
SEK	1,250	USD	128	Bank of America, NA	07/05/2022	(6)
SEK	320	USD	33	Morgan Stanley & Co.	07/05/2022	(1)
AUD	279	USD	200	Goldman Sachs International	07/19/2022	(8)
CAD	340	USD	265	Bank of America, NA	07/19/2022	(1)
CAD	220	USD	174	Goldman Sachs International	07/19/2022	(3)
CZK	3,045	USD	129	HSBC Bank plc	07/19/2022	(1)
GBP	446	EUR	518	Bank of America, NA	07/19/2022	(1)
EUR	813	USD	873	Citibank, NA	07/19/2022	(20)
EUR	2,017	USD	2,134	HSBC Bank plc	07/19/2022	(19)
GBP	368	USD	462	Bank of America, NA	07/19/2022	(15)
GBP	338	USD	426	Morgan Stanley & Co.	07/19/2022	(15)
HUF	38,404	USD	103	Goldman Sachs International	07/19/2022	(2)
PLN	838	USD	187	Goldman Sachs International	07/19/2022	(1)
USD	31,143	AUD	45,160	Bank of America, NA	08/02/2022	(35)
AUD	602	USD	416	Bank of America, NA	08/02/2022	(1)
USD	6,823	AUD	9,920	Deutsche Bank AG	08/02/2022	(26)
USD	31,162	AUD	45,160	Deutsche Bank AG	08/02/2022	(16)
USD	413	AUD	600	Goldman Sachs International	08/02/2022	(2)
USD	31,175	AUD	45,160	Standard Chartered Bank	08/02/2022	(3)
CAD	952	USD	740	Morgan Stanley & Co.	08/02/2022	(—)	(h)
CHF	125	EUR	125	Bank of America, NA	08/02/2022	(—)	(h)
USD	21	CHF	20	Citibank, NA	08/02/2022	(—)	(h)
USD	4,373	CHF	4,175	UBS AG LONDON	08/02/2022	(8)
USD	5,648	CHF	5,392	UBS AG LONDON	08/02/2022	(10)
USD	429,384	CNY	2,876,150	Brown Brothers Harriman & Co.	08/02/2022	(235)
USD	429,494	CNY	2,876,150	Brown Brothers Harriman & Co.	08/02/2022	(124)
USD	2,240	CNY	15,000	Brown Brothers Harriman & Co.	08/02/2022	(—)	(h)
USD	4,126	CZK	98,189	Morgan Stanley & Co.	08/02/2022	(16)
USD	18	DKK	130	Citibank, NA	08/02/2022	(—)	(h)
USD	1,267	DKK	9,020	UBS AG LONDON	08/02/2022	(6)
USD	4,568	DKK	32,512	UBS AG LONDON	08/02/2022	(22)
USD	166,277	EUR	159,605	Bank of America, NA	08/02/2022	(1,298)
USD	4,661	EUR	4,450	Goldman Sachs International	08/02/2022	(12)
SEK	850	EUR	79	Morgan Stanley & Co.	08/02/2022	(—)	(h)
USD	1,718	EUR	1,640	Morgan Stanley & Co.	08/02/2022	(4)
USD	166,637	EUR	159,605	Morgan Stanley & Co.	08/02/2022	(938)
USD	167,028	EUR	160,078	UBS AG LONDON	08/02/2022	(1,044)
USD	24,649	EUR	23,586	UBS AG LONDON	08/02/2022	(115)
USD	487,076	EUR	466,069	UBS AG LONDON	08/02/2022	(2,268)
USD	37,874	GBP	31,225	Bank of America, NA	08/02/2022	(155)
USD	778	GBP	640	Goldman Sachs International	08/02/2022	(2)
USD	37,997	GBP	31,225	Morgan Stanley & Co.	08/02/2022	(32)
USD	1,173	GBP	966	UBS AG LONDON	08/02/2022	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	JUNE 30, 2022

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	38,056	GBP	31,324	UBS AG LONDON	08/02/2022	(93)
USD	90,297	GBP	74,377	UBS AG LONDON	08/02/2022	(288)
USD	2,279	HUF	871,346	Morgan Stanley & Co.	08/02/2022	(14)
USD	264,141	JPY	35,906,260	Bank of America, NA	08/02/2022	(954)
USD	105,772	JPY	14,346,520	Deutsche Bank AG	08/02/2022	(148)
USD	264,326	JPY	35,906,260	Deutsche Bank AG	08/02/2022	(769)
USD	2,087	JPY	283,070	Goldman Sachs International	08/02/2022	(3)
USD	264,794	JPY	35,906,260	Morgan Stanley & Co.	08/02/2022	(301)
USD	264,688	JPY	35,906,260	Standard Chartered Bank	08/02/2022	(407)
USD	264,583	JPY	35,906,256	UBS AG LONDON	08/02/2022	(512)
USD	2,951	NOK	29,255	UBS AG LONDON	08/02/2022	(21)
USD	17,945	NZD	28,920	UBS AG LONDON	08/02/2022	(113)
USD	5,155	PLN	23,238	Goldman Sachs International	08/02/2022	(9)
USD	2,244	RON	10,680	Goldman Sachs International	08/02/2022	(9)
USD	5,053	SEK	51,795	Bank of America, NA	08/02/2022	(15)
USD	4,557	SEK	46,710	Bank of America, NA	08/02/2022	(14)
USD	24,797	SGD	34,512	Goldman Sachs International	08/02/2022	(44)
USD	44,849	CNH	306,640	Goldman Sachs International	08/23/2022	(946)
USD	457	CNH	3,085	HSBC Bank plc	08/23/2022	(3)
USD	1,416	CNH	9,600	HSBC Bank plc	08/23/2022	(18)
USD	500	CNH	3,368	HSBC Bank plc	08/23/2022	(3)
USD	5,784	KRW	7,500,760	Bank of America, NA	09/21/2022	(4)
KRW	1,072,781	USD	863	HSBC Bank plc	09/21/2022	(35)
USD	3,328	MYR	14,670	Morgan Stanley & Co.	09/21/2022	(2)

Total unrealized depreciation						(15,513)

Net unrealized appreciation (depreciation)						136,765

OTC Interest Rate Swaps contracts outstanding as of June 30, 2022:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia Klibor Interbank Offered rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(128)	(128)

Total							(—	)(h)	(128)	(128)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2022:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% maturity	Pay	03/16/2023	JPY	5,678,348	—	(h)	(11)	(11)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2023	JPY	360,000	3		(5)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% annually	Pay	03/16/2024	JPY	6,767,035	—	(h)	(80)	(80)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		— (h)	(11)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)% annually	Pay	03/16/2025	JPY	1,700,000	—	(h)	(47)	(47)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.03)% annually	Pay	03/16/2025	JPY	13,174,989	1		(315)	(314)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	06/16/2025	JPY	2,000,000	—	(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(1)	(1)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(6)	(6)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.00% annually	Pay	07/08/2031	JPY	95,000	(1)		(24)	(25)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		6	(72)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.25% annually	Pay	07/08/2041	JPY	40,000	(—	)(h)	(29)	(29)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2051	JPY	35,000	(—	)(h)	(35)	(35)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(353)	(84)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(207)	(63)
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	136		(140)	(4)
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	8,915	563		(780)	(217)
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	4,555	434		(679)	(245)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308		(475)	(167)
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	321		(462)	(141)
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	7	7
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(144)	(144)
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2024	USD	41,220	311		2,047	2,358
ICE LIBOR USD 3 Month	0.50% semi-annually	Pay	06/16/2028	USD	2,300	(119)		(199)	(318)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	12/15/2028	USD	83,200	513		(7,925)	(7,412)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(144)	(144)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(16)	(24)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(278)	(278)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(591)	(674)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)		(23)	(36)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(114)	(114)
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2040	GBP	275	—	(h)	99	99
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	2,080	332		(775)	(443)
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2050	GBP	200	—	(h)	97	97
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2		(23)	(21)
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	—	(h)	(112)	(112)
United States FEDEF	0.10% maturity	Receive	01/13/2023	USD	442,600	37		6,758	6,795
United States FEDEF	0.20% maturity	Receive	04/29/2023	USD	22,600	1		533	534
United States SOFR	1.75% annually	Pay	06/15/2025	USD	21,000	(602)		(35)	(637)
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	—	(h)	474	474
United States SOFR	1.25% annually	Pay	12/15/2028	USD	16,918	64		(1,479)	(1,415)
United States SOFR	1.00% annually	Pay	06/15/2029	USD	46,300	3,941		1,175	5,116
United States SOFR	1.75% annually	Pay	06/15/2029	USD	17,000	(977)		(88)	(1,065)
United States SOFR	1.75% annually	Pay	06/15/2032	USD	27,000	3,255		(872)	2,383

Total						8,743		(5,273)	3,470

(a)	Value of floating rate index as of June 30, 2022 was as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	JUNE 30, 2022

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered rate Fixing 3 Month	2.38%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.04)%
BBSW ASX Australian 6 Month	2.67%
Canada Bankers Acceptances 3 Month	2.76%
CFETS China Fixing Repo Rates 7 Day	2.50%
Colombia IBR Overnight Nominal Interbank Reference Rate	5.75%
ICE LIBOR USD 3 Month	2.29%
KRW Certificate of Deposit 3 Month	2.04%
SONIA Interest Rate Benchmark	1.19%
Swiss Average Rate ON Intraday Value	(.20)%
Thailand Overnight Repo Rate ON	0.48%
United States FEDEF	1.58%
United States SOFR	1.50%

Written Call Option contracts on securities as of June 30, 2022:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	Citigroup Global Markets, Inc.	(10,000)	USD	(28,368)	USD	90.16	09/07/2022	$(315)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	Citigroup Global Markets, Inc.	(13,000)	USD	(26,344)	USD	91.38	09/07/2022	(288)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	BofA Securities, Inc.	(13,500)	USD	(17,177)	USD	92.70	09/07/2022	(185)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	BofA Securities, Inc.	(11,000)	USD	(9,662)	USD	93.56	09/07/2022	(103)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	BofA Securities, Inc.	(10,000)	USD	(5,625)	USD	94.44	09/07/2022	(60)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	Citigroup Global Markets, Inc.	(6,000)	USD	(2,929)	USD	94.69	09/07/2022	(31)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 09/14/2052	BofA Securities, Inc.	(8,500)	USD	(4,112)	USD	94.70	09/07/2022	(43)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 09/14/2052	Citigroup Global Markets, Inc.	(16,500)	USD	(13,285)	USD	100.23	09/07/2022	(133)

								$(1,158)

Written Put Option contracts on securities as of June 30, 2022:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 07/14/2052	BofA Securities, Inc.	(7,500)	USD	(1,167)	USD	98.30	07/07/2022	$(12)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 07/14/2052	BofA Securities, Inc.	(9,500)	USD	(5,853)	USD	99.14	07/07/2022	(59)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 07/14/2052	Citigroup Global Markets, Inc.	(8,500)	USD	(1,835)	USD	100.28	07/07/2022	(18)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 07/14/2052	Citigroup Global Markets, Inc.	(6,000)	USD	(278)	USD	99.56	07/07/2022	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 09/14/2052	Citigroup Global Markets, Inc.	(4,500)	USD	(3,742)	USD	99.66	09/07/2022	(37)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 09/14/2052	Citigroup Global Markets, Inc.	(16,500)	USD	(7,053)	USD	98.23	09/07/2022	(72)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 09/14/2052	Citigroup Global Markets, Inc.	(3,500)	USD	(2,590)	USD	99.41	09/07/2022	(26)

								(227)

Total Written Options Contracts (Premiums Received $1,076)								$(1,385)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2022.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
BIBOR	— Bangkok Interbank Offered Rate
BofA	— Bank of America
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury

CPI	— Consumer Price Index
DUS	— Delegated Underwriting and Servicing
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBR	— Indicador Bancario de Referencia

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2022. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company
OTC	— Over the Counter
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2022.
TBA	— To Be Announced
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(r)	— Security has not paid interest and/or interest is currently not being accrued on the security due to financial and trading sanctions imposed on Russia.
(t)	— The date shown represents the earliest of the next put date or final maturity date.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $1,858,845 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $519,195 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(hh)	— Approximately $6,107,243 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	— Approximately $1,478,245 of these investments are restricted as collateral for forwards to various brokers.
(jj)	— Approximately $1,119,934 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare — Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $863)	1,000	672

Municipal Bonds — 94.5% (t)
Alabama — 2.6%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,004
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035 (p)	2,000	2,214
Alabama Federal Aid Highway Finance Authority, Garvee, Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,129
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,112
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2035	6,400	7,257
Series A, Rev., 5.00%, 11/01/2039	10,000	11,253
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,253
Black Belt Energy Gas District,
Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	14,030	14,228
Series A, Rev., VRDO, LIQ: Royal Bank of Canada, 4.00%, 07/01/2022 (z)	1,200	1,200
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,022
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 1.56%, 04/01/2053 (aa)	9,250	9,258
Series D1, Rev., 4.00%, 07/01/2052 (w) (z)	1,930	1,987
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	10,110	10,232
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	3,410	3,414
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	7,810	7,919
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,066
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	6,505	6,584
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,314
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	525

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	240
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,652
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,061
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,679
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	945
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	101
Southeast Energy Authority A Cooperative District, Series B1, Rev., 5.00%, 05/01/2053 (z)	1,195	1,264
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,608
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,974
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,871
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	2,050
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,796
UAB Medicine Finance Authority,
Rev., 5.00%, 09/01/2032	1,800	1,987
Series B, Rev., 5.00%, 09/01/2041	1,750	1,819
Water Works Board of the City of Birmingham, Series B, Rev., 5.00%, 01/01/2038 (p)	1,630	1,658

		129,676

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	125	130
Series A, Rev., 5.00%, 12/01/2033 (p)	60	63
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,915	1,889
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032 (w)	920	1,032
Rev., 5.00%, 12/01/2032 (w)	945	1,058
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	1,016

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	141

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
State of Alaska International Airports System, Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,531

		10,719

Arizona — 1.9%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,728
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044 (p)	1,055	1,103
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,807
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,192	1,176
Series A, Rev., 4.00%, 09/01/2035	225	223
Series A, Rev., 4.00%, 09/01/2036	250	246
Arizona Industrial Development Authority, GreatHearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	131
Series A, Rev., 5.00%, 07/01/2026	125	134
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,638
Arizona Industrial Development Authority, Macombs Facilities Project, Series A, Rev., 4.00%, 07/01/2061	1,000	784
Arizona Industrial Development Authority, Phoenix Children’s Hospital,
Rev., 5.00%, 02/01/2032	1,375	1,566
Rev., 5.00%, 02/01/2033	2,000	2,231
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	449
Rev., 4.00%, 12/15/2041 (e)	500	428
Rev., 4.00%, 12/15/2051 (e)	700	559
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,203
Series B, Rev., VRDO, 0.89%, 07/07/2022 (z)	1,910	1,910
Series C, Rev., 5.00%, 07/01/2042	2,000	2,126
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	109
Series B, Rev., 5.00%, 07/01/2042	2,000	2,144
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	775	777
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	238
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,122
Series A, Rev., 5.00%, 07/01/2031	2,000	2,223
Series A, Rev., 5.00%, 07/01/2032	1,000	1,108
Series A, Rev., 5.00%, 07/01/2034	1,600	1,844

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien,
Series A, Rev., 5.00%, 07/01/2026	500	553
Series A, Rev., 5.00%, 07/01/2029	1,515	1,746
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,408
Series B, Rev., 5.00%, 07/01/2024	130	138
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,062
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,637
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,144
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2023 (e)	1,290	1,293
Rev., 4.00%, 06/15/2025 (e)	2,555	2,551
Rev., 4.00%, 06/15/2027 (e)	2,680	2,630
Rev., 4.00%, 06/15/2030 (e)	1,510	1,436
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	814
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,829
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	315	324
Series B, GO, 4.50%, 07/01/2025	255	262
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	1,000	776
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,335
Northern Arizona University, Speed Stimulus Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,254
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	7,300	7,681
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 5.00%, 01/01/2026	3,000	3,282
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	453
Salt Verde Financial Corp., Senior, Rev., 5.50%, 12/01/2029	1,475	1,640
Tempe Industrial Development Authority, Friendship Village Of Tempe, Rev., 1.13%, 12/01/2026	3,350	2,897

		95,152

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arkansas — 0.0% (g)
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,054
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	606

		1,660

California — 9.3%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	71
Series A, GO, 5.00%, 08/01/2040 (p)	300	326
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	266
Series A, Rev., 5.00%, 10/01/2050	1,780	1,874
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,439
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,173
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 1.36%, 04/01/2056 (aa)	2,675	2,620
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 1.32%, 04/01/2056 (aa)	5,000	4,833
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,102
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,394
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	13,000	12,991
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (w) (z)	6,860	6,937
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	11
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	367
Rev., 5.00%, 06/01/2033	170	183
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	277
Rev., 5.00%, 06/01/2032	250	270
Rev., 5.00%, 06/01/2033	300	322
Rev., 5.00%, 06/01/2049	325	332

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	186
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	225
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	1,029
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,860	1,866
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,045
California Health Facilities Financing Authority, Children’s Hospital, Rev., 4.00%, 11/01/2035	1,460	1,464
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,057
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	3,384
Series A, Rev., 5.00%, 04/01/2033	3,000	3,269
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,277
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,202
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	504
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,130
California Housing Finance Agency, Series 2021-1, Rev., 3.50%, 11/20/2035	3,746	3,495
California Housing Finance Agency, Rev., 3.25%, 08/20/2036	4,277	3,895
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Rev., AMT, 0.85%, 01/01/2050 (e) (z)	5,000	4,933
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,015
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 1.61%, 12/01/2050 (aa)	1,370	1,351

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	143

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,333
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	956
Rev., 4.00%, 09/15/2035	960	983
Rev., 4.00%, 09/15/2036	1,000	1,009
California Municipal Finance Authority, Palomar Health, COP, 5.00%, 11/01/2027 (e)	445	476
California Municipal Finance Authority, Republic Services, Inc. Project, Series B, Rev., AMT, 0.38%, 07/01/2051 (z)	1,015	1,015
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,050
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	775
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	255
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	3,000	2,615
California Municipal Finance Authority, Walnut Apartments, Rev., HUD, 0.45%, 12/01/2024 (z)	1,125	1,089
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,618
Rev., AMT, 2.10%, 10/01/2045 (z)	455	455
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	2,960	2,700
California Pollution Control Financing Authority, Republic Services, Rev., AMT, 2.00%, 08/01/2023 (e) (z)	7,225	7,224
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	929
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	320
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2030	1,165	1,223
Rev., 5.00%, 10/15/2032	1,000	1,039
Series A, Rev., 4.00%, 10/15/2022	110	111
Series A, Rev., 4.00%, 10/15/2023	130	133
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,256

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,907
California State Public Works Board, Davidson Library, Series C, Rev., 5.00%, 03/01/2031 (p)	110	112
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,888
California State Public Works Board, Various Capital Projects, Series D, Rev., 4.00%, 11/01/2037	1,000	995
California State Public Works Board, Various Purpose, Series A, Rev., 5.00%, 08/01/2034	500	570
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,858
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,011
California State University, Unrefunded Systemwide, Rev., 5.00%, 11/01/2039 (p)	4,700	5,019
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	514
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.88%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,092
Rev., 5.50%, 12/01/2054	1,100	1,113
Series A, Rev., 5.00%, 12/01/2026 (e)	300	313
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	467
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	272
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	50	49
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	260	260
Chino Valley Unified School District, Election Of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	78
City & County of San Francisco,
Series D1, GO, 4.00%, 06/15/2041	1,215	1,225

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series R2, GO, 5.00%, 06/15/2023	85	88
Series R2, GO, 5.00%, 06/15/2024	1,000	1,057
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities And Services, Special Tax, 4.00%, 09/01/2036 (e)	155	145
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	821
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	291
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	191
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,065
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,075
City of Los Angeles Department of Airports, Los Angeles International Airport,
Rev., 5.00%, 05/15/2026	1,500	1,629
Series B, Rev., 5.00%, 05/15/2046	21,965	22,588
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,094
City of Los Angeles Department of Airports, Private Activity, Series A, Rev., AMT, 5.00%, 05/15/2045	5,000	5,354
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,454
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,464
City of Los Angeles Department of Airports, Subordinate,
Series C, Rev., 5.00%, 05/15/2038	2,000	2,086
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,874
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	5,012
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2029	1,000	1,117
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,282
Series A, Rev., AMT, 5.00%, 05/15/2046	3,000	3,188
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,423
Series E, Rev., 5.00%, 05/15/2039	1,510	1,628
Series E, Rev., 5.00%, 05/15/2044	1,000	1,070

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	552
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	154
City of Los Angeles, Department of Airports, Senior, Series B, Rev., 5.00%, 05/15/2034	1,600	1,801
City of Roseville, Special Tax, 5.00%, 09/01/2035	1,160	1,226
4.00%, 09/01/2040	1,000	919
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,519
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,026
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,126
Series A, Rev., 5.00%, 05/01/2039	1,110	1,184
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	476
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,930
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	100
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	800
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	776
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033 (w)	105	112
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042 (w)	540	552
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	3,064
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	201
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	335
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	945	929
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,314

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	145

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
East Side Union High School District, 2008 Election, Series D, GO, 5.00%, 08/01/2037 (p)	1,000	1,003
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	31
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,183
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (e)	342	282
Fontana Public Facilities Financing Authority,
Series A, Special Tax, 4.00%, 09/01/2022	95	95
Series A, Special Tax, 4.00%, 09/01/2023	145	149
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	20	20
Series D, GO, 2.00%, 08/01/2024	100	100
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,177
Golden State Tobacco Securitization Corp., Subordinate, Series B2, Rev., Zero Coupon, 06/01/2066	16,020	1,570
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,638
Los Angeles County Development Authority, Sunny Garden Apartments, Rev., HUD, 0.20%, 07/01/2024 (z)	155	154
Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 06/01/2023	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,126
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,699
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated, Series A, Rev., 5.00%, 06/01/2033	2,000	2,307
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,029
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	3,000	3,514
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,617
Series B, Rev., 4.00%, 07/01/2029	1,000	1,076
Series B, Rev., 5.00%, 07/01/2037	740	815

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Los Angeles Department of Water & Power,
Series B, Rev., 5.00%, 07/01/2039	500	570
Series C, Rev., 5.00%, 07/01/2038	275	313
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,410
Series B, Rev., 5.00%, 07/01/2038	1,000	1,076
Los Angeles Unified School District,
Series C, GO, 5.00%, 07/01/2025	5,000	5,418
Series C, GO, 5.00%, 07/01/2026	2,285	2,524
Series C, GO, 5.00%, 07/01/2028	1,000	1,136
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,440
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	112
Metropolitan Water District of Southern California,
Rev., 5.00%, 01/01/2038	3,015	3,331
Series A1, Rev., VRDO, 0.50%, 07/01/2022 (z)	2,050	2,050
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,866
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,627
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,586
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023 (p)	100	102
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,103
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,189
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,617
Orange County Sanitation District, Series A, Rev., 5.00%, 02/01/2036	1,230	1,417
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024	3,230	3,448
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,258
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,114
Palomar Health, Capital Appreciation Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2031	330	230
Palomar Health, Capital Appreciation, Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2028	500	401
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,734
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	2,056
Series H, Rev., AMT, 5.00%, 05/01/2029	405	447
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031 (w)	525	598

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Sacramento City Unified School District, Election Of 2020 Measure,
GO, BAM, 5.00%, 08/01/2024 (w)	860	907
GO, BAM, 5.00%, 08/01/2038 (w)	500	550
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,438
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	1,980
San Bernardino Community College District, Election Of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,082
San Diego Community College District,
GO, 4.00%, 08/01/2032 (p)	2,910	3,111
GO, 5.00%, 08/01/2025 (p)	1,000	1,003
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,063
San Diego County Regional Airport Authority, Subordinate Airport Revenue Bonds,
Rev., 5.00%, 07/01/2026	2,120	2,312
Rev., 5.00%, 07/01/2027	2,000	2,207
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,104
Series B, Rev., AMT, 5.00%, 07/01/2031	775	823
San Diego County Regional Transportation Commission, Series A, Rev., 5.00%, 10/01/2022	3,000	3,028
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,670
San Diego Unified School District, Series L2, GO, 4.00%, 07/01/2022	1,350	1,350
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,148
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,048
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,597
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,287
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	842
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,130
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,208
Series A, Rev., 5.00%, 05/01/2031	205	218

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,200
Series C, Rev., 5.00%, 05/01/2046	1,920	1,996
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	2,934
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,504
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,803
Santaluz Community Facilities District No. 2,
Special Tax, 3.00%, 09/01/2022	245	246
Special Tax, 3.00%, 09/01/2023	250	253
Special Tax, 3.00%, 09/01/2024	95	97
Sierra View Local Health Care District, Tulare Co.,
Rev., 4.00%, 07/01/2022	460	460
Rev., 4.00%, 07/01/2024	475	487
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,113
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,061
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	42
Rev., 5.00%, 07/01/2025	250	271
State of California,
GO, 4.00%, 03/01/2036	4,000	4,033
GO, 4.00%, 11/01/2041	1,000	1,001
GO, 5.00%, 12/01/2026	4,000	4,457
GO, 5.00%, 04/01/2027	145	163
GO, 5.00%, 04/01/2029	80	92
GO, 5.00%, 09/01/2029	1,000	1,158
GO, 5.00%, 11/01/2029	13,215	15,329
GO, 5.00%, 12/01/2029	700	813
GO, 5.00%, 12/01/2030	55	64
GO, 5.00%, 09/01/2031	1,500	1,767
GO, 5.00%, 03/01/2035	1,020	1,158
GO, 5.00%, 10/01/2047	1,500	1,580
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,451
State of California, Various Purpose,
GO, 4.00%, 11/01/2033	3,550	3,631
GO, 4.00%, 10/01/2035	2,825	2,870
GO, 4.00%, 10/01/2036	8,850	8,933
GO, 5.00%, 10/01/2029	2,000	2,318
GO, 5.00%, 10/01/2030	115	134
GO, 5.00%, 04/01/2031	1,000	1,173
GO, 5.00%, 03/01/2033	500	574
GO, 5.00%, 03/01/2034	2,180	2,488
GO, 5.00%, 03/01/2035	505	573
GO, 5.00%, 04/01/2035	1,000	1,122

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	147

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,790
Tender Option Bond Trust Receipts/ Certificates, Series 2017-XF0568, Rev., LIQ: Bank of America NA, 0.00%, 04/01/2049 (e) (z)	4,000	4,000
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,135
Series BE, Rev., 5.00%, 05/15/2041	1,000	1,109
Series S, Rev., 5.00%, 05/15/2031	1,500	1,756
University of California, Limited Project,
Series K, Rev., 4.00%, 05/15/2046	300	293
Series K, Rev., 5.00%, 05/15/2035	1,980	2,124
Series M, Rev., 4.00%, 05/15/2047	1,300	1,268
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	406
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,485
Series A, Rev., 4.00%, 08/01/2050	2,000	1,958
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	900

		470,977

Colorado — 2.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,091
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	417
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	395
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	699
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	517
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	233
City & County of Denver Airport System Revenue, Subordinate System, Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,671
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	1,000	1,102
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,322
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,076
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,395
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,130

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041 (p)	1,800	1,993
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,038
Rev., AMT, 4.00%, 12/31/2030	1,505	1,556
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	159
Rev., 4.00%, 05/01/2041	175	153
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 4.00%, 11/15/2038	2,000	1,979
Rev., 5.00%, 11/15/2038	1,000	1,092
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,053
Colorado Health Facilities Authority, Children’s Hospital Co. Project, Series A, Rev., 5.00%, 12/01/2033	3,765	3,858
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,099
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,306
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,381
Series A2, Rev., 5.00%, 08/01/2044	8,615	8,801
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	409
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2029	1,000	1,100
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,341
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	2,285	2,254
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	3,140	3,074
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,685	1,658
Colorado Housing and Finance Authority, Social Bonds Class I, Series H, Rev., GNMA, 3.00%, 11/01/2051	1,380	1,348
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	314
GO, BAM, 4.00%, 12/01/2025	470	495
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	566
Series A, GO, AGM, 5.00%, 12/01/2029	405	463
Series A, GO, AGM, 5.00%, 12/01/2030	360	416

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,106
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,349
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	543
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 1.36%, 09/01/2039 (aa)	1,485	1,464
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	214
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,115
Series A, Rev., 5.00%, 09/01/2028	1,000	1,125
Series A, Rev., 5.00%, 09/01/2040	2,775	2,897
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	442
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	503
Series A2, Rev., 4.38%, 12/01/2047	795	683
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,260
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	422
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	3,000	3,685
Pueblo Urban Renewal Authority, EVRAZ Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	569
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	603
Series A, Rev., 5.00%, 01/15/2027	1,000	1,052
Series A, Rev., 5.00%, 01/15/2032	1,470	1,544
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	385
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,379
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,220
State of Colorado,
COP, 6.00%, 12/15/2041	15,000	18,323
Series A, COP, 5.00%, 09/01/2026	1,500	1,650
Series A, COP, 5.00%, 12/15/2029	1,000	1,144
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	482
University of Colorado, University Enterprise, Rev., 2.00%, 06/01/2051 (z)	4,000	3,888
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,483
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	485	466

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	544
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,147

		115,641

Connecticut — 1.3%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	252
Connecticut Housing Finance Authority, Social Bonds, Series A1, Rev., 3.50%, 11/15/2051	70	69
Connecticut State Health & Educational Facilities Authority, Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,605
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	599
Series A, Rev., 5.00%, 07/01/2033	565	615
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	942
Rev., 4.00%, 07/01/2038	2,500	2,272
Rev., 4.00%, 07/01/2041	2,250	2,029
Rev., 5.00%, 07/01/2024	175	182
Rev., 5.00%, 07/01/2030	865	945
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,946
Connecticut State Health & Educational Facilities Authority, Yale University,
Series A2, Rev., VRDO, 5.00%, 07/01/2022 (z)	2,440	2,440
Series C2, Rev., 5.00%, 07/01/2057 (z)	1,725	1,755
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	561
Connecticut State, Health & Educational Facilities Authority, Bridgeport Hospital, Series D, Rev., 5.00%, 07/01/2025	1,940	1,944
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	706
Series K, Rev., 5.00%, 07/01/2037	950	1,023
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A, Rev., 1.10%, 07/01/2048 (z)	1,755	1,744
Series C1, Rev., 5.00%, 07/01/2040 (z)	2,515	2,851

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	149

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
East Hartford Housing Authority, Veterans Terrace Project, Rev., HUD, 0.25%, 06/01/2023 (z)	25	25
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,081
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,172
Series 2021A, GO, 3.00%, 01/15/2033	500	475
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,732
Series A, GO, 4.00%, 03/15/2032	850	863
Series B, GO, 5.00%, 06/15/2026	1,000	1,076
Series C, GO, 5.00%, 06/15/2037	40	45
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 05/01/2035	500	563
Series D, Rev., 4.00%, 11/01/2038	3,500	3,502
Series D, Rev., 5.00%, 11/01/2028	1,480	1,682
Series D, Rev., 5.00%, 11/01/2033	1,675	1,913
Series D, Rev., 5.00%, 11/01/2036	840	946
State of Connecticut, Social Bonds, Series B, GO, 4.00%, 01/15/2038	500	500
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	1,150	1,239
Rev., 5.00%, 05/01/2040	300	329
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,276
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	176
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	564
GO, BAM, 5.00%, 08/15/2029	575	639
GO, BAM, 5.00%, 08/15/2031	500	554
Series A, GO, BAM, 5.00%, 08/01/2032	500	543
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	2,590	2,772
Series A, Rev., 5.00%, 08/15/2026	1,400	1,441
Series A, Rev., 5.00%, 01/15/2037	3,000	3,213

		65,801

Delaware — 0.5%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,786
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,769
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,124
Rev., 5.00%, 07/01/2033	2,265	2,601
State of Delaware,
GO, 5.00%, 02/01/2028	6,520	7,425
GO, 4.00%, 02/01/2031	1,000	1,073
GO, 5.00%, 02/01/2031	85	100

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Delaware — continued
Series A, GO, 5.00%, 10/01/2024	1,500	1,600

		23,478

District of Columbia — 1.5%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,756
Series A, Rev., 4.00%, 03/01/2037	2,000	2,027
Series A, Rev., 4.00%, 03/01/2040	10,000	10,143
Series A, Rev., 5.00%, 03/01/2031	1,500	1,704
Series C, Rev., 4.00%, 05/01/2039	2,500	2,525
Series C, Rev., 5.00%, 10/01/2030	3,250	3,703
Series D, GO, 5.00%, 02/01/2028	820	930
Series D, GO, 5.00%, 02/01/2029	70	80
Series D, GO, 5.00%, 02/01/2034	5,000	5,753
Series E, GO, 5.00%, 02/01/2028	110	125
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,106
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,121
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,344
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	732
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,593
Rev., 5.00%, 04/01/2028 (p)	270	297
Rev., 5.00%, 04/01/2029 (p)	275	302
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	619
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,454
Rev., AMT, 5.00%, 10/01/2029	2,000	2,170
Series A, Rev., AMT, 5.00%, 10/01/2027	1,000	1,101
Series A, Rev., AMT, 5.00%, 10/01/2031	5,000	5,486
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2023	85	88
Series A, Rev., AMT, 5.00%, 10/01/2025 (w)	450	483
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,114
Series A, Rev., AMT, 5.00%, 10/01/2032	2,000	2,223
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,997
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	5,000	4,654
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,810

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority, Airport System Revenue, Series A, Rev., AMT, 5.00%, 10/01/2034	395	427
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	891
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	410
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,028
Series A, Rev., 4.00%, 10/01/2036	330	328
Series A, Rev., 5.00%, 10/01/2033	1,000	1,140
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,142
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,728
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,823
Series A, Rev., 5.00%, 07/15/2037	2,000	2,236
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,779

		76,372

Florida — 4.3%
Alachua County Health Facilities Authority, Oak Hammock At The University Of Florida, Inc. Project, Rev., 4.00%, 10/01/2031 (w)	615	577
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,077
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	349
Special Assessment, 3.13%, 05/01/2041	1,775	1,327
Ave Maria Stewardship Community District, Phase 4 Master Improvement, Special Assessment, BAN, 3.50%, 05/01/2026 (e)	1,000	924
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	304
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	20	19
Special Assessment, 3.13%, 12/15/2030	125	108
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	295	270

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,680
Brevard County Housing Finance Authority, Tropical Manor Apartments, Rev., 0.25%, 12/01/2023 (z)	25	25
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,407
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	682
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,384
Capital Trust Agency, Inc., College Park Towers Apartments, Rev., HUD, 1.25%, 05/01/2024 (z)	7,500	7,441
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	304
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	154
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	287
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,120
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	643
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,387
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,281
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,654
Rev., AGM, 4.00%, 07/01/2039	1,260	1,257
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	439
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	260	223
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	278
City of Gainesville Utilities System Revenue, Series A, Rev., 5.00%, 10/01/2027	2,000	2,249
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,416
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	494
Rev., 4.00%, 11/01/2045	1,500	1,344

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	151

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Lake Worth Beach Consolidated Utility Revenue,
Rev., BAM, 5.00%, 10/01/2029	1,930	2,148
Rev., BAM, 5.00%, 10/01/2030	2,135	2,383
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	158
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,074
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	103
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,257
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	130
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,379
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	693
Series A, Rev., AMT, 5.00%, 10/01/2028	800	879
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,130
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,752
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,530
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	198
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,195
County of Miami-Dade Aviation Revenue,
Series A, Rev., 5.00%, 10/01/2025	1,250	1,344
Series A, Rev., AMT, 5.00%, 10/01/2025 (p)	2,250	2,270
Series A, Rev., 5.00%, 10/01/2031	2,000	2,225
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,295
Series B, Rev., AMT, 5.00%, 10/01/2040	7,000	7,274
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,606
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,263
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,455	1,510
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,075
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	335
County of Miami-Dade, Transit System, Sales Tax, Rev., 5.00%, 07/01/2025 (p)	35	35
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	530

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series B, Rev., 5.00%, 10/01/2033	1,000	1,056
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	115	109
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	110
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	325
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	265
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	205	188
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	468
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, VRDO, 0.30%, 07/01/2022 (z)	2,555	2,555
Rev., AMT, 6.75%, 12/01/2056 (e)	1,435	1,418
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	9,488
Florida Development Finance Corp., Brightline Passenger, Rev., AMT, 2.90%, 12/01/2056 (w) (z)	3,440	3,440
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,411
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	407
Florida Development Finance Corp., Mayflower Retirement, Rev., 1.75%, 06/01/2026 (e)	510	468
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	2,200	2,249
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,143
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,000	1,913
Florida Housing Finance Corp., Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	625	609
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,490	1,459
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	1,000	993

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	7,125	6,995
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,151
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	1,028
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,635
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,587
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,339
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	480
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	790
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A, Rev., 4.00%, 08/01/2045	3,275	3,039
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	200
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,582
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,419
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,039
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	755
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	982
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	276
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	865	814
Special Assessment, 3.20%, 05/01/2030 (e)	545	478
Special Assessment, 3.50%, 05/01/2040	925	738
Lakewood Ranch Stewardship District, Azario Project, Special Assessment, 2.63%, 05/01/2025	425	404
Lee Memorial Health System, Float Mode, Lee Memorial, Rev., VRDO, 1.32%, 07/07/2022 (z)	6,500	6,500
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	1,525	1,490

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Miami-Dade County Housing Finance Authority, Sunset Bay Apartments, Rev., 0.25%, 12/01/2023 (z)	80	79
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,098
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	165	156
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,707
Orange County Health Facilities Authority, Presbyterian Retirement Communities,
Rev., 4.00%, 08/01/2036 (w)	295	271
Rev., 5.00%, 08/01/2047	790	836
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	844
Orlando Utilities Commission, Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,727
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	2,040
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,373
Palm Beach County Housing Finance Authority, Christian Manor, Rev., 1.25%, 02/15/2025 (z)	1,985	1,909
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	655
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,898
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	2,000	2,004
Pine Ridge Plantation Community Development District, Senior Lien, Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	484
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,085
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	100	92
Special Assessment, 2.85%, 05/01/2031	25	21
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	441

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	433
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	546
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	363
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	800	754
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,618
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	455
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2033	1,000	1,160
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,245
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2029	500	575
Series B, Rev., 5.00%, 07/01/2023	125	129
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	191
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	550	513
Special Assessment, 3.00%, 12/15/2030 (e)	475	405
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	823
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	35	32
Special Assessment, 2.88%, 06/15/2031 (e)	60	50
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	380	358
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	96
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	745	699

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Special Assessment, 2.63%, 05/01/2030 (e)	1,485	1,294
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	543
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,492
Rev., BAM, 5.00%, 10/01/2033	1,150	1,309
Rev., BAM, 5.00%, 10/01/2039	1,490	1,668
Rev., BAM, 5.00%, 10/01/2040	1,610	1,791
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	722

		221,004

Georgia — 3.3%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	557
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,931
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,100
Rev., 4.00%, 03/01/2036	1,000	989
Rev., 4.00%, 03/01/2037	1,135	1,103
Rev., 4.00%, 03/01/2038	1,000	951
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 4.00%, 07/01/2044	3,000	2,902
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,052
City of Atlanta Department of Aviation,
Series C, Rev., AMT, 5.00%, 07/01/2026	960	1,042
Series C, Rev., AMT, 5.00%, 07/01/2034	540	593
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,155
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,648
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,265
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	504
DeKalb County Housing Authority, Columbia Village Project, Series A, Rev., HUD, 0.34%, 08/01/2024 (z)	285	278
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	2,035

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	240
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	120
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,587
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,098
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	856
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,505
Rev., 5.00%, 06/01/2027	5,250	5,850
Rev., 5.00%, 06/01/2028	5,500	6,203
Rev., 5.00%, 06/01/2030	6,205	7,120
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	3,400	3,460
Series A, Rev., 4.00%, 07/01/2052 (z)	15,500	15,892
Series A, Rev., 4.00%, 09/01/2052 (z)	2,000	1,985
Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.75%), 1.46%, 04/01/2048 (aa)	12,000	11,913
Series B, Rev., 4.00%, 08/01/2049 (z)	2,175	2,236
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	107
Series C, Rev., 4.00%, 03/01/2050 (z)	2,350	2,358
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,327
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	11,000	10,819
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	10,623
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	501
Rev., 5.00%, 06/15/2024	470	495
Rev., 5.00%, 06/15/2025	360	387
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,815
Series A, Rev., 5.00%, 11/01/2027	250	277
Series A, Rev., 5.00%, 11/01/2029	250	280
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	332
Rev., AGM, 4.00%, 01/01/2041	1,000	999
Rev., 5.00%, 01/01/2023	200	203
Rev., AGM, 5.00%, 01/01/2025	200	212
Rev., AGM, 5.00%, 01/01/2027	125	136
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,784
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,425
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,051
Municipal Electric Authority of Georgia, Project One, Subordinated,
Series B, Rev., 4.00%, 01/01/2039	1,400	1,359
Series B, Rev., 5.00%, 01/01/2023	1,000	1,015
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,115
Municipal Electric Authority of Georgia, Subordinate Project One, Series A, Rev., 5.00%, 01/01/2030	705	782
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	252
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	358
Rev., 5.00%, 04/01/2038	500	548
Private Colleges & Universities Authority, Savannah College Of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,365
Rev., 5.00%, 04/01/2027	400	436
Private Colleges & Universities Authority, Various Emory University, Series B, Rev., (SIFMA Municipal Swap Index + 0.42%), 1.33%, 10/01/2039 (aa)	1,000	1,000
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	147
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	105
Series A, GO, 5.00%, 08/01/2023	85	88
Series C, GO, 5.00%, 07/01/2031 (w)	500	593
Series F, GO, 5.00%, 01/01/2025	2,000	2,145
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	794
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	1,000	1,055
State of Georgia, Tranche #1, Series A, GO, 5.00%, 07/01/2023	1,420	1,467
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,307
Tender Option Bond Trust Receipts/Certificates, Series 2017-ZF0589, Rev., LIQ: Bank of America NA, 0.00%, 06/01/2049 (e) (z)	3,750	3,750

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2021-XG0308, Rev., LIQ: Bank of America NA, 0.00%, 01/01/2052 (e) (z)	2,430	2,430
Valdosta Housing Authority, Tishco Rural Rental Housing, Rev., 1.25%, 02/01/2025 (z)	375	367
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,278
Walker County Development Authority, Gateway At Rossville Project, Rev., 0.46%, 12/01/2024 (z)	1,000	968

		168,127

Guam — 0.0% (g)
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	882

Hawaii — 0.4%
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	16
Series A, GO, 5.00%, 09/01/2027	30	34
Series C, GO, 5.00%, 10/01/2029	1,000	1,156
State of Hawaii, Series FG, GO, 4.00%, 10/01/2032	2,000	2,085
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,606
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,737
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,157
Series B, Rev., 5.00%, 07/01/2026	1,250	1,364
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	264
Series A, Rev., AMT, 4.00%, 07/01/2032	500	524
Series A, Rev., AMT, 4.00%, 07/01/2033	750	778
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,654
Series A, Rev., AMT, 5.00%, 07/01/2027	250	277
Series A, Rev., AMT, 5.00%, 07/01/2028	500	559
Series A, Rev., AMT, 5.00%, 07/01/2029	250	281
Series C, Rev., 4.00%, 07/01/2032	200	213
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,139
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,135

		18,979

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	1,793
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 5.00%, 07/15/2029	280	320
Series A, Rev., 5.00%, 07/15/2030	1,250	1,444
Series A, Rev., 5.00%, 07/15/2031	750	867

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Idaho — continued
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	191

		4,615

Illinois — 5.3%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,917
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	11
Series A, GO, 5.00%, 12/01/2041	1,000	1,017
Chicago Board of Education, Capital Appreciation, School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	462
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,130	836
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	388
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	818
Chicago Board of Education, Dedicated, Series C, GO, 5.00%, 12/01/2034	2,000	2,055
Chicago O’Hare International Airport, Rev., AMT, 5.00%, 01/01/2030	3,400	3,521
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,505
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,485
Series A, Rev., 5.00%, 01/01/2035	6,000	6,571
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, Rev., 5.00%, 06/01/2023	700	719
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,099
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., BAM, 5.00%, 12/01/2046	500	558
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,033
Rev., 5.25%, 12/01/2049	3,000	3,087
Series A, Rev., 5.00%, 12/01/2045	6,750	7,201
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,014
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,816
Series A, GO, 5.00%, 01/01/2033	1,000	1,041
Series A, GO, 5.00%, 01/01/2034	4,500	4,666
Series A, GO, 6.00%, 01/01/2038	8,775	9,420

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series B, GO, 4.00%, 01/01/2038	521	487
Series C, GO, Zero Coupon, 01/01/2027	500	418
Series C, GO, 5.00%, 01/01/2025	45	47
Series C, GO, 5.00%, 01/01/2028	1,450	1,506
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026	305	284
Special Assessment, 3.04%, 12/01/2028	270	246
City of Chicago Waterworks Revenue, Second Lien Project, Rev., 5.00%, 11/01/2023	100	103
City of Chicago, Capital Appreciation City Colleges, GO, NATL, Zero Coupon, 01/01/2031	75	52
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,338
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,163
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	2,020
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,053
Cook County, Community Unit School District No. 401, Elmwood Park, GO, 3.00%, 12/01/2022	500	503
County of Cook,
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,096
Series A, GO, 5.00%, 11/15/2026	3,900	4,265
Series A, GO, 5.00%, 11/15/2028	2,300	2,574
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,323
Illinois Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 11/01/2044 (z)	215	214
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	704
Series A, Rev., 4.00%, 07/15/2039	3,000	2,964
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,748
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	426
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,600	2,681
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	880
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	532
Illinois Finance Authority, Ascension Health Credit, Series C, Rev., 5.00%, 02/15/2036	1,355	1,440

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	138
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,214
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,682
Rev., 4.00%, 07/01/2040	1,500	1,512
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,589
Rev., 5.00%, 10/01/2032	750	800
Rev., 5.00%, 10/01/2034	125	133
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	113
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,126
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	1,500	1,656
Illinois Finance Authority, OSF Healthcare System, Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,347
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	372
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 1.61%, 05/01/2042 (aa)	180	174
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,262
Illinois Finance Authority, Swedish Covenant Hospital,
Rev., 5.00%, 08/15/2032 (p)	4,000	4,409
Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	1,863
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 5.00%, 08/15/2031	2,530	2,907
Series B, Rev., 5.00%, 08/15/2053 (z)	285	325
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,395
Series A, Rev., 5.00%, 10/01/2034	1,750	2,037
Series A, Rev., 5.00%, 10/01/2035	1,400	1,625
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	251
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,635	1,647
Illinois Housing Development Authority, Concord Commons, Rev., 0.25%, 02/01/2024 (z)	605	596

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	4,285	4,196
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	445	434
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	510
Rev., AGM, 5.25%, 06/15/2031	225	235
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2028	185	198
Series A, Rev., 5.00%, 01/01/2041	3,300	3,612
Series A, Rev., 5.00%, 01/01/2044	1,580	1,694
Series B, Rev., 5.00%, 01/01/2029	100	107
Series C, Rev., 5.00%, 01/01/2023	60	61
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	5,455
Series B, Rev., 5.00%, 01/01/2028	4,000	4,491
Series B, Rev., 5.00%, 01/01/2041	2,190	2,300
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,113
Series A, Rev., 5.00%, 01/01/2037	1,555	1,719
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,395
GO, AGM, 4.00%, 01/01/2045	3,000	2,869
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	292
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	2,558
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick, Rev., NATL, Zero Coupon, 12/15/2035	500	277
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	562
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., 3.00%, 06/15/2025	150	148
Rev., 4.00%, 12/15/2042	4,990	4,461
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,252
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,016
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2023	130	133
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	28

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	822
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	704
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,227
State of Illinois,
GO, 4.00%, 06/01/2036	485	464
GO, 5.00%, 07/01/2023	85	87
GO, 5.00%, 08/01/2024	1,345	1,348
GO, 5.00%, 08/01/2025	1,740	1,744
GO, 5.00%, 01/01/2028	6,810	7,205
GO, 5.00%, 02/01/2028	3,000	3,215
GO, 5.00%, 01/01/2029	2,085	2,183
GO, 5.00%, 02/01/2029	2,000	2,120
GO, 5.25%, 02/01/2030	2,000	2,053
GO, 5.50%, 05/01/2030	2,000	2,211
GO, 5.50%, 07/01/2038	1,000	1,021
Series A, GO, 5.00%, 10/01/2023	300	309
Series A, GO, 5.00%, 03/01/2024	80	83
Series A, GO, 5.00%, 11/01/2026	1,360	1,456
Series A, GO, 5.00%, 03/01/2027	2,355	2,530
Series A, GO, 5.00%, 03/01/2028	2,500	2,697
Series A, GO, 5.00%, 03/01/2030	1,000	1,084
Series A, GO, 5.00%, 03/01/2046	1,000	1,027
Series A, GO, 5.25%, 03/01/2037	120	129
Series A, GO, 5.50%, 03/01/2042	4,190	4,553
Series B, GO, 5.00%, 10/01/2029	1,000	1,083
Series B, GO, 5.00%, 10/01/2031	5,000	5,366
Series B, GO, 5.50%, 05/01/2039	250	268
Series C, GO, 5.00%, 11/01/2029	2,900	3,087
Series D, GO, 5.00%, 11/01/2026	1,980	2,120
Series D, GO, 5.00%, 11/01/2027	6,080	6,556
Series D, GO, 5.00%, 11/01/2028	2,500	2,679
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,355
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,100
GO, 7.35%, 07/01/2035	4,000	4,363
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	146
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	11,015
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038 (w)	1,195	1,337
Will Grundy Etc. Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,548

		267,891

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — 2.5%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	977
City of Franklin, Otterbein Homes, Series B, Rev., 5.00%, 07/01/2023	115	118
City of Kokomo, KHA RAD I Apartments, Rev., HUD, 0.56%, 02/01/2025 (z)	2,175	2,100
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	246
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	101
City of Rockport, Rockport Pollution Control, AEP Generating Company Project, Series A, Rev., 1.35%, 07/01/2025 (z)	20	20
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,248
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,585	1,609
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	1,017
Indiana Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 10/01/2031 (z)	660	657
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,438
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	55	56
Indiana Finance Authority, CWA Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	570
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,158
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.68%, 07/01/2022 (z)	2,500	2,500
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2023	45	47
Indiana Finance Authority, Indiana University Health, Series C, Rev., 5.00%, 12/01/2022	250	254
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,188
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,105

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,884
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	1,970
Series B, Rev., 2.50%, 11/01/2030	1,000	870
Indiana Finance Authority, Private Activity Ohio River Bridges Project, Rev., AMT, 5.00%, 07/01/2044 (p)	10,000	10,291
Indiana Finance Authority, Private Activity, Ohio River Bridges, Rev., AMT, 5.00%, 07/01/2048 (p)	2,435	2,506
Indiana Finance Authority, Second Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2034	2,000	2,278
Rev., 5.00%, 10/01/2035	3,000	3,399
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	144
Indiana Finance Authority, University Of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,159
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	905
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,277
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	87
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	880	862
Indiana Housing & Community Development Authority, RD Moving Forward Justus Project, Rev., 0.33%, 06/01/2024 (z)	135	132
Indiana Housing & Community Development Authority, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	1,000	967
Series C1, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	45	44
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,044
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,864
Series A, Rev., 5.00%, 06/01/2024	15	16
Series A, Rev., 5.00%, 06/01/2025	500	534
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	214
Indianapolis Local Public Improvement Bond Bank, CityWay 1 Project,
Series B, Rev., 5.00%, 02/01/2024	175	183
Series B, Rev., 5.00%, 02/01/2025	205	215

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,136
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,087
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,055
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,106
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,611
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,584
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	5,045
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,157
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,061
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,684
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,336
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,105

		127,221

Iowa — 0.7%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,500
GO, AGM, 5.00%, 06/01/2026	1,290	1,409
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,193
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	360	359
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (z)	5,905	5,885
Rev., 5.00%, 12/01/2050	1,800	1,823
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	2,125	2,079
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	7,750	7,471
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,567
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	1,000	1,050
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,654
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,866

		33,856

Kansas — 0.4%
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	891
City of Olathe, Temporary Notes, Series A, GO, 4.00%, 08/01/2022	5,000	5,011

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kansas — continued
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,309
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,625
Wyandotte County-Kansas City Unified Government Utility System Revenue, Improvement, Series B, Rev., 5.00%, 09/01/2026 (p)	210	211

		18,047

Kentucky — 1.3%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,582
County of Boone, Duke Energy, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.93%, 07/07/2022 (z)	10,000	10,000
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,231
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	537
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,210
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	840
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2022	2,000	2,011
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	391
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,421
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,669
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	575	553
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	275	263
Kentucky Public Energy Authority,
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 1.83%, 12/01/2049 (aa)	1,000	981
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 2.21%, 08/01/2052 (aa)	2,500	2,380
Series C, Rev., 4.00%, 02/01/2050 (z)	1,190	1,200
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	12,885	13,040

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky State Property & Building Commission, Project 125, Series A, Rev., 5.00%, 09/01/2022	30	30
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	154
COP, BAM, 4.00%, 11/01/2035	135	142
COP, BAM, 4.00%, 11/01/2036	155	163
COP, BAM, 4.00%, 11/01/2038	650	672
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,466
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	712
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	804
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,786
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 4.00%, 10/01/2034	125	123
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,265

		63,626

Louisiana — 1.1%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	2,000	2,055
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax,
Rev., AGM, 5.00%, 08/01/2022	80	80
Rev., AGM, 5.00%, 08/01/2027	1,400	1,548
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,907
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax, 5.00%, 07/15/2027	900	901
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	501
Louisiana Housing Corp., Hollywood Acres And Hollywood Heights Projects, Rev., 0.55%, 12/01/2023	165	160
Louisiana Housing Corp., Mabry Place Townhouse Project, Rev., 0.31%, 08/01/2024 (z)	1,955	1,907

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — continued
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052 (w)	1,250	1,323
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,390
Rev., 2.50%, 04/01/2036	1,000	810
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2038	2,560	2,422
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,166
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,532
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	3,000	3,059
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,064
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,155
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,036
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,127
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	847
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,242
St Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,720
Series A, Rev., 5.00%, 07/01/2034	1,655	1,749
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,556
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,032
Series A, Rev., (United States SOFR * 0.70 + 0.50%), 1.56%, 05/01/2043 (aa)	1,135	1,090
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,565
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	128

		58,072

Maine — 0.3%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	599

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	172
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	79
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	91
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2030	50	56
Series A, Rev., AGM, 5.00%, 07/01/2031	295	333
Series A, Rev., AGM, 5.00%, 07/01/2032	315	350
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	995	969
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,906
Rev., 5.00%, 07/01/2031	400	461
Rev., 5.00%, 07/01/2033	1,155	1,320

		13,336

Maryland — 1.5%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,521
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	489
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	50	52
County of Frederick, Public Facilities Project, Series A, GO, 5.00%, 10/01/2022	4,995	5,039
County of Howard, Metropolitan District, Series E, GO, 5.00%, 02/15/2027	1,850	2,073
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,627
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,449
County of Prince George’s, Behavioral Health Facility,
COP, 5.00%, 10/01/2022	70	71
COP, 5.00%, 10/01/2023	650	675
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	783
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	5,327
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	155	151
Series D, Rev., 3.25%, 09/01/2050	2,660	2,638
Maryland Community Development Administration, Residential, Series B, Rev., AMT, 4.50%, 09/01/2048	1,680	1,723
Maryland Community Development Administration, Social Bonds, Series C, Rev., 3.00%, 09/01/2051	2,516	2,450

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,331
Maryland Economic Development Corp., Morgan State University Project, Rev., 4.00%, 07/01/2040	665	590
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,267
Tax Allocation, 4.00%, 09/01/2040	1,280	1,119
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,924
Rev., 5.00%, 01/01/2025	470	491
Rev., 5.00%, 01/01/2036	4,580	4,864
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,356
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	2,008
Rev., 4.00%, 06/01/2036	2,125	2,120
Series A, Rev., 5.00%, 06/01/2033	1,375	1,582
State of Maryland, Series B, GO, 5.00%, 08/01/2022	430	431
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2037	865	848
Rev., AMT, 4.00%, 08/01/2038	965	945
Rev., AMT, 4.00%, 08/01/2039	1,160	1,128
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,718
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	7,000	8,015
State of Maryland, Second, Series B, GO, 5.00%, 08/01/2025 (p)	505	506
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,185
Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	3,000	3,475
Series A, Rev., CNTY GTD, BAN, VRDO, 0.88%, 07/07/2022 (z)	3,100	3,100
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,706
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,357

		76,434

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — 1.2%
Commonwealth of Massachusetts,
Rev., NATL, 5.50%, 01/01/2034	1,000	1,185
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,544
Series B, GO, 5.00%, 11/01/2024	3,000	3,204
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	405
Commonwealth of Massachusetts, Consolidated Loan, Series D2, GO, 1.70%, 08/01/2043 (z)	1,000	1,000
Massachusetts Development Finance Agency,
Series A1, Rev., 5.00%, 07/01/2050 (z)	5,000	5,644
Series B, Rev., 0.25%, 07/01/2024 (z)	370	362
Massachusetts Development Finance Agency, Harvard University Issue, Series A, Rev., 5.00%, 10/15/2030	1,000	1,175
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	984
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 1.51%, 07/01/2049 (e) (aa)	100	99
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,084
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	3,030	2,768
Series B, Rev., AMT, 5.00%, 07/01/2023	250	257
Series B, Rev., AMT, 5.00%, 07/01/2024	615	644
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,160
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	159
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,030	965
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 0.83%, 07/07/2022 (z)	4,015	4,015
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,580	3,511
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	522
Massachusetts Housing Finance Agency, Social Bonds, Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	1,040	1,016
Massachusetts Housing Finance Agency, Sustainability Bond, Series B2, Rev., 0.75%, 06/01/2025	115	108

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Housing Finance Agency, Sustainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	102
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	134
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,127
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,665
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,217
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,199
Massachusetts School Building Authority, Senior, Series B, Rev., 5.00%, 08/15/2028 (p)	5,000	5,021
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,550
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Subordinated, Contract, Rev., 5.00%, 01/01/2039 (z)	3,725	3,781
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	905	1,001
Massachusetts Water Resources Authority, Green Bonds, Series C, Rev., 4.00%, 08/01/2022	65	65
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,545

		63,218

Michigan — 1.6%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.60%), 1.25%, 07/01/2032 (aa)	1,000	976
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	448
Series A, GO, 5.00%, 04/01/2039	115	119
Series A, GO, 5.00%, 04/01/2046	35	36
Series A, GO, 5.00%, 04/01/2050	30	30
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	243
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	383
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	305
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	672

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,281
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,441
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,106
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,241
Great Lakes Water Authority Water Supply System Revenue, Taxable Senior Lien, Series C, Rev., 2.19%, 07/01/2027	3,000	2,781
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	80
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,443
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029 (p)	2,405	2,593
Michigan Finance Authority,
Rev., 5.00%, 11/15/2023	1,375	1,433
Rev., 5.00%, 11/15/2045	5,000	5,093
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	284
Rev., 5.00%, 05/01/2046	2,000	1,790
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,470
Rev., 5.00%, 04/15/2030	3,000	3,432
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	103
Michigan Finance Authority, Henry Ford Health System, Series A, Rev., 5.00%, 11/15/2048	5,000	5,167
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	761
Rev., 5.00%, 09/01/2033	800	880
Rev., 5.00%, 09/01/2034	570	625
Rev., 5.00%, 09/01/2035	1,200	1,313
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	2,010
Michigan Finance Authority, Hospital CHE Trinity Health Credit Group, Rev., 1.35%, 12/01/2034 (z)	2,000	2,000
Michigan Finance Authority, Multi Modal McLaren Health Care, Rev., 4.00%, 02/15/2050	2,500	2,339
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,101
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	2,811
Series I, Rev., 5.00%, 10/15/2029	1,750	2,008

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 1.00%, 07/07/2022 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	112
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	375	354
Series C, Rev., 3.00%, 06/01/2051	2,570	2,520
Michigan State Housing Development Authority, Carpenter Place Apartments, Rev., HUD, 1.25%, 12/01/2024 (z)	495	487
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,400	3,317
Series A, Rev., 5.00%, 06/01/2053	2,480	2,627
Michigan State University,
Series A, Rev., 5.00%, 08/15/2022	705	708
Series A, Rev., 5.00%, 08/15/2029	2,000	2,255
Series A, Rev., 5.00%, 08/15/2038	250	255
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,466
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	2,931
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	680
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,668
Monroe County Economic Development Corp., Collateral Detroit Edison Co., Series AA, Rev., NATL, 6.95%, 09/01/2022	1,360	1,371
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 5.00%, 11/15/2022	1,195	1,211
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	466
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,530
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,090

		83,346

Minnesota — 0.9%
County of Hennepin,
Series A, GO, 5.00%, 12/01/2022	2,300	2,334
Series C, GO, 5.00%, 12/15/2032	1,500	1,711
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	2,415	2,357

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,273
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	876
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	800	784
Series C, Rev., 5.00%, 08/01/2032	2,365	2,725
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	1,085	1,059
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,575	3,515
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	374	361
Series I, Rev., 3.00%, 01/01/2051	3,705	3,631
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., 3.00%, 07/01/2052	110	107
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,145	1,112
Series F, Rev., 3.00%, 07/01/2052	255	249
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,416
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,479
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	1,580	1,574
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	3,856
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	1,500	1,468
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	717
Series A, GO, 5.00%, 08/01/2026	250	278
Series A, GO, 5.00%, 10/01/2029	45	50
Series A, GO, 5.00%, 08/01/2034	2,000	2,226
Series B, GO, 5.00%, 08/01/2022	100	100
Series E, GO, 3.00%, 08/01/2026	710	730

		46,988

Mississippi — 0.2%
Mississippi Business Finance Corp., Chevron USA, Inc., Rev., VRDO, 0.94%, 07/07/2022 (z)	4,000	4,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — continued
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	118
Mississippi Home Corp., J&A Development Portfolio Project, Series 1, Rev., 0.30%, 02/01/2024 (z)	40	39
Mississippi Home Corp., Southwest Village Apartments Project, Rev., HUD, 2.00%, 02/01/2025 (z)	2,970	2,949
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	264

		7,370

Missouri — 0.9%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH, Rev., 4.00%, 03/01/2041	870	763
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	550
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,548
Series A, Rev., 4.00%, 11/01/2035	1,000	1,018
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,968
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series B, Rev., 4.00%, 05/01/2051 (z)	1,500	1,564
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	3,400	3,258
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	1,969
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,475
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	459
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	977
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,214
Rev., AMT, 4.00%, 03/01/2040	2,500	2,375
Rev., AMT, 5.00%, 03/01/2029	3,050	3,352
Rev., AMT, 5.00%, 03/01/2038	2,480	2,609
Rev., AMT, 5.00%, 03/01/2046	5,000	5,187
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	417

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	510	498
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,260	3,183
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	450	443
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	10	10
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,868
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027 (p)	400	428
COP, 4.00%, 04/01/2028 (p)	410	441
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	513
St Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,243
St Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,510
State of Missouri, Health & Educational Facilities, Saint Luke’s Health System, Inc., Rev., 5.00%, 11/15/2023	290	302

		45,142

Montana — 0.1%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	3,315	3,255
Series A, Rev., 3.00%, 06/01/2052	365	355
Series B2, Rev., AMT, 3.50%, 12/01/2042	440	442
Series B, Rev., 3.00%, 12/01/2051	1,260	1,230
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,050
Montana State Board of Regents,
Series G, Rev., 5.00%, 11/15/2031	250	291
Series G, Rev., 5.00%, 11/15/2032	630	726

		7,349

Nebraska — 0.5%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,109
Rev., 5.00%, 09/01/2042	625	628
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 1.44%, 07/01/2035 (aa)	2,250	2,254
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	328

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,087
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,105
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,357
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	996
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	8,858

		24,722

Nevada — 1.0%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,031
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	175
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,229
Clark County School District, Series C, GO, 5.00%, 06/15/2026	1,250	1,372
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	560
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,332
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,141
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,547
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	2,000	2,086
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,644
Rev., 5.00%, 07/01/2031	1,950	2,186
Rev., 5.00%, 07/01/2032	2,385	2,664
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,448
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,605
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	825
Las Vegas Convention & Visitors Authority, Series B, Rev., 5.00%, 07/01/2043	5,150	5,572

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Las Vegas Valley Water District, Series A, GO, 5.00%, 06/01/2026	1,500	1,652
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,300
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	73
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Rev., AMT, 0.85%, 01/01/2050 (e) (z)	4,500	4,440

		51,882

New Hampshire — 0.2%
New Hampshire Business Finance Authority,
Rev., 4.13%, 01/20/2034	967	952
Rev., 4.38%, 09/20/2036	414	397
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,750
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	710
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	270
Rev., 4.00%, 01/01/2027	250	248
Rev., 4.00%, 01/01/2028	290	286
Rev., 4.00%, 01/01/2029	300	293
Rev., 4.00%, 01/01/2030	280	270
Rev., 4.00%, 01/01/2031	290	277
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,594
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 1.29%, 10/01/2033 (aa)	4,170	4,018

		11,065

New Jersey — 3.3%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	110
Series A, GO, AGM, 5.00%, 10/01/2028	750	833
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	879
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	694
Rev., BAM, 4.00%, 07/01/2051	1,000	951
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	170

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,100
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	2,705
Series AAA, Rev., 5.00%, 06/15/2041	500	517
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,418
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,273
Series B, Rev., 5.00%, 11/01/2023	75	78
Series DDD, Rev., 5.00%, 06/15/2033	1,500	1,574
New Jersey Economic Development Authority, American Water Company,
Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,265	1,252
Series C, Rev., AMT, 1.15%, 06/01/2023	135	134
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	1,375	1,384
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	254
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,268
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	2,039
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,034
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2031 (p)	1,190	1,217
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,576
New Jersey Economic Development Authority, School Facilities Construction SIFMA, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 2.51%, 03/01/2028 (aa)	10,000	10,065
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	501
Series QQQ, Rev., 4.00%, 06/15/2035	500	499
Series QQQ, Rev., 5.00%, 06/15/2026	555	592
Series QQQ, Rev., 5.00%, 06/15/2027	410	443
Series QQQ, Rev., 5.00%, 06/15/2028	400	434
New Jersey Economic Development Authority, Social Bonds, Series QQQ, Rev., 4.00%, 06/15/2046	255	235
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,536
Series B, Rev., 5.00%, 06/15/2028	8,635	9,375
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,112

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, Princeton University,
Series B, Rev., 5.00%, 07/01/2024	1,000	1,059
Series I, Rev., 5.00%, 07/01/2036	1,015	1,113
New Jersey Educational Facilities Authority, Ramapo College Of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	224
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,333
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Rev., 5.00%, 07/01/2037	1,600	1,682
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	600
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,457
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,611
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,575
New Jersey Higher Education Student Assistance Authority, Senior,
Series A, Rev., AMT, 3.50%, 12/01/2039	150	144
Series B, Rev., AMT, 4.00%, 12/01/2041	250	239
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	316
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	223
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,082
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,725	2,717
New Jersey Housing & Mortgage Finance Agency, Browns Woods Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	850	836
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	835	807
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 4.00%, 06/15/2035	2,000	1,996
Series A, Rev., 5.00%, 12/15/2028	300	327
Series A, Rev., 5.00%, 06/15/2029	1,550	1,694
Series A, Rev., 5.00%, 06/15/2030	3,000	3,284
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,597
Series AA, Rev., 4.00%, 06/15/2050	500	455
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,093
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,207
Series AA, Rev., 5.00%, 06/15/2045	660	688

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	497
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	536
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,955
Rev., 5.00%, 12/15/2028	1,000	1,089
Rev., 5.00%, 12/15/2031	1,560	1,686
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	999
Series E, Rev., 5.00%, 01/01/2027	1,000	1,102
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	403
GO, BAM, 4.00%, 07/15/2035	410	411
GO, BAM, 4.00%, 07/15/2036	425	422
GO, BAM, 4.00%, 07/15/2037	430	426
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,283
Rev., AGM, 5.00%, 06/01/2040	1,100	1,277
Rev., AGM, 5.00%, 06/01/2041	1,000	1,161
Rev., AGM, 5.00%, 06/01/2042	1,000	1,161
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,854
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	521
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,069
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,043
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	553
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,330
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,183
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,114
Series A, GO, 4.00%, 06/01/2031	8,340	8,801
Series A, GO, 5.00%, 06/01/2028	4,245	4,726
Series A, GO, 5.00%, 06/01/2029	15,000	16,858
Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.00%, 09/11/2025 (e) (z)	4,720	4,720

		166,791

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — 0.4%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	265
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,587
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	1,000	963
City of Farmington, San Juan And Four Corners, Rev., 2.15%, 04/01/2033	4,890	3,770
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	1,000	857
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,058
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,146
Rev., 5.00%, 06/01/2032	1,000	1,069
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	305	302
New Mexico Mortgage Finance Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,350	1,318
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	840	820
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	220	223
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,925	4,136
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,551

		20,065

New York — 12.5%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,270
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,711
Rev., AGM, 5.00%, 04/01/2026	500	543
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	344
Build NYC Resource Corp., Academic Leadership Charter School,
Rev., 4.00%, 06/15/2023	100	101
Rev., 4.00%, 06/15/2024	70	71
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,015

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	663
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,106
Series A, GO, 5.00%, 09/01/2027	1,500	1,605
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	377
Series A1, GO, 4.00%, 08/01/2034	3,000	3,022
Series A1, GO, 4.00%, 08/01/2036	1,000	998
Series A1, GO, 5.00%, 08/01/2029	2,900	3,312
Series A1, GO, 5.00%, 08/01/2041	3,000	3,263
Series A, GO, 5.00%, 08/01/2028	100	111
Series B1, GO, 5.00%, 08/01/2031	1,000	1,154
Series B1, GO, 5.00%, 08/01/2035	90	101
Series B1, GO, 5.00%, 12/01/2037	1,760	1,886
Series C1, GO, 4.00%, 08/01/2022	1,800	1,804
Series C1, GO, 5.00%, 08/01/2031	500	569
Series C, GO, 5.00%, 08/01/2022	60	60
Series C, GO, 5.00%, 08/01/2026	1,500	1,602
Series C, GO, 5.00%, 08/01/2027	330	371
Series D1, GO, 5.00%, 12/01/2024	150	160
Series D1, GO, 5.00%, 12/01/2031	1,380	1,538
Series D1, GO, 5.00%, 12/01/2036	11,955	12,963
Series D1, GO, 5.00%, 12/01/2044	2,560	2,735
Series E, GO, 5.00%, 08/01/2028	1,625	1,846
Series F1, GO, 5.00%, 04/01/2037	2,730	2,933
Series F1, GO, 5.00%, 04/01/2039	5,000	5,341
Series F1, GO, 5.00%, 03/01/2043	1,000	1,088
Series J3, GO, AGM, 1.15%, 06/01/2036 (z)	2,000	2,000
Series J, GO, 5.00%, 08/01/2025	1,320	1,364
City of New York NY, Series C4, GO, AGC, 1.10%, 10/01/2027 (z)	2,000	2,000
City of New York Prerefunded, Series F1, GO, 5.00%, 03/01/2037 (p)	745	762
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 1.32%, 07/01/2022 (z)	120	120
Series 3, GO, VRDO, 1.19%, 07/07/2022 (z)	90	90
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	505	559
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	134
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,486
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	448
Series C, GO, 5.00%, 08/01/2033	2,000	2,238
Series C, GO, 5.00%, 08/01/2035	4,740	5,250
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	224
GO, 5.25%, 05/01/2041	2,000	2,244
GO, 5.50%, 05/01/2044	1,000	1,145

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	498
County of Nassau,
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,596
Series C, GO, 5.00%, 10/01/2025	1,005	1,088
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,276
Geneva Development Corp., Hobart & William Smith College, Rev., 5.00%, 09/01/2032 (p)	530	533
Hudson Yards Infrastructure Corp.,
Rev., 4.00%, 02/15/2044	9,335	8,996
Series A, Rev., 5.00%, 02/15/2026	1,050	1,147
Series A, Rev., 5.00%, 02/15/2045	2,210	2,347
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,244
Series A, Rev., 5.00%, 09/01/2037	1,250	1,388
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,398
Long Island Power Authority, 2021, Series A, Rev., 5.00%, 09/01/2042 (p)	40	40
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,513
Long Island Power Authority, Unrefunded 2021, Series A, Rev., 5.00%, 09/01/2042	15	15
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 1.56%, 11/01/2032 (aa)	1,770	1,739
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 1.82%, 11/01/2032 (aa)	430	416
Series A, Rev., 5.25%, 11/15/2030	3,025	3,323
Series A, Rev., 5.25%, 11/15/2034	8,000	8,613
Series B4, Rev., 5.00%, 11/15/2023	2,000	2,082
Series B, Rev., 5.00%, 11/15/2024	340	358
Series B, Rev., 5.00%, 11/15/2025	540	573
Series C, Rev., 5.00%, 11/15/2047 (p)	1,000	1,013
Series D1, Rev., BAN, 5.00%, 09/01/2022	3,000	3,016
Series D1, Rev., 5.00%, 11/01/2028	2,000	2,023
Series D, Rev., 5.00%, 11/15/2027	1,200	1,292
Series D, Rev., 5.00%, 11/15/2038	600	608
Series F, Rev., 5.00%, 11/15/2022	160	162
Series F, Rev., BAN, 5.00%, 11/15/2022	4,400	4,450
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,987
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	400	407
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,168

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series B, Rev., 5.00%, 11/15/2023	100	104
Series C2, Rev., Zero Coupon, 11/15/2032	500	334
Series C, Rev., 5.00%, 11/15/2040	2,465	2,563
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,219
Series E, Rev., 4.00%, 11/15/2045	60	54
Series E, Rev., 5.00%, 11/15/2029	250	271
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,062
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,082
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,078
Series D3, Rev., 4.00%, 11/15/2049	1,000	881
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,538
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,547
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,017
Series C1, Rev., 5.00%, 11/15/2026	305	325
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,842
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2022	600	608
Rev., 5.00%, 12/01/2027	1,000	1,067
Rev., 5.00%, 12/01/2028	1,700	1,819
Rev., 5.00%, 12/01/2029	1,900	2,038
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2024	270	283
Series A, Rev., 5.00%, 02/15/2026	6,055	6,592
Series A, Rev., 5.00%, 02/15/2027	5,360	5,931
Series A, Rev., 5.00%, 02/15/2028	3,760	4,210
Series A, Rev., 5.00%, 02/15/2029	2,485	2,807
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	2,500	2,336
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,669
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	944
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,027
Series A, Rev., AGM, 5.00%, 01/01/2025	250	264
Series A, Rev., AGM, 5.00%, 01/01/2027	625	680
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,103
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,662
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,323
Rev., AGM, 5.00%, 03/01/2028	1,250	1,366

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., AGM, 5.00%, 03/01/2029	1,500	1,670
Rev., AGM, 5.00%, 03/01/2030	3,900	4,294
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 0.62%, 07/01/2022 (z)	8,000	8,000
Series GG, Rev., 4.00%, 06/15/2050	5,000	4,864
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	18,606
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	613
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,003
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,846
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,581
New York City Transitional Finance Authority Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,135
Rev., 5.00%, 08/01/2029	3,000	3,420
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 5.25%, 08/01/2042 (w)	3,000	3,383
Series A1, Rev., 4.00%, 11/01/2038	5,000	4,994
Series E1, Rev., 3.00%, 02/01/2028	730	745
Series E1, Rev., 5.00%, 02/01/2023	135	138
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,320
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	7,061
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,061
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	1,997
Rev., 5.00%, 11/01/2025	255	277
Series A1, Rev., 5.00%, 08/01/2042	2,000	2,154
Series B1, Rev., 4.00%, 08/01/2042	815	803
Series DS, Rev., 4.00%, 11/01/2038	4,000	3,995
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	8,027
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,151
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,971
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,842

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,490
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	415
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series I, Rev., 5.00%, 05/01/2027	345	354
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	568
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,553
Series BB2, Rev., 5.00%, 06/15/2027	1,500	1,637
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,204
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,161
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,813
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	880	970
Rev., 5.00%, 06/15/2029	870	1,000
Rev., 5.00%, 06/15/2047	14,655	14,844
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,921
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,582
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,345
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,159
Series DD, Rev., 5.00%, 06/15/2047	6,680	7,187
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.62%, 07/01/2022 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,167
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	539
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,393
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	961
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	7,400	7,196
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	146
Rev., AGM, 5.00%, 11/15/2028	1,000	1,143
Rev., AGM, 5.00%, 11/15/2033	1,700	1,955
Rev., AGM, 5.00%, 11/15/2034	1,385	1,582
Rev., AGM, 5.00%, 11/15/2035	1,250	1,419
New York State Dormitory Authority,
Series 2015-B, Rev., 5.00%, 03/15/2027	1,000	1,082
Series A, Rev., 4.00%, 03/15/2038	250	247

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 4.00%, 03/15/2039	1,000	985
Series A, Rev., 5.00%, 03/15/2024 (p)	100	105
Series A, Rev., 5.00%, 03/15/2029	3,000	3,404
Series A, Rev., 5.00%, 03/15/2034	2,000	2,164
Series A, Rev., 5.00%, 03/15/2040	1,000	1,070
Series D, Rev., 5.00%, 02/15/2027	770	855
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,404
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,179
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,410
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	110
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,106
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2031	1,000	1,145
Series A, Rev., 5.00%, 03/15/2033	2,000	2,265
Series A, Rev., 5.00%, 03/15/2036	2,015	2,182
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,395
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,137
Series A, Rev., 5.00%, 08/01/2026	900	953
Series A, Rev., 5.00%, 08/01/2031	1,010	1,043
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	623
New York State Dormitory Authority, Northwell Health Obligated Group, Rev., 4.25%, 05/01/2052	4,930	4,652
New York State Dormitory Authority, Rockefeller University, Series A, Rev., 5.00%, 07/01/2038	1,000	1,000
New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGM, 5.00%, 10/01/2025	1,460	1,581
New York State Dormitory Authority, St. John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	922
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	150
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037 (w)	2,500	2,556

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Environmental Facilities Corp., Green Bond 2010 Master Finance,
Rev., 4.00%, 08/15/2036	720	725
Rev., 4.00%, 08/15/2037	1,760	1,760
Rev., 4.00%, 08/15/2038	1,000	995
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,865
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System Incorporate Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	237
New York State Housing Finance Agency, Sustainability Bonds,
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,199
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,755
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,118
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,042
Series P, Rev., 1.55%, 11/01/2023	260	258
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	494
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,137
Series L, Rev., 5.00%, 01/01/2024	75	78
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,054
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,925
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	1,992
Rev., 4.00%, 03/15/2041	5,000	4,912
Rev., 5.00%, 03/15/2030	500	570
Series C3, Rev., 5.00%, 03/15/2038	1,860	2,012
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,952
Rev., 5.00%, 03/15/2028	1,250	1,403
Rev., 5.00%, 03/15/2034	3,000	3,137
Series A, Rev., 5.00%, 03/15/2024	1,000	1,052
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,380
Series B, Rev., 3.54%, 03/15/2028	7,000	6,868
New York Transportation Development Corp., American Airlines, Inc., Rev., AMT, 2.25%, 08/01/2026	945	885
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia, Rev., AMT, 5.00%, 01/01/2032	3,000	3,053

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Delta Air Lines Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	10,000	10,113
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 5.00%, 07/01/2046	3,805	3,889
Rev., AMT, 5.25%, 01/01/2050	2,000	2,050
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	555
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,814
Rev., AMT, 5.00%, 12/01/2032	2,005	2,113
Rev., AMT, 5.00%, 12/01/2033	1,000	1,046
Rev., AMT, 5.00%, 12/01/2037	3,500	3,651
Rev., AMT, 5.00%, 12/01/2038	1,000	1,042
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	280
Rev., AMT, 4.00%, 12/01/2039	300	279
Rev., AMT, 4.00%, 12/01/2040	1,475	1,361
Rev., AMT, 4.00%, 12/01/2041	300	274
Rev., AMT, 4.00%, 12/01/2042	300	272
Rev., 5.00%, 12/01/2024	200	211
Rev., 5.00%, 12/01/2025	200	212
Rev., 5.00%, 12/01/2026	200	214
Rev., 5.00%, 12/01/2027	200	215
Rev., 5.00%, 12/01/2028	200	213
Rev., 5.00%, 12/01/2037	250	262
Rev., 5.00%, 12/01/2038	250	262
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,380
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,256
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	5,068
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,389
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,226
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,163
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,220
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,797
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,657

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,131
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,254
Series 222, Rev., 5.00%, 07/15/2034	5,000	5,562
State of New York Mortgage Agency, Social Bond, Series 239, Rev., SONYMA, 3.25%, 10/01/2051	295	288
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	2,635	2,579
Series 235, Rev., AMT, 0.30%, 10/01/2022	200	200
Series 235, Rev., AMT, 0.40%, 04/01/2023	215	212
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	186
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	110	109
Tender Option Bond Trust Receipts/Certificates, Series 2020-ZF0950, Rev., VRDO, LIQ: Toronto Dominion Bank, 0.94%, 07/07/2022 (e) (z)	7,020	7,020
Triborough Bridge & Tunnel Authority,
Series A1, Rev., 5.00%, 05/15/2051	7,175	7,785
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,040
Series A, Rev., BAN, 5.00%, 11/01/2025	3,165	3,444
Series A, Rev., 5.00%, 11/15/2038	1,000	1,011
Series A, Rev., 5.00%, 11/15/2041	1,975	2,112
Series A, Rev., 5.00%, 11/15/2049	3,040	3,262
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,751
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,559
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,647
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,229
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035 (w)	2,000	2,265
Rev., 5.00%, 05/15/2036 (w)	2,000	2,256
Rev., 5.00%, 05/15/2038 (w)	4,240	4,742
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	51
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	726
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,449

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Utility Debt Securitization Authority, Restructuring,
Rev., 5.00%, 12/15/2025	15	16
Series TE, Rev., 5.00%, 12/15/2033	3,150	3,282
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	270	265
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	467
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	445	409

		633,768

North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Series C, Rev., 5.00%, 01/15/2048 (z)	20,000	20,432
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligation Group, Rev., 4.00%, 01/15/2043	160	158
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,110
City of Charlotte Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2023	1,750	1,800
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,323
Rev., AMT, 5.00%, 07/01/2049	5,000	5,246
City of Charlotte, 2003 Governmental Facilities Project, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.90%, 07/07/2022 (z)	2,600	2,600
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,445
City of Charlotte, Water & Sewer System Revenue, Rev., 5.00%, 07/01/2027	1,000	1,128
City of Goldsboro, Grand At Day Point Project, Rev., HUD, GNMA COLL, 0.28%, 05/01/2024 (z)	2,785	2,711
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,687
County of Wake, Rev., 5.00%, 03/01/2023	120	123
Durham Housing Authority, J.J. Henderson, Rev., HUD, 0.30%, 06/01/2024 (z)	165	161
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	65	65
Series 44, Rev., 4.00%, 07/01/2050	370	376
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,555	1,329

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	1,000	976
North Carolina Housing Finance Agency, Wind Crest Senior Living, Rev., 0.36%, 06/01/2024 (z)	825	814
North Carolina Medical Care Commission, CaroMont Health,
Series A, Rev., 4.00%, 02/01/2036	500	496
Series B, Rev., 5.00%, 02/01/2051 (z)	790	857
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	842
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	600
Series A, Rev., 4.00%, 10/01/2040	1,200	1,067
Series A, Rev., 4.00%, 10/01/2045	2,250	1,920
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,948
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	772
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	4,130	4,300
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,606
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,092
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,302
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	3,086
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,132
University of North Carolina at Chapel Hill, University Of North Carolina at Chapel Hill, Rev., (United States SOFR * 0.67 + 0.65%), 1.66%, 12/01/2041 (aa)	1,250	1,239
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,378

		76,121

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,469
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2027	595	645
Rev., 5.00%, 12/01/2031	1,900	2,087
City of West Fargo, Series A, GO, 2.00%, 05/01/2023	525	526

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Dakota — continued
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,235	2,194
Series C, Rev., 4.00%, 01/01/2050	885	898
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	50	49
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	3,050	3,111
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	1,085	1,052
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,437
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	318

		15,786

Ohio — 2.3%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	1,605	1,664
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,204
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	492
Rev., 4.00%, 11/15/2035	1,000	978
Rev., 4.00%, 11/15/2038	750	723
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,776
Rev., 5.00%, 02/15/2026	600	656
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	10,815	10,184
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,010
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,162
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	327
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,000	988
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	55
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	3,500	3,884
County of Geauga, South Franklin Circle Project, Series A, Rev., 8.00%, 12/31/2047 (p) (z)	5,965	6,268

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,598
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	803
Rev., 5.00%, 08/01/2029	145	163
Rev., 5.00%, 08/01/2033	230	255
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	517
Rev., 4.00%, 08/01/2041	1,200	1,162
Dayton Metropolitan Housing Authority, Southern Montgomery Apartments, Rev., HUD, 0.32%, 09/01/2024 (z)	1,505	1,465
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,604
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,244
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	579
Series A, Rev., 5.00%, 09/01/2030	1,005	1,154
Northeast Ohio Medical University, Series A, Rev., 4.00%, 12/01/2035	250	244
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,213
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,055
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,294
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	902
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,760
Rev., 1.50%, 02/01/2026 (z)	120	110
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 1.14%, 12/01/2042 (aa)	155	152
Ohio Higher Educational Facility Commission, Otterbein Homes Obligated, Rev., 4.00%, 07/01/2023	75	76
Ohio Higher Educational Facility Commission, Senior University Circle, Inc. Project, Rev., 5.00%, 01/15/2037	265	274
Ohio Higher Educational Facility Commission, University Of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,222

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	1,130	1,160
Ohio Housing Finance Agency, Chevybrook Estates Apartments Project, Rev., 0.35%, 03/01/2024 (z)	35	35
Ohio Housing Finance Agency, Franklin Manor North Project, Rev., HUD, 0.25%, 09/01/2024 (z)	160	154
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	601
Ohio Housing Finance Agency, Marianna Terrace Apartments, Rev., HUD, 1.30%, 03/01/2025 (z)	330	323
Ohio Housing Finance Agency, Pendleton Apartments Project, Rev., HUD, 0.26%, 03/01/2025 (z)	150	148
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	297
Ohio State University (The), Green Bonds Multiyear Debt Issue, Rev., 5.00%, 12/01/2022	2,000	2,029
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028 (w)	500	552
Rev., 5.00%, 02/15/2029 (w)	1,445	1,611
Rev., 5.00%, 02/15/2032 (w)	270	307
Rev., 5.00%, 02/15/2033 (w)	365	417
Rev., 5.00%, 02/15/2039 (w)	3,000	3,344
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Project,
Rev., 5.00%, 02/15/2025	455	465
Rev., 5.25%, 02/15/2029	1,500	1,533
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	575
Series A, Rev., 5.00%, 12/01/2035	1,000	1,139
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Series A, Rev., 5.00%, 12/01/2034	160	184
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	160
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 0.85%, 07/07/2022 (z)	3,500	3,500
State of Ohio,
Series A, GO, 5.00%, 09/15/2022	95	96
Series A, GO, 5.00%, 09/01/2024	130	138
Series A, GO, 5.00%, 02/01/2038 (p)	3,000	3,290
Series X, GO, 5.00%, 05/01/2035	300	346
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2023	80	81

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Rev., 5.00%, 01/01/2033	2,410	2,725
Rev., 5.00%, 01/01/2034	2,425	2,733
Rev., 5.00%, 01/01/2039	570	631
Series A, Rev., 5.00%, 01/01/2027	940	1,046
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	144
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	873
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,142
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,988
Series C, GO, 5.00%, 08/01/2028 (p)	350	398
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,156
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	185
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,228
Rev., 4.00%, 11/15/2041	1,450	1,334
Rev., 5.00%, 11/15/2028	680	739
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	991
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,038

		117,053

Oklahoma — 0.4%
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,745
Rev., 4.00%, 03/01/2033	5,000	5,294
Rev., 4.00%, 03/01/2034	4,440	4,683
Oklahoma Development Finance Authority, Gilcrease Expressway West, Rev., AMT, 1.63%, 07/06/2023	1,100	1,082
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,942
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	6,000	5,442
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,460

		21,648

Oregon — 0.7%
City of Portland Water System Revenue, Second Lien, Series A, Rev., 5.00%, 05/01/2033	1,825	2,062
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	1,200	1,061

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,133
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,274
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,104
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,638
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	200
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	81
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,818
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,745
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,078
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,085
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	173
Rev., 4.00%, 05/15/2040	750	668
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	103
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,890	1,893
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	10,100
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	645	630
State of Oregon Housing & Community Services Department, The Susan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	945	914
State of Oregon Housing & Community Services Department, Westwind Apartments Project, Rev., HUD, 0.25%, 03/01/2024 (z)	30	30
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	109

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,323
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,455	1,403
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,071
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	2,000	1,853

		36,549

Pennsylvania — 6.2%
Allegheny County Airport Authority, Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,121
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,060
Series A, Rev., 5.00%, 04/01/2047	3,000	3,101
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	1,375	1,338
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,024
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,164
Series A, Rev., 5.00%, 07/15/2027	765	835
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	408
Series B, Rev., 4.00%, 06/01/2036	675	685
Series B, Rev., 5.00%, 06/01/2030	500	569
Series B, Rev., 5.00%, 06/01/2032	550	641
Series B, Rev., 5.00%, 06/01/2033	600	696
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,046
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	187
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,091
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,441
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	1,103
Rev., 5.00%, 11/01/2047	3,155	2,803
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 1.37%, 01/01/2030 (aa)	230	221
Rev., (United States SOFR * 0.67 + 0.35%), 1.37%, 07/01/2031 (aa)	315	303

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., (United States SOFR * 0.67 + 0.35%), 1.37%, 01/01/2032 (aa)	240	230
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	100
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,119
Chester County Health and Education Facilities Authority, Main Line Health System, Series B, Rev., 5.00%, 06/01/2024	1,000	1,052
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,958
Series A, GO, 5.00%, 08/01/2030	4,000	4,304
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,194
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,385
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,963
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,057
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,337
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,532
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,069
City of Pittsburgh,
GO, 5.00%, 09/01/2030	500	557
Series B, GO, 5.00%, 09/01/2025 (p)	130	131
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,052
Series 1, GO, 4.00%, 03/01/2035	3,650	3,703
Series 1, GO, 4.00%, 03/15/2035	2,000	2,014
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,553
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	232
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 2.01%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,084
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	156
GO, 5.00%, 11/15/2034 (p)	140	146
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,057
Rev., 5.00%, 01/01/2040	10,000	10,148
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	5,684

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 1.81%, 06/01/2037 (aa)	250	226
DuBois Hospital Authority, Penn Highlands Healthcare,
Rev., 4.00%, 07/15/2045	1,400	1,266
Rev., 5.00%, 07/15/2043	3,410	3,536
Emmaus General Authority, Rev., AGM, VRDO, 0.90%, 07/07/2022 (z)	3,510	3,510
Geisinger Authority, Geisinger Health System,
Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.07%), 2.27%, 06/01/2028 (aa)	500	499
Series C, Rev., 5.00%, 04/01/2043 (z)	2,630	2,871
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	986
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	642
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	588
Lehigh County General Purpose Authority, Good Shepherd Group, Series A, Rev., 4.00%, 11/01/2022	315	318
Lehigh County Industrial Development Authority, Electricity Utilities Corp., Rev., 1.80%, 09/01/2029 (z)	2,000	1,999
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,575
Series B, Rev., 5.00%, 02/15/2038	1,200	1,317
Series B, Rev., 5.00%, 02/15/2039	2,000	2,187
Montgomery County Higher Education and Health Authority, Thomas Jefferson University,
Rev., VRDO, 1.30%, 07/07/2022 (z)	14,050	14,050
Rev., 4.00%, 05/01/2038	250	248
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,526
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,564
Series C, Rev., 5.00%, 11/15/2045	2,585	2,694
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	501
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,631
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	507
Pennsylvania Economic Development Financing Authority, Draw Down, Rev., AMT, 0.30%, 04/01/2049 (z)	1,000	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,566
Rev., AMT, 5.00%, 12/31/2034	1,000	1,022
Rev., AMT, 5.00%, 06/30/2042	1,250	1,263
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,626
Rev., 4.00%, 01/01/2029	450	458
Rev., 4.00%, 01/01/2031	800	803
Pennsylvania Economic Development Financing Authority, PPL Energy Supply LLC, Series B, Rev., VRDO, LOC: MUFG Bank Ltd., 1.50%, 07/07/2022 (z)	7,000	7,000
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project,
Rev., AMT, 1.90%, 06/01/2044 (w) (z)	25,420	25,420
Series B1, Rev., AMT, 2.00%, 04/01/2049 (z)	4,550	4,550
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center, Rev., 5.00%, 07/01/2038	5,500	5,580
Pennsylvania Economic Development Financing Authority, UPMC, Series A1, Rev., 4.00%, 04/15/2045	5,440	5,092
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,740
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,763
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 1.31%, 06/01/2041 (aa)	805	777
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	4,791
Rev., AMT, 2.00%, 08/01/2045 (z)	1,650	1,650
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,433
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	102
Pennsylvania Higher Education Assistance Agency, Senior, Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	4,083
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania, Rev., 5.00%, 08/15/2036	1,935	2,144

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2042	1,250	1,322
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,170
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,435	3,378
Pennsylvania Housing Finance Agency, Harrison Senior Tower, Rev., 0.25%, 06/01/2024 (z)	185	180
Pennsylvania Housing Finance Agency, School Of Nursing, Rev., HUD, 0.27%, 08/01/2024 (z)	3,200	3,120
Pennsylvania Housing Finance Agency, Social Bond, Series 136, Rev., 3.00%, 10/01/2051	1,150	1,133
Pennsylvania Housing Finance Agency, Social Bonds, Series 134B, Rev., AMT, 5.00%, 10/01/2022	1,000	1,008
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,126
Series A1, Rev., 5.00%, 12/01/2031	250	275
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,088
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,043
Series A2, Rev., 5.00%, 12/01/2024	100	107
Series A, Rev., AGM, 5.25%, 07/15/2028	300	345
Series A, Rev., 5.25%, 12/01/2044	2,500	2,758
Series B, Rev., 4.00%, 12/01/2039	3,000	2,927
Series B, Rev., 5.00%, 12/01/2026	400	443
Series B, Rev., 5.00%, 12/01/2027	900	1,013
Series B, Rev., 5.00%, 12/01/2028	700	795
Series C, Rev., 4.00%, 12/01/2040	1,400	1,389
Series C, Rev., 4.00%, 12/01/2042	1,555	1,530
Series C, Rev., 5.00%, 12/01/2027	345	389
Series C, Rev., 5.00%, 12/01/2041	1,560	1,713
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,067
Pennsylvania Turnpike Commission, Subordinate,
Rev., 5.00%, 12/01/2030	1,750	1,897
Series A, Rev., 4.00%, 12/01/2043	2,135	2,040
Pennsylvania Turnpike Commission, Subordinated, Series A, Rev., 5.00%, 12/01/2036	2,775	2,932
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,385
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	889
Philadelphia Authority for Industrial Development, Thomas Jefferson, Rev., VRDO, 1.30%, 07/07/2022 (z)	16,000	16,000

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,171
Series A, Rev., 5.00%, 09/01/2035	1,105	1,161
Series A, Rev., 5.00%, 09/01/2047	1,000	1,036
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,630
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	513
Series B, Rev., AGM, 4.00%, 09/01/2038	500	507
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,232
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 1.56%, 09/01/2040 (aa)	3,110	3,112
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	750	856
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	420	466
Series A, GO, 5.00%, 09/01/2031	245	279
Series A, GO, 5.00%, 09/01/2034	375	415
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	993
Series B, GO, 5.00%, 09/01/2028	1,485	1,659
Series B, GO, 5.00%, 09/01/2029	450	506
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,035
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,473
Rev., AGM, 5.00%, 02/01/2028	2,590	2,875
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033 (p)	1,000	1,031
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,055
Rev., BAM, 4.00%, 03/01/2030	640	670
Rev., BAM, 4.00%, 03/01/2031	500	521
Rev., BAM, 5.00%, 03/01/2027	715	785
Rev., BAM, 5.00%, 03/01/2028	755	839
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,800
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	589
Series A, Rev., 4.00%, 07/01/2026	1,250	1,285
Series A, Rev., 5.00%, 07/01/2028	1,400	1,512

		316,576

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	441
Series A1, GO, 4.00%, 07/01/2035	433	387
Series A1, GO, 4.00%, 07/01/2037	371	329
Series A1, GO, 4.00%, 07/01/2041	505	437
Series A1, GO, 4.00%, 07/01/2046	525	441
Series A1, GO, 5.25%, 07/01/2023	538	547
Series A1, GO, 5.38%, 07/01/2025	536	557
Series A1, GO, 5.63%, 07/01/2027	6,045	6,431
Series A1, GO, 5.63%, 07/01/2029	1,523	1,635
Series A1, GO, 5.75%, 07/01/2031	2,008	2,192
Series A, GO, Zero Coupon, 07/01/2024	248	227
Series A, GO, Zero Coupon, 07/01/2033	5,910	3,319
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	2,404	1,196
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	85
Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	2,076
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	84
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	483
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	241
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	85
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	1,017
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	84
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	249
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	393
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	492
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	424
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 1.17%, 07/01/2029 (aa)	325	336
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	1,981
Series A1, Rev., 4.75%, 07/01/2053	1,000	961
Series A1, Rev., 5.00%, 07/01/2058	3,000	2,949
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,334
Series A2, Rev., 4.33%, 07/01/2040	12,100	11,363

		42,776

Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	420	423
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	465
Series 73A, Rev., 1.10%, 04/01/2027	300	274
Series 73A, Rev., 1.65%, 10/01/2029	715	639
Series 73A, Rev., 3.00%, 10/01/2050	1,315	1,290

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Rhode Island — continued
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,845	2,776
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	414

		6,281

South Carolina — 1.2%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	269
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	746
Columbia Housing Authority, Palmetto Terrace Apartment, Rev., 0.31%, 06/01/2024 (z)	80	79
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,027
Rev., 4.00%, 11/01/2031	1,000	1,021
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	41
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,081
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,045
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,618
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., VRDO, 1.32%, 04/07/2022 (z)	11,800	11,800
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	5,973
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,000
Series A, Rev., 4.00%, 12/01/2034	2,000	2,000
Series A, Rev., 4.00%, 12/01/2037	2,000	1,949
Series A, Rev., 4.00%, 12/01/2038	520	504
Series A, Rev., 5.00%, 12/01/2024	500	527
Series A, Rev., 5.00%, 12/01/2025	1,000	1,068
Series A, Rev., 5.00%, 12/01/2027	1,525	1,666
Series A, Rev., 5.00%, 12/01/2028	1,700	1,792
Series A, Rev., 5.00%, 12/01/2029	85	94
Series A, Rev., 5.00%, 12/01/2031	4,500	4,944
Series A, Rev., 5.00%, 12/01/2032	1,000	1,091
Series B, Rev., 5.00%, 12/01/2041	1,000	1,031
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,081

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	750	731
Series A, Rev., 4.00%, 01/01/2052	900	913
Series B, Rev., 3.25%, 01/01/2052	7,735	7,668
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,101
South Carolina State Housing Finance & Development Authority, Villages At Congaree, Rev., 1.25%, 06/01/2025 (z)	895	870
Spartanburg Housing Authority, Connecticut Village Apartments, Rev., 1.05%, 08/01/2025 (z)	625	617
Spartanburg Housing Authority, Hickory Heights And Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	1,000	967
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	607
Rev., 5.00%, 04/15/2028	500	546
Rev., 5.00%, 04/15/2033	500	550

		63,017

South Dakota — 0.1%
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	223
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,905	2,837

		3,060

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartments, Rev., 0.20%, 08/01/2024 (z)	90	88
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	328
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	1,055
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,638
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	2,156
City of Memphis, Sanitary Sewerage System Revenue, Series B, Rev., 5.00%, 10/01/2022	125	126
County of Coffee, GO, 5.00%, 06/01/2026	250	275
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	2,275	2,151

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Health Educational and Housing Facility Board of the City of Memphis, Memphis Towers Apartments, Rev., 0.25%, 12/01/2023 (z)	2,000	1,984
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	307
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	288
Rev., AMT, 5.00%, 07/01/2043	2,055	2,139
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	2,685	2,826
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Richland Hills Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	5,644	5,554
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,580	2,891
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	559
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025 (p)	50	51
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	9,310	9,362
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	3,250	3,300
Rev., 5.00%, 05/01/2052 (z)	10,095	10,705
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,530
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	275	277

		51,590

Texas — 8.8%
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,123
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	207
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	465
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	279

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	449
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	644
Arlington Higher Education Finance Corp., Legacy Traditional Schools, Rev., 4.13%, 02/15/2041	815	642
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,156
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2033 (w)	1,010	1,166
GO, PSF-GTD, 5.00%, 02/15/2035 (w)	1,500	1,706
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,127
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,166
Series E, Rev., 5.00%, 08/15/2027	1,000	1,128
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,818
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	2,500	2,788
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,293
Cameron County Housing Finance Corp., Sunfield Country Apartments, Rev., 0.28%, 02/01/2024 (z)	415	405
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	6,605	6,378
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	768
Series B, Rev., 4.00%, 01/01/2051	1,250	1,134
Series B, Rev., 5.00%, 01/01/2037	1,000	1,076
Series B, Rev., 5.00%, 01/01/2046	1,500	1,582
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	579
Series B, Rev., 4.00%, 01/01/2040	500	480
Series B, Rev., 5.00%, 01/01/2024	230	238
Series B, Rev., 5.00%, 01/01/2045	3,595	3,788
Series D, Rev., 5.00%, 01/01/2033	480	526
Series E, Rev., 5.00%, 01/01/2045	2,665	2,808
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,974
Central Texas Regional Mobility Authority, Subordinated Lien, Rev., 5.00%, 01/01/2042 (p)	1,630	1,657
Central Texas Turnpike System, First Tier, Series A, Rev., 5.00%, 08/15/2041 (p)	1,000	1,004
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	2,010

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, 5.00%, 09/01/2033	1,100	1,258
GO, 5.00%, 09/01/2034	1,750	1,995
City of Arlington, Tax Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	932
City of Arlington, Water & Wastewater System Revenue, Rev., 5.00%, 06/01/2023	90	93
City of Austin Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,547
Rev., AMT, 5.00%, 11/15/2040	1,000	1,074
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	191
Rev., 5.00%, 11/15/2039	500	521
Series C, Rev., 5.00%, 11/15/2032	1,000	1,152
City of Austin, Airport System Revenue,
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,096
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,188
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,519
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,668
Series B, Rev., 5.00%, 11/15/2038	1,340	1,477
Series B, Rev., 5.00%, 11/15/2044	1,000	1,084
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	709
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	7,487
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	120	117
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,565
Series C, Rev., 4.00%, 10/01/2040	1,000	1,007
Series C, Rev., 5.00%, 10/01/2029	1,125	1,295
City of Denton Utility System Revenue, Rev., 5.00%, 12/01/2022	1,000	1,014
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	505
GO, AGM, 4.00%, 03/01/2041	680	685
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,230
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	289
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	413
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,450
Series A, Rev., AMT, 5.00%, 07/01/2023 (p)	10,000	10,000
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,047
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,097
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,697
Series B, Rev., 5.00%, 07/01/2027	1,995	2,202

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	3,365	2,866
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,241
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2022	50	50
Rev., 4.00%, 09/01/2023	50	51
Rev., 4.00%, 09/01/2024	150	155
Rev., 4.00%, 09/01/2025	45	47
Rev., 4.00%, 09/01/2029	280	295
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	516
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	605
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	976
Series B, Rev., 5.00%, 07/01/2026	1,000	1,091
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,269
Series C, Rev., 5.00%, 11/15/2029	1,850	2,133
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	269
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	500	463
City of Laredo, Certificates Obligation, GO, 5.00%, 02/15/2033	1,070	1,164
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	873
Rev., 5.00%, 04/15/2027	785	870
Rev., 5.00%, 04/15/2028	900	1,008
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	382
City of Mesquite, Waterworks & Sewer System Revenue, Rev., 4.00%, 03/01/2023	95	96
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,818
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,770
Rev., 5.00%, 02/01/2025	3,095	3,318
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,028
Rev., 5.00%, 02/01/2048 (p)	1,980	2,019

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2019, Rev., 2.75%, 02/01/2048 (z)	2,000	2,004
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,017
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	3,000	3,186
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien, Rev., 5.00%, 02/01/2043 (p)	4,350	4,434
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,152
Clifton Higher Education Finance Corp., Idea Public School,
Series A, Rev., 4.00%, 08/15/2035	415	408
Series A, Rev., 4.00%, 08/15/2047	1,300	1,199
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	740
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,157
Series T, Rev., PSF-GTD, 5.00%, 08/15/2022	50	50
Series T, Rev., PSF-GTD, 5.00%, 08/15/2023	60	62
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	69
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	75
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	60
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	33
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	45
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	245
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	2,008
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	77
Rev., PSF-GTD, 4.00%, 08/15/2024	115	119
Rev., PSF-GTD, 4.00%, 08/15/2025	145	152
Conroe Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	787
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,137
GO, 5.00%, 06/15/2031 (p)	1,500	1,657
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,556
County of Harris,
Series A, GO, 5.00%, 10/01/2022	4,615	4,656
Series A, GO, 5.00%, 10/01/2024	1,900	2,023
Series A, GO, 5.00%, 10/01/2029	1,150	1,329
Series A, GO, 5.00%, 10/01/2035	375	436

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	100	101
County of Nueces, GO, 5.00%, 02/15/2029	460	520
County of Williams, GO, 5.00%, 02/15/2027	1,000	1,117
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,410	1,351
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,186
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,137
Dallas Fort Worth International Airport, Series E, Rev., 5.00%, 11/01/2023	85	86
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,970
Rev., 5.00%, 11/01/2026	2,850	3,126
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043 (p)	350	354
Deer Park Independent School District, GO, PSF-GTD, 0.16%, 10/01/2042 (z)	930	926
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,335
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,655
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,138
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,463
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	1,925
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,124
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,108
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	822
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	318
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	890	1,014
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,154
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	745	685
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	875	833
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,223
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	525

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	985
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,769
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	104
Gregory-Portland Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	1,000	1,021
Hale Center Education Facilities Corp., Wayland Baptist University Project, Rev., 5.00%, 03/01/2034	1,265	1,319
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	442
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	375	373
Harlingen Consolidated Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	80	85
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.65%), 1.39%, 11/15/2046 (aa)	1,130	1,133
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	3,205	3,173
Rev., 5.00%, 10/01/2051 (z)	3,000	3,393
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,209
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,962
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,391
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,058
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	106
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,048
Series A, Rev., 5.00%, 12/01/2033	575	601
Series A, Rev., 5.00%, 12/01/2034	750	784
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	224
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	912

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Houston Housing Finance Corp., Temenos Place Apartments, Rev., 0.29%, 08/01/2024 (z)	60	59
Houston Independent School District, Maintenance Tax Notes, GO, 5.00%, 07/15/2022	80	80
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,672
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	492
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	239
Lewisville Independent School District, School Building, Series E, GO, PSF-GTD, 5.00%, 08/15/2029 (p)	2,175	2,184
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	587
Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Rev., AMT, 5.00%, 11/01/2028	2,000	2,017
Lower Colorado River Authority,
Rev., AGM, 5.00%, 05/15/2031	2,795	3,225
Rev., AGM, 5.00%, 05/15/2032	5,040	5,797
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2023	2,265	2,325
Rev., 5.00%, 05/15/2027	700	778
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	113
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,862
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	655	604
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	473
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	3,000	2,916
Mission Economic Development Corp., Republic Services, Inc. Project, Rev., AMT, 2.00%, 05/01/2050 (z)	790	790
Mission Economic Development Corp., Waste Management, Rev., AMT, 2.10%, 05/01/2046 (z)	2,250	2,250
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,047
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	84

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	479
North East Independent School District, Series B, GO, PSF-GTD, 0.25%, 08/01/2032 (z)	265	265
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,687
North Texas Municipal Water District Water System Revenue,
Rev., 3.00%, 09/01/2041	575	500
Rev., 5.00%, 09/01/2022	30	30
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,163
North Texas Tollway Authority, First Tier, Series A, Rev., 5.00%, 01/01/2025	390	396
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 4.00%, 01/01/2035	2,000	2,074
North Texas Tollway Authority, Second Tier,
Series B, Rev., 4.00%, 01/01/2035	1,000	1,024
Series B, Rev., 5.00%, 01/01/2033	1,000	1,074
North Texas Tollway Authority, System First Tier, Rev., 5.00%, 01/01/2023 (p)	365	371
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	12,835
Odessa Junior College District, Consolidated Fund,
Rev., AGM, 4.00%, 07/01/2024	1,000	1,036
Rev., AGM, 4.00%, 07/01/2026	1,015	1,074
Pearland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	1,000	1,092
GO, PSF-GTD, 5.00%, 02/15/2027	2,000	2,225
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	944
Rev., 5.00%, 10/01/2028	1,250	1,423
Rev., 5.00%, 10/01/2029	1,250	1,437
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	495
Rev., AMT, 2.25%, 01/01/2029 (e)	800	688
Rev., AMT, 2.88%, 01/01/2041 (e)	120	83
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,689
Prosper Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	29
Rockwall Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2038 (w)	1,000	1,125
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	1,000	1,138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
San Antonio Education Facilities Corp., University Of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,932
Rev., 4.00%, 04/01/2041	1,000	917
San Antonio Housing Trust Finance Corp., The Arbors At West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	776
San Antonio Water System, Series 2013F, Rev., 1.00%, 05/01/2043 (z)	5,000	4,618
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	66
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	62
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	15,699
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	132
Series B, GO, 5.00%, 08/01/2037	1,000	1,066
Strategic Housing Finance Corp. of Travis County, ECG Yager LP Yager, Rev., 0.46%, 09/01/2041 (z)	2,500	2,316
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,293
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,179
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	757
Rev., AGM, 1.39%, 09/01/2025	600	550
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals Of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,149
Rev., 5.00%, 10/01/2037	1,000	1,102
Texas Department of Housing & Community Affairs, Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	450	457
Texas Department of Housing & Community Affairs, Corona Del Valle, Rev., HUD, 0.37%, 08/01/2025 (z)	380	371
Texas Department of Housing & Community Affairs, OSO Bay Apartments Mandatory, Rev., 0.27%, 09/01/2024 (z)	60	60
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,244
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,150	1,139

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	2,300	2,242
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2022	200	202
Rev., 5.00%, 12/15/2023	1,215	1,250
Rev., 5.00%, 12/15/2024	835	869
Rev., 5.00%, 12/15/2025	1,305	1,372
Rev., 5.00%, 12/15/2028	1,550	1,646
Rev., 5.00%, 12/15/2029	2,000	2,129
Rev., 5.00%, 12/15/2030	3,300	3,516
Rev., 5.00%, 12/15/2031	2,000	2,132
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	6,050	6,471
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	443
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	8,920	8,832
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	3,902
Rev., 4.00%, 06/30/2033	1,000	962
Texas State Affordable Housing Corp., Las Palmas Villa, Rev., HUD, 0.25%, 12/01/2024 (z)	1,140	1,131
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,150
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,053
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	508
Rev., 5.00%, 08/01/2024	250	265
Rev., 5.00%, 08/01/2028	125	142
Series A, Rev., 5.00%, 10/15/2028	100	113
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	1,976
Series A, Rev., 5.00%, 04/15/2026	100	110
Series A, Rev., 5.00%, 10/15/2030	500	540
Series A, Rev., 5.00%, 10/15/2047	2,480	2,705
Series B, Rev., 5.00%, 04/15/2049	11,535	12,467
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,189
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	2,853

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,836
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,721
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	114
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	933
Upper Trinity Regional Water District, Regional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023	715	725
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	383
Tax Allocation, 4.00%, 09/01/2035	995	954
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	746

		445,139

Utah — 0.4%
City of Salt Lake City Airport Revenue, Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,380
County of Utah, IHC Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	2,625	2,871
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	150	158
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	577
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,274
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	490
State of Utah,
GO, 5.00%, 07/01/2024	100	106
GO, 5.00%, 07/01/2030	2,000	2,293
Series B, GO, 5.00%, 07/01/2025	2,250	2,441
Series B, GO, 5.00%, 07/01/2029	100	115
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,642
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,760
Utah Housing Corp., Drawdown New City, Rev., 3.50%, 08/01/2025 (z)	900	908
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	88
Vineyard Redevelopment Agency,
Tax Allocation, AGM, 5.00%, 05/01/2023	725	744
Tax Allocation, AGM, 5.00%, 05/01/2024	190	200
Tax Allocation, AGM, 5.00%, 05/01/2025	615	660

		22,707

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	340	345
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	261
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	680	595

		1,201

Virgin Islands — 0.0% (g)
Matching Fund Special Purpose Securitization Corp., Series A, Rev., 5.00%, 10/01/2027	1,505	1,547

Virginia — 1.7%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,310
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	332
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	610
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	1,040
County of Fairfax, Sewer Revenue, Series B, Rev., 4.00%, 07/15/2038	500	513
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,275
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	225	215
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,507
FHLMC Multifamily VRD Certificates, Series M67, Rev., 2.25%, 12/15/2037	990	825
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026	2,660	2,927
Series A, Rev., 5.00%, 07/01/2031	1,500	1,726
Series A, Rev., 5.00%, 07/01/2032	4,495	5,153
Series A, Rev., 5.00%, 07/01/2038 (p)	1,000	1,129
Series A, Rev., 5.00%, 07/01/2039	2,100	2,346
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2042	100	103
Hopewell Redevelopment & Housing Authority, Hopewell Heights Apartment, Rev., HUD, 0.49%, 12/01/2024 (z)	750	727
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	130

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	1,958
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 4.00%, 01/01/2038	1,100	1,063
Rev., 5.00%, 01/01/2029	605	658
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,259
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,154
Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2023	1,000	1,037
Virginia College Building Authority, 21st Century College And Equipment, Rev., 5.00%, 02/01/2033	3,750	4,216
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,149
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	973
Virginia College Building Authority, Regent University Project, Rev., 5.00%, 06/01/2023	165	169
Virginia Commonwealth Transportation Board, Rev., 5.00%, 05/15/2027	1,500	1,680
Virginia Public Building Authority, Series A, Rev., 4.00%, 08/01/2027 (p)	2,000	2,049
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,155
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	105	110
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,718
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,148
Virginia Small Business Financing Authority, Lifespire Of Virginia,
Rev., 3.00%, 12/01/2022	50	50
Rev., 3.00%, 12/01/2023	35	35
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	736
Series A, Rev., 5.00%, 01/01/2032	1,500	1,628
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	434
Rev., AMT, 5.00%, 01/01/2036	200	213
Rev., AMT, 5.00%, 07/01/2037	1,000	1,058

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,935
Rev., AMT, 5.00%, 06/30/2041	3,470	3,648
Rev., AMT, 5.00%, 12/31/2047	1,000	1,037
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041 (w)	8,740	6,803
Rev., AMT, 4.00%, 01/01/2030 (w)	3,125	3,111
Rev., AMT, 4.00%, 01/01/2033 (w)	1,500	1,461
Rev., AMT, 4.00%, 01/01/2034 (w)	2,250	2,177
Rev., AMT, 5.50%, 01/01/2042	3,650	3,650
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,529
Rev., AMT, 5.00%, 12/31/2052	4,000	4,065
Rev., AMT, 5.00%, 12/31/2056	1,000	1,015
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,146

		89,095

Washington — 3.0%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,184
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,399
City of Seattle Municipal Light & Power Revenue, Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 1.16%, 05/01/2045 (aa)	2,960	2,925
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,306
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	945
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,001
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	696
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,515
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	5,235
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	112
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	560
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,342
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,482

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
HopeSource III Portfolio Projects, Rev., 1.25%, 01/01/2025 (z)	2,765	2,690
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,021
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,500
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	10,037
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	523
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,464
Rev., AMT, 5.00%, 04/01/2030	4,000	4,404
Rev., AMT, 5.00%, 04/01/2044	2,000	2,099
Rev., AMT, 5.00%, 08/01/2046	3,500	3,697
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,497
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	118
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,927
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,244
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,713
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,208
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,668
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,133
Series A1, GO, 5.00%, 08/01/2040	13,645	14,478
Series A, GO, 5.00%, 08/01/2022	85	85
Series A, GO, 5.00%, 08/01/2036	1,475	1,665
Series A, GO, 5.00%, 08/01/2040	3,890	4,356
Series B, GO, 5.00%, 07/01/2025	75	81
Series B, GO, 5.00%, 06/01/2035	4,760	5,373
Series R, GO, 5.00%, 02/01/2031	1,000	1,164
Series R, GO, 5.00%, 08/01/2031	750	877
Series RC, GO, 5.00%, 08/01/2029	100	111
Series R-2017A, GO, 5.00%, 08/01/2022	975	978
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,989
Series R-2022B, GO, 4.00%, 02/01/2035	500	524
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	1,000	1,049
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,681
Series F, GO, 5.00%, 06/01/2038	2,775	3,150
State of Washington, Various Purpose, Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,705

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,420
Washington Health Care Facilities Authority, Fred Hutchinson Cancer, Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 1.96%, 01/01/2042 (aa) (p)	13,000	13,032
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,276
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	827
Rev., 4.00%, 09/01/2050	5,000	4,660
Rev., 5.00%, 09/01/2045	1,000	1,048
Washington State Housing Finance Commission,
Series A1, Rev., 3.50%, 12/20/2035	1,935	1,769
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	795	780
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,006
Washington State Housing Finance Commission, Garden Haus Apartments Project, Rev., 0.37%, 07/01/2024 (z)	350	342
Washington State Housing Finance Commission, Horizon House Project, Rev., 5.00%, 01/01/2023 (e)	275	278
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	894
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	995	965

		150,208

West Virginia — 0.1%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	342
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	500	445
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,067
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	509

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

West Virginia — continued
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,507
West Virginia Housing Development Fund, Charles Towers, Rev., FHA, 0.21%, 09/01/2023 (z)	40	40
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,133
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	130	131

		6,174

Wisconsin — 2.1%
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	11,480
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,893
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	279
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	371
Rev., 5.00%, 07/01/2037	300	316
Rev., 5.00%, 07/01/2039	350	367
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,139
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036 (w)	1,625	1,654
Rev., 5.00%, 04/01/2037 (w)	1,705	1,727
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	184
Rev., 5.00%, 06/15/2041 (e)	250	221
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	547
Rev., 5.00%, 06/01/2027	425	464
Rev., 5.00%, 06/01/2028	600	659
Rev., 5.00%, 06/01/2034	1,000	1,073
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,092
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	710
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	61
Public Finance Authority, Variable Ref Providence St. Joseph Health, Series C, Rev., 4.00%, 10/01/2041 (z)	935	956
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,289

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Rev., AMT, 2.63%, 11/01/2025	5,000	4,818
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,696
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,458
Series B, GO, 4.00%, 05/01/2039	500	505
Series B, GO, 5.00%, 05/01/2035	10,580	11,784
University of Wisconsin Hospitals & Clinics, Green Bond University Of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	440
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	840
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	811
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	723
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	442
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	307
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,882
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 10/01/2029 (w)	5,940	6,657
Rev., 5.00%, 10/01/2030 (w)	6,355	7,174
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	562
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,109
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,591
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 5.00%, 04/01/2042	3,750	3,769
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated, Rev., 5.00%, 04/01/2035	1,325	1,404
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	544
Rev., 4.00%, 10/15/2036	3,525	3,497
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	2,826
Series B, Rev., 5.00%, 02/15/2042	1,000	1,033
Series B, Rev., 5.00%, 02/15/2046	4,550	4,693

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project,
Series A, Rev., 5.00%, 09/15/2045 (p)	1,000	1,036
Series A, Rev., 5.00%, 09/15/2050 (p)	1,725	1,786
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	195	189
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	227
Series D, Rev., 4.00%, 03/01/2047	130	132
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	930	908
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 09/01/2052	1,335	1,300
Wisconsin Rapids School District, GO, 5.00%, 04/01/2026	1,110	1,213

		104,838

Wyoming — 0.2%
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	645
Rev., 4.00%, 05/01/2028	460	487
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	984
Wyoming Community Development Authority,
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.90%, 07/07/2022 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	1,415	1,389
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 06/01/2050	1,650	1,624

		8,129

Total Municipal Bonds (Cost $5,205,268)		4,802,767

Short-Term Investments — 7.4%
Municipal Bonds — 0.4% (t)
City of Los Angeles, Rev., TRAN, 4.00%, 06/29/2023 (w)	2,000	2,039
City of San Antonio Electric & Gas Systems Revenue, Rev., 5.00%, 02/01/2023	470	479
Katy Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,000	1,021
Lexington County School District No. 3, GO, BAN, SCSDE, 4.00%, 08/24/2022	5,000	5,020
Port Authority of Houston of Harris County Texas, Rev., 5.00%, 10/01/2022	2,000	2,018

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Municipal Bonds — continued
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	508
Town of Oyster Bay, Notes, GO, 3.00%, 03/09/2023	10,000	10,065

Total Municipal Bonds		21,150

Time Deposits — 7.0%
Barclays SA, 0.91%, 07/01/2022	3,749	3,749
BNP Paribas SA, 0.91%, 07/01/2022	99,752	99,752
Citibank NA, 0.91%, 07/01/2022	87,468	87,468
Royal Bank of Canada, 0.91%, 07/01/2022	129,952	129,952
Skandinaviska Enskilda Banken AB, 0.91%, 07/01/2022	20,278	20,278

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Time Deposits — continued
Sumitomo Mitsui Trust Bank Ltd., 0.91%, 07/01/2022	13,180	13,180

Total Time Deposits		354,379

Total Short-Term Investments (Cost $375,598)		375,529

Total Investments — 101.9% (Cost — $5,581,729)*		5,178,968

Liabilities in Excess of Other Assets — (1.9)%		(95,282)

NET ASSETS — 100.0%		$5,083,686

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
U.S. Treasury 5 Year Note	78	09/2022	USD	8,679	76

Short Contracts
U.S. Treasury 10 Year Note	(10)	09/2022	USD	(1,168)	(18)
U.S. Treasury 2 Year Note	(20)	09/2022	USD	(4,189)	(11)
U.S. Treasury 5 Year Note	(62)	09/2022	USD	(7,013)	53
U.S. Ultra Treasury 10 Year Note	(51)	09/2022	USD	(6,397)	(99)

					(75)

Total unrealized appreciation (depreciation)					1

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	JUNE 30, 2022

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty

SCSDE	— South Carolina School District Enhancement
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONYMA	— State of New York Mortgage Agency
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2022.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	193

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 2.2%
Ally Auto Receivables Trust, Series 2019-3, Class A3, 1.93%, 05/15/2024	177	177
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027	1,350	1,349
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 2.08%, 10/17/2031 (e) (aa)	1,740	1,701
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-3A, Class A, 2.36%, 03/20/2026 (e)	1,320	1,259
Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,057
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 2.13%, 04/20/2031 (e) (aa)	1,640	1,599
BDS LLC, Series 2022-FL11, Class ATS, (CME Term SOFR 1 Month + 1.80%), 3.31%, 03/19/2039 (e) (aa)	2,470	2,421
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 2.64%, 12/15/2038 (e) (aa)	1,770	1,706
Carlyle Global Market Strategies CLO 2015-5 Ltd., (Cayman Islands), Series 2015-5A, Class A1RR, (ICE LIBOR USD 3 Month + 1.08%), 2.14%, 01/20/2032 (e) (aa)	3,750	3,654
Carvana Auto Receivables Trust,
Series 2019-2A, Class C, 3.00%, 06/17/2024 (e)	51	51
Series 2021-N1, Class A, 0.70%, 01/10/2028	249	240
Series 2022-P1, Class A3, 3.35%, 02/10/2027	1,465	1,440
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	675	643
Dell Equipment Finance Trust, Series 2021-2, Class A2, 0.33%, 12/22/2026 (e)	825	813
Drive Auto Receivables Trust,
Series 2019-4, Class C, 2.51%, 11/17/2025	516	516
Series 2021-2, Class A2, 0.36%, 05/15/2024	90	90
Exeter Automobile Receivables Trust,
Series 2021-2A, Class C, 0.98%, 06/15/2026	420	404
Series 2021-3A, Class D, 1.55%, 06/15/2027	855	801
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	850	837
Series 2021-1, Class A, 1.37%, 10/17/2033 (e)	1,075	978

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-1, Class A, 3.88%, 11/15/2034 (e)	975	964
Generate CLO 2 Ltd., (Cayman Islands), Series 2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.29%, 01/22/2031 (e) (aa)	4,170	4,105
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.80%, 07/20/2023	358	358
Series 2022-2, Class A3, 3.42%, 06/20/2025	980	975
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (ICE LIBOR USD 3 Month + 1.03%), 2.24%, 04/26/2031 (e) (aa)	3,460	3,391
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (e)	1,009	891
Honda Auto Receivables Owner Trust, Series 2021-1, Class A2, 0.16%, 07/21/2023	190	190
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 2.33%, 04/25/2030 (e) (aa)	950	936
Lendmark Funding Trust,
Series 2021-1A, Class A, 1.90%, 11/20/2031 (e)	795	690
Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	786
Mariner Finance Issuance Trust, Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	790
MF1 Ltd., (Cayman Islands), Series 2022-FL8, Class AS, (United States 30 Day Average SOFR + 1.75%), 2.54%, 02/19/2037 (e) (aa)	2,500	2,375
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	692	641
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (e)	4,480	3,912
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	800	743
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	922	891
Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (ICE LIBOR USD 3 Month + 1.04%), 2.52%, 02/20/2030 (e) (aa)	4,857	4,782
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	1,066	1,021
SCF Equipment Leasing LLC,
Series 2019-2A, Class A2, 2.47%, 04/20/2026 (e)	1,086	1,072

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1A, Class A2, 0.42%, 08/20/2026 (e)	88	88
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)	500	482
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)	1,000	919
STAR Trust, Series 2022-SFR3, Class A, (CME Term SOFR 1 Month + 1.65%), 3.16%, 05/17/2024 (e) (aa)	3,649	3,624
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)	1,264	1,217
Voya CLO Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (ICE LIBOR USD 3 Month + 1.02%), 2.06%, 04/17/2030 (e) (aa)	4,969	4,897
Series 2016-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 2.13%, 01/20/2031 (e) (aa)	8,500	8,349
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 04/15/2025 (e)	541	541

Total Asset-Backed Securities (Cost $73,805)		71,366

Collateralized Mortgage Obligations — 0.1%
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)	765	734
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)	418	381
Series 2021-NQM7, Class A1, 1.76%, 10/25/2066 (e) (z)	684	594
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (e) (z)	952	844
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	241	220
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)	616	545
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	833	805
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)	423	402

Total Collateralized Mortgage Obligations (Cost $4,928)		4,525

Commercial Mortgage-Backed Securities — 0.9%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 2.45%, 03/15/2037 (e) (aa)	1,600	1,440
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	2,459
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (ICE LIBOR USD 1 Month + 0.85%), 2.18%, 11/15/2038 (e) (aa)	1,770	1,703

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 2.01%, 10/15/2038 (e) (aa)	1,643	1,565
BX Trust, Series 2017-SLCT, Class F, (ICE LIBOR USD 1 Month + 4.25%), 5.57%, 07/15/2034 (e) (aa)	1,700	1,636
BXHPP Trust, Series 2021-FILM, Class B, (ICE LIBOR USD 1 Month + 0.90%), 2.22%, 08/15/2036 (e) (aa)	600	561
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 1.10%, 02/15/2053 (z)	45,144	2,510
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 2.48%, 11/15/2038 (e) (aa)	2,000	1,935
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.03%), 2.63%, 12/19/2030 (e) (aa)	452	438
Great Wolf Trust, Series 2019-WOLF, Class A, (ICE LIBOR USD 1 Month + 1.03%), 2.36%, 12/15/2036 (e) (aa)	1,850	1,799
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 2.48%, 05/15/2026 (e) (aa)	720	694
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 7.23%, 05/15/2026 (e) (aa)	270	249
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4, 2.92%, 02/15/2046	1,860	1,849
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	870
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (e)	3,220	3,129
PFP Ltd., (Cayman Islands), Series 2019-6, Class C, (ICE LIBOR USD 1 Month + 2.10%), 3.61%, 04/14/2037 (e) (aa)	1,297	1,293
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	700	699
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 3.35%, 12/15/2033 (e) (aa)	600	566
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)	1,000	990
Series 2014-C19, Class A5, 4.10%, 03/15/2047	2,745	2,741

Total Commercial Mortgage-Backed Securities (Cost $31,371)		29,126

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	195

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Convertible Bonds — 0.5%
Communications — 0.2%
Internet — 0.1%
Airbnb, Inc., Zero Coupon, 03/15/2026		579	481
Booking Holdings, Inc., 0.75%, 05/01/2025		393	471
Uber Technologies, Inc., Zero Coupon, 12/15/2025		1,570	1,253
Zillow Group, Inc., 1.38%, 09/01/2026		54	54

			2,259

Media — 0.1%
Cable One, Inc., 1.13%, 03/15/2028		986	826
DISH Network Corp., 3.38%, 08/15/2026		261	176
Liberty Broadband Corp.,
1.25%, 09/30/2050 (e)		375	350
2.75%, 09/30/2050 (e)		870	828

			2,180

Total Communications			4,439

Consumer Cyclical — 0.0% (g)
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain), Reg. S, 1.13%, 05/18/2028	EUR	100	70

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026		216	197

Retail — 0.0% (g)
National Vision Holdings, Inc., 2.50%, 05/15/2025		246	276

Total Consumer Cyclical			543

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	234

Healthcare — Services — 0.0% (g)
Elevance Health, Inc., 2.75%, 10/15/2042		66	453

Total Consumer Non-cyclical			687

Energy — 0.1%
Oil & Gas — 0.1%
Centennial Resource Production LLC, 3.25%, 04/01/2028		491	611
CNX Resources Corp., 2.25%, 05/01/2026		538	786
EQT Corp., 1.75%, 05/01/2026		226	532
Pioneer Natural Resources Co., 0.25%, 05/15/2025		265	573

Total Energy			2,502

Financial — 0.2%
Banks — 0.1%
Barclays Bank plc, (United Kingdom),
Zero Coupon, 02/04/2025		643	883
Series VUN, Zero Coupon, 02/18/2025		969	967
BofA Finance LLC, 0.13%, 09/01/2022		712	709

			2,559

Investment Companies — 0.1%
Cerah Capital Ltd., (Malaysia), Reg. S, Zero Coupon, 08/08/2024		4,800	4,786

Total Financial			7,345

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	500	357

Technology — 0.0% (g)
Semiconductors — 0.0% (g)
ams-OSRAM AG, (Austria), Reg. S, Zero Coupon, 03/05/2025	EUR	400	327
Microchip Technology, Inc.,
0.13%, 11/15/2024		435	433
1.63%, 02/15/2025		91	226

Total Technology			986

Total Convertible Bonds (Cost $17,415)			16,859

Corporate Bonds — 78.5%
Basic Materials — 4.9%
Chemicals — 1.6%
Ashland LLC,
3.38%, 09/01/2031 (e)		2,594	2,111
6.88%, 05/15/2043		500	502
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		3,536	2,887
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		1,218	1,086
Chemours Co. (The),
4.00%, 05/15/2026	EUR	400	371
4.63%, 11/15/2029 (e)		1,150	904
5.75%, 11/15/2028 (e)		2,088	1,780
CNAC HK Finbridge Co. Ltd., (Hong Kong),
Reg. S, 3.38%, 06/19/2024		3,400	3,362
Reg. S, 4.13%, 07/19/2027		1,300	1,262
Diamond BC BV, (Netherlands), 4.63%, 10/01/2029 (e)		4,929	3,942
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		6,965	5,747
EverArc Escrow Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		3,098	2,608
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	100	88
GC Treasury Center Co. Ltd., (Thailand), 5.20%, 03/30/2052 (e)		800	696
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		2,462	2,045
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,153	1,701
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		86	79
Kronos International, Inc., Reg. S, 3.75%, 09/15/2025	EUR	300	280
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	400	384
NOVA Chemicals Corp., (Canada), 4.88%, 06/01/2024 (e)		165	157

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Chemicals — continued
Olympus Water US Holding Corp., 6.25%, 10/01/2029 (e)		300	209
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	222
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		2,795	2,588
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029 (e)		350	275
SCIL IV LLC / SCIL USA Holdings LLC,
Reg. S, 4.38%, 11/01/2026	EUR	200	170
5.38%, 11/01/2026 (e)		717	573
SPCM SA, (France),
3.13%, 03/15/2027 (e)		730	615
3.38%, 03/15/2030 (e)		1,080	845
TPC Group, Inc.,
10.50%, 08/01/2024 (d) (e)		1,150	630
10.88%, 08/01/2024 (d) (e)		783	775
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,715	1,380
Valvoline, Inc., 3.63%, 06/15/2031 (e)		3,050	2,435
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		1,835	1,470
9.50%, 07/01/2025 (e)		529	529
WR Grace Holdings LLC, 4.88%, 06/15/2027 (e)		540	470
5.63%, 08/15/2029 (e)		7,481	5,508

			50,686

Iron/Steel — 1.1%
ABJA Investment Co. Pte Ltd., (Singapore), Reg. S, 5.45%, 01/24/2028		9,500	8,968
Allegheny Technologies, Inc., 4.88%, 10/01/2029		816	652
5.13%, 10/01/2031		441	338
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		458	399
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,550	6,078
Carpenter Technology Corp., 6.38%, 07/15/2028		510	455
7.63%, 03/15/2030		1,450	1,332
Commercial Metals Co., 4.13%, 01/15/2030		264	222
4.38%, 03/15/2032		425	348
Mineral Resources Ltd., (Australia), 8.00%, 11/01/2027 (e)		155	152
8.13%, 05/01/2027 (e)		2,537	2,467
8.50%, 05/01/2030 (e)		155	153
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		14,400	12,888
POSCO Holdings, Inc., (South Korea), 2.38%, 11/12/2022 (e)		245	244
Steel Dynamics, Inc., 5.00%, 12/15/2026		161	160
thyssenkrupp AG, (Germany), Reg. S, 2.88%, 02/22/2024	EUR	100	101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Iron/Steel — continued
TMS International Corp., 6.25%, 04/15/2029 (e)		200	145
United States Steel Corp., 6.88%, 03/01/2029		2,340	2,024

			37,126

Mining — 2.2%
Alcoa Nederland Holding BV, (Netherlands), 5.50%, 12/15/2027 (e)		446	423
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		344	347
Arconic Corp., 6.00%, 05/15/2025 (e)		1,780	1,736
6.13%, 02/15/2028 (e)		1,226	1,130
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		2,600	2,210
China Hongqiao Group Ltd., (Cayman Islands),
Reg. S, 6.25%, 06/08/2024		3,800	3,515
Reg. S, 7.38%, 05/02/2023		1,600	1,586
Constellium SE, (France), 3.75%, 04/15/2029 (e)		3,414	2,718
Reg. S, 4.25%, 02/15/2026	EUR	200	189
5.63%, 06/15/2028 (e)		508	454
5.88%, 02/15/2026 (e)		3,517	3,284
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		775	632
First Quantum Minerals Ltd., (Canada), 6.50%, 03/01/2024 (e)		4,285	4,120
6.88%, 03/01/2026 (e)		335	308
6.88%, 10/15/2027 (e)		1,812	1,622
7.50%, 04/01/2025 (e)		2,711	2,563
FMG Resources August 2006 Pty Ltd., (Australia), 5.13%, 05/15/2024 (e)		159	153
6.13%, 04/15/2032 (e)		2,220	1,998
Freeport Indonesia PT, (Indonesia), Reg. S, 5.32%, 04/14/2032		4,400	3,989
Glencore Funding LLC, 1.63%, 04/27/2026 (e)		396	351
4.00%, 03/27/2027 (e)		283	273
4.13%, 05/30/2023 (e)		250	249
4.63%, 04/29/2024 (e)		558	558
Hecla Mining Co., 7.25%, 02/15/2028		1,308	1,240
Hudbay Minerals, Inc., (Canada), 6.13%, 04/01/2029 (e)		3,956	3,208
Indonesia Asahan Aluminium Persero PT, (Indonesia), Reg. S, 6.53%, 11/15/2028		4,100	4,158
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (e)		3,618	2,748
4.63%, 03/01/2028 (e)		2,399	1,997
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		207	212
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		2,496	2,175

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	197

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Mining — continued
Novelis Corp., 3.25%, 11/15/2026 (e)		3,215	2,718
3.88%, 08/15/2031 (e)		2,176	1,668
4.75%, 01/30/2030 (e)		5,886	4,892
Vedanta Resources Finance II plc, (United Kingdom), 8.95%, 03/11/2025 (e)		200	158
Reg. S, 8.95%, 03/11/2025		17,000	13,430

			73,012

Total Basic Materials			160,824

Communications — 10.8%
Advertising — 0.5%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		1,608	1,495
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027 (e)		5,372	4,513
7.50%, 06/01/2029 (e)		1,335	958
7.75%, 04/15/2028 (e)		1,353	982
CMG Media Corp., 8.88%, 12/15/2027 (e)		7,487	5,907
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 01/15/2029 (e)		3,157	2,515
5.00%, 08/15/2027 (e)		952	832
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	400	365

			17,567

Internet — 0.9%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,167	2,628
ANGI Group LLC, 3.88%, 08/15/2028 (e)		1,234	939
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	93
Cablevision Lightpath LLC, 3.88%, 09/15/2027 (e)		3,975	3,289
5.63%, 09/15/2028 (e)		1,050	822
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,770	1,489
iliad SA, (France), Reg. S, 2.38%, 06/17/2026	EUR	100	92
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		1,649	1,319
Match Group Holdings II LLC, 3.63%, 10/01/2031 (e)		399	314
4.63%, 06/01/2028 (e)		1,575	1,428
Netflix, Inc., 4.38%, 11/15/2026		860	824
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027 (e)		797	656
6.00%, 02/15/2028 (e)		1,184	851
10.75%, 06/01/2028 (e)		483	430
NortonLifeLock, Inc., 5.00%, 04/15/2025 (e)		1,185	1,155
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		3,300	2,436
3.26%, 01/19/2027 (e)		300	261

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — continued
Twitter, Inc., 3.88%, 12/15/2027 (e)		230	216
5.00%, 03/01/2030 (e)		226	215
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		4,936	4,055
6.25%, 01/15/2028 (e)		102	94
7.50%, 09/15/2027 (e)		4,345	4,209
8.00%, 11/01/2026 (e)		568	566
United Group BV, (Netherlands), Reg. S, 4.88%, 07/01/2024	EUR	600	571
VeriSign, Inc., 5.25%, 04/01/2025		550	553

			29,505

Media — 4.4%
Altice Financing SA, (Luxembourg),
Reg. S, 2.25%, 01/15/2025	EUR	200	184
Reg. S, 3.00%, 01/15/2028	EUR	100	78
Reg. S, 4.25%, 08/15/2029	EUR	107	84
5.00%, 01/15/2028 (e)		515	410
5.75%, 08/15/2029 (e)		5,873	4,713
AMC Networks, Inc., 4.75%, 08/01/2025		1,227	1,131
Cable One, Inc., 4.00%, 11/15/2030 (e)		1,387	1,137
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2031 (e)		14,733	12,007
4.25%, 01/15/2034 (e)		9,246	7,143
4.50%, 08/15/2030 (e)		1,358	1,129
4.50%, 05/01/2032		1,809	1,461
4.50%, 06/01/2033 (e)		2,388	1,886
4.75%, 03/01/2030 (e)		3,583	3,067
4.75%, 02/01/2032 (e)		1,008	832
5.00%, 02/01/2028 (e)		4,312	3,969
5.13%, 05/01/2027 (e)		8,659	8,172
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 04/01/2053		1,339	1,143
5.50%, 04/01/2063		937	801
CSC Holdings LLC, 3.38%, 02/15/2031 (e)		200	148
4.13%, 12/01/2030 (e)		9,178	7,159
4.50%, 11/15/2031 (e)		3,072	2,361
4.63%, 12/01/2030 (e)		4,535	3,039
5.00%, 11/15/2031 (e)		2,775	1,870
5.25%, 06/01/2024		350	328
5.38%, 02/01/2028 (e)		825	714
5.50%, 04/15/2027 (e)		1,815	1,624
5.75%, 01/15/2030 (e)		2,999	2,182
6.50%, 02/01/2029 (e)		1,500	1,350
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/2026 (e)		5,682	1,420
6.63%, 08/15/2027 (e)		10,239	1,229
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		1,803	1,550

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
DISH DBS Corp.,
5.00%, 03/15/2023		2,464	2,353
5.13%, 06/01/2029		794	480
5.25%, 12/01/2026 (e)		3,875	3,023
5.75%, 12/01/2028 (e)		2,808	2,079
5.88%, 07/15/2022		243	243
5.88%, 11/15/2024		3,000	2,535
7.38%, 07/01/2028		5,273	3,563
7.75%, 07/01/2026		4,930	3,858
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	112
GCI LLC, 4.75%, 10/15/2028 (e)		182	158
Gray Television, Inc., 5.88%, 07/15/2026 (e)		3,750	3,505
iHeartCommunications, Inc.,
5.25%, 08/15/2027 (e)		600	513
6.38%, 05/01/2026		1,500	1,388
8.38%, 05/01/2027		770	612
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)		3,926	3,278
6.75%, 10/15/2027 (e)		200	187
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		1,175	1,081
News Corp., 3.88%, 05/15/2029 (e)		250	216
Nexstar Media, Inc., 4.75%, 11/01/2028 (e)		2,100	1,801
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/2026 (e)		5,712	4,926
6.50%, 09/15/2028 (e)		8,888	6,869
Sinclair Television Group, Inc., 4.13%, 12/01/2030 (e)		3,346	2,654
5.13%, 02/15/2027 (e)		36	30
Sirius XM Radio, Inc., 3.13%, 09/01/2026 (e)		2,639	2,329
3.88%, 09/01/2031 (e)		2,455	1,970
4.00%, 07/15/2028 (e)		114	99
4.13%, 07/01/2030 (e)		47	39
5.00%, 08/01/2027 (e)		751	695
5.50%, 07/01/2029 (e)		134	122
Tele Columbus AG, (Germany), Reg. S, 3.88%, 05/02/2025	EUR	444	390
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		2,000	1,765
Univision Communications, Inc., 5.13%, 02/15/2025 (e)		3,150	2,964
6.63%, 06/01/2027 (e)		6,381	6,066
7.38%, 06/30/2030 (e)		395	388
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		1,789	1,458
Videotron Ltd., (Canada), 3.63%, 06/15/2029 (e)		1,498	1,218
Virgin Media Finance plc, (United Kingdom), Reg. S, 3.75%, 07/15/2030	EUR	100	78

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	500	487
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,336	1,933
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		1,475	1,224
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		1,399	1,097
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		152	129

			144,236

Telecommunications — 5.0%
Altice France Holding SA, (Luxembourg), 10.50%, 05/15/2027 (e)		9,421	7,842
Altice France SA, (France),
Reg. S, 4.13%, 01/15/2029	EUR	400	316
5.13%, 07/15/2029 (e)		4,093	3,090
5.50%, 01/15/2028 (e)		155	123
5.50%, 10/15/2029 (e)		1,088	831
8.13%, 02/01/2027 (e)		6,418	5,907
Arqiva Broadcast Finance plc, (United Kingdom), Reg. S, 6.75%, 09/30/2023	GBP	200	232
Avaya, Inc., 6.13%, 09/15/2028 (e)		491	320
Bharti Airtel Ltd., (India), Reg. S, 4.38%, 06/10/2025		11,500	11,462
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		3,617	3,129
CommScope, Inc., 4.75%, 09/01/2029 (e)		1,270	1,025
6.00%, 03/01/2026 (e)		1,100	1,011
7.13%, 07/01/2028 (e)		275	208
8.25%, 03/01/2027 (e)		91	72
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		8,261	7,383
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)		2,333	1,963
Digicel Group Holdings Ltd., (Bermuda), 10.00% (Blend (cash 8.00% + PIK 2.00%)), 04/01/2024 (v)		1,500	1,459
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational), 8.00%, 12/31/2026 (e)		6,725	4,461
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		13,500	8,100
Frontier Communications Holdings LLC, 5.00%, 05/01/2028 (e)		60	51
5.88%, 10/15/2027 (e)		769	692
6.00%, 01/15/2030 (e)		153	118
6.75%, 05/01/2029 (e)		3,165	2,604
8.75%, 05/15/2030 (e)		5,529	5,619
Globe Telecom, Inc., (Philippines),
Reg. S, 3.00%, 07/23/2035		4,200	3,047
Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		6,300	5,922

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	199

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Iliad Holding SASU, (France), 6.50%, 10/15/2026 (e)		6,126	5,518
7.00%, 10/15/2028 (e)		2,643	2,295
Intelsat Jackson Holdings SA, (Luxembourg), 5.50%, 08/01/2023 (d) (bb) (cc)		3,425	—	(h)
6.50%, 03/15/2030 (e)		5,820	4,801
8.50%, 10/15/2024 (e) (d) (bb) (cc)		3,800	—	(h)
9.75%, 07/15/2025 (e) (d) (bb) (cc)		1,875	—	(h)
Level 3 Financing, Inc.,
3.40%, 03/01/2027 (e)		183	157
3.63%, 01/15/2029 (e)		545	420
3.75%, 07/15/2029 (e)		3,895	3,012
4.25%, 07/01/2028 (e)		772	624
5.25%, 03/15/2026		250	236
5.38%, 05/01/2025		3,250	3,128
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		317	172
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	419	367
Lumen Technologies, Inc., 4.00%, 02/15/2027 (e)		405	343
4.50%, 01/15/2029 (e)		4,733	3,524
5.13%, 12/15/2026 (e)		2,572	2,165
5.38%, 06/15/2029 (e)		461	365
Series U, 7.65%, 03/15/2042		180	138
Maxar Technologies, Inc., 7.75%, 06/15/2027 (e)		257	256
Nokia OYJ, (Finland), 6.63%, 05/15/2039		580	573
SES SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	300	262
SoftBank Group Corp., (Japan),
Reg. S, 5.00%, 04/15/2028	EUR	100	83
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		300	267
Sprint Capital Corp., 6.88%, 11/15/2028		3,040	3,197
8.75%, 03/15/2032		7,329	8,820
Sprint Corp., 7.13%, 06/15/2024		5,984	6,141
7.63%, 02/15/2025		1,390	1,449
7.63%, 03/01/2026		6,235	6,569
7.88%, 09/15/2023		2,000	2,063
Switch Ltd., 3.75%, 09/15/2028 (e)		199	197
4.13%, 06/15/2029 (e)		1,823	1,804
Telecom Italia Capital SA, (Luxembourg), 6.00%, 09/30/2034		367	277
6.38%, 11/15/2033		500	386
7.20%, 07/18/2036		890	676
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	300	324
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	400	303

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
5.30%, 05/30/2024 (e)		200	191
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 8 Year + 2.97%), 3.88%, 06/22/2026 (x) (aa)	EUR	200	187
T-Mobile USA, Inc., 3.38%, 04/15/2029		504	440
3.50%, 04/15/2031 (e)		1,097	954
2.63%, 02/15/2029		2,562	2,157
2.88%, 02/15/2031		240	198
Viasat, Inc., 5.63%, 09/15/2025 (e)		3,330	2,694
5.63%, 04/15/2027 (e)		393	340
6.50%, 07/15/2028 (e)		132	91
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		546	457
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	100	97
4.25%, 01/31/2031 (e)		549	441
4.75%, 07/15/2031 (e)		2,327	1,880
Vodafone Group plc, (United Kingdom),
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	191
Series NC10, Reg. S, (EUR Swap Rate 5 Year + 3.23%), 3.00%, 08/27/2080 (aa)	EUR	100	79
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (e)		7,510	6,205
6.13%, 03/01/2028 (e)		8,872	6,407

			160,908

Total Communications			352,216

Consumer Cyclical — 14.4%
Airlines — 1.2%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,150	973
Air France-KLM, (France), Reg. S, 3.88%, 07/01/2026	EUR	500	424
American Airlines Group, Inc., 3.75%, 03/01/2025 (e)		205	173
American Airlines, Inc., 11.75%, 07/15/2025 (e)		5,488	5,702
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational), 5.50%, 04/20/2026 (e)		924	849
5.75%, 04/20/2029 (e)		8,160	6,984
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		206	203
Cathay Pacific MTN Financing HK Ltd., (Hong Kong), Reg. S, 4.88%, 08/17/2026		2,200	2,005
Delta Air Lines, Inc., 7.00%, 05/01/2025 (e)		297	301
Deutsche Lufthansa AG, (Germany), Reg. S, 3.50%, 07/14/2029	EUR	400	315

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Airlines — continued
Finnair OYJ, (Finland), Reg. S, 4.25%, 05/19/2025	EUR	125	108
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		4,633	4,122
International Consolidated Airlines Group SA, (Spain), Reg. S, 2.75%, 03/25/2025	EUR	300	266
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		2,879	2,829
Singapore Airlines Ltd., (Singapore),
Reg. S, 3.00%, 07/20/2026		5,600	5,318
Reg. S, 3.38%, 01/19/2029		1,600	1,453
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)		1	1
United Airlines Pass Through Trust, Series 2020-1
Class A, 5.88%, 10/15/2027		90	88
Class B, 4.88%, 01/15/2026		50	48
United Airlines, Inc., 4.38%, 04/15/2026 (e)		3,302	2,947
4.63%, 04/15/2029 (e)		6,603	5,559

			40,668

Apparel — 0.4%
Crocs, Inc., 4.13%, 08/15/2031 (e)		1,419	1,004
4.25%, 03/15/2029 (e)		326	241
Hanesbrands, Inc., 4.88%, 05/15/2026 (e)		3,350	3,103
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		1,700	1,350
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		180	147
PVH Corp., 4.63%, 07/10/2025		190	189
William Carter Co. (The), 5.63%, 03/15/2027 (e)		2,855	2,674
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		3,550	2,848

			11,556

Auto Manufacturers — 1.3%
Allison Transmission, Inc., 3.75%, 01/30/2031 (e)		2,800	2,244
Ford Motor Co., 3.25%, 02/12/2032		5,121	3,797
4.75%, 01/15/2043		6,909	4,919
5.29%, 12/08/2046		2,200	1,687
7.40%, 11/01/2046		1,275	1,264
9.00%, 04/22/2025		500	537
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025		1,700	1,525
(ICE LIBOR USD 3 Month + 1.08%), 2.37%, 08/03/2022 (aa)		750	748
2.70%, 08/10/2026		2,508	2,138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
2.90%, 02/16/2028		577	466
2.98%, 08/03/2022		885	885
3.63%, 06/17/2031		600	465
3.82%, 11/02/2027		400	340
4.00%, 11/13/2030		1,493	1,210
4.13%, 08/17/2027		440	388
4.13%, 08/04/2025		597	566
4.27%, 01/09/2027		2,500	2,242
4.39%, 01/08/2026		908	836
4.95%, 05/28/2027		200	184
5.11%, 05/03/2029		5,409	4,849
5.13%, 06/16/2025		8,145	7,815
5.58%, 03/18/2024		579	576
General Motors Financial Co., Inc., 2.75%, 06/20/2025		1,000	939
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	5
Hyundai Capital America, 0.80%, 01/08/2024 (e)		500	475
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 4.50%, 07/15/2028	EUR	400	299
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		1,585	1,281
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	100	91
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (e)		400	387
Volkswagen International Finance NV, (Netherlands), Reg. S, (EUR Swap Rate 9 Year + 3.36%), 4.38%, 03/28/2031 (x) (aa)	EUR	100	84
Wabash National Corp., 4.50%, 10/15/2028 (e)		476	364

			43,606

Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., (Jersey), 4.88%, 08/15/2026 (e)		1,325	1,163
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029		1,700	1,381
6.50%, 04/01/2027		3,700	3,274
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	100	92
6.25%, 05/15/2026 (e)		4,716	4,539
8.50%, 05/15/2027 (e)		10,254	9,910
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)		875	411
Dana, Inc., 4.25%, 09/01/2030		950	737
4.50%, 02/15/2032		575	426
5.38%, 11/15/2027		1,200	1,039
5.63%, 06/15/2028		700	603

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	201

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	161
Faurecia SE, (France), Reg. S, 2.75%, 02/15/2027	EUR	400	326
Gestamp Automocion SA, (Spain), Reg. S, 3.25%, 04/30/2026	EUR	100	92
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029		1,339	1,109
5.63%, 04/30/2033		1,211	970
9.50%, 05/31/2025		105	109
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	200	139
IHO Verwaltungs GmbH, (Germany), 4.75% (cash), 09/15/2026 (e) (v)		665	572
Meritor, Inc., 4.50%, 12/15/2028 (e)		71	68
Tenneco, Inc., 7.88%, 01/15/2029 (e)		75	72
Titan International, Inc., 7.00%, 04/30/2028		1,025	963
ZF Europe Finance BV, (Netherlands), Reg. S, 2.00%, 02/23/2026	EUR	400	346

			28,502

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	36
Avient Corp., 5.75%, 05/15/2025 (e)		2,000	1,915
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		5,850	4,731
IAA, Inc., 5.50%, 06/15/2027 (e)		28	26

			6,708

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (e)		761	643
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,005	1,736
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (e)		1,590	1,228
6.25%, 07/01/2025 (e)		8,630	8,280
8.13%, 07/01/2027 (e)		9,408	9,091
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 07/01/2025 (e)		2,316	2,223
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		3,027	2,756
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (e)		5,611	5,164
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 05/01/2025 (e)		1,516	1,470
6.50%, 10/01/2028		3	3
Churchill Downs, Inc., 4.75%, 01/15/2028 (e)		556	496
5.50%, 04/01/2027 (e)		120	114
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	100	92

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	100	113
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		200	169
Gamma Bidco SpA, (Italy), Reg. S, 6.25%, 07/15/2025	EUR	300	292
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		1,129	1,118
International Game Technology plc, (United Kingdom), 5.25%, 01/15/2029 (e)		2,055	1,861
6.25%, 01/15/2027 (e)		800	778
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		2,300	1,945
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		3,466	2,692
Live Nation Entertainment, Inc., 3.75%, 01/15/2028 (e)		398	344
4.75%, 10/15/2027 (e)		783	701
4.88%, 11/01/2024 (e)		188	179
6.50%, 05/15/2027 (e)		4,569	4,478
Magallanes, Inc., 5.14%, 03/15/2052 (e)		4,826	4,077
5.39%, 03/15/2062 (e)		2,791	2,345
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		200	183
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,446	1,178
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		1,150	909
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/2027 (e)		98	103
Penn National Gaming, Inc., 4.13%, 07/01/2029 (e)		4,250	3,225
5.63%, 01/15/2027 (e)		2,064	1,811
Powdr Corp., 6.00%, 08/01/2025 (e)		1,168	1,159
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/2029 (e)		675	481
5.88%, 09/01/2031 (e)		706	490
Scientific Games Holdings LP / Scientific Games US FinCo Inc., 6.63%, 03/01/2030 (e)		1,505	1,279
Scientific Games International, Inc., 7.00%, 05/15/2028 (e)		818	773
8.63%, 07/01/2025 (e)		1,140	1,165
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025 (e)		160	166
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)		1,608	1,628
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.13%, 10/01/2029 (e)		5,626	4,402
7.75%, 04/15/2025 (e)		99	97

			73,437

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food Service — 0.1%
Aramark Services, Inc., 5.00%, 04/01/2025 (e)		178	171
5.00%, 02/01/2028 (e)		1,634	1,481
6.38%, 05/01/2025 (e)		1,000	978

			2,630

Home Builders — 1.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 08/01/2029 (e)		1,133	850
4.63%, 04/01/2030 (e)		1,000	734
6.63%, 01/15/2028 (e)		1,400	1,190
Beazer Homes USA, Inc., 5.88%, 10/15/2027		5,800	4,466
6.75%, 03/15/2025		2,555	2,362
7.25%, 10/15/2029		1,350	1,070
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada), 4.88%, 02/15/2030 (e)		3,583	2,603
5.00%, 06/15/2029 (e)		811	613
6.25%, 09/15/2027 (e)		4,400	3,648
Century Communities, Inc., 3.88%, 08/15/2029 (e)		1,988	1,555
6.75%, 06/01/2027		1,100	1,049
Empire Communities Corp., (Canada), 7.00%, 12/15/2025 (e)		750	592
Forestar Group, Inc., 3.85%, 05/15/2026 (e)		2,425	1,993
5.00%, 03/01/2028 (e)		650	531
KB Home, 4.00%, 06/15/2031		550	421
4.80%, 11/15/2029		400	334
6.88%, 06/15/2027		1,298	1,246
7.25%, 07/15/2030		3,350	3,174
M/I Homes, Inc., 4.95%, 02/01/2028		2,693	2,289
Mattamy Group Corp., (Canada), 4.63%, 03/01/2030 (e)		3,580	2,616
5.25%, 12/15/2027 (e)		1,616	1,320
Meritage Homes Corp., 5.13%, 06/06/2027		2,000	1,830
6.00%, 06/01/2025		800	780
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028 (e)		3,225	2,591
4.75%, 04/01/2029 (e)		450	353
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)		1,915	1,666
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (e)		3,171	2,633
5.88%, 06/15/2027 (e)		3,236	2,983
Tri Pointe Homes, Inc., 5.25%, 06/01/2027		1,300	1,136
5.70%, 06/15/2028		2,201	1,900

			50,528

Home Furnishings — 0.0% (g)
Nobel Bidco BV, (Netherlands), Reg. S, 3.13%, 06/15/2028	EUR	300	211

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Home Furnishings — continued
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (e)		493	370
4.00%, 04/15/2029 (e)		101	81

			662

Housewares — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		1,640	1,450
Newell Brands, Inc., 4.45%, 04/01/2026		175	166
4.88%, 06/01/2025		175	173
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031		3,273	2,446
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)		6,156	4,140

			8,375

Leisure Time — 0.6%
Carnival Corp., (Panama), 4.00%, 08/01/2028 (e)		2,996	2,457
5.75%, 03/01/2027 (e)		3,782	2,746
6.00%, 05/01/2029 (e)		1,932	1,350
7.63%, 03/01/2026 (e)		436	337
9.88%, 08/01/2027 (e)		1,525	1,477
Reg. S, 10.13%, 02/01/2026	EUR	400	414
10.50%, 02/01/2026 (e)		3,752	3,745
Life Time, Inc., 5.75%, 01/15/2026 (e)		1,310	1,175
8.00%, 04/15/2026 (e)		173	154
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		324	278
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		74	51
NCL Corp. Ltd., (Bermuda), 5.88%, 03/15/2026 (e)		1,661	1,299
7.75%, 02/15/2029 (e)		112	86
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		87	63
Royal Caribbean Cruises Ltd., (Liberia), 5.38%, 07/15/2027 (e)		2,303	1,645
5.50%, 08/31/2026 (e)		308	228
5.50%, 04/01/2028 (e)		111	77
11.50%, 06/01/2025 (e)		2,112	2,170
Viking Cruises Ltd., (Bermuda), 5.88%, 09/15/2027 (e)		200	150
6.25%, 05/15/2025 (e)		500	421
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		194	153
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		50	38

			20,514

Lodging — 3.2%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	300	273

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	203

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Lodging — continued
Boyd Gaming Corp., 4.75%, 12/01/2027	191	173
4.75%, 06/15/2031 (e)	2,597	2,195
Champion Path Holdings Ltd., (British Virgin Islands),
Reg. S, 4.50%, 01/27/2026	5,100	3,213
Reg. S, 4.85%, 01/27/2028	2,500	1,451
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 5.00%, 05/18/2026	2,900	1,740
Reg. S, 5.95%, 10/19/2025	13,000	8,076
Reg. S, 6.75%, 07/02/2023	1,200	949
Reg. S, 6.85%, 07/02/2024	3,000	2,162
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032 (e)	3,165	2,516
3.75%, 05/01/2029 (e)	382	324
4.00%, 05/01/2031 (e)	2,116	1,759
4.88%, 01/15/2030	2,459	2,222
5.75%, 05/01/2028 (e)	443	423
Hyatt Hotels Corp., 1.30%, 10/01/2023	440	426
Melco Resorts Finance Ltd., (Cayman Islands),
Reg. S, 4.88%, 06/06/2025	4,200	3,147
Reg. S, 5.75%, 07/21/2028	18,000	11,520
MGM China Holdings Ltd., (Cayman Islands), 5.25%, 06/18/2025 (e)	2,000	1,538
5.38%, 05/15/2024 (e)	1,900	1,619
Reg. S, 5.88%, 05/15/2026	1,500	1,137
MGM Resorts International, 4.63%, 09/01/2026	750	661
4.75%, 10/15/2028	7,001	5,887
5.50%, 04/15/2027	650	583
5.75%, 06/15/2025	1,398	1,332
6.75%, 05/01/2025	3,250	3,189
Sands China Ltd., (Cayman Islands),
Reg. S, 2.55%, 03/08/2027	2,100	1,529
3.80%, 01/08/2026	13,800	11,055
4.88%, 06/18/2030	1,000	726
5.13%, 08/08/2025	1,000	842
5.40%, 08/08/2028	7,300	5,621
Station Casinos LLC, 4.50%, 02/15/2028 (e)	1,746	1,475
4.63%, 12/01/2031 (e)	588	458
Studio City Finance Ltd., (British Virgin Islands), Reg. S, 6.00%, 07/15/2025	11,640	7,371
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)	3,950	3,633
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023 (e)	165	158
Wynn Macau Ltd., (Cayman Islands), 4.88%, 10/01/2024 (e)	500	372
Reg. S, 4.88%, 10/01/2024	2,000	1,487
Reg. S, 5.50%, 01/15/2026	16,650	11,509
5.50%, 10/01/2027 (e)	1,330	861

		105,612

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — 2.2%
1011778 BC ULC / New Red Finance, Inc., (Canada), 3.50%, 02/15/2029 (e)		1,500	1,270
3.88%, 01/15/2028 (e)		225	196
4.00%, 10/15/2030 (e)		5,054	4,104
4.38%, 01/15/2028 (e)		3,152	2,756
5.75%, 04/15/2025 (e)		77	77
Arko Corp., 5.13%, 11/15/2029 (e)		70	53
Asbury Automotive Group, Inc., 4.75%, 03/01/2030		3	2
5.00%, 02/15/2032 (e)		1,359	1,111
At Home Group, Inc., 4.88%, 07/15/2028 (e)		300	218
7.13%, 07/15/2029 (e)		1,475	837
Bath & Body Works, Inc., 6.63%, 10/01/2030 (e)		3	3
6.88%, 11/01/2035		9	7
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		125	77
Brinker International, Inc., 5.00%, 10/01/2024 (e)		1,300	1,218
Burger King France SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 4.75%, 11/01/2026 (aa)	EUR	400	387
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		925	675
Carvana Co., 4.88%, 09/01/2029 (e)		79	45
5.50%, 04/15/2027 (e)		513	330
10.25%, 05/01/2030 (e)		200	161
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	200	191
Dufry One BV, (Netherlands), Reg. S, 2.50%, 10/15/2024	EUR	400	379
eG Global Finance plc, (United Kingdom),
Reg. S, 4.38%, 02/07/2025	EUR	922	860
Reg. S, 6.25%, 10/30/2025	EUR	1,936	1,818
6.75%, 02/07/2025 (e)		4,425	4,172
8.50%, 10/30/2025 (e)		1,765	1,710
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029 (e)		2,086	1,778
6.75%, 01/15/2030 (e)		3,652	2,791
Food Service Project SA, (Spain), Reg. S, 5.50%, 01/21/2027	EUR	309	278
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		1,888	1,383
Gap, Inc. (The), 3.63%, 10/01/2029 (e)		2,000	1,404
3.88%, 10/01/2031 (e)		2,980	2,079
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	300	265
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,083	844
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,097

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	2
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,706	1,742
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (e)		1,699	1,293
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		13	11
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		181	167
Park River Holdings, Inc., 5.63%, 02/01/2029 (e)		3,875	2,415
Patrick Industries, Inc.,		60	55
4.75%, 05/01/2029 (e)		2,325	1,730
7.50%, 10/15/2027 (e)		60	55
Penske Automotive Group, Inc., 3.75%, 06/15/2029 (e)		252	210
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (e)		250	216
7.75%, 02/15/2029 (e)		3,330	3,005
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025		3,250	3,051
SRS Distribution, Inc., 4.63%, 07/01/2028 (e)		2,669	2,336
6.00%, 12/01/2029 (e)		5,094	4,000
6.13%, 07/01/2029 (e)		788	621
Staples, Inc., 7.50%, 04/15/2026 (e)		597	503
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.25%, 07/31/2025	GBP	200	222
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.00%, 06/01/2031 (e)		1,850	1,552
5.88%, 03/01/2027		2,075	1,957
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		4,075	3,464
Tendam Brands SAU, (Spain),
Reg. S, 5.00%, 09/15/2024	EUR	100	100
Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 5.25%, 09/15/2024 (aa)	EUR	200	200
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		4,608	3,686
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		586	488

			70,602

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 3.38%, 04/01/2026 (e)		218	200
3.75%, 04/01/2029 (e)		382	343
5.45%, 11/01/2041		2,701	2,384
5.88%, 12/15/2027 (e)		401	390

			3,317

Total Consumer Cyclical			466,717

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Consumer Non-cyclical — 10.1%
Agriculture — 0.2%
BAT Capital Corp., 3.22%, 08/15/2024		86	84
BAT International Finance plc, (United Kingdom), 3.95%, 06/15/2025 (e)		358	351
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		1,627	1,623
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		643	623
Tereos Finance Groupe I SA, (France), Reg. S, 7.50%, 10/30/2025	EUR	100	103
Vector Group Ltd., 5.75%, 02/01/2029 (e)		2,975	2,477
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		700	620

			5,881

Biotechnology — 0.0% (g)
Cidron Aida Finco Sarl, (Luxembourg), Reg. S, 5.00%, 04/01/2028	EUR	200	174

Commercial Services — 3.1%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		200	195
ADT Security Corp. (The), 4.88%, 07/15/2032 (e)		133	106
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		670	598
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), 6.13%, 10/15/2026 (e)		200	171
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 06/01/2029 (e)		3,516	2,560
6.63%, 07/15/2026 (e)		5,523	5,055
9.75%, 07/15/2027 (e)		5,610	4,748
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational), 4.63%, 06/01/2028 (e)		4,314	3,533
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (e)		900	769
AMN Healthcare, Inc., 4.00%, 04/15/2029 (e)		900	760
4.63%, 10/01/2027 (e)		3,149	2,887
APi Escrow Corp., 4.75%, 10/15/2029 (e)		450	361
APi Group DE, Inc., 4.13%, 07/15/2029 (e)		422	335
APX Group, Inc., 5.75%, 07/15/2029 (e)		2,131	1,648
6.75%, 02/15/2027 (e)		154	144
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		227	211
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.88%, 11/04/2025	EUR	100	97
Reg. S, 2.00%, 01/15/2030	EUR	400	328
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		3,300	2,738
Avis Budget Finance Plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	283

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	205

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	200	166
Reg. S, 6.13%, 11/30/2028	GBP	100	95
Block, Inc., 3.50%, 06/01/2031 (e)		5,177	4,125
Brink’s Co. (The), 4.63%, 10/15/2027 (e)		300	267
5.50%, 07/15/2025 (e)		1,450	1,395
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		1,200	976
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,026	1,560
EC Finance plc, (United Kingdom), Reg. S, 3.00%, 10/15/2026	EUR	182	166
eHi Car Services Ltd., (Cayman Islands), Reg. S, 7.00%, 09/21/2026		2,600	1,498
Garda World Security Corp., (Canada), 4.63%, 02/15/2027 (e)		27	23
Gartner, Inc., 3.63%, 06/15/2029 (e)		339	294
3.75%, 10/01/2030 (e)		261	225
4.50%, 07/01/2028 (e)		1,849	1,698
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		4,131	3,615
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		4,333	3,958
Hertz Corp. (The), 4.63%, 12/01/2026 (e)		632	528
5.00%, 12/01/2029 (e)		775	600
India Toll Roads, (Mauritius), Reg. S, 5.50%, 08/19/2024		6,500	6,123
La Financiere Atalian SASU, (France), Reg. S, 4.00%, 05/15/2024	EUR	300	242
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	34
Loxam SAS, (France), Reg. S, 3.25%, 01/14/2025	EUR	400	377
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		4,832	3,840
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		2,048	1,823
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,972	2,489
Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2028 (e)		1,402	1,302
5.88%, 10/01/2030 (e)		201	185
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029 (e)		3	2
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		2,528	2,111
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	400	361
Royal Capital BV, (Netherlands), Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		7,600	7,439
Sabre GLBL, Inc., 7.38%, 09/01/2025 (e)		641	598
9.25%, 04/15/2025 (e)		855	824

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Service Corp. International, 3.38%, 08/15/2030		1,170	958
4.00%, 05/15/2031		2,901	2,477
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		2,611	2,311
Sotheby’s, 7.38%, 10/15/2027 (e)		4,197	3,889
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		299	257
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	176	156
Triton Container International Ltd., (Bermuda), 0.80%, 08/01/2023 (e)		400	379
1.15%, 06/07/2024 (e)		223	209
United Rentals North America, Inc., 3.75%, 01/15/2032		2,700	2,218
3.88%, 02/15/2031		2,375	2,003
4.88%, 01/15/2028		2,075	1,955
5.25%, 01/15/2030		1,425	1,322
Verisure Holding AB, (Sweden), Reg. S, 3.50%, 05/15/2023	EUR	400	407
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		6,227	6,056
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		887	756

			101,819

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 3.88%, 04/15/2026	EUR	300	277

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/2026 (e)		80	70
3.50%, 03/15/2029 (e)		3,350	2,711
4.88%, 02/15/2030 (e)		213	183
5.88%, 02/15/2028 (e)		2,195	2,051
B&G Foods, Inc., 5.25%, 04/01/2025		4,250	3,908
5.25%, 09/15/2027		1,871	1,618
Bellis Acquisition Co. plc, (United Kingdom), Reg. S, 3.25%, 02/16/2026	GBP	400	377
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		675	502
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		1,800	1,562
Chobani LLC / Chobani Finance Corp., Inc., 4.63%, 11/15/2028 (e)		2,657	2,245
7.50%, 04/15/2025 (e)		4,899	4,499
Iceland Bondco plc, (United Kingdom), Reg. S, 4.63%, 03/15/2025	GBP	300	282
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational), 3.75%, 12/01/2031 (e)		182	149
6.50%, 04/15/2029 (e)		402	405

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food — continued
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		7,600	6,973
Kraft Heinz Foods Co., 4.88%, 10/01/2049		3,843	3,414
5.20%, 07/15/2045		3,550	3,301
5.50%, 06/01/2050		767	741
6.88%, 01/26/2039		2,000	2,206
7.13%, 08/01/2039 (e)		500	562
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030 (e)		4,731	4,095
4.38%, 01/31/2032 (e)		4,554	3,962
4.88%, 05/15/2028 (e)		72	68
Market Bidco Finco plc, (United Kingdom),
Reg. S, 5.50%, 11/04/2027	GBP	100	93
5.50%, 11/04/2027 (e)	GBP	250	231
Ocado Group plc, (United Kingdom), Reg. S, 3.88%, 10/08/2026	GBP	200	195
Performance Food Group, Inc., 4.25%, 08/01/2029 (e)		553	461
5.50%, 10/15/2027 (e)		1,694	1,568
Picard Groupe SAS, (France), Reg. S, 3.88%, 07/01/2026	EUR	200	171
Pilgrim’s Pride Corp., 3.50%, 03/01/2032 (e)		157	123
4.25%, 04/15/2031 (e)		8,148	6,786
Post Holdings, Inc., 4.50%, 09/15/2031 (e)		1,666	1,363
4.63%, 04/15/2030 (e)		2,780	2,346
5.50%, 12/15/2029 (e)		1,000	894
5.63%, 01/15/2028 (e)		860	816
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	200	211
Quatrim SASU, (France), Reg. S, 5.88%, 01/15/2024	EUR	100	99
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		930	782
US Foods, Inc., 4.75%, 02/15/2029 (e)		1,409	1,232
6.25%, 04/15/2025 (e)		1,848	1,843

			65,098

Healthcare — Products — 0.6%
Avantor Funding, Inc., 3.88%, 11/01/2029 (e)		693	606
4.63%, 07/15/2028 (e)		4,267	3,912
Medline Borrower LP, 3.88%, 04/01/2029 (e)		6,297	5,369
5.25%, 10/01/2029 (e)		9,150	7,569
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,000	905

			18,361

Healthcare — Services — 2.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		15	14

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		255	187
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	400	336
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029 (e)		431	353
3.50%, 04/01/2030 (e)		2,456	2,004
Centene Corp., 2.45%, 07/15/2028		2,460	2,053
2.50%, 03/01/2031		2,789	2,214
2.63%, 08/01/2031		1,917	1,525
3.00%, 10/15/2030		8,254	6,840
4.25%, 12/15/2027		188	175
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (e)		116	99
4.25%, 05/01/2028 (e)		1,916	1,721
Chrome Bidco SASU, (France), Reg. S, 3.50%, 05/31/2028	EUR	300	257
CHS / Community Health Systems, Inc., 5.25%, 05/15/2030 (e)		775	589
5.63%, 03/15/2027 (e)		792	670
6.00%, 01/15/2029 (e)		2,451	2,008
6.13%, 04/01/2030 (e)		488	298
8.00%, 03/15/2026 (e)		3,279	2,965
DaVita, Inc., 3.75%, 02/15/2031 (e)		9,130	6,458
4.63%, 06/01/2030 (e)		1,000	780
Encompass Health Corp., 4.50%, 02/01/2028		170	145
4.63%, 04/01/2031		1,345	1,089
4.75%, 02/01/2030		1,800	1,505
HCA, Inc., 4.63%, 03/15/2052 (e)		1,107	891
5.25%, 04/15/2025		800	802
7.05%, 12/01/2027		950	990
7.50%, 11/06/2033		2,900	3,275
IQVIA, Inc., 5.00%, 10/15/2026 (e)		397	378
Korian SA, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	300	287
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (e)		40	34
6.75%, 04/15/2025 (e)		603	581
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)		3,800	2,819
Molina Healthcare, Inc., 3.88%, 11/15/2030 (e)		334	286
3.88%, 05/15/2032 (e)		2,377	1,991
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		3,767	3,215
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		4,183	4,099
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		1,551	1,421
10.00%, 04/15/2027 (e)		3,290	3,187

JUNE 30, 2022	SIX CIRCLES TRUST	207

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
Syneos Health, Inc., 3.63%, 01/15/2029 (e)		4,495	3,806
Tenet Healthcare Corp., 4.25%, 06/01/2029 (e)		3,107	2,624
4.38%, 01/15/2030 (e)		6,730	5,694
4.88%, 01/01/2026 (e)		6,879	6,329
5.13%, 11/01/2027 (e)		2,693	2,424
6.13%, 10/01/2028 (e)		2,940	2,543
6.13%, 06/15/2030 (e)		2,402	2,264
6.25%, 02/01/2027 (e)		331	304

			84,529

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		2,315	1,897
Central Garden & Pet Co., 4.13%, 10/15/2030		101	82
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/2027 (e)		1,525	1,129
Spectrum Brands, Inc., 3.88%, 03/15/2031 (e)		1,163	937

			4,045

Pharmaceuticals — 1.5%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		200	173
AdaptHealth LLC, 4.63%, 08/01/2029 (e)		3,150	2,591
5.13%, 03/01/2030 (e)		101	85
6.13%, 08/01/2028 (e)		1,265	1,119
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		3,100	2,174
Bausch Health Cos., Inc., (Canada), 5.00%, 01/30/2028 (e)		4,000	2,130
5.00%, 02/15/2029 (e)		700	362
5.25%, 01/30/2030 (e)		5,510	2,845
5.25%, 02/15/2031 (e)		2,370	1,216
6.13%, 02/01/2027 (e)		69	59
6.25%, 02/15/2029 (e)		4,205	2,255
7.00%, 01/15/2028 (e)		900	515
7.25%, 05/30/2029 (e)		3,250	1,763
9.00%, 12/15/2025 (e)		444	322
Bayer US Finance II LLC, 3.88%, 12/15/2023 (e)		554	553
4.25%, 12/15/2025 (e)		550	544
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	400	356
5.50%, 01/15/2028 (e)		1,519	1,269
Embecta Corp., 5.00%, 02/15/2030 (e)		1,275	1,070
6.75%, 02/15/2030 (e)		1,418	1,277
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	400	378
Reg. S, 4.13%, 05/15/2028	EUR	100	90
Health & Happiness H&H International Holdings Ltd., (Cayman Islands), Reg. S, 5.63%, 10/24/2024		9,800	8,531

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		3,539	3,140
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 3.50%, 09/30/2024	EUR	200	185
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		215	184
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	200	175
4.13%, 04/30/2028 (e)		3,701	3,260
5.13%, 04/30/2031 (e)		6,385	5,547
Owens & Minor, Inc., 6.63%, 04/01/2030 (e)		164	149
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		3,046	2,132
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		1,338	1,191
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
Reg. S, 1.25%, 03/31/2023	EUR	300	307
4.50%, 03/01/2025	EUR	200	195

			48,142

Total Consumer Non-cyclical			328,326

Energy — 9.8%
Coal — 0.5%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		6,850	6,439
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		812	843
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025		7,900	7,627

			14,909

Energy — Alternate Sources — 1.2%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India), Reg. S, 6.25%, 12/10/2024		500	477
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)		169	163
Greenko Dutch BV, (Netherlands), Reg. S, 3.85%, 03/29/2026		6,887	5,837
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,473
Greenko Wind Projects Mauritius Ltd., (Mauritius), 5.50%, 04/06/2025 (e)		12,700	11,627
India Green Energy Holdings, (Mauritius), Reg. S, 5.38%, 04/29/2024		7,800	7,298
India Green Power Holdings, (Mauritius), Reg. S, 4.00%, 02/22/2027		6,500	5,062
ReNew Power Pvt Ltd., (India), Reg. S, 5.88%, 03/05/2027		2,500	2,276
SK Battery America, Inc., Reg. S, 2.13%, 01/26/2026		1,400	1,264

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy — Alternate Sources — continued
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (e)	648	547

		40,024

Oil & Gas — 5.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)	3,053	2,969
Antero Resources Corp., 5.38%, 03/01/2030 (e)	3,425	3,123
7.63%, 02/01/2029 (e)	950	966
8.38%, 07/15/2026 (e)	1,229	1,300
Apache Corp., 4.75%, 04/15/2043	250	195
5.10%, 09/01/2040	3,238	2,734
5.25%, 02/01/2042	53	44
5.35%, 07/01/2049	695	550
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (e)	3,537	3,113
7.00%, 11/01/2026 (e)	4,150	3,859
8.25%, 12/31/2028 (e)	3,610	3,440
9.00%, 11/01/2027 (e)	785	985
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)	3,120	3,260
Callon Petroleum Co., 6.13%, 10/01/2024	1,427	1,449
6.38%, 07/01/2026	695	641
7.50%, 06/15/2030 (e)	2,386	2,203
8.00%, 08/01/2028 (e)	4,934	4,740
9.00%, 04/01/2025 (e)	598	634
Cenovus Energy, Inc., (Canada), 5.38%, 07/15/2025	205	211
Centennial Resource Production LLC, 6.88%, 04/01/2027 (e)	1,533	1,456
Chesapeake Energy Corp., 5.50%, 02/01/2026 (e)	500	475
5.88%, 02/01/2029 (e)	635	599
6.75%, 04/15/2029 (e)	3,544	3,427
CITGO Petroleum Corp., 6.38%, 06/15/2026 (e)	1,880	1,736
7.00%, 06/15/2025 (e)	179	173
CNX Resources Corp., 6.00%, 01/15/2029 (e)	17	16
7.25%, 03/14/2027 (e)	3,144	3,080
Colgate Energy Partners III LLC, 5.88%, 07/01/2029 (e)	2,586	2,266
7.75%, 02/15/2026 (e)	422	401
Comstock Resources, Inc., 5.88%, 01/15/2030 (e)	5,543	4,767
6.75%, 03/01/2029 (e)	2,375	2,127
Continental Resources, Inc., 2.27%, 11/15/2026 (e)	512	454
3.80%, 06/01/2024	450	444
Coterra Energy, Inc., 4.38%, 06/01/2024 (e)	160	160

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Crescent Energy Finance LLC, 7.25%, 05/01/2026 (e)	4,846	4,410
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (e)	900	807
5.63%, 10/15/2025 (e)	4,703	4,421
Devon Energy Corp.,
5.25%, 09/15/2024	500	511
5.25%, 10/15/2027	415	420
Diamondback Energy, Inc., 4.25%, 03/15/2052	176	147
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027 (e)	1,451	1,373
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	1,833	1,737
6.63%, 07/15/2025 (e)	1,909	1,918
EQT Corp., 3.90%, 10/01/2027	476	443
6.63%, 02/01/2025	342	352
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	69	68
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	237
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 04/15/2030 (e)	350	305
6.00%, 02/01/2031 (e)	6,088	5,259
6.25%, 11/01/2028 (e)	38	35
6.25%, 04/15/2032 (e)	450	389
Laredo Petroleum, Inc., 9.50%, 01/15/2025	226	224
Lundin Energy Finance BV, (Netherlands), 2.00%, 07/15/2026 (e)	914	817
Matador Resources Co., 5.88%, 09/15/2026	3,779	3,633
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	16,800	15,296
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)	2,900	2,649
7.13%, 02/01/2027 (e)	1,175	1,177
Murphy Oil Corp., 6.88%, 08/15/2024	66	66
Nabors Industries Ltd., (Bermuda), 7.25%, 01/15/2026 (e)	415	368
7.50%, 01/15/2028 (e)	4,832	4,155
Nabors Industries, Inc., 5.75%, 02/01/2025	200	178
7.38%, 05/15/2027 (e)	2,844	2,702
Neptune Energy Bondco plc, (United Kingdom), Reg. S, 6.63%, 05/15/2025	200	192
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	4,750	4,477
Oasis Petroleum, Inc., 6.38%, 06/01/2026 (e)	125	116
Occidental Petroleum Corp., 2.70%, 02/15/2023	72	71
4.30%, 08/15/2039	132	107
4.40%, 04/15/2046	2,293	1,854
4.40%, 08/15/2049	86	69
4.50%, 07/15/2044	777	616

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	209

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
4.63%, 06/15/2045	1,401	1,147
5.50%, 12/01/2025	280	276
5.55%, 03/15/2026	162	161
5.88%, 09/01/2025	416	414
6.13%, 01/01/2031	272	276
6.20%, 03/15/2040	1,042	1,026
6.38%, 09/01/2028	2,795	2,830
6.45%, 09/15/2036	274	281
6.60%, 03/15/2046	98	104
6.63%, 09/01/2030	2,973	3,062
6.95%, 07/01/2024	421	433
7.15%, 05/15/2028	675	702
7.50%, 05/01/2031	1,503	1,616
7.88%, 09/15/2031	500	549
8.00%, 07/15/2025	128	135
8.88%, 07/15/2030	2,081	2,389
Parkland Corp., (Canada), 4.50%, 10/01/2029 (e)	2,925	2,372
4.63%, 05/01/2030 (e)	500	406
5.88%, 07/15/2027 (e)	1,116	1,013
Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2027 (e)	223	220
PDC Energy, Inc., 5.75%, 05/15/2026	85	79
6.13%, 09/15/2024	240	239
Petroleos Mexicanos, (Mexico), 6.88%, 08/04/2026	253	228
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	600	537
Range Resources Corp., 4.75%, 02/15/2030 (e)	900	807
4.88%, 05/15/2025	1,251	1,220
5.00%, 03/15/2023	1,802	1,789
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR100	89
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)	2,469	2,247
SM Energy Co., 5.63%, 06/01/2025	400	378
6.50%, 07/15/2028	1,441	1,325
6.63%, 01/15/2027	40	37
6.75%, 09/15/2026	1,210	1,142
Southwestern Energy Co., 4.75%, 02/01/2032	1,310	1,117
5.38%, 02/01/2029	1,101	1,021
5.38%, 03/15/2030	4,825	4,451
5.95%, 01/23/2025	3	3
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026	145	162
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	1,500	1,237
4.50%, 04/30/2030 (e)	1,275	1,029
5.88%, 03/15/2028	1,120	1,021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Tap Rock Resources LLC, 7.00%, 10/01/2026 (e)		3,820	3,607
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		200	170
Transocean, Inc., (Cayman Islands), 7.25%, 11/01/2025 (e)		225	167
11.50%, 01/30/2027 (e)		400	375
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	200	157
Valero Energy Corp., 2.85%, 04/15/2025		40	39
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	176

			163,857

Oil & Gas Services — 0.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2028 (e)		3,012	2,666
6.88%, 04/01/2027 (e)		2,184	1,991
Oceaneering International, Inc., 4.65%, 11/15/2024		257	238
Saipem Finance International BV, (Netherlands), Reg. S, 2.63%, 01/07/2025	EUR	100	87
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/2026		1,643	1,494
6.88%, 09/01/2027		1,987	1,764
Weatherford International Ltd., (Bermuda), 6.50%, 09/15/2028 (e)		98	88
8.63%, 04/30/2030 (e)		101	84
11.00%, 12/01/2024 (e)		93	93

			8,505

Pipelines — 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (e)		3,541	3,171
5.75%, 03/01/2027 (e)		2,484	2,310
5.75%, 01/15/2028 (e)		1,646	1,499
7.88%, 05/15/2026 (e)		450	449
Buckeye Partners LP,
3.95%, 12/01/2026		178	156
5.60%, 10/15/2044		46	32
5.85%, 11/15/2043		17	12
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025		1,000	1,024
Cheniere Energy Partners LP, 3.25%, 01/31/2032 (e)		5,332	4,199
4.00%, 03/01/2031		3,794	3,226
4.50%, 10/01/2029		701	626
Cheniere Energy, Inc., 4.63%, 10/15/2028		12,294	11,072
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)		1,090	916

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	5,092	4,320
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 05/01/2027 (e)	62	55
6.00%, 02/01/2029 (e)	231	201
8.00%, 04/01/2029 (e)	104	97
DCP Midstream Operating LP, 5.60%, 04/01/2044	258	209
6.45%, 11/03/2036 (e)	610	598
6.75%, 09/15/2037 (e)	260	247
DT Midstream, Inc., 4.13%, 06/15/2029 (e)	2,939	2,483
4.38%, 06/15/2031 (e)	244	204
Energy Transfer LP, 4.25%, 03/15/2023	276	276
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	639	565
EnLink Midstream LLC, 5.38%, 06/01/2029	726	635
5.63%, 01/15/2028 (e)	1,908	1,751
EnLink Midstream Partners LP, 4.15%, 06/01/2025	241	222
4.40%, 04/01/2024	94	91
4.85%, 07/15/2026	1,139	1,051
5.05%, 04/01/2045	14	9
5.45%, 06/01/2047	1,586	1,123
5.60%, 04/01/2044	113	80
EQM Midstream Partners LP, 4.50%, 01/15/2029 (e)	11	9
4.75%, 01/15/2031 (e)	325	259
6.00%, 07/01/2025 (e)	119	114
6.50%, 07/01/2027 (e)	1,343	1,249
7.50%, 06/01/2027 (e)	225	217
7.50%, 06/01/2030 (e)	1,025	985
Global Partners LP / GLP Finance Corp., 6.88%, 01/15/2029	1,050	888
7.00%, 08/01/2027	600	540
Hess Midstream Operations LP, 4.25%, 02/15/2030 (e)	1,110	930
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,278	1,822
Kinetik Holdings LP, 5.88%, 06/15/2030 (e)	488	465
MPLX LP, 4.95%, 03/14/2052	504	440
New Fortress Energy, Inc., 6.50%, 09/30/2026 (e)	4,271	3,866
6.75%, 09/15/2025 (e)	5,646	5,336
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)	1,681	1,513
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023	420	431
NuStar Logistics LP, 5.75%, 10/01/2025	32	30
6.00%, 06/01/2026	1,116	1,044
6.38%, 10/01/2030	13	11
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 (e)	50	45
7.50%, 07/15/2038 (e)	3,500	3,080

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023		354	357
5.75%, 05/15/2024		371	379
5.88%, 06/30/2026		500	518
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (e)		3,225	2,746
6.00%, 03/01/2027 (e)		836	746
6.00%, 12/31/2030 (e)		1,983	1,646
6.00%, 09/01/2031 (e)		190	157
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027		244	249
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (e)		6,068	5,308
3.88%, 11/01/2033 (e)		4,986	4,114
4.13%, 08/15/2031 (e)		2,429	2,082
Western Midstream Operating LP, 4.55%, 02/01/2030		1,600	1,384
5.30%, 03/01/2048		624	503
5.45%, 04/01/2044		190	158
5.50%, 08/15/2048		463	377
5.75%, 02/01/2050		4,725	3,798

			90,705

Total Energy			318,000

Financial — 14.0%
Banks — 3.4%
ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)		700	697
AIB Group plc, (Ireland), (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		483	474
Australia & New Zealand Banking Group Ltd., (Australia), 4.40%, 05/19/2026 (e)		264	261
Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.04%), 6.00%, 03/29/2024 (x) (aa)	EUR	400	393
Bangkok Bank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		11,200	9,816
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		25,550	23,134
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/2023 (aa)		831	831
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	652
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,000	995
Series L, 3.95%, 04/21/2025		552	545
Bank of East Asia Ltd. (The), (Hong Kong), Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		4,700	4,556

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	211

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc, (Ireland), 4.50%, 11/25/2023 (e)		500	499
Bank of Montreal, (Canada), 3.70%, 06/07/2025		541	537
BankUnited, Inc., 4.88%, 11/17/2025		544	550
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	355
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		415	409
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/2024 (aa)		200	200
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	357
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	196
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		1,045	1,045
BPCE SA, (France), 4.50%, 03/15/2025 (e)		200	196
4.88%, 04/01/2026 (e)		200	197
5.15%, 07/21/2024 (e)		1,335	1,336
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)		1,178	1,178
3.70%, 01/12/2026		608	596
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		243	242
Series W, (CMT Index 5 Year + 3.60%), 4.00%, 12/10/2025 (x) (aa)		185	160
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	12
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	400	378
Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)		450	442
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	203
Credit Suisse Group AG, (Switzerland),
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023 (e) (aa)		600	596
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)		1,100	1,090
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.46%), 6.25%, 12/18/2024 (x) (aa)		200	182
(CMT Index 5 Year + 4.82%), 6.38%, 08/21/2026 (e) (x) (aa)		369	305
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		1,172	1,157
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Deutsche Bank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	400	383
Development Bank of the Philippines, (Philippines), Reg. S, 2.38%, 03/11/2031		1,383	1,082
Discover Bank, 4.25%, 03/13/2026		250	244
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)		1,008	786
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.54%), 0.63%, 11/17/2023 (aa)		221	219
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		700	623
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	504
(ICE LIBOR USD 3 Month + 0.99%), 2.91%, 07/24/2023 (aa)		321	321
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		316	307
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	397
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.53%), 0.73%, 08/17/2024 (aa)		416	399
4.25%, 03/14/2024		352	349
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	154
Huntington National Bank (The), (United States SOFR + 1.21%), 4.01%, 05/16/2025 (aa)		250	250
Industrial & Commercial Bank of China Ltd., (China), Reg. S, (CMT Index 5 Year + 2.37%), 3.20%, 09/24/2026 (x) (aa)		7,800	7,393
ING Groep NV, (Netherlands), Reg. S, (USD ICE Swap Rate 5 Year + 1.94%), 4.70%, 03/22/2028 (aa)		614	610
Intesa Sanpaolo SpA, (Italy), 3.38%, 01/12/2023 (e)		367	365
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		2,045	1,501
5.02%, 06/26/2024 (e)		672	642
Reg. S, (EUR Swap Rate 5 Year + 7.19%), 7.75%, 01/11/2027 (x) (aa)	EUR	300	298
Kasikornbank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.70%), 3.34%, 10/02/2031 (aa)		8,700	7,815
Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		16,500	15,304
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025		468	459
M&T Bank Corp., 3.65%, 12/06/2022		288	288
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		284	284
Morgan Stanley,
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)		500	473

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		390	385
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		498	497
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023		2,750	2,770
Santander UK Group Holdings plc, (United Kingdom),
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	187
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/2024 (aa)		1,702	1,694
4.75%, 09/15/2025 (e)		200	198
Shinhan Financial Group Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 2.06%), 2.88%, 05/12/2026 (x) (aa)		3,200	2,832
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (aa)		421	418
5.20%, 01/26/2024 (e)		585	591
Synovus Financial Corp., 3.13%, 11/01/2022		549	548
UBS AG, (Switzerland), 7.63%, 08/17/2022		2,000	2,006
UBS Group AG, (Switzerland),
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		200	146
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		208	208
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	193
7.83%, 12/04/2023 (e)		350	362
Wells Fargo & Co., Series BB, (CMT Index 5 Year + 3.45%), 3.90%, 03/15/2026 (x) (aa)		259	220

			110,615

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 2.88%, 08/14/2024		336	320
3.50%, 01/15/2025		347	332
Air Lease Corp., 3.00%, 09/15/2023		320	313
Aircastle Ltd., (Bermuda), 4.40%, 09/25/2023		448	442
Ally Financial, Inc., 1.45%, 10/02/2023		80	77
5.13%, 09/30/2024		250	253
5.75%, 11/20/2025		414	408
American Express Co., (CMT Index 5 Year + 2.85%), 3.55%, 09/15/2026 (x) (aa)		760	618
Aviation Capital Group LLC, 5.50%, 12/15/2024 (e)		300	298
Avolon Holdings Funding Ltd., (Cayman Islands), 4.25%, 04/15/2026 (e)		439	407

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
BOC Aviation Ltd., (Singapore),
Reg. S, 3.25%, 04/29/2025		600	585
3.88%, 04/27/2026 (e)		1,100	1,082
Bread Financial Holdings, Inc., 4.75%, 12/15/2024 (e)		1,873	1,716
Capital One Financial Corp., (United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		260	256
Castlelake Aviation Finance DAC, (Ireland), 5.00%, 04/15/2027 (e)		275	228
Charles Schwab Corp. (The), Series H, (CMT Index 10 Year + 3.08%), 4.00%, 12/01/2030 (x) (aa)		1,868	1,427
Citigroup Global Markets Holdings, Inc., 0.75%, 06/07/2024		874	821
doValue SpA, (Italy), Reg. S, 5.00%, 08/04/2025	EUR	100	100
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	229
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,212	1,143
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	200	228
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 6.75%, 11/01/2025	EUR	300	279
Reg. S, 7.75%, 11/01/2025	GBP	100	109
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		157	119
goeasy Ltd., (Canada), 5.38%, 12/01/2024 (e)		800	734
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		1,474	1,017
Intrum AB, (Sweden),
Reg. S, 3.50%, 07/15/2026	EUR	300	262
Reg. S, 4.88%, 08/15/2025	EUR	200	190
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,990	3,282
Jerrold Finco plc, (United Kingdom), Reg. S, 4.88%, 01/15/2026	GBP	100	107
King Talent Management Ltd., (Cayman Islands), Reg. S, (CMT Index 5 Year + 3.52%), 5.60%, 12/04/2022 (x) (aa)		1,500	1,427
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,593	961
6.50%, 11/01/2025 (e)		1,110	755
LFS Topco LLC, 5.88%, 10/15/2026 (e)		625	494
Lincoln Financing Sarl, (Luxembourg), Reg. S, 3.63%, 04/01/2024	EUR	100	101
LPL Holdings, Inc., 4.00%, 03/15/2029 (e)		2,825	2,417
4.38%, 05/15/2031 (e)		500	427
Muthoot Finance Ltd., (India), Reg. S, 4.40%, 09/02/2023		12,200	11,834
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030 (e)		2,266	1,694

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	213

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
5.50%, 08/15/2028 (e)		3,505	2,812
6.00%, 01/15/2027 (e)		1,000	868
Navient Corp., 5.50%, 03/15/2029		3,885	2,995
5.88%, 10/25/2024		190	175
6.13%, 03/25/2024		399	378
7.25%, 09/25/2023		161	159
NFP Corp., 4.88%, 08/15/2028 (e)		2,303	1,973
6.88%, 08/15/2028 (e)		7,945	6,610
OneMain Finance Corp., 3.50%, 01/15/2027		1,301	1,041
3.88%, 09/15/2028		250	191
4.00%, 09/15/2030		3,209	2,376
5.38%, 11/15/2029		1,706	1,380
6.13%, 03/15/2024		171	163
6.63%, 01/15/2028		255	228
6.88%, 03/15/2025		9,877	9,334
7.13%, 03/15/2026		564	523
8.25%, 10/01/2023		155	155
Park Aerospace Holdings Ltd., (Cayman Islands), 4.50%, 03/15/2023 (e)		765	762
5.50%, 02/15/2024 (e)		250	248
PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (e)		925	680
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026 (e)		3,078	2,544
4.00%, 10/15/2033 (e)		1,505	1,068
Sherwood Financing plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 4.63%), 4.63%, 11/15/2027 (aa)	EUR	100	95
Reg. S, 6.00%, 11/15/2026	GBP	200	195
Shriram Transport Finance Co. Ltd., (India),
Reg. S, 5.10%, 07/16/2023		16,600	15,895
Reg. S, 5.95%, 10/24/2022		200	197
SLM Corp., 3.13%, 11/02/2026		61	49
VistaJet Malta Finance PLC / XO Management Holding, Inc., (Multinational), 6.38%, 02/01/2030 (e)		650	520
7.88%, 05/01/2027 (e)		2,928	2,584

			93,690

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		98	77
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.25%, 10/15/2027 (e)		5,451	4,718
5.88%, 11/01/2029 (e)		4,626	3,839
6.75%, 10/15/2027 (e)		2,500	2,218
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		1,652	1,353
Aon Corp., 8.21%, 01/01/2027		269	285

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		875	685
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	254
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	359
F&G Global Funding, 1.75%, 06/30/2026 (e)		220	195
2.30%, 04/11/2027 (e)		444	397
GA Global Funding Trust, 0.80%, 09/13/2024 (e)		336	308
3.85%, 04/11/2025 (e)		483	474
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	300	334
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		1,684	1,577
HUB International Ltd., 5.63%, 12/01/2029 (e)		60	49
7.00%, 05/01/2026 (e)		3,873	3,654
Liberty Mutual Group, Inc., Reg. S, (EUR Swap Rate 5 Year + 3.70%), 3.63%, 05/23/2059 (aa)	EUR	100	94
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)		2,400	2,153
ZhongAn Online P&C Insurance Co. Ltd., (China), Reg. S, 3.13%, 07/16/2025		2,900	2,645

			25,668

Investment Companies — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,074	886
Huarong Finance 2019 Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 05/29/2029		13,200	10,956
Huarong Finance II Co. Ltd., (British Virgin Islands), Reg. S, 5.00%, 11/19/2025		9,700	9,142
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029		4,025	3,236
5.25%, 05/15/2027		3,692	3,270
6.25%, 05/15/2026		88	82
OWL Rock Core Income Corp., 5.50%, 03/21/2025 (e)		195	188

			27,760

Real Estate — 4.3%
ADLER Group SA, (Luxembourg),
Reg. S, 2.75%, 11/13/2026	EUR	200	105
Reg. S, 3.25%, 08/05/2025	EUR	100	56
Agile Group Holdings Ltd., (Cayman Islands), Reg. S, 5.75%, 01/02/2025		9,200	3,082
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.98%), 3.38%, 09/23/2024 (x) (aa)	EUR	200	155

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
Central China Real Estate Ltd., (Cayman Islands), Reg. S, 7.65%, 08/27/2023		750	327
China SCE Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 09/29/2024		10,050	2,915
Reg. S, 6.00%, 02/04/2026		4,300	1,161
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026		21,850	12,272
Reg. S, 6.00%, 07/16/2025		5,500	3,275
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026		1,500	693
Reg. S, 3.88%, 10/22/2030		3,000	1,245
Reg. S, 5.13%, 01/14/2027		2,400	1,049
Reg. S, 7.25%, 04/08/2026		7,800	4,216
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		2,177	2,022
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	70
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		5,405	4,533
Gemdale Ever Prosperity Investment Ltd., (Hong Kong), Reg. S, 4.95%, 08/12/2024		3,000	2,426
Global Prime Capital Pte Ltd., (Singapore), Reg. S, 5.95%, 01/23/2025		1,800	1,705
Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/22/2025		8,700	2,353
Greentown China Holdings Ltd., (Cayman Islands), Reg. S, 4.70%, 04/29/2025		2,300	1,817
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		600	568
Heimstaden Bostad AB, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	300	157
Howard Hughes Corp. (The), 4.13%, 02/01/2029 (e)		706	544
4.38%, 02/01/2031 (e)		2,433	1,803
5.38%, 08/01/2028 (e)		4,600	3,853
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		3,325	2,826
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025		16,700	3,258
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.80%, 12/15/2024		3,700	1,999
Reg. S, 6.80%, 08/05/2023		9,500	6,422
NWD Finance BVI Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		24,800	23,498
Powerlong Real Estate Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/30/2025		9,900	1,485
Reg. S, 6.25%, 08/10/2024		800	136

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 04/15/2030 (e)		1,005	744
5.75%, 01/15/2029 (e)		2,600	1,971
RKPF Overseas 2019 A Ltd., (British Virgin Islands), Reg. S, 6.00%, 09/04/2025		2,900	1,413
RKPF Overseas 2020 A Ltd., (British Virgin Islands), Reg. S, 5.13%, 07/26/2026		15,250	7,066
Seazen Group Ltd., (Cayman Islands), Reg. S, 6.15%, 04/15/2023		1,000	737
Sunac China Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/26/2024 (d)		1,500	218
Reg. S, 6.50%, 07/09/2023 (d)		9,400	1,363
Reg. S, 6.80%, 10/20/2024 (d)		17,500	2,451
Reg. S, 7.95%, 10/11/2023 (d)		2,000	290
Times China Holdings Ltd., (Cayman Islands),
Reg. S, 5.55%, 06/04/2024		8,800	1,395
Reg. S, 6.60%, 03/02/2023		1,200	216
Vivion Investments Sarl, (Luxembourg), Reg. S, 3.50%, 11/01/2025	EUR	200	177
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		11,000	10,628
Wanda Group Overseas Ltd., (Hong Kong), Reg. S, 7.50%, 07/24/2022		9,800	9,565
WeWork Cos. LLC / WW Co-Obligor, Inc., 5.00%, 07/10/2025 (e)		167	108
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		11,100	8,393

			138,761

REITS — 1.8%
American Tower Corp., 3.65%, 03/15/2027		414	394
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	54
Diversified Healthcare Trust, 4.38%, 03/01/2031		3,325	2,261
4.75%, 05/01/2024		250	224
4.75%, 02/15/2028		1,750	1,288
9.75%, 06/15/2025		2,433	2,400
EPR Properties, 4.75%, 12/15/2026		305	287
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/2025		139	136
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)		1,380	1,187
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		1,149	926
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	300	326
Iron Mountain, Inc., 5.25%, 07/15/2030 (e)		349	303
Kite Realty Group Trust, 4.00%, 03/15/2025		91	89
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (e)		19	15

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	215

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
REITS — continued
LMIRT Capital Pte Ltd., (Singapore), Reg. S, 7.25%, 06/19/2024	6,100	5,432
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	8,073	6,297
4.63%, 08/01/2029	1,849	1,622
5.00%, 10/15/2027	1,669	1,527
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 06/01/2025 (e)	4,305	4,296
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/2027	4,366	3,878
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)	159	130
SBA Communications Corp., 3.13%, 02/01/2029	90	74
3.88%, 02/15/2027	3,200	2,916
Service Properties Trust, 7.50%, 09/15/2025	4	4
SL Green Operating Partnership LP, 3.25%, 10/15/2022	560	559
Starwood Property Trust, Inc., 3.75%, 12/31/2024 (e)	175	159
5.50%, 11/01/2023 (e)	2	2
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (e)	525	365
7.88%, 02/15/2025 (e)	8,695	8,391
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 04/15/2028 (e)	1,956	1,600
6.50%, 02/15/2029 (e)	2,660	1,949
VICI Properties LP, 5.63%, 05/15/2052	714	650
VICI Properties LP / VICI Note Co., Inc., 3.50%, 02/15/2025 (e)	230	215
3.75%, 02/15/2027 (e)	105	93
4.50%, 09/01/2026 (e)	2,000	1,840
4.63%, 06/15/2025 (e)	471	448
5.63%, 05/01/2024 (e)	230	227
5.75%, 02/01/2027 (e)	4,538	4,306
Vornado Realty LP, 3.50%, 01/15/2025	219	212
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)	961	928

		58,010

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 03/08/2024 (e) (aa)	200	200
4.00%, 09/14/2026 (e)	394	380

		580

Total Financial		455,084

Government — 0.7%
Sovereign — 0.7%
1MDB Global Investments Ltd., (British Virgin Islands), Reg. S, 4.40%, 03/09/2023	23,100	22,396

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial — 7.4%
Aerospace/Defense — 2.0%
Boeing Co. (The), 5.93%, 05/01/2060		6,920	6,337
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		5,006	3,752
7.13%, 06/15/2026 (e)		5,283	4,306
7.45%, 05/01/2034 (e)		151	113
7.50%, 12/01/2024 (e)		2,296	2,158
7.50%, 03/15/2025 (e)		2,200	1,988
7.88%, 04/15/2027 (e)		15,372	12,666
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	304
4.13%, 04/15/2029 (e)		2,146	1,883
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		256	205
Howmet Aerospace, Inc., 6.88%, 05/01/2025		83	85
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		364	322
5.75%, 10/15/2027 (e)		4,023	3,626
Spirit AeroSystems, Inc., 7.50%, 04/15/2025 (e)		586	544
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		1,500	1,399
TransDigm, Inc., 4.63%, 01/15/2029		3,809	3,077
4.88%, 05/01/2029		1,500	1,221
5.50%, 11/15/2027		400	338
6.25%, 03/15/2026 (e)		20,097	19,388
7.50%, 03/15/2027		1,451	1,369
8.00%, 12/15/2025 (e)		687	695
Triumph Group, Inc., 8.88%, 06/01/2024 (e)		438	441

			66,217

Building Materials — 0.8%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		515	331
CP Atlas Buyer, Inc., 7.00%, 12/01/2028 (e)		54	39
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	1,866
Griffon Corp., 5.75%, 03/01/2028		880	799
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	200	185
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,290	1,096
Masonite International Corp., (Canada), 3.50%, 02/15/2030 (e)		572	455
5.38%, 02/01/2028 (e)		1,700	1,539
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		2,025	1,630
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (e)		381	326
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	200	165

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (e)		5,266	4,424
Standard Industries, Inc., 3.38%, 01/15/2031 (e)		4,031	2,977
4.38%, 07/15/2030 (e)		5,532	4,364
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (e)		321	280
6.50%, 03/15/2027 (e)		900	868
UltraTech Cement Ltd., (India), Reg. S, 2.80%, 02/16/2031		1,200	953
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		6,200	4,945

			27,242

Electrical Components & Equipments — 0.2%
Energizer Holdings, Inc., 4.38%, 03/31/2029 (e)		500	384
4.75%, 06/15/2028 (e)		500	397
6.50%, 12/31/2027 (e)		821	719
EnerSys, 4.38%, 12/15/2027 (e)		560	493
WESCO Distribution, Inc., 7.13%, 06/15/2025 (e)		1,805	1,794
7.25%, 06/15/2028 (e)		3,571	3,532

			7,319

Electronics — 0.6%
AAC Technologies Holdings, Inc., (Cayman Islands), Reg. S, 3.00%, 11/27/2024		8,800	8,211
II-VI, Inc., 5.00%, 12/15/2029 (e)		3,953	3,449
Imola Merger Corp., 4.75%, 05/15/2029 (e)		2,290	1,916
Likewize Corp., 9.75%, 10/15/2025 (e)		2,330	2,205
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		74	63
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		547	438
4.38%, 02/15/2030 (e)		4,101	3,484

			19,766

Engineering & Construction — 0.9%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	251
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,267	1,066
Artera Services LLC, 9.03%, 12/04/2025 (e)		1,311	1,056
Celestial Miles Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 8.21%), 5.75%, 01/31/2024 (x) (aa)		13,800	13,821
Cellnex Telecom SA, (Spain), Reg. S, 1.00%, 04/20/2027	EUR	100	86
Fluor Corp., 3.50%, 12/15/2024		172	165

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
GMR Hyderabad International Airport Ltd., (India),
Reg. S, 4.25%, 10/27/2027		3,100	2,598
Reg. S, 4.75%, 02/02/2026		9,500	8,602
Heathrow Finance plc, (United Kingdom), Reg. S, 6.25%, 03/03/2025	GBP	300	352
TopBuild Corp., 3.63%, 03/15/2029 (e)		500	394

			28,391

Environmental Control — 0.4%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		1,116	1,021
5.13%, 07/15/2029 (e)		113	103
Covanta Holding Corp., 4.88%, 12/01/2029 (e)		1,606	1,308
5.00%, 09/01/2030		9	7
GFL Environmental, Inc., (Canada), 3.50%, 09/01/2028 (e)		356	305
4.00%, 08/01/2028 (e)		4,194	3,460
4.38%, 08/15/2029 (e)		1,856	1,494
4.75%, 06/15/2029 (e)		586	485
5.13%, 12/15/2026 (e)		1,907	1,812
Madison IAQ LLC, 5.88%, 06/30/2029 (e)		216	163
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028	EUR	200	163
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		2,655	2,358

			12,679

Hand/Machine Tools — 0.0% (g)
IMA Industria Macchine Automatiche SpA, (Italy), Reg. S, 3.75%, 01/15/2028	EUR	300	252

Machinery — Construction & Mining — 0.2%
Terex Corp., 5.00%, 05/15/2029 (e)		3,817	3,244
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,772	3,063

			6,307

Machinery — Diversified — 0.5%
ATS Automation Tooling Systems, Inc., (Canada), 4.13%, 12/15/2028 (e)		114	95
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		2,469	1,999
Granite US Holdings Corp., 11.00%, 10/01/2027 (e)		155	146
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	118
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		3,396	3,243
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	226
Renk AG / Frankfurt am Main, (Germany), Reg. S, 5.75%, 07/15/2025	EUR	300	286
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		3,995	3,672

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	217

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Machinery — Diversified — continued
TK Elevator Holdco GmbH, (Germany), 7.63%, 07/15/2028 (e)		2,487	2,232
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	200	181
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		5,639	5,028
Westinghouse Air Brake Technologies Corp., 4.38%, 08/15/2023		200	200

			17,426

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (e)		2,991	2,925
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		500	425
Vallourec SA, (France), Series REGS, Reg. S, 8.50%, 06/30/2026	EUR	200	195

			3,545

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		3,361	2,865
5.63%, 07/01/2027 (e)		122	115
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		2,236	2,074
Parker-Hannifin Corp., 3.65%, 06/15/2024		313	312

			5,366

Packaging & Containers — 1.3%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		3,356	2,467
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	200	165
Reg. S, 3.00%, 09/01/2029	EUR	200	156
3.25%, 09/01/2028 (e)		200	171
4.00%, 09/01/2029 (e)		7,200	5,753
6.00%, 06/15/2027 (e)		1,492	1,473
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational), 5.25%, 08/15/2027 (e)		1,348	944
4.13%, 08/15/2026 (e)		482	409
5.25%, 04/30/2025 (e)		300	277
Ball Corp., 2.88%, 08/15/2030		118	95
3.13%, 09/15/2031		1,316	1,058
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029 (e)		2,376	2,235
8.75%, 04/15/2030 (e)		2,716	2,332
Crown Americas LLC, 5.25%, 04/01/2030 (e)		422	395
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,375	1,103

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	200	170
4.75%, 07/15/2027 (e)		1,059	1,000
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		475	418
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		2,814	2,329
Iris Escrow Issuer Corp., 10.00%, 12/15/2028 (e)		1,700	1,326
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	300	256
LABL, Inc., 5.88%, 11/01/2028 (e)		2,552	2,060
6.75%, 07/15/2026 (e)		2,525	2,274
8.25%, 11/01/2029 (e)		1,050	793
10.50%, 07/15/2027 (e)		325	283
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (e)		141	135
OI European Group BV, (Netherlands),
Reg. S, 2.88%, 02/15/2025	EUR	200	190
4.75%, 02/15/2030 (e)		300	251
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (e)		529	494
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	744
Sealed Air Corp., 4.00%, 12/01/2027 (e)		89	80
Silgan Holdings, Inc., 4.13%, 02/01/2028		93	83
Trident TPI Holdings, Inc., 9.25%, 08/01/2024 (e)		1,400	1,281
TriMas Corp., 4.13%, 04/15/2029 (e)		2,625	2,241
Trivium Packaging Finance BV, (Netherlands), 5.50%, 08/15/2026 (e)		2,436	2,291
8.50%, 08/15/2027 (e)		5,886	5,519
Verallia SA, (France), Reg. S, 1.88%, 11/10/2031	EUR	200	156

			43,407

Transportation — 0.1%
CMA CGM SA, (France), Reg. S, 7.50%, 01/15/2026	EUR	300	321
Getlink SE, (France), Reg. S, 3.50%, 10/30/2025	EUR	300	300
Misc Capital Two Labuan Ltd., (Malaysia), Reg. S, 3.75%, 04/06/2027		1,800	1,693
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	200	146
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		70	56

			2,516

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028 (e)		2,773	2,290
6.50%, 10/01/2025 (e)		167	157

			2,447

Total Industrial			242,880

Technology — 2.6%
Computers — 0.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		249	220
4.00%, 07/01/2029 (e)		625	554
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		2,726	2,363
Reg. S, 5.38%, 10/31/2026		12,400	10,746
Centurion Bidco SpA, (Italy), Reg. S, 5.88%, 09/30/2026	EUR	300	275
Condor Merger Sub, Inc., 7.38%, 02/15/2030 (e)		5,264	4,300
Dell International LLC / EMC Corp., 6.02%, 06/15/2026		407	423
KBR, Inc., 4.75%, 09/30/2028 (e)		306	270
NCR Corp., 5.00%, 10/01/2028 (e)		1,289	1,092
5.13%, 04/15/2029 (e)		2,871	2,428
5.25%, 10/01/2030 (e)		1,052	907
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		3,199	3,009

			26,587

Semiconductors — 0.2%
Entegris Escrow Corp., 4.75%, 04/15/2029 (e)		4,947	4,613
Entegris, Inc., 3.63%, 05/01/2029 (e)		150	125
4.38%, 04/15/2028 (e)		204	180
Microchip Technology, Inc., 4.25%, 09/01/2025		723	705
4.33%, 06/01/2023		438	438
Qorvo, Inc., 1.75%, 12/15/2024 (e)		78	73
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		731	658
Synaptics, Inc., 4.00%, 06/15/2029 (e)		615	499

			7,291

Software — 1.6%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		4,272	3,695
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	500	490
7.13%, 10/02/2025 (e)		5,795	5,506
9.13%, 03/01/2026 (e)		559	524
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		1,900	1,733
Central Parent, Inc. / Central Merger Sub, Inc., 7.25%, 06/15/2029 (e)		2,403	2,321

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)	1,870	1,828
Clarivate Science Holdings Corp., 3.88%, 07/01/2028 (e)	6,516	5,448
4.88%, 07/01/2029 (e)	775	636
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)	60	50
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)	3,815	3,295
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)	1,576	1,316
Fair Isaac Corp., 4.00%, 06/15/2028 (e)	1,249	1,105
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (e)	699	561
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)	2,265	1,804
Minerva Merger Sub, Inc., 6.50%, 02/15/2030 (e)	3,874	3,215
MSCI, Inc., 3.25%, 08/15/2033 (e)	71	57
3.63%, 09/01/2030 (e)	344	287
3.88%, 02/15/2031 (e)	1,542	1,318
Open Text Corp., (Canada), 3.88%, 02/15/2028 (e)	42	37
3.88%, 12/01/2029 (e)	541	461
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)	1,504	1,301
Oracle Corp., 2.50%, 04/01/2025	520	494
2.65%, 07/15/2026	130	120
Playtika Holding Corp., 4.25%, 03/15/2029 (e)	2,091	1,725
PTC, Inc., 3.63%, 02/15/2025 (e)	1,832	1,732
Rackspace Technology Global, Inc., 3.50%, 02/15/2028 (e)	375	294
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)	4,240	3,954
Twilio, Inc., 3.88%, 03/15/2031	2,204	1,813
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)	535	398
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)	6,203	5,231

		52,749

Total Technology		86,627

Utilities — 3.8%
Electric — 3.6%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)	5,400	4,563
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024	700	629
AES Corp. (The), 3.30%, 07/15/2025 (e)	527	494
Alexander Funding Trust, 1.84%, 11/15/2023 (e)	777	743

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	219

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Calpine Corp., 3.75%, 03/01/2031 (e)		6,228	5,035
4.50%, 02/15/2028 (e)		1,273	1,155
4.63%, 02/01/2029 (e)		4,200	3,495
5.00%, 02/01/2031 (e)		2,225	1,802
5.13%, 03/15/2028 (e)		9,392	8,335
5.25%, 06/01/2026 (e)		164	156
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		9,200	8,523
Clearway Energy Operating LLC, 3.75%, 01/15/2032 (e)		346	274
4.75%, 03/15/2028 (e)		1,556	1,399
Comision Federal de Electricidad, (Mexico), 4.88%, 01/15/2024 (e)		300	298
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		792	643
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		329	262
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	400	272
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	300	322
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		424	391
FirstEnergy Corp., 2.05%, 03/01/2025		480	440
2.65%, 03/01/2030		1,308	1,079
Series B, 2.25%, 09/01/2030		24	19
Series C, 3.40%, 03/01/2050		3,785	2,566
FirstEnergy Transmission LLC, 4.55%, 04/01/2049 (e)		640	518
5.45%, 07/15/2044 (e)		985	920
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)		562	566
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		4,416	3,514
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		3,400	3,046
Mong Duong Finance Holdings BV, (Netherlands), Reg. S, 5.13%, 05/07/2029		6,639	5,344
Naturgy Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	400	324
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.27%), 1.77%, 02/22/2023 (aa)		400	397
NRG Energy, Inc., 3.63%, 02/15/2031 (e)		5,313	4,165
3.88%, 02/15/2032 (e)		838	666
5.25%, 06/15/2029 (e)		2,679	2,391
5.75%, 01/15/2028		1,325	1,217
6.63%, 01/15/2027		538	527

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Pacific Gas and Electric Co., 3.15%, 01/01/2026		290	266
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		1,097	961
PG&E Corp., 5.00%, 07/01/2028		925	793
5.25%, 07/01/2030		6,311	5,191
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		11,800	9,251
SMC Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		13,000	12,740
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		2,057	1,934
TransAlta Corp., (Canada), 4.50%, 11/15/2022		150	150
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		4,249	3,856
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		2,075	1,997
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		200	193
4.38%, 05/01/2029 (e)		11,869	9,930
4.88%, 05/13/2024 (e)		495	492
5.00%, 07/31/2027 (e)		1,090	988
5.50%, 09/01/2026 (e)		1,260	1,190
5.63%, 02/15/2027 (e)		853	800

			117,222

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025		2,505	2,358
5.88%, 08/20/2026		1,905	1,776
Atmos Energy Corp., (ICE LIBOR USD 3 Month + 0.38%), 2.07%, 03/09/2023 (aa)		388	387
Centrica plc, (United Kingdom), 4.00%, 10/16/2023 (e)		420	421
ONE Gas, Inc., 1.10%, 03/11/2024		500	476

			5,418

Water — 0.0% (g)
Thames Water Kemble Finance plc, (United Kingdom), Reg. S, 4.63%, 05/19/2026	GBP	168	191

Total Utilities			122,831

Total Corporate Bonds (Cost $2,840,689)			2,555,901

Foreign Government Securities — 1.6%
Mongolia Government International Bond, (Mongolia),
Reg. S, 5.13%, 04/07/2026		5,800	5,205
Reg. S, 5.63%, 05/01/2023		1,800	1,771
5.63%, 05/01/2023 (e)		4,200	4,132

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Morocco Government International Bond, (Morocco), 4.25%, 12/11/2022 (e)	450	449
Oman Government International Bond, (Oman), Reg. S, 7.00%, 01/25/2051	1,000	879
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026	17,000	11,471
Reg. S, 6.88%, 12/05/2027	10,900	7,409
Reg. S, 7.38%, 04/08/2031	11,750	7,382
Reg. S, 8.88%, 04/08/2051	1,100	654
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)	2,600	824
6.20%, 05/11/2027 (d) (e)	15,600	4,919
Reg. S, 6.20%, 05/11/2027 (d)	3,800	1,198
Reg. S, 6.75%, 04/18/2028 (d)	4,000	1,261
Reg. S, 6.85%, 03/14/2024 (d)	12,100	3,846

Total Foreign Government Securities (Cost $66,885)		51,400

Municipal Bond — 0.0% (t)
Louisiana — 0.0% (g)
Louisiana Local Government Environmental Facilities & Community Development Authority, Taxable, Louisiana Utilities Restoration Corp., Rev., 3.62%, 02/01/2029 (Cost $204)	204	204

U.S. Treasury Obligations — 3.4%
U.S. Treasury Notes,
2.50%, 05/31/2024	32,890	32,620
2.50%, 03/31/2027 (ee) (ff)	24,000	23,451
2.63%, 05/31/2027	41,765	41,038
2.75%, 04/30/2027	12,520	12,369

Total U.S. Treasury Obligations (Cost $108,903)		109,478

	SHARES
Common Stock — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat SA, (Luxembourg) (a) (bb) (cc) (Cost $4,732)	87	2,359

Preferred Stock — 0.0% (g)
Consumer Cyclical — 0.0% (g)
Retail — 0.0% (g)
Ferrellgas Escrow LLC (a) (bb) (cc) (Cost $2,061)	2	2,125

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — 4.4% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Alpha 3 BV, Initial Dollar Term Loan, (Netherlands), (ICE LIBOR USD 1 Month + 2.50%), 4.17%, 03/18/2028 (u) (aa)	2,413	2,300
ARC Falcon I, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 09/30/2028 (aa)	604	556
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 7.00%, 08/27/2026 (u) (aa)	1,067	1,037
Axalta Coating Systems Dutch Holding B BV, Term B-3 Dollar Loan, (Netherlands), (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 06/01/2024 (u) (aa)	247	241
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 2.58%, 01/17/2023 (f) (aa)	64	64
Nutrition & Biosciences, Inc., 5-year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.63%), 2.96%, 01/17/2025 (f) (aa)	113	112
Sparta U.S. Holdco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 4.62%, 08/02/2028 (u) (aa)	987	940
TPC Group, Inc., DIP Facility, (CME Term SOFR 1 Month + 10.00%), 1.73%, 03/01/2023 (d) (aa)	53	53

Total Basic Materials		5,303

Communications — 1.0%
Advertising — 0.1%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 09/27/2024 (aa)	718	687
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.74%, 08/21/2026 (u) (aa)	3,351	2,869

		3,556

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 4.00%), 6.20%, 02/16/2028 (aa)	178	167
Barracuda Networks, Inc., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.99%, 10/30/2028 (aa)	623	621
CNT Holdings I Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 4.62%, 11/08/2027 (u) (aa)	499	472
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 3 Month + 1.00%), 1.93%, 03/15/2024 (u) (aa)	750	743

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	221

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Internet — continued
MH Sub I LLC, 2020 June New Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 09/13/2024 (aa)	1,386		1,303
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.25%), 7.92%, 02/23/2029 (aa)	109		102
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 09/13/2024 (aa)	—	(h)	—	(h)
Proofpoint, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.82%, 08/31/2028 (u) (aa)	2,024		1,877
Uber Technologies, Inc., 2021 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.07%, 04/04/2025 (u) (aa)	1,081		1,034

			6,319

Media — 0.2%
Charter Communications Operating LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 1.75%), 3.42%, 04/30/2025 (u) (aa)	865		840
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 3 Month + 8.00%), 9.40%, 05/25/2026 (aa)	560		557
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 3.25%), 4.43%, 08/24/2026 (aa)	494		115
DIRECTV Financing LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 6.67%, 08/02/2027 (u) (aa)	3,020		2,772
Nielsen Finance LLC, Class B-4 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.19%, 10/04/2023 (u) (aa)	542		539
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.42%, 03/15/2024 (u) (aa)	79		78

			4,901

Telecommunications — 0.5%
Cincinnati Bell, Inc., Term B-2 Loan, (SOFR 3 Month + 3.25%), 4.88%, 11/22/2028 (u) (aa)	488		463
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 12/11/2026 (u) (aa)	608		558
Delta Topco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 5.84%, 12/01/2027 (u) (aa)	1,866		1,685
Digicel International Finance Limited, Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 05/27/2024 (aa)	386		333

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Intelsat Jackson Holdings S.A., Term B Loan, (Luxembourg), (CME Term SOFR 6 Month + 4.25%), 4.92%, 02/01/2029 (u) (aa)	1,484	1,358
Intrado Corp., Initial Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 10/10/2024 (u) (aa)	3,824	3,235
Intrado Corp., Incremental Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 10/10/2024 (aa)	1,324	1,122
Lumen Technologies, Inc., Term A Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 01/31/2025 (aa)	773	751
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 5.05%, 06/02/2028 (aa)	21	19
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 6.14%, 03/02/2029 (u) (aa)	1,355	1,259
Xplornet Communications, Inc., Refinancing Term Loan (First Lien), (Canada), (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 10/02/2028 (aa)	2,494	2,271
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 03/09/2027 (u) (aa)	3,185	2,927

		15,981

Total Communications		30,757

Consumer Cyclical — 0.5%
Airlines — 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 5.81%, 04/20/2028 (u) (aa)	2,676	2,548
Mileage Plus Holdings LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 5.25%), 7.31%, 06/21/2027 (aa)	830	818
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.39%, 04/21/2028 (aa)	830	769

		4,135

Apparel — 0.1%
Crocs, Inc., Term Loan, (CME Term SOFR 3 Month + 3.50%), 4.62%, 02/20/2029 (u) (aa)	1,523	1,383

Auto Parts & Equipment — 0.0% (g)
Tenneco, Inc., Tranche A Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 09/29/2023 (aa)	1,268	1,243

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Distribution/Wholesale — 0.0% (g)
BCPE Empire Holdings, Inc., Amendment No.3 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.63%), 6.25%, 06/11/2026 (aa)	116	108

Entertainment — 0.0% (g)
Churchill Downs, Inc., Term B Facility Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 12/27/2024 (aa)	997	950
Raptor Acquisition Corp., Term B Loan (First Lien), (Canada), (ICE LIBOR USD 3 Month + 4.00%), 6.10%, 11/01/2026 (aa)	201	189

		1,139

Lodging — 0.1%
Fertitta Entertainment LLC, Initial B Term Loan, (CME Term SOFR 1 Month + 4.00%), 5.53%, 01/27/2029 (u) (aa)	2,089	1,921
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, (Canada), (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 11/30/2023 (u) (aa)	737	728
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 3.37%, 06/22/2026 (u) (aa)	306	294
Resorts World Las Vegas LLC, Term A Facility Loan, (ICE LIBOR USD 1 Month + 1.50%), 3.17%, 04/16/2024 (u) (aa)	500	480

		3,423

Retail — 0.2%
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.49%, 01/31/2028 (aa)	184	160
Great Outdoors Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.75%), 2.37%, 03/06/2028 (u) (aa)	2,500	2,272
IRB Holding Corp., 2022 Replacement Term B Loan, (CME Term SOFR 1 Month + 3.00%), 4.24%, 12/15/2027 (u) (aa)	1,492	1,398
PetSmart LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 02/11/2028 (u) (aa)	202	190
SRS Distribution, Inc., 2022 Refinancing Term Loan, (CME Term SOFR 3 Month + 3.50%), 4.00%, 06/02/2028 (aa)	399	367
Staples, Inc., 2019 Refinancing New Term B-1 Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.29%, 04/16/2026 (u) (aa)	156	135
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (SOFR 1 Month + 3.75%), 5.28%, 10/19/2027 (u) (aa)	1,596	1,466

		5,988

Total Consumer Cyclical		17,419

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Non-cyclical — 0.4%
Beverages — 0.0% (g)
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 8.15%, 01/24/2030 (aa)	111	100
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 5.40%, 01/24/2029 (aa)	838	778

		878

Commercial Services — 0.2%
CoreLogic, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 5.19%, 06/02/2028 (aa)	760	630
Element Materials Technology Group US Holdings, Inc., Delayed Draw Term Loan, (CME Term SOFR 3 Month + 4.25%), 4.61%, 04/12/2029 (u) (aa)	186	178
Element Materials Technology Group US Holdings, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.25%), 5.00%, 04/12/2029 (u) (aa)	402	385
IRI Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 12/01/2025 (u) (aa)	209	206
PECF USS Intermediate Holding III Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 12/15/2028 (aa)	2,175	1,958
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 12/17/2027 (aa)	114	107
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 12/17/2027 (aa)	182	170
Sotheby’s, 2021 Second Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.50%), 5.54%, 01/15/2027 (aa)	495	472
Trans Union LLC, 2019 Replacement Term B-5 Loan, (ICE LIBOR USD 1 Month + 1.75%), 3.42%, 11/16/2026 (u) (aa)	179	169
Verscend Holding Corp., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 08/27/2025 (aa)	2,064	1,971

		6,246

Food — 0.0% (g)
Chobani LLC, 2020 New Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 10/25/2027 (u) (aa)	104	94
JBS USA Lux S.A., New Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 2.00%), 2.80%, 05/01/2026 (u) (aa)	223	214

		308

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	223

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Healthcare — Services — 0.1%
Envision Healthcare Corp., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 10/10/2025 (d) (aa)	427	140
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 11/16/2025 (aa)	192	179
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.00%), 9.88%, 11/01/2029 (aa)	430	396
Phoenix Newco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 11/15/2028 (u) (aa)	993	930
Quorum Health Corp., Term Loan (Exit), (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 04/29/2025 (aa)	611	407
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 01/08/2027 (aa)	290	274

		2,326

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.17%, 03/01/2024 (u) (aa)	229	222
Gainwell Acquisition Corp., Term B Loan (First Lien), ICE LIBOR USD 3 Month + 4.00%), 6.25%, 10/01/2027 (u) (aa)	2,992	2,824

		3,046

Total Consumer Non-cyclical		12,804

Energy — 0.1%
Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC / Aru Finance Corp., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 10.02%, 11/01/2025 (u) (aa)	2,716	2,847

Pipelines — 0.0% (g)
Cheniere Corpus Christi Holdings LLC, Tranche 2, (ICE LIBOR USD 3 Month + 1.75%), 0.00%, 06/30/2024 (u) (aa)	192	191
Freeport LNG investments, LLLP, Initial Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.56%, 12/21/2028 (u) (aa)	1,241	1,069

		1,260

Total Energy		4,107

Financial — 0.4%
Diversified Financial Services — 0.1%
Advisor Group Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.17%, 07/31/2026 (u) (aa)	499	474

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.75%), 8.42%, 04/07/2028 (aa)	763	740
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 5.28%, 04/09/2027 (u) (aa)	696	650
Delos Finance S.a r.l., New Loan (2018), (Luxembourg), (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 10/06/2023 (u) (aa)	337	333
Mercury Borrower, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 08/02/2028 (aa)	533	495
Mercury Borrower, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 08/02/2029 (aa)	668	621

		3,313

Insurance — 0.3%
Alliant Holdings Intermediate LLC, Initial Term Loan (2018), (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 05/09/2025 (u) (aa)	3,392	3,186
AssuredPartners, Inc., 2022 Term Loan, (CME Term SOFR 1 Month + 3.50%), 4.53%, 02/12/2027 (u) (aa)	1,007	937
Asurion LLC, New B-3 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 6.92%, 01/31/2028 (aa)	364	309
Asurion LLC, New B-4 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 6.92%, 01/20/2029 (u) (aa)	1,785	1,508
Asurion LLC, Replacement B-6 Term Loan, (ICE LIBOR USD 1 Month + 3.13%), 2.37%, 11/03/2023 (u) (aa)	2,071	1,986
Hub International Limited, B-3 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.35%, 04/25/2025 (aa)	186	176
Sedgwick Claims Management Services, Inc., 2020 Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 09/03/2026 (u) (aa)	586	564
Sedgwick Claims Management Services, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 12/31/2025 (aa)	319	299

		8,965

REITS — 0.0% (g)
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.00%), 2.60%, 01/31/2025 (aa)	1,552	1,536

Total Financial		13,814

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Government — 0.0% (g)
Regional (State/Province) — 0.0% (g)
Seminole Tribe of Florida, Inc.,The, 2018 Replacement Term B Loan, (ICE LIBOR USD 1 Month + 1.75%), 3.42%, 07/08/2024 (u) (aa)	123	122

Industrial — 0.5%
Aerospace/Defense — 0.1%
COBHAM ULTRA US CO-BORROWER LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/17/2028 (u) (aa)	597	567
Propulsion, Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.00%), 4.50%, 02/10/2029 (u) (aa)	595	562
Sequa Mezzanine Holdings LLC, Extended Term Loan (First Lien), (ICE LIBOR USD 3 Month + 6.75%), 8.30%, 11/28/2023 (aa)	150	149
Spirit Aerosystems, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 01/15/2025 (u) (aa)	980	953

		2,231

Building Materials — 0.1%
Chariot Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/03/2028 (u) (aa)	1,546	1,393

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.40%, 06/21/2024 (aa)	2,113	1,821
Brown Group Holdings LLC, Term Loan B2, (CME Term SOFR 3 Month + 3.75%), 4.25%, 06/08/2029 (u) (aa)	992	951
KKR Apple Bidco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 2.75%), 4.42%, 09/22/2028 (aa)	600	565
KKR Apple Bidco LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 7.42%, 09/21/2029 (aa)	96	91

		3,428

Environmental Control — 0.0% (g)
Filtration Group Corp., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 10/21/2028 (u) (aa)	997	930

Machinery — Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 3.87%, 03/02/2027 (u) (aa)	497	461

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — Diversified — 0.1%
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 03/28/2025 (u) (aa)	3,074	2,812
SPX Flow, Inc., Term Loan, (CME Term SOFR 1 Month + 4.50%), 6.13%, 04/05/2029 (u) (aa)	1,328	1,234

		4,046

Packaging & Containers — 0.1%
Charter Next Generation, Inc., Initial Term Loan (2021) (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 12/01/2027 (u) (aa)	997	937
Clydesdale Acquisition Holdings, Inc., Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 5.88%, 04/13/2029 (u) (aa)	498	465
Mauser Packaging Solutions Holding Co., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 04/03/2024 (u) (aa)	1,811	1,700

		3,102

Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 7.25%, 09/21/2026 (aa)	459	437

Transportation — 0.0% (g)
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 5.72%, 04/06/2028 (aa)	399	360
XPO Logistics, Inc., Refinancing Term Loan (2018), (ICE LIBOR USD 1 Month + 1.75%), 2.87%, 02/24/2025 (u) (aa)	500	476

		836

Trucking & Leasing — 0.0% (g)
Drive Chassis Holdco LLC, 2021 Refinancing Term B Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.74%, 04/10/2026 (u) (aa)	125	123

Total Industrial		16,987

Technology — 1.3%
Computers — 0.3%
Magenta Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 5.00%), 6.23%, 07/27/2028 (aa)	2,456	2,200
Magenta Buyer LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.25%), 9.48%, 07/27/2029 (aa)	491	447
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 4.00%), 5.15%, 03/01/2029 (u) (aa)	2,000	1,815

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	225

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Computers — continued
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 02/01/2028 (u) (aa)	4,229	3,962
Tempo Acquisition LLC, Initial Term B-1 Loan, (CME Term SOFR 1 Month + 3.00%), 4.03%, 08/31/2028 (u) (aa)	489	463

		8,887

Semiconductors — 0.0% (g)
MKS Instruments, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.49%, 10/20/2028 (u) (aa)	383	366

Software — 1.0%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 4.56%, 12/11/2028 (u) (aa)	948	873
Ascend Learning LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.75%), 7.42%, 12/10/2029 (aa)	458	419
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 5.01%, 02/15/2029 (aa)	1,889	1,734
Banff Guarantor, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.50%), 7.17%, 02/27/2026 (u) (aa)	1,695	1,588
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 10/02/2025 (u) (aa)	1,771	1,646
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 10/30/2026 (u) (aa)	1,495	1,407
Central Parent, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 5.25%, 07/06/2029 (u) (aa)	1,208	1,139
Dun & Bradstreet Corp., The, 2022 Incremental Term B-2 Loan, (CME Term SOFR 1 Month + 3.25%), 4.75%, 01/18/2029 (u) (aa)	1,496	1,393
EP Purchaser LLC, Closing Date Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 11/06/2028 (u) (aa)	490	465
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 07/30/2027 (aa)	500	470
Genesys Cloud Services Holdings I LLC, Initial Dollar Term Loan (2020), (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 12/01/2027 (u) (aa)	1,993	1,900
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (CME Term SOFR 3 Month + 3.75%), 5.95%, 03/11/2028 (aa)	407	373

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Misys Limited, Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 4.74%, 06/13/2024 (aa)	2,007	1,805
Misys Limited, Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 8.49%, 06/13/2025 (aa)	670	572
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 1 Month + 7.25%), 8.92%, 12/18/2028 (aa)	180	171
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 06/02/2028 (u) (aa)	1,515	1,396
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 04/26/2024 (aa)	223	213
RealPage, Inc., Initial Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.50%), 8.75%, 04/23/2029 (u) (aa)	1,000	948
RealPage, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 04/24/2028 (u) (aa)	1,927	1,777
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.25%), 6.19%, 07/14/2028 (u) (aa)	2,443	2,262
Sophia, L.P., Term Loan B (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 5.50%, 10/07/2027 (u) (aa)	3,509	3,266
Sovos Compliance LLC, First Lien Delayed Draw Term Loan, (ICE LIBOR USD 12 Month + 4.50%), 6.15%, 08/11/2028 (aa)	94	88
Sovos Compliance LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.50%), 6.17%, 08/11/2028 (aa)	540	507
TIBCO Software, Inc., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 8.31%, 03/03/2028 (aa)	455	445
UKG, Inc., 2021 Incremental Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 5.25%), 6.21%, 05/03/2027 (u) (aa)	1,253	1,153
UKG, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 05/04/2026 (u) (aa)	2,301	2,169
Veritas US, Inc., Dollar Term B-2021 Loan, (ICE LIBOR USD 3 Month + 5.00%), 7.25%, 09/01/2025 (aa)	472	386
VMware, Inc., Three Year Loan, (ICE LIBOR USD 1 Month + 0.75%), 1.87%, 11/01/2024 (u) (aa)	1,598	1,590

		32,155

Total Technology		41,408

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 07/30/2026 (aa)		1,416	543

Total Loan Assignments (Cost $151,617)			143,264

	NUMBER OF RIGHTS
Rights — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings SA, expiring, 12/31/2049 (a) (bb) (cc)		18	—

Total Rights (Cost $–)			—

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
TPC Group, Inc., expiring 12/31/2049 (a) (d) (bb) (cc)		806	—	(h)

Total Warrant (Cost $–(h))			—	(h)

	PRINCIPAL AMOUNT($)
Short-Term Investments — 10.1%
Corporate Bond — 0.1%
Future Diamond Ltd., (British Virgin Islands), Reg. S, 4.25%, 09/22/2022		1,800	1,658

Time Deposits — 8.7%
Barclays SA, 0.91%, 07/01/2022		340	340
BNP Paribas SA,
(1.20%), 07/01/2022	CHF	1	1
0.52%, 07/01/2022	GBP	240	293
0.91%, 07/01/2022		124,001	124,001
Citibank NA,
(0.78%), 07/01/2022	EUR	1,267	1,328
0.91%, 07/01/2022		83,053	83,053
Sumitomo Mitsui Trust Bank Ltd., 0.91%, 07/01/2022		74,860	74,860

Total Time Deposits			283,876

U.S. Government Agency Security — 0.2%
FHLB DNs, Zero Coupon, 08/15/2022		5,900	5,887

U.S. Treasury Obligations — 1.1%
U.S. Treasury Bill,
Zero Coupon, 07/19/2022		3,700	3,698
Zero Coupon, 08/25/2022 (ii)		700	698

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — continued
Zero Coupon, 09/29/2022	32,000	31,869

Total U.S. Treasury Obligations		36,265

Total Short-Term Investments (Cost $327,669)		327,686

Total Investments — 101.8% (Cost — $3,630,279)*		3,314,293

Liabilities in Excess of Other Assets — (1.8)%		(57,066)

NET ASSETS — 100.0%		$3,257,227

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	227

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro Schatz	2	09/2022	EUR	230	(1)
U.S. Treasury 10 Year Note	387	09/2022	USD	44,783	1,089
U.S. Treasury 2 Year Note	579	09/2022	USD	121,863	(264)
U.S. Treasury 5 Year Note	292	09/2022	USD	32,499	278
U.S. Treasury Long Bond	42	09/2022	USD	5,763	59
U.S. Treasury Ultra Bond	7	09/2022	USD	1,104	(24)

					1,137

Short Contracts
Euro BOBL	(1)	09/2022	EUR	(131)	1
Euro BTP	(2)	09/2022	EUR	(251)	(7)
U.S. Treasury 10 Year Note	(10)	09/2022	USD	(1,187)	2
U.S. Treasury 5 Year Note	(90)	09/2022	USD	(10,075)	(28)
U.S. Treasury Ultra Bond	(75)	09/2022	USD	(11,326)	(250)

					(282)

Total unrealized appreciation (depreciation)					855

Forward foreign currency exchange contracts outstanding as of June 30, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,722	EUR	2,530	Morgan Stanley & Co.	07/05/2022	70
USD	278	GBP	223	Citibank, NA	07/05/2022	7
USD	2,669	EUR	2,530	Bank of America, NA	08/02/2022	13
USD	273	GBP	223	Bank of America, NA	08/02/2022	2
EUR	571	USD	599	Bank of America, NA	09/21/2022	3
USD	69	EUR	65	Bank of America, NA	09/21/2022	—	(h)
USD	19,344	EUR	18,310	Morgan Stanley & Co.	09/21/2022	45
USD	84	EUR	79	Morgan Stanley & Co.	09/21/2022	1
USD	9,062	EUR	8,440	UBS AG LONDON	09/21/2022	167
USD	1,395	GBP	1,112	Bank of America, NA	09/21/2022	39
USD	3,877	GBP	3,156	UBS AG LONDON	09/21/2022	29

Total unrealized appreciation						376

EUR	2,530	USD	2,665	Bank of America, NA	07/05/2022	(13)
GBP	223	USD	273	Bank of America, NA	07/05/2022	(2)
EUR	660	USD	702	Bank of America, NA	09/21/2022	(6)
USD	2	EUR	2	UBS AG LONDON	09/21/2022	—	(h)

Total unrealized depreciation						(21)

Net unrealized appreciation (depreciation)						355

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	JUNE 30, 2022

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2022:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	1.30% maturity	Pay	12/21/2022	USD	126,200	(443)	(276)	(719)
United States SOFR	1.75% annually	Receive	06/15/2024	USD	29,500	584	89	673
United States SOFR	1.75% annually	Pay	06/15/2032	USD	12,500	947	157	1,104
United States SOFR	1.50% annually	Receive	06/15/2042	USD	2,400	186	298	484
United States SOFR	1.50% annually	Pay	06/15/2052	USD	1,300	(343)	48	(295)

Total						931	316	1,247

(a)	Value of floating rate index as of June 30, 2022 was as follows:

FLOATING RATE INDEX
United States SOFR	1.50%

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2022:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)		UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE ($)
Novafives SAS, 5.00%, 06/15/2025	5.00%	quarterly	Goldman Sachs International	06/20/2023	17.94	EUR	4	(—	)(h)	(–	)(h)	(—	)(h)
Novafives SAS, 5.00%, 06/15/2025	5.00%	quarterly	Goldman Sachs International	06/20/2023	17.94	EUR	6	(—	)(h)	(–	)(h)	(—	)(h)
Novafives SAS, 5.00%, 06/15/2025	5.00%	quarterly	Citibank, NA	06/20/2023	17.94	EUR	20	(1)		(1)		(2)
Adler Real Estate AG, 1.50%, 12/06/2021	5.00%	Quarterly	Morgan Stanley	12/20/2025	31.27	EUR	30	5		(15)		(10)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	Quarterly	Goldman Sachs	06/20/2026	5.45	EUR	10	1		(1)		(—	)(h)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Citibank, NA	12/20/2026	29.69	EUR	20	—	(h)	(7)		(7)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Morgan Stanley	12/20/2026	29.69	EUR	90	—	(h)	(30)		(30)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	Quarterly	Goldman Sachs International	12/20/2026	29.69	EUR	60	(—	)(h)	(20)		(20)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Barclays Bank plc	12/20/2026	9.88	EUR	30	1		(6)		(5)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Morgan Stanley	12/20/2026	9.88	EUR	10	—	(h)	(2)		(2)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	Quarterly	Bank of America	12/20/2026	9.88	EUR	20	(1)		(2)		(3)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	06/20/2027	1.60	USD	900	(6)		(18)		(24)
Socialist Republic of Vietnam, 4.80%, 11/19/2024	1.00%	Quarterly	Citibank, NA	06/20/2027	1.60	USD	3,900	(28)		(75)		(103)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	quarterly	Goldman Sachs International	06/20/2027	6.08	EUR	70	2		(5)		(3)
CMA CGM SA, 7.5%, 01/15/2026	5.00%	quarterly	Barclays Bank plc	06/20/2027	6.08	EUR	49	2		(4)		(2)

Total								(25)		(186)		(211)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	229

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2022:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE ($)
ITRX ASIAXJ IG-V1	1.00%	Quarterly	06/20/2027	1.42	USD	12,900	(53)	(181)	(234)
CDX.NA.HY.38-V1	5.00%	Quarterly	06/20/2027	5.75	USD	120,607	(924)	(2,405)	(3,329)

Total							(977)	(2,586)	(3,563)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of June 30, 2022:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE ($)
CDX.NA.IG.38-V1	1.00%	quarterly	06/20/2032	1.33	USD	14,105	198	170	368

Total							198	170	368

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	JUNE 30, 2022

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

Bofa	— Bank of America
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
DN	— Discount Notes
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
ICE	— Intercontinental Exchange
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(u)	— All or a portion of the security is unsettled as of June 30, 2022. Unless otherwise indicated, the coupon rate is undetermined.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	— Approximately $11,188,880 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	— Approximately $1,010,331 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	— Approximately $103,764 of these investments are restricted as collateral for forwards to Citibank NA.
*	— The cost of securities is substantially the same for federal income tax purposes.
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	231

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$584,650
Repurchase agreements, at value	13,100
Cash	7
Foreign currency, at value	2
Deposits at broker for futures contracts	327
Deposits at broker for centrally cleared swaps	691
Receivables:
Investment securities sold	166
Fund shares sold	137
Interest and dividends from non-affiliates	2,096
Variation margin on futures contracts	155
Unrealized appreciation on forward foreign currency exchange contracts	1,229

Total Assets	602,560

LIABILITIES:
Payables:
Deposits from broker for OTC contratcs	751
Interest expense	1
Investment securities purchased	880
Fund shares redeemed	249
Variation margin on centrally cleared swaps (net upfront receipts of $340)	93
Unrealized depreciation on forward foreign currency exchange contracts	164
Accrued liabilities:
Investment advisory fees	58
Administration fees	9
Custodian and accounting fees	19
Registration and filing fees	6
Other	238

Total Liabilities	2,468

Net Assets	$600,092

NET ASSETS:
Paid-in capital	$616,581
Total distributable earnings (loss)	(16,489)

Total Net Assets	$600,092

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	61,226
Net Asset Value, offering and redemption price per share (a):	$9.80
Cost of investments in non-affiliates	$598,302
Cost of repurchase agreements	13,100
Cost of foreign currency	2

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$606,291
Repurchase agreements, at value	13,200
Cash	6
Foreign currency, at value	4
Deposits at broker for futures contracts	313
Deposits at broker for centrally cleared swaps	664
Receivables:
Investment securities sold	5,042
Fund shares sold	285
Interest and dividends from non-affiliates	3,083
Variation margin on futures contracts	206
Unrealized appreciation on forward foreign currency exchange contracts	668

Total Assets	629,762

LIABILITIES:
Payables:
Deposits from broker for OTC contratcs	662
Interest expense	1
Investment securities purchased	13,465
Fund shares redeemed	864
Variation margin on centrally cleared swaps (net upfront receipts of $347)	135
Unrealized depreciation on forward foreign currency exchange contracts	18
Accrued liabilities:
Investment advisory fees	49
Administration fees	8
Custodian and accounting fees	19
Registration and filing fees	3
Other	80

Total Liabilities	15,304

Net Assets	$614,458

NET ASSETS:
Paid-in capital	$626,123
Total distributable earnings (loss)	(11,665)

Total Net Assets	$614,458

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	62,340
Net Asset Value, offering and redemption price per share (a):	$9.86
Cost of investments in non-affiliates	$614,436
Cost of repurchase agreements	13,200
Cost of foreign currency	4

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	233

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$15,083,558
Deposits at broker for futures contracts	6,172
Receivables:
Investment securities sold	27,642
Fund shares sold	9,557
Interest and dividends from non-affiliates	10,069
Tax reclaims	44

Total Assets	15,137,042

LIABILITIES:
Payables:
Due to custodian — cash	13,091
Investment securities purchased	1,767
Fund shares redeemed	37,559
Variation margin on futures contracts	1,139
Accrued liabilities:
Investment advisory fees	511
Administration fees	62
Custodian and accounting fees	114
Trustees’ fees	29
Registration and filing fees	12
Other	329

Total Liabilities	54,613

Net Assets	$15,082,429

NET ASSETS:
Paid-in capital	$13,826,940
Total distributable earnings (loss)	1,255,489

Total Net Assets	$15,082,429

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,257,876
Net Asset Value, offering and redemption price per share (a):	$11.99
Cost of investments in non-affiliates	$14,080,519

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$11,587,404
Foreign currency, at value	967
Deposits at broker for futures contracts	6,834
Prepaid expenses	—	(a)
Receivables:
Investment securities sold	7,915
Fund shares sold	5,983
Interest and dividends from non-affiliates	9,194
Tax reclaims	61,272

Total Assets	11,679,569

LIABILITIES:
Payables:
Due to custodian — cash	1,903
Investment securities purchased	4,505
Fund shares redeemed	6,222
Variation margin on futures contracts	1,210
Accrued liabilities:
Investment advisory fees	485
Administration fees	63
Custodian and accounting fees	597
Trustees’ fees	13
Deferred foreign capital gains tax	508
Registration and filing fees	3
Other	198

Total Liabilities	15,707

Net Assets	$11,663,862

NET ASSETS:
Paid-in capital	$12,974,000
Total distributable earnings (loss)	(1,310,138)

Total Net Assets	$11,663,862

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,302,971
Net Asset Value, offering and redemption price per share (b):	$8.95
Cost of investments in non-affiliates	$12,788,316
Cost of foreign currency	967

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	235

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$7,669,641
Repurchase agreements, at value	45,400
Foreign currency, at value	5,586
Deposits at broker for futures contracts	1,952
Deposits at broker for centrally cleared swaps	5,021
Receivables:
Investment securities sold	37,339
Investment securities sold — delayed delivery securities	302,551
Fund shares sold	2,414
Interest and dividends from non-affiliates	37,581
Variation margin on futures contracts	430
Variation margin on centrally cleared swaps (net upfront payments of $8,743)	1,647
Unrealized appreciation on forward foreign currency exchange contracts	152,278

Total Assets	8,261,840

LIABILITIES:
Payables:
Securities sold short, at value	103,245
Due to custodian — cash	2,201
Deposits from broker for OTC contracts	19,095
Interest expense	32
Investment securities purchased	212,576
Investment securities purchased — delayed delivery securities	686,386
Fund shares redeemed	10,155
Outstanding options written, at fair value	1,385
Unrealized depreciation on forward foreign currency exchange contracts	15,513
Outstanding OTC swap contracts, at value (net upfront receipts of $(—)(a))	128
Accrued liabilities:
Investment advisory fees	357
Administration fees	67
Custodian and accounting fees	380
Trustees’ fees	9
Registration and filing fees	7
Other	193

Total Liabilities	1,051,729

Net Assets	$7,210,111

NET ASSETS:
Paid-in capital	$8,060,154
Total distributable earnings (loss)	(850,043)

Total Net Assets	$7,210,111

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	793,676
Net Asset Value, offering and redemption price per share (b):	$9.08
Cost of investments in non-affiliates	$8,820,926
Cost of repurchase agreements	45,400
Cost of foreign currency	5,586
Proceeds from securities sold short	(103,263)
Premiums received from options written	(1,076)

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$5,178,968
Cash	55
Deposits at broker for futures contracts	246
Receivables:
Investment securities sold	3,697
Fund shares sold	3,702
Interest and dividends from non-affiliates	51,599

Total Assets	5,238,267

LIABILITIES:
Payables:
Investment securities purchased	150,826
Fund shares redeemed	2,841
Variation margin on futures contracts	62
Accrued liabilities:
Investment advisory fees	449
Administration fees	60
Custodian and accounting fees	108
Trustees’ fees	11
Registration and filing fees	—	(a)
Other	224

Total Liabilities	154,581

Net Assets	$5,083,686

NET ASSETS:
Paid-in capital	$5,583,790
Total distributable earnings (loss)	(500,104)

Total Net Assets	$5,083,686

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	531,148
Net Asset Value, offering and redemption price per share (b):	$9.57
Cost of investments in non-affiliates	$5,581,729

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	237

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$3,314,293
Cash	132
Deposits at broker for futures contracts	949
Deposits at broker for centrally cleared swaps	2,472
Deposits at broker for OTC contracts	10
Receivables:
Investment securities sold	48,463
Fund shares sold	2,345
Interest and dividends from non-affiliates	45,023
Variation margin on futures contracts	1,565
Unrealized appreciation on forward foreign currency exchange contracts	376

Total Assets	3,415,628

LIABILITIES:
Payables:
Due to custodian — foreign currency	—	(a)
Investment securities purchased	155,959
Fund shares redeemed	735
Variation margin on centrally cleared swaps (net upfront payments of $152)	321
Unrealized depreciation on forward foreign currency exchange contracts	21
Outstanding OTC swap contracts, at value (net upfront receipts of $25)	211
Unrealized depreciation on unfunded commitments	32
Accrued liabilities:
Investment advisory fees	582
Administration fees	48
Custodian and accounting fees	127
Registration and filing fees	—	(a)
Other	365

Total Liabilities	158,401

Net Assets	$3,257,227

NET ASSETS:
Paid-in capital	$3,683,107
Total distributable earnings (loss)	(425,880)

Total Net Assets	$3,257,227

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	373,602
Net Asset Value, offering and redemption price per share (b):	$8.72
Cost of investments in non-affiliates	$3,630,279

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	JUNE 30, 2022

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,951

Total investment income	2,951

EXPENSES:
Investment advisory fees	763
Administration fees	30
Custodian and accounting fees	66
Professional fees	40
Trustees’ fees	8
Printing and mailing costs	8
Registration and filing fees	16
Transfer agency fees	14
Interest expense	2
Other	4

Total expenses	951

Less advisory fees waived	(409)

Net expenses	542

Net investment income (loss)	2,409

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(5,588)
Futures contracts	625
Foreign currency transactions	202
Forward foreign currency exchange contracts	6,214
Swaps	(73)

Net realized gain (loss)	1,380

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(10,418)
Futures contracts	164
Foreign currency translations	4
Forward foreign currency exchange contracts	(664)
Swaps	69

Change in net unrealized appreciation (depreciation)	(10,845)

Net realized/unrealized gains (losses)	(9,465)

Change in net assets resulting from operations	$(7,056)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	239

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Ultra Short Duration Fund

INVESTMENT INCOME:
Interest income from non-affiliates	$2,255

Total investment income	2,255

EXPENSES:
Investment advisory fees	789
Administration fees	29
Custodian and accounting fees	55
Professional fees	40
Trustees’ fees	8
Printing and mailing costs	8
Registration and filing fees	13
Transfer agency fees	14
Interest expense	2
Other	5

Total expenses	963

Less advisory fees waived	(490)

Net expenses	473

Net investment income (loss)	1,782

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(453)
Futures contracts	(165)
Foreign currency transactions	116
Forward foreign currency exchange contracts	537
Swaps	(75)

Net realized gain (loss)	(40)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(8,260)
Futures contracts	178
Foreign currency translations	2
Forward foreign currency exchange contracts	899
Swaps	65

Change in net unrealized appreciation (depreciation)	(7,116)

Net realized/unrealized gains (losses)	(7,156)

Change in net assets resulting from operations	$(5,374)

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$102
Dividend income from non-affiliates	104,148
Foreign taxes withheld	(22)

Total investment income	104,228

EXPENSES:
Investment advisory fees	20,904
Administration fees	192
Custodian and accounting fees	268
Professional fees	135
Trustees’ fees	215
Printing and mailing costs	100
Registration and filing fees	275
Transfer agency fees	15
Interest expense	25
Other	217

Total expenses	22,346

Less advisory fees waived	(17,559)

Net expenses	4,787

Net investment income (loss)	99,441

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	185,117
Futures contracts	(20,188)

Net realized gain (loss)	164,929

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(4,051,256)
Futures contracts	(5,524)
Foreign currency translations	(—	)(a)

Change in net unrealized appreciation (depreciation)	(4,056,780)

Net realized/unrealized gains (losses)	(3,891,851)

Change in net assets resulting from operations	$(3,792,410)

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	241

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$44
Dividend income from non-affiliates	321,913
Foreign taxes withheld	(41,090)
Other Income	24

Total investment income	280,891

EXPENSES:
Investment advisory fees	16,014
Administration fees	193
Custodian and accounting fees	1,172
Professional fees	193
Trustees’ fees	165
Printing and mailing costs	77
Registration and filing fees	116
Transfer agency fees	15
Interest expense	361
Other	308

Total expenses	18,614

Less advisory fees waived	(12,811)

Net expenses	5,803

Net investment income (loss)	275,088

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(150,920)
Futures contracts	(14,109)
Foreign currency transactions	(11,502)
Forward foreign currency exchange contracts	(2,222)

Net realized gain (loss)	(178,753)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(2,926,760	)(a)
Futures contracts	(2,813)
Foreign currency translations	(4,553)

Change in net unrealized appreciation (depreciation)	(2,934,126)

Net realized/unrealized gains (losses)	(3,112,879)

Change in net assets resulting from operations	$(2,837,791)

(a)	Net of change in foreign capital gains tax of approximately $32.

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$47,443
Foreign taxes withheld	(327)

Total investment income	47,116

EXPENSES:
Investment advisory fees	9,199
Administration fees	207
Custodian and accounting fees	1,207
Professional fees	102
Trustees’ fees	107
Printing and mailing costs	42
Registration and filing fees	37
Transfer agency fees	14
Interest expense	32
Other	38

Total expenses	10,985

Less advisory fees waived	(6,987)

Net expenses	3,998

Net investment income (loss)	43,118

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(125,078)
Options purchased	89
Options written	2,894
Futures contracts	(7,163)
Foreign currency transactions	(16,313)
Forward foreign currency exchange contracts	345,187
Securities sold short	7,753
Swaps	603

Net realized gain (loss)	207,972

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(925,755)
Options purchased	50
Options written	(585)
Futures contracts	92
Foreign currency translations	(1,099)
Forward foreign currency exchange contracts	120,125
Securities sold short	(429)
Swaps	(5,734)

Change in net unrealized appreciation (depreciation)	(813,335)

Net realized/unrealized gains (losses)	(605,363)

Change in net assets resulting from operations	$(562,245)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	243

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$42,781

Total investment income	42,781

EXPENSES:
Investment advisory fees	7,294
Administration fees	185
Custodian and accounting fees	358
Professional fees	68
Trustees’ fees	88
Printing and mailing costs	64
Registration and filing fees	32
Transfer agency fees	14
Interest expense	6
Other	10

Total expenses	8,119

Less advisory fees waived	(4,207)

Net expenses	3,912

Net investment income (loss)	38,869

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(95,308)
Futures contracts	451

Net realized gain (loss)	(94,857)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(457,469)
Futures contracts	(28)

Change in net unrealized appreciation (depreciation)	(457,497)

Net realized/unrealized gains (losses)	(552,354)

Change in net assets resulting from operations	$(513,485)

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$62,309
Foreign taxes withheld	(421)
Other Income	11

Total investment income	61,899

EXPENSES:
Investment advisory fees	9,236
Administration fees	108
Custodian and accounting fees	335
Professional fees	111
Trustees’ fees	44
Printing and mailing costs	60
Registration and filing fees	25
Transfer agency fees	14
Interest expense	14
Other	17

Total expenses	9,964

Less advisory fees waived	(6,432)

Net expenses	3,532

Net investment income (loss)	58,367

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(97,182)
Futures contracts	(8,436)
Foreign currency transactions	(359)
Forward foreign currency exchange contracts	1,362
Swaps	(1,572)

Net realized gain (loss)	(106,187)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(321,217)
Futures contracts	907
Foreign currency translations	(2)
Forward foreign currency exchange contracts	662
Swaps	(2,326)
Unfunded commitments	(32)

Change in net unrealized appreciation (depreciation)	(322,008)

Net realized/unrealized gains (losses)	(428,195)

Change in net assets resulting from operations	$(369,828)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	245

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,409	$3,939
Net realized gain (loss)	1,380	1,065
Change in net unrealized appreciation (depreciation)	(10,845)	(4,307)

Change in net assets resulting from operations	(7,056)	697

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,488)	(5,475)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(10,787)	108,673

NET ASSETS:
Change in net assets	(20,331)	103,895
Beginning of period	620,423	516,528

End of period	$600,092	$620,423

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$42,054	$165,274
Distributions reinvested	2,488	5,475
Cost of shares redeemed	(55,329)	(62,076)

Total change in net assets resulting from capital transactions	$(10,787)	$108,673

SHARE TRANSACTIONS:
Issued	4,255	16,494
Reinvested	253	548
Redeemed	(5,608)	(6,197)

Change in Shares	(1,100)	10,845

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles Tax Aware Ultra Short Duration Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,782	$3,812
Net realized gain (loss)	(40)	514
Change in net unrealized appreciation (depreciation)	(7,116)	(3,916)

Change in net assets resulting from operations	(5,374)	410

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,701)	(3,511)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(21,534)	77,342

NET ASSETS:
Change in net assets	(28,609)	74,241
Beginning of period	643,067	568,826

End of period	$614,458	$643,067

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$47,205	$153,592
Distributions reinvested	1,699	3,508
Cost of shares redeemed	(70,438)	(79,758)

Total change in net assets resulting from capital transactions	$(21,534)	$77,342

SHARE TRANSACTIONS:
Issued	4,765	15,352
Reinvested	172	351
Redeemed	(7,122)	(7,972)

Change in Shares	(2,185)	7,731

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	247

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles U.S. Unconstrained Equity Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$99,441	$218,175
Net realized gain (loss)	164,929	2,354,603
Change in net unrealized appreciation (depreciation)	(4,056,780)	1,874,997

Change in net assets resulting from operations	(3,792,410)	4,447,775

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(2,760,755)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	536,886	3,586,515

NET ASSETS:
Change in net assets	(3,255,524)	5,273,535
Beginning of period	18,337,953	13,064,418

End of period	$15,082,429	$18,337,953

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,073,096	$4,813,126
Distributions reinvested	—	2,754,133
Cost of shares redeemed	(1,536,210)	(3,980,744)

Total change in net assets resulting from capital transactions	$536,886	$3,586,515

SHARE TRANSACTIONS:
Issued	152,688	322,875
Reinvested	—	187,484
Redeemed	(116,798)	(260,212)

Change in Shares	35,890	250,147

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles International Unconstrained Equity Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$275,088	$292,581
Net realized gain (loss)	(178,753)	546,679
Change in net unrealized appreciation (depreciation)	(2,934,126)	503,192

Change in net assets resulting from operations	(2,837,791)	1,342,452

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(338,020)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	273,090	4,602,493

NET ASSETS:
Change in net assets	(2,564,701)	5,606,925
Beginning of period	14,228,563	8,621,638

End of period	$11,663,862	$14,228,563

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,200,544	$5,240,263
Distributions reinvested	—	337,426
Cost of shares redeemed	(1,927,454)	(975,196)

Total change in net assets resulting from capital transactions	$273,090	$4,602,493

SHARE TRANSACTIONS:
Issued	217,035	477,185
Reinvested	—	31,594
Redeemed	(196,116)	(90,332)

Change in Shares	20,919	418,447

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	249

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Global Bond Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,118	$62,612
Net realized gain (loss)	207,972	159,916
Change in net unrealized appreciation (depreciation)	(813,335)	(277,139)

Change in net assets resulting from operations	(562,245)	(54,611)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(50,278)	(192,154)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	18,571	1,431,120

NET ASSETS:
Change in net assets	(593,952)	1,184,355
Beginning of period	7,804,063	6,619,708

End of period	$7,210,111	$7,804,063

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$979,138	$2,078,640
Distributions reinvested	50,278	192,146
Cost of shares redeemed	(1,010,845)	(839,666)

Total change in net assets resulting from capital transactions	$18,571	$1,431,120

SHARE TRANSACTIONS:
Issued	104,251	206,187
Reinvested	5,365	19,328
Redeemed	(106,746)	(83,440)

Change in Shares	2,870	142,075

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles Tax Aware Bond Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,869	$60,007
Net realized gain (loss)	(94,857)	(1,305)
Change in net unrealized appreciation (depreciation)	(457,497)	4,761

Change in net assets resulting from operations	(513,485)	63,463

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(39,814)	(60,695)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(755,334)	1,359,901

NET ASSETS:
Change in net assets	(1,308,633)	1,362,669
Beginning of period	6,392,319	5,029,650

End of period	$5,083,686	$6,392,319

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,783,586	$1,947,770
Distributions reinvested	39,785	60,684
Cost of shares redeemed	(2,578,705)	(648,553)

Total change in net assets resulting from capital transactions	$(755,334)	$1,359,901

SHARE TRANSACTIONS:
Issued	183,297	186,152
Reinvested	4,050	5,810
Redeemed	(267,608)	(62,019)

Change in Shares	(80,261)	129,943

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	251

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$58,367	$101,659
Net realized gain (loss)	(106,187)	6,497
Change in net unrealized appreciation (depreciation)	(322,008)	(9,896)

Change in net assets resulting from operations	(369,828)	98,260

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(59,517)	(111,102)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	107,143	2,515,746

NET ASSETS:
Change in net assets	(322,202)	2,502,904
Beginning of period	3,579,429	1,076,525

End of period	$3,257,227	$3,579,429

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,879,991	$2,880,017
Distributions reinvested	59,469	111,014
Cost of shares redeemed	(1,832,317)	(475,285)

Total change in net assets resulting from capital transactions	$107,143	$2,515,746

SHARE TRANSACTIONS:
Issued	203,926	279,028
Reinvested	6,295	10,794
Redeemed	(184,971)	(46,088)

Change in Shares	25,250	243,734

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	JUNE 30, 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

JUNE 30, 2022	SIX CIRCLES TRUST	253

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2022 (Unaudited)	$9.95	$0.04	$(0.15)	$(0.11)	$(0.04)	$—	$(0.04)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	(0.09)
Year Ended December 31, 2020	9.99	0.15	0.05	0.20	(0.16)	—	(0.16)
Year Ended December 31, 2019	9.98	0.26	0.02	0.28	(0.27)	—	(0.27)
Period Ended December 31, 2018*	10.00	0.11	(0.04)	0.07	(0.09)	—	(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.80	(1.11)%	$600,092	0.18	%(e)	0.18%	0.79%	0.31%	12.98%
9.95	0.15	620,423	0.18	(e)	0.18	0.69	0.31	66.58
10.03	2.05	516,528	0.17	(e)	0.17	1.47	0.31	121.23
9.99	2.84	1,200,167	0.25		0.20	2.56	0.41	61.40
9.98	0.74	1,082,850	0.23	(e)	0.23	2.46	0.63	24.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	255

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2022 (Unaudited)	$9.97	$0.03	$(0.11)	$(0.08)	$(0.03)	$—	$(0.03)
Year Ended December 31, 2021	10.02	0.06	(0.05)	0.01	(0.06)	—	(0.06)
Year Ended December 31, 2020	9.98	0.12	0.06	0.18	(0.14)	—	(0.14)
Year Ended December 31, 2019	9.98	0.19	0.01	0.20	(0.20)	—	(0.20)
Period Ended December 31, 2018*	10.00	0.08	(0.03)	0.05	(0.07)	—	(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.86	(0.84)%	$614,458	0.15	%(e)	0.15%	0.57%	0.30%	23.40%
9.97	0.08	643,067	0.15	(e)	0.15	0.63	0.30	49.05
10.02	1.81	568,826	0.14	(e)	0.14	1.22	0.30	89.21
9.98	1.98	1,355,740	0.21		0.17	1.85	0.37	49.82
9.98	0.48	1,098,004	0.22	(e)	0.22	1.90	0.64	33.02

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	257

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2022 (Unaudited)	$15.01	$0.08	$(3.10)	$(3.02)	$—	$—		$—
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)		(2.47)
Year Ended December 31, 2020	11.12	0.20	2.87	3.07	(0.21)	(0.54)		(0.75)
Year Ended December 31, 2019	9.05	0.21	2.05	2.26	(0.19)	—	(f)	(0.19)
Period Ended December 31, 2018*	10.00	0.10	(1.01)	(0.91)	(0.04)	—	(f)	(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.99	(20.12)%	$15,082,429	0.06%	1.19%	0.27%	21.26%
15.01	30.48	18,337,953	0.05	1.26	0.26	70.88
13.44	27.64	13,064,418	0.06	1.71	0.27	71.32
11.12	24.94	11,237,068	0.08	2.05	0.29	58.71
9.05	(9.13)	4,979,458	0.14	2.27	0.42	15.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	259

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2022 (Unaudited)	$11.10	$0.21		$(2.36)	$(2.15)	$—	$—	$—
Year Ended December 31, 2021	9.98	0.28	(f)	1.11	1.39	(0.27)	—	(0.27)
Year Ended December 31, 2020	9.59	0.22		0.37	0.59	(0.16)	(0.04)	(0.20)
Year Ended December 31, 2019	8.30	0.31		1.26	1.57	(0.28)	—	(0.28)
Period Ended December 31, 2018*	10.00	0.07		(1.75)	(1.68)	(0.02)	—	(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021.
(g)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2020.
(i)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.95	(19.37)%	$11,663,862	0.09%		4.30%		0.29%	27.50%
11.10	14.04	14,228,563	0.10	(g)	2.61	(f)	0.30	61.71
9.98	6.17	8,621,638	0.10	(h)	2.52		0.30	104.24
9.59	18.90	5,355,585	0.13		3.35		0.33	135.39
8.30	(16.83)	2,504,508	0.21	(i)	1.84		0.55	76.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	261

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Global Bond Fund
Six Months Ended June 30, 2022 (Unaudited)	$9.87	$0.05	$(0.78)	$(0.73)	$(0.06)	$—		$(0.06)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(f)	(0.25)
Period Ended December 31, 2020*	10.00	0.05	0.22	0.27	(0.07)	—		(0.07)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.08	(7.38)%	$7,210,111	0.11%	1.17%	0.30%	108.34%
9.87	(0.74)	7,804,063	0.11	0.86	0.30	308.56
10.20	2.67	6,619,708	0.16	0.74	0.36	198.77

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	263

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Six Months Ended June 30, 2022 (Unaudited)	$10.46	$0.07	$(0.89)	$(0.82)	$(0.07)	$—		$(0.07)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(f)	(0.11)
Period Ended December 31, 2020*	10.00	0.05	0.45	0.50	(0.05)	—		(0.05)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.57	(7.87)%	$5,083,686	0.13%	1.33%	0.28%	33.00%
10.46	1.15	6,392,319	0.13	1.04	0.28	13.54
10.45	5.03	5,029,650	0.18	0.85	0.35	35.13

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	265

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund
Six Months Ended June 30, 2022 (Unaudited)	$10.28	$0.23	$(1.55)		$(1.32)	$(0.24)	$—	$(0.24)
Year Ended December 31, 2021	10.29	0.34	0.01	(f)	0.35	(0.35)	(0.01)	(0.36)
Period Ended December 31, 2020*	10.00	0.13	0.28		0.41	(0.12)	—	(0.12)

*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.72	(13.00)%	$3,257,227	0.29%	4.74%	0.81%	122.04%
10.28	3.42	3,579,429	0.25	3.26	0.81	51.33
10.29	4.11	1,076,525	0.44	3.40	1.11	11.35

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	267

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are seven separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Non-Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Non-Diversified

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

268	SIX CIRCLES TRUST	JUNE 30, 2022

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$83,521	$880	$84,401
Certificates of Deposit
Financial	—	18,142	—	18,142
Collateralized Mortgage Obligations	—	22,852	—	22,852
Commercial Mortgage-Backed Securities	—	34,472	—	34,472
Corporate Bonds
Basic Materials	—	5,909	—	5,909
Communications	—	24,411	—	24,411
Consumer Cyclical	—	47,771	—	47,771
Consumer Non-cyclical	—	41,529	—	41,529
Diversified	—	1,702	—	1,702
Energy	—	7,963	—	7,963

JUNE 30, 2022	SIX CIRCLES TRUST	269

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial	$—	$147,960	$—	$147,960
Industrial	—	18,660	—	18,660
Technology	—	18,657	—	18,657
Utilities	—	16,016	—	16,016

Total Corporate Bonds	—	330,578	—	330,578

Foreign Government Securities	—	3,997	—	3,997
Municipal Bonds	—	3,058	—	3,058
U.S. Government Agency Securities	—	2,455	—	2,455
U.S. Treasury Obligations	—	11,303	—	11,303
Short-Term Investments
Certificates of Deposit	—	42,832	—	42,832
Commercial Papers	—	4,927	—	4,927
Foreign Government Securities	—	17,728	—	17,728
Municipal Bonds	—	460	—	460
Repurchase Agreement	—	13,100	—	13,100
Time Deposits	—	2,347	—	2,347
U.S. Treasury Obligations	—	5,098	—	5,098

Total Short-Term Investments	—	86,492	—	86,492

Total Investments in Securities	$—	$596,870	$880	$597,750

Appreciation in Other Financial Instruments
Futures contracts	$201	$—	$—	$201
Forward Foreign Currency Exchange contracts	—	1,229	—	1,229
Centrally Cleared Interest Rate Swap contracts	—	15	—	15
Centrally Cleared Credit Default Swaps contracts	—	295	—	295

Total Appreciation in Other Financial Instruments	$201	$1,539	$—	$1,740

Depreciation in Other Financial Instruments
Futures contracts	$(535)	$—	$—	$(535)
Forward Foreign Currency Exchange contracts	—	(164)	—	(164)
Centrally Cleared Interest Rate Swap contract	—	(254)	—	(254)

Total Depreciation in Other Financial Instruments	$(535)	$(418)	$—	$(953)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$21,759	$—	$21,759
Collateralized Mortgage Obligations	—	20,814	—	20,814
Commercial Mortgage-Backed Securities	—	9,892	—	9,892
Corporate Bonds
Communications	—	9,068	—	9,068
Consumer Cyclical	—	8,260	—	8,260
Consumer Non-cyclical	—	10,425	—	10,425
Diversified	—	1,827	—	1,827
Energy	—	2,938	—	2,938
Financial	—	45,847	—	45,847
Industrial	—	5,878	—	5,878
Technology	—	1,277	—	1,277
Utilities	—	9,414	—	9,414

Total Corporate Bonds	—	94,934	—	94,934

270	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$4,066	$—	$4,066
Municipal Bonds	—	421,845	—	421,845
U.S. Government Agency Securities	—	2,763	—	2,763
U.S. Treasury Obligations	—	11,310	—	11,310
Short-Term Investments
Foreign Government Securities	—	1,835	—	1,835
Municipal Bonds	—	8,164	—	8,164
Repurchase Agreement	—	13,200	—	13,200
Time Deposits	—	7,310	—	7,310
U.S. Treasury Obligation	—	1,599	—	1,599

Total Short-Term Investments	—	32,108	—	32,108

Total Investments in Securities	$—	$619,491	$—	$619,491

Appreciation in Other Financial Instruments
Futures contracts	$189	$—	$—	$189
Forward Foreign Currency Exchange contracts	—	668	—	668
Centrally Cleared Interest Rate Swap contracts	—	16	—	16
Centrally Cleared Credit Default Swaps contracts	—	299	—	299

Total Appreciation in Other Financial Instruments	$189	$983	$—	$1,172

Depreciation in Other Financial Instruments
Futures contracts	$(615)	$—	$—	$(615)
Forward Foreign Currency Exchange contracts	—	(18)	—	(18)
Centrally Cleared Interest Rate Swap contract	—	(262)	—	(262)

Total Depreciation in Other Financial Instruments	$(615)	$(280)	$—	$(895)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$18,797	$—	$—	$18,797
Communications	3,334,970	—	—	3,334,970
Consumer Cyclical	125,318	—	—	125,318
Consumer Non-cyclical	4,616,702	—	—	4,616,702
Energy	49,511	—	—	49,511
Financial	2,021,049	—	—	2,021,049
Industrial	1,867,397	—	—	1,867,397
Technology	2,941,387	—	—	2,941,387
Utilities	26,369	—	—	26,369

Total Common Stocks	15,001,500	—	—	15,001,500

Short-Term Investments
Time Deposits	—	82,058	—	82,058

Total Investments in Securities	$15,001,500	$82,058	$—	$15,083,558

Depreciation in Other Financial Instruments
Futures contracts	$(3,751)	$—	$—	$(3,751)

JUNE 30, 2022	SIX CIRCLES TRUST	271

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$30,607	$—	$30,607
Belgium	—	121,669	—	121,669
Chile	—	2,269	—	2,269
Denmark	—	574,468	—	574,468
Finland	—	165,127	—	165,127
France	—	1,822,599	—	1,822,599
Germany	—	1,342,803	—	1,342,803
Ireland	5,563	100,093	—	105,656
Italy	—	382,514	—	382,514
Japan	—	291,800	—	291,800
Jordan	—	6,309	—	6,309
Luxembourg	—	22,904	—	22,904
Netherlands	—	982,598	—	982,598
Norway	—	144,696	—	144,696
Portugal	—	27,346	—	27,346
South Korea	—	235,236	—	235,236
Spain	—	367,811	—	367,811
Sweden	—	431,079	—	431,079
Switzerland	38,512	2,374,225	—	2,412,737
United Arab Emirates	—	—	—	—
United Kingdom	7,444	1,841,287	—	1,848,731

Total Common Stocks	51,519	11,267,440	—	11,318,959

Preferred Stocks
Germany	—	164,640	—	164,640
South Korea	—	31,492	—	31,492

Total Preferred Stocks	—	196,132	—	196,132

Short-Term Investments
Time Deposits	—	72,313	—	72,313

Total Investments in Securities	$51,519	$11,535,885	$—	$11,587,404

Appreciation in Other Financial Instruments
Future contract	$5	$—	$—	$5

Depreciation in Other Financial Instruments
Futures contracts	$(778)	$—	$—	$(778)

272	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$74,471	$—	$74,471
Collateralized Mortgage Obligations	—	143,853	—	143,853
Commercial Mortgage-Backed Securities	—	49,749	—	49,749
Corporate Bonds
Basic Materials	—	43,797	—	43,797
Communications	—	80,166	—	80,166
Consumer Cyclical	—	77,749	—	77,749
Consumer Non-cyclical	—	202,420	—	202,420
Energy	—	75,329	—	75,329
Financial	—	504,682	—	504,682
Government	—	140,889	—	140,889
Industrial	—	72,561	—	72,561
Technology	—	31,882	—	31,882
Utilities	—	124,196	—	124,196

Total Corporate Bonds	—	1,353,671	—	1,353,671

Foreign Government Securities	—	3,650,870	105	3,650,975
Mortgage-Backed Securities	—	1,367,644	—	1,367,644
Municipal Bonds	—	4,105	—	4,105
U.S. Government Agency Securities	—	20,274	—	20,274
U.S. Treasury Obligations	—	567,996	—	567,996
Short-Term Investments
Repurchase Agreement	—	45,400	—	45,400
Time Deposits	—	408,132	—	408,132
U.S. Treasury Obligations	—	28,771	—	28,771

Total Short-Term Investments	—	482,303	—	482,303

Total Investments in Securities	$—	$7,714,936	$105	$7,715,041

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$103,245	$—	$103,245

Appreciation in Other Financial Instruments
Futures contracts	$440	$—	$—	$440
Forward Foreign Currency Exchange contracts	—	152,278	—	152,278
Centrally Cleared Interest Rate Swap contracts	—	11,196	—	11,196

Total Appreciation in Other Financial Instruments	$440	$163,474	$—	$163,914

Depreciation in Other Financial Instruments
Futures contracts	$(1,302)	$—	$—	$(1,302)
Forward Foreign Currency Exchange contracts	—	(15,513)	—	(15,513)
OTC Interest Rate Swap contract	—	(128)	—	(128)
Centrally Cleared Interest Rate Swap contracts	—	(16,469)	—	(16,469)
Written Option contracts
Written Call Option contracts	—	(1,158)	—	(1,158)
Written Put Option contracts	—	(227)	—	(227)

Total Written Option contracts	—	(1,385)	—	(1,385)

Total Depreciation in Other Financial Instruments	$(1,302)	$(33,495)	$—	$(34,797)

JUNE 30, 2022	SIX CIRCLES TRUST	273

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$672	$—	$672
Municipal Bonds	—	4,802,767	—	4,802,767
Short-Term Investments
Municipal Bonds	—	21,150	—	21,150
Time Deposits	—	354,379	—	354,379

Total Short-Term Investments	—	375,529	—	375,529

Total Investments in Securities	$—	$5,178,968	$—	$5,178,968

Appreciation in Other Financial Instruments
Futures contracts	$129	$—	$—	$129

Depreciation in Other Financial Instruments
Futures contracts	$(128)	$—	$—	$(128)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$71,366	$—		$71,366
Collateralized Mortgage Obligations	—	4,525	—		4,525
Commercial Mortgage-Backed Securities	—	29,126	—		29,126
Convertible Bonds
Communications	—	4,439	—		4,439
Consumer Cyclical	—	543	—		543
Consumer Non-cyclical	—	687	—		687
Energy	—	2,502	—		2,502
Financial	—	7,345	—		7,345
Industrial	—	357	—		357
Technology	—	986	—		986

Total Convertible Bonds	—	16,859	—		16,859

Corporate Bonds
Basic Materials	—	160,824	—		160,824
Communications	—	352,216	—	(a)	352,216
Consumer Cyclical	—	466,717	—		466,717
Consumer Non-cyclical	—	328,326	—		328,326
Energy	—	318,000	—		318,000
Financial	—	455,084	—		455,084
Government	—	22,396	—		22,396
Industrial	—	242,880	—		242,880
Technology	—	86,627	—		86,627
Utilities	—	122,831	—		122,831

Total Corporate Bonds	—	2,555,901	—	(a)	2,555,901

Foreign Government Securities	—	51,400	—		51,400
Municipal Bond	—	204	—		204
U.S. Treasury Obligations	—	109,478	—		109,478
Common Stock
Communications	—	—	2,359		2,359

274	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stock
Consumer Cyclical	$—	$—	$2,125		$2,125
Loan Assignments
Basic Materials	—	5,250	53		5,303
Communications	—	30,757	—		30,757
Consumer Cyclical	—	17,419	—		17,419
Consumer Non-cyclical	—	12,804	—		12,804
Energy	—	4,107	—		4,107
Financial	—	13,814	—		13,814
Government	—	122	—		122
Industrial	—	16,987	—		16,987
Technology	—	41,408	—		41,408
Utilities	—	543	—		543

Total Loan Assignments	—	143,211	53		143,264

Rights
Communications	—	—	—		—
Warrant
Basic Materials	—	—	—	(a)	— (a)
Short-Term Investments
Corporate Bond	—	1,658	—		1,658
Time Deposits	—	283,876	—		283,876
U.S. Government Agency Security	—	5,887	—		5,887
U.S. Treasury Obligations	—	36,265	—		36,265

Total Short-Term Investments	—	327,686	—		327,686

Total Investments in Securities	$—	$3,309,756	$4,537		$3,314,293

Appreciation in Other Financial Instruments
Futures contracts	$1,429	$—	$—		$1,429
Forward Foreign Currency Exchange contracts	—	376	—		376
Centrally Cleared Interest Rate Swap contracts	—	592	—		592
Centrally Cleared Credit Default Swap contract	—	170	—		170

Total Appreciation in Other Financial Instruments	$1,429	$1,138	$—		$2,567

Depreciation in Other Financial Instruments
Futures contracts	$(574)	$—	$—		$(574)
Forward Foreign Currency Exchange contracts	—	(21)	—		(21)
Centrally Cleared Interest Rate Swap contract	—	(276)	—		(276)
OTC Credit Default Swaps contracts	—	(186)	—		(186)
Centrally Cleared Credit Default Swaps contracts	—	(2,586)	—		(2,586)

Total Depreciation in Other Financial Instruments	$(574)	$(3,069)	$—		$(3,643)

(a)	Amount rounds to less than $500.

There were no significant transfers into or out of level 3 for the period ended June 30, 2022 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

JUNE 30, 2022	SIX CIRCLES TRUST	275

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of June 30, 2022, the Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
ARC Falcon I Inc.	Delayed Draw Term Loan	9/30/2028	1.00%	5.42%	89	82	—	—	89	82
athenahealth Group Inc.	Initial DDTL	2/15/2029	3.50%	3.50%	320	294	—	—	320	294
TPC Group Inc.	DIP Facility	3/1/2023	5.00%	1.73%	90	88	54	53	144	141

					499	464	54	53	553	517

E. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

276	SIX CIRCLES TRUST	JUNE 30, 2022

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

JUNE 30, 2022	SIX CIRCLES TRUST	277

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a par-

278	SIX CIRCLES TRUST	JUNE 30, 2022

ticular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2022, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$201	$—	$15	$216
Foreign exchange contracts	Receivables	—	1,229	—	1,229

Total		$201	$1,229	$15	$1,445

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(45)	$(45)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(535)	—	(254)	(789)
Foreign exchange contracts	Payables	—	(164)	—	(164)

Total		$(535)	$(164)	$(299)	$(998)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$189	$—	$16	$205
Foreign exchange contracts	Receivables	—	668	—	668

Total		$189	$668	$16	$873

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(48)	$(48)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(615)	—	(262)	(877)
Foreign exchange contracts	Payables	—	(18)	—	(18)

Total		$(615)	$(18)	$(310)	$(943)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2022	SIX CIRCLES TRUST	279

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts (a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(3,751)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$5

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(778)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$440	$—	$17,863	$—	$—	$18,303
Foreign exchange contracts	Receivables	—	152,278	—	—	—	152,278

Total		$440	$152,278	$17,863	$—	$—	$170,581

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,302)	$—	$(14,393)	$(128)	$(1,385)	$(17,208)
Foreign exchange contracts	Payables	—	(15,513)	—	—	—	(15,513)

Total		$(1,302)	$(15,513)	$(14,393)	$(128)	$(1,385)	$(32,721)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$129

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(128)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

280	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$368	$—	$368
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	1,429	—	2,261	—	3,690
Foreign exchange contracts	Receivables	—	376	—	—	376

Total		$1,429	$376	$2,629	$—	$4,434

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(3,563)	$(211)	$(3,774)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(574)	—	(1,014)	—	(1,588)
Foreign exchange contracts	Payables	—	(21)	—	—	(21)

Total		$(574)	$(21)	$(4,577)	$(211)	$(5,383)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2022 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$558	$(10)	$(548)	$—
Barclays Bank plc	139	(1)	(110)	28
BNP Paribas	472	(17)	—	455
Citibank, NA	36	(36)	—	—
Morgan Stanley & Co.	16	(13)	—	3
UBS AG LONDON	8	(6)	—	2

	$1,229	$(83)	$(658)	$488

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$10	$(10)	$—	$—
Barclays Bank plc	1	(1)	—	—
BNP Paribas	17	(17)	—	—
Citibank, NA	117	(36)	—	81
Morgan Stanley & Co.	13	(13)	—	—
UBS AG LONDON	6	(6)	—	—

	$164	$(83)	$—	$81

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

JUNE 30, 2022	SIX CIRCLES TRUST	281

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$480	$(10)	$(470)	$—
Barclays Bank plc	148	(2)	(110)	36
Morgan Stanley & Co.	40	(6)	—	34

	$668	$(18)	$(580)	$70

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$10	$(10)	$—	$—
Barclays Bank plc	2	(2)	—	—
Morgan Stanley & Co.	6	(6)	—	—

	$18	$(18)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$37,075	$(4,091)	$(73)	$32,911
Bank of New York Mellon	15,906	—	—	15,906
Barclays Bank plc	2,119	(339)	(1,780)	—
BNP Paribas	44	(44)	—	—
Brown Brothers Harriman & Co.	3,969	(359)	—	3,610
Citibank, NA	4,206	(634)	(3,572)	—
Deutsche Bank AG	16,736	(959)	—	15,777
Goldman Sachs International	360	(360)	—	—
HSBC Bank plc	203	(135)	(68)	—
Morgan Stanley & Co.	21,164	(3,031)	(14,720)	3,413
Royal Bank of Canada	2	—	—	2
Standard Chartered Bank	1,188	(513)	—	675
Toronto-Dominion Bank (The)	16,241	—	—	16,241
UBS AG LONDON	27,625	(4,738)	—	22,887
Westpac Banking Corp.	5,440	(71)	—	5,369

	$152,278	$(15,274)	$(20,213)	$116,791

282	SIX CIRCLES TRUST	JUNE 30, 2022

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$4,091	$(4,091)	$—	$—
Barclays Bank plc	339	(339)	—	—
BNP Paribas	45	(44)	—	1
Brown Brothers Harriman & Co.	359	(359)	—	—
Citibank, NA	634	(634)	—	—
Citigroup Global Markets, Inc.	923	—	(665)	258
Deutsche Bank AG	959	(959)	—	—
Goldman Sachs International	1,188	(360)	(828)	—
HSBC Bank plc	135	(135)	—	—
Morgan Stanley & Co.	3,031	(3,031)	—	—
Standard Chartered Bank	513	(513)	—	—
UBS AG LONDON	4,738	(4,738)	—	—
Westpac Banking Corp.	71	(71)	—	—

	$17,026	$(15,274)	$(1,493)	$259

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$57	$(23)	$—	$34
Citibank, NA	7	(7)	—	—
Morgan Stanley & Co.	116	(48)	—	68
UBS AG LONDON	196	—	—	196

	$376	$(78)	$—	$298

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$23	$(23)	$—	$—
Barclays Bank plc	10	—	—	10
Citibank, NA	100	(7)	(93)	—
Goldman Sachs	1	—	—	1
Goldman Sachs International	25	—	—	25
Morgan Stanley & Co.	48	(48)	—	—

	$207	$(78)	$(93)	$36

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

JUNE 30, 2022	SIX CIRCLES TRUST	283

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2022, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(70)	$(70)
Interest rate contracts	625	—	(3)	622
Foreign exchange contracts	—	6,214	—	6,214

Total	$625	$6,214	$(73)	$6,766

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$299	$299
Interest rate contracts	164	—	(230)	(66)
Foreign exchange contracts	—	(664)	—	(664)

Total	$164	$(664)	$69	$(431)

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(71)	$(71)
Interest rate contracts	(165)	—	(4)	(169)
Foreign exchange contracts	—	537	—	537

Total	$(165)	$537	$(75)	$297

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$301	$301
Interest rate contracts	178	—	(236)	(58)
Foreign exchange contracts	—	899	—	899

Total	$178	$899	$65	$1,142

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(20,188)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(5,524)

284	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(14,109)	$—	$(14,109)
Foreign exchange contracts	—	(2,222)	(2,222)

Total	$(14,109)	$(2,222)	$(16,331)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(2,813)

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Total
Interest rate contracts	$(7,163)	$—	$603	$2,894	$89	$(3,577)
Foreign exchange contracts	—	345,187	—	—	—	345,187

Total	$(7,163)	$345,187	$603	$2,894	$89	$341,610

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Total
Interest rate contracts	$92	$—	$(5,734)	$(585)	$50	$(6,177)
Foreign exchange contracts	—	120,125	—	—	—	120,125

Total	$92	$120,125	$(5,734)	$(585)	$50	$113,948

Six Circles Tax Aware Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$451

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(28)

JUNE 30, 2022	SIX CIRCLES TRUST	285

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(2,778)	$(2,778)
Equity contracts	123	—	—	123
Interest rate contracts	(8,559)	—	1,206	(7,353)
Foreign exchange contracts	—	1,362	—	1,362

Total	$(8,436)	$1,362	$(1,572)	$(8,646)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(2,642)	$(2,642)
Interest rate contracts	907	—	316	1,223
Foreign exchange contracts	—	662	—	662

Total	$907	$662	$(2,326)	$(757)

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2022 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Ultra Short Duration Fund	Six Circles U.S. Unconstrained Equity Fund		Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund		Six Circles Tax Aware Bond Fund		Six Circles Credit Opportunities Fund
Futures Contracts:
Average Notional Amount Long	$118,953	$127,768	$113,173		$124,753		$157,700		$9,232	(a)	$280,713
Average Notional Amount Short	63,400	46,911	14,373	(b)	—		87,436		26,741		40,025
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	8,157	5,930	—		278,636	(b)	1,939,842		—		3,112
Average Principal Amount Sold	72,880	29,967	—		264,348	(b)	6,859,550		—		28,581
Credit Default Swaps:
Average Notional Amount — Buy Protection	13,929	14,129	—		—		—		—		31,240	(c)
Average Notional Amount — Sell Protection	—	—	—		—		—		—		71,490
Interest Rate Swaps:
Average Notional Amount	37,271	40,657	—		—		1,046,286		—		131,180	(a)
Over the Counter Options:
Average Number of Contracts Written	—	—	—		—		216,900		—		—
Average Number of Contracts Purchased	—	—	—		—		13,500	(d)	—		—

(a)	Positions were open for 5 months during the period.
(b)	Positions were open for 1 month during the period.
(c)	Positions were open for 4 months during the period.
(d)	Positions were open for 3 months during the period.

286	SIX CIRCLES TRUST	JUNE 30, 2022

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

H. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

I. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

JUNE 30, 2022	SIX CIRCLES TRUST	287

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

J. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

Six Circles Global Bond Fund had no average amount of borrowings outstanding during the period ended June 30, 2022.

K. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2022, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

L. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

M. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

N. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and

288	SIX CIRCLES TRUST	JUNE 30, 2022

counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in the Fund’s Schedule of Investments.

Six Circles Global Bond Fund had no average amount of borrowings outstanding during the period ended June 30, 2022.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except Six Circles Credit Opportunities Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), BlueBay Asset Management (“BlueBay”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), Federated Investment Management Company (“Federated”) and Lord Abbett & Co. LLC (“Lord Abbett”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

During the reporting period, the Advisor reduced the portion of the Credit Opportunities Fund allocated to Federated to zero, and, as of the expiration of the Fund’s Sub-advisory agreement with Federated on July 28, 2022, Federated will no longer serve as a Sub-Adviser to the Fund.

During the reporting period, an affiliate of the Adviser made a payment to the Six Circles Global Bond Fund of $9,408, relating to a trade error.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

The Administrator has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire the Administrator’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary, foreign exchange, trustee and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, have been amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2023, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2023, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and

JUNE 30, 2022	SIX CIRCLES TRUST	289

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2023, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2022, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2022, the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$2,159	$2,444	$(151)
Six Circles International Unconstrained Equity Fund	13,570	393	(32)

4. Investment Transactions

During the period ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$127,159	$52,080	$14,093	$10,567
Six Circles Tax Aware Ultra Short Duration Fund	155,177	130,183	14,593	12,409
Six Circles U.S. Unconstrained Equity Fund	4,255,677	3,581,921	—	—
Six Circles International Unconstrained Equity Fund	4,169,861	3,524,277	—	—
Six Circles Global Bond Fund	1,236,889	677,271	7,321,875	7,224,019
Six Circles Tax Aware Bond Fund	1,827,996	2,215,086	—	—
Six Circles Credit Opportunities Fund	2,713,291	2,725,891	218,837	182,621

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund, invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In

290	SIX CIRCLES TRUST	JUNE 30, 2022

certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The Global Bond and Credit Opportunities Funds invest a substantial portion of their assets in the Asia Pacific region. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of the Fund. The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If the Fund concentrates in the Asia Pacific region, the Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

As of June 30, 2022, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
15.6%	12.9%	20.7%	15.8%

As of June 30, 2022, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China	Japan
12.4%	20.9%

As of June 30, 2022, a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund may be subject to leveraging risk, which is the risk that certain transactions of the Fund, such as loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Six Circles Credit Opportunities Fund may invest a substantial portion of the Fund’s total assets in below investment grade credit instruments including “high-yield” instruments (also known as “junk bonds”) and “distressed” debt instruments. Any investments in distressed or defaulted securities

JUNE 30, 2022	SIX CIRCLES TRUST	291

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

subject the Fund to even greater credit risk than investments in other below investment-grade instruments. Investments in obligations of restructured, distressed and bankrupt issuers, including debt obligations that are already in default, generally trade significantly below par and may lack liquidity. Defaulted securities might be repaid only after which the issuer might not make any interest or other payments, and such proceedings may result in only partial recovery of principal or no recovery at all. Recovery could involve an exchange of the defaulted obligation for other debt instruments or equity securities of the issuer or its affiliates, each of which may in turn be illiquid or speculative and be valued by the Fund at significantly less than its original purchase price. In addition, investments in distressed issuers may subject the Fund to liability as a lender.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Six Circles Credit Opportunities Fund invests in Loan Assignments. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale. Certain loan assignments are also subject to the risks associated with high yield securities described above.

The value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken, and may continue to take, actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and

292	SIX CIRCLES TRUST	JUNE 30, 2022

12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as "benchmarks" and are the subject of recent regulatory reform.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$611,062	$1,878	$(14,743)	$(12,865)
Six Circles Tax Aware Ultra Short Duration Fund	627,289	1,264	(9,132)	(7,868)
Six Circles U.S. Unconstrained Equity Fund	14,080,519	2,298,568	(1,299,280)	999,288
Six Circles International Unconstrained Equity Fund	12,788,316	705,157	(1,906,842)	(1,201,685)
Six Circles Global Bond Fund	8,770,730	192,051	(1,213,125)	(1,021,074)
Six Circles Tax Aware Bond Fund	5,581,729	3,641	(406,401)	(402,760)
Six Circles Credit Opportunities Fund	3,630,406	5,998	(323,060)	(317,062)

As of December 31, 2021, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$2,788	$1,545
Six Circles Tax Aware Ultra Short Duration Fund	—	4,204
Six Circles International Unconstrained Equity Fund	—	83,463
Six Circles Global Bond Fund	3,722	—
Six Circles Tax Aware Bond Fund	467	965

During the year ended December 31, 2021, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$—	$(292)
Six Circles Tax Aware Ultra Short Duration Fund	—	(432)
Six Circles International Unconstrained Equity	(376,655)	(191,133)

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2021, the Funds deferred to January 1, 2022 the following net capital losses of (amounts in thousands):

	Net Capital Loss
	Short-Term	Long-Term
Six Circles Credit Opportunities Fund	$162	$312

7. Ownership Concentration

As of June 30, 2022, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

JUNE 30, 2022	SIX CIRCLES TRUST	293

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

8. New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and in addition to these and other requirements, to maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. As the Funds come into compliance, the Funds’ approach to asset segregation and coverage requirements will be impacted. Management expects the adoption of this guidance will not have a material impact on the Funds’ financial statements.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure other than what has been disclosed above.

294	SIX CIRCLES TRUST	JUNE 30, 2022

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund on January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual	$1,000.00	$988.94	$0.89	0.18%
Hypothetical	1,000.00	1,023.90	0.90	0.18
Six Circles Tax Aware Ultra Short Duration Fund
Actual	1,000.00	991.63	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15
Six Circles U.S. Unconstrained Equity Fund
Actual	1,000.00	798.80	0.27	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Six Circles International Unconstrained Equity Fund
Actual	1,000.00	806.31	0.40	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Six Circles Global Bond Fund
Actual	1,000.00	926.23	0.53	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Six Circles Tax Aware Bond Fund
Actual	1,000.00	921.25	0.62	0.13
Hypothetical	1,000.00	1,024.15	0.65	0.13
Six Circles Credit Opportunities Fund
Actual	1,000.00	870.01	1.34	0.29
Hypothetical	1,000.00	1,023.36	1.45	0.29

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JUNE 30, 2022	SIX CIRCLES TRUST	295

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Review and Approval of the Continuation of the Advisory, Sub-Advisory and Sub-Sub-Advisory Agreements

The Board of Trustees (the “Board”, and each member of the Board, a “Trustee”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”) met on June 7-8, 2022 (the “Meeting”) to consider and approve (i) the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) and the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) (collectively the “Funds”), and JPMPI; and (ii) the Sub-Advisory Agreements in respect of the Funds (the “Sub-Advisory Agreements”) between JPMPI and BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company (“PIMCO”), Insight North America LLC (“Insight”), Goldman Sachs Asset Management LP (“GSAM”), PGIM, Inc. (“PGIM”), Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), Allspring Global Investments, LLC (“Allspring”), Lord, Abbett & Co. LLC (“Lord Abbett”), BlueBay Asset Management LLP (“BlueBay”), Muzinich & Co., Inc. (“Muzinich”) and Russell Investments Implementation Services, LLC (“RIIS”) (as stand-by “Interim Sub-Adviser”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and the Sub-Sub-Advisory Agreements between BlackRock and each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) as well as the Sub-Sub-Advisory Agreement between PGIM and PGIM Limited (“PGIML”) (the “Sub-Sub-Advisory Agreements”, and together with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”) (each of BIL, BSL and PGIML, a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement, each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting detailed information from JPMPI and each Sub-Adviser in connection with the proposed Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and information for consideration by the Trustees, which were included in the materials for the Meeting (together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and their counsel, Ropes & Gray, held a separate conference call to consider the 15(c) Materials and related proposed advisory, sub-advisory and sub-sub-advisory arrangements, during which the Independent Trustees raised various questions and requests for additional information to be responded to by JPMPI. Subsequent calls were held with representatives from JPMPI to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by JPMPI either in writing or orally at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Advisory Agreement, the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Advisory Agreement between the Trust and JPMPI for the Funds, the Sub-Advisory Agreements in respect of the Funds between JPMPI and BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS and the Sub-Sub-Advisory Agreements between BlackRock and each of BIL and BSL as well as the Sub-Sub-Advisory Agreement between PGIM and PGIML, the Trustees took into account the 15(c) Materials relating to the services provided by JPMPI, the Sub-Advisers and Sub-Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that, to date, RIIS had not been called to act as Interim Sub-Adviser to the Funds. The Trustees reviewed information relating to, among other things, the investment management services provided by the Adviser, the Sub-Adviser and Sub-Sub-Advisers to the Funds, including the compliance programs of the Adviser, the Sub-Advisers and Sub-Sub-Advisers, valuation, and other information related to personnel of the Adviser, Sub-Advisers and Sub-Sub-Advisers who provide investment management

296	SIX CIRCLES TRUST	JUNE 30, 2022

services to the Funds. They also reviewed comparative fee information prepared by Broadridge and a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of advisory and sub-advisory agreements.

Representatives of JPMPI also participated in the Meeting, at which the Trustees discussed the advisory, sub-advisory and sub-sub-advisory arrangements with the Adviser, the Sub-Advisers and the Sub-Sub-Advisers for the Funds. Representatives of PGIM and PIMCO also attended the Meeting, and it was noted that representatives of the other Sub-Advisers had attended board meetings during the last year.

Review Process. In connection with the approval of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding applicable legal standards from Independent Legal Counsel. The Trustees additionally considered the written information provided by JPMPI, the Sub-Advisers and Sub-Sub-Advisers in response to the Trustees’ requests for information and other information provided by JPMPI. The Trustees also heard oral presentations during regular meetings throughout the year on matters related to the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, as well as related arrangements with RIIS. The Independent Trustees held separate telephonic meetings prior to the Meeting, which were attended by Independent Legal Counsel, to discuss the proposed continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements and the related materials and information provided by JPMPI and the Sub-Advisers. Based on their deliberations during the prior meetings, the Independent Trustees formulated a number of questions and requests for follow-up information from management, with respect to which JPMPI had responded in writing or orally during the Meeting. In addition, the Independent Trustees discussed the proposed continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements during an executive session held as part of the Meeting with Independent Legal Counsel at which no representatives of JPMPI, the Sub-Advisers, the Sub-Sub-Advisers or other representatives from management were present. In deciding to approve the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI, the Sub-Advisers and Sub-Sub-Advisers, including for each entity, the experience and capabilities of its senior man-

agement, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Trustees considered JPMPI’s review of its policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser and Sub-Sub-Adviser; and its processes to keep the Trustees informed about matters relevant to the Funds and their shareholders.

Similarly, the Trustees considered the sub-advisory and sub-sub-advisory services provided by each Sub-Adviser and Sub-Sub-Adviser to the Funds. The Trustees also considered information about the investment personnel of BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS who are responsible for providing services under the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. For each of BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI, BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by the Adviser, Sub-Advisers and Sub-Sub-Advisers under the Advisory, Sub-Advisory and Sub-Sub-Advisory Agreements were likely to benefit the Funds and their shareholders.

Investment Performance. As part of their review of the services provided by JPMPI, BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay and Muzinich the Trustees reviewed the performance of each of the Funds, including the Broadridge report containing comparative performance information of a peer group of similar funds selected by Broadridge. In reviewing the comparative

JUNE 30, 2022	SIX CIRCLES TRUST	297

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge do not provide particularly apt comparisons, given the Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purpose. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies. In this regard, the Trustees received supplemental information regarding (i) Sub-Adviser/Sub-Sub-Adviser sleeve performance and (ii) performance of the J.P. Morgan managed account strategies that invest in the Funds.

To evaluate Sub-Adviser/Sub-Sub-Adviser sleeve performance, the Trustees reviewed performance information of each of the Sub-Adviser sleeves against their performance benchmark(s), which included customized benchmarks in certain cases. The Trustees also considered that Sub-Adviser performance is reviewed independently by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), and reviewed related materials from IPGC reports.

Regarding Fund performance, in addition to the performance information comparing each of the Funds against their Broadridge peers and their prospectus stated benchmarks, the Board reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with 2021 portfolio attribution reports pointing out the main contributors to and detractors from the performance of the managed account portfolios, including the role of the Funds as components of the broader portfolios. The Trustees also considered that Fund performance is reviewed independently by the J.P. Morgan Portfolio Governance Committee (“PGC”), a committee responsible for providing ongoing oversight of its internal investment strategies, including the investment strategies inclusive of the Funds and reviewed related materials. The Board considered that PGC to date has been satisfied with the performance of the Funds and each Sub-Adviser and that the Funds have to date and continue to serve their intended purpose.

Based on these reviews, the Trustees concluded that they were satisfied with the investment performance provided by each of JPMPI under the Advisory Agreement and BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS under the respective Sub-Advisory and Sub-Sub-Advisory Agreements.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted JPMPI’s explanation that the advisory fee rate is consistent across all of the Funds as the fee covers sub-advisory fees and each Fund receives similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had: (1) agreed to contractually reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements affect the expenses borne by shareholders.

The Trustees reviewed the advisory fee and total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the Funds’ total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Fund to be reasonable. The Trustees noted that the Broadridge information showed that the actual advisory fee for each Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the total expense ratio for each Fund was also within the low range of total expenses within its peer group, when taking into account the fee waiver and expense reimbursement arrangements for each Fund. The Trustees also found that the fees paid by JPMPI to BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS were reasonable, noting that the Funds do not pay the fees to the Sub-Advisers directly, but that JPMPI compensates them out of the advisory fee it receives from the Funds. The Trustees also considered that the sub-sub-advisory fees paid to the Sub-Advisers are paid out of the sub-advisory fees paid to the Sub-Advisers by JPMPI. The Trustees noted that neither JPMPI nor BlackRock (with respect to the U.S. Equity Fund, International Equity Fund, Global Bond Fund and Credit Opportunities Fund), Insight, PGIM (with respect to the Global Bond Fund), Capital and RIIS identified any funds or accounts with comparable investment objectives and strategies as the Funds. They reviewed the fee rates of funds or accounts with comparable investment objectives and strategies identified by

298	SIX CIRCLES TRUST	JUNE 30, 2022

BlackRock (with respect to the Ultra Short Fund), GSAM (with respect to the Ultra Short Fund and Tax Aware Fund), PIMCO (with respect to the Ultra Short Fund and Tax Aware Ultra Short Fund), Allspring (with respect to the Tax Aware Bond Fund), Nuveen (with respect to the Tax Aware Bond Fund), PGIM (with respect to the Credit Opportunities Fund), Lord Abbett (with respect to the Credit Opportunities Fund), BlueBay (with respect to the Credit Opportunities Fund) and Muzinich (with respect to the Credit Opportunities Fund), noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act, in light of the differences in services provided to the Funds compared to those provided to other funds and other accounts that are not registered under the 1940 Act. Further, the Board noted the limitations of fee comparisons to other funds for which the Sub-Advisers serve as primary investment adviser, as opposed to fees charged to funds that Sub-Advisers sub-advise, in light of the differences in sub-advisory services provided to the Funds compared to those provided to other funds for which the Sub-Advisers serve as primary adviser. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Based on the information presented by JPMPI, BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich, RIIS and Broadridge, the Trustees determined that the level of the advisory fees charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS, the level of sub-sub-advisory fees to be paid by BlackRock to BIL and BSL, the level of sub-sub-advisory fees to be paid by PGIM to PGIML, as well as the total expenses of each Fund, are reasonable, fair and equitable and that approval of the continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements benefits each Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Funds based on profitability information included in the 15(c) Materials, and whether the amount of profits represented a fair entrepreneurial profit for the management of the Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI undertakes as investment manager and sponsor of the Funds. The Trustees also considered the Funds’ operating expenses and the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profits. The

Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2021. The Trustees also took into account that, although JPMPI has not realized profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates to be paid to JPMPI do not have break points, but due to the fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Funds. The Trustees took into account that the Sub-Advisory Agreements for BlackRock, PIMCO, Insight, GSAM, PGIM, Nuveen, Allspring, BlueBay, Muzinich, Lord Abbett, and RIIS include breakpoints to certain of the sub-advisory fees in light of the anticipated size of those Funds.

Ultimately, the Trustees concluded that each of the Funds’ fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS or any of their affiliates may receive other benefits as a result of the relationship with the Trust or the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. Specifically, the Board considered that the Funds serve to expand the CIO investments toolkit, expand the current capacity to invest and reduce unintended portfolio dispersion. The Board also considered that, apart from the Adviser, who does not retain any fees under the Advisory Agreement for managing the Funds, the Funds are not engaging any JPMC affiliates as fund service providers. Instead, the Funds are utilizing third party service providers and restrict any transactions with affiliates. In this regard, the Trustees took into account JPMPI’s representation that no JPMC affiliate is profiting financially directly from the Funds themselves. The Trustees considered that the Adviser does receive a portfolio management fee (“PMF”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including on assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it would receive this PMF independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third party fund or other investment.

The Trustees additionally considered that BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS were not affiliated with any of the Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively

JUNE 30, 2022	SIX CIRCLES TRUST	299

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate does not execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. Having requested and received such information from the Adviser, BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, BlueBay, Muzinich and RIIS as the Trustees believed to be reasonably necessary to evaluate the continuation of the terms of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Trustees, including the Independent Trustees, unanimously concluded that the advisory fee, sub-advisory fee and sub-sub-advisory structures were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable business judgment, approved the continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements for an additional one year term.

300	SIX CIRCLES TRUST	JUNE 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program. JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On June 8, 2022, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum (“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2022	SIX CIRCLES TRUST	301

TRUSTEES

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee first became a Board member of the Trust, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 383 Madison Avenue, New York, NY 10179. The Funds’ Statement of Additional Information includes additional information about the Trustees, and is available, without charge, by calling collect at 1-212-464-2070, or on the Six Circles Funds’ website at www.sixcirclesfunds.com.

Name (Year of Birth; Positions with the Fund since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

Lisa M. Borders (1957); Trustee since inception	Consultant, LMB Group (management consulting) (February 2019–present); President and Chief Executive Officer, TIME’S UP (social welfare) (October 2018–February 2019); President, Women’s National Basketball Association (March 2016–October 2018); Vice President, The Coca-Cola Company (2013–2016).	11	Independent Trustee, Lottery.com (October 2021-present); Director, Operation Hope (2015–2016; 2020–present); Director, Grady Health System (Chair, Quality Committee 2014–2017); Chair, Borders Commission, United States Olympic Committee; Trustee, Duke University; Chair, The Coca-Cola Foundation

James P. Donovan (1950); Lead Independent Trustee since inception	Chairman, Cross Culture Coach LLC (education) (2012–present)	11	Chairman and President, Cannon Point Preservation Corp.; Chairman, Cross Culture Coach LLC

Neil Medugno (1957); Trustee since inception	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994–2017).	11	Independent Trustee, James Alpha Funds Trust (2021-present)

Steven R. Meier (1961): Trustee since August 17th, 2021	Interim Chief Investment Officer, Assistant Treasurer — Senior Principal Investment Officer, Connecticut Office of the State Treasurer (Investment Management) (2019-August 2021); EVP, Chief Investment Officer — Global Fixed Income, Currency and Cash Management, State Street Global Advisors (Investment Management) (June 2013-April 2017).	11	Director, Connecticut Green Bank; Director, Connecticut Innovations

Lauren K. Stack (1963); Trustee since inception	Head of Operations, HyperSpectral APD (medical diagnostics) (2020–present); Principal, b2G Capital, Inc. (consulting) (2016–present); Chief Operating Officer, Corcoran Gallery of Art (2011–2015).	11	Independent Trustee, Virginia 529; Director, ACT for Alexandria (2002–2019); Director, Inova Alexandria Hospital Foundation; Director, Capitol Post
Interested Trustees

Mary E. Savino (1962); Chairman since inception	Managing Director, J.P. Morgan Securities LLC, Asset & Wealth Management division, Head of J.P. Morgan Private Investments Inc. Investment Advisory Business (2016–present); Global Head of Portfolio Management Group (2013–2016); Global Head of Client Portfolio Management for Global Access Funds (2009–2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.	11	Director, J.P. Morgan Private Investments Inc.

(1)	The Trustee serve for an indefinite term
(2)

A Fund Complex means two or more registered investment companies that: (i) hold themselves out to investors as related companies for purposes of investment and investor services; or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The Six Circles Funds Complex for which the Board serves currently includes three registered investment companies (11 funds).

302	SIX CIRCLES TRUST	JUNE 30, 2022

OFFICERS

The Trust’s executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 383 Madison Avenue, New York, NY 10179.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Mary E. Savino (1962), President and Principal Executive Officer since inception	Managing Director, JPMorgan Securities LLC, Asset & Wealth Management division, Head of JPMorgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.

Abby L. Ingber (1962), Chief Legal Officer and Secretary since inception	Executive Director and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2017-present); Deputy General Counsel, Schroder Investment Management North America Inc. and Chief Legal Officer and Secretary, Schroder Funds (2006-2017).

Michael Choi (1971), Chief Compliance Officer since inception	Chief Compliance Officer, J.P. Morgan Private Investments Inc. (2016-present); Managing Director, JPMorgan Chase Bank, N.A. (2018-present); Executive Director; Assistant General Counsel, JPMorgan Chase Bank, N.A. (2008-2016).

Gregory R. McNeil (1975), Principal Financial Officer and Treasurer since inception	Executive Director, JPMorgan Securities LLC (2018-present); Vice President, AQR Capital Management, LLC; Treasurer, AQR Funds (2015-2018).

Gina M. Andes (1976), Assistant Treasurer since inception	Executive Director, JP Morgan Securities LLC (2020-present); Vice President, JP Morgan Securities LLC (2017-2019); Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2013-2017).

Pamela Woodley (1971), Assistant Secretary since 2021	Vice President and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2004-present)

JUNE 30, 2022	SIX CIRCLES TRUST	303

Feb 2021

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as a stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2022. All rights reserved. June 30, 2022.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2022

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For additional information about the risks of investing in the Funds’ see section 5 starting on page 45.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

Six Circles Funds Semi-Annual Report

JUNE 30, 2022

Dear Shareholder,

We hope this letter finds you well.

The six months covered by this report were the most tumultuous we have seen in a while. Geopolitical turmoil and global supply chain issues took center stage, as the Federal Reserve engineered three successive rate hikes in an effort to rein in inflation.

The Six Circles Funds were designed in part to help our discretionary portfolios navigate through all types of markets. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during the review period, and how they performed against this volatile market backdrop.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2022	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2022 (Unaudited)

We believe that we are moving into the later part of the economic cycle.

This year, so far, has proven to be challenging in the markets globally. The MSCI USA Index is down 21.11% through June 2022. Developed Non-U.S. and Emerging Markets Equities also had negative returns in the first half of the year, with the MSCI World ex-USA Index down 18.76%, MSCI Emerging Markets Index down 17.63% and the MSCI World Index down 20.51% during the period.

Global Bond and cash markets outperformed equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bills Index returned 0.16% and the Bloomberg Barclays Global Aggregate Hedged Index had a negative return of 9.06%.

The Fed raised the target federal funds rate to 1.75% in June to bring down inflation to more sustainable levels. Market expectation is currently pricing in a Fed funds rate of 3.5% by year end. The Committee seeks to achieve maximum employment and return inflation to its 2 percent objective.

2	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(20.60)%
MSCI USA Index	(21.11)%

Net Assets as of 06/30/2022 (In Thousands)	$6,038,052

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2022 through June 30, 2022 (the “reporting period”), the Fund posted a negative return on an absolute basis, but outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Communication Services, Health Care and Information Technology sectors comprised approximately 64% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, all the three sectors detracted from the Fund’s performance on an absolute basis. However, relative to the Index, Health Care contributed to the Funds’ performance while Communication Services and Information Technology detracted.

Consumer Discretionary, Consumer Staples and Utilities sectors comprised approximately 13% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. During the reporting period, all the sectors detracted from the Fund’s performance on an absolute basis. However, relative to the index, Consumer Discretionary contributed to the Funds’ performance while Utilities and Consumer Staples detracted.

On an allocation level, the Fund’s allocation to U.S. Energy was the largest contributor to the Fund’s performance, while allocation to Broad USA detracted on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to twenty strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
USA	36%
U.S. Software	7
U.S. Financials	6
U.S. Pharmaceuticals	6
U.S. Information Technology	5
U.S. Managed Health Care	5
U.S Interactive Media & Services	5
U.S. Air, Freight & Logistics	4
U.S. Internet Retail	4
U.S. Communication Services	3
U.S. Data Processing	3
U.S. Growth	3
U.S. Life Sciences, Tools & Services	2
U.S. Electronic Equipment	2
U.S. Semiconductors & Semiconductor Equipment	2
U.S. Technology, Hardware & Equipment	2
U.S. Energy	2
U.S. Airlines	1

JUNE 30, 2022	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

PORTFOLIO ALLOCATION***
U.S. Beverages	1%
U.S. Biotechnology	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

Allocation to Broad USA, which was approximately 36% of the Fund as of June 30, 2022, provides what the Adviser believes to be an ability to tactically allocate broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocations to U.S. Software and U.S. Internet Retail provide what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. These exposures comprised approximately 11% of the Fund as of June 30, 2022.

Allocations to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 7% of the Fund as of June 30, 2022. The Adviser believes that Pharmaceutical companies have strong fundamentals with attractive valuations in the current market. The Biotechnology sector focuses on companies primarily engaged in the research, development, manufacturing and /or marketing of products based on genetic analysis and genetic engineering.

Allocation to U.S. Financials comprised approximately 6% of the Fund as of June 30, 2022. The Adviser believes in capital adequacy and dividend sustainability in the sector and has conviction in the position given compelling valuations and more realistic market expectations about potential credit costs and buybacks.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 5% of the Fund as of June 30, 2022. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

Allocation to U.S. Information Technology, which allows the Adviser to access specific exposures within the Technology sector, was approximately 5% of the Fund as of June 30, 2022.

Allocations to U.S. Managed Health Care comprised approximately 5% of the Fund as of June 30, 2022. The Adviser

believes that the allocation focuses on the intersection of health care and innovation. Allocation to U.S. Managed Health Care provides exposure to the four paradigm shifts within Health care identified by our CIO team, including big data, advanced diagnostics, targeted therapies, and enhanced aging.

The Adviser believes that valuations for U.S. Semiconductors & Semiconductor Equipment industries are now more reasonable and provide an attractive entry point. This allocation comprised approximately 2% of the Fund as of June 30, 2022.

Allocation to U.S. Technology, Hardware & Equipment allows the Adviser to access specific exposures within the Technology sector. This allocation comprised approximately 2% of the Fund as of June 30, 2022.

The Adviser believes that companies under U.S. Air, Freight & Logistics sector are likely to improve free cash flow generation after having underperformed. This allocation comprised approximately 4% of the Fund as of June 30, 2022.

Allocation to Communications Services, allows the Adviser to gain specific exposures within the mega cap technology sectors. The allocation was approximately 3% of the Fund as of June 30, 2022.

Allocation to U.S. Beverages was approximately 1% of the Fund’s exposure as of June 30, 2022 and reflects the Adviser’s belief that major players of this sector are going through structural changes and are set to improve free cash flow conversion.

The Adviser believes that allocation to the U.S. Electronic Equipment is attractive given its position within the broader Information Technology Sector and structural change over the past decade. This allocation comprised approximately 2% of the Fund as of June 30, 2022.

The Adviser believes that allocation to U.S. Energy serves as a cyclical exposure that may do well as rates rise. This allocation was approximately 2% of the Fund as of June 30, 2022.

The Adviser believes that allocation to U.S. Airlines takes advantage of the continued global recovery and rebound in travel. This allocation comprised approximately 1% of the Fund as of June 30, 2022.

Allocation to U.S. Growth was approximately 3% of the Fund’s exposure as of June 30, 2022 The Adviser believes that growth equities sold off aggressively through the first half of 2022 following Fed Hikes, so allocation to U.S. Growth Style factor rebalances risks in the portfolio.

Allocation to Life Sciences Tools & Services was approximately 2% of the Fund as of June 30, 2022. The Adviser believes that the sector comprises of high quality and large cap companies with double digit earnings growth.

Allocation to Data Processing was approximately 3% of the Fund as of June 30, 2022. The Adviser believes that the companies within the sector’s core business have been accelerating and have expanded into new payment flows.

4	SIX CIRCLES TRUST	JUNE 30, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	(20.60)%	(12.97)%	12.30%

*	Not Annualized

GROWTH OF $10,000 REPORT (04/10/2019 to 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.07% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 626 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2022	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(19.15)%
MSCI World ex-USA Index	(18.76)%

Net Assets as of 06/30/2022 (In Thousands)	$2,885,357

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2022 through June 30, 2022 (the “reporting period”), the Fund posted a negative return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”) on a relative basis. References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index and is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Consumer Discretionary, Health Care and Information Technology sectors comprised approximately 45% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. All three sectors detracted from the Fund’s performance on an absolute basis. However, relative to the index, Health Care contributed while Consumer Discretionary and Information Technology detracted from performance.

Communication Services, Materials, Industrials and Financials comprised approximately 34% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All four sectors detracted from the Fund’s performance on an absolute basis. Relative to the index, Materials contributed to performance while Industrials, Financials and Communication Services detracted.

On an allocation level, the Fund’s allocation to Swiss Pharmaceuticals was the largest contributor, while the allocation to Europe Textile Luxury Goods was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to seventeen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Financials	14%
Europe Pharmaceuticals	14
Europe Textiles Luxury Goods	12
Europe Industrials	10
Europe Integrated Oil & Gas	7
Europe Semiconductors	7
Europe Food Products	6
Europe Automobiles	5
Europe	4
European Metals & Mining	4
Japan Consumer Electronics	4
Europe ex-UK Utilities	3
Swiss Food Products	3
Japan Interactive Home Entertainment	2
Korea Technology, Hardware, Storage & Peripherals	2
Pacific ex-Japan	2
Canada	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2022 for financial reporting

6	SIX CIRCLES TRUST	JUNE 30, 2022

purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2022. The portfolio allocation is subject to change.

Allocation to Europe Financials was approximately 14% of the Fund as of June 30, 2022. The Adviser has conviction in the sector due to improved capital levels, and believes Financials can directly benefit from higher inflation and rates through higher lending costs and better net interest margin.

Allocation to Europe Pharmaceuticals comprised approximately 14% of the Fund as of June 30, 2022 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations within the context of the broader Portfolios.

Allocation to Europe Industrials was approximately 10% of the Fund as of June 30, 2022 and provides an exposure that the Adviser believes will benefit from economic growth and recovery.

The Adviser believes that the allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 3% of the Fund as of June 30, 2022.

Allocation to European Food Products was approximately 6% of the fund as of June 30, 2022 and serves as a defensive position, allowing the Adviser access to a concentrated index of high-quality European companies.

The Adviser believes that companies within the Europe Semiconductors sector have reasonable valuations making the sector very attractive. Following the theme of electrification, demand for semis and semi equipment may likely increase. The sector comprised approximately 7% of the Fund as of June 30, 2022.

The Adviser believes that allocation to Europe Automobiles is expected to perform well as the economy recovers. The focus on electric vehicles is likely to be a tailwind. This allocation comprised approximately 5% of the Fund as of June 30, 2022.

The allocation to Europe Metals and Mining provides what the Adviser believes is a cyclical exposure to companies with strong balance sheets. The allocation was approximately 4% of the Fund as of June 30, 2022.

European Equities sector has exposure to companies with secular tailwinds and a large concentration in semiconductors. This allocation comprised approximately 4% of the Fund as of June 30, 2022.

The Adviser believes that companies in the Europe Textiles Luxury Goods sector are high quality consumer-oriented companies within the Consumer Discretionary sector, and provides for the cyclical exposure in Europe expected to perform well as the global economy continues to recover. This allocation comprised approximately 12% of the Fund as of June 30, 2022.

Allocation to Europe Integrated Oil & Gas provides exposure to a cyclical industry that the Adviser believes will take advantage of the early cycle environment, and comprised approximately 7% of the Fund as of June 30, 2022.

The Adviser believes that the allocation to Japan Consumer Electronics provides exposure to high quality Japanese Equity companies with evolving business models. The allocation was approximately 4% of the Fund as of June 30, 2022.

The Adviser believes that the allocation to Japan Interactive Home Entertainment provides exposure to companies that have quality earnings potential that may be underappreciated by the market. The allocation was approximately 2% of the Fund as of June 30, 2022.

The allocation to Korea Technology, Hardware, Storage and Peripherals provides what the Adviser believes is exposure to a strong player within the global technology supply chain. The allocation was approximately 2% of the Fund as of June 30, 2022.

Allocation to Swiss Food Products was approximately 3% of the fund as of June 30, 2022 and serves as a defensive position, allowing the Adviser access to a concentrated index of high-quality Swiss companies.

Allocations to Pacific ex-Japan and Canada comprised approximately 2% & 1% of the fund respectively as of June 30, 2022. The Adviser believes that these allocations provide for the diversification of the regional exposure.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2022
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio International Unconstrained Fund	(19.15)%	(14.42)%	3.13%

*	Not Annualized

JUNE 30, 2022	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2022 Through June 30, 2022 (Unaudited) (continued)

GROWTH OF $10,000 REPORT (04/10/2019 to 06/30/2022)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.32% and 0.12% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to June 30, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 887 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,380 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

8	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.6%
Basic Materials — 0.8%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	15	3,598
Albemarle Corp.	7	1,538
Celanese Corp., Class A	8	883
CF Industries Holdings, Inc.	14	1,171
Dow, Inc.	50	2,573
DuPont de Nemours, Inc.	36	1,994
Eastman Chemical Co.	10	928
Ecolab, Inc.	19	2,869
FMC Corp.	8	860
International Flavors & Fragrances, Inc.	18	2,094
Linde plc, (United Kingdom)	33	9,628
LyondellBasell Industries NV, Class A	19	1,636
Mosaic Co. (The)	25	1,197
PPG Industries, Inc.	17	1,917
RPM International, Inc.	8	642
Sherwin-Williams Co. (The)	18	3,960
Westlake Corp.	3	320

		37,808

Forest Products & Paper — 0.0% (g)
International Paper Co.	25	1,054

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	33	515
Nucor Corp.	21	2,184
Steel Dynamics, Inc.	15	969

		3,668

Mining — 0.1%
Alcoa Corp.	10	464
Freeport-McMoRan, Inc.	100	2,912
Newmont Corp.	50	2,967

		6,343

Total Basic Materials		48,873

Communications — 18.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	50	1,366
Omnicom Group, Inc.	26	1,676
Trade Desk, Inc. (The), Class A (a)	112	4,691

		7,733

Internet — 15.0%
Airbnb, Inc., Class A (a)	24	2,102
Alphabet, Inc., Class A (a)	95	206,243
Alphabet, Inc., Class C (a)	89	195,549
Amazon.com, Inc. (a)	2,596	275,719
Booking Holdings, Inc. (a)	3	5,387
CDW Corp.	107	16,827
Chewy, Inc., Class A (a)	26	913
DoorDash, Inc., Class A (a)	54	3,446

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — continued
eBay, Inc.	165	6,871
Etsy, Inc. (a)	34	2,478
Expedia Group, Inc. (a)	10	935
F5, Inc. (a)	10	1,533
GoDaddy, Inc., Class A (a)	16	1,107
IAC/InterActiveCorp. (a)	26	1,971
Lyft, Inc., Class A (a)	21	274
Marqeta, Inc., Class A (a)	54	441
Match Group, Inc. (a)	88	6,101
MercadoLibre, Inc., (Argentina) (a)	13	8,047
Meta Platforms, Inc., Class A (a)	727	117,251
Netflix, Inc. (a)	58	10,217
NortonLifeLock, Inc.	139	3,051
Okta, Inc., Class A (a)	16	1,487
Palo Alto Networks, Inc. (a)	25	12,221
Pinterest, Inc., Class A (a)	184	3,349
Roku, Inc., Class A (a)	17	1,358
Snap, Inc., Class A (a)	349	4,578
Twitter, Inc. (a)	249	9,302
Uber Technologies, Inc. (a)	119	2,428
VeriSign, Inc. (a)	10	1,727
Wayfair, Inc., Class A (a)	23	994
Zendesk, Inc. (a)	30	2,189
Zillow Group, Inc., Class C (a)	16	518

		906,614

Media — 1.2%
Cable One, Inc.	1	723
Charter Communications, Inc., Class A (a)	16	7,471
Comcast Corp., Class A	544	21,350
DISH Network Corp., Class A (a)	33	598
FactSet Research Systems, Inc.	8	2,953
Fox Corp., Class A	42	1,344
Fox Corp., Class B	20	609
Liberty Broadband Corp., Class C (a)	18	2,074
Liberty Global plc, (United Kingdom), Class A (a)	28	589
Liberty Global plc, (United Kingdom), Class C (a)	47	1,046
Liberty Media Corp.-Liberty Formula One, Class C (a)	28	1,800
Liberty Media Corp.-Liberty SiriusXM, Class A	12	432
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	24	882
News Corp., Class A	56	868
Paramount Global, Class B	79	1,956
Sirius XM Holdings, Inc.	91	555
Walt Disney Co. (The) (a)	238	22,453
Warner Bros Discovery, Inc. (a)	278	3,726

		71,429

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Telecommunications — 1.9%
Arista Networks, Inc. (a)	39	3,680
AT&T, Inc.	862	18,061
Cisco Systems, Inc.	637	27,166
Corning, Inc.	636	20,046
Juniper Networks, Inc.	50	1,416
Lumen Technologies, Inc.	125	1,362
Motorola Solutions, Inc.	26	5,516
T-Mobile US, Inc. (a)	82	11,025
Verizon Communications, Inc.	505	25,608

		113,880

Total Communications		1,099,656

Consumer Cyclical — 4.3%
Airlines — 0.8%
Delta Air Lines, Inc. (a)	760	22,021
Southwest Airlines Co. (a)	700	25,294

		47,315

Apparel — 0.2%
NIKE, Inc., Class B	96	9,809
VF Corp.	26	1,138

		10,947

Auto Manufacturers — 0.9%
Cummins, Inc.	10	1,963
Ford Motor Co.	266	2,963
General Motors Co. (a)	93	2,969
Lucid Group, Inc. (a)	24	416
PACCAR, Inc.	25	2,037
Rivian Automotive, Inc., Class A (a)	11	288
Tesla, Inc. (a)	65	43,726

		54,362

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	22	1,992
BorgWarner, Inc.	18	589
Lear Corp.	5	582

		3,163

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	18	1,948
Fastenal Co.	37	1,840
LKQ Corp.	13	639
Pool Corp.	3	945
WW Grainger, Inc.	4	1,705

		7,077

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A (a)	70	942
Caesars Entertainment, Inc. (a)	17	639
Live Nation Entertainment, Inc. (a)	22	1,782

SECURITY DESCRIPTION	SHARES		VALUE($)

Entertainment — continued
Vail Resorts, Inc.	4		778

			4,141

Food Service — 0.0% (g)
Aramark	17		512

Home Builders — 0.1%
DR Horton, Inc.	20		1,348
Lennar Corp., Class A	15		1,028
NVR, Inc. (a)	—	(h)	773
PulteGroup, Inc.	11		438

			3,587

Home Furnishings — 0.0% (g)
Whirlpool Corp.	4		672

Housewares — 0.0% (g)
Newell Brands, Inc.	37		707

Leisure Time — 0.0% (g)
Carnival Corp. (a)	73		635
Peloton Interactive, Inc., Class A (a)	31		282
Royal Caribbean Cruises Ltd. (a)	19		678

			1,595

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	22		2,420
Las Vegas Sands Corp. (a)	25		841
Marriott International, Inc., Class A	22		2,965
MGM Resorts International	26		742
Wynn Resorts Ltd. (a)	9		521

			7,489

Retail — 1.9%
Advance Auto Parts, Inc.	3		506
AutoZone, Inc. (a)	1		3,129
Bath & Body Works, Inc.	17		446
Best Buy Co., Inc.	17		1,095
Burlington Stores, Inc. (a)	4		581
CarMax, Inc. (a)	13		1,150
Carvana Co., Class A (a)	13		293
Chipotle Mexican Grill, Inc., Class A (a)	2		2,511
Costco Wholesale Corp.	33		15,892
Darden Restaurants, Inc.	9		1,055
Dollar General Corp.	14		3,482
Dollar Tree, Inc. (a)	16		2,516
Domino’s Pizza, Inc.	2		970
Genuine Parts Co.	9		1,140
Home Depot, Inc. (The)	77		21,148
Lowe’s Cos., Inc.	42		7,334

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Retail — continued
Lululemon Athletica, Inc., (Canada) (a)	9	2,464
McDonald’s Corp.	47	11,535
O’Reilly Automotive, Inc. (a)	5	2,951
Ross Stores, Inc.	24	1,652
Starbucks Corp.	88	6,700
Target Corp.	30	4,266
TJX Cos., Inc. (The)	80	4,448
Tractor Supply Co.	8	1,548
Ulta Beauty, Inc. (a)	4	1,461
Walgreens Boots Alliance, Inc.	52	1,961
Walmart, Inc.	98	11,951
Yum! Brands, Inc.	19	2,125

		116,310

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	10	848

Total Consumer Cyclical		258,725

Consumer Non-cyclical — 24.2%
Agriculture — 0.3%
Altria Group, Inc.	114	4,756
Archer-Daniels-Midland Co.	38	2,959
Bunge Ltd.	10	925
Philip Morris International, Inc.	97	9,614

		18,254

Beverages — 2.1%
Brown-Forman Corp., Class B	61	4,300
Coca-Cola Co. (The)	824	51,829
Constellation Brands, Inc., Class A	33	7,618
Keurig Dr Pepper, Inc.	153	5,404
Molson Coors Beverage Co., Class B	40	2,170
Monster Beverage Corp. (a)	82	7,581
PepsiCo., Inc.	276	45,973

		124,875

Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. (a)	21	2,998
Amgen, Inc.	95	23,107
Biogen, Inc. (a)	26	5,293
BioMarin Pharmaceutical, Inc. (a)	33	2,725
Bio-Rad Laboratories, Inc., Class A (a)	6	2,948
Corteva, Inc.	50	2,689
Gilead Sciences, Inc.	215	13,306
Horizon Therapeutics Plc (a)	38	2,994
Illumina, Inc. (a)	41	7,506
Incyte Corp. (a)	31	2,361
Moderna, Inc. (a)	62	8,873
Regeneron Pharmaceuticals, Inc. (a)	18	10,923
Royalty Pharma plc, Class A	19	784
Seagen, Inc. (a)	26	4,602
Vertex Pharmaceuticals, Inc. (a)	46	13,031

		104,140

SECURITY DESCRIPTION	SHARES	VALUE($)

Commercial Services — 1.9%
Affirm Holdings, Inc., Class A (a)	47	853
AMERCO	1	406
Automatic Data Processing, Inc.	108	22,760
Block, Inc., Class A (a)	136	8,346
Booz Allen Hamilton Holding Corp., Class A	11	1,028
Cass Information Systems, Inc.	2	58
Cintas Corp.	7	2,789
Clarivate plc, (United Kingdom) (a)	32	447
CoStar Group, Inc. (a)	27	1,637
Equifax, Inc.	10	1,738
Euronet Worldwide, Inc. (a)	8	772
EVERTEC, Inc., (Puerto Rico)	9	350
Evo Payments, Inc., Class A (a)	7	159
FleetCor Technologies, Inc. (a)	21	4,331
Gartner, Inc. (a)	9	2,240
Global Payments, Inc.	72	7,969
I3 Verticals, Inc., Class A (a)	4	90
MarketAxess Holdings, Inc.	9	2,198
MoneyGram International, Inc. (a)	12	123
Moody’s Corp.	31	8,366
Paya Holdings, Inc. (a)	13	85
Paymentus Holdings, Inc., Class A (a)	2	32
Payoneer Global, Inc. (a)	29	114
PayPal Holdings, Inc. (a)	290	20,227
Quanta Services, Inc.	10	1,208
Remitly Global, Inc. (a)	12	95
Repay Holdings Corp., Class A (a)	12	149
Robert Half International, Inc.	8	624
Rollins, Inc.	12	426
S&P Global, Inc.	61	20,685
Sabre Corp. (a)	45	262
Shift4 Payments, Inc., Class A (a)	7	243
TransUnion	12	968
United Rentals, Inc. (a)	5	1,292
Verisk Analytics, Inc., Class A	11	1,854
WEX, Inc. (a)	7	1,047

		115,971

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	52	4,199
Estee Lauder Cos., Inc. (The), Class A	18	4,596
Procter & Gamble Co. (The)	155	22,263

		31,058

Food — 0.4%
Campbell Soup Co.	17	800
Conagra Brands, Inc.	35	1,189
General Mills, Inc.	41	3,128
Hershey Co. (The)	8	1,799
Hormel Foods Corp.	20	955
J M Smucker Co. (The)	9	1,113

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Food — continued
Kellogg Co.	17	1,246
Kraft Heinz Co. (The)	49	1,876
Kroger Co. (The)	45	2,118
McCormick & Co., Inc.	16	1,312
Mondelez International, Inc., Class A	91	5,677
Sysco Corp.	39	3,273
Tyson Foods, Inc., Class A	21	1,813

		26,299

Healthcare — Products — 3.0%
Abbott Laboratories	113	12,327
ABIOMED, Inc. (a)	3	650
Align Technology, Inc. (a)	6	1,405
Avantor, Inc. (a)	157	4,877
Baxter International, Inc.	30	1,938
Bio-Techne Corp.	10	3,461
Boston Scientific Corp. (a)	91	3,395
Cooper Cos., Inc. (The)	4	1,122
Danaher Corp.	177	44,975
DENTSPLY SIRONA, Inc.	20	704
Edwards Lifesciences Corp. (a)	45	4,323
Exact Sciences Corp. (a)	31	1,213
Henry Schein, Inc. (a)	9	718
Hologic, Inc. (a)	16	1,118
IDEXX Laboratories, Inc. (a)	6	2,062
Insulet Corp. (a)	4	975
Intuitive Surgical, Inc. (a)	27	5,486
Masimo Corp. (a)	5	594
Medtronic plc, (Ireland)	87	7,812
Novocure Ltd., (Jersey) (a)	7	457
PerkinElmer, Inc.	32	4,595
ResMed, Inc.	10	2,142
STERIS plc	6	1,299
Stryker Corp.	22	4,467
Teleflex, Inc.	3	848
Thermo Fisher Scientific, Inc.	103	55,880
Waters Corp. (a)	16	5,209
West Pharmaceutical Services, Inc.	19	5,872
Zimmer Biomet Holdings, Inc.	14	1,481

		181,405

Healthcare — Services — 5.7%
Catalent, Inc. (a)	51	5,500
Centene Corp. (a)	255	21,615
Charles River Laboratories International, Inc. (a)	13	2,778
DaVita, Inc. (a)	3	272
Elevance Health, Inc.	106	51,139
HCA Healthcare, Inc.	15	2,439
Humana, Inc.	57	26,591
IQVIA Holdings, Inc. (a)	51	11,103
Laboratory Corp. of America Holdings	6	1,386
Molina Healthcare, Inc. (a)	26	7,235

SECURITY DESCRIPTION	SHARES	VALUE($)

Healthcare — Services — continued
Quest Diagnostics, Inc.	7	881
Teladoc Health, Inc. (a)	16	528
UnitedHealth Group, Inc.	413	212,230
Universal Health Services, Inc., Class B	5	501

		344,198

Household Products/Wares — 0.1%
Avery Dennison Corp.	6	975
Church & Dwight Co., Inc.	14	1,319
Clorox Co. (The)	9	1,209
Kimberly-Clark Corp.	21	2,813

		6,316

Pharmaceuticals — 8.5%
AbbVie, Inc.	299	45,846
AmerisourceBergen Corp., Class A	9	1,315
Becton Dickinson and Co.	19	4,655
Bristol-Myers Squibb Co.	610	46,974
Cardinal Health, Inc.	21	1,072
Cigna Corp.	20	5,346
CVS Health Corp.	85	7,841
Dexcom, Inc. (a)	26	1,961
Elanco Animal Health, Inc. (a)	23	444
Eli Lilly & Co.	235	76,219
Jazz Pharmaceuticals plc, (Ireland) (a)	3	403
Johnson & Johnson	754	133,855
McKesson Corp.	11	3,432
Merck & Co., Inc.	726	66,184
Neurocrine Biosciences, Inc. (a)	17	1,612
Organon & Co.	57	1,911
Pfizer, Inc.	1,611	84,450
Viatris, Inc.	364	3,810
Zoetis, Inc., Class A	139	23,871

		511,201

Total Consumer Non-cyclical		1,463,717

Energy — 4.1%
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	23	4,458
Plug Power, Inc. (a)	33	540
SolarEdge Technologies, Inc., (Israel) (a)	9	2,358

		7,356

Oil & Gas — 3.3%
APA Corp.	62	2,150
Chevron Corp.	323	46,727
ConocoPhillips	216	19,370
Coterra Energy, Inc.	128	3,312
Devon Energy Corp.	102	5,603
Diamondback Energy, Inc.	28	3,357
EOG Resources, Inc.	98	10,821
EQT Corp.	56	1,914

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Oil & Gas — continued
Exxon Mobil Corp.	701	60,044
Hess Corp.	49	5,168
Marathon Oil Corp.	126	2,826
Marathon Petroleum Corp.	95	7,769
Occidental Petroleum Corp.	152	8,963
Phillips 66	81	6,634
Pioneer Natural Resources Co.	39	8,616
Valero Energy Corp.	66	7,060

		200,334

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	167	4,831
Halliburton Co.	152	4,775
Schlumberger NV	249	8,919

		18,525

Pipelines — 0.4%
Cheniere Energy, Inc.	35	4,664
Kinder Morgan, Inc.	335	5,614
ONEOK, Inc.	72	3,991
Targa Resources Corp.	36	2,172
Williams Cos., Inc. (The)	195	6,093

		22,534

Total Energy		248,749

Financial — 12.3%
Banks — 3.2%
Bank of America Corp.	1,164	36,245
Bank of New York Mellon Corp. (The)	139	5,786
Citigroup, Inc.	327	15,050
Citizens Financial Group, Inc.	100	3,568
Fifth Third Bancorp	131	4,407
First Citizens BancShares, Inc., Class A	3	2,027
First Republic Bank	33	4,703
Goldman Sachs Group, Inc. (The)	56	16,530
Huntington Bancshares, Inc.	281	3,385
KeyCorp.	193	3,325
M&T Bank Corp.	32	5,154
Morgan Stanley	220	16,706
Northern Trust Corp.	40	3,832
PNC Financial Services Group, Inc. (The)	71	11,155
Regions Financial Corp.	183	3,440
Signature Bank	14	2,597
State Street Corp.	70	4,315
SVB Financial Group (a)	11	4,522
Truist Financial Corp.	225	10,686
US Bancorp	238	10,950
Webster Financial Corp.	45	1,894
Wells Fargo & Co.	617	24,152

		194,429

SECURITY DESCRIPTION	SHARES	VALUE($)

Diversified Financial Services — 4.4%
Ally Financial, Inc.	77	2,570
American Express Co.	113	15,688
Ameriprise Financial, Inc.	21	5,075
Apollo Global Management, Inc.	76	3,690
BlackRock, Inc., Class A	2	1,151
Bread Financial Holdings, Inc.	7	277
Capital One Financial Corp.	72	7,546
Cboe Global Markets, Inc.	22	2,496
Charles Schwab Corp. (The)	239	15,071
CME Group, Inc., Class A	61	12,385
Coinbase Global, Inc., Class A (a)	22	1,034
Discover Financial Services	53	5,038
Flywire Corp. (a)	5	80
Franklin Resources, Inc.	82	1,901
Intercontinental Exchange, Inc.	96	9,075
International Money Express, Inc. (a)	5	101
Invesco Ltd.	97	1,568
LPL Financial Holdings, Inc.	14	2,602
Mastercard, Inc., Class A	227	71,734
Nasdaq, Inc.	23	3,448
Raymond James Financial, Inc.	34	3,075
SEI Investments Co.	32	1,729
Synchrony Financial	107	2,946
T Rowe Price Group, Inc.	43	4,912
Tradeweb Markets, Inc., Class A	23	1,586
Upstart Holdings, Inc. (a)	13	404
Visa, Inc., Class A	432	85,040
Western Union Co. (The)	111	1,826

		264,048

Insurance — 3.3%
Aflac, Inc.	113	6,249
Alleghany Corp. (a)	3	2,508
Allstate Corp. (The)	50	6,377
American Financial Group, Inc.	15	2,020
American International Group, Inc.	142	7,251
Aon plc, Class A	38	10,202
Arch Capital Group Ltd., (Bermuda) (a)	63	2,881
Arthur J Gallagher & Co.	37	6,058
Assurant, Inc.	10	1,643
Berkshire Hathaway, Inc., Class B (a)	205	56,003
Brown & Brown, Inc.	39	2,287
Chubb Ltd., (Switzerland)	66	13,038
Cincinnati Financial Corp.	30	3,589
Equitable Holdings, Inc.	89	2,308
Erie Indemnity Co., Class A	5	992
Everest Re Group Ltd., (Bermuda)	8	2,270
Fidelity National Financial, Inc.	60	2,236
Globe Life, Inc.	20	1,943
Hartford Financial Services Group, Inc. (The)	65	4,240
Lincoln National Corp.	40	1,851

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Loews Corp.	42	2,471
Markel Corp. (a)	3	3,404
Marsh & McLennan Cos., Inc.	86	13,301
MetLife, Inc.	123	7,726
Principal Financial Group, Inc.	46	3,086
Progressive Corp. (The)	98	11,443
Prudential Financial, Inc.	66	6,339
Travelers Cos., Inc. (The)	43	7,201
Willis Towers Watson plc, (United Kingdom)	22	4,383
WR Berkley Corp.	34	2,304

		197,604

Private Equity — 0.3%
Blackstone, Inc.	120	10,963
Carlyle Group, Inc. (The)	40	1,264
KKR & Co., Inc.	103	4,776

		17,003

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	26	1,908

REITS — 1.1%
Alexandria Real Estate Equities, Inc.	8	1,199
American Homes 4 Rent, Class A	21	728
American Tower Corp.	32	8,129
Annaly Capital Management, Inc.	283	1,672
AvalonBay Communities, Inc.	10	1,932
Boston Properties, Inc.	8	738
Camden Property Trust	5	721
Crown Castle International Corp.	28	4,734
Digital Realty Trust, Inc.	20	2,534
Duke Realty Corp.	20	1,125
Equinix, Inc.	7	4,652
Equity LifeStyle Properties, Inc.	10	705
Equity Residential	26	1,872
Essex Property Trust, Inc.	4	1,014
Extra Space Storage, Inc.	8	1,360
Healthpeak Properties, Inc.	28	737
Host Hotels & Resorts, Inc.	43	673
Invitation Homes, Inc.	34	1,195
Iron Mountain, Inc.	14	695
Kimco Realty Corp.	30	599
Medical Properties Trust, Inc.	34	514
Mid-America Apartment Communities, Inc.	7	1,175
Prologis, Inc.	46	5,402
Public Storage	10	3,110
Realty Income Corp.	36	2,449
Regency Centers Corp.	7	415
SBA Communications Corp., Class A	8	2,441
Simon Property Group, Inc.	21	1,986
Sun Communities, Inc.	7	1,072
UDR, Inc.	19	858

SECURITY DESCRIPTION	SHARES	VALUE($)

REITS — continued
Ventas, Inc.	27	1,411
VICI Properties, Inc.	64	1,911
Vornado Realty Trust	12	333
Welltower, Inc.	27	2,252
Weyerhaeuser Co.	54	1,785
WP Carey, Inc.	10	838

		64,966

Total Financial		739,958

Industrial — 8.5%
Aerospace/Defense — 0.8%
Boeing Co. (The) (a)	43	5,819
General Dynamics Corp.	16	3,442
HEICO Corp.	3	348
HEICO Corp., Class A	6	598
Howmet Aerospace, Inc.	31	964
L3Harris Technologies, Inc.	11	2,768
Lockheed Martin Corp.	16	6,887
Northrop Grumman Corp.	10	4,699
Raytheon Technologies Corp.	97	9,304
Teledyne Technologies, Inc. (a)	37	14,039
TransDigm Group, Inc. (a)	4	1,917

		50,785

Building Materials — 0.2%
Carrier Global Corp.	59	2,094
Fortune Brands Home & Security, Inc.	12	709
Johnson Controls International plc	49	2,335
Lennox International, Inc.	3	641
Martin Marietta Materials, Inc.	4	1,297
Masco Corp.	18	919
Mohawk Industries, Inc. (a)	4	476
Owens Corning	7	557
Vulcan Materials Co.	10	1,480

		10,508

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	17	1,908
Emerson Electric Co.	40	3,197
Generac Holdings, Inc. (a)	5	1,022

		6,127

Electronics — 2.1%
Agilent Technologies, Inc.	81	9,578
Allegion plc, (Ireland)	5	517
Amphenol Corp., Class A	471	30,339
Arrow Electronics, Inc. (a)	54	6,088
Fortive Corp.	25	1,381
Garmin Ltd., (Switzerland)	12	1,177
Honeywell International, Inc.	45	7,742
Keysight Technologies, Inc. (a)	147	20,230
Mettler-Toledo International, Inc. (a)	6	6,848

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electronics — continued
Sensata Technologies Holding plc	12	516
TE Connectivity Ltd.	257	29,102
Trimble, Inc. (a)	200	11,665

		125,183

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	9	1,175

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	12	552
Republic Services, Inc., Class A	16	2,059
Waste Connections, Inc.	19	2,365
Waste Management, Inc.	29	4,465

		9,441

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	756
Stanley Black & Decker, Inc.	12	1,285

		2,041

Machinery — Construction & Mining — 0.1%
Caterpillar, Inc.	37	6,594

Machinery — Diversified — 0.4%
Cognex Corp.	138	5,860
Deere & Co.	22	6,598
Dover Corp.	10	1,222
IDEX Corp.	5	945
Ingersoll Rand, Inc.	25	1,035
Nordson Corp.	3	507
Otis Worldwide Corp.	29	2,065
Rockwell Automation, Inc.	9	1,777
Westinghouse Air Brake Technologies Corp.	12	989
Xylem, Inc.	15	1,158

		22,156

Miscellaneous Manufacturers — 0.4%
3M Co.	38	4,876
AO Smith Corp.	11	597
Eaton Corp. plc	27	3,383
General Electric Co.	84	5,340
Illinois Tool Works, Inc.	21	3,810
Parker-Hannifin Corp.	9	2,211
Textron, Inc.	16	953
Trane Technologies plc, (Ireland)	19	2,448

		23,618

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	104	1,288
Ball Corp.	27	1,850
Crown Holdings, Inc.	10	930
Packaging Corp. of America	7	912
Sealed Air Corp.	8	457

SECURITY DESCRIPTION	SHARES	VALUE($)

Packaging & Containers — continued
Westrock Co.	18	727

		6,164

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	3	735

Transportation — 4.1%
CH Robinson Worldwide, Inc.	133	13,486
CSX Corp.	146	4,239
Expeditors International of Washington, Inc.	176	17,159
FedEx Corp.	249	56,452
JB Hunt Transport Services, Inc.	7	1,050
Knight-Swift Transportation Holdings, Inc., Class A	15	685
Norfolk Southern Corp.	16	3,666
Old Dominion Freight Line, Inc.	8	2,077
Union Pacific Corp.	41	8,809
United Parcel Service, Inc., Class B	765	139,605

		247,228

Total Industrial		511,755

Technology — 26.2%
Computers — 7.3%
Accenture plc, (Ireland), Class A	66	18,437
Apple, Inc.	2,664	364,173
Cantaloupe, Inc. (a)	8	46
Cognizant Technology Solutions Corp., Class A	55	3,688
Conduent, Inc. (a)	24	102
Crowdstrike Holdings, Inc., Class A (a)	49	8,317
Dell Technologies, Inc., Class C	49	2,281
EPAM Systems, Inc. (a)	6	1,801
ExlService Holdings, Inc. (a)	5	733
Fortinet, Inc. (a)	172	9,755
Hewlett Packard Enterprise Co.	214	2,833
HP, Inc.	167	5,477
International Business Machines Corp.	90	12,767
Leidos Holdings, Inc.	10	976
Maximus, Inc.	9	591
NetApp, Inc.	33	2,150
Seagate Technology Holdings plc	32	2,256
TaskUS, Inc., Class A (a)	4	61
TTEC Holdings, Inc.	3	199
Western Digital Corp. (a)	51	2,292
Zscaler, Inc. (a)	20	3,043

		441,978

Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A (a)	42	12,405

Semiconductors — 4.8%
Advanced Micro Devices, Inc. (a)	291	22,241

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Semiconductors — continued
Analog Devices, Inc.	89	12,953
Applied Materials, Inc.	159	14,510
Broadcom, Inc.	69	33,515
Entegris, Inc.	22	2,055
Intel Corp.	689	25,786
KLA Corp.	26	8,402
Lam Research Corp.	25	10,807
Marvell Technology, Inc.	148	6,449
Microchip Technology, Inc.	97	5,649
Micron Technology, Inc.	191	10,575
Monolithic Power Systems, Inc.	8	2,918
NVIDIA Corp.	448	67,839
NXP Semiconductors NV, (Netherlands)	45	6,593
ON Semiconductor Corp. (a)	76	3,835
Qorvo, Inc. (a)	19	1,788
QUALCOMM, Inc.	198	25,337
Skyworks Solutions, Inc.	30	2,741
Teradyne, Inc.	30	2,674
Texas Instruments, Inc.	156	24,002

		290,669

Software — 13.9%
Activision Blizzard, Inc.	102	7,967
Adobe, Inc. (a)	120	43,972
Akamai Technologies, Inc. (a)	17	1,552
ANSYS, Inc. (a)	22	5,190
AppLovin Corp., Class A (a)	31	1,082
Autodesk, Inc. (a)	55	9,527
Avalara, Inc. (a)	21	1,480
AvidXchange Holdings, Inc. (a)	7	45
Bentley Systems, Inc., Class B	43	1,436
Bill.com Holdings, Inc. (a)	23	2,489
Black Knight, Inc. (a)	39	2,544
Broadridge Financial Solutions, Inc.	31	4,416
Cadence Design Systems, Inc. (a)	69	10,367
Ceridian HCM Holding, Inc. (a)	37	1,759
Citrix Systems, Inc.	30	2,919
Cloudflare, Inc., Class A (a)	25	1,072
Concentrix Corp.	7	913
Coupa Software, Inc. (a)	17	993
CSG Systems International, Inc.	5	284
Datadog, Inc., Class A (a)	56	5,317
DocuSign, Inc., Class A (a)	51	2,950
Dropbox, Inc., Class A (a)	67	1,405
Dynatrace, Inc. (a)	53	2,091
Electronic Arts, Inc.	34	4,180
Fair Isaac Corp. (a)	6	2,496
Fidelity National Information Services, Inc.	154	14,107
Fiserv, Inc. (a)	156	13,920
Guidewire Software, Inc. (a)	17	1,206
HubSpot, Inc. (a)	11	3,394
Intuit, Inc.	69	26,465

SECURITY DESCRIPTION	SHARES	VALUE($)

Software — continued
Jack Henry & Associates, Inc.	18	3,197
Microsoft Corp.	1,811	465,177
MongoDB, Inc., Class A (a)	7	1,754
MSCI, Inc., Class A	16	6,419
Oracle Corp.	399	27,876
Palantir Technologies, Inc., Class A (a)	433	3,926
Paychex, Inc.	82	9,341
Paycom Software, Inc. (a)	12	3,450
PTC, Inc. (a)	27	2,920
RingCentral, Inc., Class A (a)	21	1,097
ROBLOX Corp., Class A (a)	44	1,447
Roper Technologies, Inc.	26	10,331
Salesforce, Inc. (a)	248	40,850
ServiceNow, Inc. (a)	51	24,051
Snowflake, Inc., Class A (a)	24	3,328
Splunk, Inc. (a)	39	3,406
SS&C Technologies Holdings, Inc.	58	3,383
Synopsys, Inc. (a)	40	12,018
Take-Two Interactive Software, Inc. (a)	23	2,792
Twilio, Inc., Class A (a)	19	1,589
Tyler Technologies, Inc. (a)	10	3,403
Unity Software, Inc. (a)	47	1,748
Veeva Systems, Inc., Class A (a)	10	2,014
Verra Mobility Corp., Class A (a)	21	331
VMware, Inc., Class A	53	6,095
Workday, Inc., Class A (a)	50	7,027
Zoom Video Communications, Inc., Class A (a)	57	6,132
ZoomInfo Technologies, Inc., Class A (a)	80	2,672

		835,312

Total Technology		1,580,364

Utilities — 1.0%
Electric — 1.0%
AES Corp. (The)	41	861
Alliant Energy Corp.	15	855
Ameren Corp.	15	1,373
American Electric Power Co., Inc.	31	3,012
CenterPoint Energy, Inc.	38	1,115
CMS Energy Corp.	16	1,079
Consolidated Edison, Inc.	22	2,094
Constellation Energy Corp.	23	1,311
Dominion Energy, Inc.	49	3,935
DTE Energy Co.	12	1,492
Duke Energy Corp.	51	5,432
Edison International	25	1,552
Entergy Corp.	13	1,470
Evergy, Inc.	13	852
Eversource Energy	20	1,665
Exelon Corp.	67	3,019
FirstEnergy Corp.	32	1,245

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electric — continued
NextEra Energy, Inc.	128	9,893
NRG Energy, Inc.	20	754
PG&E Corp. (a)	96	962
PPL Corp.	51	1,376
Public Service Enterprise Group, Inc.	30	1,929
Sempra Energy	19	2,894
Southern Co. (The)	66	4,723
Vistra Corp.	22	505
WEC Energy Group, Inc.	19	1,900
Xcel Energy, Inc.	32	2,265

		59,563

Gas — 0.0% (g)
Atmos Energy Corp.	7	810
NiSource, Inc.	18	545
UGI Corp.	19	726

		2,081

Water — 0.0% (g)
American Water Works Co., Inc.	10	1,519
Essential Utilities, Inc.	12	572

		2,091

Total Utilities		63,735

Total Common Stocks (Cost $6,241,789)		6,015,532

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 0.91%, 07/01/2022	1,227		1,227
Barclays SA, 0.91%, 07/01/2022	1,742		1,742
BNP Paribas SA, 0.91%, 07/01/2022	—	(h)	—	(h)
Brown Brothers Harriman, 0.91%, 07/01/2022	—	(h)	—	(h)
Citibank NA, 0.91%, 07/01/2022	9,449		9,449
Royal Bank of Canada, 0.91%, 07/01/2022	14,293		14,293
Sumitomo Mitsui Trust Bank Ltd., 0.91%, 07/01/2022	1,087		1,087

Total Short-Term Investments (Cost $27,798)			27,798

Total Investments — 100.1% (Cost — $6,269,587) *			6,043,330

Liabilities in Excess of Other Assets — (0.1)%			(5,278)

NET ASSETS — 100.0%			$6,038,052

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
E-mini Russell 2000 Index	2	09/2022	USD	183	(12)
Micro E-mini NASDAQ 100 Index	368	09/2022	USD	8,751	(266)
Micro E-mini S&P 500 Index	595	09/2022	USD	11,405	(132)
NASDAQ 100 E-mini Index	3	09/2022	USD	729	(38)
S&P 500 E-mini Index	78	09/2022	USD	15,148	(369)
Micro E-mini Russel 2000 Index	115	09/2022	USD	1,032	(50)

Total unrealized appreciation (depreciation)					(867)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, June 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	15.0%

Software	13.8%

Pharmaceuticals	8.4%

Computers	7.3%

Healthcare — Services	5.7%

Semiconductors	4.8%

Diversified Financial Services	4.4%

Transportation	4.1%

Oil & Gas	3.3%

Insurance	3.3%

Banks	3.2%

Healthcare — Products	3.0%

Electronics	2.1%

Beverages	2.1%

Retail	1.9%

Commercial Services	1.9%

Telecommunications	1.9%

Biotechnology	1.7%

Media	1.2%

REITS	1.1%

Others (Each less than 1.0%)	9.3%

Short-Term Investments	0.5%

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 97.8%
Australia — 1.4%
Ampol Ltd.	9	219
APA Group	46	358
Aristocrat Leisure Ltd.	24	559
ASX Ltd.	8	428
Aurizon Holdings Ltd.	72	189
Australia & New Zealand Banking Group Ltd.	109	1,666
BHP Group Ltd.	197	5,654
BlueScope Steel Ltd.	19	211
Brambles Ltd.	56	414
Cochlear Ltd.	3	351
Coles Group Ltd.	52	642
Commonwealth Bank of Australia	67	4,159
Computershare Ltd.	21	363
CSL Ltd.	19	3,489
Dexus	42	258
Domino’s Pizza Enterprises Ltd.	2	112
Endeavour Group Ltd.	53	276
Evolution Mining Ltd.	72	117
Fortescue Metals Group Ltd.	66	794
Goodman Group	66	810
GPT Group (The)	75	219
IDP Education Ltd.	8	134
Insurance Australia Group Ltd.	96	289
Lendlease Corp. Ltd.	27	169
Lottery Corp. Ltd. (The) (a)	89	278
Macquarie Group Ltd.	14	1,619
Medibank Pvt Ltd.	108	243
Mineral Resources Ltd.	7	221
Mirvac Group	154	210
National Australia Bank Ltd.	126	2,392
Newcrest Mining Ltd.	35	495
Northern Star Resources Ltd.	45	212
Orica Ltd.	16	173
Origin Energy Ltd.	68	272
Qantas Airways Ltd. (a)	36	110
QBE Insurance Group Ltd.	58	484
Ramsay Health Care Ltd.	7	361
REA Group Ltd.	2	158
Reece Ltd.	9	83
Rio Tinto Ltd.	14	1,033
Santos Ltd.	126	636
Scentre Group	202	362
SEEK Ltd.	13	190
Sonic Healthcare Ltd.	18	404
South32 Ltd.	181	491
Stockland	93	233
Suncorp Group Ltd.	49	376
Telstra Corp. Ltd.	161	427
Transurban Group	120	1,192
Treasury Wine Estates Ltd.	28	221
Vicinity Centres	149	190

SECURITY DESCRIPTION	SHARES		VALUE($)

Australia — continued
Washington H Soul Pattinson & Co. Ltd.	8		138
Wesfarmers Ltd.	44		1,280
Westpac Banking Corp.	137		1,842
WiseTech Global Ltd.	6		150
Woodside Energy Group Ltd.	74		1,616
Woolworths Group Ltd.	47		1,161

			41,133

Austria — 0.3%
Erste Group Bank AG	104		2,646
OMV AG	55		2,571
Verbund AG	20		1,936
voestalpine AG	75		1,594

			8,747

Belgium — 0.6%
Ageas SA	49		2,168
Anheuser-Busch InBev SA	12		632
D’ieteren Group	—	(h)	49
Elia Group SA	10		1,358
Groupe Bruxelles Lambert SA	31		2,586
KBC Group NV	76		4,262
Proximus SADP	2		30
Sofina SA	5		971
Solvay SA	1		86
UCB SA	46		3,909
Umicore SA	3		98
Warehouses De Pauw CVA	2		62

			16,211

Canada — 1.2%
Agnico Eagle Mines Ltd.	9		396
Air Canada (a)	3		41
Algonquin Power & Utilities Corp.	13		171
Alimentation Couche-Tard, Inc.	16		628
AltaGas Ltd.	5		112
ARC Resources Ltd.	13		164
Bank of Montreal	12		1,186
Bank of Nova Scotia (The)	23		1,369
Barrick Gold Corp.	34		599
BCE, Inc.	1		68
BlackBerry Ltd. (a)	10		56
Brookfield Asset Management, Inc., Class A	27		1,195
BRP, Inc.	1		44
CAE, Inc. (a)	6		151
Cameco Corp.	8		161
Canadian Apartment Properties REIT	2		56
Canadian Imperial Bank of Commerce	17		833
Canadian National Railway Co.	11		1,274
Canadian Natural Resources Ltd.	22		1,203
Canadian Pacific Railway Ltd.	18		1,236
Canadian Tire Corp. Ltd., Class A	1		137

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Canada — continued
Canadian Utilities Ltd., Class A	2		72
CCL Industries, Inc., Class B	3		136
Cenovus Energy, Inc.	26		503
CGI, Inc. (a)	4		330
Constellation Software, Inc.	—	(h)	569
Dollarama, Inc.	5		309
Emera, Inc.	5		232
Empire Co. Ltd.	3		96
Enbridge, Inc.	39		1,628
Fairfax Financial Holdings Ltd.	—	(h)	251
First Quantum Minerals Ltd.	11		211
FirstService Corp.	1		91
Fortis, Inc.	9		423
Franco-Nevada Corp.	4		476
George Weston Ltd.	1		166
GFL Environmental, Inc.	3		90
Gildan Activewear, Inc., Class A	4		104
Great-West Lifeco, Inc.	5		132
Hydro One Ltd. (e)	6		168
iA Financial Corp., Inc.	2		101
IGM Financial, Inc.	2		43
Imperial Oil Ltd.	4		209
Intact Financial Corp.	3		471
Ivanhoe Mines Ltd., Class A (a)	11		66
Keyera Corp.	4		96
Kinross Gold Corp.	24		84
Lightspeed Commerce, Inc. (a)	3		56
Loblaw Cos. Ltd.	3		285
Lundin Mining Corp.	12		79
Magna International, Inc.	5		297
Manulife Financial Corp.	37		641
Metro, Inc.	5		245
National Bank of Canada	6		421
Northland Power, Inc.	4		128
Nutrien Ltd.	10		835
Nuvei Corp. (a)	1		46
Onex Corp.	1		72
Open Text Corp.	5		194
Pan American Silver Corp.	4		78
Parkland Corp. (a)	3		80
Pembina Pipeline Corp.	10		368
Power Corp. of Canada	11		273
Quebecor, Inc., Class B	3		66
Restaurant Brands International, Inc.	6		280
RioCan Real Estate Investment Trust	3		45
Ritchie Bros Auctioneers, Inc.	2		136
Rogers Communications, Inc., Class B	7		322
Royal Bank of Canada	27		2,609
Saputo, Inc.	5		103
Shaw Communications, Inc., Class B	9		266
Shopify, Inc., Class A (a)	22		677
Sun Life Financial, Inc.	11		509

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
Suncor Energy, Inc.	27	956
TC Energy Corp.	19	967
Teck Resources Ltd., Class B	9	275
TELUS Corp.	9	192
TFI International, Inc.	2	126
Thomson Reuters Corp.	3	336
TMX Group Ltd.	1	108
Toromont Industries Ltd.	2	126
Toronto-Dominion Bank (The)	35	2,273
Tourmaline Oil Corp.	6	309
West Fraser Timber Co. Ltd.	1	91
Wheaton Precious Metals Corp.	9	308
WSP Global, Inc.	2	252

		33,567

Chile — 0.1%
Antofagasta plc	253	3,579

Denmark — 3.6%
AP Moller — Maersk A/S, Class A	1	1,787
AP Moller — Maersk A/S, Class B	1	3,082
Carlsberg A/S, Class B	1	171
Chr Hansen Holding A/S	1	102
Coloplast A/S, Class B	2	187
Danske Bank A/S	209	2,973
Demant A/S (a)	1	48
DSV A/S	47	6,624
Genmab A/S (a)	1	291
GN Store Nord A/S	2	62
Novo Nordisk A/S, Class B	614	68,076
Novozymes A/S, Class B	3	171
Orsted A/S (e)	55	5,788
Pandora A/S	83	5,257
ROCKWOOL A/S, Class B	2	488
Tryg A/S	109	2,457
Vestas Wind Systems A/S	248	5,269

		102,833

Finland — 0.9%
Elisa OYJ	2	107
Fortum OYJ	128	1,941
Kesko OYJ, Class B	4	86
Kone OYJ, Class B	83	3,988
Neste OYJ	6	256
Nokia OYJ	73	339
Nordea Bank Abp	1,003	8,859
Orion OYJ, Class B	39	1,734
Sampo OYJ, Class A	151	6,607
Stora Enso OYJ, Class R	7	116
UPM-Kymmene OYJ	7	223
Wartsila OYJ Abp	116	912

		25,168

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
France — 17.3%
Accor SA (a)	2		62
Aeroports de Paris (a)	7		928
Air Liquide SA	7		936
Airbus SE	145		14,147
Alstom SA	78		1,776
Amundi SA (e)	19		1,049
Arkema SA	1		71
AXA SA	587		13,410
BioMerieux	1		54
BNP Paribas SA	337		16,103
Bollore SE	12		55
Bouygues SA	56		1,736
Bureau Veritas SA	72		1,854
Capgemini SE	2		382
Carrefour SA	9		152
Cie de Saint-Gobain	122		5,278
Cie Generale des Etablissements Michelin SCA	9		247
Covivio	1		35
Credit Agricole SA	377		3,477
Danone SA	264		14,771
Dassault Aviation SA	6		959
Dassault Systemes SE	9		335
Edenred	3		163
Eiffage SA	20		1,847
Electricite de France SA	164		1,346
Engie SA	531		6,150
EssilorLuxottica SA	251		37,980
Eurazeo SE	13		828
Gecina SA	1		57
Getlink SE	108		1,919
Hermes International	28		31,051
Ipsen SA	14		1,301
Kering SA	65		33,777
Klepierre SA (a)	3		55
La Francaise des Jeux SAEM (e)	1		48
Legrand SA	66		4,873
L’Oreal SA	3		1,130
LVMH Moet Hennessy Louis Vuitton SE	242		148,225
Orange SA	27		319
Pernod Ricard SA	3		524
Publicis Groupe SA (a)	3		149
Remy Cointreau SA	—	(h)	54
Renault SA (a)	144		3,635
Safran SA	84		8,348
Sanofi	415		41,805
Sartorius Stedim Biotech	—	(h)	122
Schneider Electric SE	133		15,803
SEB SA	—	(h)	32
Societe Generale SA	241		5,330
Sodexo SA	1		83
Teleperformance	14		4,452

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Thales SA	26	3,217
TotalEnergies SE	921	48,464
Ubisoft Entertainment SA (a)	1	55
Unibail-Rodamco-Westfield (a)	2	80
Valeo	3	53
Veolia Environnement SA (a)	194	4,746
Vinci SA	131	11,751
Vivendi SE	10	98
Wendel SE	8	677
Worldline SA (a) (e)	3	118

		498,482

Germany — 9.1%
adidas AG	151	26,754
Allianz SE (Registered)	124	23,730
BASF SE	12	543
Bayer AG (Registered)	358	21,386
Bayerische Motoren Werke AG	248	19,230
Bechtle AG	1	45
Beiersdorf AG	1	137
Brenntag SE	38	2,480
Carl Zeiss Meditec AG	1	64
Commerzbank AG (a)	322	2,287
Continental AG	1	103
Covestro AG (e)	3	89
Daimler Truck Holding AG (a)	111	2,927
Delivery Hero SE (a) (e)	2	82
Deutsche Bank AG (Registered)	627	5,505
Deutsche Boerse AG	58	9,675
Deutsche Lufthansa AG (Registered) (a)	147	863
Deutsche Post AG (Registered)	243	9,183
Deutsche Telekom AG (Registered)	44	871
E.ON SE	653	5,503
Evonik Industries AG	3	60
Fresenius Medical Care AG & Co. KGaA	3	137
Fresenius SE & Co. KGaA	6	175
GEA Group AG	38	1,304
Hannover Rueck SE	18	2,669
HeidelbergCement AG	2	98
HelloFresh SE (a)	2	72
Henkel AG & Co. KGaA	1	85
Infineon Technologies AG	1,007	24,496
KION Group AG	18	745
Knorr-Bremse AG	18	1,024
LEG Immobilien SE	1	81
Mercedes-Benz Group AG	601	34,913
Merck KGaA	47	7,993
MTU Aero Engines AG	13	2,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	42	10,044
Nemetschek SE	1	47

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Puma SE	92	6,101
Rational AG	1	729
Rheinmetall AG	11	2,464
RWE AG	186	6,893
SAP SE	14	1,286
Scout24 SE (e)	1	55
Siemens AG (Registered)	188	19,293
Siemens Energy AG	107	1,575
Siemens Healthineers AG (e)	4	197
Symrise AG, Class A	2	199
Telefonica Deutschland Holding AG	14	40
Uniper SE	27	403
United Internet AG (Registered)	1	37
Volkswagen AG	22	4,042
Vonovia SE	9	293
Zalando SE (a) (e)	3	78

		261,485

Hong Kong — 0.6%
AIA Group Ltd.	472	5,155
BOC Hong Kong Holdings Ltd.	145	574
Budweiser Brewing Co. APAC Ltd. (e)	67	201
Chow Tai Fook Jewellery Group Ltd.	78	148
CK Asset Holdings Ltd.	79	558
CK Hutchison Holdings Ltd.	105	709
CK Infrastructure Holdings Ltd.	25	151
CLP Holdings Ltd.	64	532
ESR Group Ltd. (a) (e)	78	210
Futu Holdings Ltd., ADR (a)	2	120
Galaxy Entertainment Group Ltd.	85	509
Hang Lung Properties Ltd.	78	148
Hang Seng Bank Ltd.	30	528
Henderson Land Development Co. Ltd.	57	214
HK Electric Investments & HK Electric Investments Ltd.	104	95
HKT Trust & HKT Ltd.	149	200
Hong Kong & China Gas Co. Ltd.	435	469
Hong Kong Exchanges & Clearing Ltd.	47	2,320
Hongkong Land Holdings Ltd.	45	225
Jardine Matheson Holdings Ltd.	8	441
Link REIT	82	673
MTR Corp. Ltd.	61	317
New World Development Co. Ltd.	59	213
Power Assets Holdings Ltd.	55	343
Sino Land Co. Ltd.	134	198
SITC International Holdings Co. Ltd.	53	151
Sun Hung Kai Properties Ltd.	57	669
Swire Pacific Ltd., Class A	20	119
Swire Properties Ltd.	46	114
Techtronic Industries Co. Ltd.	54	564
WH Group Ltd. (e)	324	250

SECURITY DESCRIPTION	SHARES		VALUE($)

Hong Kong — continued
Wharf Real Estate Investment Co. Ltd.	65		310
Xinyi Glass Holdings Ltd.	72		174

			17,602

Ireland — 0.7%
AerCap Holdings NV (a)	33		1,356
CRH plc	10		358
DCC plc	24		1,504
Experian plc	226		6,643
Flutter Entertainment plc (a)	2		231
James Hardie Industries plc	17		381
Kerry Group plc, Class A	64		6,138
Kingspan Group plc	38		2,277
Smurfit Kappa Group plc	3		116

			19,004

Italy — 3.1%
Amplifon SpA	2		51
Assicurazioni Generali SpA	336		5,359
Atlantia SpA	121		2,851
Bio On Spa (a) (bb) (cc)	1		—
Davide Campari-Milano NV	7		73
DiaSorin SpA	—	(h)	44
Enel SpA	2,362		12,952
Eni SpA	937		11,118
Ferrari NV	94		17,381
FinecoBank Banca Fineco SpA	185		2,216
Infrastrutture Wireless Italiane SpA (e)	4		46
Intesa Sanpaolo SpA	5,009		9,374
Mediobanca Banca di Credito Finanziario SpA	183		1,590
Moncler SpA	179		7,703
Nexi SpA (a) (e)	7		58
Poste Italiane SpA (e)	158		1,480
Prysmian SpA	63		1,721
Recordati Industria Chimica e Farmaceutica SpA	38		1,661
Snam SpA	592		3,107
Telecom Italia SpA (a)	133		35
Terna — Rete Elettrica Nazionale	408		3,209
UniCredit SpA	641		6,126

			88,155

Japan — 5.2%
Capcom Co. Ltd.	118		2,863
Casio Computer Co. Ltd.	153		1,419
COLOPL, Inc.	39		189
DeNA Co. Ltd.	57		790
GungHo Online Entertainment, Inc.	31		541
Koei Tecmo Holdings Co. Ltd.	39		1,274
Konami Holdings Corp.	62		3,457
Nexon Co. Ltd.	331		6,791
Nikon Corp.	238		2,748

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Japan — continued
Nintendo Co. Ltd.	74		31,738
Panasonic Holdings Corp.	1,739		14,038
Sharp Corp.	193		1,491
Sony Group Corp.	993		80,970
Square Enix Holdings Co. Ltd.	57		2,543
Tamron Co. Ltd.	13		237

			151,089

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	63		1,248

Luxembourg — 0.3%
ArcelorMittal SA	392		8,791
Aroundtown SA	13		43
Eurofins Scientific SE	2		141
Tenaris SA	6		81

			9,056

Macau — 0.0% (g)
Sands China Ltd. (a)	94		226

Netherlands — 7.5%
ABN AMRO Bank NV, CVA, GDR (e)	128		1,439
Adyen NV (a) (e)	—	(h)	423
Aegon NV	542		2,335
Akzo Nobel NV	2		163
Argenx SE (a)	1		243
ASM International NV	36		8,982
ASML Holding NV	313		148,075
Euronext NV (e)	26		2,128
EXOR NV	33		2,052
Heineken Holding NV	1		103
Heineken NV	4		319
IMCD NV	14		1,910
ING Groep NV	1,183		11,656
JDE Peet’s NV	41		1,154
Just Eat Takeaway.com NV (a) (e)	2		38
Koninklijke Ahold Delhaize NV	14		374
Koninklijke DSM NV	2		339
Koninklijke KPN NV	44		156
Koninklijke Philips NV	12		258
NN Group NV	87		3,930
OCI NV	1		46
Prosus NV (a)	11		726
QIAGEN NV (a)	3		151
Randstad NV	29		1,417
Stellantis NV	1,643		20,398
Universal Music Group NV	10		199
Wolters Kluwer NV	64		6,243

			215,257

SECURITY DESCRIPTION	SHARES	VALUE($)

New Zealand — 0.0% (g)
Auckland International Airport Ltd. (a)	49	220
Fisher & Paykel Healthcare Corp. Ltd.	23	282
Mercury NZ Ltd.	26	91
Meridian Energy Ltd.	49	144
Spark New Zealand Ltd.	73	218
Xero Ltd. (a)	5	280

		1,235

Norway — 1.1%
Adevinta ASA, Class B (a)	4	28
Aker BP ASA	4	148
DNB Bank ASA	282	5,111
Equinor ASA	363	12,648
Gjensidige Forsikring ASA	60	1,231
Kongsberg Gruppen ASA	22	793
Mowi ASA	167	3,815
Norsk Hydro ASA	865	4,890
Orkla ASA	303	2,426
Salmar ASA	24	1,682
Telenor ASA	10	130
Yara International ASA	2	98

		33,000

Portugal — 0.2%
EDP — Energias de Portugal SA	807	3,759
Galp Energia SGPS SA	186	2,182
Jeronimo Martins SGPS SA	4	82

		6,023

Singapore — 0.3%
Ascendas Real Estate Investment Trust	130	267
CapitaLand Integrated Commercial Trust	205	321
Capitaland Investment Ltd.	103	284
City Developments Ltd.	16	92
DBS Group Holdings Ltd.	71	1,513
Genting Singapore Ltd.	234	122
Grab Holdings Ltd., Class A (a)	42	107
Keppel Corp. Ltd.	57	265
Mapletree Commercial Trust	90	119
Mapletree Logistics Trust	127	154
Oversea-Chinese Banking Corp. Ltd.	132	1,083
Sea Ltd., ADR (a)	14	935
Singapore Airlines Ltd. (a)	53	196
Singapore Exchange Ltd.	32	215
Singapore Technologies Engineering Ltd.	61	179
Singapore Telecommunications Ltd.	322	586
United Overseas Bank Ltd.	46	869
UOL Group Ltd.	18	98
Venture Corp. Ltd.	11	133
Wilmar International Ltd.	75	219

		7,757

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
South Korea — 1.5%
Samsung Electronics Co. Ltd.	536	23,644
Samsung Electronics Co. Ltd. (Registered), GDR	19	20,897

		44,541

Spain — 2.5%
Acciona SA	7	1,352
ACS Actividades de Construccion y Servicios SA	54	1,326
Aena SME SA (a) (e)	18	2,351
Amadeus IT Group SA (a)	6	341
Banco Bilbao Vizcaya Argentaria SA	2,022	9,184
Banco Santander SA	5,255	14,870
CaixaBank SA	1,344	4,708
Cellnex Telecom SA (e)	7	287
EDP Renovaveis SA	84	1,975
Enagas SA	62	1,363
Endesa SA	93	1,762
Ferrovial SA	118	3,015
Grifols SA (a)	4	81
Iberdrola SA	1,683	17,524
Industria de Diseno Textil SA	15	336
Naturgy Energy Group SA	43	1,242
Red Electrica Corp. SA	112	2,113
Repsol SA	539	7,945
Siemens Gamesa Renewable Energy SA (a)	59	1,114
Telefonica SA	73	373

		73,262

Sweden — 2.8%
Alfa Laval AB	72	1,745
Assa Abloy AB, Class B	246	5,249
Atlas Copco AB, Class A	659	6,168
Atlas Copco AB, Class B	383	3,212
Boliden AB	176	5,622
Electrolux AB, Class B	3	41
Embracer Group AB, Class B (a)	8	65
Epiroc AB, Class A	162	2,510
Epiroc AB, Class B	96	1,295
EQT AB	91	1,874
Essity AB, Class B	8	218
Evolution AB (e)	2	229
Fastighets AB Balder, Class B (a)	8	40
Getinge AB, Class B	3	71
H & M Hennes & Mauritz AB, Class B	10	117
Hexagon AB, Class B	26	276
Holmen AB, Class B	1	51
Husqvarna AB, Class B	103	760
Industrivarden AB, Class A	39	881
Industrivarden AB, Class C	46	1,033
Indutrade AB	67	1,228

SECURITY DESCRIPTION	SHARES		VALUE($)

Sweden — continued
Investment AB Latour, Class B	36		714
Investor AB, Class A	151		2,720
Investor AB, Class B	552		9,107
Kinnevik AB, Class B (a)	73		1,185
L E Lundbergforetagen AB, Class B	23		946
Lifco AB, Class B	57		923
Nibe Industrier AB, Class B	371		2,800
Sagax AB, Class B	3		47
Sandvik AB	262		4,265
Securitas AB, Class B	76		658
Sinch AB (a) (e)	7		24
Skandinaviska Enskilda Banken AB, Class A	493		4,861
Skanska AB, Class B	83		1,283
SKF AB, Class B	94		1,394
Svenska Cellulosa AB SCA, Class B	8		121
Svenska Handelsbanken AB, Class A	442		3,797
Swedbank AB, Class A	275		3,483
Swedish Match AB	22		220
Swedish Orphan Biovitrum AB (a)	2		49
Tele2 AB, Class B	8		87
Telefonaktiebolaget LM Ericsson, Class B	40		296
Telia Co. AB	35		136
Volvo AB, Class A	49		789
Volvo AB, Class B	370		5,761
Volvo Car AB, Class B (a)	446		2,966

			81,317

Switzerland — 20.9%
ABB Ltd. (Registered)	403		10,815
Adecco Group AG (Registered)	40		1,348
Alcon, Inc.	7		485
Bachem Holding AG (Registered), Class B	—	(h)	29
Baloise Holding AG (Registered)	14		2,271
Barry Callebaut AG (Registered)	2		5,312
Chocoladefabriken Lindt & Spruengli AG	1		7,229
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	7,445
Cie Financiere Richemont SA (Registered), Class A	455		48,914
Clariant AG (Registered) (a)	3		55
Coca-Cola HBC AG (a)	3		60
Credit Suisse Group AG (Registered)	805		4,593
EMS-Chemie Holding AG (Registered)	—	(h)	70
Geberit AG (Registered)	9		4,243
Givaudan SA (Registered)	—	(h)	441
Glencore plc	6,358		34,436
Holcim AG (a)	8		327
Julius Baer Group Ltd.	67		3,114
Kuehne + Nagel International AG (Registered)	13		3,165
Logitech International SA (Registered)	2		120

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2022

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Switzerland — continued
Lonza Group AG (Registered)	1		535
Nestle SA (Registered)	1,870		218,504
Novartis AG (Registered)	799		67,711
Partners Group Holding AG	7		6,213
Roche Holding AG	266		89,376
Schindler Holding AG	10		1,825
Schindler Holding AG (Registered)	6		1,037
SGS SA (Registered)	2		3,583
Sika AG (Registered)	2		461
Sonova Holding AG (Registered)	1		240
STMicroelectronics NV	527		16,667
Straumann Holding AG (Registered)	1		179
Swatch Group AG (The)	25		5,986
Swatch Group AG (The) (Registered)	46		2,045
Swiss Life Holding AG (Registered)	10		4,667
Swiss Prime Site AG (Registered)	1		90
Swiss Re AG	91		7,102
Swisscom AG (Registered)	—	(h)	190
Temenos AG (Registered)	1		72
UBS Group AG (Registered)	1,066		17,232
VAT Group AG (e)	7		1,583
Vifor Pharma AG	17		2,874
Zurich Insurance Group AG	46		19,883

			602,527

United Arab Emirates — —%
NMC Health plc (a) (bb) (cc)	16		—

United Kingdom — 16.6%
3i Group plc	295		3,995
abrdn plc	576		1,124
Admiral Group plc	54		1,490
Anglo American plc	817		29,216
Ashtead Group plc	109		4,592
Associated British Foods plc	144		2,772
AstraZeneca plc	565		74,510
Auto Trader Group plc (e)	13		85
Aviva plc	872		4,271
AVEVA Group plc	2		44
BAE Systems plc	772		7,815
Barclays plc	5,076		9,491
Barratt Developments plc	14		76
Berkeley Group Holdings plc (a)	1		68
BP plc	7,232		33,956
British American Tobacco plc	29		1,261
British Land Co. plc (The)	12		64
BT Group plc	95		216
Bunzl plc	83		2,753
Burberry Group plc	348		6,991
CNH Industrial NV	251		2,906
Coca-Cola Europacific Partners plc	3		141
Compass Group plc	24		499

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Croda International plc	2	153
Diageo plc	31	1,351
Entain plc (a)	8	119
Ferguson plc	54	6,012
GSK plc	1,853	39,937
Halma plc	5	124
Hargreaves Lansdown plc	108	1,045
HSBC Holdings plc	6,137	40,092
Imperial Brands plc	12	275
Informa plc (a)	21	135
InterContinental Hotels Group plc	3	136
Intertek Group plc	40	2,033
J Sainsbury plc	23	58
JD Sports Fashion plc (a)	34	48
Johnson Matthey plc	2	59
Kingfisher plc	27	81
Land Securities Group plc	10	81
Legal & General Group plc	1,808	5,286
Lloyds Banking Group plc	21,515	11,070
London Stock Exchange Group plc	100	9,305
M&G plc	787	1,867
Melrose Industries plc	1,075	1,972
Mondi plc	7	121
National Grid plc	49	635
NatWest Group plc	1,704	4,535
Next plc	2	132
Ocado Group plc (a)	8	73
Pearson plc	9	83
Persimmon plc	4	102
Phoenix Group Holdings plc	227	1,633
Prudential plc	832	10,352
Reckitt Benckiser Group plc	10	728
RELX plc	474	12,881
Rentokil Initial plc	456	2,642
Rio Tinto plc	722	43,182
Rolls-Royce Holdings plc (a)	2,057	2,093
Sage Group plc (The)	14	111
Schroders plc	38	1,236
Segro plc	17	197
Severn Trent plc	3	111
Shell plc (a)	2,826	73,585
Smith & Nephew plc	12	169
Smiths Group plc	95	1,623
Spirax-Sarco Engineering plc	18	2,183
SSE plc	15	287
St James’s Place plc	164	2,209
Standard Chartered plc	790	5,967
Taylor Wimpey plc	49	69
Tesco plc	104	323
Unilever plc	35	1,577
United Utilities Group plc	10	119
Vodafone Group plc	366	569

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE($)
Common Stocks — continued
United Kingdom — continued
Whitbread plc		3		82
WPP plc		16		160

				479,344

United States — 0.0% (g)
Bausch Health Cos., Inc. (a)		5		43
Brookfield Renewable Corp., Class A		3		90

				133

Total Common Stocks (Cost $3,052,749)				2,821,981

Preferred Stocks — 1.2%
Germany — 1.1%
Bayerische Motoren Werke AG		43		3,082
Henkel AG & Co. KGaA		2		146
Porsche Automobil Holding SE		115		7,634
Sartorius AG		—	(h)	120
Volkswagen AG		139		18,720

				29,702

South Korea — 0.1%
Samsung Electronics Co. Ltd.		92		3,696

Total Preferred Stocks (Cost $40,827)				33,398

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 0.25%, 07/01/2022	AUD	448		309
0.91%, 07/01/2022		1,693		1,693
Barclays SA, 0.91%, 07/01/2022		702		702
BNP Paribas SA,
(1.20%), 07/01/2022	CHF	3,397		3,558
0.52%, 07/01/2022	GBP	3,020		3,676
0.91%, 07/01/2022		196		196
Brown Brothers Harriman,
(1.20%), 07/01/2022	CHF	—	(h)	—	(h)
(0.78%), 07/01/2022	EUR	—	(h)	—	(h)
(0.73%), 07/01/2022	DKK	5,403		761
0.01%, 07/01/2022	SEK	—	(h)	—	(h)
0.07%, 07/01/2022	NOK	4,390		446

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE($)

Time Deposits — continued
0.25%, 07/01/2022	AUD	—	(h)	—	(h)
0.25%, 07/01/2022	NZD	—	(h)	—	(h)
0.37%, 07/04/2022	HKD	1,307		167
0.52%, 07/01/2022	GBP	—	(h)	—	(h)
0.65%, 07/01/2022	SGD	67		48
0.91%, 07/01/2022		—	(h)	—	(h)
3.60%, 07/01/2022	ZAR	—	(h)	—	(h)
Citibank NA,
(0.78%), 07/01/2022	EUR	10,208		10,698
0.91%, 07/01/2022		2,048		2,048
Royal Bank of Canada 0.51%, 07/04/2022	CAD	343		266
0.91%, 07/01/2022		146		146
Skandinaviska Enskilda Banken AB, 0.01%, 07/01/2022	SEK	4,466		437
Sumitomo Mitsui Banking Corp., (0.36%), 07/01/2022	JPY	252,129		1,858
Sumitomo Mitsui Trust Bank Ltd., 0.91%, 07/01/2022		25		25

Total Short-Term Investments (Cost $27,034)				27,034

Total Investments — 99.9% (Cost — $3,120,610) *				2,882,413

Other Assets in Excess of Liabilities — 0.1%				2,944

NET ASSETS — 100.0%				$2,885,357

Percentages indicated are based on net assets

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2022

Futures contracts outstanding as of June 30, 2022:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Amsterdam Index	8	07/2022	EUR	1,119	(14)
ASX SPI 200 Index	4	09/2022	AUD	454	(8)
Euro STOXX 50 Index	279	09/2022	EUR	10,232	(171)
FTSE 100 Index	87	09/2022	GBP	7,598	(57)
MSCI Emerging Markets Index	7	09/2022	USD	352	(1)
S&P Toronto Stock Exchange 60 Index	2	09/2022	CAD	373	(18)
SGX MSCI Singapore Index	9	07/2022	SGD	187	(5)
TOPIX Index	14	09/2022	JPY	1,975	(45)

Total unrealized appreciation (depreciation)					(319)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2022

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

Summary of Investments by Industry, June 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	14.7%

Food	9.5%

Apparel	8.8%

Banks	8.6%

Semiconductors	8.6%

Oil & Gas	7.0%

Auto Manufacturers	4.9%

Insurance	4.9%

Mining	4.6%

Home Furnishings	3.4%

Electric	2.7%

Retail	2.6%

Commercial Services	1.5%

Healthcare—Products	1.4%

Aerospace/Defense	1.4%

Diversified Financial Services	1.2%

Electrical Components & Equipment	1.2%

Toys/Games/Hobbies	1.1%

Transportation	1.1%

Miscellaneous Manufacturers	1.0%

Others (Each less than 1.0%)	8.9%

Short-Term Investments	0.9%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$6,043,330
Deposits at broker for futures contracts	2,057
Receivables:
Investment securities sold	14,655
Fund shares sold	7,634
Interest and dividends from non-affiliates	3,970
Tax reclaims	29
Variation margin on futures contracts	134

Total Assets	6,071,809

LIABILITIES:
Payables:
Due to custodian - cash	8,913
Fund shares redeemed	24,399
Accrued liabilities:
Investment advisory fees	208
Administration fees	42
Custodian and accounting fees	25
Registration and filing fees	45
Other	125

Total Liabilities	33,757

Net Assets	$6,038,052

NET ASSETS:
Paid-in capital	$6,313,087
Total distributable earnings (loss)	(275,035)

Total Net Assets	$6,038,052

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	455,230
Net Asset Value, offering and redemption price per share (a):	$13.26
Cost of investments in non-affiliates	$6,269,587

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$2,882,413
Foreign currency, at value	12
Deposits at broker for futures contracts	2,516
Receivables:
Investment securities sold	5,326
Fund shares sold	9,285
Interest and dividends from non-affiliates	1,938
Tax reclaims	12,105
Other assets	9

Total Assets	2,913,604

LIABILITIES:
Payables:
Due to custodian - cash	7,558
Investment securities purchased	3,465
Fund shares redeemed	15,266
Variation margin on futures contracts	504
Accrued liabilities:
Investment advisory fees	126
Administration fees	23
Custodian and accounting fees	97
Registration and filing fees	22
Other	1,186

Total Liabilities	28,247

Net Assets	$2,885,357

NET ASSETS:
Paid-in capital	$3,110,707
Total distributable earnings (loss)	(225,350)

Total Net Assets	$2,885,357

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	275,697
Net Asset Value, offering and redemption price per share (a):	$10.47
Cost of investments in non-affiliates	$3,120,610
Cost of foreign currency	12

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	29

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2022 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$51
Dividend income from non-affiliates	41,607
Foreign taxes withheld	(12)

Total investment income	41,646

EXPENSES:
Investment advisory fees	7,729
Administration fees	174
Custodian and accounting fees	242
Professional fees	62
Trustees’ fees	75
Printing and mailing costs	35
Registration and filing fees	96
Transfer agency fees	14
Interest expense	25
Other	88

Total expenses	8,540

Less advisory fees waived	(6,495)

Net expenses	2,045

Net investment income (loss)	39,601

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(55,107)
Futures contracts	(8,517)

Net realized gain (loss)	(63,624)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(1,376,263)
Futures contracts	(1,292)

Change in net unrealized appreciation (depreciation)	(1,377,555)

Net realized/unrealized gains (losses)	(1,441,179)

Change in net assets resulting from operations	$(1,401,578)

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2022

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1
Dividend income from non-affiliates	82,445
Foreign taxes withheld	(10,063)
Other Income	9

Total investment income	72,392

EXPENSES:
Investment advisory fees	3,833
Administration fees	100
Custodian and accounting fees	640
Professional fees	72
Trustees’ fees	38
Printing and mailing costs	18
Registration and filing fees	62
Transfer agency fees	14
Interest expense	104
Other	276

Total expenses	5,157

Less advisory fees waived	(3,072)

Net expenses	2,085

Net investment income (loss)	70,307

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(16,431)
Futures contracts	(4,036)
Foreign currency transactions	(4,298)
Forward foreign currency exchange contracts	733

Net realized gain (loss)	(24,032)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(697,700)
Futures contracts	(785)
Foreign currency translations	(855)

Change in net unrealized appreciation (depreciation)	(699,340)

Net realized/unrealized gains (losses)	(723,372)

Change in net assets resulting from operations	$(653,065)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	31

STATEMENTS OF CHANGES

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,601	$43,020
Net realized gain (loss)	(63,624)	136,827
Change in net unrealized appreciation (depreciation)	(1,377,555)	660,633

Change in net assets resulting from operations	(1,401,578)	840,480

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(198,144)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,326,495	2,389,287

NET ASSETS:
Change in net assets	924,917	3,031,623
Beginning of period	5,113,135	2,081,512

End of period	$6,038,052	$5,113,135

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,188,998	$2,610,690
Distributions reinvested	—	197,606
Cost of shares redeemed	(862,503)	(419,009)

Total change in net assets resulting from capital transactions	$2,326,495	$2,389,287

SHARE TRANSACTIONS:
Issued	208,514	168,736
Reinvested	—	12,153
Redeemed	(59,385)	(26,298)

Change in Shares	149,129	154,591

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Period Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,307	$54,078
Net realized gain (loss)	(24,032)	88,323
Change in net unrealized appreciation (depreciation)	(699,340)	190,455

Change in net assets resulting from operations	(653,065)	332,856

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(55,626)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	547,934	1,324,635

NET ASSETS:
Change in net assets	(105,131)	1,601,865
Beginning of period	2,990,488	1,388,623

End of period	$2,885,357	$2,990,488

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,102,786	$1,471,056
Distributions reinvested	—	55,492
Cost of shares redeemed	(554,852)	(201,913)

Total change in net assets resulting from capital transactions	$547,934	$1,324,635

SHARE TRANSACTIONS:
Issued	92,838	116,971
Reinvested	–	4,461
Redeemed	(48,109)	(16,384)

Change in Shares	44,729	105,048

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Months Ended June 30, 2022 (Unaudited)	$16.70	$0.09	$(3.53)	$(3.44)	$—	$—	$—
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)
Year Ended December 31, 2020	11.00	0.21	2.99	3.20	(0.20)	(0.26)	(0.46)
Period Ended December 31, 2019*	10.00	0.14	1.05	1.19	(0.12)	(0.07)	(0.19)

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.26	(20.60)%	$6,038,052	0.07%	1.28%	0.28%	21.29%
16.70	26.68	5,113,135	0.07	1.19	0.28	26.74
13.74	29.09	2,081,512	0.09	1.79	0.30	54.88
11.00	11.90	1,420,625	0.11	1.94	0.33	44.20

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund

Six Months Ended June 30, 2022 (Unaudited)	$12.95	$0.27		$(2.75)	$(2.48)	$—	$—	$—
Year Ended December 31, 2021	11.03	0.34	(f)	1.83	2.17	(0.25)	—	(0.25)
Year Ended December 31, 2020	10.28	0.21		0.74	0.95	(0.20)	—	(0.20)
Period Ended December 31, 2019*	10.00	0.20		0.24	0.44	(0.16)	—	(0.16)

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021.
(g)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.47	(19.15)%	$2,885,357	0.13	%(e)	0.13%	4.59%		0.33%	48.53%
12.95	19.76	2,990,488	0.12	(g)	0.11	2.70	(f)	0.32	32.44
11.03	9.25	1,388,623	0.20		0.19	2.22		0.40	91.56
10.28	4.41	901,626	0.26	(e)	0.26	2.86		0.48	62.67

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2022	SIX CIRCLES TRUST	37

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but

38	SIX CIRCLES TRUST	JUNE 30, 2022

not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$48,873	$—	$—	$48,873
Communications	1,099,656	—	—	1,099,656
Consumer Cyclical	258,725	—	—	258,725
Consumer Non-cyclical	1,463,717	—	—	1,463,717
Energy	248,749	—	—	248,749
Financial	739,958	—	—	739,958
Industrial	511,755	—	—	511,755
Technology	1,580,364	—	—	1,580,364
Utilities	63,735	—	—	63,735

Total Common Stocks	6,015,532	—	—	6,015,532

Short-Term Investments
Time Deposits	—	27,798	—	27,798

Total Investments in Securities	$6,015,532	$27,798	$—	$6,043,330

Depreciation in Other Financial Instruments
Futures contracts	$(867)	$—	$—	$(867)

JUNE 30, 2022	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$278	$40,855	$—	$41,133
Austria	—	8,747	—	8,747
Belgium	—	16,211	—	16,211
Canada	33,567	—	—	33,567
Chile	—	3,579	—	3,579
Denmark	—	102,833	—	102,833
Finland	—	25,168	—	25,168
France	—	498,482	—	498,482
Germany	—	261,485	—	261,485
Hong Kong	215	17,387	—	17,602
Ireland	1,356	17,648	—	19,004
Italy	—	88,155	—	88,155
Japan	—	151,089	—	151,089
Jordan	—	1,248	—	1,248
Luxembourg	—	9,056	—	9,056
Macau	—	226	—	226
Netherlands	—	215,257	—	215,257
New Zealand	—	1,235	—	1,235
Norway	—	33,000	—	33,000
Portugal	—	6,023	—	6,023
Singapore	1,042	6,715	—	7,757
South Korea	—	44,541	—	44,541
Spain	—	73,262	—	73,262
Sweden	—	81,317	—	81,317
Switzerland	10,319	592,208	—	602,527
United Arab Emirates	—	—	—	—
United Kingdom	141	479,203	—	479,344
United States	133	—	—	133

Total Common Stocks	47,051	2,774,930	—	2,821,981

Preferred Stocks
Germany	$—	$29,702	$—	$29,702
South Korea	—	3,696	—	3,696

Total Preferred Stocks	—	33,398	—	33,398

Short-Term Investments
Time Deposits	—	27,034	—	27,034

Total Investments in Securities	$47,051	$2,835,362	$—	$2,882,413

Depreciation in Other Financial Instruments
Futures contracts	$(319)	$—	$—	$(319)

There were no significant transfers into or out of level 3 for the period ended June 30, 2022 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract

40	SIX CIRCLES TRUST	JUNE 30, 2022

terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note C(1) – C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of June 30, 2022, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2022, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

JUNE 30, 2022	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts(a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(867)

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts(a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(319)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2022, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(8,517)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(1,292)

Six Circles Managed Equity Portfolio International Unconstrained

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(4,036)	$—	$(4,036)
Foreign exchange contracts	—	733	733

Total	$(4,036)	$733	$(3,303)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(785)

Derivatives Volume

The table below disclose the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity during the period ended June 30, 2022 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

42	SIX CIRCLES TRUST	JUNE 30, 2022

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$39,490	$40,520
Average Notional Amount Short	—	—
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	—	52,672	(a)
Average Principal Amount Sold	—	47,497	(a)

(a)	Positions were open for 1 month during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2022, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

JUNE 30, 2022	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

H. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

The Administrator has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire the Administrator’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary, foreign exchange, trustee and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2023, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2023, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

44	SIX CIRCLES TRUST	JUNE 30, 2022

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2023, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2022, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2022, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	2,444	2,159	(128)
Six Circles Managed Equity Portfolio International Unconstrained Fund	393	13,570	140

4. Investment Transactions

During the period ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3,670,632	$1,292,525	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	2,116,525	1,468,590	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The International Unconstrained Equity, Ultra Short Duration, Tax Aware Ultra Short Duration, Global Bond and Credit Opportunities Funds invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

As of June 30, 2022, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Germany	Switzerland	United Kingdom
17.3%	10.2%	20.9%	16.6%

As of June 30, 2022, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel

JUNE 30, 2022	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2022 (Unaudited) (continued)

coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken, and may continue to take, actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	6,269,587	475,188	(702,312)	(227,124)
Six Circles Managed Equity Portfolio International Unconstrained Fund	3,120,610	174,071	(412,587)	(238,516)

As of December 31, 2021, the following Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio International Unconstrained Fund	$822	$943

46	SIX CIRCLES TRUST	JUNE 30, 2022

7. Ownership Concentration

As of June 30, 2022, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and in addition to these and other requirements, to maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. As the Funds come into compliance, the Funds’ approach to asset segregation and coverage requirements will be impacted. Management expects the adoption of this guidance will not have a material impact on the Funds’ financial statements.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

JUNE 30, 2022	SIX CIRCLES TRUST	47

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Fund on January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual	1,000.00	794.01	0.31	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07%
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual	1,000.00	808.49	0.58	0.13%
Hypothetical	1,000.00	1,024.15	0.65	0.13%

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48	SIX CIRCLES TRUST	JUNE 30, 2022

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Review and Approval of the Continuation of the Advisory and Sub-Advisory Agreements

The Board of Trustees (the “Board”, and each member of the Board, a “Trustee”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”) met on June 7-8, 2022 (the “Meeting”) to consider and approve (i) the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”) and the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), (collectively the “Funds”), and JPMPI; and (ii) the Sub-Advisory Agreements in respect of the Funds (the “Sub-Advisory Agreement”, together with the Advisory Agreement, the “Agreements”) between JPMPI and BlackRock Investment Management, LLC (“BlackRock”) and Russell Investments Implementation Services, LLC (“RIIS”) (as stand-by “Interim Sub-Adviser”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement and each Sub-Advisory Agreement.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting detailed information from JPMPI and each Sub-Adviser in connection with the proposed Advisory Agreement and Sub-Advisory Agreements in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and information for consideration by the Trustees, which were included in the materials for the Meeting (together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and their counsel, Ropes & Gray, held a separate conference call to consider the 15(c) Materials and related proposed advisory and sub-advisory arrangements, during which the Independent Trustees raised various questions and requests for additional information to be responded to by JPMPI. Subsequent calls were held with representatives from JPMPI to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by JPMPI either in writing or orally at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Advisory Agreement between the Trust and JPMPI for the Funds, the Sub-Advisory Agreements in respect of the Funds between JPMPI and BlackRock and RIIS, the Trustees took into account the 15(c) Materials relating to the services provided by JPMPI and the Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that, to date, RIIS had not been called to act as Interim Sub-Adviser to the Funds. The Trustees reviewed information relating to, among other things, the investment management services provided by the Adviser and the Sub-Advisers to the Funds, including the compliance programs of the Adviser and the Sub-Advisers, valuation, and other information related to personnel of the Adviser and Sub-Advisers who provide investment management services to the Funds. They also reviewed comparative fee information prepared by Broadridge and a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of advisory and sub-advisory agreements.

Representatives of JPMPI also participated in the Meeting, at which the Trustees discussed the advisory and sub-advisory arrangements with the Adviser and the Sub-Advisers for the Funds. It was noted that representatives of the Sub-Advisers had attended board meetings during the last year.

Review Process. In connection with the approval of the Advisory Agreement and Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding applicable legal standards from Independent Legal Counsel. The Trustees additionally considered the written information provided by JPMPI and the Sub-Advisers in response to the Trustees’ requests for information and other information provided by JPMPI. The Trustees also heard oral presentations during regular meetings throughout the year on matters related to the Advisory Agreement and the Sub-Advisory Agreements, as well

JUNE 30, 2022	SIX CIRCLES TRUST	49

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

as related arrangements with RIIS. The Independent Trustees held separate telephonic meetings prior to the Meeting, which were attended by Independent Legal Counsel, to discuss the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements and the related materials and information provided by JPMPI and the Sub-Advisers. Based on their deliberations during the prior meetings, the Independent Trustees formulated a number of questions and requests for follow-up information from management, with respect to which JPMPI had responded in writing or orally during the Meeting. In addition, the Independent Trustees discussed the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements during an executive session held as part of the Meeting with Independent Legal Counsel at which no representatives of JPMPI, the Sub-Advisers, or other representatives from management were present. In deciding to approve the Advisory Agreement and Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and the Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Trustees considered JPMPI’s review of its policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser; and its processes to keep the Trustees informed about matters relevant to the Funds and their shareholders.

Similarly, the Trustees considered the sub-advisory services provided by each Sub-Adviser to the Funds. The Trustees also considered information about the investment personnel of BlackRock and RIIS who are responsible for providing services under the Sub-Advisory Agreements. For each of BlackRock and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI, BlackRock and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by the Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreements were likely to benefit the Funds and their shareholders.

Investment Performance. As part of their review of the services provided by JPMPI and BlackRock, the Trustees reviewed the performance of each of the Funds, including the Broadridge report containing comparative performance information of a peer group of similar funds selected by Broadridge. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge do not provide particularly apt comparisons, given the Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purpose. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies. In this regard, the Trustees received supplemental information regarding (i) Sub-Adviser sleeve performance and (ii) performance of the J.P. Morgan managed account strategies that invest in the Funds.

To evaluate Sub-Adviser sleeve performance, the Trustees reviewed performance information of each of the Sub-Adviser sleeves against their performance benchmark(s), which included customized benchmarks in certain cases. The Trustees also considered that Sub-Adviser performance is reviewed independently by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), and reviewed related materials from IPGC reports.

Regarding Fund performance, in addition to the performance information comparing each of the Funds against their Broadridge peers and their prospectus stated benchmarks, the Board reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with 2021 portfolio attribution reports pointing out the main contributors to and detractors from the performance of the managed account portfolios, including the role of the Funds as components of the broader portfolios. The Trustees also considered that Fund performance is reviewed independently

50	SIX CIRCLES TRUST	JUNE 30, 2022

by the J.P. Morgan Portfolio Governance Committee (“PGC”), a committee responsible for providing ongoing oversight of its internal investment strategies, including the investment strategies inclusive of the Funds and reviewed related materials. The Board considered that PGC to date has been satisfied with the performance of the Funds and each Sub-Adviser and that the Funds have to date and continue to serve their intended purpose.

Based on these reviews, the Trustees concluded that they were satisfied with the investment performance provided by each of JPMPI under the Advisory Agreement and BlackRock and RIIS under the respective Sub-Advisory Agreements.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted JPMPI’s explanation that the advisory fee rate is consistent across all of the Funds as the fee covers sub-advisory fees and each Fund receives similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had: (1) agreed to contractually reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements affect the expenses borne by shareholders.

The Trustees reviewed the advisory fee and total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the Funds’ total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Fund to be reasonable. The Trustees noted that the Broadridge information showed that the actual advisory fee for each Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the total expense ratio for each Fund was also within the low range of total expenses within its peer group, when taking into account the fee waiver and expense reimbursement arrangements for each Fund. The Trustees also found that the fees paid by JPMPI to BlackRock and RIIS were reasonable, noting that the Funds do not pay the fees to the Sub-Advisers directly, but that JPMPI compensates them out of the advisory fee it receives from the Funds. The Trustees noted that neither JPMPI nor BlackRock and RIIS identified any funds or accounts with comparable investment objectives and strategies as the Funds. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Based on the information presented by JPMPI, BlackRock, RIIS and Broadridge, the Trustees determined that the level of the advisory fees charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock and RIIS, as well as the total expenses of each Fund, are reasonable, fair and equitable and that approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements benefits each Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Funds based on profitability information included in the 15(c) Materials, and whether the amount of profits represented a fair entrepreneurial profit for the management of the Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI undertakes as investment manager and sponsor of the Funds. The Trustees also considered the Funds’ operating expenses and the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profits. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2021. The Trustees also took into account that, although JPMPI has not realized profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates to be paid to JPMPI do not have break points, but due to the fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Funds. The Trustees took into account that the Sub-Advisory Agreements for BlackRock and RIIS include breakpoints to certain of the sub-advisory fees in light of the anticipated size of those Funds.

Ultimately, the Trustees concluded that each of the Funds’ fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock and RIIS or any of their affiliates may receive other benefits as a result of the relationship with the Trust or the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current

JUNE 30, 2022	SIX CIRCLES TRUST	51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. Specifically, the Board considered that the Funds serve to expand the CIO investments toolkit, expand the current capacity to invest and reduce unintended portfolio dispersion. The Board also considered that, apart from the Adviser, who does not retain any fees under the Advisory Agreement for managing the Funds, the Funds are not engaging any JPMC affiliates as fund service providers. Instead, the Funds are utilizing third party service providers and restrict any transactions with affiliates. In this regard, the Trustees took into account JPMPI’s representation that no JPMC affiliate is profiting financially directly from the Funds themselves. The Trustees considered that the Adviser does receive a portfolio management fee (“PMF”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including on assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it would receive this PMF independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third party fund or other investment.

The Trustees additionally considered that BlackRock and RIIS were not affiliated with any of the Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate does not execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. Having requested and received such information from the Adviser, BlackRock and RIIS as the Trustees believed to be reasonably necessary to evaluate the continuation of the terms of the Advisory Agreement and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, unanimously concluded that the advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable business judgment, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one year term.

52	SIX CIRCLES TRUST	JUNE 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program. JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On June 8, 2022, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum (“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2022	SIX CIRCLES TRUST	53

TRUSTEES

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee first became a Board member of the Trust, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 383 Madison Avenue, New York, NY 10179. The Funds’ Statement of Additional Information includes additional information about the Trustees, and is available, without charge, by calling collect at 1-212-464-2070, or on the Six Circles Funds’ website at www.sixcirclesfunds.com.

Name (Year of Birth; Positions with the Fund since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

Lisa M. Borders (1957); Trustee since inception	Consultant, LMB Group (management consulting) (February 2019–present); President and Chief Executive Officer, TIME’S UP (social welfare) (October 2018–February 2019); President, Women’s National Basketball Association (March 2016–October 2018); Vice President, The Coca-Cola Company (2013–2016).	11	Independent Trustee, Lottery.com (October 2021-present); Director, Operation Hope (2015–2016; 2020–present); Director, Grady Health System (Chair, Quality Committee 2014–2017); Chair, Borders Commission, United States Olympic Committee; Trustee, Duke University; Chair, The Coca-Cola Foundation

James P. Donovan (1950); Lead Independent Trustee since inception	Chairman, Cross Culture Coach LLC (education) (2012–present)	11	Chairman and President, Cannon Point Preservation Corp.; Chairman, Cross Culture Coach LLC

Neil Medugno (1957); Trustee since inception	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994–2017).	11	Independent Trustee, James Alpha Funds Trust (2021-present)

Steven R. Meier (1961): Trustee since August 17th, 2021	Interim Chief Investment Officer, Assistant Treasurer — Senior Principal Investment Officer, Connecticut Office of the State Treasurer (Investment Management) (2019–August 2021); EVP, Chief Investment Officer — Global Fixed Income, Currency and Cash Management, State Street Global Advisors (Investment Management) (June 2013–April 2017).	11	Director, Connecticut Green Bank; Director, Connecticut Innovations

Lauren K. Stack (1963); Trustee since inception	Head of Operations, HyperSpectral APD (medical diagnostics) (2020–present); Principal, b2G Capital, Inc. (consulting) (2016–present); Chief Operating Officer, Corcoran Gallery of Art (2011–2015).	11	Independent Trustee, Virginia 529; Director, ACT for Alexandria (2002–2019); Director, Inova Alexandria Hospital Foundation; Director, Capitol Post
Interested Trustees

Mary E. Savino (1962); Chairman since inception	Managing Director, J.P. Morgan Securities LLC, Asset & Wealth Management division, Head of J.P. Morgan Private Investments Inc. Investment Advisory Business (2016–present); Global Head of Portfolio Management Group (2013–2016); Global Head of Client Portfolio Management for Global Access Funds (2009–2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.	11	Director, J.P. Morgan Private Investments Inc.

(1)	The Trustees serve for an indefinite term.
(2)

A Fund Complex means two or more registered investment companies that: (i) hold themselves out to investors as related companies for purposes of investment and investor services; or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The Six Circles Funds Complex for which the Board serves currently includes three registered investment companies (11 funds).

54	SIX CIRCLES TRUST	JUNE 30, 2022

OFFICERS

The Trust’s executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 383 Madison Avenue, New York, NY 10179.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Mary E. Savino (1962), President and Principal Executive Officer since inception	Managing Director, JPMorgan Securities LLC, Asset & Wealth Management division, Head of JPMorgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.

Abby L. Ingber (1962), Chief Legal Officer and Secretary since inception	Executive Director and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2017-present); Deputy General Counsel, Schroder Investment Management North America Inc. and Chief Legal Officer and Secretary, Schroder Funds (2006-2017).

Michael Choi (1971), Chief Compliance Officer since inception	Chief Compliance Officer, J.P. Morgan Private Investments Inc. (2016-present); Managing Director, JPMorgan Chase Bank, N.A. (2018-present); Executive Director; Assistant General Counsel, JPMorgan Chase Bank, N.A. (2008-2016).

Gregory R. McNeil (1975), Principal Financial Officer and Treasurer since inception	Executive Director, JPMorgan Securities LLC (2018-present); Vice President, AQR Capital Management, LLC; Treasurer, AQR Funds (2015-2018).

Gina M. Andes (1976), Assistant Treasurer since inception	Executive Director, JP Morgan Securities LLC (2020-present); Vice President, JP Morgan Securities LLC (2017-2019); Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2013-2017).

Pamela Woodley (1971), Assistant Secretary since 2021	Vice President and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2004-present)

JUNE 30, 2022	SIX CIRCLES TRUST	55

Feb 2021

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2022. All rights reserved. June 30, 2022.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: August 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: August 30, 2022

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: Treasurer - Principal Financial Officer
Date: August 30, 2022